    As filed with the Securities and Exchange Commission on April 25, 2008

                                                 File Nos. 333-31172; 811-05343

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


     Registration Statement Under The Securities Act of 1933                        [X]
                          Pre-Effective Amendment No.                               [_]
                          Post-Effective Amendment No. 34                           [X]

                             and/or

  Registration Statement Under the Investment Company Act of 1940                   [X]
                        Amendment No. 232                                           [X]
                (Check Appropriate Box or Boxes)


                 Genworth Life & Annuity VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life and Annuity Insurance Company
                              (Name of Depositor)

                6610 West Broad Street Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel
                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2008 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                 Genworth Life & Annuity VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2008, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Choice" in our marketing materials.


This prospectus gives details about the contract, Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund -- Series II shares
AIM V.I. Capital Appreciation Fund -- Series I shares
AIM V.I. Core Equity Fund -- Series I shares
AIM V.I. Global Real Estate Fund -- Series II shares
AIM V.I. International Growth Fund -- Series II shares
AIM V.I. Large Cap Growth Fund -- Series I shares

AllianceBernstein Variable Products Series Fund, Inc.:

AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B

AllianceBernstein Global Technology Portfolio -- Class B
AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein International Value Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B
AllianceBernstein Small Cap Growth Portfolio -- Class B

American Century Variable Portfolios, Inc.:
VP Income & Growth Fund -- Class I
VP International Fund -- Class I
VP Ultra(R) Fund -- Class I
VP Value Fund -- Class I

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II

BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares
BlackRock Large Cap Growth V.I. Fund -- Class III Shares
BlackRock Value Opportunities V.I. Fund -- Class III Shares

Columbia Funds Variable Insurance Trust I:
Columbia Marsico Growth Fund, Variable Series -- Class A
Columbia Marsico International Opportunities Fund, Variable Series -- Class B

Dreyfus:
Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares Dreyfus Variable Investment Fund -- Money Market Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares/1/

/1/ The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

DWS Variable Series II:

DWS Dreman High Return Equity VIP -- Class B Shares
DWS Dreman Small Mid Cap Value VIP -- Class B Shares
DWS Technology VIP -- Class B Shares

Eaton Vance Variable Trust:
VT Floating-Rate Income Fund
VT Worldwide Health Sciences Fund

Evergreen Variable Annuity Trust:
Evergreen VA Omega Fund -- Class 2

Federated Insurance Series:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

Fidelity(R) Variable Insurance Products Fund:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
Franklin Income Securities Fund -- Class 2 Shares
Franklin Large Cap Growth Securities Fund -- Class 2 Shares

Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares

Mutual Shares Securities Fund -- Class 2 Shares
Templeton Foreign Securities Fund -- Class 2 Shares
Templeton Global Asset Allocation Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE Investments Funds, Inc.:

Core Value Equity Fund -- Class 1 Shares (formerly, Value Equity Fund) Income Fund -- Class 1 Shares
Mid-Cap Equity Fund -- Class 1 Shares

Money Market Fund

Premier Growth Equity Fund -- Class 1 Shares
Real Estate Securities Fund -- Class 1 Shares

S&P 500(R) Index Fund

Small-Cap Equity Fund -- Class 1 Shares

Total Return Fund -- Class 1 Shares/1/
Total Return Fund -- Class 3 Shares/1/

U.S. Equity Fund -- Class 1 Shares


Janus Aspen Series:
Balanced Portfolio -- Service Shares
Forty Portfolio -- Service Shares

JPMorgan Insurance Trust:

JPMorgan Insurance Trust Balanced Portfolio -- Class 1
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1
JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1
JPMorgan Insurance Trust Diversified Mid Cap Portfolio -- Class 1
JPMorgan Insurance Trust Equity Index Portfolio -- Class 1
JPMorgan Insurance Trust Government Bond Portfolio -- Class 1
JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1
JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio -- Class 1

Legg Mason Partners Variable Equity Trust:

Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II Legg Mason Partners Variable Fundamental Value Portfolio -- Class I

MFS(R) Variable Insurance Trust:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Investors Trust Series -- Service Class Shares
MFS(R) Strategic Income Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Balanced Fund/VA -- Service Shares
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Global Securities Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares
Oppenheimer MidCap Fund/VA -- Service Shares

PIMCO Variable Insurance Trust:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:

Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
Natural Resources Portfolio -- Class II Shares


/1/ The Subaccount invests in Class 1 shares of the Total Return Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return Fund for contracts issued on or after May 1, 2006.

Rydex Variable Trust:

NASDAQ-100(R) Fund (formerly, OTC Fund)


The Universal Institutional Funds, Inc.:
Equity and Income Portfolio -- Class II Shares


Van Kampen Life Investment Trust:
Comstock Portfolio -- Class II Shares

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:


Janus Aspen Series:
International Growth Portfolio -- Service Shares

The following Portfolios are not available to contracts issued on or after May 1, 2006:

Fidelity(R) Variable Insurance Products Fund:
VIP Asset Manager/SM/ Portfolio -- Service Class 2

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Mid Cap Value Fund


JPMorgan Series Trust II:
JPMorgan Bond Portfolio
JPMorgan International Equity Portfolio
JPMorgan Mid Cap Value Portfolio
JPMorgan Small Company Portfolio
JPMorgan U.S. Large Cap Core Equity Portfolio


MFS(R) Variable Insurance Trust:
MFS(R) New Discovery Series -- Service Class Shares

The following Portfolios are not available to contracts issued on or after May 1, 2007:


Legg Mason Partners Variable Equity Trust:

Legg Mason Partners Variable Capital and Income Portfolio -- Class II

Van Kampen Life Investment Trust:
Strategic Growth Portfolio -- Class II Shares


The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after May 1, 2008:

XTF Advisors Trust:
ETF 60 Portfolio -- Class II Shares


Not all of these Portfolios may be available in all states or in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This contract has optional benefits, for an additional charge, available to contact owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.


We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.


In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

A Statement of Additional Information, dated May 1, 2008, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:


                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Table of Contents
Definitions...........................................................

Fee Tables............................................................
   Examples...........................................................

Synopsis..............................................................

Condensed Financial Information.......................................

Financial Statements..................................................

The Company...........................................................

The Separate Account..................................................
   The Portfolios.....................................................
   Subaccounts........................................................
   Voting Rights......................................................
   Asset Allocation Program...........................................

The Guarantee Account.................................................

Charges and Other Deductions..........................................
   Transaction Expenses...............................................
       Surrender Charge...............................................
       Exceptions to the Surrender Charge.............................
   Deductions from the Separate Account...............................
   Charges for the Living Benefit Rider Options.......................
   Charges for the Death Benefit Rider Options........................
   Other Charges......................................................

The Contract..........................................................
   Purchase of the Contract...........................................
   Ownership..........................................................
   Assignment.........................................................
   Purchase Payments..................................................
   Valuation Day and Valuation Period.................................
   Allocation of Purchase Payments....................................
   Valuation of Accumulation Units....................................

Transfers.............................................................
   Transfers Before the Annuity Commencement Date.....................
   Transfers from the Guarantee Account to the Subaccounts............
   Transfers from the Subaccounts to the Guarantee Account............
   Transfers Among the Subaccounts....................................
   Telephone/Internet Transactions....................................
   Confirmation of Transactions.......................................
   Special Note on Reliability........................................
   Transfers by Third Parties.........................................
   Special Note on Frequent Transfers.................................
   Dollar Cost Averaging Program......................................
   Defined Dollar Cost Averaging Program..............................
   Portfolio Rebalancing Program......................................
   Guarantee Account Interest Sweep Program...........................

Surrenders and Partial Withdrawals........................................
   Surrenders and Partial Withdrawals.....................................
   Restrictions on Distributions from Certain Contracts...................
   Systematic Withdrawal Program..........................................
   Guaranteed Minimum Withdrawal Benefit Rider Options....................
       Lifetime Income Plus 2008..........................................
       Lifetime Income Plus 2007..........................................
       Lifetime Income Plus (for contracts issued on or after the later of May 1, 2006, or the date of state insurance
         department approval).............................................
       Lifetime Income Plus (for contracts issued prior to May 1,
         2006, or prior to the date of state insurance department
         approval)........................................................
       Guaranteed Withdrawal Advantage....................................
       Investment Strategy for the Guaranteed Minimum Withdrawal
         Benefit Rider Options............................................
   Annuity Cross Funding Program..........................................

Death of Owner and/or Annuitant...........................................
   Distribution Provisions Upon Death of Owner or Joint Owner.............
   Death Benefit at Death of Any Annuitant Before Annuity
     Commencement Date....................................................
   Basic Death Benefit....................................................
   Annual Step-Up Death Benefit Rider Option..............................
   5% Rollup Death Benefit Rider Option...................................
   Earnings Protector Death Benefit Rider Option..........................
   The Earnings Protector and Greater of Annual Step-Up and 5% Rollup
     Death Benefit Rider Option...........................................
   Termination of Death Benefit Rider Options When Contract Assigned
     or Sold..............................................................
   How to Claim Proceeds and/or Death Benefit Payments....................
   Distribution Rules.....................................................

Income Payments...........................................................
   Income Payments and the Annuity Commencement Date......................
   Optional Payment Plans.................................................
   Variable Income Payments...............................................
   Transfers After the Annuity Commencement Date..........................
   Guaranteed Income Advantage............................................
   Payment Protection Rider Options.......................................
       Payment Optimizer Plus.............................................
       Principal Protection Advantage.....................................

Tax Matters...............................................................
   Introduction...........................................................
   Taxation of Non-Qualified Contracts....................................
   Section 1035 Exchanges.................................................
   Qualified Retirement Plans.............................................
   Federal Income Tax Withholding.........................................
   State Income Tax Withholding...........................................
   Tax Status of the Company..............................................
   Federal Estate Taxes...................................................
   Generation-Skipping Transfer Tax.......................................
   Annuity Purchases by Residents of Puerto Rico..........................
   Annuity Purchases by Nonresident Aliens and Foreign Corporations.......
   Foreign Tax Credits....................................................
   Changes in the Law.....................................................


Requesting Payments...................................................

Sale of the Contracts.................................................

Additional Information................................................
   Owner Questions....................................................
   Return Privilege...................................................
   State Regulation...................................................
   Evidence of Death, Age, Gender, Marital Status or Survival.........
   Records and Reports................................................
   Other Information..................................................
   Legal Proceedings..................................................

Appendix A -- Examples of the Available Death Benefits................ A-1

Appendix B -- Condensed Financial Information......................... B-1

Table of Contents for Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Asset Allocation Model -- A component of the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.

Benefit Date -- For the Guaranteed Minimum Withdrawal Benefit Rider Options, the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

Benefit Year -- For the Guaranteed Minimum Withdrawal Benefit Rider Options, each one year period following the Benefit Date and each anniversary of that date.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Designated Subaccounts -- The Subaccounts or Model Portfolios available under the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

Funding Annuity -- This variable deferred annuity issued by Genworth Life and Annuity Insurance Company; this contract becomes a Funding Annuity when it is purchased on the same date as a Scheduled Purchase Payment Variable Deferred Annuity Contract issued by Genworth Life and Annuity Insurance Company. The assets of this Funding Annuity are withdrawn and immediately allocated to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.


GIS Subaccount -- A division of the Separate Account that invests exclusively in shares of the GE Investments Funds, Inc. -- Total Return Fund. This Subaccount is only available when Guaranteed Income Advantage is elected at the time of application. Purchase payments may not be made directly to the GIS Subaccount. Allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account.

Gross Withdrawal -- For Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.


Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. The Guarantee Account is not available to contract owners who have elected Payment Optimizer Plus for as long as the rider is in effect.

Guaranteed Income Advantage -- The marketing name for the Guaranteed Income Rider. This rider may be referred to by either name in this prospectus.

Guaranteed Withdrawal Advantage -- The marketing name for the Guaranteed Minimum Withdrawal Benefit Rider, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. This rider may be referred to by either name in this prospectus. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.


Income Start Date -- For Guaranteed Income Advantage, the date income payments begin from one or more segments pursuant to the terms of Guaranteed Income Advantage. For Principal Protection Advantage, the date income payments begin from one or more Payment Protection Plans pursuant to the terms of Principal Protection Advantage.

Income Start Value -- For Principal Protection Advantage, the portion of Contract Value applied to a Payment Protection Plan that provides for monthly income as of the Income Start Date.

Investment Strategy -- The Designated Subaccounts and/or Asset Allocation Model required for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options. The Investment Strategy is required in order to receive the full benefit under these rider options.


Lifetime Income Plus -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. This rider may be referred to by either name in this prospectus. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.


Lifetime Income Plus 2007 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. This rider may be referred to by either name in this prospectus.


Lifetime Income Plus 2008 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in the prospectus. This rider may be referred to by either name in this prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.


Payment Optimizer Plus -- The marketing name for the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. This rider may be referred to by either name in this prospectus.

Payment Protection Plan -- A series of variable income payments that are provided pursuant to the terms of Payment Protection Advantage.

Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

Principal Protection Advantage -- The marketing name for the Payment Protection Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. This rider may be referred to by either name in this prospectus. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.


Principal Protection Death Benefit -- The death benefit provided under Lifetime Income Plus 2008, if elected at the time of application, for an additional charge.


Rider Death Benefit -- The death benefit payable under Lifetime Income Plus or Lifetime Income Plus 2007.


Roll-Up Value -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008.


Separate Account -- Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, annual contract charge, optional benefit charge and surrender charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Withdrawal Base -- An amount used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

Withdrawal Factor -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

Withdrawal Limit -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
---------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Number of Completed Years Surrender Charge as
 payments partially withdrawn or surrendered)      Since We Received the     a Percentage of the
                                                   Purchase Payment          Purchase Payment
                                                                             Partially Withdrawn or
                                                                             Surrendered/1,2/
                                                   ------------------------------------------------
                                                               0                       6%
                                                               1                       6%
                                                               2                       6%
                                                               3                       6%
                                                               4                       5%
                                                               5                       4%
                                                           6 or more                   0%
---------------------------------------------------------------------------------------------------
 Transfer Charge                                                      $10.00/3/
---------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.


 If you purchase Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

/2/Any partial withdrawals that are immediately allocated to a Scheduled
   Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.




The following charges apply to contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications.



Periodic Charges Other Than Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------
Annual Contract Charge                                                                      $30.00/1/
-----------------------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the
 Separate Account)
-----------------------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                                                            1.30%
-----------------------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                                                0.15%
-----------------------------------------------------------------------------------------------------------------
Living Benefit Rider Options/2/ (as a percentage of your average daily net assets in the
 Separate Account)
-----------------------------------------------------------------------------------------------------------------
                                                                                 Current Charge Maximum Charge/3/
                                                                                 --------------------------------
Guaranteed Withdrawal Advantage/4/                                                   0.50%           1.00%
-----------------------------------------------------------------------------------------------------------------
Lifetime Income Plus/5/
 Single Annuitant Contract                                                           0.60%           2.00%
                                                                                 -------------------------------
 Joint Annuitant Contract                                                            0.75%           2.00%
-----------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007
 Single Annuitant Contract                                                           0.75%           2.00%
                                                                                 -------------------------------
 Joint Annuitant Contract                                                            0.85%           2.00%
-----------------------------------------------------------------------------------------------------------------
Guaranteed Income Advantage                                                          0.50%           0.50%
-----------------------------------------------------------------------------------------------------------------
Principal Protection Advantage/6/                                                    0.40%           1.00%
-----------------------------------------------------------------------------------------------------------------
Payment Optimizer Plus
 Single Annuitant Contract                                                           0.50%           1.25%
                                                                                 -------------------------------
 Joint Annuitant Contract                                                            0.65%           1.25%
-----------------------------------------------------------------------------------------------------------------


Living Benefit Rider Options/2,7/
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge             Maximum Charge/3/
                                                             -------------------------------------------------------
Lifetime Income Plus 2008 without the Principal Protection
 Death Benefit
 Single Annuitant Contract                                   0.75% of benefit base       2.00% of benefit base
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base       2.00% of benefit base
                                                             -------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection
 Death Benefit -- Annuitant Age 45-70
 Single Annuitant Contract                                   0.75% of benefit base plus  2.00% of benefit base plus
                                                             0.15% of value of Principal 0.50% of value of Principal
                                                             Protection Death Benefit    Protection Death Benefit
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base plus  2.00% of benefit base plus
                                                             0.15% of value of Principal 0.50% of value of Principal
                                                             Protection Death Benefit    Protection Death Benefit
                                                             -------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection
 Death Benefit -- Annuitant Age 71-85
 Single Annuitant Contract                                   0.75% of benefit base plus  2.00% of benefit base plus
                                                             0.40% of value of Principal 0.50% of value of Principal
                                                             Protection Death Benefit    Protection Death Benefit
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base plus  2.00% of benefit base plus
                                                             0.40% of value of Principal 0.50% of value of Principal
                                                             Protection Death Benefit    Protection Death Benefit
--------------------------------------------------------------------------------------------------------------------

Death Benefit Rider Options/8/ (as a percentage of your Contract Value at the time the charge is taken)/9/
------------------------------------------------------------------------------------------------------------------------
                                                                                        Current Charge Maximum Charge/3/
                                                                                        --------------------------------
Annual Step-Up Death Benefit Rider Option                                                   0.20%           0.20%
------------------------------------------------------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option                                                        0.30%           0.30%
------------------------------------------------------------------------------------------------------------------------
Earnings Protector Death Benefit Rider Option                                               0.30%           0.30%
------------------------------------------------------------------------------------------------------------------------
Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider
 Option                                                                                     0.70%           0.70%
------------------------------------------------------------------------------------------------------------------------
                                                                                           Current         Maximum
                                                                                        --------------------------------
Maximum Total Separate Account Annual Expenses/10/                                          2.90%           4.15%
------------------------------------------------------------------------------------------------------------------------



/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

/5/Lifetime Income Plus is not available for contracts issued on or after May
   1, 2008.

/6/Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

/7/You may purchase Lifetime Income Plus 2008 with or without the Principal
   Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals Contract Value. The benefit base will change and may be higher than the Contract Value on any given day.

 If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

 The charges for the rider will be deducted at the end of the calendar quarter.

/8/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
   Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008 at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008.

 You may purchase the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, purchase the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be purchased with any other death benefit rider option.

/9/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/10/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Annual Step-Up Death Benefit Rider and Lifetime Income Plus 2008 with the Principal Protection Death Benefit, and that the owner purchases the contract as a Joint Annuitant contract with an Annuitant that is age 71 or older. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Annual Step-Up Death Benefit Rider and Lifetime Income Plus 2008 with the Principal Protection Death Benefit, and that the owner purchases the contract as a Joint Annuitant contract. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account annual expenses would be lower.

 Additionally, please note that "Maximum Total Separate Account Annual Expenses" reflect the sum of (i) charges that are based on assets in the Separate Account, (ii) death benefit rider option charges that are based on Contract Value, and (iii) for Lifetime Income Plus 2008, charges that are based on the benefit base, as defined and determined in the rider. While "Maximum Total Separate Account Annual Expenses" sums the amounts of applicable charges for ease of reference and possible comparison with other variable annuity contracts, your actual total expenses may be different.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications.


Periodic Charges Other Than Portfolio Expenses
--------------------------------------------------------------------------------------------------------------------------
Annual Contract Charge                                                                               $30.00/1/
--------------------------------------------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                                                    1.30%
--------------------------------------------------------------------------------------------------------------------------
  Administrative Expense Charge                                                                        0.15%
--------------------------------------------------------------------------------------------------------------------------
Living Benefit Rider Option/2/
 (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------------------------------
                                                                                          Current Charge Maximum Charge/3/
                                                                                          --------------------------------
Guaranteed Withdrawal Advantage                                                               0.50%           1.00%
--------------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus                                                                          0.60%           2.00%
--------------------------------------------------------------------------------------------------------------------------
Guaranteed Income Advantage                                                                   0.50%           0.50%
--------------------------------------------------------------------------------------------------------------------------
Principal Protection Advantage                                                                0.40%           1.00%
--------------------------------------------------------------------------------------------------------------------------
Death Benefit Rider Options/4/
 (as a percentage of your Contract Value at the time the charge is taken)/5/
--------------------------------------------------------------------------------------------------------------------------
                                                                                          Current Charge  Maximum Charge
                                                                                          --------------------------------
Annual Step-Up Death Benefit Rider Option                                                     0.20%           0.20%
--------------------------------------------------------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option                                                          0.30%           0.30%
--------------------------------------------------------------------------------------------------------------------------
Earnings Protector Death Benefit Rider Option                                                 0.30%           0.30%
--------------------------------------------------------------------------------------------------------------------------
Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option     0.70%           0.70%
--------------------------------------------------------------------------------------------------------------------------
                                                                                             Current         Maximum
                                                                                          --------------------------------
Maximum Total Separate Account Annual Expenses/6/                                             2.65%           3.65%
--------------------------------------------------------------------------------------------------------------------------


/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
   Plus at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus.

/5/All charges for the optional death benefit riders are taken in arrears on each contract anniversary and at the time the contract is surrendered.


/6/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and either Guaranteed Withdrawal Advantage or Guaranteed Income Advantage. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Annual Step-Up Death Benefit Rider and Lifetime Income Plus. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account annual expenses would be lower.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.


The following charges apply to contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio Expenses
-----------------------------------------------------------------------------------------------------------------------------
Annual Contract Charge                                                                                  $30.00/1/
-----------------------------------------------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
-----------------------------------------------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                                                       1.30%
-----------------------------------------------------------------------------------------------------------------------------
  Administrative Expense Charge                                                                           0.15%
-----------------------------------------------------------------------------------------------------------------------------
Living Benefit Rider Options/2/
 (as a percentage of your average daily net assets in the Separate Account)
-----------------------------------------------------------------------------------------------------------------------------
                                                                                             Current Charge Maximum Charge/3/
                                                                                             --------------------------------
Guaranteed Withdrawal Advantage                                                                  0.50%           1.00%
-----------------------------------------------------------------------------------------------------------------------------
Guaranteed Income Advantage                                                                      0.40%           0.50%
-----------------------------------------------------------------------------------------------------------------------------
Principal Protection Advantage                                                                   0.40%           1.00%
-----------------------------------------------------------------------------------------------------------------------------
Death Benefit Rider Options
 (as a percentage of your Contract Value at the time the charge is taken)/4/
-----------------------------------------------------------------------------------------------------------------------------
                                                                                             Current Charge  Maximum Charge
                                                                                             --------------------------------
Annual Step-Up Death Benefit Rider Option                                                        0.20%           0.20%
-----------------------------------------------------------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option/5/                                                          0.30%           0.30%
-----------------------------------------------------------------------------------------------------------------------------
Earnings Protector Death Benefit Rider Option                                                    0.30%           0.30%
-----------------------------------------------------------------------------------------------------------------------------
Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option/5/     0.70%           0.70%
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                Current         Maximum
                                                                                             --------------------------------
Maximum Total Separate Account Annual Expenses/6/                                                2.65%           3.15%
-----------------------------------------------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of the application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/5/The 5% Rollup Death Benefit Rider Option and the Earnings Protector and
   Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option are not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

/6/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and Guaranteed Withdrawal Advantage. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Rider and either Guaranteed Withdrawal Advantage or Principal Protection Advantage. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account annual expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


Annual Portfolio Expenses/1/                                                     Minimum Maximum
------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)  0.40%   8.98%
------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2007. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.40% and 1.78%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

For contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;


  .  elected Lifetime Income Plus 2008 with the Principal Protection Death
     Benefit;


  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,813      $4,136      $6,142      $10,257


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,277      $3,704      $5,856      $10,241


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value); and


  . for Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge of 2.00% of benefit base plus a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value); and


  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually as a percentage of the Contract Value).

If the optional rider is not elected, the expense figures shown above would be lower.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Lifetime Income Plus;

  .  elected the Annual Step-Up Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,736      $3,852      $5,590       $8,828

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,197      $3,403      $5,275       $8,806


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a maximum charge of 2.00% for Lifetime Income Plus (deducted daily at an effective annual rate of the assets in the Separate Account); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider Option (deducted annually as a percentage of Contract Value).

If the rider options are not elected, the expense figures shown above would be lower.

For contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Guaranteed Withdrawal Advantage or Principal Protection Advantage;

  . elected the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,696      $3,758      $5,469       $8,710


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,106      $3,261      $5,109       $8,663


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account Annual Expenses of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a charge of 1.00% for Guaranteed Withdrawal Advantage or Principal Protection Advantage (deducted daily at an effective annual rate of the assets in the Separate Account); and

  . a charge of 0.70% for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option (deducted annually as a percentage of the Contract Value).

If the rider options are not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.


How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking income payments from the GIS Subaccount(s) pursuant to the election of Guaranteed Income Advantage or you are taking income payments pursuant to the election of one of the Payment Protection Rider Options. All income payments made from the GIS Subaccount(s) will be made in accordance with the terms of Guaranteed Income Advantage. All income payments made from a Payment Protection Rider Option will be made in accordance with the terms of the applicable Payment Protection Rider Option. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract," the "Income Payments -- Guaranteed Income Advantage," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus. If only a portion of the contract is being annuitized, monthly income payments will be taxed as partial withdrawals, rather than income payments. See the "Tax Treatment of Guaranteed Income Advantage," and "Tax Treatment of Principal Protection Advantage" provisions of this prospectus.


What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or all markets. In addition, the Guarantee Account is not available to contract owners who have elected Payment Optimizer Plus for as long as the rider is in effect. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

What charges are associated with this contract? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge reduces to 0%.


You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.45% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30%. There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as 12b-1 fees or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that which also invest in the same Portfolios (or many of the same) offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract -- Purchase Payments" provision of this prospectus.


How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date (or the earlier of the Income Start Date and the Annuity Commencement Date if Guaranteed Income Advantage or Principal Protection Advantage is elected at the time of application) provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.


What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See the "Death of Owner and/or Annuitant" provision of this prospectus.


May I transfer assets among Subaccounts and to and from the Guarantee
Account? Yes, however there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. Riders elected by the contract owner may impose additional limitations on transfer rights. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers among the Subaccounts, as well as to and from the Guarantee Account, may be subject to certain restrictions. See the "Transfers," "Income Payments -- Transfers After the Annuity Commencement Date," "Income Payments -- Guaranteed Income Advantage," and "The Guarantee Account" provisions of this prospectus. In addition, if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008), the benefits you receive under those riders may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.


May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus for more information. In addition, if you elect Guaranteed Income Advantage and you take a withdrawal from the GIS Subaccount(s), you will lose your right to make any additional scheduled transfers to that segment and your guaranteed income floor will be adjusted to reflect the withdrawal made. See the "Income
Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, partial withdrawals may affect the benefit you receive under that rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.


Do I get a free look at this contract? Yes, you have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to their allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision of this prospectus for more information.

What optional benefits are available under this contract? We offer several optional benefits by rider under this prospectus. The riders may not be available in all states or markets.


The "Living Benefit Rider Options." We currently offer four "living benefit rider options" under this prospectus. You may not purchase the riders together or in any combination. Three other living benefit riders, Guaranteed Withdrawal Advantage, Lifetime Income Plus and Principal Protection Advantage, are no longer offered for sale.

Four Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in this prospectus: Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007 and Lifetime Income Plus 2008. Lifetime Income Plus, Lifetime Income Plus 2007 and Lifetime Income Plus 2008 provide guaranteed withdrawals until the last death of an Annuitant, at least equal to purchase payments, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal Advantage provides a guaranteed return of purchase payments through a series of withdrawals, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. To receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must allocate all purchase payments and assets in your contract in accordance with the Investment Strategy prescribed by the particular rider. If you purchase Lifetime Income Plus 2008, you must always allocate assets in accordance with the Investment Strategy prescribed by that rider. Please see the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" provision of this prospectus for more information about the riders and their features.

We also offer Guaranteed Income Advantage, which provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). You may not allocate purchase payments or assets in your contract directly into the GIS Subaccount(s). Rather, allocations to the GIS Subaccount(s) must be made through a series of scheduled transfers from other Subaccounts in which you have allocated assets. Please see the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus for more information about the riders and their features.

Finally, we discuss two Payment Protection Rider Options in this prospectus:
Payment Optimizer Plus and Principal Protection Advantage. These riders provide for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Principal Protection Advantage, however, is not available for contracts issued on or after May 1, 2007. To receive the full benefit provided by either of the Payment Protection Rider Options, you must allocate all purchase payments and assets in your contract in accordance with the Investment Strategy prescribed by the particular rider. Please see the "Income Payments -- Payment Protection Rider Options" provision of this prospectus for more information about the rider and its features.

Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.


The Death Benefit Rider Options. We offer the following four optional death benefits by rider in addition to the Basic Death Benefit available under the contract: (i) the Annual Step-Up Death Benefit Rider; (ii) the 5% Rollup Death Benefit Rider; (iii) the Earnings Protector Death Benefit Rider; and

(iv) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider.

Each of these optional death benefit riders is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see "The Death Benefit" provision of this prospectus for more information about these optional death benefit riders and their features.


When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. For contract owners that have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008), all purchase payments must be allocated in accordance with the Investment Strategy as outlined in each rider in order to receive the full benefit provided by the rider. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. For contract owners that have elected Guaranteed Income Advantage, purchase payments may not be allocated directly to the GIS Subaccount(s), but must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account. See "The Contract --Allocation of Purchase Payments," the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," the "Income Payments -- Guaranteed Income Advantage," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.


What are the Federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

FINANCIAL STATEMENTS


The consolidated financial statements for Genworth Life and Annuity Insurance Company and subsidiaries, as well as the financial statements for the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call
(800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.


THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.


Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is directly owned by Genworth Financial, Inc., a public company.


We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios


There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate purchase payments. In addition, you currently may change your future purchase payment allocation without penalty or charges. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008), however, the benefits you receive under that rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. In addition, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision of this prospectus for additional information.


Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Before choosing a Subaccount to allocate your purchase payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at
(800) 352-9910, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.gefinancialpro.com. We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts


You may invest in the Subaccounts of the Portfolios listed below in addition to the Guarantee Account at any one time. For contract owners that have elected Guaranteed Income Advantage, you may not allocate purchase payments directly to the GIS Subaccount(s). Such allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus
2008), the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.



                                                                              Adviser (and Sub-Adviser(s),
                Subaccount Investing In           Investment Objective               as applicable)
                ----------------------------------------------------------------------------------------------
AIM VARIABLE    AIM V.I. Basic Value Fund --  Long-term growth of capital. Invesco AIM Advisors, Inc.
INSURANCE FUNDS Series II shares                                           (formerly, A I M Advisors, Inc.)
                                                                           (subadvised by AIM Funds
                                                                           Management Inc.; Invesco Global
                                                                           Asset Management (N.A.), Inc.;
                                                                           Invesco Institutional (N.A.), Inc.;
                                                                           Invesco Senior Secured
                                                                           Management, Inc.; Invesco Hong
                                                                           Kong Limited; Invesco Asset
                                                                           Management Limited; Invesco Asset
                                                                           Management (Japan) Limited;
                                                                           Invesco Asset Management
                                                                           Deutschland, GmbH; and Invesco
                                                                           Australia Limited)
                ----------------------------------------------------------------------------------------------
                AIM V.I. Capital Appreciation Growth of capital.           Invesco AIM Advisors, Inc.
                Fund -- Series I shares                                    (formerly, A I M Advisors, Inc.)
                                                                           (subadvised by AIM Funds
                                                                           Management Inc.; Invesco Global
                                                                           Asset Management (N.A.), Inc.;
                                                                           Invesco Institutional (N.A.), Inc.;
                                                                           Invesco Senior Secured
                                                                           Management, Inc.; Invesco Hong
                                                                           Kong Limited; Invesco Asset
                                                                           Management Limited; Invesco Asset
                                                                           Management (Japan) Limited;
                                                                           Invesco Asset Management
                                                                           Deutschland, GmbH; and Invesco
                                                                           Australia Limited)
                ----------------------------------------------------------------------------------------------
                AIM V.I. Core Equity Fund --  Growth of capital.           Invesco AIM Advisors, Inc.
                Series I shares                                            (formerly, A I M Advisors, Inc.)
                                                                           (subadvised by AIM Funds
                                                                           Management Inc.; Invesco Global
                                                                           Asset Management (N.A.), Inc.;
                                                                           Invesco Institutional (N.A.), Inc.;
                                                                           Invesco Senior Secured
                                                                           Management, Inc.; Invesco Hong
                                                                           Kong Limited; Invesco Asset
                                                                           Management Limited; Invesco Asset
                                                                           Management (Japan) Limited;
                                                                           Invesco Asset Management
                                                                           Deutschland, GmbH; and Invesco
                                                                           Australia Limited)
                ----------------------------------------------------------------------------------------------

                                                                           Adviser (and Sub-Adviser(s),
  Subaccount Investing In                 Investment Objective                    as applicable)
  ----------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund High total return through growth of Invesco AIM Advisors, Inc.
  -- Series II shares              capital and current income.         (formerly, A I M Advisors, Inc.)
                                                                       (subadvised by INVESCO
                                                                       Institutional (N.A.), Inc.; AIM Funds
                                                                       Management Inc.; Invesco Global
                                                                       Asset Management (N.A.), Inc.;
                                                                       Invesco Institutional (N.A.), Inc.;
                                                                       Invesco Senior Secured
                                                                       Management, Inc.; Invesco Hong
                                                                       Kong Limited; Invesco Asset
                                                                       Management Limited; Invesco Asset
                                                                       Management (Japan) Limited;
                                                                       Invesco Asset Management
                                                                       Deutschland, GmbH; and Invesco
                                                                       Australia Limited)
  ----------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth    Long-term growth of capital.        Invesco AIM Advisors, Inc.
  Fund -- Series II shares                                             (formerly, A I M Advisors, Inc.)
                                                                       (subadvised by AIM Funds
                                                                       Management Inc.; Invesco Global
                                                                       Asset Management (N.A.), Inc.;
                                                                       Invesco Institutional (N.A.), Inc.;
                                                                       Invesco Senior Secured
                                                                       Management, Inc.; Invesco Hong
                                                                       Kong Limited; Invesco Asset
                                                                       Management Limited; Invesco Asset
                                                                       Management (Japan) Limited;
                                                                       Invesco Asset Management
                                                                       Deutschland, GmbH; and Invesco
                                                                       Australia Limited)
  ----------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund   Long-term growth of capital         Invesco AIM Advisors, Inc.
  -- Series I shares                                                   (formerly, A I M Advisors, Inc.)
                                                                       (subadvised by AIM Funds
                                                                       Management Inc.; Invesco Global
                                                                       Asset Management (N.A.), Inc.;
                                                                       Invesco Institutional (N.A.), Inc.;
                                                                       Invesco Senior Secured
                                                                       Management, Inc.; Invesco Hong
                                                                       Kong Limited; Invesco Asset
                                                                       Management Limited; Invesco Asset
                                                                       Management (Japan) Limited;
                                                                       Invesco Asset Management
                                                                       Deutschland, GmbH; and Invesco
                                                                       Australia Limited)
  ----------------------------------------------------------------------------------------------------------


                        Subaccount Investing In                   Investment Objective
                        ------------------------------------------------------------------------
ALLIANCEBERNSTEIN       AllianceBernstein Balanced       Seeks to maximize total return
VARIABLE PRODUCTS       Wealth Strategy Portfolio --     consistent with the adviser's
SERIES FUND, INC.       Class B                          determination of reasonable risk.
                        ------------------------------------------------------------------------
                        AllianceBernstein Global         Long-term growth of capital.
                        Technology Portfolio -- Class B
                        ------------------------------------------------------------------------
                        AllianceBernstein Growth and     Long-term growth of capital.
                        Income Portfolio -- Class B
                        ------------------------------------------------------------------------
                        AllianceBernstein International  Long-term growth of capital.
                        Value Portfolio -- Class B
                        ------------------------------------------------------------------------
                        AllianceBernstein Large Cap      Long-term growth of capital.
                        Growth Portfolio -- Class B
                        ------------------------------------------------------------------------
                        AllianceBernstein Small Cap      Long-term growth of capital.
                        Growth Portfolio -- Class B
                        ------------------------------------------------------------------------
AMERICAN CENTURY        VP Income & Growth Fund --       Seeks capital growth. Income is a
VARIABLE PORTFOLIOS,    Class I                          secondary objective.
INC.                    ------------------------------------------------------------------------
                        VP International Fund -- Class I Seeks capital growth.

                        ------------------------------------------------------------------------
                        VP Ultra(R) Fund -- Class I      Seeks long-term capital growth.

                        ------------------------------------------------------------------------
                        VP Value Fund -- Class I         Seeks long-term capital growth.
                                                         Income is a secondary objective.
                        ------------------------------------------------------------------------
AMERICAN CENTURY        VP Inflation Protection Fund --  Pursues long-term total return using a
VARIABLE PORTFOLIOS II, Class II                         strategy that seeks to protect against
INC.                                                     U.S. inflation.
                        ------------------------------------------------------------------------
BLACKROCK VARIABLE      BlackRock Basic Value V.I. Fund  Seeks capital appreciation, and
SERIES FUNDS, INC.      -- Class III Shares              secondarily, income.

                        ------------------------------------------------------------------------
                        BlackRock Global Allocation V.I. Seeks high total investment return.
                        Fund -- Class III Shares



                        ------------------------------------------------------------------------
                        BlackRock Large Cap Growth V.I.  Seeks long-term capital growth.
                        Fund -- Class III Shares

                        ------------------------------------------------------------------------
                        BlackRock Value Opportunities    Seeks long-term growth of capital.
                        V.I. Fund -- Class III Shares

                        ------------------------------------------------------------------------
COLUMBIA FUNDS          Columbia Marsico Growth Fund,    The fund seeks long-term growth of
VARIABLE INSURANCE      Variable Series -- Class A       capital.
TRUST I
                        ------------------------------------------------------------------------
                        Columbia Marsico International   The fund seeks long-term growth of
                        Opportunities Fund, Variable     capital.
                        Series -- Class B
                        ------------------------------------------------------------------------


                                          Adviser (and Sub-Adviser(s),
         Investment Objective                    as applicable)
-------------------------------------------------------------------------
Seeks to maximize total return         AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
-------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

-------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

-------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

-------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

-------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

-------------------------------------------------------------------------
Seeks capital growth. Income is a      American Century Investment
secondary objective.                   Management, Inc.
-------------------------------------------------------------------------
Seeks capital growth.                  American Century Global
                                       Investment Management, Inc.
-------------------------------------------------------------------------
Seeks long-term capital growth.        American Century Investment
                                       Management, Inc.
-------------------------------------------------------------------------
Seeks long-term capital growth.        American Century Investment
Income is a secondary objective.       Management, Inc.
-------------------------------------------------------------------------
Pursues long-term total return using a American Century Investment strategy that seeks to protect against Management, Inc.
U.S. inflation.
-------------------------------------------------------------------------
Seeks capital appreciation, and        BlackRock Advisors, LLC
secondarily, income.                   (subadvised by BlackRock
                Investment Management, LLC)
-------------------------------------------------------------------------
Seeks high total investment return.    BlackRock Advisors, LLC
       (subadvised by BlackRock
                                       Investment Management, LLC and
                                       BlackRock Asset Management U.K.
                                       Limited)
-------------------------------------------------------------------------
Seeks long-term capital growth.        BlackRock Advisors, LLC
       (subadvised by BlackRock
                                       Investment Management, LLC)
-------------------------------------------------------------------------
Seeks long-term growth of capital.     BlackRock Advisors, LLC
       (subadvised by BlackRock
                                       Investment Management, LLC)
-------------------------------------------------------------------------
The fund seeks long-term growth of     Columbia Management Advisors,
capital.                               LLC (subadvised by Marsico Capital
                Management, LLC)
-------------------------------------------------------------------------
The fund seeks long-term growth of     Columbia Management Advisors,
capital.                               LLC (subadvised by Marsico Capital
       Management, LLC)
-------------------------------------------------------------------------


                     Subaccount Investing In                     Investment Objective
                     ----------------------------------------------------------------------------
DREYFUS              Dreyfus Investment Portfolios     Seeks investment returns that are
                     MidCap Stock Portfolio -- Initial greater than the total return
                     Shares                            performance of publicly traded
                                                       common stocks of medium-size
                                                       domestic companies in the aggregate
                                                       as represented by the Standard &
                                                       Poor's 400 MidCap Index.
                     ----------------------------------------------------------------------------
                     Dreyfus Variable Investment Fund  Seeks as high a level of current income
                     -- Money Market Portfolio         as is consistent with the preservation of
                                                       capital./1/
                     ----------------------------------------------------------------------------
                     The Dreyfus Socially Responsible  Seeks capital growth, with current
                     Growth Fund, Inc. -- Initial      income as a secondary objective.
                     Shares
                     ----------------------------------------------------------------------------
DWS VARIABLE         DWS Dreman High Return Equity     Seeks to achieve a high rate of total
SERIES II            VIP -- Class B Shares             return.

                     ----------------------------------------------------------------------------
                     DWS Dreman Small Mid Cap          Seeks long-term capital appreciation.
                     Value VIP -- Class B Shares

                     ----------------------------------------------------------------------------
                     DWS Technology VIP -- Class B     Seeks growth of capital.
                     Shares
                     ----------------------------------------------------------------------------
EATON VANCE VARIABLE VT Floating-Rate Income Fund      To provide a high level of current
TRUST                                                  income.
                     ----------------------------------------------------------------------------
                     VT Worldwide Health Sciences      Seeks long-term capital growth by
                     Fund                              investing in a worldwide and
                                                       diversified portfolio of health sciences
                                                       companies.
                     ----------------------------------------------------------------------------
EVERGREEN VARIABLE   Evergreen VA Omega Fund --        Seeks long term capital growth.
ANNUITY TRUST        Class 2
                     ----------------------------------------------------------------------------
FEDERATED INSURANCE  Federated High Income Bond        Seeks high current income by
SERIES               Fund II -- Service Class          investing in lower-rated corporate debt
                                                       obligations, commonly referred to as
                                                       "junk bonds."
                     ----------------------------------------------------------------------------
                     Federated Kaufmann Fund II --     Seeks capital appreciation.
                     Service Shares


                     ----------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Balanced Portfolio -- Service Seeks income and capital growth
INSURANCE PRODUCTS   Class 2                           consistent with reasonable risk.
FUND










                     ----------------------------------------------------------------------------


                                             Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
-----------------------------------------------------------------------------
Seeks investment returns that are         The Dreyfus Corporation
greater than the total return
performance of publicly traded
common stocks of medium-size
domestic companies in the aggregate
as represented by the Standard &
Poor's 400 MidCap Index.
-----------------------------------------------------------------------------
Seeks as high a level of current income   The Dreyfus Corporation
as is consistent with the preservation of
capital./1/
-----------------------------------------------------------------------------
Seeks capital growth, with current        The Dreyfus Corporation
income as a secondary objective.

-----------------------------------------------------------------------------
Seeks to achieve a high rate of total     Deutsche Asset Management
return.                                   Americas Inc (subadvised by
                                          Dreman Value Management L.L.C.)
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     Deutsche Asset Management
         Americas Inc (subadvised by
                                          Dreman Value Management L.L.C.)
-----------------------------------------------------------------------------
Seeks growth of capital.                  Deutsche Asset Management
         Americas Inc
-----------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
-----------------------------------------------------------------------------
Seeks long-term capital growth by         OrbiMed Advisors, LLC
investing in a worldwide and
diversified portfolio of health sciences
companies.
-----------------------------------------------------------------------------
Seeks long term capital growth.           Evergreen Investment Management
 Company, LLC
-----------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in lower-rated corporate debt   Company
obligations, commonly referred to as
"junk bonds."
-----------------------------------------------------------------------------
Seeks capital appreciation.               Federated Equity Management
         Company of Pennsylvania
                                          (subadvised by Federated Global
                                          Investment Management Corp.)
-----------------------------------------------------------------------------
Seeks income and capital growth           Fidelity Management & Research
consistent with reasonable risk.          Company (FMR) (subadvised by
                      Fidelity Investments Money
                                          Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity Research
                                          & Analysis Company (FRAC),
                                          Fidelity Management & Research
                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                          International Investment Advisors
                                          (FIIA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIIA(U.K.)L), and Fidelity
                                          Investments Japan Limited (FIJ))
-----------------------------------------------------------------------------


                    /1/ An investment in the portfolio is not insured or
                        guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

                                                                                                 Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                     Investment Objective                     as applicable)
                   ------------------------------------------------------------------------------------------------------------
                   VIP Contrafund(R) Portfolio --    Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
                   Service Class 2                                                             FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                               FIJ)
                   ------------------------------------------------------------------------------------------------------------
                   VIP Dynamic Capital Appreciation  Seeks capital appreciation.               FMR (subadvised by FMRC, FRAC,
                   Portfolio -- Service Class 2                                                FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                               FIJ)
                   ------------------------------------------------------------------------------------------------------------
                   VIP Equity-Income Portfolio --    Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
                   Service Class 2                   will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
                                                     capital appreciation. The fund's goal is  FIJ)
                                                     to achieve a yield which exceeds the
                                                     composite yield on the securities
                                                     comprising the Standard & Poor's
                                                     500/SM/ Index (S&P 500(R)).
                   ------------------------------------------------------------------------------------------------------------
                   VIP Growth Portfolio --           Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
                   Service Class 2                                                             FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                               FIJ)
                   ------------------------------------------------------------------------------------------------------------
                   VIP Growth & Income Portfolio     Seeks high total return through a         FMR (subadvised by FMRC, FRAC,
                   -- Service Class 2                combination of current income and         FMR U.K., FIIA, FIIA(U.K.)L, and
                                                     capital appreciation.                     FIJ)
                   ------------------------------------------------------------------------------------------------------------
                   VIP Investment Grade Bond         Seeks as high a level of current income   FMR (subadvised by FIMM, FRAC,
                   Portfolio -- Service Class 2      as is consistent with the preservation of FIIA and FIIA(U.K.)L)
                                                     capital.
                   ------------------------------------------------------------------------------------------------------------
                   VIP Mid Cap Portfolio --          Seeks long-term growth of capital.        FMR (subadvised by FMRC, FRAC,
                   Service Class 2                                                             FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                               FIJ)
                   ------------------------------------------------------------------------------------------------------------
                   VIP Value Strategies Portfolio -- Seeks capital appreciation.               FMR (subadvised by FMRC, FRAC,
                   Service Class 2                                                             FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                               FIJ)
                   ------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Income Securities        Seeks to maximize income while            Franklin Advisers, Inc.
VARIABLE INSURANCE Fund -- Class 2 Shares            maintaining prospects for capital
PRODUCTS TRUST                                       appreciation. The fund normally
                                                     invests in both equity and debt
                                                     securities. The fund seeks income by
                                                     investing in corporate, foreign and
                                                     U.S. Treasury bonds as well as stocks
                                                     with dividend yields the manager
                                                     believes are attractive.
                   ------------------------------------------------------------------------------------------------------------
                   Franklin Large Cap Growth         Seeks capital appreciation. The fund      Franklin Advisers, Inc.
                   Securities Fund -- Class 2 Shares normally invests at least 80% of its net assets in investments of large
                                                     capitalization companies and normally
                                                     invests predominantly in equity
                                                     securities.
                   ------------------------------------------------------------------------------------------------------------
                   Franklin Templeton VIP Founding   Seeks capital appreciation, with          Franklin Templeton Services, LLC
                   Funds Allocation Fund -- Class 2  income as a secondary goal. The fund      (the fund's administrator)
                   Shares/1/                         normally invests equal portions in
                                                     Class 1 shares of Franklin Income
                                                     Securities Fund; Mutual Shares
                                                     Securities Fund; and Templeton
                                                     Growth Securities Fund.
                   ------------------------------------------------------------------------------------------------------------



                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this fund.

                                                                                            Adviser (and Sub-Adviser(s),
               Subaccount Investing In                     Investment Objective                    as applicable)
               ------------------------------------------------------------------------------------------------------------
               Mutual Shares Securities Fund --  Seeks capital appreciation, with         Franklin Mutual Advisers, LLC
               Class 2 Shares                    income as a secondary goal. The fund
                                                 normally invests primarily in U.S. and
                                                 foreign equity securities that the
                                                 manager believes are undervalued. The
                                                 fund also invests, to a lesser extent in
                                                 risk arbitrage securities and distressed
                                                 companies.
               ------------------------------------------------------------------------------------------------------------
               Templeton Foreign Securities      Seeks long-term capital growth. The      Templeton Investment Counsel, LLC
               Fund -- Class 2 Shares            fund normally invests at least 80% of
                                                 its net assets in investments of issuers
                                                 located outside the U.S., including
                                                 those in emerging markets, and
                                                 normally invests predominantly in
                                                 equity securities.
               ------------------------------------------------------------------------------------------------------------
               Templeton Global Asset Allocation Seeks high total return. The fund        Templeton Investment Counsel, LLC
               Fund -- Class 2 Shares            normally invests in equity securities of
                                                 companies of any country, debt
                                                 securities of companies and
                                                 governments of any country, and in
                                                 money market securities. The fund
                                                 normally invests substantially to
                                                 primarily in equity securities.
               ------------------------------------------------------------------------------------------------------------
               Templeton Growth Securities       Seeks long-term capital growth. The      Templeton Global Advisors Limited
               Fund -- Class 2 Shares            fund normally invests primarily in
                                                 equity securities of companies located
                                                 anywhere in the world, including those
                                                 in the U.S. and in emerging markets.
               ------------------------------------------------------------------------------------------------------------
GE INVESTMENTS Core Value Equity Fund --         Seeks long-term growth of capital and    GE Asset Management Incorporated
FUNDS, INC.    Class 1 Shares (formerly, Value   future income.
               Equity Fund)
               ------------------------------------------------------------------------------------------------------------
               Income Fund -- Class 1 Shares     Seeks maximum income consistent          GE Asset Management Incorporated
                                                 with prudent investment management
                                                 and the preservation of capital.
               ------------------------------------------------------------------------------------------------------------
               Mid-Cap Equity Fund -- Class 1    Seeks long-term growth of capital and    GE Asset Management Incorporated
               Shares                            future income.
               ------------------------------------------------------------------------------------------------------------
               Money Market Fund/1/              Seeks a high level of current income     GE Asset Management Incorporated
                                                 consistent with the preservation of
                                                 capital and the maintenance of
                                                 liquidity.
               ------------------------------------------------------------------------------------------------------------
               Premier Growth Equity Fund --     Seeks long-term growth of capital and    GE Asset Management Incorporated
               Class 1 Shares                    future income rather than current
                                                 income.
               ------------------------------------------------------------------------------------------------------------
               Real Estate Securities Fund --    Seeks maximum total return through       GE Asset Management Incorporated
               Class 1 Shares                    current income and capital               (subadvised by Urdang Securities
                                                 appreciation.                            Management, Inc.)
               ------------------------------------------------------------------------------------------------------------



                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.


                   Subaccount Investing In                      Investment Objective
                   -----------------------------------------------------------------------------
                   S&P 500(R) Index Fund/1/          Seeks growth of capital and
                                                     accumulation of income that
                                                     corresponds to the investment return of
                                                     S&P's 500 Composite Stock Index.
                   -----------------------------------------------------------------------------
                   Small-Cap Equity Fund -- Class 1  Seeks long-term growth of capital.
                   Shares

                   -----------------------------------------------------------------------------
                   Total Return Fund/2/              Seeks the highest total return,
                                                     composed of current income and
                                                     capital appreciation, as is consistent
                                                     with prudent investment risk.
                   -----------------------------------------------------------------------------
                   U.S. Equity Fund -- Class 1       Seeks long-term growth of capital.
                   Shares
                   -----------------------------------------------------------------------------
JANUS ASPEN SERIES Balanced Portfolio -- Service     Seeks long-term capital growth,
                   Shares                            consistent with preservation of capital
                                                     and balanced by current income.
                   -----------------------------------------------------------------------------
                   Forty Portfolio -- Service Shares A non-diversified portfolio/3/ that seeks long-term growth of capital.
                   -----------------------------------------------------------------------------
JPMORGAN INSURANCE JPMorgan Insurance Trust          Seeks to provide total return while
TRUST              Balanced Portfolio -- Class 1     preserving capital.

                   -----------------------------------------------------------------------------
                   JPMorgan Insurance Trust Core     Seeks to maximize total return by
                   Bond Portfolio -- Class 1         investing primarily in a diversified
                                                     portfolio of intermediate- and long-
                                                     term debt securities.
                   -----------------------------------------------------------------------------
                   JPMorgan Insurance Trust          Seeks to provide high total return from
                   Diversified Equity Portfolio --   a portfolio of selected equity securities.
                   Class 1
                   -----------------------------------------------------------------------------
                   JPMorgan Insurance Trust          Seeks growth of capital and,
                   Diversified Mid Cap Portfolio --  secondarily, current income by
                   Class 1                           investing primarily in equity securities.
                   -----------------------------------------------------------------------------
                   JPMorgan Insurance Trust Equity   Seeks investment results that
                   Index Portfolio -- Class 1        correspond to the aggregate price and
                                                     dividend performance of securities in
                                                     the Standard & Poor's 500 Composite
                                                     Stock Price Index (S&P 500 Index).
                   -----------------------------------------------------------------------------


                                               Adviser (and Sub-Adviser(s),
           Investment Objective                       as applicable)
-------------------------------------------------------------------------------
Seeks growth of capital and                GE Asset Management Incorporated
accumulation of income that                (subadvised by SSgA Funds
corresponds to the investment return of    Management, Inc.)
S&P's 500 Composite Stock Index.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
          (subadvised by Palisade Capital
                                           Management, L.L.C.)
-------------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and
capital appreciation, as is consistent
with prudent investment risk.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

-------------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
-------------------------------------------------------------------------------
A non-diversified portfolio/3/ that seeks  Janus Capital Management LLC long-term growth of capital.
-------------------------------------------------------------------------------
Seeks to provide total return while        JPMorgan Investment Advisors Inc,
preserving capital.                        an indirect, wholly-owned subsidiary
                                           of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
Seeks to maximize total return by          JPMorgan Investment Advisors Inc,
investing primarily in a diversified       an indirect, wholly-owned subsidiary
portfolio of intermediate- and long-       of JPMorgan Chase & Co.
term debt securities.
-------------------------------------------------------------------------------
Seeks to provide high total return from    JPMorgan Investment Advisors Inc,
a portfolio of selected equity securities. an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
Seeks growth of capital and,               JPMorgan Investment Advisors Inc,
secondarily, current income by             an indirect, wholly-owned subsidiary
investing primarily in equity securities.  of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
Seeks investment results that              JPMorgan Investment Advisors Inc,
correspond to the aggregate price and      an indirect, wholly-owned subsidiary
dividend performance of securities in      of JPMorgan Chase & Co.
the Standard & Poor's 500 Composite
Stock Price Index (S&P 500 Index).
-------------------------------------------------------------------------------



                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                    /2/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                    /3/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                      Subaccount Investing In                      Investment Objective
                      -----------------------------------------------------------------------------
                      JPMorgan Insurance Trust           Seeks a high level of current income
                      Government Bond Portfolio --       with liquidity and safety of principal.
                      Class 1
                      -----------------------------------------------------------------------------
                      JPMorgan Insurance Trust           Seeks to provide long-term capital
                      Intrepid Growth Portfolio --       growth.
                      Class 1
                      -----------------------------------------------------------------------------
                      JPMorgan Insurance Trust           Seeks long-term capital growth by
                      Intrepid Mid Cap Portfolio --      investing primarily in equity securities
                      Class 1                            of companies with intermediate
                                                         capitalizations.
                      -----------------------------------------------------------------------------
LEGG MASON PARTNERS   Legg Mason Partners Variable       Seeks capital appreciation. This
VARIABLE EQUITY TRUST Aggressive Growth Portfolio --     objective may be changed without
                      Class II                           shareholder approval.
                      -----------------------------------------------------------------------------
                      Legg Mason Partners Variable       Seeks long-term capital growth with
                      Fundamental Value Portfolio --     income as a secondary consideration.
                      Class I                            This objective may be changed without
                                                         shareholder approval.
                      -----------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) Investors Growth Stock      The fund's investment objective is to
INSURANCE TRUST       Series -- Service Class Shares     seek capital appreciation. The fund's
                                                         objective may be changed without
                                                         shareholder approval.
                      -----------------------------------------------------------------------------
                      MFS(R) Investors Trust Series --   The fund's investment objective is to
                      Service Class Shares               seek capital appreciation. The fund's
                                                         objective may be changed without
                                                         shareholder approval.
                      -----------------------------------------------------------------------------
                      MFS(R) Strategic Income Series --  The fund's investment objective is to
                      Service Class Shares               seek total return with an emphasis on
                                                         high current income, but also
                                                         considering capital appreciation. The
                                                         fund's objective may be changed
                                                         without shareholder approval.
                      -----------------------------------------------------------------------------
                      MFS(R) Total Return Series --      The fund's investment objective is to
                      Service Class Shares               seek total return. The fund's objective
                                                         may be changed without shareholder
                                                         approval.
                      -----------------------------------------------------------------------------
                      MFS(R) Utilities Series -- Service The fund's investment objective is to
                      Class Shares                       seek total return. The fund's objective
                                                         may be changed without shareholder
                                                         approval.
                      -----------------------------------------------------------------------------
OPPENHEIMER VARIABLE  Oppenheimer Balanced Fund/VA       Seeks a high total investment return,
ACCOUNT FUNDS         -- Service Shares                  which includes current income and
                                                         capital appreciation in the value of its
                                                         shares.
                      -----------------------------------------------------------------------------
                      Oppenheimer Capital                Seeks capital appreciation by investing
                      Appreciation Fund/VA -- Service    in securities of well-known established
                      Shares                             companies.
                      -----------------------------------------------------------------------------
                      Oppenheimer Global Securities      Seeks long-term capital appreciation
                      Fund/VA -- Service Shares          by investing a substantial portion of its
                                                         assets in securities of foreign issuers,
                                                         "growth-type" companies, cyclical
                                                         industries and special situations that
                                                         are considered to have appreciation
                                                         possibilities.
                      -----------------------------------------------------------------------------


                                              Adviser (and Sub-Adviser(s),
          Investment Objective                       as applicable)
------------------------------------------------------------------------------
Seeks a high level of current income      JPMorgan Investment Advisors Inc,
with liquidity and safety of principal.   an indirect, wholly-owned subsidiary
        of JPMorgan Chase & Co.
------------------------------------------------------------------------------
Seeks to provide long-term capital        JPMorgan Investment Advisors Inc,
growth.                                   an indirect, wholly-owned subsidiary
        of JPMorgan Chase & Co.
------------------------------------------------------------------------------
Seeks long-term capital growth by         JPMorgan Investment Advisors Inc,
investing primarily in equity securities  an indirect, wholly-owned subsidiary
of companies with intermediate            of JPMorgan Chase & Co.
capitalizations.
------------------------------------------------------------------------------
Seeks capital appreciation. This          Legg Mason Partners Fund Advisor,
objective may be changed without          LLC (subadvised by ClearBridge
shareholder approval.                     Advisors, LLC)
------------------------------------------------------------------------------
Seeks long-term capital growth with       Legg Mason Partners Fund Advisor,
income as a secondary consideration.      LLC (subadvised by ClearBridge
This objective may be changed without     Advisors, LLC)
shareholder approval.
------------------------------------------------------------------------------
The fund's investment objective is to     Massachusetts Financial Services
seek capital appreciation. The fund's     Company
objective may be changed without
shareholder approval.
------------------------------------------------------------------------------
The fund's investment objective is to     Massachusetts Financial Services
seek capital appreciation. The fund's     Company
objective may be changed without
shareholder approval.
------------------------------------------------------------------------------
The fund's investment objective is to     Massachusetts Financial Services
seek total return with an emphasis on     Company
high current income, but also
considering capital appreciation. The
fund's objective may be changed
without shareholder approval.
------------------------------------------------------------------------------
The fund's investment objective is to     Massachusetts Financial
seek total return. The fund's objective   Services Company
may be changed without shareholder
approval.
------------------------------------------------------------------------------
The fund's investment objective is to     Massachusetts Financial Services
seek total return. The fund's objective   Company
may be changed without shareholder
approval.
------------------------------------------------------------------------------
Seeks a high total investment return,     OppenheimerFunds, Inc.
which includes current income and
capital appreciation in the value of its
shares.
------------------------------------------------------------------------------
Seeks capital appreciation by investing   OppenheimerFunds, Inc.
in securities of well-known established
companies.
------------------------------------------------------------------------------
Seeks long-term capital appreciation      OppenheimerFunds, Inc.
by investing a substantial portion of its
assets in securities of foreign issuers,
"growth-type" companies, cyclical
industries and special situations that
are considered to have appreciation
possibilities.
------------------------------------------------------------------------------


                      Subaccount Investing In                    Investment Objective
                      --------------------------------------------------------------------------
                      Oppenheimer Main Street Fund/     Seeks high total return (which includes
                      VA -- Service Shares              growth in the value of its shares as
                                                        well as current income) from equity
                                                        and debt securities.
                      --------------------------------------------------------------------------
                      Oppenheimer Main Street Small     Seeks capital appreciation.
                      Cap Fund/VA -- Service Shares
                      --------------------------------------------------------------------------
                      Oppenheimer MidCap Fund/VA        Seeks capital appreciation by investing
                      -- Service Shares                 in "growth type" companies.
                      --------------------------------------------------------------------------
PIMCO VARIABLE        All Asset Portfolio -- Advisor    Seeks maximum real return consistent
INSURANCE TRUST       Class Shares                      with preservation of real capital and
                                                        prudent investment management.
                      --------------------------------------------------------------------------
                      High Yield Portfolio --           Seeks maximum total return,
                      Administrative Class Shares       consistent with preservation of capital
                                                        and prudent investment management.
                                                        Invests at least 80% of its assets in a
                                                        diversified portfolio of high yield
                                                        securities ("junk bonds") rated below
                                                        investment grade but rated at least Caa
                                                        by Moody's or CCC by S&P, or, if
                                                        unrated, determined by PIMCO to be
                                                        of comparable quality, subject to a
                                                        maximum of 5% of its total assets in
                                                        securities rated Caa by Moody's or
                                                        CCC by S&P, or, if unrated,
                                                        determined by PIMCO to be of
                                                        comparable quality.
                      --------------------------------------------------------------------------
                      Long-Term U.S. Government         Seeks maximum total return,
                      Portfolio -- Administrative Class consistent with preservation of capital
                      Shares                            and prudent investment management.
                      --------------------------------------------------------------------------
                      Low Duration Portfolio --         Seeks maximum total return,
                      Administrative Class Shares       consistent with preservation of capital
                                                        and prudent investment management.
                      --------------------------------------------------------------------------
                      Total Return Portfolio --         Seeks maximum total return,
                      Administrative Class Shares       consistent with preservation of capital
                                                        and prudent investment management.
                      --------------------------------------------------------------------------
THE PRUDENTIAL SERIES Jennison Portfolio -- Class II    Seeks long-term growth of capital.
FUND                  Shares

                      --------------------------------------------------------------------------
                      Jennison 20/20 Focus Portfolio -- Seeks long-term growth of capital.
                      Class II Shares

                      --------------------------------------------------------------------------
                      Natural Resources Portfolio --    Seeks long-term growth of capital.
                      Class II Shares

                      --------------------------------------------------------------------------
RYDEX VARIABLE        NASDAQ-100(R) Fund (formerly,     Seeks to provide investment results
TRUST                 OTC Fund)/1/                      that correspond to a benchmark for
                                                        over-the-counter securities. The fund's
                                                        current benchmark is the NASDAQ
                                                        100 Index(TM).
                      --------------------------------------------------------------------------
THE UNIVERSAL         Equity and Income Portfolio --    Seeks both capital appreciation and
INSTITUTIONAL FUNDS,  Class II Shares                   current income.
INC.
                      --------------------------------------------------------------------------


                                           Adviser (and Sub-Adviser(s),
         Investment Objective                     as applicable)
--------------------------------------------------------------------------
Seeks high total return (which includes OppenheimerFunds, Inc.
growth in the value of its shares as
well as current income) from equity
and debt securities.
--------------------------------------------------------------------------
Seeks capital appreciation.             OppenheimerFunds, Inc.

--------------------------------------------------------------------------
Seeks capital appreciation by investing OppenheimerFunds, Inc.
in "growth type" companies.
--------------------------------------------------------------------------
Seeks maximum real return consistent    Pacific Investment Management
with preservation of real capital and   Company LLC
prudent investment management.
--------------------------------------------------------------------------
Seeks maximum total return,             Pacific Investment Management
consistent with preservation of capital Company LLC
and prudent investment management.
Invests at least 80% of its assets in a
diversified portfolio of high yield
securities ("junk bonds") rated below
investment grade but rated at least Caa
by Moody's or CCC by S&P, or, if
unrated, determined by PIMCO to be
of comparable quality, subject to a
maximum of 5% of its total assets in
securities rated Caa by Moody's or
CCC by S&P, or, if unrated,
determined by PIMCO to be of
comparable quality.
--------------------------------------------------------------------------
Seeks maximum total return,             Pacific Investment Management
consistent with preservation of capital Company LLC
and prudent investment management.
--------------------------------------------------------------------------
Seeks maximum total return,             Pacific Investment Management
consistent with preservation of capital Company LLC
and prudent investment management.
--------------------------------------------------------------------------
Seeks maximum total return,             Pacific Investment Management
consistent with preservation of capital Company LLC
and prudent investment management.
--------------------------------------------------------------------------
Seeks long-term growth of capital.      Prudential Investments LLC
 (subadvised by Jennison Associates
                                        LLC)
--------------------------------------------------------------------------
Seeks long-term growth of capital.      Prudential Investments LLC
       (subadvised by Jennison Associates
                                        LLC)
--------------------------------------------------------------------------
Seeks long-term growth of capital.      Prudential Investments LLC
       (subadvised by Jennison Associates
                                        LLC)
--------------------------------------------------------------------------
Seeks to provide investment results     Rydex Investments
that correspond to a benchmark for
over-the-counter securities. The fund's
current benchmark is the NASDAQ
100 Index(TM).
--------------------------------------------------------------------------
Seeks both capital appreciation and     Morgan Stanley Investment
current income.                         Management Inc.

--------------------------------------------------------------------------


                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                                                                                      Adviser (and Sub-Adviser(s),
                 Subaccount Investing In                Investment Objective                 as applicable)
                 -------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE  Comstock Portfolio -- Class II Seeks capital growth and income       Van Kampen Asset Management
INVESTMENT TRUST Shares                         through investments in equity
                                                securities, including common stocks,
                                                preferred stocks and securities
                                                convertible into common and preferred
                                                stocks.
                 -------------------------------------------------------------------------------------------------



The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:



                                                                                        Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                  Investment Objective               as applicable)
                   -------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES International Growth Portfolio -- Seeks long-term growth of capital. Janus Capital Management LLC
                   Service Shares
                   -------------------------------------------------------------------------------------------------



The following Portfolios are not available to contracts issued on or after May 1, 2006:




                       Subaccount Investing In                   Investment Objective
                       --------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP Asset Manager/SM/          Seeks to obtain high total return with
INSURANCE PRODUCTS     Portfolios --                  reduced risk over the long term by
FUND                   Service Class 2                allocating its assets among stocks,
                                                      bonds, and short-term instruments.









                       --------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE Goldman Sachs Mid Cap Value    Seeks long-term capital appreciation.
INSURANCE TRUST        Fund
                       --------------------------------------------------------------------------
JPMORGAN SERIES        JPMorgan Bond Portfolio        Seeks high total return consistent with
TRUST II                                              moderate risk of capital and
                                                      maintenance of liquidity.

                       --------------------------------------------------------------------------
                       JPMorgan International Equity  Seeks to provide high total return from
                       Portfolio                      a portfolio of equity securities of
                                                      foreign companies. Total return
                                                      consists of capital growth and current
                                                      income.
                       --------------------------------------------------------------------------
                       JPMorgan Mid Cap Value         Seeks growth from capital
                       Portfolio                      appreciation.


                       --------------------------------------------------------------------------
                       JPMorgan Small Company         Seeks to provide high total return from
                       Portfolio                      a portfolio of small company stocks.


                       --------------------------------------------------------------------------
                       JPMorgan U.S. Large Cap Core   Seeks to provide high total return from
                       Equity Portfolio               a portfolio of selected equity securities.


                       --------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) New Discovery Series -- The fund's investment objective is to
INSURANCE TRUST        Service Class Shares           seek capital appreciation. The fund's
                                                      objective may be changed without
                                                      shareholder approval.
                       --------------------------------------------------------------------------


                                              Adviser (and Sub-Adviser(s),
           Investment Objective                      as applicable)
------------------------------------------------------------------------------
Seeks to obtain high total return with     Fidelity Management & Research
reduced risk over the long term by         Company (FMR) (subadvised by
allocating its assets among stocks,        Fidelity Investments Money
bonds, and short-term instruments.         Management, Inc. (FIMM), FMR
                                           Co., Inc. (FMRC), Fidelity Research
                                           & Analysis Company (FRAC),
                                           Fidelity Management & Research
                                           (U.K.) Inc. (FMR U.K.), Fidelity
                                           International Investment Advisors
                                           (FIIA), Fidelity International
                                           Investment Advisors (U.K.) Limited
                                           (FIIA(U.K.)L), and Fidelity
                                           Investments Japan Limited (FIJ))
------------------------------------------------------------------------------
Seeks long-term capital appreciation.      Goldman Sachs Asset Management,
 L.P.
------------------------------------------------------------------------------
Seeks high total return consistent with    J.P. Morgan Investment
moderate risk of capital and               Management, Inc., an indirect,
maintenance of liquidity.                  wholly-owned subsidiary of
                                           JPMorgan Chase & Co.
------------------------------------------------------------------------------
Seeks to provide high total return from    J.P. Morgan Investment
a portfolio of equity securities of        Management, Inc., an indirect,
foreign companies. Total return            wholly-owned subsidiary of
consists of capital growth and current     JPMorgan Chase & Co.
income.
------------------------------------------------------------------------------
Seeks growth from capital                  J.P. Morgan Investment
appreciation.                              Management, Inc., an indirect,
                                           wholly-owned subsidiary of
                                           JPMorgan Chase & Co.
------------------------------------------------------------------------------
Seeks to provide high total return from    J.P. Morgan Investment
a portfolio of small company stocks.       Management, Inc., an indirect,
                                           wholly-owned subsidiary of
                                           JPMorgan Chase & Co.
------------------------------------------------------------------------------
Seeks to provide high total return from    J.P. Morgan Investment
a portfolio of selected equity securities. Management, Inc., an indirect, wholly-owned subsidiary of
                                           JPMorgan Chase & Co.
------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation. The fund's      Company
objective may be changed without
shareholder approval.
------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:


                                                                                              Adviser (and Sub-Adviser(s),
                      Subaccount Investing In                 Investment Objective                   as applicable)
                      -------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS   Legg Mason Partners Variable    Seeks total return (a combination of  Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST Capital and Income Portfolio -- income and long-term capital          LLC (subadvised by ClearBridge
                      Class II                        appreciation). This objective may be  Advisors, LLC, Western Asset changed without shareholder approval. Management Company Limited and
                                                                                            Western Asset Management
                                                                                            Company)
                      -------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE       Strategic Growth Portfolio --   Seeks capital appreciation.           Van Kampen Asset Management
INVESTMENT TRUST      Class II Shares
                      -------------------------------------------------------------------------------------------------------



The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after May 1, 2008:



                                                                                       Adviser (and Sub-Adviser(s),
                   Subaccount Investing In               Investment Objective                 as applicable)
                   ------------------------------------------------------------------------------------------------
XTF ADVISORS TRUST ETF 60 Portfolio -- Class II Seeks appreciation and preservation of   CLS Investment Firm, LLC
                   Shares                       capital with current income.
                   ------------------------------------------------------------------------------------------------




Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have an array of Portfolios with diverse objectives so that an investor may diversify his or her investment holdings from a conservative to an aggressive investment portfolio depending on the advice of his or her investment adviser and risk assessment. When selecting a Portfolio for our products, we also want to make sure that the Portfolio has a strong performance history in comparison with its peers and that its holdings and strategies are consistent with its objectives. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the underlying Portfolios.

We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; mailing proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The fees are based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided.

We will not realize a profit from payments received directly from a Portfolio, but we may realize a profit from payments received from the adviser and/or the distributor. If we do, we may use such profit for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in promoting, marketing and administering the Fund Portfolios.


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2007 ranged from 0.10% to 0.25%. The Portfolios that pay a service fee to us are:


   Eaton Vance Variable Trust:
       VT Floating-Rate Income Fund
       VT Worldwide Health Sciences Fund
   Evergreen Variable Annuity Trust:
       Evergreen VA Omega Fund -- Class 2
   GE Investments Funds, Inc.:
       Total Return Fund -- Class 1 Shares
   PIMCO Variable Insurance Trust:
       All Asset Portfolio -- Advisor Class Shares
       High Yield Portfolio -- Administrative Class Shares
       Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
       Total Return Portfolio -- Administrative Class Shares
   The Prudential Series Fund:
       Jennison Portfolio -- Class II
       Jennison 20/20 Portfolio -- Class II
       Natural Resources Portfolio -- Class II

As noted above, an investment adviser or sub-adviser of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).


The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2007 ranged from 0.05% to 0.40%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Insurance Trust I, DWS Variable Series II, Eaton Vance Variable Trust, Evergreen Variable Annuity Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton

Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, The Universal Institutional Funds, Inc., Van Kampen Life Investment Trust and XTF Advisors Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.30% of Separate Account assets invested in the particular Portfolio.


Information about the Franklin Templeton VIP Founding Funds Allocation
Fund. The Franklin Templeton VIP Founding Funds Allocation Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.


Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.


Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

Genworth Financial Asset Management, Inc. (doing business as Genworth Financial Wealth Management, Inc.) ("GFWM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GFWM is an investment adviser that is registered under the Investment Advisers Act of 1940. As part of the Asset Allocation Program, GFWM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. Another Asset Allocation Model is a "build your own" Asset Allocation Model. We will refer to this Asset Allocation Model as the "Build Your Own Asset Allocation Model" when necessary to distinguish it from the other Asset Allocation Models. The distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.

  . Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. For contract owners that purchase Lifetime Income Plus 2008, the contract owner may elect Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model (or invest in one or more of the Designated Subaccounts) as the Investment Strategy. A contract owner, however, may not elect Asset Allocation Model E. For contract owners that purchase one of the other Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, the contract owner may elect only Asset Allocation Model C (or invest in one or more of the Designated Subaccounts). Asset Allocation Model A, B, D, and E and the Build Your Own Asset Allocation Model are not available as Investment Strategies for these contract owners.

  . Contract owners that do not purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options may also elect to participate in the Asset Allocation Program. These contract owners may choose Asset Allocation Model A, B, C, D or E. The Build Your Own Asset Allocation Model, however, is not available to these contract owners. The Asset Allocation Program is not available to contract owners who have elected Guaranteed Income Advantage.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing. The Build Your Own Asset Allocation Model works a little differently, as discussed in the "Build Your Own Asset Allocation Model" provision below.

If you participate in the Asset Allocation Program, GFWM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models (except for the Build Your Own Asset Model) and periodic updates of the Models. On a periodic basis (generally annually), unless determined to be necessary or appropriate by GFWM), the Asset Allocation Models are updated as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFWM's role as investment adviser for the Asset Allocation Program, you may review GFWM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFWM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are six Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility. The discussion in this section generally applies to all of the Asset Allocation Models, although certain distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments, and bonds and other fixed income investments. There may also be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFWM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for Asset Allocation Model A, B, C, D and E. In addition to these allocations, GFWM also conducts an optimization analysis to determine the appropriate further breakdown of asset classes for each of these Asset Allocation Models.

Next, after the asset class exposures are known for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. The Portfolios are selected by evaluating asset classes represented by each Portfolio and combining Portfolios to arrive at the desired asset class exposures. GFWM considers various factors in selecting the Portfolios for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. In addition, GFWM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

Build Your Own Asset Allocation Model. The Build Your Own Asset Allocation Model allows for more flexibility than the other five Asset Allocation Models, enabling you, in consultation with your registered representative, to construct your own asset allocation that you believe best meets your individual investment objectives. We have constructed the Build Your Own Asset Allocation Model to require that you invest between 20% and 80% of your assets in the "Core" asset class, between 20% and 60% of your assets in the "Fixed Income" asset class, and no more than 20% of your assets in the "Specialty" asset class, for a total of 100% of assets invested in accordance with the Model. In constructing the parameters for the Build Your Own Asset Allocation Model, we defined the asset classes among which assets should be allocated, and determined an appropriate percentage range for each asset class. In making these determinations, our goal is to permit any asset allocation that is appropriate for contract owners with moderately conservative to moderately aggressive risk tolerance levels.

GFWM's role for the Build Your Own Asset Allocation Model is to make determinations as to how available Portfolios fit within each asset class. GFWM considers various factors in assigning Portfolios to an asset class, which may include historical style analysis and asset performance and multiple regression analyses.

As with the other Asset Allocation Models, GFWM may be subject to certain conflicts of interests in categorizing the Portfolio for the Build Your Own Asset Allocation Model, including recommendations from us on which Portfolios to include in the Model or a specific asset class based on the fees we receive in connection with a Portfolio (see the discussion in "The Asset Allocation Models" provision above) and the need by certain Portfolios for additional assets (see the discussion in the "Risks" provision below). It is possible that such conflicts of interest could affect, among other matters, GFWM's decisions as to which asset class to categorize a Portfolio.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

We evaluate the Build Your Own Asset Allocation Model periodically to assess whether the asset allocation parameters should be changed to better ensure that resulting asset allocations are in an appropriate risk tolerance range. If, as a result of such periodic analysis, we determine that the Build Your Own Asset Allocation Model must change (for example by adding, removing or modifying asset classes or by changing the percentage range of investments allocable to an asset class), then we will make a new Build Your Own Asset Allocation Model available for new contract owners.

GFWM will also evaluate the Build Your Own Asset Allocation Model to assess whether the Portfolios are appropriately categorized within each asset class. As a result of this evaluation, GFWM may determine that certain Portfolios should be placed in a different asset class or, perhaps, removed from the Model, or that other Portfolios should be added to the Model (including Portfolios not currently available in the contract).

When your Asset Allocation Model is updated (as described below), we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below). As discussed below, in the case of the Build Your Own Asset Allocation Model, it is possible that a change may be made to the Build Your Own Asset Allocation Model that will require a contract owner to provide us with new allocation instructions.

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008, as discussed below) or one of the Payment Protection Rider Options, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. If you reject the change and, as a result, your total Contract Value is no longer invested in accordance with the prescribed Investment Strategy, your benefits under the applicable rider will be reduced by 50%. If you elected Lifetime Income Plus 2008, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or one of the other available Asset Allocation Models. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy, and any attempt to allocate assets otherwise will be considered not in good order and rejected.

Please note, also, that changes may be made to the Build Your Own Asset Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. For example, a Portfolio may be moved from one asset class to another or shares of a Portfolio may become unavailable under the contract or in the Model. If we do not receive new allocation instructions from the contract owner in these circumstances in a timely manner after we request such new instructions, the contract owner's assets will be re-allocated to Asset Allocation Model C until we receive new instructions.

When a Portfolio in which your assets are invested is closed to new investments but remains in your contract, your investment in that Portfolio at the time of the closing will remain, and you will not be re-allocated to Asset Allocation Model C. However, any subsequent purchase payments or transfers requesting an allocation to such a Portfolio will be considered not in good order, and you will be asked to provide us with updated allocation instructions.

If you did not elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFWM and GFWM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFWM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFWM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting An Asset Allocation Model

For contract owners who have not elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options.

If you purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008, as discussed below) or one of the Payment Protection Rider Options and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model C. If you purchased Lifetime Income Plus

2008 and elect to participate in the Asset Allocation program, you must allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model. If you elect to participate in the Asset Allocation Program and you have not elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you must choose Asset Allocation Model A, B, C, D or E for your allocations. We will not make this decision, nor will GFWM. The following paragraph provides some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

In light of our potential payment obligations under the riders, we will not permit contract owners who have selected a rider to allocate their assets in either a highly aggressive or highly conservative manner. In deciding whether to purchase a rider, you and your registered representative should consider whether an asset allocation not permitted under the rider would best meet your investment objectives.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor GFWM bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.



Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.



GFWM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFWM's affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFWM's ultimate parent, or its affiliates. GFWM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFWM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFWM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models

Information concerning the Asset Allocation Models is provided on the following pages. You should review this information carefully before selecting or changing a Model.



                         Moderately                                Moderately
   Conservative         Conservative           Moderate            Aggressive           Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------




                                  Build Your Own
                              Asset Allocation Model
----------------------------------------------------------------------------------------
The Build Your Own Asset Allocation Model is constructed, generally, to allow for the creation of an equity to fixed income allocation that ranges between 40% equities/60%
fixed income to a 80% equities/20% fixed income. These ranges generally fall within the
Investor Profile and Investor Objective for Asset Allocation Model B (Moderately
Conservative Allocation) on one end of the spectrum and for Asset Allocation Model D
(Moderately Aggressive Allocation) on the other. Of course, the Investor Profile and
Investor Objective that your allocation will most closely correspond to will depend on your actual allocation.
----------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS


                                                                Portfolios                                   Model A Model B
-----------------------------------------------------------------------------------------------------------------------------
Equities
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Value                Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares        2%      3%
                               ----------------------------------------------------------------------------------------------
                               Fidelity(R) Variable Insurance Products Fund --
                               VIP Equity-Income Portfolio -- Service Class 2                                   1%      3%
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Blend                The Prudential Series Fund --
                               Jennison 20/20 Focus Portfolio -- Class II Shares                                1%      3%
                               ----------------------------------------------------------------------------------------------
                               GE Investments Funds, Inc. -- S&P 500(R) Index Fund                              1%      2%
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth               Janus Aspen Series -- Forty Portfolio -- Service Shares                          1%      3%
                               ----------------------------------------------------------------------------------------------
                               Fidelity(R) Variable Insurance Products Fund --
                               VIP Contrafund(R) Portfolio -- Service Class 2                                   2%      4%
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                  GE Investments Funds, Inc. -- Mid-Cap Equity Fund -- Class 1 Shares              1%      1%
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                 Fidelity(R) Variable Insurance Products Fund --
                               VIP Mid Cap Portfolio -- Service Class 2                                         1%      1%
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Core                 Oppenheimer Variable Account Funds --
                               Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                      1%      2%
-----------------------------------------------------------------------------------------------------------------------------
International Value            AllianceBernstein Variable Products Series Fund, Inc. --
                               AllianceBernstein International Value Portfolio -- Class B                       5%     10%
-----------------------------------------------------------------------------------------------------------------------------
International Growth           Columbia Funds Variable Insurance Trust I --
                               Columbia Marsico International Opportunities Fund, Variable Series -- Class B    2%      4%
                               ----------------------------------------------------------------------------------------------
                               AIM Variable Insurance Funds --
                               AIM V.I. International Growth Fund -- Series II shares                           2%      4%
-----------------------------------------------------------------------------------------------------------------------------
Specialty -- Natural Resources The Prudential Series Fund -- Natural Resources Portfolio -- Class II Shares     0%      0%
-----------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                           20%     40%
-----------------------------------------------------------------------------------------------------------------------------
Fixed Income
-----------------------------------------------------------------------------------------------------------------------------
Short Term Bonds               PIMCO Variable Insurance Trust --
                               Low Duration Portfolio -- Administrative Class Shares                           48%     36%
-----------------------------------------------------------------------------------------------------------------------------
Long Term Government Bonds     PIMCO Variable Insurance Trust --
                               Long-Term U.S. Government Portfolio -- Administrative Class Shares               8%      6%
-----------------------------------------------------------------------------------------------------------------------------
Intermediate Term Bonds        PIMCO Variable Insurance Trust --
                               Total Return Portfolio -- Administrative Class Shares                            8%      6%
                               ----------------------------------------------------------------------------------------------
                               Fidelity(R) Variable Insurance Products Fund --
                               VIP Investment Grade Bond Portfolio -- Service Class 2                           8%      6%
-----------------------------------------------------------------------------------------------------------------------------
Bank Loan -- Fixed Income      Eaton Vance Variable Trust -- VT Floating-Rate Income Fund                       8%      6%
-----------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                       80%     60%
-----------------------------------------------------------------------------------------------------------------------------


                                 Portfolios                                   Model C Model D Model E
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares        5%      6%      8%
-----------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Equity-Income Portfolio -- Service Class 2                                   4%      6%      7%
-----------------------------------------------------------------------------------------------------
The Prudential Series Fund --
Jennison 20/20 Focus Portfolio -- Class II Shares                                4%      5%      6%
-----------------------------------------------------------------------------------------------------
GE Investments Funds, Inc. -- S&P 500(R) Index Fund                              3%      5%      6%
-----------------------------------------------------------------------------------------------------
Janus Aspen Series -- Forty Portfolio -- Service Shares                          5%      7%      8%
-----------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Contrafund(R) Portfolio -- Service Class 2                                   5%      7%      9%
-----------------------------------------------------------------------------------------------------
GE Investments Funds, Inc. -- Mid-Cap Equity Fund -- Class 1 Shares              2%      2%      3%
-----------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Mid Cap Portfolio -- Service Class 2                                         2%      2%      3%
-----------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds --
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                      3%      4%      5%
-----------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc. --
AllianceBernstein International Value Portfolio -- Class B                      14%     18%     23%
-----------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I --
Columbia Marsico International Opportunities Fund, Variable Series -- Class B    6%      8%     10%
-----------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds --
AIM V.I. International Growth Fund -- Series II shares                           6%      8%     10%
-----------------------------------------------------------------------------------------------------
The Prudential Series Fund -- Natural Resources Portfolio -- Class II Shares     1%      2%      2%
-----------------------------------------------------------------------------------------------------

                                                                                60%     80%    100%
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust --
Low Duration Portfolio -- Administrative Class Shares                           24%     12%      0%
-----------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust --
Long-Term U.S. Government Portfolio -- Administrative Class Shares               4%      2%      0%
-----------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust --
Total Return Portfolio -- Administrative Class Shares                            4%      2%      0%
-----------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Investment Grade Bond Portfolio -- Service Class 2                           4%      2%      0%
-----------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust -- VT Floating-Rate Income Fund                       4%      2%      0%
-----------------------------------------------------------------------------------------------------

                                                                                40%     20%      0%
-----------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS


                                                         Portfolios                               Model A Model B Model C Model D
----------------------------------------------------------------------------------------------------------------------------------
Equities
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value             Franklin Templeton Variable Insurance Products Trust --
                            Mutual Shares Securities Fund -- Class 2 Shares                          2%      3%      5%      6%
                            ------------------------------------------------------------------------------------------------------
                            Fidelity(R) Variable Insurance Products Fund --
                            VIP Equity-Income Portfolio -- Service Class 2                           1%      3%      4%      6%
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Blend             JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1         1%      3%      4%      5%
                            ------------------------------------------------------------------------------------------------------
                            JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Equity Index Portfolio -- Class 1               1%      2%      3%      5%
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth            Fidelity(R) Variable Insurance Products Fund --
                            VIP Contrafund Portfolio -- Service Class 2                              1%      3%      5%      7%
                            ------------------------------------------------------------------------------------------------------
                            JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1            2%      4%      5%      7%
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio -- Class 1    2%      2%      4%      4%
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Core              Oppenheimer Variable Account Funds --
                            Oppenheimer Main Street Small Cap Fund/VA -- Service Shares              1%      2%      3%      4%
----------------------------------------------------------------------------------------------------------------------------------
International Value         Franklin Templeton Variable Insurance Products Trust --
                            Templeton Foreign Securities Fund -- Class 2 Shares                      5%      9%     14%     18%
----------------------------------------------------------------------------------------------------------------------------------
International Growth        American Century Variable Portfolios, Inc. --
                            VP International Fund -- Class I                                         4%      8%     12%     16%
----------------------------------------------------------------------------------------------------------------------------------
Specialty -- Real Estate    AIM Variable Insurance Funds --
                            AIM V.I. Global Real Estate Fund -- Series II shares                     0%      1%      1%      2%
----------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                20%     40%     60%     80%
----------------------------------------------------------------------------------------------------------------------------------

Fixed Income
----------------------------------------------------------------------------------------------------------------------------------
Short Term Bonds            PIMCO Variable Insurance Trust --
                            Low Duration Portfolio -- Administrative Class Shares                   44%     33%     22%     11%
----------------------------------------------------------------------------------------------------------------------------------
Government Bonds            JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Government Bond Portfolio -- Class 1           14%     10%      7%      3%
----------------------------------------------------------------------------------------------------------------------------------
Intermediate Term Bonds     JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                 14%     11%      7%      4%
----------------------------------------------------------------------------------------------------------------------------------
Bank Loan -- Fixed Income   Eaton Vance Variable Trust -- VT Floating-Rate Income Fund               8%      6%      4%      2%
----------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                            80%     60%     40%     20%
----------------------------------------------------------------------------------------------------------------------------------


                             Portfolios                               Model E
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust --
Mutual Shares Securities Fund -- Class 2 Shares                          8%
-----------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Equity-Income Portfolio -- Service Class 2                           7%
-----------------------------------------------------------------------------
JPMorgan Insurance Trust --
JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1         6%
-----------------------------------------------------------------------------
JPMorgan Insurance Trust --
JPMorgan Insurance Trust Equity Index Portfolio -- Class 1               6%
-----------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Contrafund Portfolio -- Service Class 2                              8%
-----------------------------------------------------------------------------
JPMorgan Insurance Trust --
JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1            9%
-----------------------------------------------------------------------------
JPMorgan Insurance Trust --
JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio -- Class 1    6%
-----------------------------------------------------------------------------
Oppenheimer Variable Account Funds --
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares              5%
-----------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust --
Templeton Foreign Securities Fund -- Class 2 Shares                     23%
-----------------------------------------------------------------------------
American Century Variable Portfolios, Inc. --
VP International Fund -- Class I                                        20%
-----------------------------------------------------------------------------
AIM Variable Insurance Funds --
AIM V.I. Global Real Estate Fund -- Series II shares                     2%
-----------------------------------------------------------------------------

                                                                       100%
-----------------------------------------------------------------------------


-----------------------------------------------------------------------------
PIMCO Variable Insurance Trust --
Low Duration Portfolio -- Administrative Class Shares                    0%
-----------------------------------------------------------------------------
JPMorgan Insurance Trust --
JPMorgan Insurance Trust Government Bond Portfolio -- Class 1            0%
-----------------------------------------------------------------------------
JPMorgan Insurance Trust --
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                  0%
-----------------------------------------------------------------------------
Eaton Vance Variable Trust -- VT Floating-Rate Income Fund               0%
-----------------------------------------------------------------------------

                                                                         0%
-----------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL



Core Asset Class                                                                                         Fixed Income Asset
(20% to 80%)                                                    Specialty Asset Class (0% to 20%)        Class (20% to 60%)
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund -- Series I shares                 AIM V.I. Capital Appreciation Fund --    Fidelity VIP Investment
AIM V.I. International Growth Fund -- Series II shares        Series I shares                          Grade Bond Portfolio
AllianceBernstein Balanced Wealth Strategy Portfolio --      AllianceBernstein Global Technology       -- Service Class 2
 Class B                                                      Portfolio -- Class B                    GE Investments Funds
AllianceBernstein Growth and Income Portfolio -- Class B     AllianceBernstein International Value     Income Fund -- Class 1
BlackRock Basic Value V.I. Fund -- Class III Shares           Portfolio -- Class B                     Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares    AllanceBernstein Small Cap Growth        PIMCO VIT Long-Term U.S.
Columbia Marsico Growth Fund, Variable Series -- Class A      Portfolio -- Class B                     Government Portfolio --
Fidelity VIP Balanced Portfolio -- Service Class 2           American Century VP Inflation             Administrative Class
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2       Protection Fund -- Class II              Shares
Fidelity VIP Equity-Income Portfolio -- Service Class 2      BlackRock Value Opportunities V.I. Fund  PIMCO VIT Low Duration
Fidelity VIP Growth & Income Portfolio -- Service Class 2     -- Class III Shares                      Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund --     Columbia Marsico International            -- Administrative Class
 Class 2 Shares                                               Opportunities Fund, Variable Series --   Shares
Franklin Templeton VIP Franklin Income Securities Fund --     Class B                                 PIMCO VIT Total Return
 Class 2 Shares                                              Eaton Vance VT Floating-Rate Income Fund  Portfolio
Franklin Templeton VIP Mutual Shares Securities Fund --      Evergreen VA Omega Fund -- Class 2        -- Administrative Class
 Class 2 Shares                                              Federated High Income Bond Fund II --     Shares
Franklin Templeton VIP Templeton Growth Securities Fund --    Service Shares
 Class 2 Shares                                              Federated Kaufmann Fund II -- Service
GE Investments Funds Core Value Equity Fund --                Shares
 Class 1 Shares                                              Fidelity VIP Dynamic Capital
GE Investments Funds Mid-Cap Equity Fund -- Class 1 Shares    Appreciation Portfolio -- Service
GE Investments Funds S&P 500(R) Index Fund                    Class 2
GE Investments Funds Total Return Fund -- Class 3 Shares     Fidelity VIP Growth Portfolio --
GE Investments Funds U.S. Equity Fund -- Class 1 Shares       Service Class 2
Janus Aspen Balanced Portfolio -- Service Shares             Fidelity VIP Mid Cap Portfolio --
MFS(R) Total Return Series -- Service Class Shares            Service Class 2
Oppenheimer Balanced Fund/VA -- Service Shares               Fidelity VIP Value Strategies Portfolio
Oppenheimer Capital Appreciation Fund/VA -- Service Shares    -- Service Class 2
Oppenheimer Global Securities Fund/VA -- Service Shares      GE Investments Funds Real Estate
Oppenheimer Main Street Fund/VA -- Service Shares             Securities Fund -- Class 1 Shares
Universal Institutional Funds Equity and Income Portfolio -- GE Investments Funds Small-Cap Equity
 Class II Shares                                              Fund -- Class 1 Shares
Van Kampen LIT Comstock Portfolio -- Class II Shares         Janus Aspen Forty Portfolio -- Service
                                                              Shares
                                                             Legg Mason Partners Variable Aggressive
                                                              Growth Portfolio -- Class II
                                                             MFS(R) Utilities Series -- Service
                                                              Class Shares
                                                             Oppenheimer Main Street Small Cap
                                                              Fund/VA -- Service Shares
                                                             PIMCO VIT All Asset Portfolio --
                                                              Advisor Class Shares
                                                             PIMCO VIT High Yield Portfolio
                                                              -- Administrative Class Shares
                                                             Prudential Jennison Portfolio -- Class
                                                              II Shares
                                                             Prudential Jennison 20/20 Focus
                                                              Portfolio -- Class II Shares
                                                             Prudential Natural Resources Portfolio
                                                              -- Class II Shares

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL



Core Asset Class                                                                                          Fixed Income Asset
(20% to 80%)                                                     Specialty Asset Class (0% to 20%)        Class (20% to 60%)
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Large Cap Growth Fund -- Series I shares             AIM V.I. Capital Appreciation Fund --    JPMorgan Insurance Trust
AllianceBernstein Balanced Wealth Strategy Portfolio --        Series I shares                          Core Bond Portfolio --
 Class B                                                      AIM V.I. Global Real Estate Fund --       Class 1
American Century VP Income & Growth Fund -- Class I            Series II shares                        JPMorgan Insurance Trust
American Century VP Value Fund -- Class I                     AllianceBernstein Global Technology       Government Bond
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial  Portfolio -- Class B                     Portfolio -- Class 1
 Shares                                                       American Century VP Inflation            PIMCO VIT Low Duration
DWS Dreman High Return Equity VIP -- Class B Shares            Protection Fund -- Class II              Portfolio --
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2       American Century VP International Fund    Administrative Class
Fidelity VIP Equity-Income Portfolio -- Service Class 2        -- Class I                               Shares
Franklin Templeton VIP Founding Funds Allocation Fund --      American Century VP Ultra(R) Fund --
 Class 2 Shares                                                Class I
Franklin Templeton VIP Franklin Income Securities Fund --     Dreyfus Investment Portfolios -- MidCap
 Class 2 Shares                                                Stock Portfolio -- Initial Shares
Franklin Templeton VIP Large Cap Growth Securities Fund --    DWS Dreman Small Mid Cap Value VIP --
 Class 2 Shares                                                Class B Shares
Franklin Templeton VIP Mutual Shares Securities Fund -- Class DWS Technology VIP -- Class B Shares
 2 Shares                                                     Eaton Vance VT Floating-Rate Income Fund
Franklin Templeton VIP Templeton Foreign Securities Fund --   Fidelity VIP Mid Cap Portfolio --
 Class 2 Shares                                                Service Class 2
Franklin Templeton VIP Templeton Global Asset Allocation      JPMorgan Insurance Trust Diversified
 Fund -- Class 2 Shares                                        Mid Cap Portfolio -- Class 1
Franklin Templeton VIP Templeton Growth Securities Fund --    JPMorgan Insurance Trust Intrepid Mid
 Class 2 Shares                                                Cap Portfolio -- Class 1
GE Investments Funds Total Return Fund -- Class 3 Shares      MFS(R) Strategic Income Series --
JPMorgan Insurance Trust Balanced Portfolio -- Class 1         Service Class Shares
JPMorgan Insurance Trust Diversified Equity Portfolio --      Oppenheimer Main Street Small Cap
 Class 1                                                       Fund/VA -- Service Shares
JPMorgan Insurance Trust Equity Index Portfolio -- Class 1    PIMCO VIT High Yield Portfolio --
JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1  Administrative Class Shares
MFS(R) Total Return Series -- Service Class Shares
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). In addition, the Guarantee Account is not available to contract owners who have elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or Payment Protection Rider Options for as long as the rider is in effect. Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts and is not available if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and your assets are allocated in accordance with the Investment Strategy as prescribed by each rider. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments taken within the first six years of receipt, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.


We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application). However, if there are insufficient assets in the Separate Account (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected), we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis. If Guaranteed Income Advantage is elected, any remaining withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time. The surrender charge is as follows:


                     Surrender Charge
Number of Completed as a Percentage of
  Years Since We    the Surrendered or
   Received the         Withdrawn
 Purchase Payment    Purchase Payment
--------------------------------------
         0                  6%
         1                  6%
         2                  6%
         3                  6%
         4                  5%
         5                  4%
     6 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals previously taken, including surrender charges assessed;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.


In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year. The free withdrawal amount will not apply to commutation value taken under Payment Optimizer Plus.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). In addition, we will waive the surrender charges if you take income payments from the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage or if you take income payments pursuant to the terms of one of the Payment Protection Rider Option. We may also waive surrender charges for certain withdrawals made pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options. See the "Optional Payment Plans," "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," "Income Payments -- Guaranteed Income Advantage," and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.


We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

In addition, any partial withdrawals that are immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.45% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.

Charges for the Living Benefit Rider Options

Charge for Guaranteed Income Advantage

We charge you for expenses related to Guaranteed Income Advantage, if you elect this option at the time of application. This charge is deducted from the Separate Account, computed daily. For contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge currently is equal to (and will never exceed) an annual rate of 0.50% of the daily net assets of the Separate Account. For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge currently is equal to an annual rate of 0.40% (0.50% maximum) of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option and receive income payments, the rider charge will end. Guaranteed Income Advantage may not be available in all states or in all markets. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.



Charges for the Guaranteed Minimum Withdrawal Benefit Rider Options


We charge you for expenses related to Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007 and Lifetime Income Plus 2008. Each rider is a separate rider with a separate charge. You cannot purchase these riders together or in any combination. If you wish to elect any of the riders, you must do so at the time of application.


Guaranteed Withdrawal Advantage

We assess a charge for Guaranteed Withdrawal Advantage equal to an annualized rate of 0.50% of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 1.00% of your daily net assets in the Separate Account.

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

Lifetime Income Plus

For contracts issued on or after the later of October 7, 2005 or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications, we assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account. For contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications, we assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account for single Annuitant contracts and 0.75% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.


Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.


Lifetime Income Plus 2007

We assess a charge for Lifetime Income Plus 2007 currently equal to an annualized rate of 0.75% of the daily net assets of the Separate Account for single Annuitant contracts and 0.85% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus 2007 may not be available in all states and markets. We reserve the right to discontinue offering Lifetime Income Plus 2007 at any time and for any reason.


Lifetime Income Plus 2008

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals Contract Value. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:



Lifetime Income Plus 2008 without the Principal Protection Death Benefit
       Single Annuitant Contract   0.75% of benefit base
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70
       Single Annuitant Contract   0.75% of benefit base plus 0.15% of
                                   value of Principal Protection Death
                                   Benefit
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base plus 0.15% of
                                   value of Principal Protection Death
                                   Benefit
------------------------------------------------------------------------



Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85
       Single Annuitant Contract   0.75% of benefit base plus 0.40% of
                                   value of Principal Protection Death
                                   Benefit
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base plus 0.40% of
                                   value of Principal Protection Death
                                   Benefit
------------------------------------------------------------------------



The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states and markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and/or the Principal Protection Death Benefit at any time and for any reason.


Charges for the Payment Protection Rider Options

We charge you for expenses related to Principal Protection Advantage and Payment Optimizer Plus. Each rider is a separate rider with a separate charge. You cannot purchase both riders together. If you wish to elect either Principal Protection Advantage or Payment Optimizer Plus, you must do so at the time of application.

Principal Protection Advantage

We assess a charge for Principal Protection Advantage currently equal to an annualized rate of 0.40% of the daily net assets of the Separate Account. The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00%.

Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Payment Optimizer Plus

We assess a charge for Payment Optimizer Plus currently equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.

If you purchase Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and (assuming the right to cancel period has ended) receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Charges for the Death Benefit Rider Options

Charge for the Annual Step-Up Death Benefit Rider Option

We charge you for expenses related to the Annual Step-Up Death Benefit Rider Option if you elect this option at the time of application. The Annual Step-Up Death Benefit Rider Option may not be elected if any Annuitant is 85 or older. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

Charge for the 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the 5% Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the 5% Rollup Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction. The 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program.

Charge for the Earnings Protector Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction.

Charge for Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is 0.70% of your Contract Value at the time of the deduction. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges and Deductions

Each Portfolio incurs certain fees and expenses. To pay for these expenses, the Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio's prospectus.

In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge is at our cost with no profit to us.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

Purchase of the Contract


If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.


If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within

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two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Home Office.


There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your purchase payment applied.


To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.



This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply as joint owners for a Non-Qualified contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

  . your Annuity Commencement Date to any date at least ten years after your last purchase payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to our Home Office if you reserved this right and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.


We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elect Guaranteed Income Advantage at the time of application, you may not change your scheduled income start date or your Optional Payment Plan. In addition withdrawals and/or transfers from the GIS Subaccount(s) will lower your guaranteed income floor and cause you to lose your right to continue to make scheduled transfers into the segment from which the withdrawal and/or transfer was made. If you elect one of the Payment Protection Rider Options or one of the


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Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income
Plus 2008) at the time of application, the benefits you receive under such rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. If you elect the Payment Protection Rider, you may change the Income Start Date as long as the new Income Start Date occurs on a contract anniversary at least 36 months after the latest reset date of the benefit base or 36 months after the date we receive your last purchase payment. You may not however, change the Optional Payment Plan once elected at the time of application.


Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract. However, an assignment may terminate certain benefits provided by rider option. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, our Home Office must approve any assignment, unless such assignment was made pursuant to a court order.


Guaranteed Income Advantage will terminate upon assignment of the contract unless such assignment is a result of legal process. Upon termination of Guaranteed Income Advantage, all assets in the GIS Subaccount(s) will be transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or GE Investments Funds, Inc. -- Money Market Fund as of the Valuation Day the assignment is received. If the assignment is received on a non-Valuation Day, the assets will be transferred on the next Valuation Day.


We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Purchase Payments


You may make purchase payments at any frequency and in the amount you select, subject to certain restrictions, including restrictions that may be imposed by the terms of elected riders. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.


The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts. If a Non-Qualified Contract is being used to fund another deferred annuity as a Funding Annuity pursuant to an approved Annuity Cross Funding Program, the minimum additional purchase payment is $100. See the "Annuity Cross Funding Program" provision of this prospectus.

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Purchase Payments

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee

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Account, according to your instructions. You may allocate purchase payments to the Subaccounts plus the Guarantee Account at any one time. If you have elected Guaranteed Income Advantage, you may not allocate purchase payments directly to the GIS Subaccount(s); such allocations to the GIS Subaccount(s) must be made by scheduled transfers pursuant to pro rata scheduled transfers from all other Subaccounts in which you have assets. Any remaining allocations will come from the Guarantee Account. If you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008), you must allocate all purchase payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your purchase payments are not allocated in accordance with the Investment Strategy. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus. The percentage of purchase payment that you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, the Guarantee Account is not available to contract owners who have elected Payment Optimizer Plus for as long as the rider is in effect.


Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Home Office.

Valuation of Accumulation Units

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.


The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges, mortality and expense risk charges, and any applicable optional rider charges (but not any optional death benefit rider charges) from assets in the Subaccount. The charges for Lifetime Income Plus 2008 and the Death Benefit Rider Options, however, are deducted from your Contract Value. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.


The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Annuity Commencement Date

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. In addition, if you elect

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Guaranteed Income Advantage, once you make a transfer from a segment that corresponds to a GIS Subaccount, you may not make subsequent purchase payments or transfers to that segment corresponding to that GIS Subaccount. If you elect one of the Payment Protection Rider Options, or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008), the benefits you receive under such rider may be reduced if, after your transfer, your assets are not allocated in accordance with the prescribed Investment Strategy. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy.


We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to The Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 for each transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

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When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any:


   (1) scheduled transfers made to the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage; or


   (2) transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of one of the Payment Protection Rider Options, or one of the Guaranteed Minimum Withdrawal Benefit Rider Options.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

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Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

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In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.


Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established by the Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.


Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of

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the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the GE Investments Fund, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may allocated to the Guarantee Account. If we exercise this right, we guarantee that the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous Dollar Cost Averaging and Systematic Withdrawals.


Dollar Cost Averaging is not available if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. If you have elected Lifetime Income Plus 2008 or Payment Optimizer Plus, you can, however, participate in the Defined Dollar Cost Averaging program, as described below.


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Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.


Defined Dollar Cost Averaging Program

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio to an Asset Allocation Model or, if you have elected Lifetime Income Plus 2008 or Payment Optimizer Plus, from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the other available Investment Strategy options. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio are depleted; or

   (3) at the end of the twelfth month following the Contract Date.



Upon termination of the program, any remaining assets in the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.


Portfolio Rebalancing Program

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Home Office. You may not participate in the Portfolio Rebalancing program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to

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discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

  . you elected one of the Payment Protection Rider Options, or one of the Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. You may not participate in the Guarantee Account Interest Sweep program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. We will discontinue your participation in the Guarantee Account Interest Sweep program if:

  . you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside the prescribed Investment Strategy.

There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders and Partial Withdrawals

We will allow you to surrender your contract or to withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider(s) and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

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If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and take a partial withdrawal, we will rebalance the Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. If, after a partial withdrawal and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. If Guaranteed Income Advantage is elected at the time of application, withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial surrender, any applicable surrender charges and/or applicable premium tax will be taken from the amount surrendered, unless otherwise requested.


We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Please remember that partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Option) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

Restrictions on Distributions from Certain Contracts

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Plan, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we

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allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.


Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time. If Guaranteed Income Advantage is elected at the time of application, any remaining amounts will be taken from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.


After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free of any surrender charges under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. In addition, if you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options, partial withdrawals and withdrawals under a Systematic Withdrawal program may reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit Rider Options" provision below. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

Systematic Withdrawals (including any Systematic Withdrawal immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Option) will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking systematic withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see "The Guarantee Account" provision of this prospectus).

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

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Guaranteed Minimum Withdrawal Benefit Rider Options


We currently offer two Guaranteed Minimum Withdrawal Benefit Rider Options under this prospectus: Lifetime Income Plus 2007 and Lifetime Income Plus 2008. Two other Guaranteed Minimum Withdrawal Benefit Riders, Guaranteed Withdrawal Advantage and Lifetime Income Plus, are no longer available for contracts issued on or after May 1, 2007 and May 1, 2008, respectively. We have designed the Guaranteed Minimum Withdrawal Benefit Rider Options to protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make withdrawals from your contract over a period of time at least equal to the amount of the purchase payments you made to the contract. These Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in separate sections below.

Lifetime Income Plus 2008

Lifetime Income Plus 2008 provides guaranteed withdrawals for the life of the Annuitant(s), at least equal to purchase payments, with upside potential, provided you meet certain conditions. First, you must allocate all Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus 2008, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

Investment Strategy for Lifetime Income Plus 2008. In order to receive the full benefit provided by Lifetime Income Plus 2008, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation


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Model. In addition, we will also rebalance your Contract Value on any Valuation
Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio. Your allocation instructions must always comply with the Investment Strategy.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus 2008 is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;



       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares;

       GE Investments Funds, Inc. -- Total Return Fund --  Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Effective May 1, 2008, shares of the XTF Advisors Trust -- ETF 60 Portfolio are no longer available under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of the Portfolio are also unavailable under your Investment Strategy. We have removed the Portfolio as a Designated Subaccount in the Investment Strategy. Because this change may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to the Portfolio will be considered not in good order.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the available Investment Strategy options. The

Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. On each Valuation Day, the benefit base is the greatest of the Contract Value on the prior contract anniversary, the Withdrawal Base, and the Roll-Up Value.

The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100. The Withdrawal Factor percentages will be provided in your contract.

Withdrawal Base. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision. It may also change as a result of a withdrawal or reset, as described below.

Roll-Up Value. Your initial Roll-Up Value is equal to your initial purchase payment received. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Withdrawal Base is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Withdrawal Base. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. The Roll-Up Value will not increase after this date. When requesting an excess withdrawal, you will be asked if you understand the implications of the excess withdrawal and if you would like to proceed with the request.

Purchase Payments. Any purchase payment applied to your contract will be added to your Withdrawal Base and your Principal Protection Death Benefit (if applicable), and may be added to your Roll-Up Value as described in the "Roll-Up Value" provision above. You must allocate all assets to the prescribed Investment Strategy.

Important Note. We reserve the right to not adjust the Withdrawal Base, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2008 that would be associated with such additional purchase payments. For example, since the Withdrawal Base would not be adjusted for such subsequent purchase payments, you would not be guaranteed to be eligible to make withdrawals from your contract over a period of time at least equal to the amount of such purchase payments. In addition, if you make purchase payments that are not included in the calculation of your Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you will pay higher rider charges to the extent that the purchase payments increase the Contract Value and, in turn, increase the benefit base and/or the value of the Principal Protection Death Benefit, upon which such charges are imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus 2008, because it is less likely that your Contract Value will be less than the Withdrawal Base or Roll-Up Value. Before making purchase payments that do not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

Reset of the Benefit. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. On the Valuation Day you reset your benefit, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50% of the value of the Principal Protection Death Benefit. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2008 and while the rider is in effect.

Impact of Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Principal Protection Death Benefit (if applicable) equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and



   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus 2008, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Withdrawal Base (and, consequently, your Withdrawal Limit), the Principal Protection Death Benefit (if applicable), and your Roll-Up Value.

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2008. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

     (a) the Contract Value;

     (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

     (c) the Principal Protection Death Benefit (if applicable).

  . If the Withdrawal Limit is greater than $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Principal Protection Death Benefit. You may purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and



   (c) is any amount payable by any other optional death benefit rider (if applicable).

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Considerations. While the rider is designed to provide life-time withdrawal benefits and the return of purchase payments, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract. There can be no assurance that you will receive more than a return of purchase payments.

Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:



Lifetime Income Plus 2008 without the Principal Protection Death Benefit
       Single Annuitant Contract   0.75% of benefit base
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70
       Single Annuitant Contract   0.75% of benefit base plus 0.15% of
                                   value of Principal Protection Death
                                   Benefit
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base plus 0.15% of
                                   value of Principal Protection Death
                                   Benefit
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85
       Single Annuitant Contract   0.75% of benefit base plus 0.40% of
                                   value of Principal Protection Death
                                   Benefit
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base plus 0.40% of
                                   value of Principal Protection Death
                                   Benefit
------------------------------------------------------------------------



The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

If available, Lifetime Income Plus 2008 and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the 5th contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2008. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Examples

The following examples show how Lifetime Income Plus 2008 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;



   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.



                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    53          $100,000             --       $97,205       $100,000    $106,000      $106,000     $100,000
    54            97,205             --        94,418        100,000     112,360       112,360      100,000
    55            94,418             --        91,637        100,000     119,102       119,102      100,000
    56            91,637             --        88,857        100,000     126,248       126,248      100,000
    57            88,857             --        86,076        100,000     133,823       133,823      100,000
    58            86,076             --        83,291        100,000     141,852       141,852      100,000
    59            83,291             --        80,497        100,000     150,363       150,363      100,000
    60            80,497             --        77,692        100,000     159,385       159,385      100,000
    61            77,692             --        74,871        100,000     168,948       168,948      100,000
    62            74,871             --        72,030        100,000     179,085       179,085      100,000
    63            72,030             --        69,166        100,000     189,830       189,830      100,000
    64            69,166             --        66,274        100,000     201,220       201,220      100,000
    65            66,274        $11,731        51,617        100,000     213,293       213,293       81,482
    66            51,617         11,731        37,224        100,000     213,293       213,293       61,956
    67            37,224         11,731        23,119        100,000     213,293       213,293       41,101
    68            23,119         11,731         9,296        100,000     213,293       213,293       18,170
    69             9,296         11,731            --        100,000     213,293       213,293           --
    70                --         11,731            --        100,000     213,293       213,293           --
    71                --         11,731            --        100,000     213,293       213,293           --
    72                --         11,731            --        100,000     213,293       213,293           --
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;



   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.



                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    53          $100,000             --       $97,055       $100,000    $106,000      $106,000     $100,000
    54            97,055             --        94,121        100,000     112,360       112,360      100,000
    55            94,121             --        91,196        100,000     119,102       119,102      100,000
    56            91,196             --        88,275        100,000     126,248       126,248      100,000
    57            88,275             --        85,356        100,000     133,823       133,823      100,000
    58            85,356             --        82,435        100,000     141,852       141,852      100,000
    59            82,435             --        79,508        100,000     150,363       150,363      100,000
    60            79,508             --        76,573        100,000     159,385       159,385      100,000
    61            76,573             --        73,624        100,000     168,948       168,948      100,000
    62            73,624             --        70,658        100,000     179,085       179,085      100,000
    63            70,658             --        67,672        100,000     189,830       189,830      100,000
    64            67,672             --        64,659        100,000     201,220       201,220      100,000
    65            64,659        $11,731        49,903        100,000     213,293       213,293       88,269
    66            49,903         11,731        35,429        100,000     213,293       213,293       76,538
    67            35,429         11,731        21,262        100,000     213,293       213,293       64,807
    68            21,262         11,731         7,397        100,000     213,293       213,293       53,076
    69             7,397         11,731            --        100,000     213,293       213,293       41,344
    70                --         11,731            --        100,000     213,293       213,293       29,613
    71                --         11,731            --        100,000     213,293       213,293       17,882
    72                --         11,731            --        100,000     213,293       213,293        6,151
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;



   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.



                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    73          $100,000             --       $97,205       $100,000    $106,000      $106,000     $100,000
    74            97,205             --        94,418        100,000     112,360       112,360      100,000
    75            94,418             --        91,637        100,000     119,102       119,102      100,000
    76            91,637             --        88,857        100,000     126,248       126,248      100,000
    77            88,857             --        86,076        100,000     133,823       133,823      100,000
    78            86,076             --        83,291        100,000     141,852       141,852      100,000
    79            83,291             --        80,497        100,000     150,363       150,363      100,000
    80            80,497             --        77,692        100,000     159,385       159,385      100,000
    81            77,692             --        74,871        100,000     168,948       168,948      100,000
    82            74,871        $12,536        59,494        100,000     179,085       179,085       82,596
    83            59,494         12,536        44,426        100,000     179,085       179,085       64,419
    84            44,426         12,536        29,628        100,000     179,085       179,085       45,266
    85            29,628         12,536        15,126        100,000     179,085       179,085       24,752
    86            15,126         12,536           915        100,000     179,085       179,085        1,683
    87               915         12,536            --        100,000     179,085       179,085           --
    88                --         12,536            --        100,000     179,085       179,085           --
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;



   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.



                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    73          $100,000             --       $96,805       $100,000    $106,000      $106,000     $100,000
    74            96,805             --        93,626        100,000     112,360       112,360      100,000
    75            93,626             --        90,460        100,000     119,102       119,102      100,000
    76            90,460             --        87,304        100,000     126,248       126,248      100,000
    77            87,304             --        84,155        100,000     133,823       133,823      100,000
    78            84,155             --        81,008        100,000     141,852       141,852      100,000
    79            81,008             --        77,860        100,000     150,363       150,363      100,000
    80            77,860             --        74,707        100,000     159,385       159,385      100,000
    81            74,707             --        71,546        100,000     168,948       168,948      100,000
    82            71,546        $12,536        55,886        100,000     179,085       179,085       87,464
    83            55,886         12,536        40,590        100,000     179,085       179,085       74,928
    84            40,590         12,536        25,619        100,000     179,085       179,085       62,392
    85            25,619         12,536        10,998        100,000     179,085       179,085       49,856
    86            10,998         12,536            --        100,000     179,085       179,085       37,320
    87                --         12,536            --        100,000     179,085       179,085       24,784
    88                --         12,536            --        100,000     179,085       179,085       12,248
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;



   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.



                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $101,375      $100,000    $106,000      $106,000     $101,375
    67           101,375         5,830         102,860       101,375     106,000       106,000      102,860
    68           102,860         5,830         104,464       102,860     106,000       106,000      104,464
    69           104,464         5,830         106,196       104,464     106,000       106,000      106,196
    70           106,196         5,841         108,054       106,196     106,000       106,196      108,054
    71           108,054         5,943         109,945       108,054     106,000       108,054      109,945
    72           109,945         6,047         111,869       109,945     106,000       109,945      111,869
    73           111,869         6,153         113,827       111,869     106,000       111,869      113,827
    74           113,827         6,260         115,819       113,827     106,000       113,827      115,819
    75           115,819         6,370         117,846       115,819     106,000       115,819      117,846
    76           117,846         6,482         119,908       117,846     106,000       117,846      119,908
    77           119,908         6,595         122,007       119,908     106,000       119,908      122,007
    78           122,007         6,710         124,142       122,007     106,000       122,007      124,142
    79           124,142         6,828         126,314       124,142     106,000       124,142      126,314
    80           126,314         6,947         128,525       126,314     106,000       126,314      128,525
    81           128,525         7,069         130,774       128,525     106,000       128,525      130,774
    82           130,774         7,193         133,062       130,774     106,000       130,774      133,062
    83           133,062         7,318         135,391       133,062     106,000       133,062      135,391
    84           135,391         7,447         137,760       135,391     106,000       135,391      137,760
    85           137,760         7,577         140,171       137,760     106,000       137,760      140,171
    86           140,171         7,709         142,624       140,171     106,000       140,171      142,624
    87           142,624         7,844         145,120       142,624     106,000       142,624      145,120
    88           145,120         7,982         147,660       145,120     106,000       145,120      147,660
    89           147,660         8,121         150,244       147,660     106,000       147,660      150,244
    90           150,244         8,263         152,873       150,244     106,000       150,244      152,873
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;



   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.



                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $101,223      $100,000    $106,000      $106,000     $101,223
    67           101,223         5,830         102,541       101,223     106,000       106,000      102,541
    68           102,541         5,830         103,963       102,541     106,000       106,000      103,963
    69           103,963         5,830         105,496       103,963     106,000       106,000      105,496
    70           105,496         5,830         107,148       105,496     106,000       106,000      107,148
    71           107,148         5,893         108,859       107,148     106,000       107,148      108,859
    72           108,859         5,987         110,596       108,859     106,000       108,859      110,596
    73           110,596         6,083         112,361       110,596     106,000       110,596      112,361
    74           112,361         6,180         114,153       112,361     106,000       112,361      114,153
    75           114,153         6,278         115,974       114,153     106,000       114,153      115,974
    76           115,974         6,379         117,824       115,974     106,000       115,974      117,824
    77           117,824         6,480         119,703       117,824     106,000       117,824      119,703
    78           119,703         6,584         121,611       119,703     106,000       119,703      121,611
    79           121,611         6,689         123,550       121,611     106,000       121,611      123,550
    80           123,550         6,795         125,519       123,550     106,000       123,550      125,519
    81           125,519         6,904         127,520       125,519     106,000       125,519      127,520
    82           127,520         7,014         129,552       127,520     106,000       127,520      129,552
    83           129,552         7,125         131,616       129,552     106,000       129,552      131,616
    84           131,616         7,239         133,712       131,616     106,000       131,616      133,712
    85           133,712         7,354         135,842       133,712     106,000       133,712      135,842
    86           135,842         7,471         138,005       135,842     106,000       135,842      138,005
    87           138,005         7,590         140,203       138,005     106,000       138,005      140,203
    88           140,203         7,711         142,435       140,203     106,000       140,203      142,435
    89           142,435         7,834         144,702       142,435     106,000       142,435      144,702
    90           144,702         7,959         147,005       144,702     106,000       144,702      147,005
-------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2007

Lifetime Income Plus 2007 may not be available in all states and markets. We reserve the right to discontinue offering the rider at any time and for any reason. If you wish to elect the rider, you must do so at the time of application. Lifetime Income Plus 2007 may be elected with the Annual Step-Up Death Benefit Rider but not with any of the other death benefit rider options.

Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the Annuitant(s), at least equal to purchase payments, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and


  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;


then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior contract anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Withdrawal Base. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Roll-Up Value. Your initial Roll-Up Value is equal to your initial purchase payment received. On each Valuation Day your Roll-Up Value will be adjusted. The new Roll-Up Value will equal (a) plus (b) plus (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any purchase payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative purchase payments.

The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date" is the later of the fifth contract anniversary or the first contract anniversary on or after the day the older Annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day. After this date, additional purchase payments will not increase the Roll-Up Value.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. After this date, additional purchase payments will not increase the Roll-Up Value.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit, and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision above. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy from the Benefit Date. Except as noted below, if you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit and may be added to the Roll-Up Value. If you have not allocated all assets to the Investment Strategy, the purchase payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust the Withdrawal Base, Rider Death Benefit, and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional purchase payments. For example, since the Withdrawal Base would not be adjusted for such subsequent purchase payments, you would not be guaranteed to be eligible to make withdrawals from your contract over a period of time at least equal to the amount of such purchase payments. In addition, if you make purchase payments that are not included in the calculation of your Withdrawal Base, Rider Death Benefit or Roll-Up Value, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is assessed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus 2007, because it is less likely that your Contract Value will be less than the Withdrawal Base or Roll-Up Value. Before making purchase payments that do not increase the Withdrawal Base, Rider Death Benefit or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Rider Death Benefit and Roll-Up Value will not include such purchase payments;
(ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Rider Death Benefit and Roll-Up Value.


Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Restoration or Reset of the Benefit


Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restoration will occur on the next Valuation Day. The restore feature under this rider may be used only once and is not available on or after the latest permitted Annuity Commencement Date.


On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.


If you want to restore your benefit, we must receive notice of your election at our Home Office in a form acceptable to us at least 15 days prior to your next contract anniversary.


Reset. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy is violated;

   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (d) income payments begin via annuitization; or

   (e) ownership of the contract changes.


If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to our Home Office to do so; provided you are following the Investment Strategy and income payments have not begun.


Please note that an automatic reset will occur on a contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2007 and while the rider is in effect.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider Death Benefit and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.


If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.


If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum, calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under this provision. The Rider Death Benefit will be reduced by each payment. The Rider Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.


Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.


Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last surviving Annuitant as described in the "Death Provisions" section above.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Considerations. While the rider is designed to provide life-time withdrawal benefits and the return of purchase payments, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract. There can be no assurance that you will receive more than a return of purchase payments.

When the Rider is Effective

If available, Lifetime Income Plus 2007 must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Examples

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (5) the Roll-Up Value increases until age 70;

   (6) the contract earns a net return of - 2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.



                                                                        Roll-Up     Rider
                              Withdrawals                   Withdrawal  Value -     Death
   Age -    Contract Value -    Taken -   Contract Value --   Base -    End of    Benefit -
End of Year Beginning of Year End of Year    End of Year    End of Year  Year    End of Year
--------------------------------------------------------------------------------------------
    63          $100,000        $   --         $98,000       $100,000   $105,000  $100,000
    64            98,000            --          96,040        100,000    110,000   100,000
    65            96,040            --          94,119        100,000    115,000   100,000
    66            94,119            --          92,237        100,000    120,000   100,000
    67            92,237            --          90,392        100,000    125,000   100,000
    68            90,392            --          88,584        100,000    130,000   100,000
    69            88,584            --          86,813        100,000    135,000   100,000
    70            86,813         8,400          76,676        100,000    140,000    91,600
    71            76,676         8,400          66,743        100,000    140,000    83,200
    72            66,743         8,400          57,008        100,000    140,000    74,800
    73            57,008         8,400          47,468        100,000    140,000    66,400
    74            47,468         8,400          38,088        100,000    140,000    58,000
    75            38,088         8,400          28,897        100,000    140,000    49,600
    76            28,897         8,400          19,889        100,000    140,000    41,200
    77            19,889         8,400          11,061        100,000    140,000    32,800
    78            11,061         8,400           2,410        100,000    140,000    24,400
    79             2,410         8,400              --        100,000    140,000    16,000
    80                --         8,400              --        100,000    140,000     7,600
    81                --         8,400              --        100,000    140,000        --
    82                --         8,400              --        100,000    140,000        --
    83                --         8,400              --        100,000    140,000        --
    84                --         8,400              --        100,000    140,000        --
    85                --         8,400              --        100,000    140,000        --
    86                --         8,400              --        100,000    140,000        --
    87                --         8,400              --        100,000    140,000        --
    88                --         8,400              --        100,000    140,000        --
    89                --         8,400              --        100,000    140,000        --
    90                --         8,400              --        100,000    140,000        --
--------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (5) the Roll-Up Value increases for 5 years;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.


                                                                                      Rider
                              Withdrawals                  Withdrawal    Roll-Up      Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    78          $100,000        $   --        $98,000       $100,000    $105,000    $100,000
    79            98,000            --         96,040        100,000     110,000     100,000
    80            96,040            --         94,119        100,000     115,000     100,000
    81            94,119            --         92,237        100,000     120,000     100,000
    82            92,237         8,750         81,642        100,000     125,000      91,250
    83            81,642         8,750         71,259        100,000     125,000      82,500
    84            71,259         8,750         61,084        100,000     125,000      73,750
    85            61,084         8,750         51,112        100,000     125,000      65,000
    86            51,112         8,750         41,340        100,000     125,000      56,250
    87            41,340         8,750         31,733        100,000     125,000      47,500
    88            31,733         8,750         22,319        100,000     125,000      38,750
    89            22,319         8,750         13,092        100,000     125,000      30,000
    90            13,092         8,750          4,050        100,000     125,000      21,250
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the Roll-Up Value increases for 1 year;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (8) the Withdrawal Base is systematically reset annually on the contract anniversary; and

   (9) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal    Roll-Up   Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    66          $100,000        $5,775        $102,225      $100,000    $105,000    $102,225
    67           102,225         5,775         104,628       102,225     105,000     104,628
    68           104,628         5,775         107,223       104,628     105,000     107,223
    69           107,223         5,897         109,904       107,223     105,000     109,904
    70           109,904         6,045         112,651       109,904     105,000     112,651
    71           112,651         6,196         115,468       112,651     105,000     115,468
    72           115,468         6,351         118,354       115,468     105,000     118,354
    73           118,354         6,509         121,313       118,354     105,000     121,313
    74           121,313         6,672         124,346       121,313     105,000     124,346
    75           124,346         6,839         127,455       124,346     105,000     127,455
    76           127,455         7,010         130,641       127,455     105,000     130,641
    77           130,641         7,185         133,907       130,641     105,000     133,907
    78           133,907         7,365         137,255       133,907     105,000     137,255
    79           137,255         7,549         140,686       137,255     105,000     140,686
    80           140,686         7,738         144,203       140,686     105,000     144,203
    81           144,203         7,931         147,808       144,203     105,000     147,808
    82           147,808         8,129         151,504       147,808     105,000     151,504
    83           151,504         8,333         155,291       151,504     105,000     155,291
    84           155,291         8,541         159,174       155,291     105,000     159,174
    85           159,174         8,755         163,153       159,174     105,000     163,153
    86           163,153         8,973         167,232       163,153     105,000     167,232
    87           167,232         9,198         171,412       167,232     105,000     171,412
    88           171,412         9,428         175,698       171,412     105,000     175,698
    89           175,698         9,663         180,090       175,698     105,000     180,090
    90           180,090         9,905         184,592       180,090     105,000     184,592
----------------------------------------------------------------------------------------------

Lifetime Income Plus

For contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications.

The disclosure for Lifetime Income Plus in this section applies to contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications. For contracts issued prior to that date, please see the disclosure for Lifetime Income Plus in the following section.


Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.


Lifetime Income Plus provides guaranteed withdrawals for the life of the Annuitant(s), at least equal to purchase payments, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and


  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;


then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.


Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:


   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.


Withdrawal Base. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.


Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the purchase payment, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, since the Withdrawal Base would not be adjusted for such subsequent purchase payments, you would not be guaranteed to be eligible to make withdrawals from your contract over a period of time at least equal to the amount of such purchase payments. In addition, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.


You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election at our Home Office in a form acceptable to us.


We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

Reset. For contracts issued on or after November 6, 2006. If all of the Annuitants are age 50 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

For contracts issued prior to November 6, 2006. If all of the Annuitants are age 50 through 59, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

If you do reset your Withdrawal Base, as of that date, we will:

  .  reset the Withdrawal Base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

         -------------------------------------------------------------
               Restore Provision               Reset Provision
         -------------------------------------------------------------
         You may restore on a contract  You may reset on a contract
         anniversary once during the    anniversary periodically
         life of this rider.            after your Benefit Date.
         -------------------------------------------------------------
         You must allocate all assets   You must allocate all assets
         to the prescribed Investment   to the prescribed Investment
         Strategy in effect as of the   Strategy available as of the
         last Benefit Date prior to     date of the reset.
         the reduction in benefits.
         -------------------------------------------------------------
         Your rider charge assessed     Your rider charge may
         will remain the same as the    increase, not to exceed an
         charge that was in effect as   annualized rate of 2.00% of
         of your last Benefit Date      assets in the Separate
         prior to the reduction in      Account, calculated on a
         benefits.                      daily basis.
         -------------------------------------------------------------
         Your Withdrawal Base will be   Your Withdrawal Base will be
         the lesser of the current      reset to equal your Contract
         Contract Value and your prior  Value as of the date you
         Withdrawal Base.               reset your benefit.
         -------------------------------------------------------------
         The Withdrawal Factor will be  The Withdrawal Factor will be
         restored to 100% of the        reset to 100% of the original
         original age Withdrawal        age Withdrawal Factor.
         Factor.
         -------------------------------------------------------------
         The Rider Death Benefit will   The Rider Death Benefit will
         be the lesser of Contract      be the lesser of Contract
         Value and total purchase       Value and total purchase
         payments less Gross            payments less Gross
         Withdrawals.                   Withdrawals.
         -------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of your Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

You may not use the restore or reset provision if any Annuitant is older than age 85 on the contract anniversary. We reserve the right to limit the restoration date to a contract anniversary on or after three complete years from the Benefit Date.

Systematic Resets. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By

"available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date); and
(iii) if your contract restricts resets to a frequency of three years, you will not be able to again reset your benefit for three years. Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.


If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.


If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event or if your Contract Value becomes zero, your contract and all riders and endorsements, including this rider, will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the last death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under the supplemental contract. The Rider Death Benefit will be reduced by each payment made under the supplemental contract. The Rider Death Benefit, if any, will be payable on the last death of an Annuitant.

Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Considerations. While the rider is designed to provide life-time withdrawal benefits and the return of purchase payments, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract. There can be no assurance that you will receive more than a return of purchase payments.

When the Rider is Effective


Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.


At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant.

  .  You may name only your spouse as a joint owner.

  . If there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Death Provisions

At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how Lifetime Income Plus works based on hypothetical values. It is not intended to depict investment performance of the contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;


   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;


   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.


                         Withdrawals                  Withdrawal  Rider Death
       Contract Value -    Taken -   Contract Value -   Base -     Benefit -
   Age Beginning of Year End of Year   End of Year    End of Year End of Year
   --------------------------------------------------------------------------
   65      $100,000        $5,500        $92,500       $100,000     $94,500
   66        92,500         5,500         85,150        100,000      89,000
   67        85,150         5,500         77,947        100,000      83,500
   68        77,947         5,500         70,888        100,000      78,000
   69        70,888         5,500         63,970        100,000      72,500
   70        63,970         5,500         57,191        100,000      67,000
   71        57,191         5,500         50,547        100,000      61,500
   72        50,547         5,500         44,036        100,000      56,000
   73        44,036         5,500         37,625        100,000      50,500
   74        37,625         5,500         31,343        100,000      45,000
   75        31,343         5,500         25,186        100,000      39,500
   76        25,186         5,500         19,152        100,000      34,000
   77        19,152         5,500         13,239        100,000      28,500
   78        13,239         5,500          7,444        100,000      23,000
   79         7,444         5,500          1,766        100,000      17,500
   80         1,766         5,500             --        100,000      12,000
   81            --         5,500             --        100,000       6,500
   82            --         5,500             --        100,000       1,000
   83            --         5,500             --        100,000          --
   84            --         5,500             --        100,000          --
   85            --         5,500             --        100,000          --
   86            --         5,500             --        100,000          --
   87            --         5,500             --        100,000          --
   88            --         5,500             --        100,000          --
   89            --         5,500             --        100,000          --
   --------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;



   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base every contract anniversary; and

   (8) the owner dies upon reaching age 90.



                      Withdrawals                     Withdrawal     Rider Death
    Contract Value -    Taken -   Contract Value -      Base -        Benefit -
Age Beginning of Year End of Year   End of Year    Beginning of Year End of Year
--------------------------------------------------------------------------------
65      $100,000        $5,500        $102,500         $100,000        $94,500
66       102,500         5,638         105,063          102,500         88,863
67       105,063         5,778         107,689          105,063         83,084
68       107,689         5,923         110,381          107,689         77,161
69       110,381         6,071         113,141          110,381         71,090
70       113,141         6,223         115,969          113,141         64,867
71       115,969         6,378         118,869          115,969         58,489
72       118,869         6,538         121,840          118,869         51,951
73       121,840         6,701         124,886          121,840         45,250
74       124,886         6,869         128,008          124,886         38,381
75       128,008         7,040         131,209          128,008         31,341
76       131,209         7,216         134,489          131,209         24,124
77       134,489         7,397         137,851          134,489         16,728
78       137,851         7,582         141,297          137,851          9,146
79       141,297         7,771         144,830          141,297          1,374
80       144,830         7,966         148,451          144,830             --
81       148,451         8,165         152,162          148,451             --
82       152,162         8,369         155,966          152,162             --
83       155,966         8,578         159,865          155,966             --
84       159,865         8,793         163,862          159,865             --
85       163,862         9,012         167,958          163,862             --
86       167,958         9,238         172,157          167,958             --
87       172,157         9,469         176,461          172,157             --
88       176,461         9,705         180,873          176,461             --
89       180,873         9,948         185,394          180,873             --
--------------------------------------------------------------------------------

Lifetime Income Plus

For contracts issued prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications.

The disclosure for Lifetime Income Plus in this section applies to contracts issued prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications. For contracts issued after that date, please see the disclosure for Lifetime Income Plus in the previous section.


Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.


Lifetime Income Plus provides guaranteed withdrawals until the first death of an Annuitant, at least equal to purchase payments, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and


  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;


then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the first death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.


Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:


   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.


Withdrawal Base. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal or the Valuation Day when the Contract Value is reduced to zero. Age will be determined as of the later of the Contract Date and the previous contract anniversary.


Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received (see "Purchase Payments" below). Your Withdrawal Base can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

Death Provisions Under Lifetime Income Plus. This rider provides a death benefit equal to purchase payments, minus Gross Withdrawals (the "Rider Death Benefit"). At the death of any Annuitant, a death benefit is payable under the contract. The death benefit payable is the greatest of (a), (b), and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Rider Death Benefit;

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid in accordance with the distribution rules under the contract. (See the "Distribution Rules When Death Occurs Before Income Payments Begin" in this prospectus.)

If the designated beneficiary is a surviving spouse whose age is at least 60 and not more than 85 on the date of the death of the first Annuitant, and such spouse elects to continue the contract as the new owner, this rider will continue. As of the first Valuation Day on which we have receipt of due proof of death and all required forms at our Home Office, the Withdrawal Base for the new owner will be the equal to the death benefit as calculated in the paragraph above.

The new Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the surviving spouse cannot or does not, continue the rider, or if the designated beneficiary is not a spouse, the rider and the rider charge will terminate on the next contract anniversary.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit.

Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

If you have not allocated assets to a prescribed Investment Strategy, which consequently caused a reduction in your Withdrawal Factor and Rider Death Benefit and then you make a subsequent purchase payment, only 50% of the subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit.

Important Note. We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, since the Withdrawal Base would not be adjusted for such subsequent purchase payments, you would not be guaranteed to be eligible to make withdrawals from your contract over a period of time at least equal to the amount of such purchase payments. In addition, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

Restoration or Reset of the Benefit. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

You may also reset your Withdrawal Base to the Contract Value as of the contract anniversary, at least three years after your Benefit Date. We may assess an increased charge, not to exceed an annualized rate of 2.00% of your assets in the Separate Account.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

         -------------------------------------------------------------
               Restore Provision               Reset Provision
         -------------------------------------------------------------
         May only be restored one time  May be reset on any contract
         and must be restored on a      anniversary at least three
         contract anniversary           years after your Benefit Date
         -------------------------------------------------------------
         You must allocate all assets   You must allocate all assets
         to the prescribed Investment   to the prescribed Investment
         Strategy in effect as of the   Strategy available as of the
         last Benefit Date prior to     date of the reset
         the reduction in benefits
         -------------------------------------------------------------
         Your rider charge assessed     Your rider charge may
         will remain the same as the    increase, not to exceed an
         charge that was in effect as   annualized rate of 2.00% of
         of your last Benefit Date      assets in the Separate
         prior to the reduction in      Account, calculated on a
         benefits                       daily basis
         -------------------------------------------------------------
         Your Withdrawal Base will be   Your Withdrawal Base will be
         the lesser of the current      reset to equal your Contract
         Contract Value and your prior  Value as of the date you
         Withdrawal Base                reset your benefit
         -------------------------------------------------------------
         The Withdrawal Factor will be  The Withdrawal Factor will be
         restored to 100% of the        reset to 100% of the original
         original age Withdrawal Factor age Withdrawal Factor
         -------------------------------------------------------------
         The Rider Death Benefit will   The Rider Death Benefit will
         be the lesser of Contract      be the lesser of Contract
         Value and total purchase       Value and total purchase
         payments, less Gross           payments, less Gross
         Withdrawals                    Withdrawals
         -------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of a new Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit only once during the life of your contract.

You may not use the restore or reset provision if any Annuitant is age 86 or older on the contract anniversary prior to the receipt of that request. We reserve the right to limit the next available restoration date to a contract anniversary on or after three complete years from the Benefit Date.

Systematic Resets. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date); and
(iii) you will not be able to again reset your benefit for three years. Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.

Withdrawals. If a Gross Withdrawal, plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.


If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.


The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event your contract, all riders and endorsements, including this rider, will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the first death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100.

Considerations. While the rider is designed to provide life-time withdrawal benefits and the return of purchase payments, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract. There can be no assurance that you will receive more than a return of purchase payments.

When the Rider is Effective


Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.


At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Spousal Continuation

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the Contract Value as of the prior contract anniversary) until the Contract Value reduces below $1,000, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                         Withdrawals                  Withdrawal  Rider Death
       Contract Value -    Taken -   Contract Value -   Base -     Benefit -
   Age Beginning of Year End of Year   End of Year    End of Year End of Year
   --------------------------------------------------------------------------
   65      $100,000        $5,000        $93,000       $100,000     $95,000
   66        93,000         5,000         86,140        100,000      90,000
   67        86,140         5,000         79,417        100,000      85,000
   68        79,417         5,000         72,829        100,000      80,000
   69        72,829         5,000         66,372        100,000      75,000
   70        66,372         5,000         60,045        100,000      70,000
   71        60,045         5,000         53,844        100,000      65,000
   72        53,844         5,000         47,767        100,000      60,000
   73        47,767         5,000         41,812        100,000      55,000
   74        41,812         5,000         35,945        100,000      50,000
   75        35,945         5,000         30,197        100,000      45,000
   76        30,197         5,000         24,563        100,000      40,000
   77        24,563         5,000         19,041        100,000      35,000
   78        19,041         5,000         13,631        100,000      30,000
   79        13,631         5,000          8,328        100,000      25,000
   80         8,328         5,000          3,131        100,000      20,000
   81         3,131         5,000             --        100,000      15,000
   82            --         5,000             --        100,000      10,000
   83            --         5,000             --        100,000       5,000
   84            --         5,000             --        100,000          --
   85            --         5,000             --        100,000          --
   86            --         5,000             --        100,000          --
   87            --         5,000             --        100,000          --
   88            --         5,000             --        100,000          --
   89            --         5,000             --        100,000          --
   --------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the Contract Value as of the prior contract anniversary) for the rest of the owner's life;

   (7) the owner dies upon reaching age 90; and

   (8) the Withdrawal Base is reset every three contract anniversaries.


                         Withdrawals                  Withdrawal  Rider Death
       Contract Value -    Taken -   Contract Value -   Base -     Benefit -
   Age Beginning of Year End of Year   End of Year    End of Year End of Year
   --------------------------------------------------------------------------
   65      $100,000        $ 5,000       $103,000      $100,000     $95,000
   66       103,000          5,150        106,090       100,000      89,850
   67       106,090          5,305        109,273       100,000      84,546
   68       109,273          5,464        112,551       109,273      79,082
   69       112,551          5,628        115,927       109,273      73,454
   70       115,927          5,796        119,405       109,273      67,658
   71       119,405          5,970        122,987       119,405      61,688
   72       122,987          6,149        126,677       119,405      55,538
   73       126,677          6,334        130,477       119,405      49,204
   74       130,477          6,524        134,392       130,477      42,681
   75       134,392          6,720        138,423       130,477      35,961
   76       138,423          6,921        142,576       130,477      29,040
   77       142,576          7,129        146,853       142,576      21,911
   78       146,853          7,343        151,259       142,576      14,568
   79       151,259          7,563        155,797       142,576       7,005
   80       155,797          7,790        160,471       155,797          --
   81       160,471          8,024        165,285       155,797          --
   82       165,285          8,264        170,243       155,797          --
   83       170,243          8,512        175,351       170,243          --
   84       175,351          8,768        180,611       170,243          --
   85       180,611          9,031        186,029       170,243          --
   86       186,029          9,301        191,610       186,029          --
   87       191,610          9,581        197,359       186,029          --
   88       197,359          9,868        203,279       186,029          --
   89       203,279         10,164        209,378       203,279          --
   --------------------------------------------------------------------------

Guaranteed Withdrawal Advantage

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

The Guaranteed Withdrawal Advantage provides a guaranteed return of purchase payments through a series of withdrawals, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and


  . limit total Gross Withdrawals in each Benefit Year to an amount less than or equal to the Withdrawal Limit;


you will be eligible to receive total Gross Withdrawals at least equal to your protected amount, even if your Contract Value reduces to zero.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.


Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is equal to (a) multiplied by (b), where:


   (a) is the protected amount; and

   (b) is the Withdrawal Factor for the wait period.

The wait period is the number of completed months from the later of the Benefit Date and the Valuation Day of the most recent purchase payment to the Valuation Day of the first withdrawal after that date.


Protected Amount. Your protected amount is used to calculate the Withdrawal Limit, which is the total amount you may withdraw in a Benefit Year without reducing the benefits provided under this rider. Your initial protected amount equals purchase payments applied to the contract on the Contract Date. The protected amount does not change unless:


  .  an additional purchase payment is applied to your protected amount; or

  .  you elect to reset the protected amount.

Your protected amount can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

Your initial remaining amount is equal to your initial protected amount.

Subsequent Purchase Payments. Any additional purchase payment applied to your contract will adjust your protected amount and remaining amount. If you have allocated assets in accordance with the prescribed Investment Strategy since the Benefit Date, the protected amount and remaining amount will be increased by the subsequent purchase payment. Otherwise, both the protected amount and the remaining amount will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust protected amounts and remaining amounts for any additional purchase payments. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by the Guaranteed Minimum Withdrawal Benefit Rider that would be associated with such additional purchase payments. For example, since your protected amount and remaining amount would not be adjusted for such subsequent purchase payments, you would not be guaranteed to be eligible to make withdrawals from your contract over a period of time at least equal to the amount of such purchase payments. In addition, if you make purchase payments that are not included in the calculation of your protected amount and remaining amount, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under the Guaranteed Minimum Withdrawal Benefit Rider, because it is less likely that your Contract Value will be less than the protected amount or remaining amount, as the case may be. Before making purchase payments that do not increase the protected amount and remaining amount, you should consider that: (i) the guaranteed amounts provided by the protected amount and remaining amount will not include such purchase payments;
(ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the protected amount and remaining amount.


Reset. On any monthly anniversary after five complete years from your Benefit Date, you may elect to reset your benefit and to participate in the Investment Strategy available at that time, provided we receive written notice of your election at our Home Office. If you do, we will as of that reset date:


  .  reset the protected amount and remaining amount to equal your Contract
     Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

We reserve the right to limit the next available reset date to an anniversary on or after five complete years from the Benefit Date.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the remaining amount is reduced by the Gross Withdrawal.

If a Gross Withdrawal, plus all prior Gross Withdrawals in a Benefit Year, is in excess of the Withdrawal Limit, your remaining amount is reduced, causing a reduction in your total benefits provided under this rider. The new remaining amount equals the lesser of (a) and (b), where:

   (a) is the Contract Value after the Gross Withdrawal; and

   (b) is the prior remaining amount less the Gross Withdrawal.


If the total Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.


Reduction in Contract Value. Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, your contract and any other riders and endorsements will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greater of the remaining amount or Contract Value in a lump sum.

  . If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until you have received the greater of the remaining amount or Contract Value as determined on the Valuation Day the supplemental contract was issued. We will make payments monthly unless agreed otherwise. If the monthly amount is less than $100, we will reduce the frequency so that the payment received will be at least $100.

Considerations. While the rider is designed to provide the return of purchase payments, this benefit is only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract. There can be no assurance that you will receive more than a return of purchase payments.

When the Rider is Effective


Guaranteed Withdrawal Advantage must be elected at application. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.


Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Spousal Continuation

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how the Guaranteed Minimum Withdrawal Benefit Rider works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The first example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes withdrawals equal to the Withdrawal Limit (which is $7,000, or 7% of the protected amount) beginning in each Benefit Year until the remaining amount is exhausted.

                      Withdrawals
    Contract Value -    Taken -   Contract Value -   Protected    Remaining
    Beginning of Year End of Year   End of Year       Amount       Amount
    -----------------------------------------------------------------------
        $100,000        $7,000        $91,000         $100,000    $ 93,000
          91,000         7,000         82,180                       86,000
          82,180         7,000         73,536                       79,000
          73,536         7,000         65,066                       72,000
          65,066         7,000         56,764                       65,000
          56,764         7,000         48,629                       58,000
          48,629         7,000         40,656                       51,000
          40,656         7,000         32,813                       44,000
          32,813         7,000         25,127                       37,000
          25,127         7,000         17,595                       30,000
          17,595         7,000         10,213                       23,000
          10,213         7,000          2,978                       16,000
           2,978         7,000             --                        9,000
             --          7,000             --                        2,000
             --          2,000             --                           --
                                                   Total Received $100,000
    -----------------------------------------------------------------------

This next example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes no withdrawals in the first five Benefit Years and then takes withdrawals equal to the Withdrawal Limit (which is $10,000, or 10% of the protected amount) beginning in the sixth Benefit Year until the remaining amount is exhausted.

                      Withdrawals
    Contract Value -    Taken -   Contract Value -   Protected    Remaining
    Beginning of Year End of Year   End of Year       Amount       Amount
    -----------------------------------------------------------------------
        $100,000             --       $98,000         $100,000    $100,000
          98,000             --        96,040                      100,000
          96,040             --        94,119                      100,000
          94,119             --        92,237                      100,000
          92,237             --        90,392                      100,000
          90,392        $10,000        78,584                       90,000
          78,584         10,000        67,013                       80,000
          67,013         10,000        55,672                       70,000
          55,672         10,000        44,559                       60,000
          44,559         10,000        33,638                       50,000
          33,638         10,000        22,935                       40,000
          22,935         10,000        12,446                       30,000
          12,446         10,000         2,167                       20,000
           2,167         10,000            --                       10,000
             --          10,000            --                           --
                                                   Total Received $100,000
    -----------------------------------------------------------------------

Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options


In order to receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. Except for Lifetime Income Plus 2008, if you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. The Investment Strategy for Lifetime Income Plus 2008 is discussed above in the "Lifetime Income Plus 2008" provision of this prospectus.


Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy and the guaranteed amount available for withdrawal will be reduced by 50%, resulting in a reduction in your benefit. You may reset your benefit on the next available reset date as described in the "Restoration or Reset of the Benefit" provision for the applicable Guaranteed Minimum Withdrawal Benefit Rider Option.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;


       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- Balanced Portfolio -- Service Class 2;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;


       Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares;


       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;


       Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;


       OR

   (2) owners may allocate assets to Asset Allocation Model C.


Effective May 1, 2008, shares of the XTF Advisors Trust --ETF 60 Portfolio are no longer available under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of the Portfolio are also unavailable under your Investment Strategy. We have removed the Portfolio as a Designated Subaccount in the Investment Strategy. Because this change may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to the Portfolio will be considered not in good order.


Annuity Cross Funding Program

The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

This section of the prospectus describes a program that may permit you (if you are eligible) to purchase this contract and use it to make payments to a Scheduled Purchase Payment Variable Deferred Annuity issued by Genworth Life and Annuity Insurance Company. We refer to the program as the "Annuity Cross Funding Program" because you systematically withdraw amounts from this annuity contract (referred to as the "Funding Annuity") to make payments to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

What is the Annuity Cross Funding Program? Subject to our prior approval, you may arrange to take Systematic Withdrawals and immediately allocate that withdrawal to the Scheduled Purchase Payment Variable Deferred Annuity Contract issued by us. We will not assess surrender charges on withdrawals that are allocated to the Scheduled Purchase Payment Variable Deferred Annuity as part of the Annuity Cross Funding Program, however, such withdrawals will reduce proportionally any death benefit available. See the "Death Benefit" provision. Systematic Withdrawals that are used in conjunction with the Annuity Cross Funding Program do not count toward the limit that you may withdraw in any contract year pursuant to your free withdrawal privilege.

How does the Annuity Cross Funding Program work? To participate in the Annuity Cross Funding Program, you must satisfy certain eligibility requirements and receive our prior approval. This contract, as the Funding Annuity, must be issued on the same date as the Scheduled Purchase Payment Variable Deferred Annuity and have the same Annuity Commencement Date.

There is no charge for participating in the Annuity Cross Funding Program. The Annuity Cross Funding Program will terminate automatically when the Systematic Withdrawals from this Funding Annuity cause the Contract Value in this Funding Annuity to be less than $100. You may discontinue the Annuity Cross Funding Program at any time by notifying us in writing at our Home Office. Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under the Scheduled Purchase Payment Variable Deferred Annuity if the scheduled purchase payments are not completed under the terms of that contract. Once you discontinue participation in the Annuity Cross Funding Program, you may not reinstate it. The actual performance of this Funding Annuity may directly affect the amount of purchase payments that must be allocated to this Funding Annuity in order to make all required Scheduled Installments for the Scheduled Purchase Payment Variable Deferred Annuity Contract. If the Subaccounts of the Funding Annuity in which you have allocated assets do not perform as anticipated, it may be necessary to make additional purchase payments to either this Funding Annuity or to the Scheduled Purchase Payment Variable Deferred Annuity so that you do not lose your right to Guaranteed Minimum Income Payments under the Scheduled Purchase Payment Variable Deferred Annuity Contract.

The Scheduled Purchase Payment Variable Deferred Annuity is offered by a separate prospectus. Only variable annuity contracts issued by us, or one of our affiliated companies, and offered for use in an approved Annuity Cross Funding Program could be purchased as a Funding Annuity. The Scheduled Purchase Payment Variable Deferred Annuity Contract is not offered by this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity Contract is offered only by the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contract.

Annuity Cross Funding Program -- tax treatment of the annuity contracts. Under an Annuity Cross Funding Program we will treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity contract as non-taxable transfers within a single annuity contract for Federal tax purposes only if this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity as non-taxable transfers within a single annuity contract for Federal tax purposes may be adversely affected if certain changes are made to either contract after issue. Changing the Annuity Commencement Date for this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity once a Cross Funding Program has begun may have adverse tax consequences, and you should consult a tax adviser before making any such change. In addition, changing the Annuity Commencement Date on this Funding Annuity may cause you to lose your rights to guaranteed minimum income payments under the terms of the Scheduled Purchase Payment Variable Deferred Annuity contract.

Both contracts must have the same owner, joint owner if any, Annuitant, and Joint Annuitant, if any. The beneficiaries need not be the same. Changing any owner, any Annuitant, or beneficiary may have adverse tax consequences. You should consult a tax adviser before making such a change.

This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity we offer may also provide a return privilege. You may choose to return either this Funding Annuity, the Scheduled Purchase Payment Variable Deferred Annuity, or both contracts in accordance with the applicable return privilege. Returning either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity in accordance with the applicable return privilege without also returning the other contact may result in adverse tax consequences and you should consult a tax adviser before returning only one contract.

Transfers from the Scheduled Purchase Payment Variable Deferred Annuity to the Funding Annuity are not permitted. While surrender charges applicable to this Funding Annuity may decline over certain periods, amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity may be subject to surrender charges and/or a market value adjustment (which may be positive or negative) upon a partial withdrawal or surrender from the Scheduled Purchase Payment Variable Deferred Annuity. The surrender charge applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity may be higher than those applicable to such amounts had they remained invested in this Funding Annuity; market value adjustments applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity would not have been applicable to such amounts had they remained invested in this Funding Annuity.

If you request a partial withdrawal or surrender while participating in an Annuity Cross Funding Program, you must designate whether the partial withdrawal or surrender is to be made from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity. Surrender charges and any other applicable charges will be assessed according to the provisions of the contract from which the partial withdrawal or surrender is made and as disclosed in the prospectus for that contract. You should be aware that the tax treatment of partial withdrawals or surrenders from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract will be affected by partial withdrawals or surrenders as well as gains or losses with respect to the other contract. You should consult a tax adviser before requesting partial withdrawals or surrenders from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity while participating in an Annuity Cross Funding Program.

Death benefits will be calculated and paid separately in accordance with the provisions of this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity as the case may be, and as disclosed in the prospectus for the respective contract.

Income payments will be calculated and paid according to the provisions of this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity (including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity Contract will be aggregated and treated as one contract for purposes of the tax treatment of such annuity payments. You should consult a tax adviser before requesting annuity payments to start under this Funding Annuity and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract and before commuting any income payments before the payment date for such payment.

This discussion of the Annuity Cross Funding Program does not attempt to address the tax and other treatment of every transaction that could be effected under this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program. You should consult a tax adviser before you purchase this contract and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program.

DEATH OF OWNER AND/OR ANNUITANT

Distribution Provisions Upon Death of Owner or Joint Owner

In certain circumstances, Federal tax law requires that distributions be made under this contract. Except as described below in the "Distribution Rules" provision, a distribution is required upon the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant, if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.

If any owner or joint owner (who is not also an Annuitant or Joint Annuitant) dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day we have receipt of the request for surrender or choice of applicable payment option, due proof of death and any required forms at our Home Office.

Death Benefit at Death of Any Annuitant Before Annuity Commencement Date

If any Annuitant dies before income payments begin, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt at our Home Office of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Annual Step-Up Death Benefit Rider Option;

   (3) the 5% Rollup Death Benefit Rider Option;

   (4) the Earnings Protector Death Benefit Rider Option; and

   (5) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option.


We automatically provide the Basic Death Benefit to you. The death benefit rider options are available to you for an additional charge and must be elected at the time of application. The 5% Rollup Death Benefit Rider Option and the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option are not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008 at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008. You may elect the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, elect the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be elected with any other death benefit rider.


The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

Basic Death Benefit

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) purchase payments adjusted for any partial withdrawals and any applicable premium tax, calculated as of the Valuation Day we receive due proof of death and all required forms; and

   (b) the Contract Value on the Valuation Day we receive due proof of death and all required forms.

Partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduces the Contract Value.

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Please see Appendix A for an example of the Basic Death Benefit calculation.

Annual Step-Up Death Benefit Rider Option

The Annual Step-Up Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider Option described below.

The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age 80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium tax assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any applicable premium tax assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

5% Rollup Death Benefit Rider Option

The 5% Rollup Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the 5% Rollup Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the 5% Rollup Death Benefit Rider Option described below.

The 5% Rollup Death Benefit Rider Option is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

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The 5% Rollup Death Benefit on the Contract Date is the initial purchase payment. At the end of each Valuation Period after the Contract Date, the 5% Rollup Death Benefit is equal to the lesser of (a) and (b) where:

   (a) is 200% of purchase payments; and

   (b) is the Rollup Death Benefit at the end of the last Valuation Period increased by a daily interest factor, equivalent to a 5% annual effective interest rate, plus purchase payments made during the current Valuation Period and adjusted for any partial withdrawals taken and premium taxes paid during the current Valuation Period.

Partial withdrawals each contract year (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program), up to 5% of purchase payments, calculated at the time of the partial withdrawal, reduce the 5% Rollup Death Benefit by the same amount that the partial withdrawal, including any surrender charges and premium taxes paid, reduces the Contract Value. If partial withdrawals greater than 5% of purchase payments are taken in any contract year (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program), the 5% Rollup Death Benefit is reduced proportionally for that partial withdrawal and all future partial withdrawals by the same percentage that the partial withdrawal, including any surrender charges and premium tax paid, reduces the Contract Value.

Timing of partial withdrawals may have unintended consequences to your 5% Rollup Death Benefit. This benefit increases daily at a compounded rate of 5%. Because of this, any partial withdrawals in a contract year that exceed the accumulated rollup interest, up to an amount equal to 5% of purchase payments, will reduce the death benefit amount below the value at the start of that contract year.

You may only elect the 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. In addition, the 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the 5% Rollup Death Benefit Rider Option.

Earnings Protector Death Benefit Rider Option

The Earnings Protector Death Benefit Rider adds an extra feature to your death benefit. The Earnings Protector Death Benefit Rider is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The following is the Earnings Protector Death Benefit if all Annuitant(s) are age 70 or younger on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 40% of earnings which are defined as (a) minus (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid and not previously withdrawn.

The Earnings Protector Death Benefit cannot exceed 70% of purchase payments adjusted for partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable), are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

The following is the Earnings Protector Death Benefit if any Annuitant is older than age 70 on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 25% of earnings which are defined as (a) minus (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid and not previously withdrawn.

The Earnings Protector Death Benefit cannot exceed 40% of purchase payments paid as adjusted for partial withdrawals

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(including any partial withdrawals immediately allocated to a Scheduled
Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable), are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

Under both age scenarios listed above, partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Deferred Variable Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage) are taken first from gain and then from purchase payments made. For purposes of this rider, gain is calculated as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any partial withdrawals, excluding any surrender charges;

   (c) is the total of purchase payments paid; and

   (d) is the total of any gain previously withdrawn.

You may only elect the Earnings Protector Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while the contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Earnings Protector Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Earnings Protector Death Benefit Rider Option.

There are important things you should consider before you purchase the Earnings Protector Death Benefit Rider Option. These include:

  . The Earnings Protector Death Benefit Rider Option does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no additional amount being payable.

  . Once you elect the Earnings Protector Death Benefit Rider Option, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Earnings Protector Death Benefit Rider Option.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Earnings Protector Death Benefit Rider Option, as well as the other aspects of the contracts.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option combines the Greater of the Annual Step-Up and 5% Rollup Death Benefit Rider Option plus the Earnings Protector Death Benefit Rider Option. Under this rider option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greatest of:

  .  the Basic Death Benefit;

  .  the Annual Step-Up Death Benefit Rider Option described above; and

  .  the 5% Rollup Death Benefit Rider Option described above; plus

  .  the Earnings Protector Death Benefit Rider Option described above.

You may only elect the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. In addition, the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.70% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

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Termination of Death Benefit Rider Options When Contract Assigned or Sold

Your death benefit rider options will terminate in the event that you assign your contract, unless your contract is assigned pursuant to a court order.

How to Claim Proceeds and/or Death Benefit Payments

At the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant (if any owner or joint owner is a non-natural entity);

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary;

   (4) owner's or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below, or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted (unless the designated beneficiary is the spouse of the deceased and that spousal designated beneficiary has elected to continue the contract). Upon such notification of death, we will transfer all assets in the Separate Account to the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

In cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. At such time, once allocated their share of the proceeds, each designated beneficiary may elect to:

   (1) receive the proceeds in a lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amounts will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named or by the designated beneficiary or his or her estate if no person or entity is named);

   (3) elect Optional Payment Plan 1 or 2 as described in the Optional Payment Plans section. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy; or

   (4) if the designated beneficiary is the spouse of a decreased owner, he or she may continue the contract as stated in the "Distribution Rules" provision.


The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to


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receive the annual payment on the distribution date equal to the Minimum Annual
Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.


If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, proceeds will be paid over a period of five years following the date of death.

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Spendthrift Provision.  An owner may, by providing written notice to our Home
Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary cannot change the payment choice that the owner has selected. If the owner makes a payment choice for the surviving spouse, the spouse may not continue the contract in accordance with the "Distribution Rules" provision of the prospectus. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.


Distribution Rules

When Death Occurs Before the Annuity Commencement Date

The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules do not apply to Qualified Contracts and may not apply to contracts held by certain entities. Contracts that are not subject to these rules may be subject to other distribution rules, however. See the "Tax Matters" provision of this prospectus. If the sole designated beneficiary is the surviving spouse of the deceased owner, the surviving spouse may elect to continue the contract with the surviving spouse as the owner. If the deceased owner was also an Annuitant or Joint Annuitant, the surviving spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the surviving spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the surviving spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the surviving spouse is one of multiple designated beneficiaries, the surviving spouse may only continue the contract with the proportion allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the surviving spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. Instead, the proceeds from the contract must be distributed within five years of the date of death in accordance with payment choice 1 or 2, unless payment choice 3 is timely elected, in which case, payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

When Death Occurs On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

INCOME PAYMENTS

Income Payments and the Annuity Commencement Date

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. (If Guaranteed Income Advantage or Principal Protection Advantage is elected, income payments may begin on a different date under the terms of the rider. See the "Guaranteed Income Advantage" and "Principal Protection Advantage" provisions in this section.) The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued, unless you have elected Payment Optimizer Plus. If you have elected Payment Optimizer Plus, you may elect to receive income payments within the first year of the contract.

The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Home Office prior to the Annuity Commencement Date then in effect. If you change the

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Annuity Commencement Date, the Annuity Commencement Date will mean the new
Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance: (i) if Guaranteed Withdrawal Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; (ii) if Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008 applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for Life; (iii) if Guaranteed Income Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; or (iv) if one of the Payment Protection Rider Options applies, income payments will be made in the form of a Life Income. If, however, at the latest permitted Annuity Commencement Date these riders do not apply, income payments will be made in the form of a Life Income with a 10 Year Period Certain.


An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. Unless you have elected one of the Payment Protection Rider Options, we will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. If you elected one of the Payment Protection Rider Options, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum, in which case, we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract also provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

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We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans


The following Optional Payment Plans are available under the contract, unless you have fully annuitized under Guaranteed Income Advantage or one of the Payment Protection Rider Options:


   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned, but unpaid interest, in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.


   Optional Payment Plan 6 -- Fixed Income for Life. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008 has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.


If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under

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the corresponding fixed option. Payments under Optional Payment Plan 4
(Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If a request for redemption is received for Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.


If your contract is a Qualified Contract, Optional Payment Plans 2, 3, and 4 may not satisfy minimum required distribution rules. Consult a tax adviser before electing one of these options.


Variable Income Payments

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

If you have elected Payment Optimizer Plus, the assumed interest rate will be 4% and the assumed interest rate factor in (b) will equal .99989255 raised to a power equal to the number of days in the Valuation Period.

Transfers After the Annuity Commencement Date


If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect one of the Payment Protection Rider Options, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. Transfers may not be made if income payments are being received pursuant to the terms of Guaranteed Income Advantage. The transfer will be effective as of the end of the Valuation Period during which we receive the written transfer request at our Home Office. However, we reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least
1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.


We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

Guaranteed Income Advantage

Guaranteed Income Advantage provides a guaranteed income benefit that is based on the amount of assets you invest in the

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GIS Subaccount(s). Under the rider, you will receive a series of monthly income payments determined on the earlier of the date you designate payments from the GIS Subaccount(s) to begin (the "Income Start Date") or the date you annuitize the contract (the "Annuity Commencement Date"). Each series of monthly income payments is referred to as a segment. The guaranteed income benefit may be comprised of one or more segments. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each segment, will have a guaranteed income floor, and the guaranteed income floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. There is an extra charge for this rider.


You may not allocate purchase payments or assets in your contract directly to the GIS Subaccount(s). Payments to the GIS Subaccount(s) must be made through a series of scheduled transfers. As discussed in the "Scheduled Transfers" section below, for contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of their due date. In other words, for these contracts, you will have the ability to "pre-pay" transfers into the GIS Subaccount(s).

Guaranteed Income Advantage may not be available in all states or in all markets. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

Each segment has its own effective date, Income Start Date, series of scheduled transfers, monthly income plan and guaranteed annual income factor. If you wish to elect this rider, you must do so at the time of application. You may add additional segments on any contract monthly anniversary for a maximum of five segments, provided the Annuitant is age 70 or younger at the time the segment is elected. We reserve the right to allow additional segments in the future.

Scheduled Transfers

The first scheduled transfer is made to the GIS Subaccount(s) as of the effective date of the segment. Scheduled transfers if due will continue to be made on each monthly anniversary of that date until the earlier of the Income Start Date or the Annuity Commencement Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of the monthly anniversaries on which they become due. If any month ends before the monthly anniversary or on a day that is not a Valuation Day, the next Valuation Day will be treated as the monthly anniversary for that month.

Only scheduled transfers can be made into the GIS Subaccount(s). Purchase payments may not be made directly to the GIS Subaccount(s). Scheduled transfers are made first to the GIS Subaccount(s) of the segment that has been in effect for the longest period of time.

Scheduled transfers will first be made on a prorata basis from the Subaccounts to which you have allocated assets, excluding the GIS Subaccount(s). Scheduled transfers will then be made from any Guarantee Account to the extent that the value in the Subaccounts is insufficient to cover the scheduled transfer amount. Scheduled transfers from the Guarantee Account will be taken from amounts that have been in the Guarantee Account for the longest period of time.

There is a minimum scheduled transfer of $100. If amounts available for transfer on the date of the scheduled transfer are not enough to make the scheduled transfer, that scheduled transfer and any future scheduled transfers will not be made with respect to that segment. Your guaranteed income floor for that segment will be based upon scheduled transfers made to that date.

Withdrawals and Transfers

You may take a withdrawal or make transfers from the GIS Subaccount(s) at any time prior to the earlier of the Income Start Date or the Annuity Commencement Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Once you take a withdrawal or make a transfer from a segment, you will not be permitted to make any additional scheduled transfers to that segment. Your guaranteed income floor will be adjusted to reflect the amount withdrawn or transferred by using a recalculation of scheduled transfers made as described below. For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, after such withdrawal or transfer, the number of scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the number of scheduled transfers made prior to such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

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   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, after such withdrawals or transfer, the scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the scheduled transfers made prior to such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

Unless you instruct otherwise, withdrawals will first be deducted from the Subaccounts in which you have allocated assets, excluding the GIS Subaccount(s). These deductions will be taken on a prorata basis. Then withdrawals will be deducted from amounts allocated to the Guarantee Account for the longest period of time. Finally, withdrawals will be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

Transfers from the GIS Subaccount(s) will be subject to the provisions stated in the "Transfers" provision of this prospectus.

Monthly Income

You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option, you will lose the guaranteed income benefit for that segment.

On the Income Start Date, we will begin making monthly income payments in accordance with the monthly income plan chosen by you. The Income Start Date for the first segment is determined at application. The Income Start Date for each additional segment is determined at the time that segment is added to the contract. Once established, these Income Start Dates cannot be changed. For a single Annuitant, monthly income will be based on a Life Income with a 10 Year Period Certain plan. For Joint Annuitants, monthly income will be based on a Joint Life and Survivor Income with a 10 Year Period Certain plan. Different options may be elected prior to the effective date of the segment and must be approved by us. Please note that all Optional Payment Plans listed may not be available. See "Optional Payment Plans" in the "Income Payments" provision of this prospectus for additional information on available payment options.

Once monthly income payments begin, we will allocate payments to the investment options in which you have allocated assets at that time, excluding the GIS Subaccount(s), unless you choose to have monthly income payments made directly to you. Monthly income payments that are allocated to the investment options will not be subject to a contingent deferred sales charge if those payments are subsequently withdrawn or surrendered from the contract.

Monthly income is calculated as of the first Valuation Day of each annuity year. If the first day of the annuity year does not begin on a Valuation Day, payments will be calculated on the next succeeding Valuation Day. Monthly income from the segment will not change from month to month during an annuity year; however, if another segment begins monthly payments after payments have already begun from other segments, your total monthly payments may increase due to the fact payments are being made from multiple segments.

How Income Payments are Calculated

Initial Income Payment.   The initial annual income amount under any applicable
payment plan is calculated by taking (a) multiplied by (b), divided by (c), where:

   (a) is the annual income rate per $1,000 in the contract for the income payment plan elected and the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider as of the Income Start Date;

   (b) is the value in the applicable GIS Subaccount(s) as of the Income Start Date, less any applicable premium tax; and

   (c) is $1,000.

Income rates, for purposes of Guaranteed Income Advantage, are based on the Annuity 2000 Mortality Tables, using an assumed interest rate of 3.5%.

The initial monthly income is the greater of the level income amount and the guaranteed income floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b) multiplied by (c), where:

   (a) is the scheduled transfer;

   (b) is the guaranteed annual income factor divided by 12; and

   (c) is the number of scheduled transfers made, adjusted for withdrawals and transfers.

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For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b), where:

   (a) is the scheduled transfers made into the GIS Subaccount(s), adjusted for withdrawals and transfers; and

   (b) is the guaranteed annual income factor divided by 12.

Subsequent Income Payments.   Subsequent income payments are determined by
Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial amount.

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units is determined by dividing the dollar amount of the initial annual income amount by the Annuity Unit values as of the Income Start Date. Your number of Annuity Units under a particular segment remains fixed. The dollar amount of each subsequent annual income amount is determined by multiplying your number of Annuity Units by the Annuity Unit value as of the Valuation Day each annuity year begins.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units for each Subaccount is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the amounts from each Subaccount. The amount is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year begins.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed income floor when the level income amount is less than the guaranteed income floor. You will not receive monthly income above the guaranteed income floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed income floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed income floor minus 12 multiplied by the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount minus any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed income floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b) where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of transfers or payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you the value in the applicable GIS Subaccount as of the Income Start Date and that segment will terminate.

On the Annuity Commencement Date, no further scheduled transfers can be added to the GIS Subaccount(s). On this date, monthly income will be included as part of income payments in accordance with your income payment plan selected.

Death Provisions

The following provisions apply to any and all segments with regard to the death of any Annuitant.

Special Distribution Rules When Death Occurs Before Income Start Date and Annuity Commencement Date For a surviving spouse who is an Annuitant and a designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or the GE Investments Funds, Inc. -- Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

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   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit under the contract will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, including the GIS Subaccount(s), will be transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or the GE Investments Funds, Inc. -- Money Market Fund; and

      (b) all existing segments will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) we will allocate the death benefit under the contract on a prorata basis to the investment options in which assets are then allocated; and

      (b) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

Special Distribution Rules When Death Occurs On or After Income Start Date and Before Annuity Commencement Date If any Annuitant dies on the Income Start Date, the death benefit is reduced prorata by the same proportion that the value in the GIS Subaccount(s) is to the total Contract Value.

If any Annuitant dies after the Income Start Date but before the Annuity Commencement Date, proceeds will be paid under this rider, unless the surviving spouse continues the contract. The amount of proceeds payable under this rider will be the greater of (a) and (b), where:

   (a) is the commuted value of the remaining period certain of the guaranteed income floor; and

   (b) is the commuted value of the remaining period certain of the annual income amount.

Commuted values will be calculated at a rate not greater than 1% above the rate at which the payments and Annuity Units were calculated. We will calculate the commuted values on the date that we receive proof of death and all required forms at our Home Office.

For a surviving spouse who is an Annuitant and designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or the GE Investments Funds, Inc. --Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated including any rider segments that are in effect prior to the Income Start Date;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;

   (1) Upon notification of death;

      (a) all value of the Subaccounts will be transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or the GE Investments Funds, Inc. -- Money Market Fund; and

      (b) all existing segments not past the Income Start Date will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) any segment past its Income Start Date will continue any remaining period certain payments; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

The surviving spouse will become the named designated Annuitant.

Other Contract Charges

Any rider and contract charges not taken on a daily basis will first be deducted on a prorata basis from all Subaccounts, excluding the GIS Subaccount(s). If the assets in the Subaccounts are insufficient to cover the charges, the remaining amount will be deducted from any Guarantee Account. Deductions from the Guarantee Account will be taken first from the amounts that have been in the Guarantee Account for the longest period of time. For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted prorata from the GIS subaccount(s) in the oldest segment(s) that have not reached their Income Start Date(s). For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted from the GIS Subaccount(s) of the segments beginning with the segment that has been in effect for the shortest period of time and that has not reached its Income Start Date. For these contracts, except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Termination of Rider

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless the Annuitant and any Joint Annuitant are eligible to buy a segment on that date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless you are eligible to buy a segment on that date.

Ownership and Change of Ownership

On the date that the contract is assigned or sold, unless under an involuntary assignment effected by legal process, all amounts in the GIS Subaccount(s) will be transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or the GE Investments Funds, Inc. -- Money Market Fund.

If you marry after the Contract Date, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant;

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

Examples

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

   (5) the owner makes scheduled transfers of $800 at the first of every month (for a total of $9,600 per year) for 10 years; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

      Value of                           Value of                          Guaranteed
     Subaccounts            Value of       GIS                Value of GIS  Minimum
         at      Scheduled Subaccounts  Subaccount  Scheduled  Subaccount    Annual
      Beginning  Transfers   at End    at Beginning Transfers    at End     Payment
Year   of Year     Made      of Year     of Year      Made      of Year     Accrued
-------------------------------------------------------------------------------------
  1    $96,000    $9,600     $90,778     $      0    $9,600     $  9,849     $  956
  2     90,778     9,600      85,303        9,849     9,600       20,173      1,913
  3     85,303     9,600      79,565       20,173     9,600       30,995      2,869
  4     79,565     9,600      73,551       30,995     9,600       42,339      3,825
  5     73,551     9,600      67,247       42,339     9,600       54,230      4,781
  6     67,247     9,600      60,639       54,230     9,600       66,695      5,738
  7     60,639     9,600      53,712       66,695     9,600       79,761      6,694
  8     53,712     9,600      46,452       79,761     9,600       93,457      7,650
  9     46,452     9,600      38,841       93,457     9,600      107,814      8,606
 10     38,841     9,600      30,864      107,814     9,600      122,863      9,563
-------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    Adjustment
     Calculated Guaranteed Payment   Account
Year  Payment    Payment   to Owner  Balance
----------------------------------------------
 11   $ 9,436     $9,563   $ 9,563     $127
 12     9,557      9,563     9,563      132
 13     9,679      9,563     9,563       16
 14     9,803      9,563     9,787        0
 15     9,928      9,563     9,928        0
 16    10,055      9,563    10,055        0
 17    10,184      9,563    10,184        0
 18    10,314      9,563    10,314        0
 19    10,446      9,563    10,446        0
 20    10,579      9,563    10,579        0
----------------------------------------------

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the following example also applies:

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

   (5) the owner transfers the entire $96,000 into the GIS Subaccount at the beginning of year 1; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

      Value of                           Value of                          Guaranteed
     Subaccounts            Value of       GIS                Value of GIS  Minimum
         at      Scheduled Subaccounts  Subaccount  Scheduled  Subaccount    Annual
      Beginning  Transfers   at End    at Beginning Transfers    at End     Payment
Year   of Year     Made      of Year     of Year      Made      of Year     Accrued
-------------------------------------------------------------------------------------
  1    $96,000    $96,000      $0        $      0    $96,000    $100,630     $9,563
  2          0          0       0         100,630          0     105,484      9,563
  3          0          0       0         105,484          0     110,572      9,563
  4          0          0       0         110,572          0     115,905      9,563
  5          0          0       0         115,905          0     121,495      9,563
  6          0          0       0         121,495          0     127,355      9,563
  7          0          0       0         127,355          0     133,498      9,563
  8          0          0       0         133,498          0     139,937      9,563
  9          0          0       0         139,937          0     146,687      9,563
 10          0          0       0         146,687          0     153,762      9,563
-------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    Adjustment
     Calculated Guaranteed Payment   Account
Year  Payment    Payment   to Owner  Balance
----------------------------------------------
 11   $11,809     $9,563   $11,809      $0
 12    11,960      9,563    11,960       0
 13    12,113      9,563    12,113       0
 14    12,268      9,563    12,268       0
 15    12,425      9,563    12,425       0
 16    12,584      9,563    12,584       0
 17    12,745      9,563    12,745       0
 18    12,908      9,563    12,908       0
 19    13,073      9,563    13,073       0
 20    13,240      9,563    13,240       0
----------------------------------------------

Tax Treatment of Guaranteed Income Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, if you have elected to have monthly income payments paid to you and subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If you have elected to have monthly income payments paid to you, you should consult a tax adviser before changing that election.

Monthly income payments and other distributions you receive before the Annuity Commencement Date are subject to tax as partial withdrawals. If your contract is a Non-Qualified Contract, this means that you will pay tax at ordinary income tax rates on the amount you receive to the extent that your Contract Value before the monthly income payment exceeds your "investment in the contract," i.e., generally, the total of your purchase payments under the contract reduced by any amounts you previously received from the contract that you did not include in your income. (It is important to note that the taxation of each payment is determined based on the total Contract Value and total investment in the contract, not the value in a particular segment or the purchase payments that may be considered to have been allocated to that segment.) The Code imposes a higher rate of tax on ordinary income than it does on capital gains. Monthly income payments you receive before the Annuity Commencement Date may also be subject to a penalty tax equal to 10% of the amount of such payments that are included in you gross income.

Monthly income payments you receive on or after the Annuity Commencement Date will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Guaranteed Income Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the " Tax Matters" provision below.



Payment Protection Rider Options


We currently offer one Payment Protection Rider Option under this prospectus:
Payment Optimizer Plus. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007. These Payment Protection Rider Options are discussed in separate sections below. There is an extra charge for each of the Payment Protection Rider Options.


Payment Optimizer Plus

Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments determined on the Annuity Commencement Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. Under the rider, you also may request to terminate your contract and rider at any time after the Annuity Commencement Date and receive the commuted value of your income payments, minus a commutation charge, in a lump sum, so long as the termination is after the right to cancel period under your contract. These and other features of the rider are more fully discussed below.


Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.


This rider may not be available in all states or in all markets. We reserve the right to discontinue offering the rider at any time and for any reason. If you wish to elect this rider, you must do so at the time of application.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

If you have elected this rider, you may not allocate assets to the Guarantee Account for as long as this rider is in effect.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.


For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program. For more information about Asset Allocation Model C, the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, and the Defined Dollar Cost Averaging program, please see the "Subaccounts," "Asset Allocation Program" and "Defined Dollar Cost Averaging Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio.


Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Home Office at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;


       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;


       Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares;


       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

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



       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;


       Oppenheimer Variable Account Funds -- Oppenheimer Balanced
       Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;


       OR

   (2) owners may allocate assets to Asset Allocation Model C.


Effective May 1, 2008, shares of the XTF Advisors Trust -- ETF 60 Portfolio are no longer available under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of the Portfolio are also unavailable under your Investment Strategy. We have removed the Portfolio as a Designated Subaccount in the Investment Strategy. Because this change may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to the Portfolio will be considered not in good order.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program.


If, on the Annuity Commencement Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Annuity Commencement Date, this adjustment does not apply.


On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocations that comprises Asset Allocation Model C. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio.


We will not reduce your benefit base or income base if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base as of the prior Valuation Day.

Important Note. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Payment Optimizer Plus that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional purchase payments applied will increase the benefit base on the prior Valuation Day by 50% of the purchase payment.

We reserve the right to exclude additional purchase payments from being applied to the benefit base.

All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Annuity Commencement Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Annuity Commencement Date will be processed before benefit base is converted to income base.

Reset of Benefit Base.   If all of the Annuitants are ages 50 through 85, you
may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

    .  reset the benefit base to your Contract Value;

    . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

    .  reset the Investment Strategy to the current Investment Strategy.

You may not reset your benefit base after the Annuity Commencement Date. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base. Because the Annuity Commencement Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected Payment Optimizer Plus. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Systematic Resets. You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the benefit base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider whether it is in your best interest to elect to systematically reset your benefit base.

Monthly Income.   The Annuity Commencement Date under this rider may be any
Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Annuity Commencement Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Annuity Commencement Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Annuity Commencement Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Annuity Commencement Date or on the annual anniversary of the Annuity Commencement Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

How Income Payments are Calculated

Guaranteed Payment Floor.   The guaranteed payment floor is the guaranteed
amount of each monthly income. The guaranteed payment floor is equal to
(a) multiplied by (b) divided by (c), where:

   (a) is the income base;


   (b) is the guaranteed payment floor percentage for the attained age of the Annuitant for a single Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Annuity Commencement Date (as specified in the contract); and


   (c) is 12.

For purposes of this rider, the benefits under this rider, and the rider charge, once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.

Initial Monthly Income.   The initial monthly income is the greater of the
level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the income base as of the Annuity Commencement Date; and

   (b) is the Contract Value on the Valuation Day prior to the Annuity Commencement Date less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Annuity Commencement Date, and your Contract Value on the Annuity Commencement Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

Monthly Age Adjustment: The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, minus an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.


                           Year Payments Begin  Maximum
                           --------------------   Age
                           After    Prior To   Adjustment
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15

On the Annuity Commencement Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the contract will terminate on the Annuity Commencement Date.

Subsequent Monthly Income.   Subsequent annual income amounts are determined by
means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Annuity Commencement Date. The number will not change unless a transfer is made. The number of Annuity Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Annuity Commencement Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Annuity Commencement Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the

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


guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Annuity Commencement Date will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, minus 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was paid divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, plus 12 multiplied by the actual subsequent monthly income for the current annuity year, minus 12 multiplied by the subsequent level income amount for the current annuity year.

Commutation Provision

After the Annuity Commencement Date, you may request to terminate your contract and this rider. If the right to cancel period as defined under the contract has ended, you will receive the commuted value of your income payments in a lump sum, calculated as described below (the "commutation value"). After this lump sum payment, income payments will end.


Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.


Commutation Value: The commutation value will be the lesser of (a) and (b) but not less than zero, where:

   (a) is (i) minus (ii) minus (iii), where:

      (i) is the income base less any premium tax;

     (ii) the commutation charge; and

    (iii) is the sum of all monthly income paid;

   (b) is (i) minus (ii) minus (iii) plus (iv), where:

      (i) is the commutation base, which is described below, less any premium tax;

     (ii) is the commutation charge;

    (iii) is the adjustment account value; and

     (iv) is the level income amount multiplied by the number of months remaining in the current annuity year.

The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Commutation Base: On any day that is a Valuation Day, the commutation base in a Subaccount is determined by multiplying the number of commutation units in that Subaccount by the value of the commutation unit for that Subaccount. The commutation base is equal to the sum of the commutation base amounts for each Subaccount.

Commutation Units: On the Valuation Day prior to the Annuity Commencement Date, the commutation units in a Subaccount will be equal to the number of Accumulation Units for that Subaccount.

The number of commutation units is reduced at the beginning of each annuity year. The reduction for each Subaccount equals (a) divided by (b), where:

   (a) is the annual income amount for the Subaccount; and

   (b) is the value of the commutation unit for the Subaccount on the first Valuation Day of the annuity year.

Other events that will reduce the number of commutation units of a Subaccount are as follows:

   (1) transfers out of the Subaccount;

   (2) payment of commutation proceeds;

   (3) payment of death proceeds; and

   (4) deduction of applicable contract charges.

Commutation units are canceled as of the end of the Valuation Period in which we receive notice in a form acceptable to us regarding an event that reduces commutation units.

Transfers: When we perform Subaccount transfers after the Annuity Commencement Date, we will redeem the

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


commutation units from the current Subaccount and purchase commutation units from the new Subaccount. The commutation base on the date of the transfer will not be affected by the transfer. The number of commutation units added to the new Subaccount is (a) multiplied by (b), divided by (c), where:

   (a) is the number of commutation units transferred out of the current Subaccount;

   (b) is the value of a commutation unit of the current Subaccount; and

   (c) is the value of a commutation unit of the new Subaccount.

Value of Commutation Units: The initial value of a commutation unit for each Subaccount is the initial value of the Accumulation Unit for that Subaccount. Thereafter, the value of a commutation unit at the end of every Valuation Day is the value of the commutation unit at the end of the previous Valuation Day multiplied by the net investment factor, as described in the contract. The value of a commutation unit may change from one Valuation Period to the next.

Note on Calculation of Commutation Value. If you elect to terminate your contract and the rider and receive the commutation value, the commutation value is based on the commuted value of your income payments in a lump sum. The amount of income payments on which the commutation value is based on either (a) income base, which is a measure of purchase payments (and Contract Value, if there is a reset) applied under the contract, and is used to calculate the guaranteed payment floor; and (b) commutation base, which is a measure of Contract Value had the contract not been "annuitized," and reflects the effect of market performance. In addition, the commutation value reflects the deduction of any applicable commutation charge.

If you elect to terminate your contract after income payments have begun and receive the commutation value, you will receive the lesser of the adjusted income base and the adjusted commutation base (but not less than zero), as described in the calculation provided above. You should be aware that income base will not reflect any positive investment performance unless, on or before the Annuity Commencement Date, there was a reset of benefit base capturing such performance. As a result, the commutation value you receive will always be less than the income base (adjusted for any premium tax, commutation charge and monthly income paid) and will never reflect any of the positive investment performance experienced after a reset or after the Annuity Commencement Date. This rider is primarily designed to provide a guaranteed income payment with upside potential and, therefore, this rider may not make sense for you if you believe you may elect to terminate the contract and receive the commutation value after your contract has experienced positive investment performance. In addition, the total amount of commuted income payments you receive if you terminate the contract may be less than the total amount of income payments and additional death proceeds you would be guaranteed to receive if you did not terminate the contract.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When Death Occurs Before Monthly Income Starts   If
the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts If the last Annuitant dies after an Annuity Commencement Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

General Provisions

For purposes of this rider:

  . a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  . if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant -- at issue; and

  . If you marry after issue, but prior to the Annuity Commencement Date, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

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


Examples


The following examples show how Payment Optimizer Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.


The first examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the benefit base is reset on each contract anniversary;

   (6) the Annuity Commencement Date is the third contract anniversary;

   (7) the guaranteed payment floor percentage is 7%;

   (8) the 12 month, period certain, single payment immediate annuity rate is 0%; and

   (9) there is no premium tax.

On the Annuity Commencement Date, the income base is set equal to the benefit base.


                                                             Additional
                       Monthly                                 Death
                Annual  Level  Guaranteed                     Proceeds
        Annuity Income Income   Payment   Monthly Adjustment (Beginning
         Year   Amount Amount    Floor    Income   Account    of Year)
        ---------------------------------------------------------------
           1    $6,517  $543      $583     $583     $  483    $100,000
           2     6,266   522       583      583      1,217      93,000
           3     6,025   502       583      583      2,191      86,000
           4     5,794   483       583      583      3,398      79,000
           5     5,571   464       583      583      4,827      72,000
        ---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $100,000 x .06517 = $6,517). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $543 ($6,517 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($100,000 x .07) / 12 = $583). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $583 and $543. The additional death proceeds equal to the income base minus the sum of all monthly income paid.

This next examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 8%;

   (5) the benefit base is reset on the first contract anniversary;

   (6) the Contract Value at the end of the first contract year is $108,000;

   (7) the Annuity Commencement Date is the first contract anniversary;

   (8) the guaranteed payment floor percentage is 7%; and

   (9) there is no premium tax.


                                                 Income Base, Less
                                                    Commutation
                                                   Charge, Less
          Annual Monthly Commutation Adjustment   Monthly Income   Commutation
  Annuity Income Income    Base -     Account -    Paid - End of     Value -
   Year   Amount  Paid   End of Year End of Year       Year        End of Year
  ----------------------------------------------------------------------------
     1    $6,806 $7,560   $109,289     $  754         $94,440        $94,440
     2     7,068  7,560    110,399      1,246          86,880         86,880
     3     7,340  7,560    111,304      1,466          79,320         79,320
     4     7,622  7,560    111,977      1,404          72,760         72,760
     5     7,915  7,560    112,386      1,049          66,200         66,200
     6     8,220  7,560    112,500        389          62,640         62,640
  ----------------------------------------------------------------------------


The commutation base at the end of annuity year 1 (contract year 2) is determined by multiplying the Contract Value at the end of the first contract year less the annual income amount for annuity year 1 by 1.08 (($108,000 - $6,806) x 1.08 = $109,289). The commutation value at the end of annuity year 1 is equal to the lesser of (i) the income base, less the commutation charge, less monthly income paid ($108,000 - 6% x $100,000 - $7,560 = $94,440) and
(ii) the commutation base less the commutation charge, less the value of the adjustment account ($109,289 - 6% x $100,000 - $754 = $102,535). The commutation base at the end of annuity year 2 (contract year 3) is determined by multiplying the commutation base at the end of annuity year 1 less the annual income amount for annuity year 2 by 1.08 (($109,289 - $7,068) x 1.08 = $110,399).



Beginning in annuity year 6 (contract year 7), the contract has no surrender charge and, therefore, the commutation value is not reduced by a commutation charge. The commutation value at the end of annuity year 6 is $62,640, which is equal to the lesser of (i) the income base less monthly income paid ($108,000 - $45,360 = $62,640) and (ii) the commutation base less the value of the adjustment account ($112,500 - $389 = $112,111).


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


Principal Protection Advantage

Principal Protection Advantage provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments (a "Payment Protection Plan") determined on the date you elect to take such payments (the "Income Start Date"). If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each Payment Protection Plan, will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero.

Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. In addition, if you are taking income payments and still have Contract Value in the contract, you may have assets allocated to different Investment Strategies. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

At least 15 days prior to your next contract anniversary, you may elect to reset your benefit base, as described in the "Reset of Benefit Base" provision below, and to resume participation in the prescribed Investment Strategy available that time, provided we receive written notice of your election at our Home Office. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that contract anniversary. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.00%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:


       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;


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



       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;


       Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares;


       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;


       Oppenheimer Variable Account Funds -- Oppenheimer Balanced
       Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;


       OR

   (2) owners may allocate assets to Asset Allocation Model C.


Effective May 1, 2008, shares of the XTF Advisors Trust -- ETF 60 Portfolio are no longer available under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of the Portfolio are also unavailable under your Investment Strategy. We have removed the Portfolio as a Designated Subaccount in the Investment Strategy. Because this change may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to the Portfolio will be considered not in good order.


If, on the Income Start Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Income Start Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocations that comprises Asset Allocation Model C.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income for a Payment Protection Plan. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base on the prior Valuation Day.

Important Note. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Principal Protection Advantage that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Principal Protection Advantage, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this

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


rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset on your next contract anniversary, any additional purchase payments applied will be reduced by 50%, and then will be added to the benefit base on the prior Valuation Day. We reserve the right to exclude additional purchase payments from being applied to the benefit base.

All withdrawals, including any surrender charges and any premium tax assessed, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Income Start Date, benefit base is converted to income base. Any withdrawal that occurs on the Income Start Date will be processed before benefit base is converted to income base. If the portion of Contract Value applied to a Payment Protection Plan to provide for monthly income (the "Income Start Value") is equal to the total Contract Value, 100% of the benefit base is converted into income base. Otherwise only a portion of the benefit base is converted to income base. The new benefit base is equal to (a) multiplied by
(b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any partial withdrawals;

   (b) is the Contract Value following the conversion; and

   (c) is the Contract Value before the conversion.

The income base allocated to each Payment Protection Plan is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for partial withdrawals;

   (b) is the Income Start Value; and

   (c) is the Contract Value before the conversion of benefit base to income base.

Reset of Benefit Base. You may choose to reset your benefit base on any contract anniversary. If you do, as of that date (or if that date occurs on a day that is not a Valuation Day, on the next Valuation Day), we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, is guaranteed never to exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

You must wait at least 36 months after the last of any reset of your benefit base before you may begin your monthly income. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base.

You should carefully consider when to start taking income payments under a Payment Protection Plan if you elected Principal Protection Advantage. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Monthly Income

On the Income Start Date, we will begin making monthly income payments. The Income Start Date must be a contract anniversary and must occur at least 36 months after the latest of the Contract Date, the last reset of benefit base, or the date the last purchase payment is received. The Income Start Value will then be applied to a Payment Protection Plan. Beginning on the Income Start Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Income Start Date or on the annual anniversary of the Income Start Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

Monthly income will be paid to you over the life of the Annuitant unless you elect otherwise. If you are receiving monthly income, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equals zero. If Contract Value is greater than zero, you may elect to transfer monthly income within the contract on a pro rata basis to the investment options in which Contract Value is then allocated. If you have elected to transfer monthly income within the contract and Contract Value falls to zero, the transfers of monthly income will end and monthly income will be paid to you. In that event, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equaled zero.

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How Income Payments are Calculated

Initial Income Payment. The initial annual income amount for each Payment Protection Plan is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider, the Income Start Value and the income base as of the Income Start Date; and

   (b) is the Income Start Value less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 3%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Income Start Date, and your Contract Value on the Income Start Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

The initial monthly income is the greater of the level income amount and the guaranteed payment floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The guaranteed payment floor is the guaranteed amount of each monthly income for a Payment Protection Plan. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the single Annuitant or the younger of the Joint Annuitants on the Income Start Date; and

   (c) is 12.

Subsequent Income
Payments. The subsequent annual income amounts under the applicable Payment Protection Plan are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 times the guaranteed payment floor, minus 12 times the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you annually.

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Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When an Owner Dies Before Monthly Income
Starts. Spousal Continuation -- If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner and Annuitant, this rider will continue at the current benefit base, rider charge and Investment Strategy. Regardless of whether monthly income had started, the preceding sentence will apply if Contract Value remains at the owner's death. On the next rider anniversary, the spouse may elect to reset the benefit base as described in the "Reset of Benefit Base" section above.

If the designated beneficiary is a surviving spouse who does not elect to continue the contract as the new owner or is a non-spouse, this rider will terminate and proceeds under the contract must be distributed within five years of death.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts. On the Income Start Date, the death benefit is adjusted. The new death benefit is (a) multiplied by (b) divided by (c), where:

   (a) is the death benefit prior to the conversion of benefit base to income base;

   (b) is the Contract Value after the conversion; and

   (c) is the Contract Value before the conversion.

If the last surviving Annuitant dies after an Income Start Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. Under each Payment Protection Plan, the amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base less any premium tax;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may not be terminated.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant; and

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

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Example

The following example shows how Principal Protection Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The example assumes that an owner purchases the contract with a male Annuitant, age 65, at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the Income Start Date is the third contract anniversary;

   (6) the guaranteed payment floor percentage is 5%; and

   (7) the 12 month, period certain, single payment immediate annuity rate is 0%.

On the Income Start Date, Contract Value of $100,000 is converted to Income Start Value and benefit base of $100,000 is converted to income base.

                                                             Additional
                       Monthly                                 Death
                Annual  Level  Guaranteed                     Proceeds
        Annuity Income Income   Payment   Monthly Adjustment (Beginning
         Year   Amount Amount    Floor    Income   Account    of Year)
        ---------------------------------------------------------------
           1    $6,373  $531      $417     $531       $0      $100,000
           2     6,188   516       417      516        0        93,627
           3     6,008   501       417      501        0        87,439
           4     5,833   486       417      486        0        81,431
           5     5,663   472       417      472        0        75,599
        ---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Income Start Value by a payment rate (in this example, $100,000 x .06373 = $6,373). The monthly level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the monthly level income amount is $531 ($6,373 /12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example ($100,000 x .05) /12 = $417). Monthly income is the greater of the guaranteed payment floor and the monthly level income amount, which, for annuity year 1, is the greater of $417 and $531. The additional death benefit is the income base minus the sum of all monthly income paid.

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


Tax Treatment of Principal Protection Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, if monthly payments are to be paid to you and you subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If monthly income payments are to be paid to you, you should consult a tax adviser before electing to have monthly income allocated to investment options under the contract.


Monthly income payments and other distributions you receive before the Annuity Commencement Date are subject to tax as partial withdrawals. If your contract is a Non-Qualified Contract, this means that you will pay tax at ordinary income tax rates on the amount you receive to the extent that your Contract Value before the monthly income payment exceeds your "investment in the contract," i.e., generally, the total of your purchase payments under the contract reduced by any amounts you previously received from the contract that you did not include in your income. (It is important to note that the taxation of each payment is determined based on the total Contract Value and total investment in the contract, not the value in a particular Payment Protection Plan or the purchase payments that may be considered to have been allocated to that Payment Protection Plan.) The Code imposes a higher rate of tax on ordinary income than it does on capital gains. Monthly income payments you receive before the Annuity Commencement Date may also be subject to a penalty tax equal to 10% of the amount of such payments that are included in your gross income.


Monthly income payments you receive on or after the Annuity Commencement Date will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. Once you have recovered the total amount of your "investment in the contract," you will pay tax on the full amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Principal Protection Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision of this prospectus.

TAX MATTERS

Introduction

This part of the prospectus discusses the Federal income tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

Tax deferral on earnings. The Federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's purchase payments and earnings. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Any withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options are subject to tax as partial withdrawals.


Any monthly income payments and other distributions received before the Annuity Commencement Date pursuant to Guaranteed Income Advantage or Principal Protection Advantage are also subject to tax as partial withdrawals.


Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

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



Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.


Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options and any monthly income payments and other distributions received before the Annuity Commencement Date pursuant to Guaranteed Income Advantage or Principal Protection Advantage are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. We will notify you annually of the taxable amount of your income payment.


Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of Cross Funded Annuity Contracts. You may authorize partial withdrawals from this annuity to be applied to satisfy the scheduled installments into the Scheduled Purchase Payment Variable Deferred Annuity. In that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002 (PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

   (1) this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be aggregated and treated as a single annuity contract for tax purposes;

   (2) amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single variable deferred annuity contract;

   (3) if amounts are distributed from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity before the Annuity Commencement Date, such amounts will be taxed to the extent there is any aggregate gain in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity; and

   (4) distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity beginning on the Annuity Commencement Date will be aggregated and taxed on a pro rata basis.

A portion of each aggregate distribution on or after the Annuity Commencement Date will be treated as a non-taxable return of the aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity has been recovered. After that, all distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be fully taxable.

For Non-Qualified Contracts, if the Annuity Commencement Date of this Funding Annuity is changed so that this annuity and the Scheduled Purchase Payment Variable Deferred Annuity have different Annuity Commencement Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

Except as otherwise required by law, transfers of assets between contracts with different Annuity Commencement Dates and different withdrawals of assets from such contracts will be treated as taxable withdrawals, with gain determined on an aggregate basis in accordance with Section 72(e)(11).

Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or Joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed in the same manner as an income payment if received under an Optional Payment Plan.

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



  . If not received under an Optional Payment Plan, the death benefit is taxed in the same manner as a surrender or a partial withdrawal, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date:

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, transfers among the Subaccounts may result in payments not qualifying for this exception.

Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

Section 1035
Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to

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


your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.


  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan.


Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including

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penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions.


The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs and 403(b) plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.


It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non- Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract and certain other benefits provided by the living benefit riders may increase the amount of the minimum required distribution that must be taken from your contract.

The Federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement

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plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting the rollover of your after-tax contributions. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.


Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require Federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.


Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.


Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity


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contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The IRS recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under Federal tax law.


Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or


   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draftbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.


We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

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If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS


We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.


We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm ("selling firms") that employs the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of Contract Value. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

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No specific charge is assessed directly to contract owners or the Separate
Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.


During 2007, 2006 and 2005, $140.1 million, $110.5 million and $62.0 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2007, 2006 and 2005, no underwriting commissions were paid to Capital Brokerage Corporation. Although neither we nor Capital Brokerage Corporation anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.


ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you previously made. In certain states, you may have more than 10 days to return the contract for a refund.

State Regulation

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments

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and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.


Legal Proceedings

We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. We are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments , settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the board of directors may cause the Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.


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APPENDIX A

Examples of the Available Death Benefits

Basic Death Benefit

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

Annuitant's End of Contract     Basic
    Age      Year   Value   Death Benefit
-----------------------------------------
    76        1    $103,000   $103,000
    77        2     112,000    112,000
    78        3      90,000    100,000
    79        4     135,000    135,000
    80        5     130,000    130,000
    81        6     150,000    150,000
    82        7     125,000    125,000
    83        8     145,000    145,000
-----------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:


        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/08 $10,000  $10,000     $10,000
3/31/16           20,000      20,000
3/31/17           14,000      10,000
---------------------------------------



If a partial withdrawal of $7,000 is made on March 31, 2017, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% after the partial withdrawal ($14,000 to $7,000).


This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that both the Annuitant and Joint Annuitant are younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Annual Step-Up Death Benefit Rider Option

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner takes no partial withdrawals; then

End of Annuitant's Contract     Death
 Year      Age      Value   Benefit Amount
------------------------------------------
  1        76      $103,000    $103,000
  2        77       112,000     112,000
  3        78        90,000     112,000
  4        79       135,000     135,000
  5        80       130,000     135,000
  6        81       150,000     150,000
  7        82       125,000     135,000
  8        83       145,000     145,000
------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

5% Rollup Death Benefit Rider Option

The following example shows how the 5% Rollup Death Benefit Rider Option works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the contract earns a 0% net return (-3.05% net of fees for the mortality and expense risk charge, administrative expense charge, underlying portfolio expenses and the 5% Rollup Death Benefit Rider Option);

   (3) the owner makes no additional purchase payments;

   (4) the owner takes annual partial withdrawals equal to 5% of purchase payments at end of the contract year; and

   (5) the contract is not subject to premium taxes.

                    Partial
End of Annuitant's Withdrawal Contract   5% Rollup
 Year      Age       Amount    Value   Death Benefit
----------------------------------------------------
           70            --   $100,000   $100,000
  1        71        $5,000     95,000    100,000
  2        72         5,000     90,000    100,000
  3        73         5,000     85,000    100,000
  4        74         5,000     80,000    100,000
  5        75         5,000     75,000    100,000
  6        76         5,000     70,000    100,000
  7        77         5,000     65,000    100,000
  8        78         5,000     60,000    100,000
  9        79         5,000     55,000    100,000
----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) amounting to 5% or less of purchase payments annually will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $5,000 partial withdrawal is taken at the end of year 1, the 5% Rollup Death Benefit immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) exceeding 5% of purchase payments in any year will reduce the 5% Rollup Death Benefit on a pro-rata basis by the proportion that the partial withdrawal, including any surrender charges, and any premium taxes assessed, reduces your Contract Value. All partial withdrawals that exceed the 5% threshold will reduce the 5% Rollup Death Benefit on a pro-rata basis. For example:


                            5% Rollup
                          Death Benefit
                             Option
        Purchase Contract  Before Any
 Date   Payment   Value    Withdrawals
---------------------------------------
3/31/08 $10,000  $10,000     $10,000
3/31/16      --   20,000      10,600
3/31/17      --   14,000      11,236
---------------------------------------



Therefore, if a $7,000 partial withdrawal is taken on March 31, 2017, the 5% Rollup Death Benefit immediately after the partial withdrawal will be $5,618 (50% of $11,236) since the Contract Value ($14,000) is reduced by 50% by the partial withdrawal ($7,000). This is true only if the 5% Rollup Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charges and no premium taxes apply to the partial withdrawal.


Earnings Protector Death Benefit Rider Option

The following example shows how the Earnings Protector Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.


                 Purchase Contract           Death   Earnings Protector
          Date   Payment   Value     Gain   Benefit    Death Benefit
         --------------------------------------------------------------
         8/01/08 $100,000 $100,000 $      0 $100,000      $     0
         8/01/23           300,000  200,000  300,000       70,000
         --------------------------------------------------------------



The Annuitant's death and notification of the death occur on August 1, 2023. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Earnings Protector Death Benefit under this age scenario cannot exceed 70% of the purchase payments ($100,000) under this age scenario, the Earnings Protector Death Benefit in this example will be $70,000.

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                         No Optional Benefits Elected


                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                          $16.31            $16.29         570,464   2007
                                                                          14.65             16.31         648,263   2006
                                                                          14.10             14.65         639,064   2005
                                                                          12.91             14.10         583,088   2004
                                                                          10.00             12.91         197,609   2003
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   14.49             16.00         150,802   2007
                                                                          13.83             14.49         150,196   2006
                                                                          12.90             13.83         119,902   2005
                                                                          12.27             12.90         123,237   2004
                                                                          10.00             12.27          56,467   2003
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series 1 shares                            10.81             11.52          81,444   2007
                                                                          10.00             10.81         102,194   2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                    16.11             14.96           6,195   2007
                                                                          11.49             16.11           2,948   2006
                                                                          10.00             11.49             608   2005
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  15.54             17.52       1,399,708   2007
                                                                          12.33             15.54         773,431   2006
                                                                          10.63             12.33         310,884   2005
                                                                          10.00             10.63           4,910   2004
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                       10.20             11.63           2,692   2007
                                                                          10.00             10.20           2,805   2006
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         10.00             10.19          35,481   2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                14.90             17.60         143,264   2007
                                                                          13.95             14.90         109,821   2006
                                                                          13.65             13.95         115,316   2005
                                                                          13.18             13.65         130,615   2004
                                                                          10.00             13.18          72,698   2003
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                16.02             16.56       1,161,727   2007
                                                                          13.90             16.02       1,321,281   2006
                                                                          13.48             13.90       1,394,830   2005
                                                                          12.30             13.48       1,164,217   2004
                                                                          10.00             12.30         564,218   2003
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              16.12             16.77       2,427,417   2007
                                                                          12.10             16.12       1,391,968   2006
                                                                          10.54             12.10         475,641   2005
                                                                          10.00             10.54          11,495   2004
------------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B            $13.61            $15.23        245,430    2007
                                                                      13.90             13.61        258,397    2006
                                                                      12.28             13.90        211,436    2005
                                                                      11.50             12.28        155,295    2004
                                                                      10.00             11.50         73,654    2003
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B              9.45             10.59        289,885    2007
                                                                      10.00              9.45         13,765    2006
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                  16.39             16.14          3,463    2007
                                                                      14.20             16.39          3,567    2006
                                                                      13.77             14.20          2,577    2005
                                                                      12.37             13.77             --    2004
                                                                      10.00             12.37             --    2003
--------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                    19.60             22.80         58,810    2007
                                                                      15.91             19.60         24,142    2006
                                                                      14.25             15.91             60    2005
                                                                      12.58             14.25             --    2004
                                                                      10.00             12.58             --    2003
--------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                         12.36             14.74            292    2007
                                                                      12.97             12.36            403    2006
                                                                      12.88             12.97            244    2005
                                                                      11.81             12.88            106    2004
                                                                      10.00             11.81             --    2003
--------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                            16.94             15.84         12,183    2007
                                                                      14.49             16.94          8,879    2006
                                                                      14.00             14.49          2,335    2005
                                                                      12.42             14.00          1,208    2004
                                                                      10.00             12.42             --    2003
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                             9.97             10.76        134,037    2007
                                                                       9.96              9.97        101,291    2006
                                                                      10.00              9.96         43,718    2005
--------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                 13.18             13.19        445,620    2007
                                                                      11.00             13.18        239,786    2006
                                                                      10.88             11.00        142,471    2005
                                                                      10.00             10.88         66,522    2004
--------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares           12.69             14.61        821,652    2007
                                                                      11.07             12.69        308,694    2006
                                                                      10.00             11.07         35,933    2005
--------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares            12.46             13.27         86,944    2007
                                                                      11.83             12.46         65,160    2006
                                                                      10.86             11.83         28,107    2005
                                                                      10.00             10.86          4,923    2004
--------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares         13.47             13.12        191,069    2007
                                                                      12.17             13.47        167,765    2006
                                                                      11.22             12.17         90,563    2005
                                                                      10.00             11.22         26,783    2004
--------------------------------------------------------------------------------------------------------------------

                                                                                                                  Number of
                                                                                Accumulation      Accumulation  Accumulation
                                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                                  Beginning of Period End of Period  End of Period
------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                         $15.25            $17.65       1,537,066
                                                                                    14.58             15.25       1,488,970
                                                                                    13.77             14.58       1,439,928
                                                                                    12.36             13.77         981,068
                                                                                    10.00             12.36         346,671
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --             22.01             25.96       1,508,711
   Class B                                                                          18.12             22.01       1,317,347
                                                                                    15.39             18.12         950,101
                                                                                    13.39             15.39         683,421
                                                                                    10.00             13.39         155,646
------------------------------------------------------------------------------------------------------------------------------
Dreyfus
------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         16.27             16.27           8,169
                                                                                    15.32             16.27           8,393
                                                                                    14.24             15.32           1,413
                                                                                    12.62             14.24              98
                                                                                    10.00             12.62              --
------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                        10.27             14.63              --
                                                                                     9.96             10.27           4,373
                                                                                     9.84              9.96           5,886
                                                                                     9.93              9.84              --
                                                                                    10.00              9.93              --
------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund -- Initial Shares                    13.77             10.61           4,802
                                                                                    12.79             13.77              --
                                                                                    12.53             12.79              --
                                                                                    11.97             12.53              --
                                                                                    10.00             11.97              --
------------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                               17.74             17.10           4,221
                                                                                    15.23             17.74           4,295
                                                                                    14.37             15.23             558
                                                                                    12.83             14.37             401
                                                                                    10.00             12.83              --
------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small MidCap Value VIP -- Class B Shares                               22.37             22.64           3,581
                                                                                    18.22             22.37           2,852
                                                                                    16.84             18.22             634
                                                                                    13.61             16.84              --
                                                                                    10.00             13.61              --
------------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                              13.28             14.90             744
                                                                                    13.42             13.28             716
                                                                                    13.18             13.42             244
                                                                                    13.18             13.18              --
                                                                                    10.00             13.18              --
------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                      10.94             10.95       1,613,412
                                                                                    10.52             10.94       1,363,954
                                                                                    10.27             10.52       1,312,530
                                                                                    10.14             10.27       1,074,991
                                                                                    10.00             10.14         352,412
------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                  Year
---------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
---------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                   2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
---------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --      2007
   Class B                                                                   2006
                                                                             2005
                                                                             2004
                                                                             2003
---------------------------------------------------------------------------------
Dreyfus
---------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares  2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
---------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                 2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
---------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund -- Initial Shares             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
---------------------------------------------------------------------------------
DWS Variable Series II
---------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                        2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
---------------------------------------------------------------------------------
  DWS Dreman Small MidCap Value VIP -- Class B Shares                        2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
---------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                       2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
---------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                               2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
---------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                    $12.96            $13.56         302,797   2007
                                                                        13.15             12.96         317,128   2006
                                                                        12.47             13.15         308,758   2005
                                                                        11.91             12.47         219,226   2004
                                                                        10.00             11.91         126,289   2003
----------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                    11.30             12.44          39,695   2007
                                                                        10.85             11.30          30,536   2006
                                                                        10.63             10.85          20,328   2005
                                                                        10.00             10.63              --   2004
----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  13.11             13.33         552,477   2007
                                                                        12.02             13.11         479,425   2006
                                                                        11.93             12.02         447,075   2005
                                                                        10.99             11.93         428,789   2004
                                                                        10.00             10.99         171,365   2003
----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          18.54             22.03       1,144,896   2007
                                                                        16.41             18.54       1,090,099   2006
                                                                        15.02             16.41         946,863   2005
                                                                        13.31             15.02         766,068   2004
                                                                        10.00             13.31         256,511   2003
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Funds
----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    11.19             12.70         363,920   2007
                                                                        10.60             11.19         362,522   2006
                                                                        10.36             10.60         311,644   2005
                                                                        10.00             10.36          70,664   2004
----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             10.43             11.17         526,828   2007
                                                                        10.00             10.43          62,337   2006
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        17.76             20.53       3,591,394   2007
                                                                        16.17             17.76       2,996,410   2006
                                                                        14.07             16.17       2,161,311   2005
                                                                        12.40             14.07       1,335,660   2004
                                                                        10.00             12.40         413,897   2003
----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         15.77             16.59          99,676   2007
                                                                        14.06             15.77         103,019   2006
                                                                        11.82             14.06          88,801   2005
                                                                        11.84             11.82          35,327   2004
                                                                        10.00             11.84          10,231   2003
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        16.96             16.93       1,885,441   2007
                                                                        14.35             16.96       1,723,960   2006
                                                                        13.79             14.35       1,564,566   2005
                                                                        12.58             13.79       1,271,270   2004
                                                                        10.00             12.58         570,477   2003
----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               13.82             15.45         420,320   2007
                                                                        13.16             13.82         578,096   2006
                                                                        12.66             13.16         606,900   2005
                                                                        12.45             12.66         560,577   2004
                                                                        10.00             12.45         357,532   2003
----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      14.02             17.25         626,140   2007
                                                                        12.61             14.02         443,261   2006
                                                                        11.91             12.61         387,768   2005
                                                                        11.45             11.91         364,733   2004
                                                                        10.00             11.45         163,238   2003
----------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                         $10.00            $10.11         378,302   2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        22.05             25.06       1,735,774   2007
                                                                                  19.90             22.05       1,725,960   2006
                                                                                  17.11             19.90       1,629,294   2005
                                                                                  13.93             17.11       1,213,459   2004
                                                                                  10.00             13.93         573,236   2003
--------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               13.01             13.52         196,488   2007
                                                                                  11.38             13.01         142,791   2006
                                                                                  11.27             11.38         117,036   2005
                                                                                  10.00             11.27          58,889   2004
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               12.13             12.40       5,591,420   2007
                                                                                  10.41             12.13       3,118,807   2006
                                                                                  10.00             10.41         719,943   2005
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     13.92             14.57          43,257   2007
                                                                                  12.74             13.92          26,433   2006
                                                                                  12.79             12.74           2,518   2005
                                                                                  12.02             12.79              97   2004
                                                                                  10.00             12.02              --   2003
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         10.00              9.92         229,024   2007
--------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 16.91             17.24         781,507   2007
                                                                                  14.49             16.91         409,907   2006
                                                                                  13.30             14.49           4,503   2005
                                                                                  11.98             13.30              --   2004
                                                                                  10.00             11.98              --   2003
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             19.92             22.66          69,629   2007
                                                                                  16.64             19.92          34,219   2006
                                                                                  15.33             16.64           1,373   2005
                                                                                  13.12             15.33             381   2004
                                                                                  10.00             13.12              --   2003
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares                        17.54             19.01          10,605   2007
                                                                                  14.69             17.54          10,563   2006
                                                                                  14.40             14.69             118   2005
                                                                                  12.62             14.40              --   2004
                                                                                  10.00             12.62              --   2003
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              11.05             11.15         833,001   2007
                                                                                  10.00             11.05         241,867   2006
--------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        15.26             16.56         343,138   2007
   (formerly, Value Equity Fund)                                                  13.14             15.26         363,765   2006
                                                                                  12.81             13.14         382,029   2005
                                                                                  11.87             12.81         315,289   2004
                                                                                  10.00             11.87         130,426   2003
--------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   10.58             10.93       1,325,377   2007
                                                                                  10.28             10.58       1,465,908   2006
                                                                                  10.23             10.28       1,057,050   2005
                                                                                  10.03             10.23         886,615   2004
                                                                                  10.00             10.03         401,810   2003
--------------------------------------------------------------------------------------------------------------------------------

                                                                                      Number of
                                                    Accumulation      Accumulation  Accumulation
                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                      Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                $17.36            $19.26         844,609   2007
                                                        16.25             17.36         783,932   2006
                                                        14.75             16.25         812,313   2005
                                                        12.90             14.75         700,830   2004
                                                        10.00             12.90         338,175   2003
------------------------------------------------------------------------------------------------------
  Money Market Fund                                     10.34             10.69       3,227,175   2007
                                                        10.03             10.34       1,574,219   2006
                                                         9.90             10.03       1,251,487   2005
                                                         9.95              9.90       1,387,666   2004
                                                        10.00              9.95         635,992   2003
------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          13.71             14.23         882,044   2007
                                                        12.75             13.71         981,858   2006
                                                        12.77             12.75       1,071,507   2005
                                                        12.11             12.77       1,040,075   2004
                                                        10.00             12.11         515,742   2003
------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         23.54             19.75         529,295   2007
                                                        17.95             23.54         728,424   2006
                                                        16.30             17.95         607,453   2005
                                                        12.49             16.30         521,727   2004
                                                        10.00             12.49         194,020   2003
------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 15.48             16.04       2,235,897   2007
                                                        13.61             15.48         166,848   2006
                                                        13.22             13.61       2,155,073   2005
                                                        12.14             13.22       1,881,365   2004
                                                        10.00             12.14         873,981   2003
------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               17.54             17.70         825,570   2007
                                                        15.71             17.54       1,040,515   2006
                                                        14.56             15.71         935,347   2005
                                                        12.83             14.56         689,460   2004
                                                        10.00             12.83         333,700   2003
------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   13.97             15.37       9,577,406   2007
                                                        12.46             13.97      10,502,752   2006
                                                        12.19             12.46       9,561,715   2005
                                                        11.44             12.19       5,993,939   2004
                                                        10.00             11.44       1,658,489   2003
------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                   10.62             11.68       4,539,551   2007
                                                        10.00             10.62       1,592,533   2006
------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                    14.48             15.41         521,779   2007
                                                        12.65             14.48         647,626   2006
                                                        12.52             12.65         617,672   2005
                                                        11.75             12.52         544,736   2004
                                                        10.00             11.75         246,040   2003
------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                      13.04             13.26         419,314   2007
                                                        11.39             13.04         400,987   2006
                                                        10.00             11.39         217,562   2005
------------------------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                  13.46             14.63       1,281,800   2007
                                                        12.37             13.46         962,968   2006
                                                        11.66             12.37         953,492   2005
                                                        10.92             11.66         792,568   2004
                                                        10.00             10.92         323,459   2003
------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                        $16.17            $21.77        541,181    2007
                                                                            15.03             16.17        324,850    2006
                                                                            13.55             15.03        202,887    2005
                                                                            11.66             13.55        167,326    2004
                                                                            10.00             11.66         65,234    2003
--------------------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares                          29.80             37.60        133,096    2007
                                                                            20.62             29.80        156,144    2006
                                                                            15.86             20.62        174,684    2005
                                                                            13.56             15.86        219,326    2004
                                                                            10.00             13.56         84,483    2003
--------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Bond Portfolio                                                   10.71             10.69         23,757    2007
                                                                            10.43             10.71         22,758    2006
                                                                            10.29             10.43         11,518    2005
                                                                            10.02             10.29          1,580    2004
                                                                            10.00             10.02             --    2003
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan International Equity Portfolio                                   20.29             21.86            437    2007
                                                                            16.86             20.29            420    2006
                                                                            15.46             16.86             --    2005
                                                                            13.26             15.46             --    2004
                                                                            10.00             13.26             --    2003
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Mid Cap Value Portfolio                                          18.20             18.38          6,104    2007
                                                                            15.81             18.20          6,006    2006
                                                                            14.69             15.81          3,226    2005
                                                                            12.31             14.69             62    2004
                                                                            10.00             12.31             --    2003
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Small Company Portfolio                                          19.09             17.74          1,517    2007
                                                                            16.84             19.09          1,797    2006
                                                                            16.52             16.84          1,147    2005
                                                                            13.19             16.52             96    2004
                                                                            10.00             13.19             --    2003
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan U.S. Large Cap Core Equity Portfolio                             14.98             15.01            683    2007
                                                                            13.04             14.98          1,026    2006
                                                                            13.05             13.04            209    2005
                                                                            12.10             13.05             --    2004
                                                                            10.00             12.10             --    2003
--------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio -- Class 1                    10.71             11.20             --    2007
                                                                            10.00             10.71             --    2006
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                   10.44             10.94        102,076    2007
                                                                            10.00             10.44         39,585    2006
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1          11.01             11.98         12,004    2007
                                                                            10.00             11.01            399    2006
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Portfolio -- Class 1         10.00             11.56          1,350    2007
                                                                            10.00             10.00            431    2006
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                10.87             11.26         10,978    2007
                                                                            10.00             10.87          1,226    2006
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Government Bond Portfolio -- Class 1             10.44             11.06         85,804    2007
                                                                            10.00             10.44         32,227    2006
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1             10.22             11.24         15,520    2007
                                                                            10.00             10.22            416    2006
--------------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio -- Class 1        $10.28            $10.42         14,410    2007
                                                                                10.00             10.28            939    2006
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          15.90             15.72        243,875    2007
                                                                                14.57             15.90        245,606    2006
                                                                                13.48             14.57        193,593    2005
                                                                                12.57             13.48        132,447    2004
                                                                                10.00             12.57         42,051    2003
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         11.69             10.00         51,142    2007
                                                                                10.57             11.69         37,630    2006
                                                                                10.00             10.57          2,074    2005
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           16.36              9.50        604,796    2007
                                                                                14.08             16.36        355,551    2006
                                                                                13.78             14.08        334,301    2005
                                                                                12.93             13.78        275,816    2004
                                                                                10.00             12.93         82,461    2003
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  13.38             14.64        357,900    2007
                                                                                12.65             13.38        412,880    2006
                                                                                12.32             12.65        372,448    2005
                                                                                11.47             12.32        337,869    2004
                                                                                10.00             11.47        164,342    2003
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         14.98             16.24        200,622    2007
                                                                                13.49             14.98        225,063    2006
                                                                                12.79             13.49        230,074    2005
                                                                                11.68             12.79        187,963    2004
                                                                                10.00             11.68         97,273    2003
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           15.36             15.47        361,583    2007
                                                                                13.80             15.36        408,004    2006
                                                                                13.33             13.80        422,328    2005
                                                                                12.74             13.33        356,422    2004
                                                                                10.00             12.74        193,803    2003
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                        11.58             11.81          6,569    2007
                                                                                11.05             11.58          4,108    2006
                                                                                11.03             11.05            302    2005
                                                                                10.41             11.03             --    2004
                                                                                10.00             10.41             --    2003
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            13.69             14.02        464,954    2007
                                                                                12.44             13.69        305,222    2006
                                                                                12.30             12.44        118,192    2005
                                                                                11.24             12.30            112    2004
                                                                                10.00             11.24             --    2003
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               23.32             29.31        552,208    2007
                                                                                18.06             23.32        486,916    2006
                                                                                15.72             18.06        390,453    2005
                                                                                12.29             15.72        287,700    2004
                                                                                10.00             12.29        125,205    2003
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                12.22             16.49        113,536    2007
                                                                                11.19             12.22        454,726    2006
                                                                                10.95             11.19        318,406    2005
                                                                                10.00             10.95        128,089    2004
------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                $14.18            $12.46         467,159   2007
                                                                             13.37             14.18         465,214   2006
                                                                             12.93             13.37         409,421   2005
                                                                             12.31             12.93         347,394   2004
                                                                             10.00             12.31         183,859   2003
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    21.54             15.92         465,434   2007
                                                                             18.62             21.54       1,294,961   2006
                                                                             16.57             18.62       1,146,291   2005
                                                                             14.14             16.57         816,503   2004
                                                                             10.00             14.14         352,598   2003
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          15.33             22.52       1,295,128   2007
                                                                             13.56             15.33         849,833   2006
                                                                             13.01             13.56         560,885   2005
                                                                             12.09             13.01         473,776   2004
                                                                             10.00             12.09         194,738   2003
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                19.67             15.74         793,874   2007
                                                                             17.41             19.67         837,530   2006
                                                                             16.10             17.41         691,830   2005
                                                                             13.71             16.10         493,066   2004
                                                                             10.00             13.71         162,753   2003
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               15.78             19.12       1,060,493   2007
                                                                             15.59             15.78         124,611   2006
                                                                             14.13             15.59         142,681   2005
                                                                             12.00             14.13         120,375   2004
                                                                             10.00             12.00          65,369   2003
---------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                10.73             11.44         195,170   2007
                                                                             10.41             10.73         184,074   2006
                                                                             10.00             10.41         236,432   2005
---------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        12.94             13.19       1,369,045   2007
                                                                             12.03             12.94       1,583,136   2006
                                                                             11.73             12.03       1,432,605   2005
                                                                             10.86             11.73       1,256,665   2004
                                                                             10.00             10.86         695,216   2003
---------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         10.97             11.86         893,083   2007
                                                                             11.00             10.97         635,012   2006
                                                                             10.66             11.00         528,302   2005
                                                                             10.06             10.66         475,092   2004
                                                                             10.00             10.06         272,805   2003
---------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      10.24             10.83       2,276,810   2007
                                                                              9.99             10.24         288,926   2006
                                                                             10.00              9.99         186,590   2005
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      10.78             11.56       4,589,891   2007
                                                                             10.54             10.78       4,569,263   2006
                                                                             10.44             10.54       3,856,246   2005
                                                                             10.10             10.44       2,778,605   2004
                                                                             10.00             10.10       1,323,651   2003
---------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      14.66             20.37         413,022   2007
                                                                             14.67             14.66          57,236   2006
                                                                             13.05             14.67          48,037   2005
                                                                             12.13             13.05          31,225   2004
                                                                             10.00             12.13          10,293   2003
---------------------------------------------------------------------------------------------------------------------------

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares        $18.77            $16.11          58,022   2007
                                                            16.76             18.77         312,543   2006
                                                            14.03             16.76         114,715   2005
                                                            12.34             14.03          52,389   2004
                                                            10.00             12.34             547   2003
----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            17.83             25.95         521,970   2007
                                                            14.86             17.83         243,142   2006
                                                            10.00             14.86          87,097   2005
----------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                     14.33             16.64         129,040   2007
   (formerly, OTC Fund)                                     13.75             14.33         132,921   2006
                                                            13.80             13.75         116,563   2005
                                                            12.80             13.80         107,093   2004
                                                            10.00             12.80          75,902   2003
----------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares            10.00              9.76          15,234   2007
----------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                     16.99             16.35       2,631,934   2007
                                                            14.86             16.99       2,283,851   2006
                                                            14.48             14.86       1,843,968   2005
                                                            12.51             14.48       1,199,588   2004
                                                            10.00             12.51         391,710   2003
----------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares             13.37             15.37         271,063   2007
                                                            13.22             13.37         272,423   2006
                                                            12.46             13.22         224,644   2005
                                                            11.84             12.46         170,730   2004
                                                            10.00             11.84          95,304   2003
----------------------------------------------------------------------------------------------------------
XTF Advisors Trust
----------------------------------------------------------------------------------------------------------
  ETF 60 Portfolio -- Class II Shares                       10.00              9.87          20,291   2007
----------------------------------------------------------------------------------------------------------

                    Guaranteed Withdrawal Advantage Elected

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                          $12.31            $12.24        25,780     2007
                                                                          11.12             12.31        26,710     2006
                                                                          10.76             11.12        26,035     2005
                                                                          10.00             10.76        10,413     2004
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   11.98             13.15            --     2007
                                                                          11.48             11.98            --     2006
                                                                          10.77             11.48            --     2005
                                                                          10.00             10.77            --     2004
------------------------------------------------------------------------------------------------------------------------
  AIM Core Equity Fund -- Series 1 shares                                 10.77             11.42         9,061     2007
                                                                          10.00             10.77         9,477     2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II Shares                    15.97             14.75           567     2007
                                                                          11.45             15.97            --     2006
                                                                          10.00             11.45            --     2005
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  15.37             17.24        34,676     2007
                                                                          12.26             15.37        38,221     2006
                                                                          10.62             12.26        20,859     2005
                                                                          10.00             10.62            18     2004
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                       10.17             11.53            --     2007
                                                                          10.00             10.17            --     2006
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         10.00             10.18            --     2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                11.92             14.01            --     2007
                                                                          11.21             11.92            --     2006
                                                                          11.03             11.21            --     2005
                                                                          10.00             11.03            --     2004
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                12.71             13.07        32,862     2007
                                                                          11.08             12.71        35,068     2006
                                                                          10.81             11.08        32,113     2005
                                                                          10.00             10.81        12,931     2004
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              15.95             16.51        64,860     2007
                                                                          12.03             15.95        60,549     2006
                                                                          10.53             12.03        30,684     2005
                                                                          10.00             10.53         4,595     2004
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 11.97             13.33        10,062     2007
                                                                          12.28             11.97        11,534     2006
                                                                          10.91             12.28        13,560     2005
                                                                          10.00             10.91         3,602     2004
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                  9.42             10.50            --     2007
                                                                          10.00              9.42            --     2006
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                      12.30             12.05            --     2007
                                                                          10.71             12.30            --     2006
                                                                          10.00             10.71            --     2005
------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                        14.14             16.37         6,213     2007
                                                                          11.54             14.14         4,441     2006
                                                                          10.00             11.54            --     2005
------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                             10.37             12.30            --     2007
                                                                          10.93             10.37            --     2006
                                                                          10.00             10.93            --     2005
------------------------------------------------------------------------------------------------------------------------

                                                                                                                  Number of
                                                                                Accumulation      Accumulation  Accumulation
                                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                                  Beginning of Period End of Period  End of Period
------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                         $12.49            $11.61             --
                                                                                    10.73             12.49            764
                                                                                    10.00             10.73             --
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           9.89             10.62          6,723
                                                                                     9.93              9.89          9,975
                                                                                    10.00              9.93          5,577
------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                               13.01             12.95          9,789
                                                                                    10.91             13.01         14,771
                                                                                    10.84             10.91         13,187
                                                                                    10.00             10.84          3,813
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                         12.59             14.41         54,721
                                                                                    11.02             12.59         45,219
                                                                                    10.00             11.02             --
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                          12.29             13.02             --
                                                                                    11.72             12.29             --
                                                                                    10.83             11.72             --
                                                                                    10.00             10.83             --
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                       13.29             12.88         13,451
                                                                                    12.07             13.29         16,668
                                                                                    11.18             12.07         16,343
                                                                                    10.00             11.18          2,498
------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series                                     12.33             14.20         43,792
                                                                                    11.85             12.33         52,702
                                                                                    11.25             11.85         42,972
                                                                                    10.00             11.25         18,129
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series                15.54             18.23         80,049
                                                                                    12.86             15.54        102,835
                                                                                    10.97             12.86         93,312
                                                                                    10.00             10.97         39,132
------------------------------------------------------------------------------------------------------------------------------
Dreyfus
------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         12.09             12.03             --
                                                                                    11.45             12.09             --
                                                                                    10.00             11.45             --
------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                        10.33             12.26             --
                                                                                    10.07             10.33         15,105
                                                                                    10.00             10.07             --
------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, inc. -- Initial Shares              11.60             10.61             --
                                                                                    10.83             11.60             --
                                                                                    10.00             10.83             --
------------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                               12.50             11.99             --
                                                                                    10.79             12.50             --
                                                                                    10.00             10.79             --
------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                              14.05             14.14             --
                                                                                    11.50             14.05             --
                                                                                    10.00             11.50             --
------------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                              11.37             12.69             --
                                                                                    11.55             11.37             --
                                                                                    10.00             11.55             --
------------------------------------------------------------------------------------------------------------------------------



Subaccounts                                                                  Year
---------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                   2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
---------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                   2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
---------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                        2007
                                                                             2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                  2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                   2007
                                                                             2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                2007
                                                                             2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
---------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series                              2007
                                                                             2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series         2007
                                                                             2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
Dreyfus
---------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares  2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                 2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, inc. -- Initial Shares       2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
DWS Variable Series II
---------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                        2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                       2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                         $10.60            $10.56         19,009    2007
                                                                        10.24             10.60             --    2006
                                                                        10.06             10.24             --    2005
                                                                        10.00             10.06             --    2004
----------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                     10.28             10.70             --    2007
                                                                        10.48             10.28             --    2006
                                                                         9.99             10.48             --    2005
                                                                        10.00              9.99             --    2004
----------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                    11.15             12.21             --    2007
                                                                        10.75             11.15             --    2006
                                                                        10.59             10.75             --    2005
                                                                        10.00             10.59             --    2004
----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  11.60             11.73          9,911    2007
                                                                        10.70             11.60         10,822    2006
                                                                        10.67             10.70          9,024    2005
                                                                        10.00             10.67          3,057    2004
----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          13.65             16.14             --    2007
                                                                        12.14             13.65             --    2006
                                                                        11.17             12.14             --    2005
                                                                        10.00             11.17             --    2004
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    11.04             12.47        177,076    2007
                                                                        10.51             11.04        187,521    2006
                                                                        10.33             10.51        193,962    2005
                                                                        10.00             10.33         91,441    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             10.39             11.08        107,394    2007
                                                                        10.00             10.39         89,286    2006
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        13.89             15.98         15,626    2007
                                                                        12.71             13.89         10,250    2006
                                                                        11.12             12.71             --    2005
                                                                        10.00             11.12             --    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         14.02             14.67             --    2007
                                                                        12.56             14.02             --    2006
                                                                        10.62             12.56             --    2005
                                                                        10.00             10.62             --    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        13.35             13.25         49,089    2007
                                                                        11.35             13.35         33,400    2006
                                                                        10.97             11.35         34,287    2005
                                                                        10.00             10.97         15,898    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      12.30             13.49             --    2007
                                                                        11.11             12.30             --    2006
                                                                        10.55             11.11             --    2005
                                                                        10.00             10.55             --    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               11.27             13.99         11,201    2007
                                                                        10.78             11.27         19,551    2006
                                                                        10.42             10.78         16,249    2005
                                                                        10.00             10.42            384    2004
----------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                         $10.00            $10.08         16,654    2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        15.55             17.59         45,905    2007
                                                                                  14.11             15.55         52,427    2006
                                                                                  12.20             14.11         44,142    2005
                                                                                  10.00             12.20         16,419    2004
--------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               12.84             13.27             --    2007
                                                                                  11.28             12.84             --    2006
                                                                                  11.24             11.28             --    2005
                                                                                  10.00             11.24             --    2004
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               12.02             12.23        931,787    2007
                                                                                  10.37             12.02        902,617    2006
                                                                                  10.00             10.37        391,077    2005
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         10.00              9.90             --    2007
--------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 12.78             12.97          3,217    2007
                                                                                  10.00             12.78         11,264    2006
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Assets Allocation Fund -- Class 2 Shares                       12.48             13.46             --    2007
                                                                                  10.51             12.48             --    2006
                                                                                  10.00             10.51             --    2005
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              11.02             11.06             --    2007
                                                                                  10.00             11.02             --    2006
--------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        12.81             13.82             --    2007
   (formerly, Value Equity Fund)                                                  11.08             12.81             --    2006
                                                                                  10.86             11.08             --    2005
                                                                                  10.00             10.86             --    2004
--------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   10.47             10.76         23,621    2007
                                                                                  10.23             10.47         61,190    2006
                                                                                  10.22             10.23         28,818    2005
                                                                                  10.00             10.22          8,059    2004
--------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           13.34             14.72         12,174    2007
                                                                                  12.55             13.34          7,114    2006
                                                                                  11.45             12.55          7,131    2005
                                                                                  10.00             11.45          5,243    2004
--------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               10.28             10.58        277,976    2007
                                                                                  10.02             10.28        203,251    2006
                                                                                   9.94             10.02        150,019    2005
                                                                                  10.00              9.94         55,239    2004
--------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    11.28             11.65             --    2007
                                                                                  10.55             11.28             --    2006
                                                                                  10.62             10.55             --    2005
                                                                                  10.00             10.62             --    2004
--------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   19.52             16.29             --    2007
                                                                                  14.96             19.52             --    2006
                                                                                  13.65             14.96             --    2005
                                                                                  10.00             13.65             --    2004
--------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           12.65             13.03          9,506    2007
                                                                                  11.17             12.65             --    2006
                                                                                  10.91             11.17             --    2005
                                                                                  10.00             10.91             --    2004
--------------------------------------------------------------------------------------------------------------------------------

                                                                                         Number of
                                                       Accumulation      Accumulation  Accumulation
                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                         Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                 $13.19            $13.24           7,098   2007
                                                           11.88             13.19           9,211   2006
                                                           11.06             11.88           7,528   2005
                                                           10.00             11.06           3,129   2004
---------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                      12.07             13.22       4,539,507   2007
                                                           10.83             12.07       4,927,279   2006
                                                           10.65             10.83       4,782,115   2005
                                                           10.00             10.65       1,783,009   2004
---------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                      10.58             11.58         447,292   2007
                                                           10.00             10.58         401,526   2006
---------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                       12.22             12.94              --   2007
                                                           10.73             12.22              --   2006
                                                           10.68             10.73              --   2005
                                                           10.00             10.68              --   2004
---------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
---------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                         12.93             13.08          15,311   2007
                                                           11.35             12.93          16,787   2006
                                                           10.00             11.35          15,837   2005
---------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                     12.29             13.29         278,854   2007
                                                           11.35             12.29         268,703   2006
                                                           10.75             11.35         158,810   2005
                                                           10.00             10.75          14,502   2004
---------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                        13.38             17.92          11,695   2007
                                                           12.50             13.38          11,469   2006
                                                           11.33             12.50              --   2005
                                                           10.00             11.33              --   2004
---------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares         21.11             26.49              --   2007
                                                           14.68             21.11              --   2006
                                                           11.35             14.68              --   2005
                                                           10.00             11.35           6,949   2004
---------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
---------------------------------------------------------------------------------------------------------
  JPMorgan Bond Portfolio                                  10.28             10.21              --   2007
                                                           10.00             10.28              --   2006
                                                           10.00             10.06              --   2005
---------------------------------------------------------------------------------------------------------
  JPMorgan International Equity Portfolio                  13.49             14.46              --   2007
                                                           10.00             13.49              --   2006
                                                           10.00             11.27              --   2005
---------------------------------------------------------------------------------------------------------
  JPMorgan Mid Cap Value Portfolio                         12.46             12.51              --   2007
                                                           10.00             12.46              --   2006
                                                           10.00             10.87              --   2005
---------------------------------------------------------------------------------------------------------
  JPMorgan Small Company Portfolio                         12.79             11.83              --   2007
                                                           10.00             12.79              --   2006
                                                           10.00             11.34              --   2005
---------------------------------------------------------------------------------------------------------
  JPMorgan U.S. Large Cap Core Equity Portfolio            11.84             11.80              --   2007
                                                           10.00             11.84              --   2006
                                                           10.00             10.36              --   2005
---------------------------------------------------------------------------------------------------------
JPMorgan Investment Trust
---------------------------------------------------------------------------------------------------------
  JPMorgan Trust Balanced Portfolio -- Class 1             10.68             11.11              --   2007
                                                           10.00             10.68              --   2006
---------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Trust Core Bond Portfolio -- Class 1                                $10.40            $10.84          5,419    2007
                                                                                10.00             10.40          6,826    2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Trust Diversified Equity Portfolio -- Class 1                        10.97             11.88          2,788    2007
                                                                                10.00             10.97             --    2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Trust Diversified Mid Cap Portfolio -- Class 1                        9.97             11.46             --    2007
                                                                                10.00              9.97             --    2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Trust Equity Index Portfolio -- Class 1                              10.84             11.17          2,227    2007
                                                                                10.00             10.84             --    2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Trust Government Bond Portfolio -- Class 1                           10.41             10.97          5,350    2007
                                                                                10.00             10.41          6,813    2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Trust Intrepid Growth Portfolio -- Class 1                           10.19             11.14          3,715    2007
                                                                                10.00             10.19             --    2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Trust Intrepid Mid Cap Growth Portfolio -- Class 1                   10.24             10.33          3,210    2007
                                                                                10.00             10.24             --    2006
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          12.34             12.15         30,824    2007
                                                                                11.37             12.34         31,236    2006
                                                                                10.57             11.37         24,984    2005
                                                                                10.00             10.57         11,344    2004
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         11.59              9.97         50,642    2007
                                                                                10.53             11.59         34,839    2006
                                                                                10.00             10.52         12,504    2005
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           12.51              9.47         13,059    2007
                                                                                10.82             12.51         14,888    2006
                                                                                10.64             10.82         15,186    2005
                                                                                10.00             10.64          5,016    2004
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  11.66             12.69          2,301    2007
                                                                                11.08             11.66          5,822    2006
                                                                                10.84             11.08          5,106    2005
                                                                                10.00             10.84            627    2004
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         12.89             13.91             --    2007
                                                                                11.66             12.89             --    2006
                                                                                11.12             11.66             --    2005
                                                                                10.00             11.12             --    2004
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           12.09             12.12          4,644    2007
                                                                                10.92             12.09          6,097    2006
                                                                                10.60             10.92          5,703    2005
                                                                                10.00             10.60          1,785    2004
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                        10.58             10.72             --    2007
                                                                                10.14             10.58             --    2006
                                                                                10.00             10.14             --    2005
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            11.27             11.48        271,670    2007
                                                                                10.30             11.27        238,327    2006
                                                                                10.00             10.30        198,345    2005
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               18.25             22.82             --    2007
                                                                                14.21             18.25             --    2006
                                                                                12.43             14.21             --    2005
                                                                                10.00             12.43             --    2004
------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                            $12.06            $12.93             --    2007
                                                                             11.09             12.06        350,814    2006
                                                                             10.91             11.09        323,610    2005
                                                                             10.00             10.91         47,184    2004
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 11.59             12.23        361,706    2007
                                                                             10.97             11.59          2,043    2006
                                                                             10.68             10.97             --    2005
                                                                             10.00             10.68             --    2004
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    14.91             12.94             --    2007
                                                                             12.95             14.91             --    2006
                                                                             11.58             12.95             --    2005
                                                                             10.00             11.58             --    2004
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          12.59             15.51             --    2007
                                                                             11.18             12.59         25,611    2006
                                                                             10.79             11.18             --    2005
                                                                             10.00             10.79             --    2004
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                14.24             12.86             --    2007
                                                                             12.66             14.24         34,807    2006
                                                                             11.77             12.66         27,464    2005
                                                                             10.00             11.77          8,840    2004
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               12.44             13.76         46,010    2007
                                                                             12.35             12.44             --    2006
                                                                             11.25             12.35             --    2005
                                                                             10.00             11.25             --    2004
---------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                10.64             11.29             --    2007
                                                                             10.37             10.64             --    2006
                                                                             10.00             10.37             --    2005
---------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        11.79             11.97         36,138    2007
                                                                             11.03             11.79         52,678    2006
                                                                             10.80             11.03         35,042    2005
                                                                             10.00             10.80         10,569    2004
---------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         10.85             11.68         33,275    2007
                                                                             10.94             10.85         30,534    2006
                                                                             10.65             10.94         27,793    2005
                                                                             10.00             10.65          9,496    2004
---------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      10.15             10.68        219,958    2007
                                                                              9.96             10.15        144,277    2006
                                                                             10.00              9.96         91,098    2005
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      10.55             11.24        174,152    2007
                                                                             10.36             10.55        226,952    2006
                                                                             10.31             10.36        141,148    2005
                                                                             10.00             10.31         64,017    2004
---------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      12.12             16.19         10,188    2007
                                                                             12.19             12.12         13,015    2006
                                                                             10.90             12.19          9,775    2005
                                                                             10.00             10.90            836    2004
---------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          15.00             13.25         11,110    2007
                                                                             13.46             15.00         18,508    2006
                                                                             11.32             13.46             --    2005
                                                                             10.00             11.32             --    2004
---------------------------------------------------------------------------------------------------------------------------

                                                                                       Number of
                                                     Accumulation      Accumulation  Accumulation
                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                       Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares        $17.68            $25.60          1,668    2007
                                                         14.81             17.68             --    2006
                                                         10.00             14.81             --    2005
-------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                  11.65             13.46             --    2007
   (formerly, OTC Fund)                                  11.23             11.65             --    2006
                                                         11.33             11.23             --    2005
                                                         10.00             11.33             --    2004
-------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
-------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares         10.00              9.72             --    2007
-------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
-------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                  13.14             12.59        100,066    2007
                                                         11.55             13.14         95,462    2006
                                                         11.32             11.55         76,220    2005
                                                         10.00             11.32         16,006    2004
-------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares          11.43             13.07             --    2007
                                                         11.36             11.43             --    2006
                                                         10.76             11.36             --    2005
                                                         10.00             10.76             --    2004
-------------------------------------------------------------------------------------------------------
XTF Advisors Trust
-------------------------------------------------------------------------------------------------------
  ETF 60 Portfolio -- Class II Shares                    10.00              9.84             --    2007
-------------------------------------------------------------------------------------------------------

                      Guaranteed Income Advantage Elected

For contracts issued on or after May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications.


                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                          $11.79            $11.90        31,229     2007
                                                                          10.79             11.79        49,205     2006
                                                                          10.43             10.79        50,993     2005
                                                                          10.00             10.43        48,466     2004
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   11.24             12.35        16,161     2007
                                                                          10.77             11.24        18,026     2006
                                                                          10.08             10.77        20,210     2005
                                                                          10.00             10.08        19,798     2004
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series 1 shares                            10.78             11.44         3,800     2007
                                                                          10.00             10.78         4,143     2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                    16.00             14.79            --     2007
                                                                          11.45             16.00            --     2006
                                                                          10.00             11.45            --     2005
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  15.98             17.30         4,337     2007
                                                                          12.27             15.98        10,675     2006
                                                                          10.62             12.27         5,655     2005
                                                                          10.00             10.62         2,894     2004
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                       10.18             11.55            --     2007
                                                                          10.00             10.18            --     2006
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         10.00             10.18            --     2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                10.72             12.61         4,455     2007
                                                                          10.07             10.72         3,031     2006
                                                                           9.90             10.07         3,178     2005
                                                                          10.00              9.90         1,660     2004
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                12.38             12.74        36,166     2007
                                                                          10.78             12.38        53,104     2006
                                                                          10.50             10.78        51,261     2005
                                                                          10.00             10.50        50,807     2004
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              15.98             16.56         8,360     2007
                                                                          12.05             15.98        10,675     2006
                                                                          10.53             12.05         2,736     2005
                                                                          10.00             10.53           425     2004
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 11.38             12.69         1,272     2007
                                                                          11.67             11.38         1,343     2006
                                                                          10.35             11.67         1,385     2005
                                                                          10.00             10.35         1,392     2004
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                  9.43             10.52            --     2007
                                                                          10.00              9.43            --     2006
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                      12.64             12.39            --     2007
                                                                          10.99             12.64            --     2006
                                                                          10.71             10.99            --     2005
                                                                          10.00             10.71            --     2004
------------------------------------------------------------------------------------------------------------------------

                                                                                                                      Number of
                                                                                    Accumulation      Accumulation  Accumulation
                                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                                      Beginning of Period End of Period  End of Period
----------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                                     $14.50            $16.80             --
                                                                                        11.81             14.50             --
                                                                                        10.63             11.81             --
                                                                                        10.00             10.63             --
----------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                            9.93             11.80             --
                                                                                        10.46              9.93             --
                                                                                        10.43             10.46             --
                                                                                        10.00             10.43             --
----------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                              13.04             12.14             --
                                                                                        11.19             13.04             --
                                                                                        10.86             11.19             --
                                                                                        10.00             10.86             --
----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                               9.91             10.65             --
                                                                                         9.93              9.91             --
                                                                                        10.00              9.93             --
----------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                   13.04             13.00         18,445
                                                                                        10.93             13.04         17,917
                                                                                        10.85             10.93         22,338
                                                                                        10.00             10.85         15,604
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                             12.61             14.45             --
                                                                                        11.03             12.61             --
                                                                                        10.00             11.03             --
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                              12.33             13.07          2,017
                                                                                        11.75             12.33          2,344
                                                                                        10.83             11.75          2,172
                                                                                        10.00             10.83          2,062
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                           13.32             12.93          7,333
                                                                                        12.09             13.32          9,189
                                                                                        11.19             12.09          8,010
                                                                                        10.00             11.19          8,814
----------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
----------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                              12.04             13.88         58,775
                                                                                        11.56             12.04         85,462
                                                                                        10.96             11.56         85,052
                                                                                        10.00             10.96         84,175
----------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         15.22             17.87         74,723
                                                                                        12.58             15.22        108,578
                                                                                        10.73             12.58        101,488
                                                                                        10.00             10.73        102,549
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares             12.28             12.23             --
                                                                                        11.61             12.28             --
                                                                                        10.84             11.61             --
                                                                                        10.00             10.84             --
----------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                            10.23             11.59             --
                                                                                         9.96             10.23             --
                                                                                         9.89              9.96             --
                                                                                        10.00              9.89             --
----------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                      Year
-------------------------------------------------------------------------------------
  VP International Fund -- Class I                                               2007
                                                                                 2006
                                                                                 2005
                                                                                 2004
-------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                    2007
                                                                                 2006
                                                                                 2005
                                                                                 2004
-------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                       2007
                                                                                 2006
                                                                                 2005
                                                                                 2004
-------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                       2007
                                                                                 2006
                                                                                 2005
-------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                            2007
                                                                                 2006
                                                                                 2005
                                                                                 2004
-------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                      2007
                                                                                 2006
                                                                                 2005
-------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                       2007
                                                                                 2006
                                                                                 2005
                                                                                 2004
-------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                    2007
                                                                                 2006
                                                                                 2005
                                                                                 2004
-------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                       2007
                                                                                 2006
                                                                                 2005
                                                                                 2004
-------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B  2007
                                                                                 2006
                                                                                 2005
                                                                                 2004
-------------------------------------------------------------------------------------
Dreyfus
-------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares      2007
                                                                                 2006
                                                                                 2005
                                                                                 2004
-------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     2007
                                                                                 2006
                                                                                 2005
                                                                                 2004
-------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares        $10.96            $10.52             --    2007
                                                                               10.22             10.96             --    2006
                                                                               10.05             10.22             --    2005
                                                                               10.00             10.05             --    2004
-----------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
-----------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                          13.18             12.65             --    2007
                                                                               11.36             13.18             --    2006
                                                                               10.77             11.36             --    2005
                                                                               10.00             10.77             --    2004
-----------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                         15.27             15.39             --    2007
                                                                               12.48             15.27             --    2006
                                                                               11.59             12.48             --    2005
                                                                               10.00             11.59             --    2004
-----------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                          9.57             10.69             --    2007
                                                                                9.70              9.57             --    2006
                                                                                9.58              9.70             --    2005
                                                                               10.00              9.58             --    2004
-----------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 10.63             10.60         65,325    2007
                                                                               10.27             10.63         76,477    2006
                                                                               10.07             10.27         78,201    2005
                                                                               10.00             10.07         82,722    2004
-----------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                            10.13             10.56         15,031    2007
                                                                               10.32             10.13         31,583    2006
                                                                                9.83             10.32         25,538    2005
                                                                               10.00              9.83         27,141    2004
-----------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-----------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                           11.18             12.26          4,066    2007
                                                                               10.78             11.18          4,591    2006
                                                                               10.60             10.78          4,898    2005
                                                                               10.00             10.60          5,105    2004
-----------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                         11.69             11.84         21,822    2007
                                                                               10.77             11.69         25,928    2006
                                                                               10.73             10.77         28,405    2005
                                                                               10.00             10.73         25,494    2004
-----------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                 13.20             15.62         57,723    2007
                                                                               11.73             13.20         92,558    2006
                                                                               10.78             11.73         82,966    2005
                                                                               10.00             10.78         93,674    2004
-----------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                           11.07             12.51          8,866    2007
                                                                               10.53             11.07         10,466    2006
                                                                               10.33             10.53         35,193    2005
                                                                               10.00             10.33         21,925    2004
-----------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                    10.40             11.10             --    2007
                                                                               10.00             10.40             --    2006
-----------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                               13.72             15.80        189,104    2007
                                                                               12.55             13.72        207,851    2006
                                                                               10.96             12.55        214,346    2005
                                                                               10.00             10.96        201,915    2004
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                  $12.47            $13.06          6,866    2007
                                                                                  11.16             12.47         10,854    2006
                                                                                   9.43             11.16         10,501    2005
                                                                                  10.00              9.43          9,247    2004
--------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  12.90             12.82         65,446    2007
                                                                                  10.96             12.90         76,780    2006
                                                                                  10.57             10.96         71,098    2005
                                                                                  10.00             10.57         73,504    2004
--------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         10.39             12.94          4,093    2007
                                                                                   9.93             10.39          8,668    2006
                                                                                   9.59              9.93          9,233    2005
                                                                                  10.00              9.59          5,755    2004
--------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                11.79             12.91          9,935    2007
                                                                                  10.64             11.79         38,075    2006
                                                                                  10.09             10.64         21,679    2005
                                                                                  10.00             10.09         26,654    2004
--------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          10.00             10.09             --    2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        14.82             16.78         99,547    2007
                                                                                  13.44             14.82        130,317    2006
                                                                                  11.60             13.44        129,199    2005
                                                                                  10.00             11.60        121,775    2004
--------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               12.87             13.32         11,200    2007
                                                                                  11.30             12.87         12,410    2006
                                                                                  11.24             11.30         21,192    2005
                                                                                  10.00             11.24         20,301    2004
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               12.05             12.27         57,445    2007
                                                                                  10.38             12.05         22,125    2006
                                                                                  10.00             10.38          8,768    2005
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     10.99             11.46             --    2007
                                                                                  10.10             10.99             --    2006
                                                                                  10.18             10.10             --    2005
                                                                                  10.00             10.18             --    2004
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         10.00              9.90             --    2007
--------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 13.53             13.74         17,640    2007
                                                                                  11.64             13.53          3,453    2006
                                                                                  10.73             11.64             --    2005
                                                                                  10.00             10.73             --    2004
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             14.18             16.07             --    2007
                                                                                  11.89             14.18             --    2006
                                                                                  11.00             11.89             --    2005
                                                                                  10.00             11.00             --    2004
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares                        13.02             14.06             --    2007
                                                                                  10.95             13.02             --    2006
                                                                                  10.78             10.95             --    2005
                                                                                  10.00             10.78             --    2004
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              11.03             11.07         16,356    2007
                                                                                  10.00             11.03             --    2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                      Number of
                                                    Accumulation      Accumulation  Accumulation
                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                      Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares             $12.39            $13.39          34,091   2007
   (formerly, Value Equity Fund)                        10.71             12.39          35,973   2006
                                                        10.49             10.71          39,010   2005
                                                        10.00             10.49          37,191   2004
------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         10.30             10.60          33,861   2007
                                                        10.05             10.30          59,116   2006
                                                        10.04             10.05          47,593   2005
                                                        10.00             10.04          50,938   2004
------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                 12.90             14.25          37,188   2007
                                                        12.12             12.90          54,250   2006
                                                        11.05             12.12          60,192   2005
                                                        10.00             11.05          60,203   2004
------------------------------------------------------------------------------------------------------
  Money Market Fund                                     10.28             10.59         296,409   2007
                                                        10.01             10.28          25,038   2006
                                                         9.92             10.01          27,530   2005
                                                        10.00              9.92          38,012   2004
------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          10.95             11.32          41,833   2007
                                                        10.23             10.95          46,454   2006
                                                        10.29             10.23          52,526   2005
                                                        10.00             10.29          41,730   2004
------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         17.79             14.87          41,404   2007
                                                        13.63             17.79          45,966   2006
                                                        12.42             13.63          51,165   2005
                                                        10.00             12.42          35,170   2004
------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 12.17             12.55          61,629   2007
                                                        10.74             12.17          71,593   2006
                                                        10.47             10.74          98,397   2005
                                                        10.00             10.47          92,137   2004
------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               12.90             12.96          70,819   2007
                                                        11.60             12.90          78,900   2006
                                                        10.79             11.60          82,514   2005
                                                        10.00             10.79          77,097   2004
------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   11.79             12.92       1,590,891   2007
                                                        10.56             11.79       1,872,708   2006
                                                        10.37             10.56       2,133,325   2005
                                                        10.00             10.37       1,854,113   2004
------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                   10.59             11.60             812   2007
                                                        10.00             10.59              --   2006
------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                    11.88             12.59          36,260   2007
                                                        10.42             11.88          40,678   2006
                                                        10.36             10.42          42,911   2005
                                                        10.00             10.36          28,214   2004
------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                      12.95             13.12           3,178   2007
                                                        11.36             12.95           3,754   2006
                                                        10.00             11.36             882   2005
------------------------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                  11.96             12.94          35,850   2007
                                                        11.03             11.96          82,641   2006
                                                        10.44             11.03          84,527   2005
                                                        10.00             10.44          35,046   2004
------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                            $13.30            $17.83         1,524     2007
                                                                                12.42             13.30         1,675     2006
                                                                                11.24             12.42         1,845     2005
                                                                                10.00             11.24           881     2004
------------------------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares                              20.46             25.70         6,668     2007
                                                                                14.21             20.46         7,794     2006
                                                                                10.97             14.21         8,285     2005
                                                                                10.00             10.97         8,860     2004
------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Bond Portfolio                                                       10.45             10.40            --     2007
                                                                                10.22             10.45            --     2006
                                                                                10.14             10.22            --     2005
                                                                                10.00             10.14            --     2004
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan International Equity Portfolio                                       14.42             15.47            --     2007
                                                                                12.03             14.42            --     2006
                                                                                11.08             12.03            --     2005
                                                                                10.00             11.08            --     2004
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Mid Cap Value Portfolio                                              14.02             14.10            --     2007
                                                                                12.22             14.02            --     2006
                                                                                11.41             12.22            --     2005
                                                                                10.00             11.41            --     2004
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Small Company Portfolio                                              13.82             12.80            --     2007
                                                                                12.24             13.82            --     2006
                                                                                12.06             12.24            --     2005
                                                                                10.00             12.06            --     2004
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan U.S. Large Cap Core Equity Portfolio                                 11.82             11.80            --     2007
                                                                                10.33             11.82            --     2006
                                                                                10.39             10.33            --     2005
                                                                                10.00             10.39            --     2004
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio -- Class 1                        10.68             11.13            --     2007
                                                                                10.00             10.68            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                       10.41             10.86            --     2007
                                                                                10.00             10.41            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1              10.98             11.90            --     2007
                                                                                10.00             10.98            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Portfolio -- Class 1              9.98             11.48            --     2007
                                                                                10.00              9.98            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                    10.85             11.19            --     2007
                                                                                10.00             10.85            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Government Bond Portfolio -- Class 1                 10.42             10.99            --     2007
                                                                                10.00             10.42            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                 10.20             11.16            --     2007
                                                                                10.00             10.20            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio -- Class 1         10.25             10.35            --     2007
                                                                                10.00             10.25            --     2006
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          11.72             11.54        12,043     2007
                                                                                10.78             11.72        14,077     2006
                                                                                10.02             10.78        15,764     2005
                                                                                10.00             10.02        15,952     2004
------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II        $11.61            $ 9.97             --    2007
                                                                                10.53             11.61             --    2006
                                                                                10.00             10.53             --    2005
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           11.79              9.48          9,064    2007
                                                                                10.19             11.79          7,963    2006
                                                                                10.01             10.19         10,526    2005
                                                                                10.00             10.01         10,559    2004
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  11.07             12.07         12,486    2007
                                                                                10.51             11.07         14,647    2006
                                                                                10.28             10.51         17,590    2005
                                                                                10.00             10.28         19,506    2004
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         12.32             13.31          2,767    2007
                                                                                11.14             12.32          2,882    2006
                                                                                10.60             11.14          4,052    2005
                                                                                10.00             10.60          4,255    2004
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           11.09             11.13         17,789    2007
                                                                                10.00             11.09         19,786    2006
                                                                                 9.70             10.00         21,864    2005
                                                                                10.00              9.70         19,998    2004
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                        10.91             11.07             --    2007
                                                                                10.44             10.91             --    2006
                                                                                10.47             10.44             --    2005
                                                                                10.00             10.47             --    2004
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            11.70             11.94         10,391    2007
                                                                                10.68             11.70         91,111    2006
                                                                                10.60             10.68         96,024    2005
                                                                                10.00             10.60             --    2004
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               17.75             22.22         15,459    2007
                                                                                13.81             17.75         18,620    2006
                                                                                12.07             13.81         19,895    2005
                                                                                10.00             12.07         16,456    2004
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                12.09             12.92          4,774    2007
                                                                                11.11             12.09        137,284    2006
                                                                                10.92             11.11        163,805    2005
                                                                                10.00             10.92        148,028    2004
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    11.07             12.28         18,653    2007
                                                                                10.47             11.07         48,760    2006
                                                                                10.17             10.47         39,961    2005
                                                                                10.00             10.17         48,453    2004
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       14.27             12.37         44,623    2007
                                                                                12.39             14.27        123,112    2006
                                                                                11.07             12.39        128,241    2005
                                                                                10.00             11.07        106,323    2004
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             12.09             14.86         89,764    2007
                                                                                10.73             12.09         26,070    2006
                                                                                10.34             10.73         29,165    2005
                                                                                10.00             10.34         31,368    2004
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                   13.37             12.36         22,358    2007
                                                                                11.88             13.37         41,048    2006
                                                                                11.03             11.88         34,602    2005
                                                                                10.00             11.03         26,875    2004
------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                              $12.42            $12.94         36,580    2007
                                                                             12.32             12.42          6,836    2006
                                                                             11.21             12.32          8,023    2005
                                                                             10.00             11.21          7,188    2004
---------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                10.66             11.32          2,643    2007
                                                                             10.38             10.66          2,786    2006
                                                                             10.00             10.38             --    2005
---------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        11.69             11.87         44,835    2007
                                                                             10.92             11.69         70,526    2006
                                                                             10.68             10.92         69,800    2005
                                                                             10.00             10.68         63,238    2004
---------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         10.54             11.35          4,280    2007
                                                                             10.61             10.54          4,561    2006
                                                                             10.32             10.61          4,852    2005
                                                                             10.00             10.32          5,062    2004
---------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      10.17             10.71          6,621    2007
                                                                              9.96             10.17          2,181    2006
                                                                             10.00              9.96             --    2005
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      10.43             11.13        157,520    2007
                                                                             10.23             10.43        192,547    2006
                                                                             10.18             10.23        206,991    2005
                                                                             10.00             10.18        140,811    2004
---------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      11.53             15.67          9,806    2007
                                                                             11.59             11.53            302    2006
                                                                             10.35             11.59            328    2005
                                                                             10.00             10.35            321    2004
---------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          14.50             12.62            322    2007
                                                                             13.01             14.50         11,001    2006
                                                                             10.93             13.01          7,208    2005
                                                                             10.00             10.93          7,659    2004
---------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             17.71             25.67          2,158    2007
                                                                             14.82             17.71          2,579    2006
                                                                             10.00             14.82          1,436    2005
---------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                      10.84             12.53          6,430    2007
   (formerly, OTC Fund)                                                      10.44             10.84          6,977    2006
                                                                             10.52             10.44          7,745    2005
                                                                             10.00             10.52          7,821    2004
---------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             10.00              9.73             --    2007
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      12.74             12.21         60,074    2007
                                                                             11.18             12.74         66,084    2006
                                                                             10.95             11.18         72,848    2005
                                                                             10.00             10.95         64,668    2004
---------------------------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares                              10.88             12.45          4,471    2007
                                                                             10.80             10.88          4,841    2006
                                                                             10.22             10.80          5,151    2005
                                                                             10.00             10.22          5,205    2004
---------------------------------------------------------------------------------------------------------------------------
XTF Advisors Trust
---------------------------------------------------------------------------------------------------------------------------
  ETF 60 Portfolio -- Class II Shares                                        10.00              9.85             --    2007
---------------------------------------------------------------------------------------------------------------------------

                      Principal Payment Advantage Elected


                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                          $12.35            $12.28        40,897     2007
                                                                          11.14             12.35        42,701     2006
                                                                          10.76             11.14        58,299     2005
                                                                          10.00             10.76        42,247     2004
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   12.01             13.20            --     2007
                                                                          11.50             12.01            --     2006
                                                                          10.77             11.50            --     2005
                                                                          10.00             10.77            --     2004
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series 1 shares                            10.78             11.44         8,077     2007
                                                                          10.00             10.78         5,551     2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  15.41             17.30        33,852     2007
                                                                          12.27             15.41        21,939     2006
                                                                          10.62             12.27        27,194     2005
                                                                          10.00             10.62         6,317     2004
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                       10.18             11.55            --     2007
                                                                          10.00             10.18            --     2006
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         10.00             10.18            --     2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                11.95             14.06            --     2007
                                                                          11.23             11.95            --     2006
                                                                          11.04             11.23            --     2005
                                                                          10.00             11.04            --     2004
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                12.75             13.12        43,163     2007
                                                                          11.10             12.75        51,636     2006
                                                                          10.81             11.10        44,753     2005
                                                                          10.00             10.81        27,125     2004
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              15.98             16.56        87,448     2007
                                                                          12.05             15.98        50,106     2006
                                                                          10.53             12.05        46,233     2005
                                                                          10.00             10.53         4,345     2004
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 12.00             13.38        16,976     2007
                                                                          12.30             12.00        27,161     2006
                                                                          10.91             12.30        27,223     2005
                                                                          10.00             10.91        11,112     2004
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                  9.43             10.52            --     2007
                                                                          10.00              9.43            --     2006
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                      12.32             12.08            --     2007
                                                                          10.72             12.32            --     2006
                                                                          10.00             10.72            --     2005
------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                        14.17             16.41           787     2007
                                                                          11.54             14.17           731     2006
                                                                          10.00             11.54            --     2005
------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                             10.39             12.34         3,623     2007
                                                                          10.94             10.39         4,065     2006
                                                                          10.00             10.94         3,538     2005
------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                12.51             11.64            --     2007
                                                                          10.73             12.51           126     2006
                                                                          10.00             10.73            --     2005
------------------------------------------------------------------------------------------------------------------------

                                                                                                                  Number of
                                                                                Accumulation      Accumulation  Accumulation
                                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                                  Beginning of Period End of Period  End of Period
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                         $ 9.91            $10.65         15,144
                                                                                     9.93              9.91         15,453
                                                                                    10.00              9.93         12,057
------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                               13.04             13.00         26,312
                                                                                    10.93             13.04         28,867
                                                                                    10.85             10.93         27,209
                                                                                    10.00             10.85          9,040
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                         12.61             14.45         30,917
                                                                                    11.03             12.61         22,011
                                                                                    10.00             11.03             --
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                          12.33             13.07             --
                                                                                    11.74             12.33             --
                                                                                    10.83             11.74             --
                                                                                    10.00             10.83             --
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                       13.32             12.93         16,105
                                                                                    12.09             13.32         17,223
                                                                                    11.19             12.09         14,600
                                                                                    10.00             11.19          1,334
------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                          12.36             14.25         60,004
                                                                                    11.87             12.36         71,458
                                                                                    11.25             11.87         63,794
                                                                                    10.00             11.25         32,887
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --             15.58             18.30        121,167
   Class B                                                                          12.88             15.58        137,019
                                                                                    10.98             12.88        145,933
                                                                                    10.00             10.98         61,588
------------------------------------------------------------------------------------------------------------------------------
Dreyfus
------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         12.11             12.07             --
                                                                                    11.45             12.11            817
                                                                                    10.00             11.45            804
------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                        10.35             12.29             --
                                                                                    10.07             10.35          4,477
                                                                                    10.00             10.07          4,252
------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares              11.62             10.64          3,443
                                                                                    10.83             11.62             --
                                                                                    10.00             10.83             --
------------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                               12.52             12.02             --
                                                                                    10.79             12.52             --
                                                                                    10.00             10.79             --
------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                              14.08             14.18             --
                                                                                    11.51             14.08             --
                                                                                    10.00             11.51             --
------------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                              11.39             12.73             --
                                                                                    11.56             11.39             --
                                                                                    10.00             11.56             --
------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                  Year
---------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
---------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                   2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
---------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                        2007
                                                                             2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                  2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                   2007
                                                                             2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                2007
                                                                             2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
---------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                   2007
                                                                             2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --      2007
   Class B                                                                   2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
Dreyfus
---------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares  2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                 2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares       2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
DWS Variable Series II
---------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                        2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                       2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                       2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                         $10.63            $10.59         22,144    2007
                                                                        10.25             10.63             --    2006
                                                                        10.06             10.25             --    2005
                                                                        10.00             10.06             --    2004
----------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                     10.31             10.74            947    2007
                                                                        10.50             10.31             --    2006
                                                                        10.00             10.50             --    2005
                                                                        10.00             10.00             --    2004
----------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                    11.18             12.26             --    2007
                                                                        10.77             11.18             --    2006
                                                                        10.60             10.77             --    2005
                                                                        10.00             10.60             --    2004
----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  11.63             11.77         23,182    2007
                                                                        10.71             11.63         23,397    2006
                                                                        10.67             10.71         29,657    2005
                                                                        10.00             10.67         12,116    2004
----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          13.68             16.20             --    2007
                                                                        12.16             13.68             --    2006
                                                                        11.18             12.16             --    2005
                                                                        10.00             11.18             --    2004
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    10.40             12.51        323,813    2007
                                                                        10.53             10.40         14,792    2006
                                                                        10.33             10.53        381,414    2005
                                                                        10.00             10.33        214,116    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             10.40             11.10         14,474    2007
                                                                        10.00             10.40         14,792    2006
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        13.93             16.04         18,695    2007
                                                                        12.73             13.93          2,811    2006
                                                                        11.13             12.73             --    2005
                                                                        10.00             11.13             --    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         14.06             14.72             --    2007
                                                                        12.58             14.06             --    2006
                                                                        10.62             12.58             --    2005
                                                                        10.00             10.62             --    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        13.39             13.30         76,753    2007
                                                                        11.37             13.39         51,616    2006
                                                                        10.97             11.37         59,468    2005
                                                                        10.00             10.97         17,355    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               11.30             13.54             --    2007
                                                                        10.80             11.30         33,614    2006
                                                                        10.43             10.80         32,944    2005
                                                                        10.00             10.43         16,001    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      12.33             14.04         26,289    2007
                                                                        11.13             12.33             --    2006
                                                                        10.56             11.13             --    2005
                                                                        10.00             10.56             --    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                10.00             10.09         22,101    2007
----------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                       $15.60            $17.65         58,504    2007
                                                                                  14.14             15.60         62,439    2006
                                                                                  12.20             14.14         60,009    2005
                                                                                  10.00             12.20         29,081    2004
--------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               12.87             13.32             --    2007
                                                                                  11.30             12.87             --    2006
                                                                                  11.24             11.30             --    2005
                                                                                  10.00             11.24             --    2004
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               12.05             12.27        780,809    2007
                                                                                  10.38             12.05        821,215    2006
                                                                                  10.00             10.38        595,181    2005
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     11.32             11.80             --    2007
                                                                                  10.40             11.32          1,847    2006
                                                                                  10.00             10.40          1,209    2005
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         10.00              9.90             --    2007
--------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 12.80             13.00            413    2007
                                                                                  11.02             12.80          3,106    2006
                                                                                  10.00             11.02             --    2005
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             13.30             15.07          1,001    2007
                                                                                  11.16             13.30          2,279    2006
                                                                                  10.00             11.16          1,584    2005
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares                        12.50             13.49             --    2007
                                                                                  10.51             12.50             --    2006
                                                                                  10.00             10.51             --    2005
--------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        12.84             13.88             --    2007
   (formerly, Value Equity Fund)                                                  11.10             12.84            807    2006
                                                                                  10.87             11.10             --    2005
                                                                                  10.00             10.87             --    2004
--------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   10.50             10.80         64,790    2007
                                                                                  10.25             10.50         71,639    2006
                                                                                  10.23             10.25         63,706    2005
                                                                                  10.00             10.23         40,814    2004
--------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           13.37             14.78         24,144    2007
                                                                                  12.57             13.37         20,189    2006
                                                                                  11.46             12.57         25,219    2005
                                                                                  10.00             11.46         11,252    2004
--------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               10.31             10.62        412,866    2007
                                                                                  10.04             10.31        261,689    2006
                                                                                   9.95             10.04        268,448    2005
                                                                                  10.00              9.95        102,071    2004
--------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    11.32             11.70             --    2007
                                                                                  10.56             11.32             --    2006
                                                                                  10.63             10.56             --    2005
                                                                                  10.00             10.63             --    2004
--------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   19.57             16.35            168    2007
                                                                                  14.98             19.57            530    2006
                                                                                  13.66             14.98             --    2005
                                                                                  10.00             13.66             --    2004
--------------------------------------------------------------------------------------------------------------------------------

                                                                                         Number of
                                                       Accumulation      Accumulation  Accumulation
                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                         Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                   $12.68            $13.08          12,591   2007
                                                           11.19             12.68              --   2006
                                                           10.91             11.19              --   2005
                                                           10.00             10.91              --   2004
---------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                  13.23             13.29          21,799   2007
                                                           11.90             13.23          22,509   2006
                                                           11.07             11.90          25,455   2005
                                                           10.00             11.07           9,652   2004
---------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                      12.11             13.27       8,727,561   2007
                                                           10.84             12.11       9,520,799   2006
                                                           10.66             10.84       8,996,013   2005
                                                           10.00             10.66       2,646,694   2004
---------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                      10.59             11.60         285,072   2007
                                                           10.00             10.59         271,049   2006
---------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                       12.25             12.99              --   2007
                                                           10.75             12.25              --   2006
                                                           10.69             10.75              --   2005
                                                           10.00             10.69              --   2004
---------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
---------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                         12.95             13.12          17,833   2007
                                                           11.36             12.95          16,630   2006
                                                           10.00             11.36          15,261   2005
---------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                     12.32             13.34         218,482   2007
                                                           11.37             12.32         256,212   2006
                                                           10.76             11.37         257,220   2005
                                                           10.00             10.76         128,105   2004
---------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                        13.42             17.99          15,631   2007
                                                           12.52             13.42           3,335   2006
                                                           11.34             12.52              --   2005
                                                           10.00             11.34              --   2004
---------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares         21.16             26.59              --   2007
                                                           14.70             21.16              --   2006
                                                           11.35             14.70              --   2005
                                                           10.00             11.35          21,993   2004
---------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
---------------------------------------------------------------------------------------------------------
  JPMorgan Bond Portfolio                                  10.29             10.24              --   2007
                                                           10.07             10.29           1,213   2006
                                                           10.00             10.07           1,157   2005
---------------------------------------------------------------------------------------------------------
  JPMorgan International Equity Portfolio                  13.51             14.50           4,127   2007
                                                           11.28             13.51           4,355   2006
                                                           10.00             11.28           4,865   2005
---------------------------------------------------------------------------------------------------------
  JPMorgan Mid Cap Value Portfolio                         12.48             12.55           2,549   2007
                                                           10.88             12.48           2,472   2006
                                                           10.00             10.88           2,645   2005
---------------------------------------------------------------------------------------------------------
  JPMorgan Small Company Portfolio                         12.81             11.86              --   2007
                                                           11.35             12.81              --   2006
                                                           10.00             11.35              --   2005
---------------------------------------------------------------------------------------------------------
  JPMorgan U.S. Large Cap Core Equity Portfolio            11.86             11.83              --   2007
                                                           10.36             11.86              --   2006
                                                           10.00             10.36              --   2005
---------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio -- Class 1                       $10.68            $11.13             --    2007
                                                                                10.00             10.68             --    2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                       10.41             10.86            701    2007
                                                                                10.00             10.41          1,122    2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1              10.98             11.90            361    2007
                                                                                10.00             10.98             --    2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Portfolio -- Class 1              9.98             11.48             --    2007
                                                                                10.00              9.98             --    2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                    10.85             11.19            289    2007
                                                                                10.00             10.85             --    2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Government Bond Portfolio -- Class 1                 10.42             10.99            692    2007
                                                                                10.00             10.42          1,120    2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                 10.20             11.16            482    2007
                                                                                10.00             10.20             --    2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio -- Class 1         10.25             10.35            416    2007
                                                                                10.00             10.25             --    2006
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          12.38             12.19         27,349    2007
                                                                                11.39             12.38         26,585    2006
                                                                                10.58             11.39         28,271    2005
                                                                                10.00             10.58          3,798    2004
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         11.61              9.97         47,877    2007
                                                                                10.54             11.61         41,334    2006
                                                                                10.00             10.53         13,147    2005
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           12.54              9.48         12,079    2007
                                                                                10.84             12.54         12,401    2006
                                                                                10.65             10.84         10,582    2005
                                                                                10.00             10.65          8,999    2004
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  11.69             12.74         16,613    2007
                                                                                11.10             11.69         18,013    2006
                                                                                10.85             11.10         15,815    2005
                                                                                10.00             10.85          2,119    2004
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         12.93             13.96             --    2007
                                                                                11.68             12.93             --    2006
                                                                                11.12             11.68             --    2005
                                                                                10.00             11.12             --    2004
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           12.13             12.17         15,898    2007
                                                                                10.94             12.13         17,769    2006
                                                                                10.61             10.94         15,613    2005
                                                                                10.00             10.61         13,398    2004
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                        10.59             10.75             --    2007
                                                                                10.15             10.59             --    2006
                                                                                10.00             10.15             --    2005
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            11.29             11.51        429,371    2007
                                                                                10.30             11.29        558,317    2006
                                                                                10.00             10.30        465,085    2005
------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                           $18.30            $22.91            717    2007
                                                                             14.23             18.30            585    2006
                                                                             12.44             14.23             --    2005
                                                                             10.00             12.44             --    2004
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                             12.09             12.98             --    2007
                                                                             11.11             12.09        381,484    2006
                                                                             10.92             11.11        402,956    2005
                                                                             10.00             10.92        132,008    2004
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 11.62             12.28        353,889    2007
                                                                             10.99             11.62            335    2006
                                                                             10.68             10.99             --    2005
                                                                             10.00             10.68             --    2004
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    14.95             12.99            835    2007
                                                                             12.97             14.95             --    2006
                                                                             11.59             12.97             --    2005
                                                                             10.00             11.59             --    2004
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          12.63             15.56             --    2007
                                                                             11.20             12.63          7,042    2006
                                                                             10.80             11.20             --    2005
                                                                             10.00             10.80             --    2004
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                14.28             12.91            630    2007
                                                                             12.68             14.28         32,296    2006
                                                                             11.78             12.68         32,893    2005
                                                                             10.00             11.78          6,730    2004
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               12.47             13.82         44,392    2007
                                                                             12.37             12.47             --    2006
                                                                             11.26             12.37             --    2005
                                                                             10.00             11.26             --    2004
---------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                10.66             11.32             --    2007
                                                                             10.38             10.66             --    2006
                                                                             10.00             10.38             --    2005
---------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        11.82             12.01         40,777    2007
                                                                             11.04             11.82         48,700    2006
                                                                             10.81             11.04         39,094    2005
                                                                             10.00             10.81         13,214    2004
---------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         10.88             11.72         41,567    2007
                                                                             10.96             10.88         25,398    2006
                                                                             10.66             10.96         17,190    2005
                                                                             10.00             10.66          7,912    2004
---------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      10.17             10.71        278,129    2007
                                                                              9.96             10.17        177,748    2006
                                                                             10.00              9.96        130,107    2005
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      10.57             11.28        207,881    2007
                                                                             10.38             10.57        228,944    2006
                                                                             10.32             10.38        231,271    2005
                                                                             10.00             10.32        102,615    2004
---------------------------------------------------------------------------------------------------------------------------

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                    $12.15            $16.25         13,500    2007
                                                            12.21             12.15          5,717    2006
                                                            10.91             12.21          3,973    2005
                                                            10.00             10.91            662    2004
----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         15.04             13.30          5,488    2007
                                                            13.48             15.04          5,393    2006
                                                            11.33             13.48             --    2005
                                                            10.00             11.33             --    2004
----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            17.71             25.67          2,244    2007
                                                            14.82             17.71             --    2006
                                                            10.00             14.82             --    2005
----------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                     11.69             13.51             --    2007
   (formerly, OTC Fund)                                     11.25             11.69             --    2006
                                                            11.34             11.25             --    2005
                                                            10.00             11.34             --    2004
----------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares            10.00              9.73             --    2007
----------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                     13.18             12.63        114,536    2007
                                                            11.57             13.18        103,630    2006
                                                            11.32             11.57        105,107    2005
                                                            10.00             11.32         15,109    2004
----------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares             11.46             13.12             --    2007
                                                            11.38             11.46             --    2006
                                                            10.77             11.38             --    2005
                                                            10.00             10.77             --    2004
----------------------------------------------------------------------------------------------------------
XTF Advisors Trust
----------------------------------------------------------------------------------------------------------
  ETF 60 Portfolio -- Class II Shares                       10.00              9.85             --    2007
----------------------------------------------------------------------------------------------------------

                      Guaranteed Income Advantage Elected

For contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications.


                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                          $11.99            $11.92         3,205     2007
                                                                          10.83             11.99         3,875     2006
                                                                          10.00             10.83         1,892     2005
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   12.01             13.19            --     2007
                                                                          11.52             12.01            --     2006
                                                                          10.00             11.52            18     2005
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series 1 shares                            10.77             11.42            --     2007
                                                                          10.00             10.77            --     2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                    15.97             14.75            --     2007
                                                                          11.45             15.97            --     2006
                                                                          10.00             11.45            --     2005
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  14.91             16.73         7,631     2007
                                                                          11.89             14.91         8,684     2006
                                                                          10.00             11.89           915     2005
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                       10.17             11.53            --     2007
                                                                          10.00             10.17            --     2006
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         10.00             10.18            --     2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                12.39             14.56           460     2007
                                                                          11.65             12.39            --     2006
                                                                          10.00             11.65            --     2005
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                12.18             12.52        14,029     2007
                                                                          10.62             12.18        14,847     2006
                                                                          10.00             10.62         7,585     2005
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              15.70             16.25        24,580     2007
                                                                          11.85             15.70        25,655     2006
                                                                          10.00             11.85        12,224     2005
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 12.00             13.36            --     2007
                                                                          12.31             12.00            --     2006
                                                                          10.00             12.31            --     2005
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                  9.42             10.50            --     2007
                                                                          10.00              9.42            --     2006
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                      12.30             12.05            --     2007
                                                                          10.71             12.30            --     2006
                                                                          10.00             10.71            --     2005
------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                 9.89             10.62         1,010     2007
                                                                           9.93              9.89         1,186     2006
                                                                          10.00              9.93           750     2005
------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                        14.14             16.37            --     2007
                                                                          11.53             14.14            --     2006
                                                                          10.00             11.53            --     2005
------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                             10.37             12.30            --     2007
                                                                          10.93             10.37            --     2006
                                                                          10.00             10.93            --     2005
------------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                     $12.49            $11.61            --     2007
                                                                                10.73             12.49            --     2006
                                                                                10.00             10.73            --     2005
------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                           12.80             12.74         3,361     2007
                                                                                10.74             12.80         3,373     2006
                                                                                10.00             10.74         1,891     2005
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     12.59             14.41        33,737     2007
                                                                                11.03             12.59        22,701     2006
                                                                                10.00             11.03         4,862     2005
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      12.15             12.87            --     2007
                                                                                11.58             12.15            --     2006
                                                                                10.00             11.58            --     2005
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   13.11             12.70         5,046     2007
                                                                                11.91             13.11         5,470     2006
                                                                                10.00             11.91         1,613     2005
------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      11.66             13.43        14,507     2007
                                                                                11.21             11.66        19,687     2006
                                                                                10.00             11.21        10,339     2005
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         15.12             17.74         8,156     2007
   Class B                                                                      12.51             15.12         9,065     2006
                                                                                10.00             12.51         3,715     2005
------------------------------------------------------------------------------------------------------------------------------
Dreyfus
------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio --                    12.09             12.03            --     2007
   Initial Shares                                                               11.44             12.09            --     2006
                                                                                10.00             11.44            --     2005
------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                    10.33             12.26            --     2007
                                                                                10.06             10.33            --     2006
                                                                                10.00             10.06            --     2005
------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares          11.60             10.61            --     2007
                                                                                10.83             11.60            --     2006
                                                                                10.00             10.83            --     2005
------------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                           12.50             11.99            --     2007
                                                                                10.78             12.50            --     2006
                                                                                10.00             10.78            --     2005
------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                          14.05             14.14            --     2007
                                                                                11.50             14.05            --     2006
                                                                                10.00             11.50            --     2005
------------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                          11.37             12.69            --     2007
                                                                                11.54             11.37            --     2006
                                                                                10.00             11.54            --     2005
------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  10.49             10.44         4,573     2007
                                                                                10.13             10.49         3,982     2006
                                                                                10.00             10.13         3,813     2005
------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             11.00             11.45         1,429     2007
                                                                                11.22             11.00           625     2006
                                                                                10.00             11.22            77     2005
------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                   $11.67            $12.78            --     2007
                                                                        11.26             11.67            --     2006
                                                                        10.00             11.26            --     2005
----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  11.27             11.40         1,276     2007
                                                                        10.40             11.27         1,282     2006
                                                                        10.00             10.40         1,288     2005
----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          13.38             15.82         9,460     2007
                                                                        11.90             13.38         9,632     2006
                                                                        10.00             11.90        10,276     2005
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    11.10             12.54         1,329     2007
                                                                        10.57             11.10           971     2006
                                                                        10.00             10.57         6,846     2005
----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             10.39             11.08           363     2007
                                                                        10.00             10.39            --     2006
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        12.96             14.91        67,084     2007
                                                                        11.86             12.96        71,914     2006
                                                                        10.00             11.86        44,814     2005
----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         14.25             14.91            --     2007
                                                                        12.77             14.25            --     2006
                                                                        10.00             12.77            --     2005
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        12.81             12.71         6,563     2007
                                                                        10.89             12.81         7,924     2006
                                                                        10.00             10.89         9,849     2005
----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               11.65             13.43           950     2007
                                                                        11.14             11.65         3,523     2006
                                                                        10.00             11.14           742     2005
----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      12.24             14.46         3,288     2007
                                                                        11.06             12.24           974     2006
                                                                        10.00             11.06           106     2005
----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                10.00             10.08            --     2007
----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              13.32             15.06        15,964     2007
                                                                        12.08             13.32        16,107     2006
                                                                        10.00             12.08         9,512     2005
----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     13.26             13.71         3,866     2007
                                                                        11.66             13.26         4,350     2006
                                                                        10.00             11.66         2,272     2005
----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                     12.02             12.23        82,265     2007
                                                                        10.37             12.02        54,434     2006
                                                                        10.00             10.37        20,314     2005
----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares           11.30             11.77            --     2007
                                                                        10.39             11.30            --     2006
                                                                        10.00             10.39            --     2005
----------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund --
   Class 2 Shares                                                       10.00              9.90            --     2007
----------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                       12.78             12.97         5,930     2007
                                                                        11.00             12.78         2,258     2006
                                                                        10.00             11.00            --     2005
----------------------------------------------------------------------------------------------------------------------

                                                                                                 Number of
                                                               Accumulation      Accumulation  Accumulation
                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                 Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares             $13.28            $15.03              --   2007
                                                                   11.15             13.28              --   2006
                                                                   10.00             11.15              --   2005
-----------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares         12.48             13.46              --   2007
                                                                   10.50             12.48              --   2006
                                                                   10.00             10.50              --   2005
-----------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares               11.02             11.06           6,719   2007
                                                                   10.00             11.02           2,675   2006
-----------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                         12.19             13.16           9,211   2007
   (formerly, Value Equity Fund)                                   10.55             12.19           7,811   2006
                                                                   10.00             10.55           3,721   2005
-----------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                    10.26             10.55           6,390   2007
                                                                   10.03             10.26           5,207   2006
                                                                   10.00             10.03           1,021   2005
-----------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                            12.29             13.57           9,922   2007
                                                                   11.56             12.29          11,813   2006
                                                                   10.00             11.56           2,548   2005
-----------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                10.34             10.63           5,929   2007
                                                                   10.08             10.34          14,256   2006
                                                                   10.00             10.08           2,028   2005
-----------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                     11.44             11.81           4,551   2007
                                                                   10.69             11.44           4,959   2006
                                                                   10.00             10.69           5,169   2005
-----------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                    14.72             12.29          14,435   2007
                                                                   11.29             14.72          14,371   2006
                                                                   10.00             11.29           4,252   2005
-----------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                            12.18             12.55          14,955   2007
                                                                   10.76             12.18          15,904   2006
                                                                   10.00             10.76          10,486   2005
-----------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                          12.55             12.60           9,341   2007
                                                                   11.30             12.55          10,749   2006
                                                                   10.00             11.30           9,631   2005
-----------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                              11.83             12.95       1,026,719   2007
                                                                   10.60             11.83       2,121,338   2006
                                                                   10.00             10.60       3,352,669   2005
-----------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                              10.58             11.58         244,197   2007
                                                                   10.00             10.58         276,682   2006
-----------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                               11.98             12.68             196   2007
                                                                   10.52             11.98              99   2006
                                                                   10.00             10.52             136   2005
-----------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                 12.93             13.08          13,864   2007
                                                                   11.35             12.93          14,614   2006
                                                                   10.00             11.35           7,269   2005
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-----------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                             11.83             12.79           7,795   2007
                                                                   10.92             11.83           7,842   2006
                                                                   10.00             10.92           4,871   2005
-----------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                            $12.31            $16.49         7,599     2007
                                                                                11.50             12.31         3,628     2006
                                                                                10.00             11.50         1,282     2005
------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Bond Portfolio                                                       10.28             10.21            --     2007
                                                                                10.06             10.28            --     2006
                                                                                10.00             10.06            --     2005
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan International Equity Portfolio                                       13.49             14.46            --     2007
                                                                                11.27             13.49            --     2006
                                                                                10.00             11.27            --     2005
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Mid Cap Value Portfolio                                              12.46             12.51            --     2007
                                                                                10.87             12.46            --     2006
                                                                                10.00             10.87            --     2005
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Small Company Portfolio                                              12.79             11.83            --     2007
                                                                                11.34             12.79            --     2006
                                                                                10.00             11.34            --     2005
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan U.S. Large Cap Core Equity Portfolio                                 11.84             11.80            --     2007
                                                                                10.35             11.84            --     2006
                                                                                10.00             10.35            --     2005
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio -- Class 1                        10.68             11.11            --     2007
                                                                                10.00             10.68            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                       10.40             10.84            --     2007
                                                                                10.00             10.40            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1              10.97             11.88            --     2007
                                                                                10.00             10.97            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Portfolio -- Class 1              9.97             11.46            --     2007
                                                                                10.00              9.97            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                    10.84             11.17            --     2007
                                                                                10.00             10.84            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Government Bond Portfolio -- Class 1                 10.41             10.97            --     2007
                                                                                10.00             10.41            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                 10.19             11.14            --     2007
                                                                                10.00             10.19            --     2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio -- Class 1         10.24             10.33            --     2007
                                                                                10.00             10.24            --     2006
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          12.69             12.49         7,157     2007
                                                                                11.69             12.69         8,739     2006
                                                                                10.00             11.69         6,688     2005
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         11.59              9.97            --     2007
                                                                                10.53             11.59            --     2006
                                                                                10.00             10.53            --     2005
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           12.64              9.47        11,137     2007
                                                                                10.94             12.64         8,563     2006
                                                                                10.00             10.94         2,074     2005
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  11.56             12.58         1,750     2007
                                                                                10.98             11.56         2,829     2006
                                                                                10.00             10.98            --     2005
------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                     $12.16            $13.12         1,247     2007
                                                                             11.00             12.16         1,319     2006
                                                                             10.00             11.00            --     2005
---------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                        13.30             13.34            --     2007
                                                                             12.02             13.30           240     2006
                                                                             10.00             12.02            66     2005
---------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                     10.58             10.72            --     2007
                                                                             10.13             10.58            --     2006
                                                                             10.00             10.13            --     2005
---------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                         11.27             11.48        11,111     2007
                                                                             10.30             11.27        11,109     2006
                                                                             10.00             10.30         9,494     2005
---------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                            14.70             18.38        13,401     2007
                                                                             11.45             14.70        13,738     2006
                                                                             10.00             11.45         6,941     2005
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                             11.35             12.22         4,559     2007
                                                                             10.44             11.35         4,045     2006
                                                                             10.00             10.44            --     2005
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 11.47             11.51         3,992     2007
                                                                             10.86             11.47         2,858     2006
                                                                             10.00             10.86         2,746     2005
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    13.74             12.80         2,580     2007
                                                                             11.94             13.74        34,137     2006
                                                                             10.00             11.94        19,407     2005
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          12.24             14.29        33,032     2007
                                                                             10.88             12.24        10,632     2006
                                                                             10.00             10.88           233     2005
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                13.27             12.50        10,497     2007
                                                                             11.81             13.27        17,891     2006
                                                                             10.00             11.81         2,225     2005
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               11.76             12.83        17,799     2007
                                                                             11.67             11.76         5,110     2006
                                                                             10.00             11.67         2,610     2005
---------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                10.64             11.29        27,102     2007
                                                                             10.38             10.64        33,964     2006
                                                                             10.00             10.38        10,947     2005
---------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        11.22             11.38         4,521     2007
                                                                             10.49             11.22         4,735     2006
                                                                             10.00             10.49         3,325     2005
---------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares          9.94             10.70         2,822     2007
                                                                             10.03              9.94         2,929     2006
                                                                             10.00             10.03           615     2005
---------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      10.15             10.68           162     2007
                                                                              9.96             10.15           733     2006
                                                                             10.00              9.96           278     2005
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      10.18             10.85        25,376     2007
                                                                             10.00             10.18        30,803     2006
                                                                             10.00             10.00        14,542     2005
---------------------------------------------------------------------------------------------------------------------------

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                    $11.96            $14.77        18,004     2007
                                                            12.03             11.96            --     2006
                                                            10.00             12.03            --     2005
----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         13.68             13.08            --     2007
                                                            12.28             13.68        18,155     2006
                                                            10.00             12.28         7,447     2005
----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            17.68             25.60        17,940     2007
                                                            14.81             17.68        16,366     2006
                                                            10.00             14.81         7,259     2005
----------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                     11.83             13.66            52     2007
   (formerly, OTC Fund)                                     11.41             11.83            71     2006
                                                            10.00             11.41            93     2005
----------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares            10.00              9.72            --     2007
----------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                     11.97             11.46        21,940     2007
                                                            10.52             11.97        19,787     2006
                                                            10.00             10.52        14,005     2005
----------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares             11.44             13.08           688     2007
                                                            11.37             11.44           873     2006
                                                            10.00             11.37           347     2005
----------------------------------------------------------------------------------------------------------
XTF Advisors Trust
----------------------------------------------------------------------------------------------------------
  ETF 60 Portfolio -- Class II Shares                       10.00              9.84            --     2007
----------------------------------------------------------------------------------------------------------

                         Lifetime Income Plus Elected


                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                          $11.62            $11.53          68,726   2007
                                                                          10.50             11.62          59,565   2006
                                                                          10.00             10.50           8,106   2005
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   11.05             12.12              --   2007
                                                                          10.60             11.05              --   2006
                                                                          10.00             10.60              --   2005
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series 1 shares                            10.77             11.40          13,110   2007
                                                                          10.00             10.77          14,525   2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                    14.94             13.79           4,450   2007
                                                                          10.72             14.94              --   2006
                                                                          10.00             10.72              --   2005
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  14.10             15.06         636,531   2007
                                                                          10.73             14.10       1,057,926   2006
                                                                          10.00             10.73          22,579   2005
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                       10.16             11.51              --   2007
                                                                          10.00             10.16              --   2006
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         10.00             10.17          72,023   2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                11.30             13.26              --   2007
                                                                          10.64             11.30              --   2006
                                                                          10.00             10.64              --   2005
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                12.03             12.35          51,181   2007
                                                                          10.50             12.03          51,524   2006
                                                                          10.00             10.50          14,249   2005
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              14.10             14.59       1,501,248   2007
                                                                          10.66             14.10       1,057,926   2006
                                                                          10.00             10.66          42,816   2005
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 10.64             11.84          61,952   2007
                                                                          10.93             10.64          61,038   2006
                                                                          10.00             10.93           9,845   2005
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                  9.41             10.48              --   2007
                                                                          10.00              9.41              --   2006
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                      11.79             11.54           6,273   2007
                                                                          10.28             11.79           6,173   2006
                                                                          10.00             10.28              --   2005
------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                        13.06             15.10          52,774   2007
                                                                          10.66             13.06          55,886   2006
                                                                          10.00             10.66              --   2005
------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                             10.02             11.87             905   2007
                                                                          10.57             10.02           1,107   2006
                                                                          10.00             10.57              --   2005
------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                12.27             11.40              --   2007
                                                                          10.55             12.27           8,445   2006
                                                                          10.00             10.55              --   2005
------------------------------------------------------------------------------------------------------------------------

                                                                                                                  Number of
                                                                                Accumulation      Accumulation  Accumulation
                                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                                  Beginning of Period End of Period  End of Period
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                         $ 9.95            $10.67          45,817
                                                                                    10.00              9.95          78,258
                                                                                    10.00             10.00           6,011
------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                               12.48             12.41         108,154
                                                                                    10.48             12.48          98,645
                                                                                    10.00             10.48          31,255
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                         11.82             13.51       2,727,003
                                                                                    10.36             11.82       1,530,622
                                                                                    10.00             10.36              --
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                          11.37             12.04              --
                                                                                    10.86             11.37              --
                                                                                    10.00             10.86              --
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                       11.63             11.26          35,464
                                                                                    10.58             11.63          28,709
                                                                                    10.00             10.58           4,519
------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                          11.06             12.73          82,240
                                                                                    10.64             11.06          97,033
                                                                                    10.00             10.64          28,213
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --             13.47             15.78         690,155
   Class B                                                                          11.16             13.47         656,166
                                                                                    10.00             11.16          42,691
------------------------------------------------------------------------------------------------------------------------------
Dreyfus
------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         11.08             11.01           1,007
                                                                                    10.49             11.08             964
                                                                                    10.00             10.49              --
------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                        10.28             11.88             236
                                                                                    10.03             10.28          24,770
                                                                                    10.00             10.03              --
------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares              11.25             10.55          40,048
                                                                                    10.52             11.25             258
                                                                                    10.00             10.52              --
------------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                               12.16             11.65           4,884
                                                                                    10.50             12.16           4,653
                                                                                    10.00             10.50              --
------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                              12.60             12.66             629
                                                                                    10.32             12.60             638
                                                                                    10.00             10.32              --
------------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                              10.46             11.66              --
                                                                                    10.63             10.46              --
                                                                                    10.00             10.63              --
------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                      10.38             10.33         572,455
                                                                                    10.03             10.38              --
                                                                                    10.00             10.03              --
------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                                 10.43             10.85              --
                                                                                    10.65             10.43              --
                                                                                    10.00             10.65              --
------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                  Year
---------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
---------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                   2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
---------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                        2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                  2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                   2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
---------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                   2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --      2007
   Class B                                                                   2006
                                                                             2005
---------------------------------------------------------------------------------
Dreyfus
---------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares  2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                 2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares       2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
DWS Variable Series II
---------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                        2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                       2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                       2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                               2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                          2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
--------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                             $10.85            $11.88              --   2007
                                                                                  10.48             10.85              --   2006
                                                                                  10.00             10.48              --   2005
--------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                            10.95             11.07          20,252   2007
                                                                                  10.11             10.95          19,538   2006
                                                                                  10.00             10.11           9,771   2005
--------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                    11.91             14.08              --   2007
                                                                                  10.61             11.91              --   2006
                                                                                  10.00             10.61              --   2005
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                              10.83             12.22         532,415   2007
                                                                                  10.32             10.83         554,959   2006
                                                                                  10.00             10.32         130,856   2005
--------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                       10.39             11.06       1,138,414   2007
                                                                                  10.00             10.39         728,725   2006
--------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  11.66             13.40         552,539   2007
                                                                                  10.68             11.66         331,204   2006
                                                                                  10.00             10.68              --   2005
--------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   12.10             12.64              --   2007
                                                                                  10.85             12.10              --   2006
                                                                                  10.00             10.85              --   2005
--------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  12.35             12.25         571,156   2007
                                                                                  10.52             12.35          96,727   2006
                                                                                  10.00             10.52          11,565   2005
--------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         10.99             12.78              --   2007
                                                                                  10.52             10.99          85,271   2006
                                                                                  10.00             10.52          22,057   2005
--------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                11.67             13.63          68,756   2007
                                                                                  10.55             11.67              --   2006
                                                                                  10.00             10.55              --   2005
--------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          10.00             10.07         564,431   2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        11.74             13.26         335,559   2007
                                                                                  10.66             11.74         129,788   2006
                                                                                  10.00             10.66          27,751   2005
--------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               12.23             12.62           3,011   2007
                                                                                  10.75             12.23              --   2006
                                                                                  10.00             10.75              --   2005
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               11.49             11.68      20,564,415   2007
                                                                                   9.92             11.49      15,040,191   2006
                                                                                  10.00              9.92       2,130,020   2005
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     11.24             11.69           4,877   2007
                                                                                  10.34             11.24          45,970   2006
                                                                                  10.00             10.34              --   2005
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         10.00              9.90         211,566   2007
--------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 12.07             12.26          27,466   2007
                                                                                  10.42             12.07         320,994   2006
                                                                                  10.00             10.42              --   2005
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                 Number of
                                                               Accumulation      Accumulation  Accumulation
                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                 Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares             $12.35            $13.96          68,264   2007
                                                                   10.37             12.35          65,204   2006
                                                                   10.00             10.37              --   2005
-----------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares         12.08             13.01              --   2007
                                                                   10.18             12.08              --   2006
                                                                   10.00             10.18              --   2005
-----------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares               11.01             11.04              --   2007
                                                                   10.00             11.01           1,569   2006
-----------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                         11.94             12.88              --   2007
   (formerly, Value Equity Fund)                                   10.34             11.94              --   2006
                                                                   10.00             10.34              --   2005
-----------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                    10.24             10.51          34,734   2007
                                                                   10.02             10.24         913,792   2006
                                                                   10.00             10.02          19,435   2005
-----------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                            11.17             12.32         264,244   2007
                                                                   10.52             11.17          38,943   2006
                                                                   10.00             10.52          14,342   2005
-----------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                10.29             10.57         741,603   2007
                                                                   10.04             10.29         813,420   2006
                                                                   10.00             10.04          69,707   2005
-----------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                     11.10             11.46              --   2007
                                                                   10.39             11.10              --   2006
                                                                   10.00             10.39              --   2005
-----------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                    13.97             11.65             403   2007
                                                                   10.71             13.97           1,008   2006
                                                                   10.00             10.71              --   2005
-----------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                            11.79             12.13         346,968   2007
                                                                   10.42             11.79              --   2006
                                                                   10.00             10.42              --   2005
-----------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                          11.50             11.54          52,201   2007
                                                                   10.37             11.50          52,682   2006
                                                                   10.00             10.37          18,574   2005
-----------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                              11.57             12.65      11,426,157   2007
                                                                   10.38             11.57      12,265,586   2006
                                                                   10.00             10.38       3,862,617   2005
-----------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                              10.58             11.56      20,581,875   2007
                                                                   10.00             10.58      13,865,027   2006
-----------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                               11.78             12.46              --   2007
                                                                   10.35             11.78              --   2006
                                                                   10.00             10.35              --   2005
-----------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                 11.82             11.95          75,549   2007
                                                                   10.39             11.82          75,276   2006
                                                                   10.00             10.39          16,475   2005
-----------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-----------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                             11.28             12.18         979,740   2007
                                                                   10.43             11.28         822,673   2006
                                                                   10.00             10.43          92,457   2005
-----------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                11.24             15.05         474,852   2007
                                                                   10.51             11.24         400,957   2006
                                                                   10.00             10.51              --   2005
-----------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Bond Portfolio                                                      $10.20            $10.13          4,863    2007
                                                                                10.00             10.20          4,450    2006
                                                                                10.00             10.00             --    2005
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan International Equity Portfolio                                       12.58             13.47          4,124    2007
                                                                                10.52             12.58          4,228    2006
                                                                                10.00             10.52             --    2005
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Mid Cap Value Portfolio                                              11.89             11.94          4,688    2007
                                                                                10.39             11.89          4,779    2006
                                                                                10.00             10.39             --    2005
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Small Company Portfolio                                              11.67             10.78             --    2007
                                                                                10.36             11.67             --    2006
                                                                                10.00             10.36             --    2005
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan U.S. Large Cap Core Equity Portfolio                                 11.77             11.72             --    2007
                                                                                10.30             11.77             --    2006
                                                                                10.00             10.30             --    2005
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio -- Class 1                        10.67             11.09             --    2007
                                                                                10.00             10.67             --    2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                       10.40             10.83         40,300    2007
                                                                                10.00             10.40         73,873    2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1              10.97             11.86         20,771    2007
                                                                                10.00             10.97             --    2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Portfolio -- Class 1              9.96             11.44             --    2007
                                                                                10.00              9.96             --    2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                    10.83             11.15         16,595    2007
                                                                                10.00             10.83             --    2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Government Bond Portfolio -- Class 1                 10.40             10.95         39,792    2007
                                                                                10.00             10.40         73,743    2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                 10.24             11.12         27,760    2007
                                                                                10.00             10.24             --    2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio -- Class 1         10.18             10.31         23,932    2007
                                                                                10.00             10.18             --    2006
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          11.30             11.11         49,574    2007
                                                                                10.42             11.30         43,504    2006
                                                                                10.00             10.42          8,711    2005
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         11.35              9.96        547,534    2007
                                                                                10.32             11.35            410    2006
                                                                                10.00             10.32        122,807    2005
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           11.90              9.46         74,878    2007
                                                                                10.30             11.90         50,433    2006
                                                                                10.00             10.30         14,079    2005
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  10.97             11.93         30,609    2007
                                                                                10.44             10.97         33,287    2006
                                                                                10.00             10.44          2,989    2005
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         11.59             12.49             --    2007
                                                                                10.49             11.59             --    2006
                                                                                10.00             10.49             --    2005
------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                       $11.74            $11.76          30,733   2007
                                                                             10.61             11.74          35,867   2006
                                                                             10.00             10.61           5,786   2005
---------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                     10.45             10.59              --   2007
                                                                             10.44             10.45              --   2006
                                                                             10.00             10.44              --   2005
---------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                         11.13             11.33       2,029,328   2007
                                                                             10.18             11.13       1,736,437   2006
                                                                             10.00             10.18         406,333   2005
---------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                            12.85             16.06           2,791   2007
                                                                             10.02             12.85           1,089   2006
                                                                             10.00             10.02              --   2005
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                             10.92             11.12              --   2007
                                                                             10.06             10.92         826,704   2006
                                                                             10.00             10.06         116,050   2005
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 11.15             11.07       1,025,946   2007
                                                                             10.57             11.15          22,924   2006
                                                                             10.00             10.57              --   2005
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    12.20             12.44              --   2007
                                                                             10.61             12.20              --   2006
                                                                             10.00             10.61              --   2005
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          11.76             12.68              --   2007
                                                                             10.46             11.76         735,944   2006
                                                                             10.00             10.46              --   2005
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                11.88             12.00           5,242   2007
                                                                             10.58             11.88         100,378   2006
                                                                             10.00             10.58          22,254   2005
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               10.70             11.47         490,955   2007
                                                                             10.64             10.70              --   2006
                                                                             10.00             10.64              --   2005
---------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                10.36             10.98              --   2007
                                                                             10.11             10.36              --   2006
                                                                             10.00             10.11              --   2005
---------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        10.80             10.95         119,840   2007
                                                                             10.11             10.80          47,316   2006
                                                                             10.00             10.11          21,085   2005
---------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares          9.95             10.69         589,600   2007
                                                                             10.04              9.95         397,534   2006
                                                                             10.00             10.04           1,323   2005
---------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      10.18             10.70       3,942,268   2007
                                                                              9.99             10.18         640,783   2006
                                                                             10.00              9.99         140,073   2005
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      10.16             10.82         761,488   2007
                                                                              9.99             10.16       2,016,273   2006
                                                                             10.00              9.99          51,217   2005
---------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      10.69             12.81         442,406   2007
                                                                             10.77             10.69          22,762   2006
                                                                             10.00             10.77           5,141   2005
---------------------------------------------------------------------------------------------------------------------------

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares        $11.88            $11.68         20,374    2007
                                                            10.67             11.88        686,023    2006
                                                            10.00             10.67             --    2005
----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            13.08             18.92         79,473    2007
                                                            10.96             13.08          2,485    2006
                                                            10.00             10.96             --    2005
----------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                     10.90             12.57             --    2007
   (formerly, OTC Fund)                                     10.51             10.90             --    2006
                                                            10.00             10.51             --    2005
----------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares            10.00              9.72        117,414    2007
----------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                     11.98             11.46        775,406    2007
                                                            10.54             11.98        328,774    2006
                                                            10.00             10.54         52,985    2005
----------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares             10.59             12.10             --    2007
                                                            10.53             10.59             --    2006
                                                            10.00             10.53             --    2005
----------------------------------------------------------------------------------------------------------
XTF Advisors Trust
----------------------------------------------------------------------------------------------------------
  ETF 60 Portfolio -- Class II Shares                       10.00              9.83         29,759    2007
----------------------------------------------------------------------------------------------------------

        Payment Optimizer Plus (for Single Annuitant contracts) Elected


                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                          $10.59            $10.53           3,020   2007
                                                                          10.00             10.59              --   2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                    9.85             10.82              --   2007
                                                                          10.00              9.85              --   2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                           10.77             11.42              --   2007
                                                                          10.00             10.77              --   2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  11.00             12.34         158,077   2007
                                                                          10.00             11.00          45,553   2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                    12.73             11.76           3,695   2007
                                                                          10.00             12.73              --   2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                       10.17             11.53              --   2007
                                                                          10.00             10.17              --   2006
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         10.00             10.18          23,457   2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                10.22             12.01              --   2007
                                                                          10.00             10.22              --   2006
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                11.04             11.35              --   2007
                                                                          10.00             11.04              --   2006
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              11.17             11.57         392,414   2007
                                                                          10.00             11.17         104,371   2006
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                  9.88             11.00              --   2007
                                                                          10.00              9.88              --   2006
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                  9.42             10.50              --   2007
                                                                          10.00              9.42              --   2006
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                      11.03             10.81              --   2007
                                                                          10.00             11.03              --   2006
------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                        10.78             12.47          44,990   2007
                                                                          10.00             10.78          13,794   2006
------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                              9.67             11.47              --   2007
                                                                          10.00              9.67              --   2006
------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                11.17             10.39             490   2007
                                                                          10.00             11.17           2,027   2006
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                10.15             10.90           1,430   2007
                                                                          10.00             10.15           6,595   2006
------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     11.13             11.07              --   2007
                                                                          10.00             11.13              --   2006
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares               10.46             11.97       1,345,879   2007
                                                                          10.00             10.46         403,285   2006
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                10.07             10.67              --   2007
                                                                          10.00             10.07              --   2006
------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares              9.97              9.67              --   2007
                                                                          10.00              9.97              --   2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                                      Number of
                                                                                    Accumulation      Accumulation  Accumulation
                                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                                      Beginning of Period End of Period  End of Period
----------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
----------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                             $10.20            $11.75             --
                                                                                        10.00             10.20             --
----------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         10.57             12.41        157,404
                                                                                        10.00             10.57         55,776
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares              9.77              9.72             --
                                                                                        10.00              9.77             --
----------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                            10.19             11.11             --
                                                                                        10.00             10.19             --
----------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares                  10.52             10.47             --
                                                                                        10.00             10.52             --
----------------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
----------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                                   11.13             10.67             --
                                                                                        10.00             11.13             --
----------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                                  10.49             10.56             --
                                                                                        10.00             10.49             --
----------------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                                   9.87             11.02             --
                                                                                        10.00              9.87             --
----------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                          10.23             10.18        144,475
                                                                                        10.00             10.23             --
----------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                                     10.13             10.55             --
                                                                                        10.00             10.13             --
----------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                                     9.98             10.93             --
                                                                                        10.00              9.98             --
----------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                                  10.57             10.70             --
                                                                                        10.00             10.57             --
----------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                          10.34             12.23             --
                                                                                        10.00             10.34             --
----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
----------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                             10.39             11.08        253,729
                                                                                        10.00             10.39         45,628
----------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                        10.25             11.79        157,333
                                                                                        10.00             10.25         36,406
----------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                         10.16             10.63             --
                                                                                        10.00             10.16             --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                        11.00             10.92        133,299
                                                                                        10.00             11.00             --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                      10.56             11.58             --
                                                                                        10.00             10.56             --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                               10.09             12.53             --
                                                                                        10.00             10.09             --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                                10.00             10.08        125,911
----------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                               9.80             11.08         58,346
                                                                                        10.00              9.80             --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                                     10.58             10.94             --
                                                                                        10.00             10.58             --
----------------------------------------------------------------------------------------------------------------------------------



Subaccounts                                                                      Year
-------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                       2007
                                                                                 2006
-------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B  2007
                                                                                 2006
-------------------------------------------------------------------------------------
Dreyfus
-------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares      2007
                                                                                 2006
-------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     2007
                                                                                 2006
-------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           2007
                                                                                 2006
-------------------------------------------------------------------------------------
DWS Variable Series II
-------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                            2007
                                                                                 2006
-------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                           2007
                                                                                 2006
-------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                           2007
                                                                                 2006
-------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                   2007
                                                                                 2006
-------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                              2007
                                                                                 2006
-------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                             2007
                                                                                 2006
-------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                           2007
                                                                                 2006
-------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                   2007
                                                                                 2006
-------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
-------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                      2007
                                                                                 2006
-------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                 2007
                                                                                 2006
-------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                  2007
                                                                                 2006
-------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                 2007
                                                                                 2006
-------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                               2007
                                                                                 2006
-------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                        2007
                                                                                 2006
-------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                         2007
-------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                       2007
                                                                                 2006
-------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                              2007
                                                                                 2006
-------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.07            $11.26       2,389,628   2007
                                                                                   10.00             11.07         551,805   2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                                        11.15           2,064   2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares          10.00              9.90         495,032   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                  10.88             11.04          21,713   2007
                                                                                   10.00             10.88          34,599   2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                                                12.24          53,374   2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Assets Allocation Fund -- Class 2 Shares                                          11.72              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                               11.02             11.06              --   2007
                                                                                   10.00             11.02              --   2006
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                         10.92             11.79              --   2007
   (formerly, Value Equity Fund)                                                   10.00             10.92              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                    10.35             10.64           2,718   2007
                                                                                   10.00             10.35          79,296   2006
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                             9.92             10.95          58,767   2007
                                                                                   10.00              9.92              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                                10.19             10.48             553   2007
                                                                                   10.00             10.19          16,182   2006
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                     10.45             10.79              --   2007
                                                                                   10.00             10.45              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                    12.18             10.17              --   2007
                                                                                   10.00             12.18              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                            10.84             11.17          86,041   2007
                                                                                   10.00             10.84              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                           9.93              9.97              --   2007
                                                                                   10.00              9.93              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                              10.58             11.58       4,058,682   2007
                                                                                   10.00             10.58       1,286,973   2006
---------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                               10.82             11.45              --   2007
                                                                                   10.00             10.82              --   2006
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                             10.53             11.39          92,890   2007
                                                                                   10.00             10.53          20,746   2006
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                10.44             13.98         117,454   2007
                                                                                   10.00             10.44          39,101   2006
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio -- Class 1                           10.68             11.11              --   2007
                                                                                   10.00             10.68              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                          10.40             10.84          31,984   2007
                                                                                   10.00             10.40          16,159   2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1                 10.97             11.88          14,606   2007
                                                                                   10.00             10.97              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1          9.97             11.46              --   2007
                                                                                   10.00              9.97              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                       10.84             11.17          11,675   2007
                                                                                   10.00             10.84              --   2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Government Bond Portfolio -- Class 1                $10.41            $10.97         31,603    2007
                                                                                10.00             10.41         16,132    2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                 10.19             11.14         19,503    2007
                                                                                10.00             10.19             --    2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                10.24             10.33         16,835    2007
                                                                                10.00             10.24             --    2006
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          10.32             10.15             --    2007
                                                                                10.00             10.32             --    2006
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         10.66              9.97         57,064    2007
                                                                                10.00             10.66         39,823    2006
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           10.73              9.47             --    2007
                                                                                10.00             10.73             --    2006
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  10.26             11.17             --    2007
                                                                                10.00             10.26             --    2006
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         10.64             11.48             --    2007
                                                                                10.00             10.64             --    2006
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                        10.40             10.55             --    2007
                                                                                10.00             10.40             --    2006
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            10.68             10.88        196,785    2007
                                                                                10.00             10.68         43,330    2006
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               12.17             15.22             --    2007
                                                                                10.00             12.17             --    2006
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                10.78              9.98             --    2007
                                                                                10.00             10.78         32,450    2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    10.18             10.94         72,022    2007
                                                                                10.00             10.18          5,495    2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       10.59             11.36          1,137    2007
                                                                                10.00             10.59             --    2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             10.70             11.01             --    2007
                                                                                10.00             10.70         78,861    2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                    9.94             10.92          4,507    2007
                                                                                10.00              9.94             --    2006
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                   9.60              9.61        113,304    2007
                                                                                10.00              9.60             --    2006
------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   10.37             11.00             --    2007
                                                                                10.00             10.37             --    2006
------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           10.50             10.66          2,062    2007
                                                                                10.00             10.50         35,748    2006
------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares            10.60             11.41        115,955    2007
                                                                                10.00             10.60         30,642    2006
------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         10.21             10.75        815,414    2007
                                                                                10.00             10.21             --    2006
------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                         10.33             11.01        123,745    2007
                                                                                10.00             10.33        158,602    2006
------------------------------------------------------------------------------------------------------------------------------

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares        $10.56            $11.40        114,414    2007
                                                            10.00             10.56         69,893    2006
----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     10.01             10.95             --    2007
                                                            10.00             10.01             --    2006
----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares             9.57             13.85         24,009    2007
                                                            10.00              9.57             --    2006
----------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                     10.25             11.84             --    2007
   (formerly, OTC Fund)                                     10.00             10.25             --    2006
----------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares            10.00              9.72         80,905    2007
----------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                     10.93             10.46        151,862    2007
                                                            10.00             10.93         15,157    2006
----------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares              9.57             10.94             --    2007
                                                            10.00              9.57             --    2006
----------------------------------------------------------------------------------------------------------
XTF Advisors Trust
----------------------------------------------------------------------------------------------------------
  ETF 60 Portfolio -- Class II Shares                       10.00              9.84         80,908    2007
----------------------------------------------------------------------------------------------------------

         Lifetime Income Plus (for Joint Annuitant contracts) Elected


                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                          $10.58            $10.48             --    2007
                                                                          10.00             10.58             --    2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                    9.84             10.77             --    2007
                                                                          10.00              9.84             --    2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                           10.75             11.37             --    2007
                                                                          10.00             10.75             --    2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  10.98             12.29         67,654    2007
                                                                          10.00             10.98         45,570    2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                    12.71             11.71          1,550    2007
                                                                          10.00             12.71             --    2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                       10.15             11.48             --    2007
                                                                          10.00             10.15             --    2006
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         10.00             10.17          1,903    2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                10.20             11.96             --    2007
                                                                          10.00             10.20             --    2006
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                11.02             11.30             --    2007
                                                                          10.00             11.02             --    2006
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              11.16             11.52        167,961    2007
                                                                          10.00             11.16        104,544    2006
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                  9.86             10.96             --    2007
                                                                          10.00              9.86             --    2006
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                  9.40             10.45             --    2007
                                                                          10.00              9.40             --    2006
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                      11.02             10.76             --    2007
                                                                          10.00             11.02             --    2006
------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                        10.76             12.42         18,096    2007
                                                                          10.00             10.76          9,053    2006
------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                              9.65             11.42             --    2007
                                                                          10.00              9.65             --    2006
------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                10.14             10.35             --    2007
                                                                          10.00             10.14          4,351    2006
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                11.16             10.86             --    2007
                                                                          10.00             11.16          1,333    2006
------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     11.11             11.03             --    2007
                                                                          10.00             11.11             --    2006
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares               10.44             11.92        506,774    2007
                                                                          10.00             10.44        276,534    2006
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                10.06             10.63             --    2007
                                                                          10.00             10.06             --    2006
------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares              9.96              9.63             --    2007
                                                                          10.00              9.96             --    2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                                      Number of
                                                                                    Accumulation      Accumulation  Accumulation
                                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                                      Beginning of Period End of Period  End of Period
----------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
----------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                             $10.18            $11.70             --
                                                                                        10.00             10.18             --
----------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         10.56             12.35         67,286
                                                                                        10.00             10.56         55,832
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares              9.75              9.68             --
                                                                                        10.00              9.75             --
----------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                            10.17             11.07             --
                                                                                        10.00             10.17             --
----------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares                  10.50             10.43         10,109
                                                                                        10.00             10.50             --
----------------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
----------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                                   11.11             10.63             --
                                                                                        10.00             11.11             --
----------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                                  10.47             10.51             --
                                                                                        10.00             10.47             --
----------------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                                   9.85             10.97             --
                                                                                        10.00              9.85             --
----------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                          10.21             10.14         62,163
                                                                                        10.00             10.21             --
----------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                                     10.11             10.50             --
                                                                                        10.00             10.11             --
----------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                                     9.96             10.88             --
                                                                                        10.00              9.96             --
----------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                                  10.56             10.65             --
                                                                                        10.00             10.56             --
----------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                          10.32             12.17             --
                                                                                        10.00             10.32             --
----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
----------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                             10.38             11.03        271,269
                                                                                        10.00             10.38        238,725
----------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                        10.24             11.74         67,055
                                                                                        10.00             10.24         34,925
----------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                         10.14             10.58             --
                                                                                        10.00             10.14             --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                        10.98             10.87         57,460
                                                                                        10.00             10.98             --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                      10.55             11.53             --
                                                                                        10.00             10.55             --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                               10.07             12.47             --
                                                                                        10.00             10.07             --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio - Service Class 2                                 10.00             10.06         55,402
----------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                               9.78             11.04         25,174
                                                                                        10.00              9.78             --
----------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                                     10.57             10.90             --
                                                                                        10.00             10.57             --
----------------------------------------------------------------------------------------------------------------------------------



Subaccounts                                                                      Year
-------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                       2007
                                                                                 2006
-------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B  2007
                                                                                 2006
-------------------------------------------------------------------------------------
Dreyfus
-------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares      2007
                                                                                 2006
-------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     2007
                                                                                 2006
-------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           2007
                                                                                 2006
-------------------------------------------------------------------------------------
DWS Variable Series II
-------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                            2007
                                                                                 2006
-------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                           2007
                                                                                 2006
-------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                           2007
                                                                                 2006
-------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                   2007
                                                                                 2006
-------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                              2007
                                                                                 2006
-------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                             2007
                                                                                 2006
-------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                           2007
                                                                                 2006
-------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                   2007
                                                                                 2006
-------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
-------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                      2007
                                                                                 2006
-------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                 2007
                                                                                 2006
-------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                  2007
                                                                                 2006
-------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                 2007
                                                                                 2006
-------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                               2007
                                                                                 2006
-------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                        2007
                                                                                 2006
-------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio - Service Class 2                          2007
-------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                       2007
                                                                                 2006
-------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                              2007
                                                                                 2006
-------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                              $11.05            $11.21       1,760,165   2007
                                                                                  10.00             11.05       1,041,563   2006
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     10.68             11.10              --   2007
                                                                                  10.00             10.68           6,229   2006
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         10.00              9.89          30,853   2007
--------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 10.86             10.99           8,492   2007
                                                                                  10.00             10.86          33,182   2006
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             10.79             12.18          21,697   2007
                                                                                  10.00             10.79           9,677   2006
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Assets Allocation Fund -- Class 2 Shares                       10.85             11.68              --   2007
                                                                                  10.00             10.85              --   2006
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              11.00             11.01              --   2007
                                                                                  10.00             11.00              --   2006
--------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        10.90             11.74              --   2007
   (formerly, Value Equity Fund)                                                  10.00             10.90              --   2006
--------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   10.34             10.60              --   2007
                                                                                  10.00             10.34          79,378   2006
--------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                            9.90             10.90          25,347   2007
                                                                                  10.00              9.90              --   2006
--------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               10.17             10.44          23,137   2007
                                                                                  10.00             10.17          16,191   2006
--------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    10.43             10.74              --   2007
                                                                                  10.00             10.43              --   2006
--------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   12.16             10.13              --   2007
                                                                                  10.00             12.16              --   2006
--------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           10.83             11.13          37,069   2007
                                                                                  10.00             10.83              --   2006
--------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                          9.92              9.93              --   2007
                                                                                  10.00              9.92              --   2006
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             10.57             11.53       2,574,597   2007
                                                                                  10.00             10.57       1,511,287   2006
--------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                              10.80             11.41              --   2007
                                                                                  10.00             10.80              --   2006
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
--------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            10.51             11.34          48,494   2007
                                                                                  10.00             10.51          18,417   2006
--------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               10.42             13.92          50,205   2007
                                                                                  10.00             10.42          39,179   2006
--------------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio -- Class 1                          10.66             11.06              --   2007
                                                                                  10.00             10.66              --   2006
--------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                         10.39             10.80          12,246   2007
                                                                                  10.00             10.39          10,653   2006
--------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1                10.96             11.83           6,329   2007
                                                                                  10.00             10.96              --   2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1        $ 9.95            $11.41            --     2007
                                                                                   10.00              9.95            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                       10.82             11.12         5,060     2007
                                                                                   10.00             10.82            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Government Bond Portfolio -- Class 1                    10.39             10.92        12,102     2007
                                                                                   10.00             10.39        10,641     2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                    10.17             11.10         8,478     2007
                                                                                   10.00             10.17            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                   10.23             10.29         7,300     2007
                                                                                   10.00             10.23            --     2006
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II             10.30             10.11            --     2007
                                                                                   10.00             10.30            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II            10.64              9.95        24,301     2007
                                                                                   10.00             10.64        19,211     2006
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I              10.71              9.45            --     2007
                                                                                   10.00             10.71            --     2006
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                     10.25             11.12            --     2007
                                                                                   10.00             10.25            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                            10.62             11.43            --     2007
                                                                                   10.00             10.62            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                           10.39             10.50            --     2007
                                                                                   10.00             10.39            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                               10.66             10.83        99,857     2007
                                                                                   10.00             10.66        43,333     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                  12.15             15.15            --     2007
                                                                                   10.00             12.15            --     2006
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                   10.76              9.94            --     2007
                                                                                   10.00             10.76        23,000     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                       10.16             10.89        49,179     2007
                                                                                   10.00             10.16         3,619     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                          10.57             11.31            --     2007
                                                                                   10.00             10.57            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                10.68             10.96            --     2007
                                                                                   10.00             10.68        75,692     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                       9.93             10.88            --     2007
                                                                                   10.00              9.93            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                      9.59              9.57        48,933     2007
                                                                                   10.00              9.59            --     2006
---------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                      10.35             10.95            --     2007
                                                                                   10.00             10.35            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                              10.48             10.61            --     2007
                                                                                   10.00             10.48        34,294     2006
---------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares               10.59             11.36        49,529     2007
                                                                                   10.00             10.59        30,692     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares        $10.20            $10.70        350,943    2007
                                                                10.00             10.20             --    2006
--------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         10.31             10.97         50,993    2007
                                                                10.00             10.31        158,759    2006
--------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
--------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             10.54             11.35         48,406    2007
                                                                10.00             10.54         69,935    2006
--------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         10.00             10.91             --    2007
                                                                10.00             10.00             --    2006
--------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                 9.55             13.80         10,349    2007
                                                                10.00              9.55             --    2006
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         10.23             11.79             --    2007
   (formerly, OTC Fund)                                         10.00             10.23             --    2006
--------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                10.00              9.71             --    2007
--------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
--------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                         10.91             10.42         65,295    2007
                                                                10.00             10.91         15,166    2006
--------------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares                  9.55             10.90             --    2007
                                                                10.00              9.55             --    2006
--------------------------------------------------------------------------------------------------------------
XTF Advisors Trust
--------------------------------------------------------------------------------------------------------------
  ETF 60 Portfolio -- Class II Shares                           10.00              9.82          7,866    2007
--------------------------------------------------------------------------------------------------------------

        Payment Optimizer Plus (for Joint Annuitant contracts) Elected


                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                          $10.58            $10.50            374    2007
                                                                          10.00             10.58             --    2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                    9.84             10.79             --    2007
                                                                          10.00              9.84             --    2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                           10.76             11.39             --    2007
                                                                          10.00             10.76             --    2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  10.99             12.31         43,187    2007
                                                                          10.00             10.99          7,519    2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                    12.72             11.73          1,361    2007
                                                                          10.00             12.72             --    2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                       10.16             11.50             --    2007
                                                                          10.00             10.16             --    2006
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         10.00             10.17             --    2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                10.21             11.98             --    2007
                                                                          10.00             10.21             --    2006
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                11.03             11.32             --    2007
                                                                          10.00             11.03             --    2006
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              11.16             11.54        107,095    2007
                                                                          10.00             11.16         17,262    2006
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                  9.87             10.97             --    2007
                                                                          10.00              9.87             --    2006
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                  9.41             10.47             --    2007
                                                                          10.00              9.41             --    2006
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                      11.02             10.78             --    2007
                                                                          10.00             11.02             --    2006
------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                        10.76             12.44         23,039    2007
                                                                          10.00             10.76          3,115    2006
------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                              9.66             11.44             --    2007
                                                                          10.00              9.66             --    2006
------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                11.16             10.37          1,330    2007
                                                                          10.00             11.16            458    2006
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                10.14             10.87          3,851    2007
                                                                          10.00             10.14          1,496    2006
------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     11.11             11.05             --    2007
                                                                          10.00             11.11             --    2006
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares               10.45             11.94        356,957    2007
                                                                          10.00             10.45         27,076    2006
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                10.06             10.64             --    2007
                                                                          10.00             10.06             --    2006
------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares              9.96              9.64             --    2007
                                                                          10.00              9.96             --    2006
------------------------------------------------------------------------------------------------------------------------

                                                                                                                  Number of
                                                                                Accumulation      Accumulation  Accumulation
                                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                                  Beginning of Period End of Period  End of Period
------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                         $10.19            $11.72            --
                                                                                    10.00             10.19            --
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --             10.56             12.37        42,914
   Class B                                                                          10.00             10.56         9,186
------------------------------------------------------------------------------------------------------------------------------
Dreyfus
------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares          9.76              9.70            --
                                                                                    10.00              9.76            --
------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                        10.51             11.09            --
                                                                                    10.00             10.51            --
------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, inc. -- Initial Shares              10.18             10.44            --
                                                                                    10.00             10.18            --
------------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                               11.12             10.65            --
                                                                                    10.00             11.12            --
------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                              10.48             10.53            --
                                                                                    10.00             10.48            --
------------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                               9.86             10.99            --
                                                                                    10.00              9.86            --
------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                      10.22             10.16        41,688
                                                                                    10.00             10.22            --
------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                                 10.12             10.52            --
                                                                                    10.00             10.12            --
------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                                 9.97             10.90            --
                                                                                    10.00              9.97            --
------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                              10.56             10.67            --
                                                                                    10.00             10.56            --
------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                      10.33             12.20            --
                                                                                    10.00             10.33            --
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds                                       10.00
------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                         10.38             11.05        53,223
                                                                                    10.00             10.38         6,510
------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                    10.24             11.76        47,096
                                                                                    10.00             10.24         6,282
------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                     10.15             10.60            --
                                                                                    10.00             10.15            --
------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                    10.99             10.89        38,291
                                                                                    10.00             10.99            --
------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                  10.55             11.55            --
                                                                                    10.00             10.55            --
------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                           10.08             12.49            --
                                                                                    10.00             10.08            --
------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                            10.00             10.07        35,340
------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                           9.79             11.06        16,074
                                                                                    10.00              9.79            --
------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                                 10.57             10.91            --
                                                                                    10.00             10.57            --
------------------------------------------------------------------------------------------------------------------------------



Subaccounts                                                                  Year
---------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
---------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                   2007
                                                                             2006
---------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --      2007
   Class B                                                                   2006
---------------------------------------------------------------------------------
Dreyfus
---------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares  2007
                                                                             2006
---------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                 2007
                                                                             2006
---------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, inc. -- Initial Shares       2007
                                                                             2006
---------------------------------------------------------------------------------
DWS Variable Series II
---------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                        2007
                                                                             2006
---------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                       2007
                                                                             2006
---------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                       2007
                                                                             2006
---------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                               2007
                                                                             2006
---------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                          2007
                                                                             2006
---------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
---------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                         2007
                                                                             2006
---------------------------------------------------------------------------------
Federated Insurance Series
---------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                       2007
                                                                             2006
---------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                               2007
                                                                             2006
---------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
---------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                  2007
                                                                             2006
---------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                             2007
                                                                             2006
---------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2              2007
                                                                             2006
---------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                             2007
                                                                             2006
---------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                           2007
                                                                             2006
---------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                    2007
                                                                             2006
---------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                     2007
---------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                   2007
                                                                             2006
---------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                          2007
                                                                             2006
---------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                              $11.06            $11.23        646,787    2007
                                                                                  10.00             11.06         91,057    2006
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     10.69             11.12          5,596    2007
                                                                                  10.00             10.69          2,141    2006
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         10.00              9.90        101,504    2007
--------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 10.87             11.01          9,873    2007
                                                                                  10.00             10.87          5,972    2006
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             10.80             12.21         26,893    2007
                                                                                  10.00             10.80          3,329    2006
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Assets Allocation Fund -- Class 2 Shares                       10.86             11.70             --    2007
                                                                                  10.00             10.86             --    2006
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              11.01             11.03             --    2007
                                                                                  10.00             11.01             --    2006
--------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        10.91             11.76             --    2007
   (formerly, Value Equity Fund)                                                  10.00             10.91             --    2006
--------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   10.34             10.61             --    2007
                                                                                  10.00             10.34         13,079    2006
--------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                            9.91             10.92         16,191    2007
                                                                                  10.00              9.91             --    2006
--------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               10.18             10.46         42,231    2007
                                                                                  10.00             10.18          2,667    2006
--------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    10.44             10.76             --    2007
                                                                                  10.00             10.44             --    2006
--------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   12.17             10.14             --    2007
                                                                                  10.00             12.17             --    2006
--------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           10.83             11.15         23,722    2007
                                                                                  10.00             10.83             --    2006
--------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                          9.92              9.95             --    2007
                                                                                  10.00              9.92             --    2006
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             10.57             11.55        901,953    2007
                                                                                  10.00             10.57        140,284    2006
--------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                              10.81             11.43             --    2007
                                                                                  10.00             10.81             --    2006
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
--------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            10.52             11.36         19,060    2007
                                                                                  10.00             10.52          2,602    2006
--------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               10.42             13.94         32,086    2007
                                                                                  10.00             10.42          6,479    2006
--------------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio -- Class 1                          10.67             11.08             --    2007
                                                                                  10.00             10.67             --    2006
--------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                         10.39             10.82         20,266    2007
                                                                                  10.00             10.39          3,662    2006
--------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1                10.96             11.85          5,462    2007
                                                                                  10.00             10.96             --    2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1        $ 9.96            $11.43             --    2007
                                                                                   10.00              9.96             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                       10.83             11.14          4,367    2007
                                                                                   10.00             10.83             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Government Bond Portfolio -- Class 1                    10.40             10.94         20,023    2007
                                                                                   10.00             10.40          3,654    2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                    10.18             11.11          7,305    2007
                                                                                   10.00             10.18             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                   10.23             10.31          6,299    2007
                                                                                   10.00             10.23             --    2006
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II             10.31             10.13             --    2007
                                                                                   10.00             10.31             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II            10.65              9.96             --    2007
                                                                                   10.00             10.65          1,394    2006
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I              10.72              9.46             --    2007
                                                                                   10.00             10.72             --    2006
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                     10.25             11.14             --    2007
                                                                                   10.00             10.25             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                            10.63             11.45             --    2007
                                                                                   10.00             10.63             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                           10.39             10.52             --    2007
                                                                                   10.00             10.39             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                               10.67             10.85         16,899    2007
                                                                                   10.00             10.67          3,795    2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                  12.16             15.18             --    2007
                                                                                   10.00             12.16             --    2006
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                   10.77              9.96             --    2007
                                                                                   10.00             10.77          3,920    2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                       10.17             10.91        106,352    2007
                                                                                   10.00             10.17          1,243    2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                          10.58             11.33          3,088    2007
                                                                                   10.00             10.58             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                10.69             10.98             --    2007
                                                                                   10.00             10.69         13,614    2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                       9.93             10.90          5,768    2007
                                                                                   10.00              9.93             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                      9.59              9.59         32,516    2007
                                                                                   10.00              9.59             --    2006
---------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                      10.36             10.97             --    2007
                                                                                   10.00             10.36             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                              10.49             10.63          2,637    2007
                                                                                   10.00             10.49          6,161    2006
---------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares               10.59             11.38         31,888    2007
                                                                                   10.00             10.59          5,057    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares        $10.20            $10.72        234,624    2007
                                                                10.00             10.20             --    2006
--------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         10.32             10.98         32,840    2007
                                                                10.00             10.32         26,160    2006
--------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
--------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             10.55             11.37         30,933    2007
                                                                10.00             10.55         11,564    2006
--------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         10.00             10.93             --    2007
                                                                10.00             10.00             --    2006
--------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                 9.56             13.82          6,606    2007
                                                                10.00              9.56             --    2006
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         10.24             11.81             --    2007
   (formerly, OTC Fund)                                         10.00             10.24             --    2006
--------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                10.00              9.71          7,738    2007
--------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
--------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                         10.91             10.44         41,735    2007
                                                                10.00             10.91          2,506    2006
--------------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares                  9.56             10.91             --    2007
                                                                10.00              9.56             --    2006
--------------------------------------------------------------------------------------------------------------
XTF Advisors Trust
--------------------------------------------------------------------------------------------------------------
  ETF 60 Portfolio -- Class II Shares                           10.00              9.83         35,616    2007
--------------------------------------------------------------------------------------------------------------

           Lifetime Income Plus 2007 (for Single Annuitants) Elected

                                                                                                                  Number of
                                                                                Accumulation      Accumulation  Accumulation
                                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                                  Beginning of Period End of Period  End of Period
------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                    $10.00            $10.48             --
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                             10.00             10.77             --
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                                     10.00             11.37             --
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                            10.00             12.29         67,654
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                              10.00             11.71          1,550
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                                 10.00             11.48             --
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B                   10.00             10.17          1,903
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                          10.00             11.96             --
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                          10.00             11.30             --
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                        10.00             11.52        167,961
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                           10.00             10.96             --
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                           10.00             10.45             --
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
------------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                                10.00             10.76             --
------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                                  10.00             12.42         18,096
------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                       10.00             11.42             --
------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                          10.00             10.35             --
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                          10.00             10.86             --
------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                               10.00             11.03             --
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                         10.00             11.92        506,774
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                          10.00             10.63             --
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                       10.00              9.63             --
------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                          10.00             11.70             --
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series                10.00             12.35         67,286
------------------------------------------------------------------------------------------------------------------------------
Dreyfus
------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         10.00              9.68             --
------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                        10.00             11.07             --
------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares              10.00             10.43         10,109
------------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                               10.00             10.63             --
------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                              10.00             10.51             --
------------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                              10.00             10.97             --
------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                      10.00             10.14         62,163
------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                                 10.00             10.50             --
------------------------------------------------------------------------------------------------------------------------------



Subaccounts                                                                  Year
---------------------------------------------------------------------------------
AIM Variable Insurance Funds
---------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                              2007
---------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                      2007
---------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                              2007
---------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                     2007
---------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                       2007
---------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                          2007
---------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
---------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            2007
---------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                   2007
---------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   2007
---------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 2007
---------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                    2007
---------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                    2007
---------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
---------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                         2007
---------------------------------------------------------------------------------
  VP International Fund -- Class I                                           2007
---------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                2007
---------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                   2007
---------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
---------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                   2007
---------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
---------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                        2007
---------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                  2007
---------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                   2007
---------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                2007
---------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
---------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                   2007
---------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series         2007
---------------------------------------------------------------------------------
Dreyfus
---------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares  2007
---------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                 2007
---------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares       2007
---------------------------------------------------------------------------------
DWS Variable Series II
---------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                        2007
---------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                       2007
---------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                       2007
---------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                               2007
---------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                          2007
---------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
--------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                             $10.00            $10.88              --   2007
--------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                            10.00             10.65              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                    10.00             12.17              --   2007
--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
--------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                       10.00             11.03         271,269   2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  10.00             11.74          67,055   2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   10.00             10.58              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  10.00             10.87          57,460   2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                10.00             11.53              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         10.00             12.47              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          10.00             10.06          55,402   2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        10.00             11.04          25,174   2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               10.00             10.90              --   2007
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               10.00             11.21       1,760,165   2007
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     10.00             11.10              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         10.00              9.89          30,853   2007
--------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 10.00             10.99           8,492   2007
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             10.00             12.18          21,697   2007
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Assets Allocation Fund -- Class 2 Shares                       10.00             11.68              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              10.00             11.01              --   2007
--------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares
   (formerly, Value Equity Fund)                                                  10.00             11.74              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   10.00             10.60              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           10.00             10.90          25,347   2007
--------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               10.00             10.44          23,137   2007
--------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    10.00             10.74              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   10.00             10.13              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           10.00             11.13          37,069   2007
--------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                         10.00              9.93              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             10.00             11.53       2,574,597   2007
--------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                              10.00             11.41              --   2007
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
--------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            10.00             11.34          48,494   2007
--------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               10.00             13.92          50,205   2007
--------------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio -- Class 1                          10.00             11.06              --   2007
--------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                         10.00             10.80          12,246   2007
--------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1                10.00             11.83           6,329   2007
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1        $10.00            $11.41             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                       10.00             11.12          5,060    2007
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Government Bond Portfolio -- Class 1                    10.00             10.92         12,102    2007
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                    10.00             11.10          8,478    2007
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                   10.00             10.29          7,300    2007
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II             10.00             10.11             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II            10.00              9.95         24,301    2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I              10.00              9.45             --    2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                     10.00             11.12             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                            10.00             11.43             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                           10.00             10.50             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                               10.00             10.83         99,857    2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                  10.00             15.15             --    2007
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                   10.00              9.94             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                       10.00             10.89         49,179    2007
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                          10.00             11.31             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                10.00             10.96             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                      10.00             10.88             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                     10.00              9.57         48,933    2007
---------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                      10.00             10.95             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                              10.00             10.61             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares               10.00             11.36         49,529    2007
---------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                            10.00             10.70        350,943    2007
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                            10.00             10.97         50,993    2007
---------------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                                10.00             11.35         48,406    2007
---------------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                            10.00             10.91             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                                   10.00             13.80         10,349    2007
---------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund
   (formerly, OTC Fund)                                                            10.00             11.79             --    2007
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                                   10.00              9.71             --    2007
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                            10.00             10.42         65,295    2007
---------------------------------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares                                    10.00             10.90             --    2007
---------------------------------------------------------------------------------------------------------------------------------
XTF Advisors Trust
---------------------------------------------------------------------------------------------------------------------------------
  ETF 60 Portfolio -- Class II Shares                                              10.00              9.82          7,866    2007
---------------------------------------------------------------------------------------------------------------------------------

           Lifetime Income Plus 2007 (for Joint Annuitants) Elected


                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                          $10.00            $ 9.50            --     2007
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   10.00             10.39            --     2007
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                           10.00              9.92            --     2007
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                       10.00             10.36         2,301     2007
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         10.00             10.17            --     2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                10.00             11.47            --     2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                10.00              9.90            --     2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              10.00              9.85         5,657     2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 10.00             10.80            --     2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 10.00             10.53            --     2007
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                10.00             10.55            --     2007
------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     10.00              9.44            --     2007
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares               10.00             10.95        27,489     2007
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                10.00             10.02            --     2007
------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares             10.00              9.28            --     2007
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                10.00             11.16            --     2007
------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunity Fund -- Class B              10.00             11.32         2,107     2007
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                            10.00              9.79         1,618     2007
------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                       10.00              9.64            --     2007
------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                      10.00             10.21            --     2007
------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                    10.00              9.77            --     2007
------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                            10.00             11.12            --     2007
------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                               10.00             10.07            --     2007
------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                          10.00             10.99         1,800     2007
------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2           10.00              9.95            --     2007
------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                          10.00              9.40         1,676     2007
------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                        10.00             10.43            --     2007
------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                 10.00             11.80            --     2007
------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                  10.00             10.06         1,580     2007
------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                10.00             10.57           751     2007
------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                       10.00              9.23            --     2007
------------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares        $10.00            $ 9.89        21,624     2007
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              10.00              9.61            --     2007
--------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares
   (formerly, Value Equity Fund)                                                  10.00             10.23            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   10.00             10.12            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           10.00             10.23           771     2007
--------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               10.00             10.17            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    10.00              9.98            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   10.00              8.13            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           10.00              9.84         1,200     2007
--------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                         10.00              9.46            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             10.00             10.45        78,715     2007
--------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                              10.00             10.12            --     2007
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
--------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            10.00             10.33        23,138     2007
--------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               10.00             12.59         1,579     2007
--------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II            10.00              9.57            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I             10.00              9.51            --     2007
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    10.00             10.42            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           10.00             10.26            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              10.00              9.76         6,687     2007
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 10.00             10.97            --     2007
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  10.00              9.72            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                      10.00             10.60            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                         10.00              9.86            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                               10.00              9.76            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                     10.00              9.02         1,306     2007
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                    10.00             10.01            --     2007
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                     10.00             10.29            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                             10.00              9.86            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares              10.00             10.61         1,508     2007
--------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                           10.00             10.41         9,150     2007
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                           10.00             10.54         1,512     2007
--------------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
--------------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                               10.00             10.26         1,532     2007
--------------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                           10.00             10.60            --     2007
--------------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                                  10.00             12.94           313     2007
--------------------------------------------------------------------------------------------------------------------------------

                                                                                       Number of
                                                     Accumulation      Accumulation  Accumulation
                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                       Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
-------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares        $10.00            $9.71             --     2007
-------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
-------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                  10.00             9.14          2,138     2007
-------------------------------------------------------------------------------------------------------
XTF Advisors Trust
-------------------------------------------------------------------------------------------------------
  ETF 60 Portfolio -- Class II Shares                    10.00             9.82             --     2007
-------------------------------------------------------------------------------------------------------

                       Lifetime Income Plus 2008 Elected


                                                                                                                      Number of
                                                                                    Accumulation      Accumulation  Accumulation
                                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                                      Beginning of Period End of Period  End of Period
----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                        $10.00            $ 9.70             --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                                 10.00              9.72             --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                                         10.00             9.692             --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                                10.00              9.65         39,725
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                                  10.00              9.20             --
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                                     10.00              9.79             --
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B                       10.00              9.78          6,264
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                              10.00              9.82             --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                              10.00              9.72             --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                            10.00              9.52         92,949
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                               10.00              9.79             --
----------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                               10.00              9.75             --
----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                                    10.00              9.66             --
----------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                                      10.00              9.68             --
----------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                           10.00              9.83             --
----------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                              10.00              9.57             --
----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Fund -- Class II                                                         10.00             10.16             --
----------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                   10.00              9.63             --
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                             10.00              9.90        305,585
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                              10.00              9.74             --
----------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                           10.00              9.69             --
----------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
----------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                              10.00              9.71             --
----------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         10.00              9.64         39,763
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares             10.00              9.66             --
----------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares                  10.00              9.75             --
----------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                            10.00             10.02             --
----------------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
----------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                                   10.00              9.62             --
----------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                                  10.00              9.57             --
----------------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                                  10.00              9.77             --
----------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                          10.00             10.02         20,473
----------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                                     10.00              9.58             --
----------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                      Year
-------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                  2007
-------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                          2007
-------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series II shares                                  2007
-------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                         2007
-------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                           2007
-------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                              2007
-------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B                2007
-------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                       2007
-------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                       2007
-------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                     2007
-------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                        2007
-------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                        2007
-------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                             2007
-------------------------------------------------------------------------------------
  VP International Fund -- Class I                                               2007
-------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                    2007
-------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                       2007
-------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------
  VP Inflation Fund -- Class II                                                  2007
-------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                            2007
-------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                      2007
-------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                       2007
-------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                    2007
-------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                       2007
-------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B  2007
-------------------------------------------------------------------------------------
Dreyfus
-------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares      2007
-------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares           2007
-------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                     2007
-------------------------------------------------------------------------------------
DWS Variable Series II
-------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                            2007
-------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                           2007
-------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                           2007
-------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                   2007
-------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                              2007
-------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
--------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                             $10.00            $ 9.69             --    2007
--------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                            10.00              9.99             --    2007
--------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                    10.00              9.85             --    2007
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Funds
--------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                       10.00              9.83          5,021    2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  10.00              9.80         33,245    2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   10.00              9.36             --    2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  10.00              9.64         27,601    2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                10.00              9.73             --    2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         10.00              9.72             --    2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio - Service Class 2                           10.00             10.09         20,423    2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        10.00              9.78         11,593    2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               10.00              9.61             --    2007
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               10.00              9.87         99,758    2007
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     10.00              9.66             --    2007
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         10.00              9.73        110,261    2007
--------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 10.00              9.68             --    2007
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             10.00              9.78             --    2007
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Assets Allocation Fund -- Class 2 Shares                       10.00              9.82             --    2007
--------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              10.00              9.64             --    2007
--------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares
   (formerly, Value Equity Fund)                                                  10.00              9.82             --    2007
--------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   10.00             10.11             --    2007
--------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           10.00              9.75         11,548    2007
--------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               10.00             10.02             --    2007
--------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    10.00              9.79             --    2007
--------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   10.00              9.01             --    2007
--------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           10.00              9.69         21,489    2007
--------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                         10.00              9.62             --    2007
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             10.00              9.82        450,066    2007
--------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                              10.00              9.77             --    2007
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
--------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            10.00              9.84          5,432    2007
--------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               10.00              9.93         32,519    2007
--------------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio -- Class 1                          10.00              9.78             --    2007
--------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                         10.00             10.10             --    2007
--------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1                10.00              9.71             --    2007
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1        $10.00            $ 9.71             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                       10.00              9.69             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Government Bond Portfolio -- Class 1                    10.00             10.07             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                    10.00              9.71             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                   10.00              9.66             --    2007
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II             10.00              9.71             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I              10.00              9.68             --    2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                     10.00              9.79             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                            10.00              9.74             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                           10.00             10.03             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                               10.00              9.84         11,646    2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                  10.00              9.83             --    2007
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                   10.00              9.83            303    2007
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                       10.00              9.71             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                          10.00              9.69             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                10.00              9.68             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                      10.00              9.63         19,553    2007
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                     10.00              9.63             --    2007
---------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                      10.00              9.99             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                              10.00             10.03             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares               10.00             10.23         20,299    2007
---------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                            10.00             10.07        122,592    2007
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                            10.00             10.13         20,392    2007
---------------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                                10.00              9.65         25,579    2007
---------------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                            10.00              9.77             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                                   10.00             10.13          7,434    2007
---------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund
   (formerly, OTC Fund)                                                            10.00              9.75             --    2007
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                                   10.00              9.73          1,891    2007
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                            10.00              9.50         31,574    2007
---------------------------------------------------------------------------------------------------------------------------------
XTF Advisors Trust
---------------------------------------------------------------------------------------------------------------------------------
  ETF 60 Portfolio -- Class II Shares                                              10.00              9.68          4,949    2007
---------------------------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

Statement of Additional Information

The Company.......................................................................................................... B-3

The Separate Account................................................................................................. B-3

Additional Information About the Guarantee Account................................................................... B-3

The Contracts........................................................................................................ B-4
   Transfer of Annuity Units......................................................................................... B-4
   Net Investment Factor............................................................................................. B-4

Termination of Participation Agreements.............................................................................. B-4

Calculation of Performance Data...................................................................................... B-5
   Subaccounts Investing in GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund
     -- Money Market Portfolio....................................................................................... B-5
   Other Subaccounts................................................................................................. B-6
   Other Performance Data............................................................................................ B-7

Tax Matters.......................................................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company........................................................... B-7
   IRS Required Distributions........................................................................................ B-8

General Provisions................................................................................................... B-8
   Using the Contracts as Collateral................................................................................. B-8
   The Beneficiary................................................................................................... B-8
   Non-Participating................................................................................................. B-8
   Misstatement of Age or Gender..................................................................................... B-8
   Incontestability.................................................................................................. B-8
   Statement of Values............................................................................................... B-8
   Trust as Owner or Beneficiary..................................................................................... B-9
   Written Notice.................................................................................................... B-9

Legal Developments Regarding Employment-Related Benefit Plans........................................................ B-9

Regulation of Genworth Life and Annuity Insurance Company............................................................ B-9

Experts.............................................................................................................. B-9

Financial Statements................................................................................................. B-9

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230


Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1154 4/00 (RetireReady/SM/ Choice/Foundation) to:


Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                 Genworth Life & Annuity VA Separate Account 1
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 352-9910

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2008, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:     (800) 352-9910

Or write: Genworth Life and Annuity Insurance Company
          6610 West Broad Street
          Richmond, Virginia 23230

Or visit: www.genworth.com

Or:       contact your financial representative


The date of this Statement of Additional Information is May 1, 2008.

TABLE OF CONTENTS

The Company......................................................................................................... B-3

The Separate Account................................................................................................ B-3

Additional Information About the Guarantee Account.................................................................. B-3

The Contracts....................................................................................................... B-4
   Transfer of Annuity Units........................................................................................ B-4
   Net Investment Factor............................................................................................ B-4

Termination of Participation Agreements............................................................................. B-4

Calculation of Performance Data..................................................................................... B-5
   Subaccounts Investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio................................................................................. B-5
   Other Subaccounts................................................................................................ B-6
   Other Performance Data........................................................................................... B-7

Tax Matters......................................................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company.......................................................... B-7
   IRS Required Distributions....................................................................................... B-8

General Provisions.................................................................................................. B-8
   Using the Contracts as Collateral................................................................................ B-8
   The Beneficiary.................................................................................................. B-8
   Non-Participating................................................................................................ B-8
   Misstatement of Age or Gender.................................................................................... B-8
   Incontestability................................................................................................. B-8
   Statement of Values.............................................................................................. B-8
   Trust as Owner or Beneficiary.................................................................................... B-9
   Written Notice................................................................................................... B-9

Legal Developments Regarding Employment-Related Benefit Plans....................................................... B-9

Regulation of Genworth Life and Annuity Insurance Company........................................................... B-9

Experts............................................................................................................. B-9

Financial Statements................................................................................................ B-9

The Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). Until March 12, 2007, our preferred shares were owned by an affiliate, Brookfield Life Assurance Company Limited. On March 12, 2007, we redeemed the remaining outstanding preferred shares for par value of $110.0 million and paid $2.5 million in dividends on the redeemed preferred shares. On April 30, 2007, the issued shares of preferred stock were retired.

Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into the Company. The Company was the surviving entity. FHL and FCL were both stock life insurance companies operating under charter granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers.

Upon consummation of the FHL and FCL mergers, the Company transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY, with GLICNY being the surviving entity.

We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to providing insurance, investment and financial solutions that help meet the homeownership, life security, wealth management and retirement security needs of more than 15 million customers, with a presence in more than 25 countries. We have two operating segments: (1) Protection and (2) Retirement Income and Institutional.

  . Protection. We offer customers life insurance, including term and universal, and Medicare supplement insurance.



  . Retirement Income and Institutional. We offer customers a variety of wealth accumulation, income distribution and institutional products. Wealth accumulation and income distribution products principally include fixed and variable deferred and immediate individual annuities and, group variable annuities offered through retirement plans. Institutional products include funding agreements backing notes ("FABNs"), funding agreements and guaranteed investment contracts ("GICs").

We also have Corporate and Other activities, which include income and expenses not allocated to the segments.

We do business in the District of Columbia and all states, except New York.

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.


The Separate Account

In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

Additional Information About the Guarantee Account

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

The Contracts

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM Variable Insurance Funds. This agreement may be terminated by the parties upon six months' advance written notice.

AllianceBernstein Variable Products Series Fund, Inc. This agreement may be terminated by the parties upon six months' advance written notice.

American Century Variable Portfolios, Inc. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

American Century Variable Portfolios II, Inc. This agreement may be terminated by the parties upon 180 days' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BlackRock Variable Series Funds, Inc. This agreement may be terminated by the parties upon 60 days' advance written notice.

Columbia Funds Variable Insurance Trust I. This agreement may be terminated by the parties upon 60 days' advance written notice.

Dreyfus. This agreement may be terminated by the parties upon 180 days' advance written notice.

DWS Variable Series II. The agreement may be terminated by the parties upon three months' advance written notice.

Eaton Vance Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Evergreen Variable Annuity Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Federated Insurance Series. This agreement may be terminated by the parties upon 180 days' advance written notice.

Fidelity Variable Insurance Products Fund. These agreements provide for termination upon 90 days', advance notice by either party.

Franklin Templeton Variable Insurance Trust. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter period of time is agreed upon by the parties.

GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.

J.P. Morgan Series Trust II. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.

Legg Mason Partners Variable Equity Trust. The agreement may be terminated by the parties upon one year advance written notice.

MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

The Prudential Series Fund. This agreement may be terminated by the parties upon 60 days' advance written notice.

Rydex Variable Trust. This agreement may be terminated by the parties on six months' advance written notice.

The Universal Institutional Funds, Inc. This agreement may be terminated by the parties upon 180 days' advance written notice.

Van Kampen Life Investment Trust. This agreement may be terminated by the parties upon 180 days' advance written notice.

XTF Advisors Trust. This agreement may be terminated by the parties upon 90 days' advance written notice.

Calculation of Performance Data


From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.


The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccounts Investing in the GE Investments Funds, Inc -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP =   the net change in the value of the investment Portfolio
        (exclusive of realized gains and losses on the sale of
        securities and unrealized appreciation and depreciation
        and income other than investment income) for the
        seven-day period attributable to a hypothetical account
        having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the
        seven-day period.
UV  =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP =   the net change in the value of the investment Portfolio
        (exclusive of realized gains and losses on the sale of
        securities and unrealized appreciation and depreciation
        and income other than investment income) for the
        seven-day period attributable to a hypothetical account
        having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the
        seven-day period.
UV  =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. -- Money Market Fund's or the Dreyfus Variable Investment Fund -- Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund or Dreyfus Variable Investment Fund -- Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments, Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio or will be lower than the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

GE Investments Funds, Inc. -- Money Market Fund


Current Yield: 2.90% as of December 31, 2007
Effective Yield: 2.94% as of December 31, 2007


Dreyfus Variable Investment Fund -- Money Market Portfolio


Current Yield: 2.71% as of December 31, 2007
Effective Yield: 2.74% as of December 31, 2007


Past Performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

Standardized Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

   (2) The annual contract charge is $30 deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.30% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of six years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the maximum charges for the Guaranteed Minimum Withdrawal Benefit for Life Rider (equal to an annual effective rate of 2.00% of the daily net assets in the Separate Account).

   (5) Standardized total return considers the charges for the Earnings Protector Death Benefit Rider Option (equal to an annualized rate of 0.30% of your Contract Value deducted on your contract anniversary).

   (6) Standardized total return considers the charge for the Annual Step-Up Death Benefit Rider Option (equal to an annualized rate of 0.20% of your Contract Value deducted on your contract anniversary).

   (7) Standardized total return does not reflect the deduction of any premium taxes.

   (8) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N-/1

       where:

TR  =   the average annual total return for the
        period.
ERV =   the ending redeemable value (reflecting
        deductions as described above) of the
        hypothetical investment at the end of the
        period.
P   =   a hypothetical single investment of $1,000.
N   =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P)-1

where:

CTR =   the cumulative total return for the period.
ERV =   the ending redeemable value (reflecting deductions as
        described above) of the hypothetical investment at the
        end of the period.
P   =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

Tax Matters

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any Federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for Federal income taxes. We will periodically review the question of a charge to the Separate Account for Federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for Federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

   The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

General Provisions

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

Regulation of Genworth Life and Annuity Insurance Company

Besides Federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia and all states, except New York.

Experts


The consolidated financial statements and financial statement schedules for Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2007 and 2006, and for each of the years in the three-year period ended December 31, 2007, and the financial statements of the Separate Account as of December 31, 2007 and for the periods indicated, have been incorporated by reference herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.


Financial Statements


The Statement of Additional Information contains the consolidated financial statements of the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and financial statements of the Separate Account. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             Financial Statements

                         Year ended December 31, 2007

     (With Independent Registered Public Accounting Firm's Report Thereon)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2007

                                                                            Page
                                                                            -----
Independent Registered Public Accounting Firm's Report.....................   F-1

Statements of Assets and Liabilities.......................................   F-3

Statements of Operations...................................................  F-32

Statements of Changes in Net Assets........................................  F-62

Notes to Financial Statements.............................................. F-112

            Report of Independent Registered Public Accounting Firm

Contract Owners
Genworth Life & Annuity VA Separate Account 1
  and
The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying statements of assets and liabilities of Genworth Life & Annuity VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund -- Series II shares, AIM V.I. Capital Appreciation Fund -- Series I shares, AIM V.I. Capital Development Fund -- Series I shares, AIM V.I. Core Equity Fund -- Series I shares, AIM V.I. Global Real Estate Fund -- Series II shares, AIM V.I. Government Securities Fund -- Series I shares, AIM V.I. International Growth Fund -- Series II shares, AIM V.I. Large Cap Growth Fund -- Series I shares, AIM V.I. Technology Fund -- Series I shares, AIM V.I. Utilities Fund -- Series I shares; Alger American Fund -- Alger American Growth Portfolio -- Class O Shares, Alger American Small Capitalization Portfolio -- Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B, AllianceBernstein Global Technology
Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R)
Fund -- Class I, VP Value Fund -- Class I; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III, BlackRock Global Allocation V.I. Fund -- Class III, BlackRock Large Cap Growth V.I.
Fund -- Class III, BlackRock Value Opportunities V.I. Fund -- Class III; Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A, Columbia Marsico International Opportunities Fund, Variable Series -- Class B; Dreyfus -- Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; DWS Variable Series II -- DWS Dreman High Return Equity VIP -- Class B Shares, DWS Dreman Small Mid Cap Value VIP -- Class B Shares, DWS Technology VIP -- Class B Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity
Trust -- Evergreen VA Omega Fund -- Class 2; Federated Insurance
Series -- Federated American Leaders Fund II -- Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares; Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/
Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R)
Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation
Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income
Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth
Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap
Portfolio -- Initial Class, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton VIP Founding Funds Allocation
Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 1 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation
Fund -- Class 2 Shares, Templeton Global Income Securities Fund -- Class 1 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Income Fund, International Equity Fund, Mid-Cap Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Small-Cap Equity Fund, Total Return Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; J.P. Morgan Series Trust II -- Bond Portfolio, International Equity Portfolio, Mid Cap Value Portfolio, Small Company Portfolio, U.S. Large Cap Core Equity Portfolio; Janus Aspen
Series -- Balanced Portfolio -- Institutional Shares, Balanced
Portfolio -- Service Shares, Fundamental Equity Portfolio -- Institutional Shares, Flexible Bond Portfolio -- Institutional Shares, Forty
Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology
Portfolio -- Service Shares, International Growth Portfolio -- Institutional Shares, International Growth Portfolio -- Service Shares, Large Cap Growth Portfolio -- Institutional Shares, Large Cap Growth Portfolio -- Service Shares, Mid Cap Growth Portfolio -- Institutional Shares, Mid Cap Growth Portfolio -- Service Shares, Worldwide Growth

Portfolio -- Institutional Shares, Worldwide Growth Portfolio -- Service Shares; JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio 1, JPMorgan Insurance Trust Diversified Equity Portfolio 1, JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1, JPMorgan Insurance Trust Equity Index Portfolio 1, JPMorgan Insurance Trust Government Bond Portfolio 1, JPMorgan Insurance Trust Intrepid Growth Portfolio 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1; Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth
Portfolio -- Class II, Legg Mason Partners Variable Capital and Income Portfolio -- Class I, Legg Mason Partners Variable Capital and Income
Portfolio -- Class II, Legg Mason Partners Variable Fundamental Value
Portfolio -- Class I, Legg Mason Partners Variable Investors Portfolio -- Class I; Legg Mason Partners Variable Income Trust -- Legg Mason Partners Variable Strategic Bond Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Old Mutual Insurance Series Fund -- Old Mutual Growth II Portfolio, Old Mutual Large Cap Growth Portfolio; Oppenheimer Variable Account
Funds -- Oppenheimer Balanced Fund/VA, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares, Oppenheimer MidCap Fund/VA, Oppenheimer MidCap Fund/VA -- Service Shares; PIMCO Variable Insurance
Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield
Portfolio -- Administrative Class Shares, Long-Term U.S. Government
Portfolio -- Administrative Class Shares, Low Duration
Portfolio -- Administrative Class Shares, Total Return
Portfolio -- Administrative Class Shares; The Prudential Series
Fund -- Jennison 20/20 Focus Portfolio -- Class II, Jennison Portfolio -- Class II, Natural Resources Portfolio -- Class II, SP International Growth
Portfolio -- Class II, SP Prudential U.S. Emerging Growth Portfolio -- Class II; Rydex Variable Trust -- OTC Fund; The Universal Institutional Funds,
Inc. -- Equity and Income Portfolio -- Class II Shares; Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares, Strategic Growth Portfolio -- Class II Shares; XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares) as of December 31, 2007, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life & Annuity VA Separate Account 1 as of December 31, 2007, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
April 11, 2008

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2007

                                                                AIM Variable Insurance Funds
                                              ----------------------------------------------------------------
                                                                  AIM V.I.        AIM V.I.
                                                  AIM V.I.         Capital         Capital        AIM V.I.
                                                Basic Value     Appreciation     Development     Core Equity
                               Consolidated       Fund --          Fund --         Fund --         Fund --
                                  Total       Series II shares Series I shares Series I shares Series I shares
                              --------------- ---------------- --------------- --------------- ---------------
Assets:
Investments at fair
  market value (note 2b):.... $11,495,257,456    25,727,351      25,954,024        21,382        25,400,908
Dividend receivable..........       4,196,701            --              --            --                --
Receivable from
  affiliate (note 4b)........           1,206             1               5            --                --
Receivable for units sold....      10,230,537            --              --            --                --
                              ---------------    ----------      ----------        ------        ----------
       Total assets..........  11,509,685,900    25,727,352      25,954,029        21,382        25,400,908
                              ---------------    ----------      ----------        ------        ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....       1,609,745         3,404           3,366             1             3,304
Payable for units
  withdrawn..................       5,992,570         2,166          21,726            --            12,043
                              ---------------    ----------      ----------        ------        ----------
       Total liabilities.....       7,602,315         5,570          25,092             1            15,347
                              ---------------    ----------      ----------        ------        ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  11,346,794,703    25,665,019      25,928,937        21,381        25,385,561
   Variable deferred
     annuity contract
     owners in the
     annuitization period....     132,224,280        56,763              --            --                --
   Genworth Life and
     Annuity (note 4d).......      23,064,602            --              --            --                --
                              ---------------    ----------      ----------        ------        ----------
       Net assets............ $11,502,083,585    25,721,782      25,928,937        21,381        25,385,561
                              ===============    ==========      ==========        ======        ==========
Investments in
  securities, at cost........ $10,632,916,103    24,612,127      20,209,288        19,131        22,121,998
                              ===============    ==========      ==========        ======        ==========
Shares outstanding...........                     2,038,617         883,692         1,134           872,584
                                                 ==========      ==========        ======        ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                          AIM Variable Insurance Funds (continued)
                              -----------------------------------------------------------------
                                  AIM V.I.        AIM V.I.         AIM V.I.        AIM V.I.
                                   Global        Government     International      Large Cap
                                Real Estate      Securities         Growth          Growth
                                  Fund --          Fund --         Fund --          Fund --
                              Series II shares Series I shares Series II shares Series I shares
                              ---------------- --------------- ---------------- ---------------
Assets:
Investments at fair
  market value (note 2b):....     $237,742         20,919         89,183,567        31,307
Dividend receivable..........           --             --                 --            --
Receivable from
  affiliate (note 4b)........           --             --                  8            --
Receivable for units sold....        3,824             --            270,682            --
                                  --------         ------         ----------        ------
       Total assets..........      241,566         20,919         89,454,257        31,307
                                  --------         ------         ----------        ------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....           36              1             13,228             4
Payable for units
  withdrawn..................           --             --                 --            --
                                  --------         ------         ----------        ------
       Total liabilities.....           36              1             13,228             4
                                  --------         ------         ----------        ------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....      227,658         20,918         87,575,164        31,303
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       13,872             --          1,865,865            --
   Genworth Life and
     Annuity (note 4d).......           --             --                 --            --
                                  --------         ------         ----------        ------
       Net assets............     $241,530         20,918         89,441,029        31,303
                                  ========         ======         ==========        ======
Investments in
  securities, at cost........     $283,536         21,095         80,845,261        25,296
                                  ========         ======         ==========        ======
Shares outstanding...........       10,976          1,736          2,683,827         1,975
                                  ========         ======         ==========        ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                               AIM Variable Insurance Funds
                                        (continued)                Alger American Fund
                              ------------------------------- -----------------------------
                                                                  Alger          Alger
                                 AIM V.I.        AIM V.I.        American    American Small
                                Technology       Utilities        Growth     Capitalization
                                  Fund --         Fund --     Portfolio  --   Portfolio --
                              Series I shares Series I shares Class O Shares Class O Shares
                              --------------- --------------- -------------- --------------
Assets:
Investments at fair
  market value (note 2b):....     $11,297          3,717        77,513,384     65,736,648
Dividend receivable..........          --             --                --             --
Receivable from
  affiliate (note 4b)........          --              1                 6             --
Receivable for units sold....          --             --                --             --
                                  -------          -----        ----------     ----------
       Total assets..........      11,297          3,718        77,513,390     65,736,648
                                  -------          -----        ----------     ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....           1             --             9,393          7,973
Payable for units
  withdrawn..................           1              1            57,441         64,483
                                  -------          -----        ----------     ----------
       Total liabilities.....           2              1            66,834         72,456
                                  -------          -----        ----------     ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....      11,295          3,717        77,380,995     65,578,863
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --             --            65,561         85,329
   Genworth Life and
     Annuity (note 4d).......          --             --                --             --
                                  -------          -----        ----------     ----------
       Net assets............     $11,295          3,717        77,446,556     65,664,192
                                  =======          =====        ==========     ==========
Investments in
  securities, at cost........     $ 8,914          3,073        64,823,131     44,985,874
                                  =======          =====        ==========     ==========
Shares outstanding...........         748            155         1,573,237      1,972,889
                                  =======          =====        ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                         AllianceBernstein Variable Products Series Fund, Inc.
                              -----------------------------------------------------------------------------------------
                              AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein
                               Balanced Wealth       Global          Growth and       International       Large Cap
                                  Strategy         Technology          Income             Value            Growth
                                Portfolio --      Portfolio --      Portfolio --      Portfolio --      Portfolio --
                                   Class B           Class B           Class B           Class B           Class B
                              ----------------- ----------------- ----------------- ----------------- -----------------
Assets:
Investments at fair
  market value (note 2b):....    $7,134,380         6,406,095        151,362,640       179,283,634       29,223,812
Dividend receivable..........            --                --                 --                --               --
Receivable from
  affiliate (note 4b)........            --                 1                 --                --               --
Receivable for units sold....       216,706            25,744                 --           897,966               --
                                 ----------         ---------        -----------       -----------       ----------
       Total assets..........     7,351,086         6,431,840        151,362,640       180,181,600       29,223,812
                                 ----------         ---------        -----------       -----------       ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....         1,256               822             19,531            27,121            3,847
Payable for units
  withdrawn..................            --                --             15,859                --           13,941
                                 ----------         ---------        -----------       -----------       ----------
       Total liabilities.....         1,256               822             35,390            27,121           17,788
                                 ----------         ---------        -----------       -----------       ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     7,181,709         6,431,018        151,237,205       175,814,800       29,206,024
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       168,121                --             90,045         4,339,679               --
   Genworth Life and
     Annuity (note 4d).......            --                --                 --                --               --
                                 ----------         ---------        -----------       -----------       ----------
       Net assets............    $7,349,830         6,431,018        151,327,250       180,154,479       29,206,024
                                 ==========         =========        ===========       ===========       ==========
Investments in
  securities, at cost........    $7,202,860         5,524,049        129,033,700       174,054,737       23,098,407
                                 ==========         =========        ===========       ===========       ==========
Shares outstanding...........       550,068           315,416          5,701,041         7,205,934          975,428
                                 ==========         =========        ===========       ===========       ==========

                              ------------------
                              AllianceBernstein
                                  Small Cap
                                   Growth
                                Portfolio --
                                   Class B
                              -----------------
Assets:
Investments at fair
  market value (note 2b):....    11,333,350
Dividend receivable..........            --
Receivable from
  affiliate (note 4b)........             2
Receivable for units sold....        12,285
                                 ----------
       Total assets..........    11,345,637
                                 ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....         1,436
Payable for units
  withdrawn..................            --
                                 ----------
       Total liabilities.....         1,436
                                 ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    11,344,201
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --
   Genworth Life and
     Annuity (note 4d).......            --
                                 ----------
       Net assets............    11,344,201
                                 ==========
Investments in
  securities, at cost........    10,509,351
                                 ==========
Shares outstanding...........       746,106
                                 ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                                          American Century
                                                                              Variable
                              American Century Variable Portfolios, Inc. Portfolios II, Inc.
                              ---------------------------------------    -------------------
                                 VP                                              VP
                              Income &         VP          VP      VP         Inflation
                               Growth     International Ultra(R)  Value      Protection
                              Fund --        Fund --    Fund --  Fund --       Fund --
                              Class I        Class I    Class I  Class I      Class II
                              --------    ------------- -------- ------- -------------------
Assets:
Investments at fair
  market value (note 2b):.... $132,340      3,289,575    62,258  211,597      4,144,132
Dividend receivable..........       --             --        --       --         12,917
Receivable from
  affiliate (note 4b)........       --             --        --       --             --
Receivable for units sold....       --         42,027        --      268          2,070
                              --------      ---------    ------  -------      ---------
       Total assets..........  132,340      3,331,602    62,258  211,865      4,159,119
                              --------      ---------    ------  -------      ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....       20            494        10       27          1,668
Payable for units
  withdrawn..................        1             --         1       --             --
                              --------      ---------    ------  -------      ---------
       Total liabilities.....       21            494        11       27          1,668
                              --------      ---------    ------  -------      ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  132,319      3,037,722    62,247  192,954      4,099,987
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       --        293,386        --   18,884         57,464
   Genworth Life and
     Annuity (note 4d).......       --             --        --       --             --
                              --------      ---------    ------  -------      ---------
       Net assets............ $132,319      3,331,108    62,247  211,838      4,157,451
                              ========      =========    ======  =======      =========
Investments in
  securities, at cost........ $125,295      2,913,771    50,618  232,769      4,008,796
                              ========      =========    ======  =======      =========
Shares outstanding...........   15,643        277,367     5,124   28,326        392,809
                              ========      =========    ======  =======      =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                        BlackRock Variable Series Funds, Inc.
                              ----------------------------------------------------------
                                                  BlackRock     BlackRock    BlackRock
                                 BlackRock         Global       Large Cap      Value
                              Basic Value V.I. Allocation V.I. Growth V.I. Opportunities
                                  Fund --          Fund --       Fund --   V.I. Fund --
                                 Class III        Class III     Class III    Class III
                              ---------------- --------------- ----------- -------------
Assets:
Investments at fair
  market value (note 2b):....   $16,016,041      264,066,314    3,241,947    7,372,587
Dividend receivable..........            --               --           --           --
Receivable from
  affiliate (note 4b)........            --               --            2           --
Receivable for units sold....        35,487        1,511,517        4,617       36,128
                                -----------      -----------    ---------   ----------
       Total assets..........    16,051,528      265,577,831    3,246,566    7,408,715
                                -----------      -----------    ---------   ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....         2,477           49,677          424        1,195
Payable for units
  withdrawn..................            --               --           --           --
                                -----------      -----------    ---------   ----------
       Total liabilities.....         2,477           49,677          424        1,195
                                -----------      -----------    ---------   ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    16,049,051      251,012,223    3,246,142    7,407,520
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --       14,515,931           --           --
   Genworth Life and
     Annuity (note 4d).......            --               --           --           --
                                -----------      -----------    ---------   ----------
       Net assets............   $16,049,051      265,528,154    3,246,142    7,407,520
                                ===========      ===========    =========   ==========
Investments in
  securities, at cost........   $18,410,340      267,995,167    2,988,804   12,617,988
                                ===========      ===========    =========   ==========
Shares outstanding...........     1,160,583       18,173,869      255,674      462,811
                                ===========      ===========    =========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                Columbia Funds Variable
                                   Insurance Trust I                       Dreyfus
                              --------------------------- ------------------------------------------
                                              Columbia
                                Columbia      Marsico        Dreyfus       Dreyfus     The Dreyfus
                                Marsico    International    Investment     Variable      Socially
                              Growth Fund, Opportunities  Portfolios --   Investment   Responsible
                                Variable   Fund, Variable  MidCap Stock    Fund --        Growth
                               Series --     Series --     Portfolio --  Money Market Fund, Inc. --
                                Class A       Class B     Initial Shares  Portfolio   Initial Shares
                              ------------ -------------- -------------- ------------ --------------
Assets:
Investments at fair
  market value (note 2b):.... $71,692,425   141,700,764      144,058       636,515      5,056,221
Dividend receivable..........          --            --           --         2,174             --
Receivable from
  affiliate (note 4b)........          --            --           --            --              1
Receivable for units sold....      46,484       297,800           --            --             --
                              -----------   -----------      -------       -------      ---------
       Total assets..........  71,738,909   141,998,564      144,058       638,689      5,056,222
                              -----------   -----------      -------       -------      ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....       9,428        20,282           19           106            642
Payable for units
  withdrawn..................          --            --           --           138            229
                              -----------   -----------      -------       -------      ---------
       Total liabilities.....       9,428        20,282           19           244            871
                              -----------   -----------      -------       -------      ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  71,729,481   140,105,306      144,039       638,445      5,055,351
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --     1,872,976           --            --             --
   Genworth Life and
     Annuity (note 4d).......          --            --           --            --             --
                              -----------   -----------      -------       -------      ---------
       Net assets............ $71,729,481   141,978,282      144,039       638,445      5,055,351
                              ===========   ===========      =======       =======      =========
Investments in
  securities, at cost........ $58,191,062   117,336,377      155,329       636,427      4,758,667
                              ===========   ===========      =======       =======      =========
Shares outstanding...........   3,217,793     5,616,360        9,282       636,515        165,778
                              ===========   ===========      =======       =======      =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                                                                        Evergreen
                                                                                                        Variable
                                         DWS Variable Series II            Eaton Vance Variable Trust Annuity Trust
                              -------------------------------------------- -------------------------- -------------
                                   DWS            DWS                                        VT
                                  Dreman         Dreman          DWS            VT        Worldwide     Evergreen
                               High Return   Small Mid Cap    Technology   Floating-Rate   Health       VA Omega
                              Equity VIP --   Value VIP --      VIP --        Income      Sciences       Fund --
                              Class B Shares Class B Shares Class B Shares     Fund         Fund         Class 2
                              -------------- -------------- -------------- -------------  ----------  -------------
Assets:
Investments at fair
  market value (note 2b):....    $129,036        89,052         11,893      65,235,750    10,454,413    1,055,391
Dividend receivable..........          --            --             --         355,773            --           --
Receivable from
  affiliate (note 4b)........          --            --             --              --             2            1
Receivable for units sold....          43            --             --          82,523         1,220           --
                                 --------        ------         ------      ----------    ----------    ---------
       Total assets..........     129,079        89,052         11,893      65,674,046    10,455,635    1,055,392
                                 --------        ------         ------      ----------    ----------    ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....          18            11              2           9,755         1,332          135
Payable for units
  withdrawn..................          --            --             --              --            --          272
                                 --------        ------         ------      ----------    ----------    ---------
       Total liabilities.....          18            11              2           9,755         1,332          407
                                 --------        ------         ------      ----------    ----------    ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     129,061        89,041         11,891      64,370,922    10,452,461    1,054,985
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --            --             --       1,293,369         1,842           --
   Genworth Life and
     Annuity (note 4d).......          --            --             --              --            --           --
                                 --------        ------         ------      ----------    ----------    ---------
       Net assets............    $129,061        89,041         11,891      65,664,291    10,454,303    1,054,985
                                 ========        ======         ======      ==========    ==========    =========
Investments in
  securities, at cost........    $129,182        92,416         10,141      67,238,083     9,406,722      953,244
                                 ========        ======         ======      ==========    ==========    =========
Shares outstanding...........       8,955         4,435          1,129       6,809,577       825,783       53,764
                                 ========        ======         ======      ==========    ==========    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                             Federated Insurance Series
                              ---------------------------------------------------------
                              Federated               Federated   Federated
                               American              High Income High Income Federated
                               Leaders    Federated     Bond        Bond      Kaufmann
                              Fund II --   Capital   Fund II --  Fund II --  Fund II --
                               Primary     Income      Primary     Service    Service
                                Shares     Fund II     Shares      Shares      Shares
                              ----------- ---------- ----------- ----------- ----------
Assets:
Investments at fair
  market value (note 2b):.... $30,744,148 14,817,934 33,368,283  38,352,661  56,828,936
Dividend receivable..........          --         --         --          --          --
Receivable from
  affiliate (note 4b)........           1         10         --           3           2
Receivable for units sold....          --         --         --          --      66,520
                              ----------- ---------- ----------  ----------  ----------
       Total assets..........  30,744,149 14,817,944 33,368,283  38,352,664  56,895,458
                              ----------- ---------- ----------  ----------  ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....       3,686      1,751      4,055       4,959       7,199
Payable for units
  withdrawn..................      28,619     15,247        924     107,695          --
                              ----------- ---------- ----------  ----------  ----------
       Total liabilities.....      32,305     16,998      4,979     112,654       7,199
                              ----------- ---------- ----------  ----------  ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  30,711,844 14,798,209 33,363,304  38,240,010  56,888,259
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --      2,737         --          --          --
   Genworth Life and
     Annuity (note 4d).......          --         --         --          --          --
                              ----------- ---------- ----------  ----------  ----------
       Net assets............ $30,711,844 14,800,946 33,363,304  38,240,010  56,888,259
                              =========== ========== ==========  ==========  ==========
Investments in
  securities, at cost........ $33,807,035 14,855,912 33,895,826  38,692,865  44,077,278
                              =========== ========== ==========  ==========  ==========
Shares outstanding...........   1,794,755  1,540,326  4,455,044   5,148,008   3,053,677
                              =========== ========== ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                             Fidelity(R) Variable Insurance Products Fund
                              ---------------------------------------------------------------------------
                                VIP Asset      VIP Asset          VIP            VIP            VIP
                               Manager/SM/    Manager/SM/      Balanced     Contrafund(R)  Contrafund(R)
                              Portfolio --   Portfolio --    Portfolio --   Portfolio --   Portfolio --
                              Initial Class Service Class 2 Service Class 2 Initial Class Service Class 2
                              ------------- --------------- --------------- ------------- ---------------
Assets:
Investments at fair
  market value (note 2b):.... $116,845,142    27,129,418      55,829,339     328,213,771    274,047,929
Dividend receivable..........           --            --              --              --             --
Receivable from
  affiliate (note 4b)........           --             2              11              --             --
Receivable for units sold....           --            --         108,062          44,031        253,201
                              ------------    ----------      ----------     -----------    -----------
       Total assets..........  116,845,142    27,129,420      55,937,412     328,257,802    274,301,130
                              ------------    ----------      ----------     -----------    -----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....       11,978         4,231           9,584          39,380         36,669
Payable for units
  withdrawn..................      407,641        12,827              --              --             --
                              ------------    ----------      ----------     -----------    -----------
       Total liabilities.....      419,619        17,058           9,584          39,380         36,669
                              ------------    ----------      ----------     -----------    -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  116,354,867    27,112,362      53,679,219     328,056,537    272,599,843
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       70,656            --       2,248,609         161,885      1,664,618
   Genworth Life and
     Annuity (note 4d).......           --            --              --              --             --
                              ------------    ----------      ----------     -----------    -----------
       Net assets............ $116,425,523    27,112,362      55,927,828     328,218,422    274,264,461
                              ============    ==========      ==========     ===========    ===========
Investments in
  securities, at cost........ $105,759,942    24,652,415      54,980,726     311,847,462    290,544,306
                              ============    ==========      ==========     ===========    ===========
Shares outstanding...........    7,051,608     1,661,324       3,567,370      11,763,934      9,979,895
                              ============    ==========      ==========     ===========    ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                       Fidelity(R) Variable Insurance Products Fund (continued)
                              ---------------------------------------------------------------------------
                                    VIP                                          VIP            VIP
                              Dynamic Capital      VIP            VIP         Growth &       Growth &
                               Appreciation   Equity-Income  Equity-Income     Income         Income
                               Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                              Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
                              --------------- ------------- --------------- ------------- ---------------
Assets:
Investments at fair
  market value (note 2b):....   $4,269,282     273,769,165    170,854,032    59,738,920     32,273,075
Dividend receivable..........           --              --             --            --             --
Receivable from
  affiliate (note 4b)........           --              --             --            --             --
Receivable for units sold....        7,510              --        146,006         4,324             --
                                ----------     -----------    -----------    ----------     ----------
       Total assets..........    4,276,792     273,769,165    171,000,038    59,743,244     32,273,075
                                ----------     -----------    -----------    ----------     ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....          550          31,841         23,293         7,284          4,147
Payable for units
  withdrawn..................           --         239,607             --            --          1,290
                                ----------     -----------    -----------    ----------     ----------
       Total liabilities.....          550         271,448         23,293         7,284          5,437
                                ----------     -----------    -----------    ----------     ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    4,276,242     273,316,276    169,695,305    59,729,827     32,267,638
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --         181,441      1,281,440         6,133             --
   Genworth Life and
     Annuity (note 4d).......           --              --             --            --             --
                                ----------     -----------    -----------    ----------     ----------
       Net assets............   $4,276,242     273,497,717    170,976,745    59,735,960     32,267,638
                                ==========     ===========    ===========    ==========     ==========
Investments in
  securities, at cost........   $4,300,153     267,665,867    175,490,293    49,116,915     25,933,379
                                ==========     ===========    ===========    ==========     ==========
Shares outstanding...........      475,421      11,449,986      7,248,792     3,511,988      1,925,601
                                ==========     ===========    ===========    ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                      Fidelity(R) Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------------------
                                   VIP                                          VIP
                                 Growth          VIP            VIP         Investment         VIP
                              Opportunities    Growth         Growth        Grade Bond       Mid Cap
                              Portfolio --  Portfolio --   Portfolio --    Portfolio --   Portfolio --
                              Initial Class Initial Class Service Class 2 Service Class 2 Initial Class
                              ------------- ------------- --------------- --------------- -------------
Assets:
Investments at fair
  market value (note 2b):....  $20,632,946   153,234,472    60,354,180      28,279,269       36,825
Dividend receivable..........           --            --            --              --           --
Receivable from
  affiliate (note 4b)........           --            --            39              --           --
Receivable for units sold....           --            --        30,497          73,117           --
                               -----------   -----------    ----------      ----------       ------
       Total assets..........   20,632,946   153,234,472    60,384,716      28,352,386       36,825
                               -----------   -----------    ----------      ----------       ------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....        2,515        17,558         7,857           4,736            2
Payable for units
  withdrawn..................       10,669       796,373            --              --           --
                               -----------   -----------    ----------      ----------       ------
       Total liabilities.....       13,184       813,931         7,857           4,736            2
                               -----------   -----------    ----------      ----------       ------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   20,584,761   152,383,766    60,376,859      27,161,307       36,823
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       35,001        36,775            --       1,186,343           --
   Genworth Life and
     Annuity (note 4d).......           --            --            --              --           --
                               -----------   -----------    ----------      ----------       ------
       Net assets............  $20,619,762   152,420,541    60,376,859      28,347,650       36,823
                               ===========   ===========    ==========      ==========       ======
Investments in
  securities, at cost........  $15,967,227   119,393,637    47,063,889      27,680,106       26,802
                               ===========   ===========    ==========      ==========       ======
Shares outstanding...........      922,349     3,396,154     1,351,717       2,255,125        1,018
                               ===========   ===========    ==========      ==========       ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                              Fidelity(R) Variable Insurance Products Fund     Franklin Templeton Variable Insurance
                                               (continued)                                 Products Trust
                              --------------------------------------------- --------------------------------------------
                                                                                                             Franklin
                                                                                              Franklin      Templeton
                                                                  VIP          Franklin      Large Cap     VIP Founding
                                    VIP            VIP           Value          Income         Growth         Funds
                                  Mid Cap       Overseas      Strategies      Securities     Securities     Allocation
                               Portfolio --   Portfolio --   Portfolio --      Fund --        Fund --        Fund --
                              Service Class 2 Initial Class Service Class 2 Class 2 Shares Class 2 Shares Class 2 Shares
                              --------------- ------------- --------------- -------------- -------------- --------------
Assets:
Investments at fair
  market value (note 2b):....  $245,567,105    83,335,926      6,999,441     768,977,721      771,614       72,388,317
Dividend receivable..........            --            --             --              --           --               --
Receivable from
  affiliate (note 4b)........            10            36              3              --           --                1
Receivable for units sold....            --            --          1,033       1,179,356        1,152          860,217
                               ------------    ----------      ---------     -----------      -------       ----------
       Total assets..........   245,567,115    83,335,962      7,000,477     770,157,077      772,766       73,248,535
                               ------------    ----------      ---------     -----------      -------       ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....        31,890         9,578            904         131,066          101           13,277
Payable for units
  withdrawn..................         6,347        81,550             --              --           --               --
                               ------------    ----------      ---------     -----------      -------       ----------
       Total liabilities.....        38,237        91,128            904         131,066          101           13,277
                               ------------    ----------      ---------     -----------      -------       ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   244,902,870    83,180,827      6,999,573     744,768,290      687,438       69,567,346
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       626,008        64,007             --      25,257,721       85,227        3,667,912
   Genworth Life and
     Annuity (note 4d).......            --            --             --              --           --               --
                               ------------    ----------      ---------     -----------      -------       ----------
       Net assets............  $245,528,878    83,244,834      6,999,573     770,026,011      772,665       73,235,258
                               ============    ==========      =========     ===========      =======       ==========
Investments in
  securities, at cost........  $206,376,749    59,298,406      7,346,218     760,060,260      755,377       73,182,484
                               ============    ==========      =========     ===========      =======       ==========
Shares outstanding...........     6,892,144     3,291,308        554,631      44,423,901       44,731        7,775,329
                               ============    ==========      =========     ===========      =======       ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                          Franklin Templeton Variable Insurance Products Trust (continued)
                              -----------------------------------------------------------------------------------------
                                               Templeton      Templeton      Templeton      Templeton      Templeton
                              Mutual Shares     Foreign        Foreign      Global Asset  Global Income      Growth
                                Securities     Securities     Securities     Allocation     Securities     Securities
                                 Fund --        Fund --        Fund --        Fund --        Fund --        Fund --
                              Class 2 Shares Class 1 Shares Class 2 Shares Class 2 Shares Class 1 Shares Class 2 Shares
                              -------------- -------------- -------------- -------------- -------------- --------------
Assets:
Investments at fair
  market value (note 2b):....  $32,691,388     21,900,879     3,874,082       201,624       7,507,390      20,595,948
Dividend receivable..........           --             --            --            --              --              --
Receivable from
  affiliate (note 4b)........            1             --            --            --              --               4
Receivable for units sold....       41,122             --        45,500            --              --          41,596
                               -----------     ----------     ---------       -------       ---------      ----------
       Total assets..........   32,732,511     21,900,879     3,919,582       201,624       7,507,390      20,637,548
                               -----------     ----------     ---------       -------       ---------      ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....        4,199          2,688           580            25             849           2,643
Payable for units
  withdrawn..................           --         16,985            --            --             933              --
                               -----------     ----------     ---------       -------       ---------      ----------
       Total liabilities.....        4,199         19,673           580            25           1,782           2,643
                               -----------     ----------     ---------       -------       ---------      ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   32,609,436     21,860,307     3,586,545       201,599       7,505,608      20,634,905
   Variable deferred
     annuity contract
     owners in the
     annuitization period....      118,876         20,899       332,457            --              --              --
   Genworth Life and
     Annuity (note 4d).......           --             --            --            --              --              --
                               -----------     ----------     ---------       -------       ---------      ----------
       Net assets............  $32,728,312     21,881,206     3,919,002       201,599       7,505,608      20,634,905
                               ===========     ==========     =========       =======       =========      ==========
Investments in
  securities, at cost........  $33,299,493     18,260,566     3,576,716       250,271       6,663,121      21,025,997
                               ===========     ==========     =========       =======       =========      ==========
Shares outstanding...........    1,619,187      1,064,183       191,313        13,886         441,611       1,333,934
                               ===========     ==========     =========       =======       =========      ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                         GE Investments Funds, Inc.
                              -------------------------------------------------
                                          International   Mid-Cap     Money
                                Income       Equity       Equity      Market
                                 Fund         Fund         Fund        Fund
                              ----------- ------------- ----------- -----------
Assets:
Investments at fair
  market value (note 2b):.... $85,814,753  69,063,760   174,800,359 307,156,952
Dividend receivable..........          --          --            --   1,105,183
Receivable from
  affiliate (note 4b)........          69          --            --          59
Receivable for units sold....          --      18,389            --          --
                              -----------  ----------   ----------- -----------
       Total assets..........  85,814,822  69,082,149   174,800,359 308,262,194
                              -----------  ----------   ----------- -----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....      10,650       5,499        22,696      39,438
Payable for units
  withdrawn..................      28,004          --       468,437   1,285,620
                              -----------  ----------   ----------- -----------
       Total liabilities.....      38,654       5,499       491,133   1,325,058
                              -----------  ----------   ----------- -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  85,747,241  46,012,048   173,644,502 306,931,340
   Variable deferred
     annuity contract
     owners in the
     annuitization period....      28,927          --       664,724       5,796
   Genworth Life and
     Annuity (note 4d).......          --  23,064,602            --          --
                              -----------  ----------   ----------- -----------
       Net assets............ $85,776,168  69,076,650   174,309,226 306,937,136
                              ===========  ==========   =========== ===========
Investments in
  securities, at cost........ $92,148,329  62,575,363   178,417,928 307,156,951
                              ===========  ==========   =========== ===========
Shares outstanding...........   7,462,152   4,707,823    10,104,067 307,156,952
                              ===========  ==========   =========== ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                           GE Investments Funds, Inc. (continued)
                              ----------------------------------------------------------------
                                                                                    Total
                                 Premier    Real Estate S&P 500(R)   Small-Cap      Return
                              Growth Equity Securities    Index       Equity       Fund --
                                  Fund         Fund        Fund        Fund     Class 1 Shares
                              ------------- ----------- ----------- ----------- --------------
Assets:
Investments at fair
  market value (note 2b):....  $77,450,209   87,045,843 377,279,970  94,422,669 1,480,098,741
Dividend receivable..........           --           --          --          --            --
Receivable from
  affiliate (note 4b)........           18           27         144          18           188
Receivable for units sold....           --           --          --          --       101,920
                               -----------  ----------- ----------- ----------- -------------
       Total assets..........   77,450,227   87,045,870 377,280,114  94,422,687 1,480,200,849
                               -----------  ----------- ----------- ----------- -------------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....        9,806       10,560      47,697      12,186       211,835
Payable for units
  withdrawn..................       80,006       97,920     133,311     127,824            --
                               -----------  ----------- ----------- ----------- -------------
       Total liabilities.....       89,812      108,480     181,008     140,010       211,835
                               -----------  ----------- ----------- ----------- -------------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   77,261,477   86,906,243 376,153,462  94,282,677 1,479,670,629
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       98,938       31,147     945,644          --       318,385
   Genworth Life and
     Annuity (note 4d).......           --           --          --          --            --
                               -----------  ----------- ----------- ----------- -------------
       Net assets............  $77,360,415   86,937,390 377,099,106  94,282,677 1,479,989,014
                               ===========  =========== =========== =========== =============
Investments in
  securities, at cost........  $69,507,019  131,483,066 318,337,458 105,966,334 1,328,400,551
                               ===========  =========== =========== =========== =============
Shares outstanding...........      981,003    8,015,271  14,226,243   7,758,642    79,532,442
                               ===========  =========== =========== =========== =============

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                                     Goldman Sachs Variable
                              GE Investments Funds, Inc. (continued)    Insurance Trust
                              -------------------------------------  ----------------------
                                                                      Goldman     Goldman
                                                                       Sachs       Sachs
                               Total Return                 Value    Growth and   Mid Cap
                                 Fund --      U.S. Equity   Equity     Income      Value
                              Class 3 Shares     Fund        Fund       Fund       Fund
                              --------------  ----------- ---------- ---------- -----------
Assets:
Investments at fair
  market value (note 2b):.... $1,022,106,791  70,298,735  34,507,351 33,632,549 147,403,941
Dividend receivable..........             --          --          --         --          --
Receivable from
  affiliate (note 4b)........             --          61          11         --          --
Receivable for units sold....      1,338,033          --          --         --          --
                              --------------  ----------  ---------- ---------- -----------
       Total assets..........  1,023,444,824  70,298,796  34,507,362 33,632,549 147,403,941
                              --------------  ----------  ---------- ---------- -----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....        180,250       8,925       4,458      4,153      18,163
Payable for units
  withdrawn..................             --     187,747      23,571     57,203     116,227
                              --------------  ----------  ---------- ---------- -----------
       Total liabilities.....        180,250     196,672      28,029     61,356     134,390
                              --------------  ----------  ---------- ---------- -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    977,445,344  70,096,545  34,479,333 33,571,193 147,166,933
   Variable deferred
     annuity contract
     owners in the
     annuitization period....     45,819,230       5,579          --         --     102,618
   Genworth Life and
     Annuity (note 4d).......             --          --          --         --          --
                              --------------  ----------  ---------- ---------- -----------
       Net assets............ $1,023,264,574  70,102,124  34,479,333 33,571,193 147,269,551
                              ==============  ==========  ========== ========== ===========
Investments in
  securities, at cost........ $1,014,538,343  65,002,960  32,140,446 33,644,332 156,198,010
                              ==============  ==========  ========== ========== ===========
Shares outstanding...........     54,981,538   1,930,753   3,396,393  2,684,162  10,513,833
                              ==============  ==========  ========== ========== ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                           J.P. Morgan Series Trust II
                              ------------------------------------------------------
                                                                          U.S. Large
                                        International  Mid Cap    Small    Cap Core
                                Bond       Equity       Value    Company    Equity
                              Portfolio   Portfolio   Portfolio Portfolio Portfolio
                              --------- ------------- --------- --------- ----------
Assets:
Investments at fair
  market value (note 2b):     $327,066     125,540     207,521   26,928     10,253
Dividend receivable..........       --          --          --       --         --
Receivable from
  affiliate (note 4b)........       --          --           2       --         --
Receivable for units sold....       --          --          11       --         --
                              --------     -------     -------   ------     ------
       Total assets..........  327,066     125,540     207,534   26,928     10,253
                              --------     -------     -------   ------     ------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....       42          20          29        3          1
Payable for units
  withdrawn..................      155           1          --       --         --
                              --------     -------     -------   ------     ------
       Total liabilities.....      197          21          29        3          1
                              --------     -------     -------   ------     ------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  326,869     125,519     207,505   26,925     10,252
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       --          --          --       --         --
   Genworth Life and
     Annuity (note 4d).......       --          --          --       --         --
                              --------     -------     -------   ------     ------
       Net assets............ $326,869     125,519     207,505   26,925     10,252
                              ========     =======     =======   ======     ======
Investments in
  securities, at cost........ $344,353     102,137     200,954   29,267      9,843
                              ========     =======     =======   ======     ======
Shares outstanding...........   29,255       7,871       6,766    1,677        649
                              ========     =======     =======   ======     ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                       Janus Aspen Series
                              --------------------------------------------------------------------
                                                          Fundamental
                                Balanced      Balanced      Equity     Flexible Bond     Forty
                              Portfolio --  Portfolio -- Portfolio --  Portfolio --  Portfolio --
                              Institutional   Service    Institutional Institutional Institutional
                                 Shares        Shares       Shares        Shares        Shares
                              ------------- ------------ ------------- ------------- -------------
Assets:
Investments at fair
  market value (note 2b):.... $195,173,435  158,302,505     18,045      26,344,336    114,660,704
Dividend receivable..........           --           --         --              --             --
Receivable from
  affiliate (note 4b)........           17           --          1               8             --
Receivable for units sold....           --        1,906         --          21,176         12,777
                              ------------  -----------     ------      ----------    -----------
       Total assets..........  195,173,452  158,304,411     18,046      26,365,520    114,673,481
                              ------------  -----------     ------      ----------    -----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....       23,202       22,422          1           3,134         14,049
Payable for units
  withdrawn..................      176,638           --         --              --             --
                              ------------  -----------     ------      ----------    -----------
       Total liabilities.....      199,840       22,422          1           3,134         14,049
                              ------------  -----------     ------      ----------    -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  194,897,847  157,488,499     18,045      26,362,386    114,400,325
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       75,765      793,490         --              --        259,107
   Genworth Life and
     Annuity (note 4d).......           --           --         --              --             --
       Net assets............ $194,973,612  158,281,989     18,045      26,362,386    114,659,432
                              ============  ===========     ======      ==========    ===========
Investments in
  securities, at cost........ $156,489,789  132,946,507     14,970      27,514,334     72,417,918
                              ============  ===========     ======      ==========    ===========
Shares outstanding...........    6,494,956    5,093,388        700       2,298,808      2,784,378
                              ============  ===========     ======      ==========    ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                Janus Aspen Series (continued)
                              ------------------------------------------------------------------
                                           Global Life     Global    International International
                                 Forty       Sciences    Technology     Growth        Growth
                              Portfolio -- Portfolio -- Portfolio -- Portfolio --  Portfolio --
                                Service      Service      Service    Institutional    Service
                                 Shares       Shares       Shares       Shares        Shares
                              ------------ ------------ ------------ ------------- -------------
Assets:
Investments at fair
  market value (note 2b):.... $74,835,120   11,377,353   11,342,043   170,498,146   32,021,641
Dividend receivable..........          --           --           --            --           --
Receivable from
  affiliate (note 4b)........          20           --            9            24            4
Receivable for units sold....      99,292           --           --       252,505           --
                              -----------   ----------   ----------   -----------   ----------
       Total assets..........  74,934,432   11,377,353   11,342,052   170,750,675   32,021,645
                              -----------   ----------   ----------   -----------   ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....      11,106        1,419        1,403        20,352        4,060
Payable for units
  withdrawn..................          --       14,094       11,542            --        3,331
                              -----------   ----------   ----------   -----------   ----------
       Total liabilities.....      11,106       15,513       12,945        20,352        7,391
                              -----------   ----------   ----------   -----------   ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  73,351,474   11,361,840   11,327,110   170,614,996   32,014,254
   Variable deferred
     annuity contract
     owners in the
     annuitization period....   1,571,852           --        1,997       115,327           --
   Genworth Life and
     Annuity (note 4d).......          --           --           --            --           --
                              -----------   ----------   ----------   -----------   ----------
       Net assets............ $74,923,326   11,361,840   11,329,107   170,730,323   32,014,254
                              ===========   ==========   ==========   ===========   ==========
Investments in
  securities, at cost........ $58,853,342    8,843,619    9,018,381    98,525,230   11,887,556
                              ===========   ==========   ==========   ===========   ==========
Shares outstanding...........   1,834,194      994,524    2,189,584     2,610,598      496,383
                              ===========   ==========   ==========   ===========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                       Janus Aspen Series (continued)
                              --------------------------------------------------------------------------------
                                Large Cap    Large Cap      Mid Cap      Mid Cap      Worldwide    Worldwide
                                 Growth        Growth       Growth        Growth       Growth        Growth
                              Portfolio --  Portfolio -- Portfolio --  Portfolio -- Portfolio --  Portfolio --
                              Institutional   Service    Institutional   Service    Institutional   Service
                                 Shares        Shares       Shares        Shares       Shares        Shares
                              ------------- ------------ ------------- ------------ ------------- ------------
Assets:
Investments at fair
  market value (note 2b):.... $120,861,190   11,801,319   102,918,703   12,597,550   140,609,270   14,871,125
Dividend receivable..........           --           --            --           --            --           --
Receivable from
  affiliate (note 4b)........           --           --            20           --            --            2
Receivable for units sold....           --           --       237,423           --            --        3,749
                              ------------   ----------   -----------   ----------   -----------   ----------
       Total assets..........  120,861,190   11,801,319   103,156,146   12,597,550   140,609,270   14,874,876
                              ------------   ----------   -----------   ----------   -----------   ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....       14,319        1,528        12,269        1,654        16,442        1,913
Payable for units
  withdrawn..................      112,557        6,854            --       17,439       481,904           --
                              ------------   ----------   -----------   ----------   -----------   ----------
       Total liabilities.....      126,876        8,382        12,269       19,093       498,346        1,913
                              ------------   ----------   -----------   ----------   -----------   ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  120,701,074   11,792,937   103,074,913   12,578,457   140,035,812   14,872,963
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       33,240           --        68,964           --        75,112           --
   Genworth Life and
     Annuity (note 4d).......           --           --            --           --            --           --
                              ------------   ----------   -----------   ----------   -----------   ----------
       Net assets............ $120,734,314   11,792,937   103,143,877   12,578,457   140,110,924   14,872,963
                              ============   ==========   ===========   ==========   ===========   ==========
Investments in
  securities, at cost........ $ 99,871,608    9,112,051    78,359,283    8,505,256   123,760,099   12,003,514
                              ============   ==========   ===========   ==========   ===========   ==========
Shares outstanding...........    4,574,610      452,678     2,576,833      323,429     3,979,883      424,525
                              ============   ==========   ===========   ==========   ===========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                           JPMorgan Insurance Trust
                              -----------------------------------------------------------------------------------
                                                       JPMorgan
                                           JPMorgan    Insurance   JPMorgan    JPMorgan    JPMorgan    JPMorgan
                               JPMorgan    Insurance     Trust     Insurance   Insurance   Insurance   Insurance
                               Insurance     Trust    Diversified    Trust       Trust       Trust       Trust
                              Trust Core  Diversified   Mid Cap     Equity    Government   Intrepid    Intrepid
                                 Bond       Equity      Growth       Index       Bond       Growth      Mid Cap
                              Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1
                              ----------- ----------- ----------- ----------- ----------- ----------- -----------
Assets:
Investments at fair
  market value (note 2b):.... $2,297,037    729,618     15,597      563,685    2,128,954    909,042     737,561
Dividend receivable..........         --         --         --           --           --         --          --
Receivable from
  affiliate (note 4b)........         --          1         --           --            1         --          --
Receivable for units sold....     24,053     13,312         --        9,876       24,071     16,104      12,876
                              ----------    -------     ------      -------    ---------    -------     -------
       Total assets..........  2,321,090    742,931     15,597      573,561    2,153,026    925,146     750,437
                              ----------    -------     ------      -------    ---------    -------     -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....        333        117          2           90          313        147         118
Payable for units
  withdrawn..................         --         --         --           --           --         --          --
                              ----------    -------     ------      -------    ---------    -------     -------
       Total liabilities.....        333        117          2           90          313        147         118
                              ----------    -------     ------      -------    ---------    -------     -------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  2,078,609    687,576     15,595      531,960    1,910,678    855,820     694,972
   Variable deferred
     annuity contract
     owners in the
     annuitization period....    242,148     55,238         --       41,511      242,035     69,179      55,347
   Genworth Life and
     Annuity (note 4d).......         --         --         --           --           --         --          --
                              ----------    -------     ------      -------    ---------    -------     -------
       Net assets............ $2,320,757    742,814     15,595      573,471    2,152,713    924,999     750,319
                              ==========    =======     ======      =======    =========    =======     =======
Investments in
  securities, at cost........ $2,248,198    717,080     15,517      557,863    2,070,961    866,432     736,410
                              ==========    =======     ======      =======    =========    =======     =======
Shares outstanding...........    201,318     39,783        754       43,798      186,750     55,531      41,389
                              ==========    =======     ======      =======    =========    =======     =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                                                                Legg Mason
                                                                                                 Partners
                                                                                                 Variable
                                         Legg Mason Partners Variable Equity Trust             Income Trust
                              ---------------------------------------------------------------- ------------
                               Legg Mason   Legg Mason   Legg Mason   Legg Mason                Legg Mason
                                Partners     Partners     Partners     Partners    Legg Mason    Partners
                                Variable     Variable     Variable     Variable     Partners     Variable
                               Aggressive  Capital and  Capital and  Fundamental    Variable    Strategic
                                 Growth       Income       Income       Value      Investors       Bond
                              Portfolio -- Portfolio -- Portfolio -- Portfolio -- Portfolio -- Portfolio --
                                Class II     Class I      Class II     Class I      Class I      Class I
                              ------------ ------------ ------------ ------------ ------------ ------------
Assets:
Investments at fair
  market value (note 2b):.... $11,016,249   10,710,703   13,404,608   15,768,787   30,125,364   27,994,338
Dividend receivable..........          --           --           --           --           --           --
Receivable from
  affiliate (note 4b)........           3            2            1           --            6           --
Receivable for units sold....       3,094        1,814           --           --           --           --
                              -----------   ----------   ----------   ----------   ----------   ----------
       Total assets..........  11,019,346   10,712,519   13,404,609   15,768,787   30,125,370   27,994,338
                              -----------   ----------   ----------   ----------   ----------   ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....       1,502        1,330        2,273        2,103        3,636        3,417
Payable for units
  withdrawn..................          --           --       50,669       23,278       43,595       43,511
                              -----------   ----------   ----------   ----------   ----------   ----------
       Total liabilities.....       1,502        1,330       52,943       25,381       47,231       46,928
                              -----------   ----------   ----------   ----------   ----------   ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  11,017,844   10,711,189   12,856,227   15,743,406   30,036,059   27,947,410
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --           --      495,440           --       42,080           --
   Genworth Life and
     Annuity (note 4d).......          --           --           --           --           --           --
                              -----------   ----------   ----------   ----------   ----------   ----------
       Net assets............ $11,017,844   10,711,189   13,351,667   15,743,406   30,078,139   27,947,410
                              ===========   ==========   ==========   ==========   ==========   ==========
Investments in
  securities, at cost........ $ 9,954,740   12,429,790   15,564,343   17,244,783   24,282,328   30,165,687
                              ===========   ==========   ==========   ==========   ==========   ==========
Shares outstanding...........     676,258      863,070    1,079,276      727,007    1,823,569    2,819,168
                              ===========   ==========   ==========   ==========   ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                             MFS(R) Variable Insurance Trust
                              ---------------------------------------------------------------------------------------------
                              MFS(R) Investors                   MFS(R) New  MFS(R) Strategic MFS(R) Total
                                Growth Stock   MFS(R) Investors  Discovery        Income         Return    MFS(R) Utilities
                                 Series --     Trust Series --   Series --      Series --      Series --      Series --
                                  Service          Service        Service        Service        Service        Service
                                Class Shares     Class Shares   Class Shares   Class Shares   Class Shares   Class Shares
                              ---------------- ---------------- ------------ ---------------- ------------ ----------------
Assets:
Investments at fair
  market value (note 2b):....   $23,656,145       19,414,573     29,384,450       77,558       76,360,637     68,808,772
Dividend receivable..........            --               --             --           --               --             --
Receivable from
  affiliate (note 4b)........            --               26              5           --               --             --
Receivable for units sold....         8,511           19,969          3,136           --           15,448         16,953
                                -----------       ----------     ----------       ------       ----------     ----------
       Total assets..........    23,664,656       19,434,568     29,387,591       77,558       76,376,085     68,825,725
                                -----------       ----------     ----------       ------       ----------     ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....         3,067            2,490          3,755           10           12,648          8,854
Payable for units
  withdrawn..................            --               --             --           --               --             --
                                -----------       ----------     ----------       ------       ----------     ----------
       Total liabilities.....         3,067            2,490          3,755           10           12,648          8,854
                                -----------       ----------     ----------       ------       ----------     ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    23,655,966       19,432,078     29,380,237       77,548       74,539,197     68,816,871
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         5,623               --          3,599           --        1,824,240             --
   Genworth Life and
     Annuity (note 4d).......            --               --             --           --               --             --
                                -----------       ----------     ----------       ------       ----------     ----------
       Net assets............   $23,661,589       19,432,078     29,383,836       77,548       76,363,437     68,816,871
                                ===========       ==========     ==========       ======       ==========     ==========
Investments in
  securities, at cost........   $18,480,437       13,878,806     26,036,277       77,159       74,687,509     49,868,170
                                ===========       ==========     ==========       ======       ==========     ==========
Shares outstanding...........     2,044,611          830,037      1,801,622        7,458        3,561,597      2,017,261
                                ===========       ==========     ==========       ======       ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                              Old Mutual Insurance
                                   Series Fund                      Oppenheimer Variable Account Funds
                              --------------------- ------------------------------------------------------------------
                                                                                             Oppenheimer
                                         Old Mutual              Oppenheimer   Oppenheimer     Capital
                              Old Mutual Large Cap  Oppenheimer    Balanced      Capital     Appreciation  Oppenheimer
                              Growth II    Growth    Balanced     Fund/VA --   Appreciation   Fund/VA --    Core Bond
                              Portfolio  Portfolio    Fund/VA   Service Shares   Fund/VA    Service Shares   Fund/VA
                              ---------- ---------- ----------- -------------- ------------ -------------- -----------
Assets:
Investments at fair
  market value (note 2b):.... $6,181,234 8,336,868  50,987,123    51,844,909    98,221,949    16,723,585   51,800,624
Dividend receivable..........         --        --          --            --            --            --           --
Receivable from
  affiliate (note 4b)........          4         7          12            --            51            --           --
Receivable for units sold....         --        --          --            --       174,918       129,021           --
                              ---------- ---------  ----------    ----------    ----------    ----------   ----------
       Total assets..........  6,181,238 8,336,875  50,987,135    51,844,909    98,396,918    16,852,606   51,800,624
                              ---------- ---------  ----------    ----------    ----------    ----------   ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....        712       959       5,897         8,443        11,479         2,142        6,165
Payable for units
  withdrawn..................        183    17,589       5,264         1,438            --            --       70,915
                              ---------- ---------  ----------    ----------    ----------    ----------   ----------
       Total liabilities.....        895    18,548      11,161         9,881        11,479         2,142       77,080
                              ---------- ---------  ----------    ----------    ----------    ----------   ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  6,180,343 8,318,327  50,975,974    51,180,967    98,328,138    16,802,557   51,704,232
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         --        --          --       654,061        57,301        47,907       19,312
   Genworth Life and
     Annuity (note 4d).......         --        --          --            --            --            --           --
                              ---------- ---------  ----------    ----------    ----------    ----------   ----------
       Net assets............ $6,180,343 8,318,327  50,975,974    51,835,028    98,385,439    16,850,464   51,723,544
                              ========== =========  ==========    ==========    ==========    ==========   ==========
Investments in
  securities, at cost........ $4,459,900 6,231,239  49,224,683    52,544,721    75,131,152    14,025,939   51,803,578
                              ========== =========  ==========    ==========    ==========    ==========   ==========
Shares outstanding...........    400,858   355,820   3,107,076     3,184,577     2,081,856       357,494    4,683,601
                              ========== =========  ==========    ==========    ==========    ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                Oppenheimer Variable Account Funds (continued)
                              -----------------------------------------------------------------------------------
                               Oppenheimer                               Oppenheimer
                                  Global                  Oppenheimer    Main Street                Oppenheimer
                                Securities   Oppenheimer  Main Street     Small Cap    Oppenheimer     MidCap
                                Fund/VA --   High Income   Fund/VA --     Fund/VA --     MidCap      Fund/VA --
                              Service Shares   Fund/VA   Service Shares Service Shares   Fund/VA   Service Shares
                              -------------- ----------- -------------- -------------- ----------- --------------
Assets:
Investments at fair
  market value (note 2b):....  $120,825,122  43,517,483    55,706,517     62,487,026   59,985,282    5,141,673
Dividend receivable..........            --          --            --             --           --           --
Receivable from
  affiliate (note 4b)........            16          16            --             --           14            1
Receivable for units sold....       140,231          --           586        139,723           --        3,171
                               ------------  ----------    ----------     ----------   ----------    ---------
       Total assets..........   120,965,369  43,517,499    55,707,103     62,626,749   59,985,296    5,144,845
                               ------------  ----------    ----------     ----------   ----------    ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....        15,481       5,026         7,160          9,003        6,789          654
Payable for units
  withdrawn..................            --     129,426            --             --       44,789           --
                               ------------  ----------    ----------     ----------   ----------    ---------
       Total liabilities.....        15,481     134,452         7,160          9,003       51,578          654
                               ------------  ----------    ----------     ----------   ----------    ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   120,945,664  43,346,225    55,587,875     61,657,489   59,875,498    5,144,191
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         4,224      36,822       112,068        960,257       58,220           --
   Genworth Life and
     Annuity (note 4d).......            --          --            --             --           --           --
                               ------------  ----------    ----------     ----------   ----------    ---------
       Net assets............  $120,949,888  43,383,047    55,699,943     62,617,746   59,933,718    5,144,191
                               ============  ==========    ==========     ==========   ==========    =========
Investments in
  securities, at cost........  $ 99,044,273  46,135,674    44,807,600     61,502,272   51,184,212    4,393,304
                               ============  ==========    ==========     ==========   ==========    =========
Shares outstanding...........     3,331,269   5,473,897     2,194,898      3,465,725    1,109,400       96,612
                               ============  ==========    ==========     ==========   ==========    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                           PIMCO Variable Insurance Trust
                              ----------------------------------------------------------------------------------------
                                            Foreign Bond
                                             Portfolio                      Long-Term
                               All Asset    (U.S. Dollar    High Yield   U.S. Government  Low Duration   Total Return
                              Portfolio --   Hedged) --    Portfolio --   Portfolio --    Portfolio --   Portfolio --
                                Advisor    Administrative Administrative Administrative  Administrative Administrative
                              Class Shares  Class Shares   Class Shares   Class Shares    Class Shares   Class Shares
                              ------------ -------------- -------------- --------------- -------------- --------------
Assets:
Investments at fair
  market value (note 2b):.... $15,143,984    8,330,614      84,876,306     81,175,633     190,455,585    298,612,096
Dividend receivable..........          --       23,233         544,705        286,255         704,294      1,162,167
Receivable from
  affiliate (note 4b)........           1            2              --             17              36            123
Receivable for units sold....       7,199           --              --         34,823         441,482             --
                              -----------    ---------      ----------     ----------     -----------    -----------
       Total assets..........  15,151,184    8,353,849      85,421,011     81,496,728     191,601,397    299,774,386
                              -----------    ---------      ----------     ----------     -----------    -----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....       1,972        1,073          11,075         11,591          31,968         39,759
Payable for units
  withdrawn..................          --        5,998           1,579             --              --        207,448
                              -----------    ---------      ----------     ----------     -----------    -----------
       Total liabilities.....       1,972        7,071          12,654         11,591          31,968        247,207
                              -----------    ---------      ----------     ----------     -----------    -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  15,149,212    8,346,778      85,356,460     80,227,241     183,822,929    298,224,519
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --           --          51,897      1,257,896       7,746,500      1,302,660
   Genworth Life and
     Annuity (note 4d).......          --           --              --             --              --             --
                              -----------    ---------      ----------     ----------     -----------    -----------
       Net assets............ $15,149,212    8,346,778      85,408,357     81,485,137     191,569,429    299,527,179
                              ===========    =========      ==========     ==========     ===========    ===========
Investments in
  securities, at cost........ $15,434,230    8,334,751      85,482,251     79,363,312     187,223,070    291,887,091
                              ===========    =========      ==========     ==========     ===========    ===========
Shares outstanding...........   1,289,948      823,183      10,543,641      7,420,076      18,490,833     28,466,358
                              ===========    =========      ==========     ==========     ===========    ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                   The Prudential Series Fund
                              ---------------------------------------------------------------------
                                                                                      SP Prudential
                                Jennison                  Natural    SP International U.S. Emerging
                              20/20 Focus    Jennison    Resources        Growth         Growth
                              Portfolio -- Portfolio -- Portfolio --   Portfolio --   Portfolio --
                                Class II     Class II     Class II       Class II       Class II
                              ------------ ------------ ------------ ---------------- -------------
Assets:
Investments at fair
  market value (note 2b):.... $43,036,419   3,469,959    42,892,596      160,436         22,413
Dividend receivable..........          --          --            --           --             --
Receivable from
  affiliate (note 4b)........           5           1            --           --             --
Receivable for units sold....     160,044         231        20,317           --             --
                              -----------   ---------    ----------      -------         ------
       Total assets..........  43,196,468   3,470,191    42,912,913      160,436         22,413
                              -----------   ---------    ----------      -------         ------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....       6,663         482         5,802           21              3
Payable for units
  withdrawn..................          --          --            --           --             --
                              -----------   ---------    ----------      -------         ------
       Total liabilities.....       6,663         482         5,802           21              3
                              -----------   ---------    ----------      -------         ------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  41,942,562   3,469,709    42,592,121      160,415         22,410
   Variable deferred
     annuity contract
     owners in the
     annuitization period....   1,247,243          --       314,990           --             --
   Genworth Life and
     Annuity (note 4d).......          --          --            --           --             --
                              -----------   ---------    ----------      -------         ------
       Net assets............ $43,189,805   3,469,709    42,907,111      160,415         22,410
                              ===========   =========    ==========      =======         ======
Investments in
  securities, at cost........ $43,840,197   2,948,295    40,944,660      136,531         19,045
                              ===========   =========    ==========      =======         ======
Shares outstanding...........   2,727,276     149,761       767,035       19,191          2,743
                              ===========   =========    ==========      =======         ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                              Rydex Variable The Universal Institutional         Van Kampen Life
                                  Trust              Funds, Inc.                Investment Trust         XTF Advisors Trust
                              -------------- --------------------------- ------------------------------- ------------------
                                                       Equity                               Strategic
                                                     and Income             Comstock         Growth            ETF 60
                                                    Portfolio --          Portfolio --    Portfolio --      Portfolio --
                                 OTC Fund          Class II Shares       Class II Shares Class II Shares  Class II Shares
                              -------------- --------------------------- --------------- --------------- ------------------
Assets:
Investments at fair
  market value (note 2b):....   $9,436,576            7,078,371            131,190,985     11,431,215        8,309,151
Dividend receivable..........           --                   --                     --             --               --
Receivable from
  affiliate (note 4b)........           --                   --                     --             --               --
Receivable for units sold....           --                8,416                290,246          1,805           31,291
                                ----------            ---------            -----------     ----------        ---------
       Total assets..........    9,436,576            7,086,787            131,481,231     11,433,020        8,340,442
                                ----------            ---------            -----------     ----------        ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....        1,218                1,310                 18,484          1,451            1,553
Payable for units
  withdrawn..................        1,494                   --                     --             --               --
                                ----------            ---------            -----------     ----------        ---------
       Total liabilities.....        2,712                1,310                 18,484          1,451            1,553
                                ----------            ---------            -----------     ----------        ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    9,433,864            6,909,446            129,942,285     11,431,569        7,562,574
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --              176,031              1,520,462             --          776,315
   Genworth Life and
     Annuity (note 4d).......           --                   --                     --             --               --
                                ----------            ---------            -----------     ----------        ---------
       Net assets............   $9,433,864            7,085,477            131,462,747     11,431,569        8,338,889
                                ==========            =========            ===========     ==========        =========
Investments in
  securities, at cost........   $7,646,746            7,166,051            129,248,411      8,657,422        8,405,183
                                ==========            =========            ===========     ==========        =========
Shares outstanding...........      520,782              480,215              9,506,593        343,383          833,415
                                ==========            =========            ===========     ==========        =========

                See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Statements of Operations

                                                                        AIM Variable Insurance Funds
                                                      ---------------------------------------------------------------
                                                                          AIM V.I.        AIM V.I.
                                                                           Capital         Capital        AIM V.I.
                                                       AIM V.I. Basic   Appreciation     Development     Core Equity
                                      Consolidated     Value Fund --       Fund --         Fund --         Fund --
                                          Total       Series II shares Series I shares Series I shares Series I shares
                                    ----------------- ---------------- --------------- --------------- ---------------
                                       Year ended
                                    December 31, 2007                   Year ended December 31, 2007
                                    ----------------- ---------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....   $ 307,425,596         103,630              --           624           287,770
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................     178,479,755         457,874         440,135           154           443,035
                                      -------------      ----------       ---------         -----         ---------
Net investment income (expense)....     128,945,841        (354,244)       (440,135)          470          (155,265)
                                      -------------      ----------       ---------         -----         ---------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........     476,304,282       1,670,923       1,687,199         1,187         1,041,150
   Change in unrealized
     appreciation (depreciation)...    (217,200,967)     (2,731,702)      1,526,229          (820)          973,988
   Capital gain distributions......     468,080,872       1,473,180              --         1,075                --
                                      -------------      ----------       ---------         -----         ---------
Net realized and unrealized gain
  (loss) on investments............     727,184,187         412,401       3,213,428         1,442         2,015,138
                                      -------------      ----------       ---------         -----         ---------
Increase (decrease) in net assets
  from operations..................   $ 856,130,028          58,157       2,773,293         1,912         1,859,873
                                      =============      ==========       =========         =====         =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                AIM Variable Insurance Funds (continued)
                                    ----------------------------------------------------------------
                                                        AIM V.I.         AIM V.I.        AIM V.I.
                                        AIM V.I.       Government     International      Large Cap
                                      Global Real      Securities         Growth          Growth
                                     Estate Fund --      Fund --         Fund --          Fund --
                                    Series II shares Series I shares Series II shares Series I shares
                                    ---------------- --------------- ---------------- ---------------
                                                      Year ended December 31, 2007
                                    ----------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....     $ 18,338           823            326,406             10
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................        2,126           120          1,195,877            440
                                        --------          ----          ---------          -----
Net investment income (expense)....       16,212           703           (869,471)          (430)
                                        --------          ----          ---------          -----
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........         (691)         (343)         4,677,982            327
   Change in unrealized
     appreciation (depreciation)...      (53,945)          217          2,946,219          4,046
   Capital gain distributions......       31,204            --                 --             --
                                        --------          ----          ---------          -----
Net realized and unrealized gain
  (loss) on investments............      (23,432)         (126)         7,624,201          4,373
                                        --------          ----          ---------          -----
Increase (decrease) in net assets
  from operations..................     $ (7,220)          577          6,754,730          3,943
                                        ========          ====          =========          =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                             AIM Variable                       Alger
                                      Insurance Funds (continued)           American Fund
                                    ------------------------------  ----------------------------
                                                                        Alger      Alger American
                                       AIM V.I.        AIM V.I.        American        Small
                                      Technology       Utilities        Growth     Capitalization
                                        Fund --         Fund --      Portfolio --   Portfolio --
                                    Series I shares Series I shares Class O Shares Class O Shares
                                    --------------- --------------- -------------- --------------
                                     Year ended December 31, 2007   Year ended December 31, 2007
                                    ------------------------------  ----------------------------
Investment income and expense:
   Income -- Ordinary dividends....      $ --              88            285,706             --
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................        84              33          1,200,000      1,047,934
                                         ----             ---         ----------     ----------
Net investment income (expense)....       (84)             55           (914,294)    (1,047,934)
                                         ----             ---         ----------     ----------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........        17             554          2,797,065      9,182,649
   Change in unrealized
     appreciation (depreciation)...       795             (70)        11,837,601      2,367,531
   Capital gain distributions......        --             154                 --             --
                                         ----             ---         ----------     ----------
Net realized and unrealized gain
  (loss) on investments............       812             638         14,634,666     11,550,180
                                         ----             ---         ----------     ----------
Increase (decrease) in net assets
  from operations..................      $728             693         13,720,372     10,502,246
                                         ====             ===         ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                               AllianceBernstein Variable Products Series Fund, Inc.
                                    ------------------------------------------------------------------------------------------
                                    AllianceBernstein  AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein
                                     Balanced Wealth        Global          Growth and       International       Large Cap
                                         Strategy         Technology          Income             Value            Growth
                                       Portfolio --      Portfolio --      Portfolio --      Portfolio --      Portfolio --
                                         Class B            Class B           Class B           Class B           Class B
                                    ------------------ ----------------- ----------------- ----------------- -----------------
                                       Period from
                                    August 27, 2007 to
                                    December 31, 2007                                Year ended December 31, 2007
                                    ------------------ -----------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....      $     --                --           2,615,217        3,478,427                --
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................        23,113            89,790           2,655,733        2,497,275           480,770
                                         --------           -------         -----------       ----------         ---------
Net investment income (expense)....       (23,113)          (89,790)            (40,516)         981,152          (480,770)
                                         --------           -------         -----------       ----------         ---------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........        (2,604)          419,640          11,334,152        6,362,171         1,572,046
   Change in unrealized
     appreciation (depreciation)...       (68,480)          353,030         (13,350,563)      (7,494,177)        2,313,694
   Capital gain distributions......            --                --           7,975,486        3,022,073                --
                                         --------           -------         -----------       ----------         ---------
Net realized and unrealized gain
  (loss) on investments............       (71,084)          772,670           5,959,075        1,890,067         3,885,740
                                         --------           -------         -----------       ----------         ---------
Increase (decrease) in net assets
  from operations..................      $(94,197)          682,880           5,918,559        2,871,219         3,404,970
                                         ========           =======         ===========       ==========         =========

                                    -----------------
                                    AllianceBernstein
                                        Small Cap
                                         Growth
                                      Portfolio --
                                         Class B
                                    -----------------



                                    -----------------
Investment income and expense:
   Income -- Ordinary dividends....           --
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................      130,304
                                        --------
Net investment income (expense)....     (130,304)
                                        --------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........      911,004
   Change in unrealized
     appreciation (depreciation)...      (53,744)
   Capital gain distributions......           --
                                        --------
Net realized and unrealized gain
  (loss) on investments............      857,260
                                        --------
Increase (decrease) in net assets
  from operations..................      726,956
                                        ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                   American Century Variable
                                      American Century Variable Portfolios, Inc.      Portfolios II, Inc.
                                    ---------------------------------------------  -------------------------
                                    VP Income &      VP                                  VP Inflation
                                      Growth    International VP Ultra(R) VP Value        Protection
                                      Fund --      Fund --      Fund --   Fund --           Fund --
                                      Class I      Class I      Class I   Class I          Class II
                                    ----------- ------------- ----------- -------- -------------------------
                                                                                          Year ended
                                             Year ended December 31, 2007              December 31, 2007
                                    ---------------------------------------------  -------------------------
Investment income and expense:
   Income -- Ordinary dividends....   $ 2,540       15,397          --     26,024           191,096
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................     2,482       48,885       1,158      5,873            71,237
                                      -------      -------      ------    -------           -------
Net investment income (expense)....        58      (33,488)     (1,158)    20,151           119,859
                                      -------      -------      ------    -------           -------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........     2,692      151,977       1,484    (10,986)          (12,921)
   Change in unrealized
     appreciation (depreciation)...    (4,601)     253,981      10,646    (36,231)          174,616
   Capital gain distributions......        --           --          --     11,395                --
                                      -------      -------      ------    -------           -------
Net realized and unrealized gain
  (loss) on investments............    (1,909)     405,958      12,130    (35,822)          161,695
                                      -------      -------      ------    -------           -------
Increase (decrease) in net assets
  from operations..................   $(1,851)     372,470      10,972    (15,671)          281,554
                                      =======      =======      ======    =======           =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                 BlackRock Variable Series Funds, Inc.
                                    --------------------------------------------------------------
                                                        BlackRock     BlackRock      BlackRock
                                       BlackRock         Global       Large Cap        Value
                                    Basic Value V.I. Allocation V.I. Growth V.I. Opportunities V.I.
                                        Fund --          Fund --       Fund --        Fund --
                                       Class III        Class III     Class III      Class III
                                    ---------------- --------------- ----------- ------------------
                                                     Year ended December 31, 2007
                                    --------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....   $   359,143       8,623,117        1,833          406,163
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................       245,449       3,024,386       47,802          123,793
                                      -----------      ----------      -------       ----------
Net investment income (expense)....       113,694       5,598,731      (45,969)         282,370
                                      -----------      ----------      -------       ----------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........        (4,400)      4,022,789      203,496       (1,632,842)
   Change in unrealized
     appreciation (depreciation)...    (2,288,690)     (2,929,979)      30,898           58,613
   Capital gain distributions......     1,944,019      12,116,498           --        1,084,958
                                      -----------      ----------      -------       ----------
Net realized and unrealized gain
  (loss) on investments............      (349,071)     13,209,308      234,394         (489,271)
                                      -----------      ----------      -------       ----------
Increase (decrease) in net assets
  from operations..................   $  (235,377)     18,808,039      188,425         (206,901)
                                      ===========      ==========      =======       ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           Columbia Funds
                                     Variable Insurance Trust I                    Dreyfus
                                    ----------------------------- -----------------------------------------
                                                      Columbia       Dreyfus
                                       Columbia       Marsico       Investment     Dreyfus     The Dreyfus
                                       Marsico     International  Portfolios --    Variable      Socially
                                        Growth     Opportunities      MidCap      Investment   Responsible
                                    Fund, Variable Fund, Variable     Stock        Fund --     Growth Fund,
                                      Series --      Series --     Portfolio --  Money Market    Inc. --
                                       Class A        Class B     Initial Shares  Portfolio   Initial Shares
                                    -------------- -------------- -------------- ------------ --------------
                                    Year ended December 31, 2007         Year ended December 31, 2007
                                    ----------------------------- -----------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....   $   45,440      2,255,068        4,011        28,985        28,726
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................      960,048      2,055,413        2,414        11,786        81,686
                                      ----------     ----------      -------        ------       -------
Net investment income (expense)....     (914,608)       199,655        1,597        17,199       (52,960)
                                      ----------     ----------      -------        ------       -------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........    3,209,101     10,175,550       (1,473)          (94)       45,108
   Change in unrealized
     appreciation (depreciation)...    6,365,696      6,491,483      (15,191)           88       326,878
   Capital gain distributions......           --      2,623,749       15,542            --            --
                                      ----------     ----------      -------        ------       -------
Net realized and unrealized gain
  (loss) on investments............    9,574,797     19,290,782       (1,122)           (6)      371,986
                                      ----------     ----------      -------        ------       -------
Increase (decrease) in net assets
  from operations..................   $8,660,189     19,490,437          475        17,193       319,026
                                      ==========     ==========      =======        ======       =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                       Eaton Vance
                                               DWS Variable Series II                Variable Trust
                                    -------------------------------------------  ----------------------
                                                                                                  VT
                                      DWS Dreman     DWS Dreman        DWS            VT       Worldwide
                                     High Return   Small Mid Cap    Technology   Floating-Rate  Health
                                    Equity VIP --   Value VIP --      VIP --        Income     Sciences
                                    Class B Shares Class B Shares Class B Shares     Fund        Fund
                                    -------------- -------------- -------------- ------------- ---------
                                                                                       Year ended
                                            Year ended December 31, 2007            December 31, 2007
                                    -------------------------------------------  ----------------------
Investment income and expense:
   Income -- Ordinary dividends....    $ 1,403          3,118            --        3,307,041         --
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................      2,301          1,250           165          858,913    169,943
                                       -------         ------         -----       ----------   --------
Net investment income (expense)....       (898)         1,868          (165)       2,448,128   (169,943)
                                       -------         ------         -----       ----------   --------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........        317             34            84         (623,623)   485,605
   Change in unrealized
     appreciation (depreciation)...     (5,445)        (9,759)        1,365       (1,807,299)   103,180
   Capital gain distributions......      1,113          7,944            --               --     93,857
                                       -------         ------         -----       ----------   --------
Net realized and unrealized gain
  (loss) on investments............     (4,015)        (1,781)        1,449       (2,430,922)   682,642
                                       -------         ------         -----       ----------   --------
Increase (decrease) in net assets
  from operations..................    $(4,913)            87         1,284           17,206    512,699
                                       =======         ======         =====       ==========   ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                        Evergreen
                                    Variable Annuity
                                          Trust                      Federated Insurance Series
                                    ----------------- --------------------------------------------------------
                                                                            Federated   Federated
                                                      Federated                High        High
                                                       American               Income      Income    Federated
                                      Evergreen VA     Leaders    Federated    Bond        Bond      Kaufmann
                                          Omega       Fund II --   Capital  Fund II --  Fund II --  Fund II --
                                         Fund --       Primary     Income    Primary     Service     Service
                                         Class 2        Shares     Fund II    Shares      Shares      Shares
                                    ----------------- ----------  --------- ----------  ----------  ----------
                                       Year ended
                                    December 31, 2007               Year ended December 31, 2007
                                    ----------------- --------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....     $  2,613       1,090,040   898,975   3,273,064   3,000,662    936,063
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................       16,513         568,292   244,526     585,604     624,205    830,871
                                        --------      ----------  --------  ----------  ----------  ---------
Net investment income (expense)....      (13,900)        521,748   654,449   2,687,460   2,376,457    105,192
                                        --------      ----------  --------  ----------  ----------  ---------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........       90,099         308,651    22,051    (150,365)   (100,533) 3,901,205
   Change in unrealized
     appreciation (depreciation)...       36,824      (8,820,304) (220,659) (1,671,322) (1,591,873) 3,264,623
   Capital gain distributions......           --       3,991,606        --          --          --  1,885,860
                                        --------      ----------  --------  ----------  ----------  ---------
Net realized and unrealized gain
  (loss) on investments............      126,923      (4,520,047) (198,608) (1,821,687) (1,692,406) 9,051,688
                                        --------      ----------  --------  ----------  ----------  ---------
Increase (decrease) in net assets
  from operations..................     $113,023      (3,998,299)  455,841     865,773     684,051  9,156,880
                                        ========      ==========  ========  ==========  ==========  =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                   Fidelity(R) Variable Insurance Products Fund
                                    --------------------------------------------------------------------------
                                      VIP Asset      VIP Asset                         VIP            VIP
                                     Manager/SM/    Manager/SM/    VIP Balanced   Contrafund(R)  Contrafund(R)
                                    Portfolio --   Portfolio --    Portfolio --   Portfolio --   Portfolio --
                                    Initial Class Service Class 2 Service Class 2 Initial Class Service Class 2
                                    ------------- --------------- --------------- ------------- ---------------
                                                           Year ended December 31, 2007
                                    --------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....  $ 7,344,035     1,517,753       1,693,305      17,325,129     14,075,960
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................    1,507,614       497,816         788,916       5,068,516      3,941,945
                                     -----------     ---------       ---------     -----------    -----------
Net investment income (expense)....    5,836,421     1,019,937         904,389      12,256,613     10,134,015
                                     -----------     ---------       ---------     -----------    -----------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........    2,070,928       542,112         360,723      30,284,712     13,220,268
   Change in unrealized
     appreciation (depreciation)...    4,520,804       896,664         (40,812)    (56,168,795)   (41,968,061)
   Capital gain distributions......    3,502,659       758,884         289,364      65,112,802     54,068,285
                                     -----------     ---------       ---------     -----------    -----------
Net realized and unrealized gain
  (loss) on investments............   10,094,391     2,197,660         609,275      39,228,719     25,320,492
                                     -----------     ---------       ---------     -----------    -----------
Increase (decrease) in net assets
  from operations..................  $15,930,812     3,217,597       1,513,664      51,485,332     35,454,507
                                     ===========     =========       =========     ===========    ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                             Fidelity(R) Variable Insurance Products Fund (continued)
                                    ---------------------------------------------------------------------------
                                          VIP                                          VIP            VIP
                                    Dynamic Capital      VIP            VIP         Growth &       Growth &
                                     Appreciation   Equity-Income  Equity-Income     Income         Income
                                     Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                                    Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
                                    --------------- ------------- --------------- ------------- ---------------
                                                           Year ended December 31, 2007
                                    ---------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....    $ 245,710       6,905,967      3,899,881     3,129,262      1,356,815
   Expenses -- Mortality and
     expense risk charges and
     administrative charges
     -- (note 4a)..................       73,533       4,587,052      2,669,451       971,220        499,624
                                       ---------     -----------    -----------     ---------      ---------
Net investment income (expense)....      172,177       2,318,915      1,230,430     2,158,042        857,191
                                       ---------     -----------    -----------     ---------      ---------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........      253,989      18,068,887      7,736,911     3,547,464      1,773,109
   Change in unrealized
     appreciation (depreciation)...     (446,778)    (38,599,227)   (23,209,520)      123,427         62,175
   Capital gain distributions......      277,001      21,346,723     13,390,721       937,721        440,583
                                       ---------     -----------    -----------     ---------      ---------
Net realized and unrealized gain
  (loss) on investments............       84,212         816,383     (2,081,888)    4,608,612      2,275,867
                                       ---------     -----------    -----------     ---------      ---------
Increase (decrease) in net assets
  from operations..................    $ 256,389       3,135,298       (851,458)    6,766,654      3,133,058
                                       =========     ===========    ===========     =========      =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                               Fidelity(R) Variable Insurance Products Fund (continued)
                                    ------------------------------------------------------------------------------
                                         VIP
                                       Growth          VIP            VIP              VIP               VIP
                                    Opportunities    Growth         Growth      Investment Grade       Mid Cap
                                    Portfolio --  Portfolio --   Portfolio --   Bond Portfolio --   Portfolio --
                                    Initial Class Initial Class Service Class 2  Service Class 2    Initial Class
                                    ------------- ------------- --------------- ----------------- -----------------
                                                                                   Period from
                                                                                 May 1, 2007 to      Year ended
                                           Year ended December 31, 2007         December 31, 2007 December 31, 2007
                                    ------------------------------------------  ----------------- -----------------
Investment income and expense:
   Income -- Ordinary dividends....  $       --     1,437,251        244,510          16,431              719
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................     302,631     2,143,557        837,602         191,767              274
                                     ----------    ----------     ----------        --------           ------
Net investment income (expense)....    (302,631)     (706,306)      (593,092)       (175,336)             445
                                     ----------    ----------     ----------        --------           ------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........   1,392,403     6,811,401      5,126,325         102,805            4,996
   Change in unrealized
     appreciation (depreciation)...   2,889,257    28,498,992      6,427,308         599,163           (3,719)
   Capital gain distributions......          --            --             --              --            3,121
                                     ----------    ----------     ----------        --------           ------
Net realized and unrealized gain
  (loss) on investments............   4,281,660    35,310,393     11,553,633         701,968            4,398
                                     ----------    ----------     ----------        --------           ------
Increase (decrease) in net assets
  from operations..................  $3,979,029    34,604,087     10,960,541         526,632            4,843
                                     ==========    ==========     ==========        ========           ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           Fidelity(R) Variable Insurance              Franklin Templeton Variable Insurance
                                              Products Fund (continued)                           Products Trust
                                    --------------------------------------------  ----------------------------------------------
                                                                                                                    Franklin
                                                                                                                    Templeton
                                                                                                    Franklin           VIP
                                                                        VIP          Franklin      Large Cap        Founding
                                          VIP            VIP           Value          Income         Growth           Funds
                                        Mid Cap       Overseas      Strategies      Securities     Securities      Allocation
                                     Portfolio --   Portfolio --   Portfolio --      Fund --        Fund --          Fund --
                                    Service Class 2 Initial Class Service Class 2 Class 2 Shares Class 2 Shares  Class 2 Shares
                                    --------------- ------------- --------------- -------------- -------------- -----------------
                                                                                                                   Period from
                                                                                           Year ended             August 27 to
                                            Year ended December 31, 2007                December 31, 2007       December 31, 2007
                                    --------------------------------------------  ----------------------------  -----------------
Investment income and expense:
   Income -- Ordinary dividends....   $ 1,531,445     2,869,909       541,344       22,015,129       13,063                --
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................     3,892,965     1,227,217       119,928       12,619,792       23,838           280,205
                                      -----------    ----------      --------      -----------      -------        ----------
Net investment income (expense)....    (2,361,520)    1,642,692       421,416        9,395,337      (10,775)         (280,205)
                                      -----------    ----------      --------      -----------      -------        ----------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........    14,488,476     9,502,617      (188,035)       6,541,715       97,318           (55,142)
   Change in unrealized
     appreciation (depreciation)...    (3,132,195)   (4,382,396)     (605,563)     (16,799,363)     (36,156)         (794,167)
   Capital gain distributions......    23,107,638     6,075,122       216,742        2,600,266       12,862                --
                                      -----------    ----------      --------      -----------      -------        ----------
Net realized and unrealized gain
  (loss) on investments............    34,463,919    11,195,343      (576,856)      (7,657,382)      74,024          (849,309)
                                      -----------    ----------      --------      -----------      -------        ----------
Increase (decrease) in net assets
  from operations..................   $32,102,399    12,838,035      (155,440)       1,737,955       63,249        (1,129,514)
                                      ===========    ==========      ========      ===========      =======        ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                Franklin Templeton Variable Insurance Products Trust (continued)
                                    ----------------------------------------------------------------------------------------
                                                     Templeton      Templeton      Templeton      Templeton      Templeton
                                    Mutual Shares     Foreign        Foreign      Global Asset  Global Income      Growth
                                      Securities     Securities     Securities     Allocation     Securities     Securities
                                       Fund --        Fund --        Fund --        Fund --        Fund --        Fund --
                                    Class 2 Shares Class 1 Shares Class 2 Shares Class 2 Shares Class 1 Shares Class 2 Shares
                                    -------------- -------------- -------------- -------------- -------------- --------------
                                                                  Year ended December 31, 2007
                                    ----------------------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....  $ 1,007,873       534,455        63,700         36,118        221,099         258,801
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................      652,931       329,501        56,310          2,884        107,472         242,850
                                     -----------     ---------       -------        -------        -------        --------
Net investment income (expense)....      354,942       204,954         7,390         33,234        113,627          15,951
                                     -----------     ---------       -------        -------        -------        --------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........      181,636     1,515,892        77,138           (612)       334,834          44,828
   Change in unrealized
     appreciation (depreciation)...   (2,188,005)      160,873       178,169        (60,261)       270,622        (910,383)
   Capital gain distributions......    1,397,196       950,686       123,623         43,487             --         603,997
                                     -----------     ---------       -------        -------        -------        --------
Net realized and unrealized gain
  (loss) on investments............     (609,173)    2,627,451       378,930        (17,386)       605,456        (261,558)
                                     -----------     ---------       -------        -------        -------        --------
Increase (decrease) in net assets
  from operations..................  $  (254,231)    2,832,405       386,320         15,848        719,083        (245,607)
                                     ===========     =========       =======        =======        =======        ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                             GE Investments Funds, Inc.
                                    ----------------------------------------------------------------------------
                                                 International   Mid-Cap      Money       Premier    Real Estate
                                       Income       Equity       Equity       Market   Growth Equity Securities
                                        Fund         Fund         Fund         Fund        Fund         Fund
                                    -----------  ------------- -----------  ---------- ------------- -----------
                                                            Year ended December 31, 2007
                                    ----------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends.... $ 5,934,012    1,231,556     3,591,699  13,633,657     389,109     6,714,464
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................   1,750,448      638,974     2,783,931   4,378,038   1,317,346     1,965,963
                                    -----------   ----------   -----------  ----------  ----------   -----------
Net investment income (expense)....   4,183,564      592,582       807,768   9,255,619    (928,237)    4,748,501
                                    -----------   ----------   -----------  ----------  ----------   -----------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........  (1,652,090)   8,055,748     7,529,294          --   5,080,237     3,154,421
   Change in unrealized
     appreciation (depreciation)...     378,705   (3,735,941)  (12,841,302)          2  (7,221,200)  (55,671,574)
   Capital gain distributions......          --    9,229,383    23,747,556          --   6,443,680    29,045,340
                                    -----------   ----------   -----------  ----------  ----------   -----------
Net realized and unrealized gain
  (loss) on investments............  (1,273,385)  13,549,190    18,435,548           2   4,302,717   (23,471,813)
                                    -----------   ----------   -----------  ----------  ----------   -----------
Increase (decrease) in net assets
  from operations.................. $ 2,910,179   14,141,772    19,243,316   9,255,621   3,374,480   (18,723,312)
                                    ===========   ==========   ===========  ==========  ==========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         GE Investments Funds, Inc. (continued)
                                    --------------------------------------------------------------------------------
                                     S&P 500(R)    Small-Cap    Total Return   Total Return
                                       Index        Equity        Fund --        Fund --        U.S.         Value
                                        Fund         Fund      Class 1 Shares Class 3 Shares Equity Fund  Equity Fund
                                    ------------  -----------  -------------- -------------- -----------  -----------
                                                              Year ended December 31, 2007
                                    --------------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends.... $  6,535,165    3,088,187    34,760,724     23,882,272       740,805     677,042
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................    6,152,871    1,742,191    24,855,327     14,690,872     1,217,630     566,982
                                    ------------  -----------   -----------     ----------   -----------  ----------
Net investment income (expense)....      382,294    1,345,996     9,905,397      9,191,400      (476,825)    110,060
                                    ------------  -----------   -----------     ----------   -----------  ----------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........   27,804,842    4,020,924    37,338,416     12,551,428     7,156,393   1,824,672
   Change in unrealized
     appreciation (depreciation)...  (18,376,150) (17,123,387)   33,476,413     (1,700,943)  (10,430,727) (3,101,750)
   Capital gain distributions......    5,510,189   13,542,253    50,848,201     34,979,595     8,888,196   4,110,527
                                    ------------  -----------   -----------     ----------   -----------  ----------
Net realized and unrealized gain
  (loss) on investments............   14,938,881      439,790   121,663,030     45,830,080     5,613,862   2,833,449
                                    ------------  -----------   -----------     ----------   -----------  ----------
Increase (decrease) in net assets
  from operations.................. $ 15,321,175    1,785,786   131,568,427     55,021,480     5,137,037   2,943,509
                                    ============  ===========   ===========     ==========   ===========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     Goldman Sachs Variable
                                         Insurance Trust            J.P. Morgan Series Trust II
                                    ---------------------------  --------------------------------
                                                     Goldman
                                      Goldman         Sachs
                                       Sachs         Mid Cap               International  Mid Cap
                                    Growth and        Value        Bond       Equity       Value
                                    Income Fund       Fund       Portfolio   Portfolio   Portfolio
                                    -----------    -----------   --------- ------------- ---------
                                    Year ended December 31, 2007   Year ended December 31, 2007
                                    ---------------------------  --------------------------------
Investment income and expense:
   Income -- Ordinary dividends.... $ 1,335,392      5,609,766     24,059      1,311       4,982
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................     598,373      2,669,861      5,255      2,444       3,591
                                     -----------   -----------    -------     ------      ------
Net investment income (expense)....     737,019      2,939,905     18,804     (1,133)      1,391
                                     -----------   -----------    -------     ------      ------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........   3,147,694     10,418,150     (1,204)     4,543       1,623
   Change in unrealized
     appreciation (depreciation)...  (6,153,635)   (26,318,055)   (18,712)     6,012      (7,377)
   Capital gain distributions......   2,506,045     17,602,166         --         --       6,222
                                     -----------   -----------    -------     ------      ------
Net realized and unrealized gain
  (loss) on investments............    (499,896)     1,702,261    (19,916)    10,555         468
                                     -----------   -----------    -------     ------      ------
Increase (decrease) in net assets
  from operations.................. $   237,123      4,642,166     (1,112)     9,422       1,859
                                     ===========   ===========    =======     ======      ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     J.P. Morgan Series
                                    Trust II (continued)            Janus Aspen Series
                                    -------------------  ---------------------------------------
                                                                                     Fundamental
                                              U.S. Large   Balanced      Balanced      Equity
                                      Small    Cap Core  Portfolio --  Portfolio -- Portfolio --
                                     Company    Equity   Institutional   Service    Institutional
                                    Portfolio Portfolio     Shares        Shares       Shares
                                    --------- ---------- ------------- ------------ -------------
                                         Year ended                     Year ended
                                     December 31, 2007              December 31, 2007
                                    -------------------  ---------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....  $   162      114      5,290,585     3,544,972         39
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................      451      161      3,175,361     2,603,422        114
                                     -------     ----     ----------    ----------      -----
Net investment income (expense)....     (289)     (47)     2,115,224       941,550        (75)
                                     -------     ----     ----------    ----------      -----
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........      228      243     14,734,241     7,665,302        740
   Change in unrealized
     appreciation (depreciation)...   (3,089)    (137)     2,446,554     3,881,992        535
   Capital gain distributions......    1,308       --             --            --         86
                                     -------     ----     ----------    ----------      -----
Net realized and unrealized gain
  (loss) on investments............   (1,553)     106     17,180,795    11,547,294      1,361
                                     -------     ----     ----------    ----------      -----
Increase (decrease) in net assets
  from operations..................  $(1,842)      59     19,296,019    12,488,844      1,286
                                     =======     ====     ==========    ==========      =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                      Janus Aspen Series (continued)
                                    -----------------------------------------------------------------
                                                                             Global Life     Global
                                    Flexible Bond     Forty        Forty       Sciences    Technology
                                    Portfolio --  Portfolio --  Portfolio -- Portfolio -- Portfolio --
                                    Institutional Institutional   Service      Service      Service
                                       Shares        Shares        Shares       Shares       Shares
                                    ------------- ------------- ------------ ------------ ------------
                                                       Year ended December 31, 2007
                                    -----------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....  $1,317,639       362,168       104,833          --       36,008
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................     425,070     1,585,020       949,763     185,658      164,627
                                     ----------    ----------    ----------   ---------    ---------
Net investment income (expense)....     892,569    (1,222,852)     (844,930)   (185,658)    (128,619)
                                     ----------    ----------    ----------   ---------    ---------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........    (690,035)   10,538,302     8,631,195   1,321,239      953,662
   Change in unrealized
     appreciation (depreciation)...   1,303,152    23,107,183     9,049,538   1,119,746    1,086,891
   Capital gain distributions......          --            --            --          --           --
                                     ----------    ----------    ----------   ---------    ---------
Net realized and unrealized gain
  (loss) on investments............     613,117    33,645,485    17,680,733   2,440,985    2,040,553
                                     ----------    ----------    ----------   ---------    ---------
Increase (decrease) in net assets
  from operations..................  $1,505,686    32,422,633    16,835,803   2,255,327    1,911,934
                                     ==========    ==========    ==========   =========    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                       Janus Aspen Series (continued)
                                    -------------------------------------------------------------------
                                    International International   Large Cap    Large Cap      Mid Cap
                                       Growth        Growth        Growth        Growth       Growth
                                    Portfolio --  Portfolio --  Portfolio --  Portfolio -- Portfolio --
                                    Institutional    Service    Institutional   Service    Institutional
                                       Shares        Shares        Shares        Shares       Shares
                                    ------------- ------------- ------------- ------------ -------------
                                                        Year ended December 31, 2007
                                    -------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....  $ 1,037,667      139,967       900,306       69,664       219,143
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................    2,479,641      502,852     1,857,477      196,719     1,538,331
                                     -----------    ---------    ----------    ---------    ----------
Net investment income (expense)....   (1,441,974)    (362,885)     (957,171)    (127,055)   (1,319,188)
                                     -----------    ---------    ----------    ---------    ----------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........   32,482,308    5,126,535     5,159,463      718,347     6,230,660
   Change in unrealized
     appreciation (depreciation)...    8,411,024    2,757,834    12,435,591      952,037    14,221,883
   Capital gain distributions......           --           --            --           --       563,058
                                     -----------    ---------    ----------    ---------    ----------
Net realized and unrealized gain
  (loss) on investments............   40,893,332    7,884,369    17,595,054    1,670,384    21,015,601
                                     -----------    ---------    ----------    ---------    ----------
Increase (decrease) in net assets
  from operations..................  $39,451,358    7,521,484    16,637,883    1,543,329    19,696,413
                                     ===========    =========    ==========    =========    ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                        Janus Aspen Series (continued)      JPMorgan Insurance Trust
                                    --------------------------------------  ----------------------
                                                                                          JPMorgan
                                      Mid Cap      Worldwide    Worldwide    JPMorgan     Insurance
                                       Growth       Growth        Growth     Insurance      Trust
                                    Portfolio -- Portfolio --  Portfolio --    Trust     Diversified
                                      Service    Institutional   Service     Core Bond     Equity
                                       Shares       Shares        Shares    Portfolio 1  Portfolio 1
                                    ------------ ------------- ------------ -----------  -----------
                                                                                  Year ended
                                         Year ended December 31, 2007          December 31, 2007
                                    --------------------------------------  ----------------------
Investment income and expense:
   Income -- Ordinary dividends....  $    8,636    1,143,474       92,438     114,403         279
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................     209,338    2,240,376      266,989      43,125       5,380
                                     ----------   ----------    ---------     -------      ------
Net investment income (expense)....    (200,702)  (1,096,902)    (174,551)     71,278      (5,101)
                                     ----------   ----------    ---------     -------      ------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........   1,956,440    6,419,064    1,761,187      (5,961)      4,206
   Change in unrealized
     appreciation (depreciation)...     556,817    7,784,641     (272,991)     32,336      12,118
   Capital gain distributions......      70,838           --           --          --         477
                                     ----------   ----------    ---------     -------      ------
Net realized and unrealized gain
  (loss) on investments............   2,584,095   14,203,705    1,488,196      26,375      16,801
                                     ----------   ----------    ---------     -------      ------
Increase (decrease) in net assets
  from operations..................  $2,383,393   13,106,803    1,313,645      97,653      11,700
                                     ==========   ==========    =========     =======      ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                               JPMorgan Insurance Trust (continued)
                                    ----------------------------------------------------------
                                     JPMorgan
                                     Insurance   JPMorgan    JPMorgan    JPMorgan    JPMorgan
                                       Trust     Insurance   Insurance   Insurance   Insurance
                                    Diversified    Trust       Trust       Trust       Trust
                                      Mid Cap     Equity    Government   Intrepid    Intrepid
                                      Growth       Index       Bond       Growth      Mid Cap
                                    Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1
                                    ----------- ----------- ----------- ----------- -----------
                                                   Year ended December 31, 2007
                                    ----------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....   $  369         324      115,737          9         348
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................      207       4,232       41,065      6,636       5,464
                                      ------      ------      -------     ------      ------
Net investment income (expense)....      162      (3,908)      74,672     (6,627)     (5,116)
                                      ------      ------      -------     ------      ------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........        4       1,579       (2,268)    11,237      (1,151)
   Change in unrealized
     appreciation (depreciation)...     (282)      5,590       43,378     42,315         827
   Capital gain distributions......    2,204          --           --         --       1,199
                                      ------      ------      -------     ------      ------
Net realized and unrealized gain
  (loss) on investments............    1,926       7,169       41,110     53,552         875
                                      ------      ------      -------     ------      ------
Increase (decrease) in net assets
  from operations..................   $2,088       3,261      115,782     46,925      (4,241)
                                      ======      ======      =======     ======      ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                        Legg Mason
                                                                                                     Partners Variable
                                               Legg Mason Partners Variable Equity Trust               Income Trust
                                    ---------------------------------------------------------------  -----------------
                                     Legg Mason   Legg Mason   Legg Mason   Legg Mason
                                      Partners     Partners     Partners     Partners    Legg Mason     Legg Mason
                                      Variable     Variable     Variable     Variable     Partners       Partners
                                     Aggressive  Capital and  Capital and  Fundamental    Variable       Variable
                                       Growth       Income       Income       Value      Investors    Strategic Bond
                                    Portfolio -- Portfolio -- Portfolio -- Portfolio -- Portfolio --   Portfolio --
                                      Class II     Class I      Class II     Class I      Class I         Class I
                                    ------------ ------------ ------------ ------------ ------------ -----------------
                                                                                                        Year ended
                                                      Year ended December 31, 2007                   December 31, 2007
                                    ---------------------------------------------------------------  -----------------
Investment income and expense:
   Income -- Ordinary dividends....  $      --       608,700      682,911      307,554      406,332      1,380,241
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................    181,653       179,432      279,325      280,795      519,499        466,546
                                     ---------    ----------   ----------   ----------   ----------      ---------
Net investment income (expense)....   (181,653)      429,268      403,586       26,759     (113,167)       913,695
                                     ---------    ----------   ----------   ----------   ----------      ---------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........    432,599     1,844,027      643,960    2,365,422    3,088,183       (467,859)
   Change in unrealized
     appreciation (depreciation)...   (498,678)   (3,333,572)  (2,530,495)  (3,971,395)  (2,741,134)      (282,006)
   Capital gain distributions......     90,727     1,436,192    1,787,127    1,581,837      817,152             --
                                     ---------    ----------   ----------   ----------   ----------      ---------
Net realized and unrealized gain
  (loss) on investments............     24,648       (53,353)     (99,408)     (24,136)   1,164,201       (749,865)
                                     ---------    ----------   ----------   ----------   ----------      ---------
Increase (decrease) in net assets
  from operations..................  $(157,005)      375,915      304,178        2,623    1,051,034        163,830
                                     =========    ==========   ==========   ==========   ==========      =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                          MFS(R) Variable Insurance Trust
                                    -----------------------------------------------------------------------------------------
                                         MFS(R)
                                        Investors          MFS(R)            MFS(R)            MFS(R)            MFS(R)
                                      Growth Stock     Investors Trust    New Discovery   Strategic Income    Total Return
                                    Series -- Service Series -- Service Series -- Service Series -- Service Series -- Service
                                      Class Shares      Class Shares      Class Shares      Class Shares      Class Shares
                                    ----------------- ----------------- ----------------- ----------------- -----------------
                                                                           Year ended December 31, 2007
                                    -----------------------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....    $   20,728           125,137           829,816           2,788           1,580,326
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................       379,399           322,965           541,491             956           1,333,504
                                       ----------         ---------        ----------           -----          ----------
Net investment income (expense)....      (358,671)         (197,828)          288,325           1,832             246,822
                                       ----------         ---------        ----------           -----          ----------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........     1,118,381         1,402,116         2,358,822             118             642,087
   Change in unrealized
     appreciation (depreciation)...     1,409,290           305,943        (3,755,006)           (740)         (1,417,431)
   Capital gain distributions......            --           181,660         1,771,102              --           1,358,714
                                       ----------         ---------        ----------           -----          ----------
Net realized and unrealized gain
  (loss) on investments............     2,527,671         1,889,719           374,918            (622)            583,370
                                       ----------         ---------        ----------           -----          ----------
Increase (decrease) in net assets
  from operations..................    $2,169,000         1,691,891           663,243           1,210             830,192
                                       ==========         =========        ==========           =====          ==========

                                    ------------------

                                         MFS(R)
                                        Utilities
                                    Series -- Service
                                      Class Shares
                                    -----------------

                                    ------------------
Investment income and expense:
   Income -- Ordinary dividends....     2,192,860
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................       990,978
                                       ----------
Net investment income (expense)....     1,201,882
                                       ----------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........     8,278,355
   Change in unrealized
     appreciation (depreciation)...     1,847,164
   Capital gain distributions......     2,650,863
                                       ----------
Net realized and unrealized gain
  (loss) on investments............    12,776,382
                                       ----------
Increase (decrease) in net assets
  from operations..................    13,978,264
                                       ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     Old Mutual Insurance
                                         Series Fund        Oppenheimer Variable Account Funds
                                    ---------------------  -----------------------------------
                                                                       Oppenheimer
                                                Old Mutual              Balanced   Oppenheimer
                                    Old Mutual  Large Cap  Oppenheimer Fund/VA --    Capital
                                    Growth II     Growth    Balanced     Service   Appreciation
                                    Portfolio   Portfolio    Fund/VA     Shares      Fund/VA
                                    ----------  ---------- ----------- ----------- ------------
                                          Year ended
                                      December 31, 2007        Year ended December 31, 2007
                                    ---------------------  -----------------------------------
Investment income and expense:
   Income -- Ordinary dividends.... $    8,937     12,900   1,693,458   1,112,244      256,423
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................     94,838    127,105     811,766     922,666    1,510,708
                                    ----------  ---------  ----------  ----------   ----------
Net investment income (expense)....    (85,901)  (114,205)    881,692     189,578   (1,254,285)
                                    ----------  ---------  ----------  ----------   ----------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........    807,245    708,494   1,155,917     328,987    8,384,169
   Change in unrealized
     appreciation (depreciation)...    624,909    908,896  (5,151,604) (3,360,227)   5,783,104
   Capital gain distributions......         --         --   4,684,444   3,355,513           --
                                    ----------  ---------  ----------  ----------   ----------
Net realized and unrealized gain
  (loss) on investments............  1,432,154  1,617,390     688,757     324,273   14,167,273
                                    ----------  ---------  ----------  ----------   ----------
Increase (decrease) in net assets
  from operations.................. $1,346,253  1,503,185   1,570,449     513,851   12,912,988
                                    ==========  =========  ==========  ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                               Oppenheimer Variable Account Funds (continued)
                                    -------------------------------------------------------------------
                                     Oppenheimer                Oppenheimer
                                       Capital                     Global                  Oppenheimer
                                     Appreciation  Oppenheimer   Securities   Oppenheimer  Main Street
                                      Fund/VA --    Core Bond    Fund/VA --   High Income   Fund/VA --
                                    Service Shares   Fund/VA   Service Shares   Fund/VA   Service Shares
                                    -------------- ----------- -------------- ----------- --------------
                                                        Year ended December 31, 2007
                                    -------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....   $    1,548    2,925,516     2,043,766    3,907,597       738,550
   Expenses -- Mortality and
     expense risk charges and
     administrative charges
     -- (note 4a)..................      260,304      793,811     2,002,306      728,546     1,320,951
                                      ----------    ---------    ----------   ----------    ----------
Net investment income (expense)....     (258,756)   2,131,705        41,460    3,179,051      (582,401)
                                      ----------    ---------    ----------   ----------    ----------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........    1,261,166     (329,216)    8,314,331     (522,129)    6,841,450
   Change in unrealized
     appreciation (depreciation)...      860,710     (266,797)   (8,483,476)  (3,101,478)   (3,858,926)
   Capital gain distributions......           --           --     5,954,508           --            --
                                      ----------    ---------    ----------   ----------    ----------
Net realized and unrealized gain
  (loss) on investments............    2,121,876     (596,013)    5,785,363   (3,623,607)    2,982,524
                                      ----------    ---------    ----------   ----------    ----------
Increase (decrease) in net assets
  from operations..................   $1,863,120    1,535,692     5,826,823     (444,556)    2,400,123
                                      ==========    =========    ==========   ==========    ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       Oppenheimer Variable Account Funds     PIMCO Variable
                                                   (continued)                Insurance Trust
                                    ----------------------------------------  ---------------
                                     Oppenheimer
                                     Main Street                Oppenheimer      All Asset
                                      Small Cap    Oppenheimer     MidCap      Portfolio --
                                      Fund/VA --     MidCap      Fund/VA --       Advisor
                                    Service Shares   Fund/VA   Service Shares  Class Shares
                                    -------------- ----------- -------------- ---------------
                                                                                Year ended
                                                   Year ended                  December 31,
                                                December 31, 2007                  2007
                                    ----------------------------------------  ---------------
Investment income and expense:
   Income -- Ordinary dividends....  $   144,904           --          --         842,142
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................      828,957      944,065      86,700         179,196
                                     -----------    ---------     -------        --------
Net investment income (expense)....     (684,053)    (944,065)    (86,700)        662,946
                                     -----------    ---------     -------        --------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........    1,554,075    3,246,016     430,548          80,112
   Change in unrealized
     appreciation (depreciation)...   (4,509,261)   1,440,912     (59,150)       (184,167)
   Capital gain distributions......    1,374,213           --          --              --
                                     -----------    ---------     -------        --------
Net realized and unrealized gain
  (loss) on investments............   (1,580,973)   4,686,928     371,398        (104,055)
                                     -----------    ---------     -------        --------
Increase (decrease) in net assets
  from operations..................  $(2,265,026)   3,742,863     284,698         558,891
                                     ===========    =========     =======        ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    PIMCO Variable Insurance Trust (continued)
                                    --------------------------------------------------------------------------
                                     Foreign Bond
                                      Portfolio                      Long-Term
                                     (U.S. Dollar    High Yield   U.S. Government  Low Duration   Total Return
                                      Hedged) --    Portfolio --   Portfolio --    Portfolio --   Portfolio --
                                    Administrative Administrative Administrative  Administrative Administrative
                                     Class Shares   Class Shares   Class Shares    Class Shares   Class Shares
                                    -------------- -------------- --------------- -------------- --------------
                                                           Year ended December 31, 2007
                                    --------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....    $313,376       7,095,555      3,236,695      3,954,228      15,707,797
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................     143,757       1,622,295      1,192,166      1,645,735       5,329,297
                                       --------      ----------      ---------      ---------      ----------
Net investment income (expense)....     169,619       5,473,260      2,044,529      2,308,493      10,378,500
                                       --------      ----------      ---------      ---------      ----------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........     (34,735)       (206,426)      (917,698)       726,901      (2,101,011)
   Change in unrealized
     appreciation (depreciation)...      40,516      (3,784,824)     4,778,984      3,249,935      12,081,199
   Capital gain distributions......          --              --             --             --              --
                                       --------      ----------      ---------      ---------      ----------
Net realized and unrealized gain
  (loss) on investments............       5,781      (3,991,250)     3,861,286      3,976,836       9,980,188
                                       --------      ----------      ---------      ---------      ----------
Increase (decrease) in net assets
  from operations..................    $175,400       1,482,010      5,905,815      6,285,329      20,358,688
                                       ========      ==========      =========      =========      ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                          The Prudential Series Fund
                                    -----------------------------------------------------------------------
                                                                                              SP Prudential
                                    Jennison 20/20                Natural    SP International U.S. Emerging
                                        Focus        Jennison    Resources        Growth         Growth
                                     Portfolio --  Portfolio -- Portfolio --   Portfolio --   Portfolio --
                                       Class II      Class II     Class II       Class II       Class II
                                    -------------- ------------ ------------ ---------------- -------------
                                                         Year ended December 31, 2007
                                    -----------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....  $ 3,939,639          --      6,815,282       22,326          2,181
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................      799,690      58,128        439,302        2,827            337
                                     -----------     -------     ----------       ------          -----
Net investment income (expense)....    3,139,949     (58,128)     6,375,980       19,499          1,844
                                     -----------     -------     ----------       ------          -----
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........    2,340,512     105,148      2,877,574       14,978            165
   Change in unrealized
     appreciation (depreciation)...   (3,346,613)    276,848      1,485,716       (3,282)           881
   Capital gain distributions......           --          --             --           --             --
                                     -----------     -------     ----------       ------          -----
Net realized and unrealized gain
  (loss) on investments............   (1,006,101)    381,996      4,363,290       11,696          1,046
                                     -----------     -------     ----------       ------          -----
Increase (decrease) in net assets
  from operations..................  $ 2,133,848     323,868     10,739,270       31,195          2,890
                                     ===========     =======     ==========       ======          =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                        The Universal
                                     Rydex Variable     Institutional           Van Kampen Life           XTF Advisors
                                          Trust          Funds, Inc.           Investment Trust               Trust
                                    ----------------- ----------------- ------------------------------  -----------------
                                                         Equity and                        Strategic
                                                           Income          Comstock         Growth           ETF 60
                                           OTC          Portfolio --     Portfolio --    Portfolio --     Portfolio --
                                          Fund         Class II Shares  Class II Shares Class II Shares  Class II Shares
                                    ----------------- ----------------- --------------- --------------- -----------------
                                                         Period from                                       Period from
                                       Year ended         May 1 to                Year ended                May 1 to
                                    December 31, 2007 December 31, 2007        December 31, 2007        December 31, 2007
                                    ----------------- ----------------- ------------------------------  -----------------
Investment income and expense:
   Income -- Ordinary dividends....    $    6,457           22,726          1,927,245             --              --
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................       140,424           47,338          2,009,932        175,607          69,679
                                       ----------         --------        -----------      ---------        --------
Net investment income (expense)....      (133,967)         (24,612)           (82,687)      (175,607)        (69,679)
                                       ----------         --------        -----------      ---------        --------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........       805,687          (18,939)         3,168,859        555,865          (6,964)
   Change in unrealized
     appreciation (depreciation)...       637,610          (87,680)       (11,011,500)     1,196,588         (96,032)
   Capital gain distributions......            --           25,537          2,373,564             --              --
                                       ----------         --------        -----------      ---------        --------
Net realized and unrealized gain
  (loss) on investments............     1,443,297          (81,082)        (5,469,077)     1,752,453        (102,996)
                                       ----------         --------        -----------      ---------        --------
Increase (decrease) in net assets
  from operations..................    $1,309,330         (105,694)        (5,551,764)     1,576,846        (172,675)
                                       ==========         ========        ===========      =========        ========

                See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets

                                                                              AIM Variable Insurance Funds
                                                                     ----------------------------------------------
                                                                         AIM V.I. Basic         AIM V.I. Capital
                                                                          Value Fund --       Appreciation Fund --
                                           Consolidated Total           Series II shares         Series I shares
                                    -------------------------------  ----------------------  ----------------------
                                               Year ended                  Year ended              Year ended
                                              December 31,                December 31,            December 31,
                                    -------------------------------  ----------------------  ----------------------
                                          2007            2006          2007        2006        2007        2006
                                    ---------------  --------------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)..................... $   128,945,841      65,044,507    (354,244)   (342,743)   (440,135)   (482,612)
   Net realized gain
     (loss) on
     investments...................     476,304,282     344,423,581   1,670,923   1,137,259   1,687,199   2,828,812
   Change in unrealized
     appreciation
     (depreciation) on
     investments...................    (217,200,967)    323,980,248  (2,731,702)  1,026,673   1,526,229    (906,549)
   Capital gain
     distributions.................     468,080,872     280,757,602   1,473,180   1,187,165          --          --
                                    ---------------  --------------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations................     856,130,028   1,014,205,938      58,157   3,008,354   2,773,293   1,439,651
                                    ---------------  --------------  ----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums....................   2,119,699,715   1,568,465,328   1,145,091   3,579,939     216,596     855,193
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits................    (119,125,859)   (107,088,376)         --     (91,725)   (211,662)   (140,715)
     Surrenders....................  (1,527,279,041) (1,199,686,346) (2,325,077) (2,109,778) (4,430,618) (3,106,299)
     Cost of insurance
       and
       administrative
       expense (note 4a)...........     (13,610,276)    (12,368,133)    (64,472)    (63,748)    (52,546)    (54,989)
     Capital
       contribution
       (withdrawal)................      (6,700,000)             --          --          --          --          --
     Transfers (to) from
       the Guarantee
       Account.....................     151,849,035     189,048,371     429,825     503,952     (11,118)     75,807
     Transfers (to) from
       other subaccounts...........              --              --  (3,334,300) (2,339,675) (2,575,350) (2,413,006)
                                    ---------------  --------------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note 5).....     604,833,574     438,370,844  (4,148,933)   (521,035) (7,064,698) (4,784,009)
                                    ---------------  --------------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.......................   1,460,963,602   1,452,576,782  (4,090,776)  2,487,319  (4,291,405) (3,344,358)
Net assets at beginning
  of year..........................  10,041,119,983   8,588,543,201  29,812,558  27,325,239  30,220,342  33,564,700
                                    ---------------  --------------  ----------  ----------  ----------  ----------
Net assets at end of
  period........................... $11,502,083,585  10,041,119,983  25,721,782  29,812,558  25,928,937  30,220,342
                                    ===============  ==============  ==========  ==========  ==========  ==========
Changes in units
  (note 5):
   Units purchased.................                                     506,008     702,838     176,832   1,823,246
   Units redeemed..................                                    (755,743)   (718,948) (1,090,581) (3,030,349)
                                                                     ----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006......................                                    (249,735)    (16,110)   (913,749) (1,207,103)
                                                                     ==========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                      AIM Variable Insurance Funds (continued)
                              ----------------------------------------------------------
                              AIM V.I. Capital        AIM V.I.         AIM V.I. Global
                                Development          Core Equity         Real Estate
                                  Fund --              Fund --             Fund --
                              Series I shares      Series I shares       Series II shares
                              ---------------  ----------------------  -----------------
                                 Year ended          Year ended           Year ended
                                December 31,        December 31,         December 31,
                              ---------------  ----------------------  -----------------
                                2007    2006      2007        2006       2007     2006
                              -------  ------  ----------  ----------  -------   ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   470     (92)   (155,265)      7,974   16,212      239
   Net realized gain
     (loss) on
     investments.............   1,187     454   1,041,150   2,814,480     (691)     656
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (820)  1,322     973,988     844,780  (53,945)   8,258
   Capital gain
     distributions...........   1,075     283          --          --   31,204    1,306
                              -------  ------  ----------  ----------  -------   ------
       Increase
         (decrease) in
         net assets from
         operations..........   1,912   1,967   1,859,873   3,667,234   (7,220)  10,459
                              -------  ------  ----------  ----------  -------   ------
From capital
  transactions:
   Net premiums..............      --   2,338     165,417     450,716   62,208    4,038
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........      --      --    (328,779)   (166,338)      --       --
     Surrenders..............      --      --  (4,660,356) (2,544,310)  (2,567)  (1,813)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      --      --     (44,088)    (46,668)    (408)    (157)
     Capital
       contribution
       (withdrawal)..........      --      --          --          --       --       --
     Transfers (to) from
       the Guarantee
       Account...............     (47)      4      60,316      66,081    9,565   27,419
     Transfers (to) from
       other subaccounts.....   2,018     862  (1,366,558) (1,164,403) 132,469      546
                              -------  ------  ----------  ----------  -------   ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   1,971   3,204  (6,174,048) (3,404,922) 201,267   30,033
                              -------  ------  ----------  ----------  -------   ------
Increase (decrease) in
  net assets.................   3,883   5,171  (4,314,175)    262,312  194,047   40,492
Net assets at beginning
  of year....................  17,498  12,327  29,699,736  29,437,424   47,483    6,991
                              -------  ------  ----------  ----------  -------   ------
Net assets at end of
  period..................... $21,381  17,498  25,385,561  29,699,736  241,530   47,483
                              =======  ======  ==========  ==========  =======   ======
Changes in units
  (note 5):
   Units purchased...........     491     350     176,622   3,191,702   23,380    2,802
   Units redeemed............    (359)   (128)   (717,860) (4,508,480)  (8,381)    (462)
                              -------  ------  ----------  ----------  -------   ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................     132     222    (541,238) (1,316,778)  14,999    2,340
                              =======  ======  ==========  ==========  =======   ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                      AIM Variable Insurance Funds (continued)
                              -------------------------------------------------------
                                  AIM V.I.                                AIM V.I.
                                 Government           AIM V.I.            Large Cap
                                 Securities     International Growth       Growth
                                  Fund --              Fund --             Fund --
                              Series I shares     Series II shares     Series I shares
                              ---------------  ----------------------  --------------
                                 Year ended          Year ended          Year ended
                                December 31,        December 31,        December 31,
                              ---------------  ----------------------  --------------
                                2007    2006      2007        2006      2007    2006
                              -------  ------  ----------  ----------  ------  ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   703     562    (869,471)    (73,399)   (430)   (139)
   Net realized gain
     (loss) on
     investments.............    (343)   (113)  4,677,982   2,233,126     327    (149)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     217    (235)  2,946,219   4,247,721   4,046   1,953
   Capital gain
     distributions...........      --      --          --          --      --      --
                              -------  ------  ----------  ----------  ------  ------
       Increase
         (decrease) in
         net assets from
         operations..........     577     214   6,754,730   6,407,448   3,943   1,665
                              -------  ------  ----------  ----------  ------  ------
From capital
  transactions:
   Net premiums..............     623   1,725  35,698,548  18,548,363      --      --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........      --      --    (128,277)    (19,671)     --      --
     Surrenders..............  (1,575)     --  (4,733,494) (1,748,469) (2,000) (1,406)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      --      --    (116,370)    (48,683)   (101)    (15)
     Capital
       contribution
       (withdrawal)..........      --      --          --          --      --      --
     Transfers (to) from
       the Guarantee
       Account...............      55      (1)  2,682,533   1,972,510     845  25,646
     Transfers (to) from
       other subaccounts.....   5,682   1,923   5,852,558   5,166,836       2  (1,129)
                              -------  ------  ----------  ----------  ------  ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   4,785   3,647  39,255,498  23,870,886  (1,254) 23,096
                              -------  ------  ----------  ----------  ------  ------
Increase (decrease) in
  net assets.................   5,362   3,861  46,010,228  30,278,334   2,689  24,761
Net assets at beginning
  of year....................  15,556  11,695  43,430,801  13,152,467  28,614   3,853
                              -------  ------  ----------  ----------  ------  ------
Net assets at end of
  period..................... $20,918  15,556  89,441,029  43,430,801  31,303  28,614
                              =======  ======  ==========  ==========  ======  ======
Changes in units
  (note 5):
   Units purchased...........   2,403   1,120   6,317,075   3,727,417      86   4,227
   Units redeemed............  (2,068)   (842) (3,616,229) (1,851,550)   (199) (1,734)
                              -------  ------  ----------  ----------  ------  ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................     335     278   2,700,846   1,875,867    (113)  2,493
                              =======  ======  ==========  ==========  ======  ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                AIM Variable Insurance Funds
                                        (continued)
                              ----------------------------------
                                  AIM V.I.
                                 Technology    AIM V.I. Utilities
                                  Fund --          Fund --
                              Series I shares  Series I shares
                              ---------------  -----------------
                                 Year ended      Year ended
                                December 31,    December 31,
                              ---------------  -----------------
                                2007    2006    2007      2006
                              -------  ------   ------   ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (84)    (75)     55       213
   Net realized gain
     (loss) on
     investments.............      17       8     554       909
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     795     984     (70)      (51)
   Capital gain
     distributions...........      --      --     154       170
                              -------  ------   ------   ------
       Increase
         (decrease) in
         net assets from
         operations..........     728     917     693     1,241
                              -------  ------   ------   ------
From capital
  transactions:
   Net premiums..............      --      --      68       431
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........      --      --      --        --
     Surrenders..............      --      --      --        --
     Cost of insurance
       and
       administrative
       expense (note 4a).....      --      --      --        --
     Capital
       contribution
       (withdrawal)..........      --      --      --        --
     Transfers (to) from
       the Guarantee
       Account...............      (1)     --     (17)       68
     Transfers (to) from
       other subaccounts.....      61     127  (5,772)      160
                              -------  ------   ------   ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............      60     127  (5,721)      659
                              -------  ------   ------   ------
Increase (decrease) in
  net assets.................     788   1,044  (5,028)    1,900
Net assets at beginning
  of year....................  10,507   9,463   8,745     6,845
                              -------  ------   ------   ------
Net assets at end of
  period..................... $11,295  10,507   3,717     8,745
                              =======  ======   ======   ======
Changes in units
  (note 5):
   Units purchased...........      18      40       6     1,635
   Units redeemed............      --      (1)   (533)   (1,614)
                              -------  ------   ------   ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................      18      39    (527)       21
                              =======  ======   ======   ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                              Alger American Fund
                              ---------------------------------------------------
                                                              Alger American
                                    Alger American         Small Capitalization
                                 Growth Portfolio --           Portfolio --
                                    Class O Shares            Class O Shares
                              -------------------------  ------------------------
                                      Year ended                Year ended
                                     December 31,              December 31,
                              -------------------------  ------------------------
                                  2007          2006         2007         2006
                              ------------  -----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (914,294)  (1,248,853)  (1,047,934)  (1,119,115)
   Net realized gain
     (loss) on
     investments.............    2,797,065   (1,094,379)   9,182,649    9,321,406
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   11,837,601    5,051,289    2,367,531    4,343,621
   Capital gain
     distributions...........           --           --           --           --
                              ------------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   13,720,372    2,708,057   10,502,246   12,545,912
                              ------------  -----------  -----------  -----------
From capital
  transactions:
   Net premiums..............      173,362      212,995       71,411      135,781
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (823,923)    (979,567)    (298,378)    (473,362)
     Surrenders..............  (16,116,889) (16,837,173) (16,487,750) (12,125,970)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (94,787)    (113,563)     (79,490)     (88,065)
     Capital
       contribution
       (withdrawal)..........           --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............     (372,448)    (251,432)    (228,986)     (26,943)
     Transfers (to) from
       other subaccounts.....   (4,900,372)  (5,539,421)  (1,445,790)  (1,784,395)
                              ------------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (22,135,057) (23,508,161) (18,468,983) (14,362,954)
                              ------------  -----------  -----------  -----------
Increase (decrease) in
  net assets.................   (8,414,685) (20,800,104)  (7,966,737)  (1,817,042)
Net assets at beginning
  of year....................   85,861,241  106,661,345   73,630,929   75,447,971
                              ------------  -----------  -----------  -----------
Net assets at end of
  period..................... $ 77,446,556   85,861,241   65,664,192   73,630,929
                              ============  ===========  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........      410,572      752,783      851,214    2,521,182
   Units redeemed............   (1,879,363)  (2,449,058)  (2,201,194)  (3,732,664)
                              ------------  -----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................   (1,468,791)  (1,696,275)  (1,349,980)  (1,211,482)
                              ============  ===========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                    AllianceBernstein Variable Products Series Fund, Inc.
                              ----------------------------------------------------------------
                              AllianceBernstein
                                  Balanced
                               Wealth Strategy    AllianceBernstein       AllianceBernstein
                                Portfolio --      Global Technology       Growth and Income
                                   Class B      Portfolio -- Class B    Portfolio -- Class B
                              ----------------- --------------------  ------------------------
                                 Period from
                                August 27 to         Year ended              Year ended
                                December 31,        December 31,            December 31,
                              ----------------- --------------------  ------------------------
                                    2007           2007       2006        2007         2006
                              ----------------- ---------  ---------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    $  (23,113)      (89,790)   (63,640)     (40,516)    (721,040)
   Net realized gain
     (loss) on
     investments.............        (2,604)      419,640    206,355   11,334,152    8,312,197
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............       (68,480)      353,030    127,169  (13,350,563)   8,335,804
   Capital gain
     distributions...........            --            --         --    7,975,486    9,170,461
                                 ----------     ---------  ---------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........       (94,197)      682,880    269,884    5,918,559   25,097,422
                                 ----------     ---------  ---------  -----------  -----------
From capital
  transactions:
   Net premiums..............     6,241,612       639,498    361,359    2,117,172    4,886,512
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........            --      (198,250)  (115,450)  (1,045,505)    (965,325)
     Surrenders..............         9,244      (363,985)  (195,701) (25,586,366) (18,095,533)
     Cost of insurance
       and
       administrative
       expense (note 4a).....            --       (17,127)   (12,817)    (302,606)    (310,520)
     Capital
       contribution
       (withdrawal)..........            --            --         --           --           --
     Transfers (to) from
       the Guarantee
       Account...............         4,070       392,057     32,594      652,238    1,239,200
     Transfers (to) from
       other subaccounts.....     1,189,101     1,149,317   (260,072) (13,849,698)  (8,893,790)
                                 ----------     ---------  ---------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     7,444,027     1,601,510   (190,087) (38,014,765) (22,139,456)
                                 ----------     ---------  ---------  -----------  -----------
Increase (decrease) in
  net assets.................     7,349,830     2,284,390     79,797  (32,096,206)   2,957,966
Net assets at beginning
  of year....................            --     4,146,628  4,066,831  183,423,456  180,465,490
                                 ----------     ---------  ---------  -----------  -----------
Net assets at end of
  period.....................    $7,349,830     6,431,018  4,146,628  151,327,250  183,423,456
                                 ==========     =========  =========  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........       803,285       616,284    187,555    1,550,818    2,530,989
   Units redeemed............       (79,165)     (528,601)  (200,831)  (4,198,974)  (4,257,331)
                                 ----------     ---------  ---------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................       724,120        87,683    (13,276)  (2,648,156)  (1,726,342)
                                 ==========     =========  =========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                        AllianceBernstein Variable Products Series Fund, Inc. (continued)
                                    ------------------------------------------------------------------------
                                        AllianceBernstein        AllianceBernstein       AllianceBernstein
                                       International Value       Large Cap Growth        Small Cap Growth
                                      Portfolio -- Class B     Portfolio -- Class B    Portfolio -- Class B
                                    ------------------------  ----------------------  ----------------------
                                           Year ended               Year ended              Year ended
                                          December 31,             December 31,            December 31,
                                    ------------------------  ----------------------  ----------------------
                                        2007         2006        2007        2006        2007        2006
                                    ------------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)..................... $    981,152    (156,357)   (480,770)   (526,400)   (130,304)   (123,555)
   Net realized gain
     (loss) on
     investments...................    6,362,171   3,840,186   1,572,046     902,773     911,004     965,326
   Change in unrealized
     appreciation
     (depreciation) on
     investments...................   (7,494,177) 10,787,768   2,313,694  (1,277,529)    (53,744)   (293,819)
   Capital gain
     distributions.................    3,022,073     605,626          --          --          --          --
                                    ------------  ----------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations................    2,871,219  15,077,223   3,404,970    (901,156)    726,956     547,952
                                    ------------  ----------  ----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums....................   79,501,942  41,715,337     518,066   2,027,340     603,523     123,917
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits................      (38,167)   (114,233)   (290,852)   (126,110)    (76,335)    (74,530)
     Surrenders....................   (8,814,972) (3,234,549) (4,608,315) (2,957,371) (1,676,864)   (723,573)
     Cost of insurance
       and
       administrative
       expense (note 4a)...........     (213,543)    (84,466)    (59,178)    (60,725)    (15,111)     (9,753)
     Capital
       contribution
       (withdrawal)................           --          --          --          --          --          --
     Transfers (to) from
       the Guarantee
       Account.....................    3,914,617   4,062,152     119,274     555,193     145,666     250,428
     Transfers (to) from
       other subaccounts...........    3,980,167  19,597,949  (2,090,260) (1,398,322)  3,982,751     187,472
                                    ------------  ----------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note 5).....   78,330,044  61,942,190  (6,411,265) (1,959,995)  2,963,630    (246,039)
                                    ------------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.......................   81,201,263  77,019,413  (3,006,295) (2,861,151)  3,690,586     301,913
Net assets at beginning
  of year..........................   98,953,216  21,933,803  32,212,319  35,073,470   7,653,615   7,351,702
                                    ------------  ----------  ----------  ----------  ----------  ----------
Net assets at end of
  period........................... $180,154,479  98,953,216  29,206,024  32,212,319  11,344,201   7,653,615
                                    ============  ==========  ==========  ==========  ==========  ==========
Changes in units
  (note 5):
   Units purchased.................   13,327,844   7,869,628     322,806     917,429     888,780     973,694
   Units redeemed..................   (7,728,047) (3,229,131) (1,184,014) (1,293,435)   (623,028) (1,010,454)
                                    ------------  ----------  ----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006......................    5,599,797   4,640,497    (861,208)   (376,006)    265,752     (36,760)
                                    ============  ==========  ==========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     American Century Variable Portfolios, Inc.
                              --------------------------------------------------------
                              VP Income & Growth   VP International      VP Ultra(R)
                               Fund -- Class I      Fund -- Class I    Fund -- Class I
                              -----------------  --------------------  ---------------
                                  Year ended          Year ended          Year ended
                                 December 31,        December 31,        December 31,
                              -----------------  --------------------  ---------------
                                2007      2006      2007       2006     2007     2006
                              --------  -------  ---------  ---------  ------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $     58     (606)   (33,488)    (7,364) (1,158)  (1,079)
   Net realized gain
     (loss) on
     investments.............    2,692    6,668    151,977     18,169   1,484     (500)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (4,601)   9,482    253,981    121,801  10,646   (1,423)
   Capital gain
     distributions...........       --       --         --         --      --       --
                              --------  -------  ---------  ---------  ------  -------
       Increase
         (decrease) in
         net assets from
         operations..........   (1,851)  15,544    372,470    132,606  10,972   (3,002)
                              --------  -------  ---------  ---------  ------  -------
From capital
  transactions:
   Net premiums..............       --   71,672  1,279,736  1,328,164      --   14,074
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........       --       --         --         --      --       --
     Surrenders..............   (5,653)  (4,539)   (77,565)   (70,369)   (821)    (376)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (272)    (173)    (2,117)       (19)   (372)    (340)
     Capital
       contribution
       (withdrawal)..........       --       --         --         --      --       --
     Transfers (to) from
       the Guarantee
       Account...............      824   15,641    508,978    217,302      (7)    (817)
     Transfers (to) from
       other subaccounts.....    3,762   (2,771)  (306,298)   (52,739) (7,925)   6,890
                              --------  -------  ---------  ---------  ------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (1,339)  79,830  1,402,734  1,422,339  (9,125)  19,431
                              --------  -------  ---------  ---------  ------  -------
Increase (decrease) in
  net assets.................   (3,190)  95,374  1,775,204  1,554,945   1,847   16,429
Net assets at beginning
  of year....................  135,509   40,135  1,555,904        959  60,400   43,971
                              --------  -------  ---------  ---------  ------  -------
Net assets at end of
  period..................... $132,319  135,509  3,331,108  1,555,904  62,247   60,400
                              ========  =======  =========  =========  ======  =======
Changes in units
  (note 5):
   Units purchased...........    1,756   76,787    363,424    160,670     254   87,526
   Units redeemed............   (1,770) (69,614)  (269,326)   (49,569) (1,009) (85,724)
                              --------  -------  ---------  ---------  ------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................      (14)   7,173     94,098    111,101    (755)   1,802
                              ========  =======  =========  =========  ======  =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               American Century
                              Variable Portfolios, Inc. American Century Variable   BlackRock Variable
                                  (continued)            Portfolios II, Inc.        Series Funds, Inc.
                              ------------------------  ------------------------  ----------------------
                                   VP Value             VP Inflation Protection    BlackRock Basic Value
                                Fund -- Class I           Fund -- Class II        V.I. Fund -- Class III
                              ------------------------  ------------------------  ----------------------
                                  Year ended                 Year ended                 Year ended
                                 December 31,               December 31,               December 31,
                              ------------------------  ------------------------  ----------------------
                                 2007         2006         2007         2006         2007        2006
                               ---------     -------     ---------    ---------   ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  20,151         952       119,859       48,355       113,694     202,382
   Net realized gain
     (loss) on
     investments.............   (10,986)      8,092       (12,921)     (22,687)       (4,400)    257,193
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (36,231)     14,504       174,616      (19,319)   (2,288,690)     57,809
   Capital gain
     distributions...........    11,395       2,143            --           --     1,944,019   1,134,713
                               ---------     -------     ---------    ---------   ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   (15,671)     25,691       281,554        6,349      (235,377)  1,652,097
                               ---------     -------     ---------    ---------   ----------  ----------
From capital
  transactions:
   Net premiums..............    90,266     189,354       552,720    1,811,669     2,172,632   2,579,911
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........        --          --        (6,703)          --            --          --
     Surrenders..............    (7,966)    (14,381)     (299,612)    (134,291)     (564,248)   (379,950)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (502)       (325)       (5,228)      (3,631)      (37,746)    (19,635)
     Capital
       contribution
       (withdrawal)..........        --          --            --           --            --          --
     Transfers (to) from
       the Guarantee
       Account...............    80,522      67,192       273,596      154,250     1,900,063     621,250
     Transfers (to) from
       other subaccounts.....  (242,634)      6,459      (515,935)     349,611      (347,713)  2,976,845
                               ---------     -------     ---------    ---------   ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (80,314)    248,299        (1,162)   2,177,608     3,122,988   5,778,421
                               ---------     -------     ---------    ---------   ----------  ----------
Increase (decrease) in
  net assets.................   (95,985)    273,990       280,392    2,183,957     2,887,611   7,430,518
Net assets at beginning
  of year....................   307,823      33,833     3,877,059    1,693,102    13,161,440   5,730,922
                               ---------     -------     ---------    ---------   ----------  ----------
Net assets at end of
  period..................... $ 211,838     307,823     4,157,451    3,877,059    16,049,051  13,161,440
                               =========     =======     =========    =========   ==========  ==========
Changes in units
  (note 5):
   Units purchased...........    36,411      93,595       293,480      480,670       694,401     869,882
   Units redeemed............   (44,440)    (73,897)     (295,026)    (261,252)     (473,093)   (385,555)
                               ---------     -------     ---------    ---------   ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................    (8,029)     19,698        (1,546)     219,418       221,308     484,327
                               =========     =======     =========    =========   ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                         BlackRock Variable Series Funds, Inc. (continued)
                              ----------------------------------------------------------------------
                                      BlackRock               BlackRock              BlackRock
                                  Global Allocation     Large Cap Growth V.I.   Value Opportunities
                               V.I. Fund -- Class III     Fund -- Class III   V.I. Fund -- Class III
                              ------------------------  --------------------  ----------------------
                                     Year ended              Year ended             Year ended
                                    December 31,            December 31,           December 31,
                              ------------------------  --------------------  ----------------------
                                  2007         2006        2007       2006       2007        2006
                              ------------  ----------  ---------  ---------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  5,598,731   1,245,134    (45,969)   (40,587)    282,370   3,220,182
   Net realized gain
     (loss) on
     investments.............    4,022,789     307,456    203,496   (114,318) (1,632,842) (2,313,804)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (2,929,979) (1,022,155)    30,898    107,174      58,613  (3,824,951)
   Capital gain
     distributions...........   12,116,498   2,434,361         --         --   1,084,958   3,311,617
                              ------------  ----------  ---------  ---------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   18,808,039   2,964,796    188,425    (47,731)   (206,901)    393,044
                              ------------  ----------  ---------  ---------  ----------  ----------
From capital
  transactions:
   Net premiums..............  165,243,829  53,701,264    866,549    683,708     760,469   2,010,592
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........           --          --        408     (6,203)     (5,741)    (19,901)
     Surrenders..............   (4,858,659) (2,673,165)  (418,943)  (113,207)   (575,076)   (223,072)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (47,806)     (5,233)    (4,905)    (6,016)    (16,404)    (15,024)
     Capital
       contribution
       (withdrawal)..........           --          --         --         --          --          --
     Transfers (to) from
       the Guarantee
       Account...............      (38,001)  2,450,396     65,395    132,942     546,258     157,602
     Transfers (to) from
       other subaccounts.....   26,219,684   2,740,452   (362,590) 1,037,871    (295,167)    358,045
                              ------------  ----------  ---------  ---------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  186,519,047  56,213,714    145,914  1,729,095     414,339   2,268,242
                              ------------  ----------  ---------  ---------  ----------  ----------
Increase (decrease) in
  net assets.................  205,327,086  59,178,510    334,339  1,681,364     207,438   2,661,286
Net assets at beginning
  of year....................   60,201,068   1,022,558  2,911,803  1,230,439   7,200,082   4,538,796
                              ------------  ----------  ---------  ---------  ----------  ----------
Net assets at end of
  period..................... $265,528,154  60,201,068  3,246,142  2,911,803   7,407,520   7,200,082
                              ============  ==========  =========  =========  ==========  ==========
Changes in units
  (note 5):
   Units purchased...........   26,457,651   6,465,143    179,217    526,431     250,336   1,375,575
   Units redeemed............  (11,022,463) (1,393,491)  (167,802)  (396,381)   (218,422) (1,207,171)
                              ------------  ----------  ---------  ---------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................   15,435,188   5,071,652     11,415    130,050      31,914     168,404
                              ============  ==========  =========  =========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                  Columbia Funds Variable Insurance Trust I
                              ---------------------------------------------------
                                                           Columbia Marsico
                                  Columbia Marsico     International Opportunities
                               Growth Fund, Variable        Fund, Variable
                                 Series -- Class A         Series -- Class B
                              -----------------------  --------------------------
                                     Year ended               Year ended
                                    December 31,             December 31,
                              -----------------------  --------------------------
                                  2007        2006         2007          2006
                              -----------  ----------  -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (914,608)   (901,408)     199,655      (222,754)
   Net realized gain
     (loss) on
     investments.............   3,209,101   2,095,897   10,175,550     5,732,254
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   6,365,696     991,434    6,491,483     8,089,434
   Capital gain
     distributions...........          --          --    2,623,749     1,748,038
                              -----------  ----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........   8,660,189   2,185,923   19,490,437    15,346,972
                              -----------  ----------  -----------   -----------
From capital
  transactions:
   Net premiums..............   3,090,276   9,078,185   36,945,243    27,361,328
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (27,524)   (172,653)    (740,216)     (296,544)
     Surrenders..............  (4,687,173) (3,169,341)  (8,272,007)   (3,977,503)
     Cost of insurance
       and
       administrative
       expense (note 4a).....    (131,817)   (126,885)    (217,826)     (148,992)
     Capital
       contribution
       (withdrawal)..........          --          --           --            --
     Transfers (to) from
       the Guarantee
       Account...............     465,589   2,055,469    1,547,110     4,239,707
     Transfers (to) from
       other subaccounts.....   7,073,427  (5,135,399)  (7,960,292)    3,350,321
                              -----------  ----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   5,782,778   2,529,376   21,302,012    30,528,317
                              -----------  ----------  -----------   -----------
Increase (decrease) in
  net assets.................  14,442,967   4,715,299   40,792,449    45,875,289
Net assets at beginning
  of year....................  57,286,514  52,571,215  101,185,833    55,310,544
                              -----------  ----------  -----------   -----------
Net assets at end of
  period..................... $71,729,481  57,286,514  141,978,282   101,185,833
                              ===========  ==========  ===========   ===========
Changes in units
  (note 5):
   Units purchased...........   1,421,635   1,906,220    6,005,308     4,315,286
   Units redeemed............  (1,128,645) (1,704,501)  (4,538,951)   (2,293,313)
                              -----------  ----------  -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................     292,990     201,719    1,466,357     2,021,973
                              ===========  ==========  ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         Dreyfus
                              ------------------------------------------------------------------
                              Dreyfus Investment
                              Portfolios -- MidCap   Dreyfus Variable     The Dreyfus Socially
                              Stock Portfolio --    Investment Fund --    Responsible Growth Fund,
                                Initial Shares     Money Market Portfolio Inc. -- Initial Shares
                              -------------------  --------------------   -----------------------
                                  Year ended            Year ended             Year ended
                                 December 31,          December 31,           December 31,
                              -------------------  --------------------   -----------------------
                                2007       2006       2007        2006       2007         2006
                              --------   -------   ----------   --------   ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  1,597       300       17,199      6,655    (52,960)     (77,565)
   Net realized gain
     (loss) on
     investments.............   (1,473)     (952)         (94)        --     45,108      (26,861)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (15,191)    2,324           88         --    326,878      491,605
   Capital gain
     distributions...........   15,542     3,340           --         --         --           --
                              --------   -------   ----------   --------   ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........      475     5,012       17,193      6,655    319,026      387,179
                              --------   -------   ----------   --------   ---------   ---------
From capital
  transactions:
   Net premiums..............       --    12,358       61,256    115,876      4,860        6,023
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........       --        --   (1,063,592)   (71,889)   (35,646)      (2,923)
     Surrenders..............   (1,274)   (1,516)    (918,323)  (164,334)  (475,119)    (428,187)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (870)     (102)        (527)      (430)   (16,003)     (15,856)
     Capital
       contribution
       (withdrawal)..........       --        --           --         --         --           --
     Transfers (to) from
       the Guarantee
       Account...............      (15)  105,722       20,337     24,031      2,745        1,586
     Transfers (to) from
       other subaccounts.....  (11,410)    4,804    1,998,963    492,113   (116,360)    (111,032)
                              --------   -------   ----------   --------   ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (13,569)  121,266       98,114    395,367   (635,523)    (550,389)
                              --------   -------   ----------   --------   ---------   ---------
Increase (decrease) in
  net assets.................  (13,094)  126,278      115,307    402,022   (316,497)    (163,210)
Net assets at beginning
  of year....................  157,133    30,855      523,138    121,116  5,371,848    5,535,058
                              --------   -------   ----------   --------   ---------   ---------
Net assets at end of
  period..................... $144,039   157,133      638,445    523,138  5,055,351    5,371,848
                              ========   =======   ==========   ========   =========   =========
Changes in units
  (note 5):
   Units purchased...........      229    10,605      287,588     90,128      9,073       17,746
   Units redeemed............   (1,226)   (2,648)    (277,834)   (51,439)   (99,497)    (105,431)
                              --------   -------   ----------   --------   ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................     (997)    7,957        9,754     38,689    (90,424)     (87,685)
                              ========   =======   ==========   ========   =========   =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                            DWS Variable Series II
                              -------------------------------------------------
                               DWS Dreman High   DWS Dreman Small
                                Return Equity     Mid Cap Value   DWS Technology
                                VIP -- Class B   VIP -- Class B   VIP -- Class B
                                    Shares           Shares           Shares
                              -----------------  --------------   --------------
                                  Year ended       Year ended       Year ended
                                 December 31,     December 31,     December 31,
                              -----------------  --------------   --------------
                                2007      2006    2007     2006    2007    2006
                              --------  -------  ------   ------  ------  ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (898)    (792)  1,868     (567)   (165)   (130)
   Net realized gain
     (loss) on
     investments.............      317    5,013      34      159      84    (196)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (5,445)   4,386  (9,759)   5,998   1,365     314
   Capital gain
     distributions...........    1,113    4,985   7,944    2,536      --      --
                              --------  -------  ------   ------  ------  ------
       Increase
         (decrease) in
         net assets from
         operations..........   (4,913)  13,592      87    8,126   1,284     (12)
                              --------  -------  ------   ------  ------  ------
From capital
  transactions:
   Net premiums..............       --   77,821      --   22,458     620   4,688
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........       --       --      --       --      --      --
     Surrenders..............   (3,388)    (943)   (830)  (2,262)    (85)   (140)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (221)     (37)   (295)    (185)    (27)    (19)
     Capital
       contribution
       (withdrawal)..........       --       --      --       --      --      --
     Transfers (to) from
       the Guarantee
       Account...............      (12)  33,129  18,346   31,556      --      (2)
     Transfers (to) from
       other subaccounts.....    4,829      703    (113)     593     (64)  1,697
                              --------  -------  ------   ------  ------  ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    1,208  110,673  17,108   52,160     444   6,224
                              --------  -------  ------   ------  ------  ------
Increase (decrease) in
  net assets.................   (3,705) 124,265  17,195   60,286   1,728   6,212
Net assets at beginning
  of year....................  132,766    8,501  71,846   11,560  10,163   3,951
                              --------  -------  ------   ------  ------  ------
Net assets at end of
  period..................... $129,061  132,766  89,041   71,846  11,891  10,163
                              ========  =======  ======   ======  ======  ======
Changes in units
  (note 5):
   Units purchased...........      717   20,157     869    3,536      74   1,049
   Units redeemed............     (560) (11,768)   (148)    (680)    (42)   (578)
                              --------  -------  ------   ------  ------  ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................      157    8,389     721    2,856      32     471
                              ========  =======  ======   ======  ======  ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                               Evergreen Variable
                                         Eaton Vance Variable Trust               Annuity Trust
                              -----------------------------------------------  ------------------
                                  VT Floating-Rate       VT Worldwide Health   Evergreen VA Omega
                                    Income Fund             Sciences Fund        Fund -- Class 2
                              -----------------------  ----------------------  ------------------
                                     Year ended              Year ended            Year ended
                                    December 31,            December 31,          December 31,
                              -----------------------  ----------------------  ------------------
                                  2007        2006        2007        2006        2007      2006
                              -----------  ----------  ----------  ----------  ---------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 2,448,128   1,927,018    (169,943)   (186,339)   (13,900)  (9,465)
   Net realized gain
     (loss) on
     investments.............    (623,623)    (50,823)    485,605     407,110     90,099   16,572
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (1,807,299)   (128,102)    103,180    (384,282)    36,824   30,505
   Capital gain
     distributions...........          --          --      93,857          --         --       --
                              -----------  ----------  ----------  ----------  ---------  -------
       Increase
         (decrease) in
         net assets from
         operations..........      17,206   1,748,093     512,699    (163,511)   113,023   37,612
                              -----------  ----------  ----------  ----------  ---------  -------
From capital
  transactions:
   Net premiums..............  14,841,094   3,649,114     582,592     958,217    105,196  145,194
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (55,913)   (351,226)   (166,169)   (164,830)        --       --
     Surrenders..............  (8,845,646) (2,504,315) (1,249,024)   (987,613)   (34,781)  (1,881)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (99,176)    (98,044)    (30,527)    (29,513)    (2,513)  (1,652)
     Capital
       contribution
       (withdrawal)..........          --          --          --          --         --       --
     Transfers (to) from
       the Guarantee
       Account...............   2,540,645   1,593,749      75,403     447,554     58,730  102,239
     Transfers (to) from
       other subaccounts.....  10,521,798  (2,307,995)   (841,548)   (448,514)    91,898  (43,276)
                              -----------  ----------  ----------  ----------  ---------  -------
     Increase (decrease)
       in net assets
       from capital
       transactions
       (note 5)..............  18,902,802     (18,717) (1,629,273)   (224,699)   218,530  200,624
                              -----------  ----------  ----------  ----------  ---------  -------
       Increase
         (decrease) in
         net assets..........  18,920,008   1,729,376  (1,116,574)   (388,210)   331,553  238,236
Net assets at beginning
  of year....................  46,744,283  45,014,907  11,570,877  11,959,087    723,432  485,196
                              -----------  ----------  ----------  ----------  ---------  -------
Net assets at end of
  period..................... $65,664,291  46,744,283  10,454,303  11,570,877  1,054,985  723,432
                              ===========  ==========  ==========  ==========  =========  =======
Changes in units
  (note 5):
   Units purchased...........   5,402,256   1,428,870     205,205     347,691    178,077   73,990
   Units redeemed............  (3,535,497) (1,430,397)   (323,676)   (362,241)  (157,203) (54,629)
                              -----------  ----------  ----------  ----------  ---------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................   1,866,759      (1,527)   (118,471)    (14,550)    20,874   19,361
                              ===========  ==========  ==========  ==========  =========  =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                       Federated Insurance Series
                              ---------------------------------------------------------------------------
                              Federated American Leaders    Federated Capital    Federated High Income Bond
                              Fund II -- Primary Shares      Income Fund II      Fund II -- Primary Shares
                              -------------------------  ----------------------  ------------------------
                                      Year ended               Year ended               Year ended
                                     December 31,             December 31,             December 31,
                              -------------------------  ----------------------  ------------------------
                                  2007          2006        2007        2006         2007          2006
                              ------------  -----------  ----------  ----------  -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    521,748      391,773     654,449     859,208    2,687,460     3,438,288
   Net realized gain
     (loss) on
     investments.............      308,651      967,733      22,051    (410,088)    (150,365)     (710,749)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (8,820,304)    (693,410)   (220,659)  1,996,470   (1,671,322)    1,237,335
   Capital gain
     distributions...........    3,991,606    5,770,136          --          --           --            --
                              ------------  -----------  ----------  ----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........   (3,998,299)   6,436,232     455,841   2,445,590      865,773     3,964,874
                              ------------  -----------  ----------  ----------  -----------   -----------
From capital
  transactions:
   Net premiums..............       21,366       38,390      41,398      45,840       25,519        34,202
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (371,740)    (433,790)   (185,770)   (393,002)    (468,958)     (474,667)
     Surrenders..............   (9,148,608) (10,229,030) (3,683,817) (4,038,876)  (8,924,285)   (9,465,709)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (46,971)     (57,814)    (20,087)    (22,549)     (39,977)      (46,689)
     Capital
       contribution
       (withdrawal)..........           --           --          --          --           --            --
     Transfers (to) from
       the Guarantee
       Account...............      (22,722)    (123,086)     16,700      98,111       27,881       156,207
     Transfers (to) from
       other subaccounts.....   (1,115,586)  (2,068,924)   (575,323)  1,026,486   (1,633,658)   (1,510,495)
                              ------------  -----------  ----------  ----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (10,684,261) (12,874,254) (4,406,899) (3,283,990) (11,013,478)  (11,307,151)
                              ------------  -----------  ----------  ----------  -----------   -----------
Increase (decrease) in
  net assets.................  (14,682,560)  (6,438,022) (3,951,058)   (838,400) (10,147,705)   (7,342,277)
Net assets at beginning
  of year....................   45,394,404   51,832,426  18,752,004  19,590,404   43,511,009    50,853,286
                              ------------  -----------  ----------  ----------  -----------   -----------
Net assets at end of
  period..................... $ 30,711,844   45,394,404  14,800,946  18,752,004   33,363,304    43,511,009
                              ============  ===========  ==========  ==========  ===========   ===========
Changes in units
  (note 5):
   Units purchased...........      138,153      185,395     151,791     470,971    1,088,754     1,180,631
   Units redeemed............     (759,475)    (969,839)   (494,112)   (688,416)  (1,756,347)   (1,881,528)
                              ------------  -----------  ----------  ----------  -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................     (621,322)    (784,444)   (342,321)   (217,445)    (667,593)     (700,897)
                              ============  ===========  ==========  ==========  ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                   Federated Insurance Series (continued)
                              ---------------------------------------------------
                              Federated High Income Bond   Federated Kaufmann
                              Fund II -- Service Shares  Fund II -- Service Shares
                              -------------------------  ------------------------
                                     Year ended                Year ended
                                    December 31,              December 31,
                              -------------------------  ------------------------
                                  2007         2006         2007         2006
                              -----------   ----------   ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 2,376,457    2,633,494      105,192     (437,730)
   Net realized gain
     (loss) on
     investments.............    (100,533)    (220,548)   3,901,205    2,523,616
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (1,591,873)   1,048,937    3,264,623    3,156,589
   Capital gain
     distributions...........          --           --    1,885,860      346,487
                              -----------   ----------   ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........     684,051    3,461,883    9,156,880    5,588,962
                              -----------   ----------   ----------   ----------
From capital
  transactions:
   Net premiums..............   1,818,981    1,350,337    2,541,184    5,607,030
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (538,182)    (210,172)    (585,892)    (182,344)
     Surrenders..............  (4,881,896)  (2,822,217)  (3,770,605)  (2,202,242)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (78,181)     (77,803)    (168,967)    (135,082)
     Capital
       contribution
       (withdrawal)..........          --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............   1,396,559    1,037,646    1,830,350    1,699,462
     Transfers (to) from
       other subaccounts.....  (2,043,841)  (1,757,821)  (1,967,457)  (2,595,369)
                              -----------   ----------   ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (4,326,560)  (2,480,030)  (2,121,387)   2,191,455
                              -----------   ----------   ----------   ----------
Increase (decrease) in
  net assets.................  (3,642,509)     981,853    7,035,493    7,780,417
Net assets at beginning
  of year....................  41,882,519   40,900,666   49,852,766   42,072,349
                              -----------   ----------   ----------   ----------
Net assets at end of
  period..................... $38,240,010   41,882,519   56,888,259   49,852,766
                              ===========   ==========   ==========   ==========
Changes in units
  (note 5):
   Units purchased...........   1,788,020      983,287      802,185    1,095,122
   Units redeemed............  (2,102,116)  (1,180,169)    (918,085)    (964,360)
                              -----------   ----------   ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................    (314,096)    (196,882)    (115,900)     130,762
                              ===========   ==========   ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                             Fidelity(R) Variable Insurance Products Fund
                              -------------------------------------------------------------------------
                                VIP Asset Manager/SM/     VIP Asset Manager/SM/       VIP Balanced
                                     Portfolio --             Portfolio --            Portfolio --
                                    Initial Class            Service Class 2         Service Class 2
                              -------------------------  ----------------------  ----------------------
                                      Year ended               Year ended              Year ended
                                     December 31,             December 31,            December 31,
                              -------------------------  ----------------------  ----------------------
                                  2007          2006        2007        2006        2007        2006
                              ------------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  5,836,421    2,123,061   1,019,937      (1,929)    904,389    (122,416)
   Net realized gain
     (loss) on
     investments.............    2,070,928      462,617     542,112    (578,566)    360,723      97,838
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    4,520,804    4,986,288     896,664     885,254     (40,812)    889,425
   Capital gain
     distributions...........    3,502,659           --     758,884          --     289,364          --
                              ------------  -----------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   15,930,812    7,571,966   3,217,597     304,759   1,513,664     864,847
                              ------------  -----------  ----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums..............      126,810      112,304     299,323   8,492,196  29,022,798  17,120,524
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........   (1,397,976)  (1,829,448)    (34,537)     (2,194)       (419)         --
     Surrenders..............  (21,801,473) (23,150,247) (1,947,171) (1,587,544) (1,453,670)   (260,483)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (106,510)    (131,810)    (41,405)    (35,158)    (15,665)       (459)
     Capital
       contribution
       (withdrawal)..........           --           --          --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............     (266,099)    (272,784)    106,064     362,227   1,425,008     551,691
     Transfers (to) from
       other subaccounts.....   (1,333,791)  (2,450,888)   (981,695)    874,257   6,776,351     383,641
                              ------------  -----------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (24,779,039) (27,722,873) (2,599,421)  8,103,784  35,754,403  17,794,914
                              ------------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.................   (8,848,227) (20,150,907)    618,176   8,408,543  37,268,067  18,659,761
Net assets at beginning
  of year....................  125,273,750  145,424,657  26,494,186  18,085,643  18,659,761          --
                              ------------  -----------  ----------  ----------  ----------  ----------
Net assets at end of
  period..................... $116,425,523  125,273,750  27,112,362  26,494,186  55,927,828  18,659,761
                              ============  ===========  ==========  ==========  ==========  ==========
Changes in units
  (note 5):
   Units purchased...........      258,065      405,004     469,845   3,967,759   5,830,216   2,400,032
   Units redeemed............   (1,142,299)  (1,409,886)   (696,843) (3,280,268) (2,550,421)   (603,141)
                              ------------  -----------  ----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................     (884,234)  (1,004,882)   (226,998)    687,491   3,279,795   1,796,891
                              ============  ===========  ==========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       Fidelity(R) Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------------------
                                                                                    VIP Dynamic Capital
                                  VIP Contrafund(R)          VIP Contrafund(R)         Appreciation
                                     Portfolio --              Portfolio --            Portfolio --
                                    Initial Class             Service Class 2         Service Class 2
                              -------------------------  ------------------------  --------------------
                                      Year ended                Year ended              Year ended
                                     December 31,              December 31,            December 31,
                              -------------------------  ------------------------  --------------------
                                  2007          2006         2007         2006        2007       2006
                              ------------  -----------  -----------  -----------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 12,256,613     (610,166)  10,134,015   (1,039,663)   172,177    (58,992)
   Net realized gain
     (loss) on
     investments.............   30,284,712   35,145,850   13,220,268   16,040,871    253,989    405,741
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (56,168,795) (27,676,825) (41,968,061) (13,621,400)  (446,778)    19,620
   Capital gain
     distributions...........   65,112,802   29,573,212   54,068,285   17,672,286    277,001    132,567
                              ------------  -----------  -----------  -----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   51,485,332   36,432,071   35,454,507   19,052,094    256,389    498,936
                              ------------  -----------  -----------  -----------  ---------  ---------
From capital
  transactions:
   Net premiums..............      341,085      660,596   38,586,769   29,594,092    196,895    894,541
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........   (2,968,976)  (3,954,315)  (1,171,487)    (612,053)   (39,856)        --
     Surrenders..............  (76,152,930) (69,932,464) (24,537,332) (13,462,856)  (765,612)  (266,355)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (347,451)    (409,271)    (506,748)    (381,354)   (11,698)   (11,212)
     Capital
       contribution
       (withdrawal)..........           --           --           --           --         --         --
     Transfers (to) from
       the Guarantee
       Account...............     (480,179)    (726,051)   5,039,272    7,949,528    (92,279)   243,665
     Transfers (to) from
       other subaccounts.....   (9,378,903)   8,501,326   (1,180,773)  (6,389,223)  (233,444)  (177,298)
                              ------------  -----------  -----------  -----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (88,987,354) (65,860,179)  16,229,701   16,698,134   (945,994)   683,341
                              ------------  -----------  -----------  -----------  ---------  ---------
Increase (decrease) in
  net assets.................  (37,502,022) (29,428,108)  51,684,208   35,750,228   (689,605) 1,182,277
Net assets at beginning
  of year....................  365,720,444  395,148,552  222,580,253  186,830,025  4,965,847  3,783,570
                              ------------  -----------  -----------  -----------  ---------  ---------
Net assets at end of
  period..................... $328,218,422  365,720,444  274,264,461  222,580,253  4,276,242  4,965,847
                              ============  ===========  ===========  ===========  =========  =========
Changes in units
  (note 5):
   Units purchased...........    1,768,321    3,506,738    8,056,223    7,647,736     91,231    379,747
   Units redeemed............   (5,073,626)  (5,730,971)  (6,827,809)  (6,545,893)  (149,214)  (333,428)
                              ------------  -----------  -----------  -----------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................   (3,305,305)  (2,224,233)   1,228,414    1,101,843    (57,983)    46,319
                              ============  ===========  ===========  ===========  =========  =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                         Fidelity(R) Variable Insurance Products Fund (continued)
                              -----------------------------------------------------------------------------
                                  VIP Equity-Income          VIP Equity-Income        VIP Growth & Income
                                     Portfolio --              Portfolio --              Portfolio --
                                    Initial Class             Service Class 2            Initial Class
                              -------------------------  ------------------------  ------------------------
                                      Year ended                Year ended                Year ended
                                     December 31,              December 31,              December 31,
                              -------------------------  ------------------------  ------------------------
                                  2007          2006         2007         2006         2007         2006
                              ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  2,318,915   11,231,960    1,230,430    4,064,634    2,158,042     (368,938)
   Net realized gain
     (loss) on
     investments.............   18,068,887   14,063,975    7,736,911    5,237,139    3,547,464    2,361,662
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (38,599,227)  (3,537,103) (23,209,520)    (742,658)     123,427    3,994,212
   Capital gain
     distributions...........   21,346,723   37,279,688   13,390,721   16,693,893      937,721    2,015,877
                              ------------  -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........    3,135,298   59,038,520     (851,458)  25,253,008    6,766,654    8,002,813
                              ------------  -----------  -----------  -----------  -----------  -----------
From capital
  transactions:
   Net premiums..............      597,498      327,117   18,373,427    7,945,377       54,983       58,030
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........   (3,430,899)  (5,108,636)    (842,684)    (914,515)    (514,494)  (1,128,842)
     Surrenders..............  (68,625,037) (63,580,593) (17,047,726) (11,069,030) (14,792,227) (13,209,707)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (299,846)    (328,524)    (298,728)    (266,716)     (87,190)     (97,951)
     Capital
       contribution
       (withdrawal)..........           --           --           --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............     (430,929)      12,109    1,550,915    2,969,816       50,405     (847,427)
     Transfers (to) from
       other subaccounts.....  (11,825,270)   3,068,229    2,175,780    3,129,602   (2,064,693)  (2,690,767)
                              ------------  -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (84,014,483) (65,610,298)   3,910,984    1,794,534  (17,353,216) (17,916,664)
                              ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets.................  (80,879,185)  (6,571,778)   3,059,526   27,047,542  (10,586,562)  (9,913,851)
Net assets at beginning
  of year....................  354,376,902  360,948,680  167,917,219  140,869,677   70,322,522   80,236,373
                              ------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of
  period..................... $273,497,717  354,376,902  170,976,745  167,917,219   59,735,960   70,322,522
                              ============  ===========  ===========  ===========  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........    1,502,128    1,885,012    5,270,101    2,971,139      268,876      522,651
   Units redeemed............   (4,161,635)  (3,438,809)  (4,693,673)  (2,876,727)  (1,381,849)  (1,778,977)
                              ------------  -----------  -----------  -----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................   (2,659,507)  (1,553,797)     576,428       94,412   (1,112,973)  (1,256,326)
                              ============  ===========  ===========  ===========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       Fidelity(R) Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------------------
                                    VIP Growth &             VIP Growth
                                       Income               Opportunities             VIP Growth
                                    Portfolio --            Portfolio --             Portfolio --
                                  Service Class 2           Initial Class            Initial Class
                              -----------------------  ----------------------  ------------------------
                                     Year ended              Year ended               Year ended
                                    December 31,            December 31,             December 31,
                              -----------------------  ----------------------  ------------------------
                                  2007        2006        2007        2006         2007         2006
                              -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   857,191    (277,638)   (302,631)   (149,837)    (706,306)  (1,662,549)
   Net realized gain
     (loss) on
     investments.............   1,773,109   1,064,502   1,392,403     282,662    6,811,401     (387,510)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      62,175   1,816,077   2,889,257     529,851   28,498,992   10,817,982
   Capital gain
     distributions...........     440,583     840,342          --          --           --           --
                              -----------  ----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   3,133,058   3,443,283   3,979,029     662,676   34,604,087    8,767,923
                              -----------  ----------  ----------  ----------  -----------  -----------
From capital
  transactions:
   Net premiums..............   2,831,797   1,653,020      24,226      23,641      247,881      292,492
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (471,958)   (226,374)   (172,229)   (350,037)  (1,434,591)  (1,964,721)
     Surrenders..............  (4,675,705) (3,065,058) (3,662,371) (4,350,238) (30,411,937) (29,177,439)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (66,363)    (67,504)    (25,989)    (28,358)    (158,243)    (188,976)
     Capital
       contribution
       (withdrawal)..........          --          --          --          --           --           --
     Transfers (to) from
       the Guarantee
       Account...............     277,598     133,144     (68,446)    (74,939)    (530,280)    (541,248)
     Transfers (to) from
       other subaccounts.....  (1,785,650) (1,286,696)    (94,165) (1,821,362)  (5,138,372)  (9,571,006)
                              -----------  ----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (3,890,281) (2,859,468) (3,998,974) (6,601,293) (37,425,542) (41,150,898)
                              -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets.................    (757,223)    583,815     (19,945) (5,938,617)  (2,821,455) (32,382,975)
Net assets at beginning
  of year....................  33,024,861  32,441,046  20,639,707  26,578,324  155,241,996  187,624,971
                              -----------  ----------  ----------  ----------  -----------  -----------
Net assets at end of
  period..................... $32,267,638  33,024,861  20,619,762  20,639,707  152,420,541  155,241,996
                              ===========  ==========  ==========  ==========  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........     439,403     386,043     318,477     346,015      765,512      479,201
   Units redeemed............    (782,594)   (683,543)   (664,812)   (999,777)  (2,261,466)  (2,300,275)
                              -----------  ----------  ----------  ----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................    (343,191)   (297,500)   (346,335)   (653,762)  (1,495,954)  (1,821,074)
                              ===========  ==========  ==========  ==========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           Fidelity(R) Variable Insurance Products Fund (continued)
                              ----------------------------------------------------------------------------------
                                                       VIP Investment
                                     VIP Growth          Grade Bond      VIP Mid Cap           VIP Mid Cap
                                    Portfolio --        Portfolio --     Portfolio --         Portfolio --
                                  Service Class 2      Service Class 2  Initial Class        Service Class 2
                              -----------------------  --------------- ---------------  ------------------------
                                                         Period from
                                     Year ended           May 1 to        Year ended           Year ended
                                    December 31,        December 31,     December 31,         December 31,
                              -----------------------  --------------- ---------------  ------------------------
                                  2007        2006          2007         2007    2006       2007         2006
                              -----------  ----------  --------------- -------  ------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (593,092)   (726,863)     (175,336)       445     243   (2,361,520)    (723,824)
   Net realized gain
     (loss) on
     investments.............   5,126,325   1,710,965       102,805      4,996   1,129   14,488,476   21,105,444
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   6,427,308   1,395,056       599,163     (3,719) (1,142)  (3,132,195) (21,981,672)
   Capital gain
     distributions...........          --          --            --      3,121   4,226   23,107,638   27,625,293
                              -----------  ----------    ----------    -------  ------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........  10,960,541   2,379,158       526,632      4,843   4,456   32,102,399   26,025,241
                              -----------  ----------    ----------    -------  ------  -----------  -----------
From capital
  transactions:
   Net premiums..............   1,230,981   2,876,857    12,864,777        240   3,320   14,242,682   15,029,333
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (650,940)   (369,995)       (1,716)        --      --   (1,325,930)  (1,583,184)
     Surrenders..............  (7,467,551) (3,859,336)     (395,286)    (1,614)     --  (36,756,224) (24,291,983)
     Cost of insurance
       and
       administrative
       expense (note 4a).....    (105,867)    (95,040)       (3,334)        --      --     (451,347)    (442,443)
     Capital
       contribution
       (withdrawal)..........          --          --            --         --      --           --           --
     Transfers (to) from
       the Guarantee
       Account...............     280,055     265,321       871,677         94      16    1,043,950    4,176,147
     Transfers (to) from
       other subaccounts.....   6,461,102  (3,943,137)   14,484,900    (12,746)    450  (12,112,717) (23,572,382)
                              -----------  ----------    ----------    -------  ------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    (252,220) (5,125,330)   27,821,018    (14,026)  3,786  (35,359,586) (30,684,512)
                              -----------  ----------    ----------    -------  ------  -----------  -----------
Increase (decrease) in
  net assets.................  10,708,321  (2,746,172)   28,347,650     (9,183)  8,242   (3,257,187)  (4,659,271)
Net assets at beginning
  of year....................  49,668,538  52,414,710            --     46,006  37,764  248,786,065  253,445,336
                              -----------  ----------    ----------    -------  ------  -----------  -----------
Net assets at end of
  period..................... $60,376,859  49,668,538    28,347,650     36,823  46,006  245,528,878  248,786,065
                              ===========  ==========    ==========    =======  ======  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........   2,716,140   1,073,972     3,945,144        180     319    3,474,401    4,627,939
   Units redeemed............  (2,879,562) (1,844,630)   (1,130,931)      (835)   (141)  (4,724,319)  (6,180,172)
                              -----------  ----------    ----------    -------  ------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................    (163,422)   (770,658)    2,814,213       (655)    178   (1,249,918)  (1,552,233)
                              ===========  ==========    ==========    =======  ======  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                    Fidelity(R) Variable Insurance Products Fund (continued)
                                    -------------------------------------------------------
                                           VIP Overseas            VIP Value Strategies
                                           Portfolio --                Portfolio --
                                          Initial Class               Service Class 2
                                    -----------------------------  ------------------------
                                            Year ended                  Year ended
                                           December 31,                December 31,
                                    -----------------------------  ------------------------
                                        2007            2006          2007         2006
                                     ------------    -----------    ---------    ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)..................... $  1,642,692        106,607      421,416       18,955
   Net realized gain
     (loss) on
     investments...................    9,502,617      9,203,685     (188,035)     (48,196)
   Change in unrealized
     appreciation
     (depreciation) on
     investments...................   (4,382,396)     3,807,678     (605,563)      53,785
   Capital gain
     distributions.................    6,075,122             --      216,742      460,680
                                     ------------    -----------    ---------    ---------
       Increase
         (decrease) in
         net assets from
         operations................   12,838,035     13,117,970     (155,440)     485,224
                                     ------------    -----------    ---------    ---------
From capital
  transactions:
   Net premiums....................       87,049        121,391    1,478,200    1,218,731
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits................     (361,436)      (914,515)      (6,554)      (3,666)
     Surrenders....................  (18,166,297)   (12,989,293)    (416,909)    (102,468)
     Cost of insurance
       and
       administrative
       expense (note 4a)...........      (80,945)       (83,104)     (17,003)      (8,169)
     Capital
       contribution
       (withdrawal)................           --             --           --           --
     Transfers (to) from
       the Guarantee
       Account.....................      169,995        (36,414)     480,582      157,656
     Transfers (to) from
       other subaccounts...........     (579,729)     5,039,668    1,375,066     (371,507)
                                     ------------    -----------    ---------    ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note 5).....  (18,931,363)    (8,862,267)   2,893,382      890,577
                                     ------------    -----------    ---------    ---------
Increase (decrease) in
  net assets.......................   (6,093,328)     4,255,703    2,737,942    1,375,801
Net assets at beginning
  of year..........................   89,338,162     85,082,459    4,261,631    2,885,830
                                     ------------    -----------    ---------    ---------
Net assets at end of
  period........................... $ 83,244,834     89,338,162    6,999,573    4,261,631
                                     ============    ===========    =========    =========
Changes in units
  (note 5):
   Units purchased.................      647,282      1,215,262      977,299      252,046
   Units redeemed..................   (1,345,058)    (1,509,733)    (785,973)    (177,591)
                                     ------------    -----------    ---------    ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006......................     (697,776)      (294,471)     191,326       74,455
                                     ============    ===========    =========    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                Franklin Templeton Variable Insurance Products Trust
                            --------------------------------------------------------------------------------------------
                                                                              Franklin Templeton
                                                           Franklin Large        VIP Founding
                                 Franklin Income       Cap Growth Securities   Funds Allocation       Mutual Shares
                               Securities Fund  --            Fund --              Fund --          Securities Fund --
                                  Class 2 Shares           Class 2 Shares       Class 2 Shares        Class 2 Shares
                            -------------------------  ---------------------  ------------------ -----------------------
                                                                                 Period from
                                    Year ended               Year ended          August 27 to           Year ended
                                   December 31,             December 31,         December 31,          December 31,
                            -------------------------  ---------------------  ------------------ -----------------------
                                2007          2006        2007        2006           2007            2007        2006
                            ------------  -----------  ----------  ---------  ------------------ -----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $  9,395,337    3,698,906     (10,775)    (5,388)       (280,205)        354,942     (98,715)
 Net realized gain
   (loss) on investments...    6,541,715    4,167,799      97,318     11,190         (55,142)        181,636     226,739
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............  (16,799,363)  25,599,850     (36,156)    51,745        (794,167)     (2,188,005)  1,578,879
 Capital gain
   distributions...........    2,600,266      610,960      12,862         --              --       1,397,196      36,634
                            ------------  -----------  ----------  ---------      ----------     -----------  ----------
    Increase (decrease)
     in net assets from
     operations............    1,737,955   34,077,515      63,249     57,547      (1,129,514)       (254,231)  1,743,537
                            ------------  -----------  ----------  ---------      ----------     -----------  ----------
From capital
 transactions:
 Net premiums..............  386,187,079  284,437,969     419,800    955,032      66,725,159      18,370,401  13,129,042
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity:
   Death benefits..........      (93,279)    (456,987)         --         --              --         (29,404)    (86,409)
   Surrenders..............  (30,945,228) (14,327,216)    (39,887)   (51,947)       (270,770)     (2,517,388)   (681,606)
   Cost of insurance and
    administrative
    expense (note 4a)......     (409,971)    (139,566)       (918)      (217)         (1,074)        (58,693)    (10,450)
   Capital contribution
    (withdrawal)...........           --           --          --         --              --              --          --
   Transfers (to) from
    the Guarantee Account..    9,943,357   12,484,929     358,974    150,668        (240,353)      3,338,790   1,576,374
   Transfers (to) from
    other subaccounts......   (4,958,977)  32,280,515  (1,167,596)   (16,693)      8,151,810     (14,116,297) 12,259,378
                            ------------  -----------  ----------  ---------      ----------     -----------  ----------
    Increase (decrease)
     in net assets from
     capital
     transactions
     (note 5)..............  359,722,981  314,279,644    (429,627) 1,036,843      74,364,772       4,987,409  26,186,329
                            ------------  -----------  ----------  ---------      ----------     -----------  ----------
Increase (decrease) in
 net assets................  361,460,936  348,357,159    (366,378) 1,094,390      73,235,258       4,733,178  27,929,866
Net assets at beginning
 of year...................  408,565,075   60,207,916   1,139,043     44,653              --      27,995,134      65,268
                            ------------  -----------  ----------  ---------      ----------     -----------  ----------
Net assets at end of
 period.................... $770,026,011  408,565,075     772,665  1,139,043      73,235,258      32,728,312  27,995,134
                            ============  ===========  ==========  =========      ==========     ===========  ==========
Changes in units
 (note 5):
 Units purchased...........   63,780,109   46,393,122     170,167    126,764       8,611,695       3,699,479   2,608,960
 Units redeemed............  (32,763,189) (17,190,202)   (210,239)   (34,625)     (1,202,650)     (3,523,720)   (633,720)
                            ------------  -----------  ----------  ---------      ----------     -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the years or
   lesser period ended
   December 31, 2007 and
   2006....................   31,016,920   29,202,920     (40,072)    92,139       7,409,045         175,759   1,975,240
                            ============  ===========  ==========  =========      ==========     ===========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              Franklin Templeton Variable Insurance Products Trust (continued)
                              ---------------------------------------------------------------
                                                                             Templeton Global
                                 Templeton Foreign       Templeton Foreign   Asset Allocation
                                 Securities Fund --     Securities Fund --        Fund --
                                   Class 1 Shares         Class 2 Shares      Class 2 Shares
                              -----------------------  --------------------  ----------------
                                     Year ended             Year ended          Year ended
                                    December 31,           December 31,        December 31,
                              -----------------------  --------------------  ----------------
                                  2007        2006        2007       2006      2007     2006
                              -----------  ----------  ---------  ---------  -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   204,954     (23,656)     7,390     (7,293)  33,234    1,161
   Net realized gain
     (loss) on
     investments.............   1,515,892     844,285     77,138     37,548     (612)      61
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     160,873   2,421,294    178,169    116,370  (60,261)  11,585
   Capital gain
     distributions...........     950,686          --    123,623         --   43,487    1,838
                              -----------  ----------  ---------  ---------  -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........   2,832,405   3,241,923    386,320    146,625   15,848   14,645
                              -----------  ----------  ---------  ---------  -------  -------
From capital
  transactions:
   Net premiums..............      16,955      54,746  1,379,440  1,599,864       --   41,452
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........       8,379    (127,677)        --         --       --       --
     Surrenders..............  (4,665,025) (2,812,396)  (106,714)   (79,348)  (3,814)  (1,428)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (25,382)    (18,531)    (2,495)      (191)    (557)      (6)
     Capital
       contribution
       (withdrawal)..........          --          --         --         --       --       --
     Transfers (to) from
       the Guarantee
       Account...............     188,776     483,024    542,320    220,831    4,877  123,984
     Transfers (to) from
       other subaccounts.....   2,615,300   5,081,081   (165,263)   (44,211)       9    4,859
                              -----------  ----------  ---------  ---------  -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (1,860,997)  2,660,247  1,647,288  1,696,945      515  168,861
                              -----------  ----------  ---------  ---------  -------  -------
Increase (decrease) in
  net assets.................     971,408   5,902,170  2,033,608  1,843,570   16,363  183,506
Net assets at beginning
  of year....................  20,909,798  15,007,628  1,885,394     41,824  185,236    1,730
                              -----------  ----------  ---------  ---------  -------  -------
Net assets at end of
  period..................... $21,881,206  20,909,798  3,919,002  1,885,394  201,599  185,236
                              ===========  ==========  =========  =========  =======  =======
Changes in units
  (note 5):
   Units purchased...........     542,177     827,621    409,352    239,459      352   11,318
   Units redeemed............    (672,039)   (609,131)  (294,458)  (107,904)    (311)    (873)
                              -----------  ----------  ---------  ---------  -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................    (129,862)    218,490    114,894    131,555       41   10,445
                              ===========  ==========  =========  =========  =======  =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 Franklin Templeton Variable Insurance
                                      Products Trust (continued)                       GE Investments Funds, Inc.
                            ----------------------------------------------  ------------------------------------------------
                                Templeton Global        Templeton Growth
                               Income Securities           Securities
                                    Fund --                 Fund --                                        International
                                 Class 1 Shares          Class 2 Shares            Income Fund              Equity Fund
                            -----------------------  ---------------------  ------------------------  ----------------------
                                   Year ended              Year ended              Year ended               Year ended
                                  December 31,            December 31,            December 31,             December 31,
                            -----------------------  ---------------------  ------------------------  ----------------------
                                2007        2006        2007        2006        2007         2006        2007        2006
                            -----------  ----------  ----------  ---------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $   113,627     140,079      15,951    (25,315)   4,183,564    3,582,145     592,582     173,181
 Net realized gain
   (loss) on investments...     334,834     133,413      44,828     48,012   (1,652,090)  (2,370,733)  8,055,748  14,737,971
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............     270,622     627,401    (910,383)   480,334      378,705    1,756,760  (3,735,941) (2,419,324)
 Capital gain
   distributions...........          --          --     603,997      5,001           --           --   9,229,383          --
                            -----------  ----------  ----------  ---------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations............     719,083     900,893    (245,607)   508,032    2,910,179    2,968,172  14,141,772  12,491,828
                            -----------  ----------  ----------  ---------  -----------  -----------  ----------  ----------
From capital
 transactions:
 Net premiums..............      35,350      46,285   9,836,358  2,622,926   16,133,992   23,530,627     170,147     107,587
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity:
   Death benefits..........     (50,969)   (256,742)    (47,124)        --     (572,933)  (1,576,977)    (76,643)   (250,232)
   Surrenders..............  (2,396,480) (1,874,342) (1,633,335)  (138,558) (16,415,648) (17,742,019) (8,948,848) (7,083,451)
   Cost of insurance and
    administrative
    expense (note 4a)......      (8,841)     (8,766)    (25,684)    (2,583)    (147,119)    (155,231)    (46,073)    (39,985)
   Capital contribution
    (withdrawal)...........          --          --          --         --           --           --  (6,700,000)         --
   Transfers (to) from
    the Guarantee Account..      61,296     153,731   3,769,125    678,993      132,048    1,573,685    (105,869)    558,620
   Transfers (to) from
    other subaccounts......     993,432     804,935     961,199  4,351,163  (31,783,617)  (1,214,675)  5,746,805   5,959,809
                            -----------  ----------  ----------  ---------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital
     transactions
     (note 5)..............  (1,366,212) (1,134,899) 12,860,539  7,511,941  (32,653,277)   4,415,410  (9,960,481)   (747,652)
                            -----------  ----------  ----------  ---------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets................    (647,129)   (234,006) 12,614,932  8,019,973  (29,743,098)   7,383,582   4,181,291  11,744,176
Net assets at beginning
 of year...................   8,152,737   8,386,743   8,019,973         --  115,519,266  108,135,684  64,895,359  53,151,183
                            -----------  ----------  ----------  ---------  -----------  -----------  ----------  ----------
Net assets at end of
 period.................... $ 7,505,608   8,152,737  20,634,905  8,019,973   85,776,168  115,519,266  69,076,650  64,895,359
                            ===========  ==========  ==========  =========  ===========  ===========  ==========  ==========
Changes in units
 (note 5):
 Units purchased...........     180,936     259,472   1,831,302    844,650    4,868,622    4,721,396   1,892,892   2,529,905
 Units redeemed............    (302,355)   (371,035)   (703,573)  (118,777)  (7,732,344)  (3,882,953) (2,064,232) (2,529,060)
                            -----------  ----------  ----------  ---------  -----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the years or
   lesser period ended
   December 31, 2007 and
   2006....................    (121,419)   (111,563)  1,127,729    725,873   (2,863,722)     838,443    (171,340)        845
                            ===========  ==========  ==========  =========  ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         GE Investments Funds, Inc. (continued)
                                    -------------------------------------------------------------------------------
                                             Mid-Cap                  Money Market              Premier Growth
                                           Equity Fund                    Fund                    Equity Fund
                                    -------------------------  --------------------------  ------------------------
                                            Year ended                 Year ended                 Year ended
                                           December 31,               December 31,               December 31,
                                    -------------------------  --------------------------  ------------------------
                                        2007          2006         2007          2006          2007         2006
                                    ------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)..................... $    807,768     (194,161)    9,255,619     7,702,531     (928,237)  (1,110,811)
   Net realized gain
     (loss) on
     investments...................    7,529,294   10,314,190            --            --    5,080,237    5,071,619
   Change in unrealized
     appreciation
     (depreciation) on
     investments...................  (12,841,302) (17,746,157)            2            --   (7,221,200)   2,721,615
   Capital gain
     distributions.................   23,747,556   20,696,579            --            --    6,443,680           --
                                    ------------  -----------  ------------  ------------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations................   19,243,316   13,070,451     9,255,621     7,702,531    3,374,480    6,682,423
                                    ------------  -----------  ------------  ------------  -----------  -----------
From capital
  transactions:
   Net premiums....................    8,317,847    3,763,825    34,575,560    30,807,603    1,107,087    1,653,447
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits................   (1,094,952)  (1,361,237)  (63,344,466)  (41,646,332)    (481,990)    (417,322)
     Surrenders....................  (32,534,190) (28,761,381) (168,588,723) (106,793,426) (12,373,671) (13,407,454)
     Cost of insurance
       and
       administrative
       expense (note 4a)...........     (286,273)    (306,029)     (392,280)     (328,321)    (163,537)    (180,693)
     Capital
       contribution
       (withdrawal)................           --           --            --            --           --           --
     Transfers (to) from
       the Guarantee
       Account.....................      581,769      238,618     1,624,817     8,833,340      318,535      351,101
     Transfers (to) from
       other subaccounts...........   (4,128,731) (15,907,831)  242,834,323   127,620,075   (6,609,184) (10,503,616)
                                    ------------  -----------  ------------  ------------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note 5).....  (29,144,530) (42,334,035)   46,709,231    18,492,939  (18,202,760) (22,504,537)
                                    ------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in
  net assets.......................   (9,901,214) (29,263,584)   55,964,852    26,195,470  (14,828,280) (15,822,114)
Net assets at beginning
  of year..........................  184,210,440  213,474,024   250,972,284   224,776,814   92,188,695  108,010,809
                                    ------------  -----------  ------------  ------------  -----------  -----------
Net assets at end of
  period........................... $174,309,226  184,210,440   306,937,136   250,972,284   77,360,415   92,188,695
                                    ============  ===========  ============  ============  ===========  ===========
Changes in units
  (note 5):
   Units purchased.................    2,461,860    1,410,400    68,263,263    52,344,093      611,274    1,485,422
   Units redeemed..................   (3,423,343)  (3,583,579)  (63,859,657)  (50,374,299)  (2,265,193)  (3,717,315)
                                    ------------  -----------  ------------  ------------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006......................     (961,483)  (2,173,179)    4,403,606     1,969,794   (1,653,919)  (2,231,893)
                                    ============  ===========  ============  ============  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  GE Investments Funds, Inc. (continued)
                              -----------------------------------------------------------------------------
                              Real Estate Securities Fund   S&P 500(R) Index Fund     Small-Cap Equity Fund
                              -------------------------   ------------------------  ------------------------
                                      Year ended                 Year ended                Year ended
                                     December 31,               December 31,              December 31,
                              -------------------------   ------------------------  ------------------------
                                  2007           2006         2007         2006         2007         2006
                              ------------   -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  4,748,501     2,123,703      382,294      246,742    1,345,996     (999,811)
   Net realized gain
     (loss) on
     investments.............    3,154,421     9,668,931   27,804,842   17,448,380    4,020,924    6,594,370
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (55,671,574)    5,158,152  (18,376,150)  38,335,350  (17,123,387)  (6,045,745)
   Capital gain
     distributions...........   29,045,340    21,942,706    5,510,189           --   13,542,253   13,293,810
                              ------------   -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........  (18,723,312)   38,893,492   15,321,175   56,030,472    1,785,786   12,842,624
                              ------------   -----------  -----------  -----------  -----------  -----------
From capital
  transactions:
   Net premiums..............    3,252,600     4,939,231   16,280,992    9,011,589    1,763,313    5,929,718
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (849,073)   (1,005,966)  (3,401,308)  (4,557,487)    (744,420)    (916,368)
     Surrenders..............  (25,913,352)  (23,233,129) (72,270,014) (67,651,567) (13,588,143) (11,471,535)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (196,748)     (199,641)    (622,189)    (670,057)    (229,683)    (235,310)
     Capital
       contribution
       (withdrawal)..........           --            --           --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............    1,424,069     1,216,145    1,454,026    1,259,270    1,022,152    1,644,102
     Transfers (to) from
       other subaccounts.....  (37,901,180)   11,040,001   (8,496,199) (31,841,370) (12,842,079)  (9,540,067)
                              ------------   -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (60,183,684)   (7,243,359) (67,054,692) (94,449,622) (24,618,860) (14,589,460)
                              ------------   -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets.................  (78,906,996)   31,650,133  (51,733,517) (38,419,150) (22,833,074)  (1,746,836)
Net assets at beginning
  of year....................  165,844,386   134,194,253  428,832,623  467,251,773  117,115,751  118,862,587
                              ------------   -----------  -----------  -----------  -----------  -----------
Net assets at end of
  period..................... $ 86,937,390   165,844,386  377,099,106  428,832,623   94,282,677  117,115,751
                              ============   ===========  ===========  ===========  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........      998,653     2,094,685    5,323,237    3,396,724    1,319,050    2,235,076
   Units redeemed............   (2,783,041)   (2,146,932)  (8,483,100)  (8,456,017)  (2,682,882)  (3,116,774)
                              ------------   -----------  -----------  -----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................   (1,784,388)      (52,247)  (3,159,863)  (5,059,293)  (1,363,832)    (881,698)
                              ============   ===========  ===========  ===========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                               GE Investments Funds, Inc. (continued)
                            ------------------------------------------------------------------------------------
                                     Total Return                 Total Return
                                       Fund --                       Fund --
                                    Class 1 Shares               Class 3 Shares            U.S. Equity Fund
                            -----------------------------  --------------------------  ------------------------
                                      Year ended                   Year ended                 Year ended
                                     December 31,                 December 31,               December 31,
                            -----------------------------  --------------------------  ------------------------
                                 2007            2006           2007          2006         2007         2006
                            --------------  -------------  -------------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $    9,905,397      2,997,637      9,191,400    4,153,625     (476,825)     (94,136)
 Net realized gain
   (loss) on investments...     37,338,416     19,746,652     12,551,428    2,254,733    7,156,393    4,142,982
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............     33,476,413     91,289,040     (1,700,943)   9,269,391  (10,430,727)   7,728,301
 Capital gain
   distributions...........     50,848,201     17,259,181     34,979,595    4,602,348    8,888,196           --
                            --------------  -------------  -------------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations............    131,568,427    131,292,510     55,021,480   20,280,097    5,137,037   11,777,147
                            --------------  -------------  -------------  -----------  -----------  -----------
From capital
 transactions:
 Net premiums..............     60,339,529    279,418,766    644,772,588  345,724,066    1,131,579    1,744,162
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity:
   Death benefits..........     (1,636,461)    (1,812,516)      (338,076)          --     (523,930)  (1,289,927)
   Surrenders..............    (95,880,549)   (64,796,019)   (23,787,100) (10,264,200) (12,593,163) (12,143,311)
   Cost of insurance and
    administrative
    expense (note 4a)......     (1,341,989)    (1,105,858)      (152,823)          --     (147,524)    (156,770)
   Capital contribution
    (withdrawal)...........             --             --             --           --           --           --
   Transfers (to) from
    the Guarantee Account..     68,703,134     80,596,354      6,907,359    9,387,416     (739,729)    (120,821)
   Transfers (to) from
    other subaccounts......    (24,339,527)    (7,621,315)   (25,071,906)     785,673  (14,511,101)   3,052,303
                            --------------  -------------  -------------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital
     transactions
     (note 5)..............      5,844,137    284,679,412    602,330,042  345,632,955  (27,383,868)  (8,914,364)
                            --------------  -------------  -------------  -----------  -----------  -----------
Increase (decrease) in
 net assets................    137,412,564    415,971,922    657,351,522  365,913,052  (22,246,831)   2,862,783
Net assets at beginning
 of year...................  1,342,576,450    926,604,528    365,913,052           --   92,348,955   89,486,172
                            --------------  -------------  -------------  -----------  -----------  -----------
Net assets at end of
 period.................... $1,479,989,014  1,342,576,450  1,023,264,574  365,913,052   70,102,124   92,348,955
                            ==============  =============  =============  ===========  ===========  ===========
Changes in units
 (note 5):
 Units purchased...........     22,723,871     54,663,813     95,422,593   46,672,813      618,073    1,979,639
 Units redeemed............    (21,710,027)   (28,622,542)   (40,850,649) (12,071,808)  (2,896,610)  (2,726,914)
                            --------------  -------------  -------------  -----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the years or
   lesser period ended
   December 31, 2007 and
   2006....................      1,013,844     26,041,271     54,571,944   34,601,005   (2,278,537)    (747,275)
                            ==============  =============  =============  ===========  ===========  ===========

                            -----------------------


                               Value Equity Fund
                            ----------------------
                                  Year ended
                                 December 31,
                            ----------------------
                               2007        2006
                            ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............    110,060      75,131
 Net realized gain
   (loss) on investments...  1,824,672   1,344,722
 Change in unrealized
   appreciation
   (depreciation) on
   investments............. (3,101,750)    965,199
 Capital gain
   distributions...........  4,110,527   2,784,164
                            ----------  ----------
    Increase (decrease)
     in net assets from
     operations............  2,943,509   5,169,216
                            ----------  ----------
From capital
 transactions:
 Net premiums..............    660,521     985,571
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity:
   Death benefits..........   (171,932)   (280,031)
   Surrenders.............. (4,043,848) (2,786,769)
   Cost of insurance and
    administrative
    expense (note 4a)......    (82,377)    (76,387)
   Capital contribution
    (withdrawal)...........         --          --
   Transfers (to) from
    the Guarantee Account..    394,999     226,566
   Transfers (to) from
    other subaccounts...... (1,520,308) (1,169,838)
                            ----------  ----------
    Increase (decrease)
     in net assets from
     capital
     transactions
     (note 5).............. (4,762,945) (3,100,888)
                            ----------  ----------
Increase (decrease) in
 net assets................ (1,819,436)  2,068,328
Net assets at beginning
 of year................... 36,298,769  34,230,441
                            ----------  ----------
Net assets at end of
 period.................... 34,479,333  36,298,769
                            ==========  ==========
Changes in units
 (note 5):
 Units purchased...........    337,104     341,988
 Units redeemed............   (723,762)   (634,410)
                            ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the years or
   lesser period ended
   December 31, 2007 and
   2006....................   (386,658)   (292,422)
                            ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                    Goldman Sachs Variable Insurance Trust
                              -------------------------------------------------
                              Goldman Sachs Growth and   Goldman Sachs Mid Cap
                                    Income Fund               Value Fund
                              -----------------------  ------------------------
                                     Year ended               Year ended
                                    December 31,             December 31,
                              -----------------------  ------------------------
                                  2007        2006         2007         2006
                              -----------  ----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   737,019     128,591    2,939,905    2,382,884
   Net realized gain
     (loss) on
     investments.............   3,147,694   2,728,916   10,418,150   11,451,890
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (6,153,635)  2,238,331  (26,318,055)  (2,950,257)
   Capital gain
     distributions...........   2,506,045   1,541,929   17,602,166   15,564,643
                              -----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........     237,123   6,637,767    4,642,166   26,449,160
                              -----------  ----------  -----------  -----------
From capital
  transactions:
   Net premiums..............      54,314      29,440      700,065    4,200,281
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (335,365)   (195,383)    (966,022)  (1,269,927)
     Surrenders..............  (8,522,545) (7,214,975) (36,312,650) (31,658,795)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (41,967)    (37,842)    (196,346)    (210,018)
     Capital
       contribution
       (withdrawal)..........          --          --           --           --
     Transfers (to) from
       the Guarantee
       Account...............     228,432      58,621        6,904      480,025
     Transfers (to) from
       other subaccounts.....     474,123   8,072,404  (11,052,861) (13,995,958)
                              -----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (8,143,008)    712,265  (47,820,910) (42,454,392)
                              -----------  ----------  -----------  -----------
Increase (decrease) in
  net assets.................  (7,905,885)  7,350,032  (43,178,744) (16,005,232)
Net assets at beginning
  of year....................  41,477,078  34,127,046  190,448,295  206,453,527
                              -----------  ----------  -----------  -----------
Net assets at end of
  period..................... $33,571,193  41,477,078  147,269,551  190,448,295
                              ===========  ==========  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........     966,507   1,418,684    1,305,740    2,337,399
   Units redeemed............  (1,599,386) (1,418,968)  (3,217,511)  (3,988,703)
                              -----------  ----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................    (632,879)       (284)  (1,911,771)  (1,651,304)
                              ===========  ==========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                          J.P. Morgan Series Trust II
                            ---------------------------------------------------------------------------------------
                                                                                        Small        U.S. Large Cap
                                                 International     Mid Cap Value       Company        Core Equity
                              Bond Portfolio   Equity Portfolio      Portfolio        Portfolio        Portfolio
                            -----------------  ----------------  ----------------  ---------------  ---------------
                                Year ended        Year ended        Year ended        Year ended       Year ended
                               December 31,      December 31,      December 31,      December 31,     December 31,
                            -----------------  ----------------  ----------------  ---------------  ---------------
                              2007      2006     2007     2006     2007     2006    2007     2006    2007     2006
                            --------  -------  -------  -------  -------  -------  ------  -------  ------  -------
Increase (decrease) in
 net assets
From operations:
   Net investment income
    (expense).............. $ 18,804    7,125   (1,133)    (975)   1,391     (203)   (289)    (264)    (47)    (116)
   Net realized gain
    (loss) on investments..   (1,204)  (1,130)   4,543    2,358    1,623    9,338     228    4,489     243    1,400
   Change in unrealized
    appreciation
    (depreciation) on
    investments............  (18,712)   2,722    6,012   14,336   (7,377)  11,040  (3,089)      54    (137)     457
   Capital gain
    distributions..........       --       --       --       --    6,222    1,714   1,308      687      --       --
                            --------  -------  -------  -------  -------  -------  ------  -------  ------  -------
     Increase (decrease)
       in net assets
       from operations.....   (1,112)   8,717    9,422   15,719    1,859   21,889  (1,842)   4,966      59    1,741
                            --------  -------  -------  -------  -------  -------  ------  -------  ------  -------
From capital
 transactions:
   Net premiums............   11,000  102,347       --   53,886    7,392   76,756      --    5,591      --   11,089
   Transfers (to) from
    the general account
    of Genworth Life &
    Annuity:
    Death benefits.........       --       --       --       --       --       --      --       --      --       --
    Surrenders.............   (7,755)  (7,292)  (2,810)  (1,330)  (8,322)  (9,578) (3,779)  (2,088) (5,225)  (1,813)
    Cost of insurance
     and administrative
     expense (note 4a).....   (1,039)    (869)    (538)    (416)    (758)    (547)    (57)     (70)    (11)      --
    Capital contribution
     (withdrawal)..........       --       --       --       --       --       --      --       --      --       --
    Transfers (to) from
     the Guarantee
     Account...............    1,918   46,917      613    5,602      870   52,396     191    6,321      66    2,896
    Transfers (to) from
     other subaccounts.....   (1,468)  20,777   (2,256)  (7,703)   2,768  (22,099) (1,897)     279      --   (1,273)
                            --------  -------  -------  -------  -------  -------  ------  -------  ------  -------
     Increase (decrease)
       in net assets
       from capital
       transactions
       (note 5)............    2,656  161,880   (4,991)  50,039    1,950   96,928  (5,542)  10,033  (5,170)  10,899
                            --------  -------  -------  -------  -------  -------  ------  -------  ------  -------
Increase (decrease) in
 net assets................    1,544  170,597    4,431   65,758    3,809  118,817  (7,384)  14,999  (5,111)  12,640
Net assets at beginning
 of year...................  325,325  154,728  121,088   55,330  203,696   84,879  34,309   19,310  15,363    2,723
                            --------  -------  -------  -------  -------  -------  ------  -------  ------  -------
Net assets at end of
 period.................... $326,869  325,325  125,519  121,088  207,505  203,696  26,925   34,309  10,252   15,363
                            ========  =======  =======  =======  =======  =======  ======  =======  ======  =======
Changes in units
 (note 5):
   Units purchased.........    3,863   21,548    1,562    5,904    1,164   74,847      10   60,911       9   76,064
   Units redeemed..........   (3,671)  (5,779)  (1,877)  (1,766)  (1,046) (67,418)   (290) (60,260)   (352) (75,247)
                            --------  -------  -------  -------  -------  -------  ------  -------  ------  -------
   Net increase
    (decrease) in units
    from capital
    transactions with
    contract
    owners during the
    years or lesser
    period ended
    December 31, 2007
    and 2006...............      192   15,769     (315)   4,138      118    7,429    (280)     651    (343)     817
                            ========  =======  =======  =======  =======  =======  ======  =======  ======  =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                       Janus Aspen Series
                              -------------------------------------------------------------------
                                                                                     Fundamental
                                       Balanced                  Balanced              Equity
                                     Portfolio --              Portfolio --         Portfolio --
                                    Institutional                 Service           Institutional
                                        Shares                    Shares               Shares
                              -------------------------  ------------------------  --------------
                                      Year ended                Year ended           Year ended
                                     December 31,              December 31,         December 31,
                              -------------------------  ------------------------  --------------
                                  2007          2006         2007         2006      2007    2006
                              ------------  -----------  -----------  -----------  ------  ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  2,115,224    1,556,942      941,550      467,711     (75)    (66)
   Net realized gain
     (loss) on
     investments.............   14,734,241   10,035,929    7,665,302    5,155,265     740     319
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    2,446,554   10,582,280    3,881,992    5,990,279     535     703
   Capital gain
     distributions...........           --           --           --           --      86      --
                              ------------  -----------  -----------  -----------  ------  ------
       Increase
         (decrease) in
         net assets from
         operations..........   19,296,019   22,175,151   12,488,844   11,613,255   1,286     956
                              ------------  -----------  -----------  -----------  ------  ------
From capital
  transactions:
   Net premiums..............      502,252      422,656   18,128,691   21,577,655      --   1,958
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........   (2,552,099)  (3,397,239)  (1,115,896)    (917,231)     --      --
     Surrenders..............  (54,164,075) (53,358,053) (18,120,116) (12,127,962)     --      --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (248,611)    (297,032)    (260,547)    (232,626)     --      --
     Capital
       contribution
       (withdrawal)..........           --           --           --           --      --      --
     Transfers (to) from
       the Guarantee
       Account...............      (31,767)    (833,344)   3,224,499    1,486,183      (2)    (11)
     Transfers (to) from
       other subaccounts.....   (6,908,305)  (6,607,685)  (2,313,637)  (4,396,989)  3,335     976
                              ------------  -----------  -----------  -----------  ------  ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (63,402,605) (64,070,697)    (457,006)   5,389,030   3,333   2,923
                              ------------  -----------  -----------  -----------  ------  ------
Increase (decrease) in
  net assets.................  (44,106,586) (41,895,546)  12,031,838   17,002,285   4,619   3,879
Net assets at beginning
  of year....................  239,080,198  280,975,744  146,250,151  129,247,866  13,426   9,547
                              ------------  -----------  -----------  -----------  ------  ------
Net assets at end of
  period..................... $194,973,612  239,080,198  158,281,989  146,250,151  18,045  13,426
                              ============  ===========  ===========  ===========  ======  ======
Changes in units
  (note 5):
   Units purchased...........      638,132      999,006    4,146,896    4,160,309     522     375
   Units redeemed............   (3,427,712)  (3,956,725)  (4,138,742)  (3,624,577)   (267)   (115)
                              ------------  -----------  -----------  -----------  ------  ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................   (2,789,580)  (2,957,719)       8,154      535,732     255     260
                              ============  ===========  ===========  ===========  ======  ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    Janus Aspen Series (continued)
                              -------------------------------------------------------------------------
                                   Flexible Bond                 Forty                    Forty
                                    Portfolio --             Portfolio --             Portfolio --
                                Institutional Shares     Institutional Shares        Service Shares
                              -----------------------  ------------------------  ----------------------
                                     Year ended               Year ended               Year ended
                                    December 31,             December 31,             December 31,
                              -----------------------  ------------------------  ----------------------
                                  2007        2006         2007         2006        2007        2006
                              -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   892,569   1,169,469   (1,222,852)  (1,325,395)   (844,930)   (412,745)
   Net realized gain
     (loss) on
     investments.............    (690,035) (1,174,053)  10,538,302    5,779,991   8,631,195   1,590,535
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,303,152     817,008   23,107,183    3,446,043   9,049,538   1,436,524
   Capital gain
     distributions...........          --      76,285           --           --          --          --
                              -----------  ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,505,686     888,709   32,422,633    7,900,639  16,835,803   2,614,314
                              -----------  ----------  -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............      46,531     135,775      279,019      363,823  26,739,033  11,687,928
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (238,309)   (599,649)    (891,539)  (1,466,854)   (418,010)    (41,483)
     Surrenders..............  (6,801,721) (6,942,283) (22,338,860) (22,946,951) (5,531,212) (2,287,749)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (31,227)    (39,441)    (127,411)    (147,400)    (65,742)    (39,543)
     Capital
       contribution
       (withdrawal)..........          --          --           --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............    (148,064)    (36,534)    (600,921)    (208,040)    893,954     511,044
     Transfers (to) from
       other subaccounts.....  (1,247,897) (1,068,895)    (909,284)  (9,932,994)   (383,943) (1,870,278)
                              -----------  ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (8,420,687) (8,551,027) (24,588,996) (34,338,416) 21,234,080   7,959,919
                              -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................  (6,915,001) (7,662,318)   7,833,637  (26,437,777) 38,069,883  10,574,233
Net assets at beginning
  of year....................  33,277,387  40,939,705  106,825,795  133,263,572  36,853,443  26,279,210
                              -----------  ----------  -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $26,362,386  33,277,387  114,659,432  106,825,795  74,923,326  36,853,443
                              ===========  ==========  ===========  ===========  ==========  ==========
Changes in units
  (note 5):
   Units purchased...........     196,569     423,536      561,465      775,143   6,007,655   1,775,132
   Units redeemed............    (709,794)   (950,025)  (1,820,203)  (2,673,794) (4,289,251) (1,083,080)
                              -----------  ----------  -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................    (513,225)   (526,489)  (1,258,738)  (1,898,651)  1,718,404     692,052
                              ===========  ==========  ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    Janus Aspen Series (continued)
                              -------------------------------------------------------------------------
                                Global Life Sciences      Global Technology      International Growth
                                    Portfolio --            Portfolio --             Portfolio --
                                   Service Shares          Service Shares        Institutional Shares
                              -----------------------  ----------------------  ------------------------
                                     Year ended              Year ended               Year ended
                                    December 31,            December 31,             December 31,
                              -----------------------  ----------------------  ------------------------
                                  2007        2006        2007        2006         2007         2006
                              -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (185,658)   (230,400)   (128,619)   (178,048)  (1,441,974)     669,520
   Net realized gain
     (loss) on
     investments.............   1,321,239   1,809,226     953,662     889,964   32,482,308   23,654,399
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,119,746    (870,780)  1,086,891       1,744    8,411,024   28,009,501
   Capital gain
     distributions...........          --          --          --          --           --           --
                              -----------  ----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,255,327     708,046   1,911,934     713,660   39,451,358   52,333,420
                              -----------  ----------  ----------  ----------  -----------  -----------
From capital
  transactions:
   Net premiums..............      20,106      46,346      35,934      39,479      382,767      695,386
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (76,000)    (19,035)    (92,314)    (86,863)    (973,637)    (951,535)
     Surrenders..............  (2,519,677) (2,020,674) (2,174,990) (1,658,839) (38,333,058) (23,156,472)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (16,904)    (20,225)    (20,408)    (20,363)    (165,070)    (151,159)
     Capital
       contribution
       (withdrawal)..........          --          --          --          --           --           --
     Transfers (to) from
       the Guarantee
       Account...............    (105,458)     66,107      39,800     163,802     (238,819)     462,067
     Transfers (to) from
       other subaccounts.....  (1,084,921) (1,417,514)    440,628  (1,050,897)   1,358,912   20,509,266
                              -----------  ----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (3,782,854) (3,364,995) (1,771,350) (2,613,681) (37,968,905)  (2,592,447)
                              -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets.................  (1,527,527) (2,656,949)    140,584  (1,900,021)   1,482,453   49,740,973
Net assets at beginning
  of year....................  12,889,367  15,546,316  11,188,523  13,088,544  169,247,870  119,506,897
                              -----------  ----------  ----------  ----------  -----------  -----------
Net assets at end of
  period..................... $11,361,840  12,889,367  11,329,107  11,188,523  170,730,323  169,247,870
                              ===========  ==========  ==========  ==========  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........     293,014     714,947     821,885   1,591,459    1,510,916    3,276,204
   Units redeemed............    (622,648) (1,046,573) (1,251,618) (2,259,219)  (2,632,677)  (3,269,455)
                              -----------  ----------  ----------  ----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................    (329,634)   (331,626)   (429,733)   (667,760)  (1,121,761)       6,749
                              ===========  ==========  ==========  ==========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                          Janus Aspen Series (continued)
                                    -------------------------------------------------------------------------
                                      International Growth       Large Cap Growth         Large Cap Growth
                                          Portfolio --             Portfolio --             Portfolio --
                                         Service Shares        Institutional Shares        Service Shares
                                    -----------------------  ------------------------  ----------------------
                                           Year ended               Year ended               Year ended
                                          December 31,             December 31,             December 31,
                                    -----------------------  ------------------------  ----------------------
                                        2007        2006         2007         2006        2007        2006
                                    -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)..................... $  (362,885)     81,559     (957,171)  (1,381,465)   (127,055)   (171,010)
   Net realized gain
     (loss) on
     investments...................   5,126,535   3,077,693    5,159,463      357,622     718,347     244,704
   Change in unrealized
     appreciation
     (depreciation) on
     investments...................   2,757,834   7,601,879   12,435,591   14,208,349     952,037   1,114,523
   Capital gain
     distributions.................          --          --           --           --          --          --
                                    -----------  ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations................   7,521,484  10,761,131   16,637,883   13,184,506   1,543,329   1,188,217
                                    -----------  ----------  -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums....................          --          --      126,194      359,280      42,614      85,312
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits................    (113,825)   (163,810)  (1,919,472)  (1,873,213)   (176,638)    (90,468)
     Surrenders....................  (4,713,579) (2,237,408) (23,626,601) (25,413,001) (2,154,108) (1,283,397)
     Cost of insurance
       and
       administrative
       expense (note 4a)...........     (64,626)    (58,819)    (151,705)    (178,445)    (15,814)    (16,286)
     Capital
       contribution
       (withdrawal)................          --          --           --           --          --          --
     Transfers (to) from
       the Guarantee
       Account.....................     (83,980)    (59,078)    (456,169)    (583,962)     20,192     (31,236)
     Transfers (to) from
       other subaccounts...........  (2,669,685) (2,692,554)  (4,310,045)  (7,221,584)   (830,731)   (241,430)
                                    -----------  ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note 5).....  (7,645,695) (5,211,669) (30,337,798) (34,910,925) (3,114,485) (1,577,505)
                                    -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.......................    (124,211)  5,549,462  (13,699,915) (21,726,419) (1,571,156)   (389,288)
Net assets at beginning
  of year..........................  32,138,465  26,589,003  134,434,229  156,160,648  13,364,093  13,753,381
                                    -----------  ----------  -----------  -----------  ----------  ----------
Net assets at end of
  period........................... $32,014,254  32,138,465  120,734,314  134,434,229  11,792,937  13,364,093
                                    ===========  ==========  ===========  ===========  ==========  ==========
Changes in units
  (note 5):
   Units purchased.................      37,072      76,734      336,989      606,994      83,647     183,218
   Units redeemed..................    (505,539)   (514,485)  (2,144,762)  (2,797,924)   (513,498)   (433,273)
                                    -----------  ----------  -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006......................    (468,467)   (437,751)  (1,807,773)  (2,190,930)   (429,851)   (250,055)
                                    ===========  ==========  ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                               Janus Aspen Series (continued)
                            ---------------------------------------------------------------------------------------------------
                                  Mid Cap Growth           Mid Cap Growth          Worldwide Growth         Worldwide Growth
                                   Portfolio --             Portfolio --             Portfolio --             Portfolio --
                               Institutional Shares        Service Shares        Institutional Shares        Service Shares
                            -------------------------  ----------------------  ------------------------  ----------------------
                                    Year ended               Year ended               Year ended               Year ended
                                   December 31,             December 31,             December 31,             December 31,
                            -------------------------  ----------------------  ------------------------  ----------------------
                                2007          2006        2007        2006         2007         2006        2007        2006
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $ (1,319,188)  (1,655,115)   (200,702)   (217,261)  (1,096,902)     480,343    (174,551)      4,308
 Net realized gain
   (loss) on investments...    6,230,660      964,481   1,956,440     736,681    6,419,064   (2,205,245)  1,761,187     378,395
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............   14,221,883   13,363,943     556,817     989,182    7,784,641   26,616,988    (272,991)  2,134,764
 Capital gain
   distributions...........      563,058           --      70,838          --           --           --          --          --
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations............   19,696,413   12,673,309   2,383,393   1,508,602   13,106,803   24,892,086   1,313,645   2,517,467
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
From capital
 transactions:
 Net premiums..............      124,510      224,715      68,621      82,894      230,108      431,921      69,680      83,425
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity:
   Death benefits..........   (1,048,697)    (794,718)    (33,800)    (89,820)  (1,653,980)  (1,792,477)   (176,544)    (43,903)
   Surrenders..............  (18,918,663) (18,317,529) (2,970,313) (1,213,186) (30,417,213) (29,502,587) (3,944,921) (1,605,861)
   Cost of insurance and
    administrative
    expense (note 4a)......     (130,173)    (152,486)    (18,081)    (18,144)    (168,903)    (191,228)    (19,449)    (18,986)
   Capital contribution
    (withdrawal)...........           --           --          --          --           --           --          --          --
   Transfers (to) from
    the Guarantee Account..     (141,836)      98,996      63,030      25,639     (664,434)    (635,520)      1,325     (17,845)
   Transfers (to) from
    other subaccounts......   (3,218,615)  (9,087,388)   (791,982)   (463,838)  (4,802,766)  (8,381,406)    118,662  (1,816,361)
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital
     transactions
     (note 5)..............  (23,333,474) (28,028,410) (3,682,525) (1,676,455) (37,477,188) (40,071,297) (3,951,247) (3,419,531)
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets................   (3,637,061) (15,355,101) (1,299,132)   (167,853) (24,370,385) (15,179,211) (2,637,602)   (902,064)
Net assets at beginning
 of year...................  106,780,938  122,136,039  13,877,589  14,045,442  164,481,309  179,660,520  17,510,565  18,412,629
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
Net assets at end of
 period.................... $103,143,877  106,780,938  12,578,457  13,877,589  140,110,924  164,481,309  14,872,963  17,510,565
                            ============  ===========  ==========  ==========  ===========  ===========  ==========  ==========
Changes in units
 (note 5):
 Units purchased...........      475,772      608,520     607,152     332,865      772,423      582,198     638,762     166,068
 Units redeemed............   (1,542,173)  (2,082,379) (1,181,722)   (628,819)  (2,301,958)  (2,480,201) (1,160,767)   (701,884)
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the years or
   lesser period ended
   December 31, 2007 and
   2006....................   (1,066,401)  (1,473,859)   (574,570)   (295,954)  (1,529,535)  (1,898,003)   (522,005)   (535,816)
                            ============  ===========  ==========  ==========  ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                            JPMorgan Insurance Trust
                              --------------------------------------------------------
                                                        JPMorgan
                                                        Insurance
                                                          Trust      JPMorgan Insurance
                                JPMorgan Insurance     Diversified   Trust Diversified
                                    Trust Core           Equity      Mid Cap Growth
                                 Bond Portfolio 1      Portfolio 1    Portfolio 1
                              ---------------------  --------------  -----------------
                                    Year ended         Year ended      Year ended
                                   December 31,       December 31,    December 31,
                              ---------------------  --------------  -----------------
                                 2007        2006      2007    2006   2007      2006
                              ----------  ---------  -------  -----   ------    -----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   71,278     (6,927)  (5,101)   (20)    162      (20)
   Net realized gain
     (loss) on
     investments.............     (5,961)     4,301    4,206      1       4        1
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     32,336     16,503   12,118    419    (282)     363
   Capital gain
     distributions...........         --         --      477     --   2,204       --
                              ----------  ---------  -------  -----   ------    -----
       Increase
         (decrease) in
         net assets from
         operations..........     97,653     13,877   11,700    400   2,088      344
                              ----------  ---------  -------  -----   ------    -----
From capital
  transactions:
   Net premiums..............  1,076,301  1,499,418  218,418  4,000  10,604    4,000
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........         --         --       --     --      --       --
     Surrenders..............    (88,455)   (76,365)  (8,469)    --  (1,019)      --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (1,032)        --     (268)    --      --       --
     Capital
       contribution
       (withdrawal)..........         --         --       --     --      --       --
     Transfers (to) from
       the Guarantee
       Account...............    606,471    136,586   12,460    (11)    (31)     (37)
     Transfers (to) from
       other subaccounts.....   (951,121)     7,424  504,584     --    (354)      --
                              ----------  ---------  -------  -----   ------    -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    642,164  1,567,063  726,725  3,989   9,200    3,963
                              ----------  ---------  -------  -----   ------    -----
Increase (decrease) in
  net assets.................    739,817  1,580,940  738,425  4,389  11,288    4,307
Net assets at beginning
  of year....................  1,580,940         --    4,389     --   4,307       --
                              ----------  ---------  -------  -----   ------    -----
Net assets at end of
  period..................... $2,320,757  1,580,940  742,814  4,389  15,595    4,307
                              ==========  =========  =======  =====   ======    =====
Changes in units
  (note 5):
   Units purchased...........    429,521    195,754   94,323    403   1,097      438
   Units redeemed............   (368,072)   (43,874) (32,212)    (5)   (178)      (8)
                              ----------  ---------  -------  -----   ------    -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................     61,449    151,880   62,111    398     919      430
                              ==========  =========  =======  =====   ======    =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                             JPMorgan Insurance Trust (continued)
                            ----------------------------------------------------------------------
                                                    JPMorgan           JPMorgan        JPMorgan
                                JPMorgan            Insurance          Insurance       Insurance
                                Insurance             Trust              Trust           Trust
                              Trust Equity         Government          Intrepid        Intrepid
                                  Index               Bond              Growth          Mid Cap
                               Portfolio 1         Portfolio 1        Portfolio 1     Portfolio 1
                            ----------------  --------------------  --------------  --------------
                               Year ended          Year ended         Year ended      Year ended
                              December 31,        December 31,       December 31,    December 31,
                            ----------------  --------------------  --------------  --------------
                              2007     2006      2007       2006      2007    2006    2007    2006
                            --------  ------  ---------  ---------  -------  -----  -------  -----
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $ (3,908)    (18)    74,672     (6,754)  (6,627)   (19)  (5,116)   (24)
 Net realized gain
   (loss) on investments...    1,579      --     (2,268)     4,316   11,237      1   (1,151)     1
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............    5,590     232     43,378     14,615   42,315    295      827    324
 Capital gain
   distributions...........       --      --         --         --       --     --    1,199     --
                            --------  ------  ---------  ---------  -------  -----  -------  -----
    Increase (decrease)
     in net assets from
     operations............    3,261     214    115,782     12,177   46,925    277   (4,241)   301
                            --------  ------  ---------  ---------  -------  -----  -------  -----
From capital
 transactions:
 Net premiums..............  167,854  13,135  1,019,596  1,407,822  264,292  4,000  212,077  9,348
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity:
   Death benefits..........       --      --         --         --       --     --       --     --
   Surrenders..............  (11,533)     --    (63,483)   (76,542) (10,338)    --  (11,308)    --
   Cost of insurance and
    administrative
    expense (note 4a)......     (226)     --       (953)        --     (348)    --     (249)    --
   Capital contribution
    (withdrawal)...........       --      --         --         --       --     --       --     --
   Transfers (to) from
    the Guarantee Account..    9,683     (21)   560,525    151,973   15,977    (22)  36,934      6
   Transfers (to) from
    other subaccounts......  391,104      --   (981,533)     7,349  604,236     --  507,451     --
                            --------  ------  ---------  ---------  -------  -----  -------  -----
    Increase (decrease)
     in net assets from
     capital
     transactions
     (note 5)..............  556,882  13,114    534,152  1,490,602  873,819  3,978  744,905  9,354
                            --------  ------  ---------  ---------  -------  -----  -------  -----
Increase (decrease) in
 net assets................  560,143  13,328    649,934  1,502,779  920,744  4,255  740,664  9,655
Net assets at beginning
 of year...................   13,328      --  1,502,779         --    4,255     --    9,655     --
                            --------  ------  ---------  ---------  -------  -----  -------  -----
Net assets at end of
 period.................... $573,471  13,328  2,152,713  1,502,779  924,999  4,255  750,319  9,655
                            ========  ======  =========  =========  =======  =====  =======  =====
Changes in units
 (note 5):
 Units purchased...........   76,576   1,226    418,942    188,979  128,993    423  109,255    939
 Units redeemed............  (26,464)     --   (367,572)   (44,649) (46,409)    (6) (37,584)    --
                            --------  ------  ---------  ---------  -------  -----  -------  -----
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the years or
   lesser period ended
   December 31, 2007 and
   2006....................   50,112   1,226     51,370    144,330   82,584    417   71,671    939
                            ========  ======  =========  =========  =======  =====  =======  =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           Legg Mason Partners Variable Equity Trust
                            -------------------------------------------------------------------------
                                                         Legg Mason Partners     Legg Mason Partners
                              Legg Mason Partners       Variable Capital and    Variable Capital and
                            Variable Aggressive Growth         Income                  Income
                             Portfolio -- Class II      Portfolio -- Class I    Portfolio -- Class II
                            -------------------------  ----------------------  ----------------------
                                   Year ended                Year ended              Year ended
                                  December 31,              December 31,            December 31,
                            -------------------------  ----------------------  ----------------------
                                2007         2006         2007        2006        2007        2006
                            -----------   ----------   ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
   Net investment income
    (expense).............. $  (181,653)    (168,835)     429,268      61,476     403,586      62,227
   Net realized gain
    (loss) on investments..     432,599      547,935    1,844,027     495,984     643,960      59,599
   Change in unrealized
    appreciation
    (depreciation) on
    investments............    (498,678)     481,755   (3,333,572)    607,417  (2,530,495)    398,764
   Capital gain
    distributions..........      90,727           --    1,436,192     235,394   1,787,127     191,539
                            -----------   ----------   ----------  ----------  ----------  ----------
     Increase (decrease)
       in net assets
       from operations.....    (157,005)     860,855      375,915   1,400,271     304,178     712,129
                            -----------   ----------   ----------  ----------  ----------  ----------
From capital
 transactions:
   Net premiums............     787,847    2,132,562      203,223       1,912   3,341,405   7,549,250
   Transfers (to) from
    the general account
    of Genworth Life &
    Annuity:
    Death benefits.........      (8,421)         716       (5,607)   (233,709)         --          --
    Surrenders.............    (945,315)    (566,616)  (2,634,861) (2,527,435)   (580,188)   (246,665)
    Cost of insurance
     and administrative
     expense (note 4a).....     (24,237)     (20,885)     (10,372)    (13,421)     (6,925)     (1,221)
    Capital contribution
     (withdrawal)..........          --           --           --          --          --          --
    Transfers (to) from
     the Guarantee
     Account...............     682,893      227,820      (25,253)   (103,192)     37,134     220,148
    Transfers (to) from
     other subaccounts.....    (772,955)     374,084     (232,685)   (306,991)   (661,774)    598,634
                            -----------   ----------   ----------  ----------  ----------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions
       (note 5)............    (280,188)   2,147,681   (2,705,555) (3,182,836)  2,129,652   8,120,146
                            -----------   ----------   ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets................    (437,193)   3,008,536   (2,329,640) (1,782,565)  2,433,830   8,832,275
Net assets at beginning
 of year...................  11,455,037    8,446,501   13,040,829  14,823,394  10,917,837   2,085,562
                            -----------   ----------   ----------  ----------  ----------  ----------
Net assets at end of
 period.................... $11,017,844   11,455,037   10,711,189  13,040,829  13,351,667  10,917,837
                            ===========   ==========   ==========  ==========  ==========  ==========
Changes in units
 (note 5):
   Units purchased.........     312,705      552,427    2,168,523      91,054   2,565,996   1,003,576
   Units redeemed..........    (330,947)    (393,815)  (2,081,518)   (339,000) (2,186,678)   (242,955)
                            -----------   ----------   ----------  ----------  ----------  ----------
   Net increase
    (decrease) in units
    from capital
    transactions with
    contract owners
    during the years or
    lesser period ended
    December 31, 2007
    and 2006...............     (18,242)     158,612       87,005    (247,946)    379,318     760,621
                            ===========   ==========   ==========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                      Legg Mason Partners
                              Legg Mason Partners Variable Equity Trust (continued)  Variable Income Trust
                              -------------------------------------------------     ----------------------
                                     Legg Mason                  Legg Mason               Legg Mason
                                 Partners Variable            Partners Variable        Partners Variable
                                    Fundamental                   Investors                Strategic
                                 Value Portfolio --             Portfolio --           Bond Portfolio --
                                      Class I                      Class I                  Class I
                              -----------------------     ------------------------  ----------------------
                                     Year ended                  Year ended               Year ended
                                    December 31,                December 31,             December 31,
                              -----------------------     ------------------------  ----------------------
                                  2007           2006         2007         2006        2007        2006
                              -----------     ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    26,759        (46,423)    (113,167)      30,240     913,695   1,311,146
   Net realized gain
     (loss) on
     investments.............   2,365,422        731,584    3,088,183    3,438,458    (467,859)   (613,737)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (3,971,395)     1,284,760   (2,741,134)   2,151,262    (282,006)    478,711
   Capital gain
     distributions...........   1,581,837        605,574      817,152      949,703          --      35,316
                              -----------     ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........       2,623      2,575,495    1,051,034    6,569,663     163,830   1,211,436
                              -----------     ----------  -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............   1,348,018      2,529,616       29,506       26,441      92,018      90,608
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (33,084)        (9,532)    (113,524)    (193,998)   (252,820)   (510,828)
     Surrenders..............  (2,087,431)      (965,720)  (7,372,657) (10,422,631) (6,803,235) (7,497,800)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (56,331)       (50,902)     (38,071)     (46,301)    (31,250)    (38,319)
     Capital
       contribution
       (withdrawal)..........          --             --           --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............     110,620        176,250      (23,974)      13,708      53,835      65,671
     Transfers (to) from
       other subaccounts.....  (2,359,938)    (1,055,561)  (2,707,210)  (1,685,789)   (199,175)   (128,710)
                              -----------     ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (3,078,146)       624,151  (10,225,930) (12,308,570) (7,140,627) (8,019,378)
                              -----------     ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................  (3,075,523)     3,199,646   (9,174,896)  (5,738,907) (6,976,797) (6,807,942)
Net assets at beginning
  of year....................  18,818,929     15,619,283   39,253,035   44,991,942  34,924,207  41,732,149
                              -----------     ----------  -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $15,743,406     18,818,929   30,078,139   39,253,035  27,947,410  34,924,207
                              ===========     ==========  ===========  ===========  ==========  ==========
Changes in units
  (note 5):
   Units purchased...........   3,724,838        582,300      136,388      328,112     262,401     476,715
   Units redeemed............  (3,263,434)      (515,235)    (728,927)  (1,120,152)   (747,941) (1,037,787)
                              -----------     ----------  -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................     461,404         67,065     (592,539)    (792,040)   (485,540)   (561,072)
                              ===========     ==========  ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                        MFS(R) Variable Insurance Trust
                                    -----------------------------------------------------------------------
                                    MFS(R) Investors Growth  MFS(R) Investors Trust   MFS(R) New Discovery
                                    Stock Series -- Service     Series -- Service       Series -- Service
                                          Class Shares            Class Shares            Class Shares
                                    -----------------------  ----------------------  ----------------------
                                           Year ended              Year ended              Year ended
                                          December 31,            December 31,            December 31,
                                    -----------------------  ----------------------  ----------------------
                                        2007        2006        2007        2006        2007        2006
                                    -----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)..................... $  (358,671)   (387,156)   (197,828)   (280,116)    288,325    (581,546)
   Net realized gain
     (loss) on
     investments...................   1,118,381     667,104   1,402,116     949,911   2,358,822   1,727,357
   Change in unrealized
     appreciation
     (depreciation) on
     investments...................   1,409,290   1,095,074     305,943   1,564,096  (3,755,006)  2,052,896
   Capital gain
     distributions.................          --          --     181,660          --   1,771,102     693,054
                                    -----------  ----------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations................   2,169,000   1,375,022   1,691,891   2,233,891     663,243   3,891,761
                                    -----------  ----------  ----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums....................     169,820   1,627,017     260,650     626,445     201,464   1,269,889
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits................     (70,911)   (222,489)   (191,565)   (135,321)   (182,820)   (330,954)
     Surrenders....................  (2,501,900) (1,960,666) (2,686,468) (1,956,889) (4,617,747) (3,053,743)
     Cost of insurance
       and
       administrative
       expense (note 4a)...........     (45,246)    (44,945)    (40,018)    (41,183)    (63,961)    (68,638)
     Capital
       contribution
       (withdrawal)................          --          --          --          --          --          --
     Transfers (to) from
       the Guarantee
       Account.....................     164,721     246,396      73,297     110,881      51,886     212,401
     Transfers (to) from
       other subaccounts...........  (1,339,582) (1,370,120) (1,278,684) (1,189,678) (4,010,513) (2,462,140)
                                    -----------  ----------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note 5).....  (3,623,098) (1,724,807) (3,862,788) (2,585,745) (8,621,691) (4,433,185)
                                    -----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.......................  (1,454,098)   (349,785) (2,170,897)   (351,854) (7,958,448)   (541,424)
Net assets at beginning
  of year..........................  25,115,687  25,465,472  21,602,975  21,954,829  37,342,284  37,883,708
                                    -----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of
  period........................... $23,661,589  25,115,687  19,432,078  21,602,975  29,383,836  37,342,284
                                    ===========  ==========  ==========  ==========  ==========  ==========
Changes in units
  (note 5):
   Units purchased.................     251,356     548,471      75,403     201,307     382,035     722,208
   Units redeemed..................    (700,963)   (871,658)   (438,734)   (482,369) (1,175,688) (1,177,905)
                                    -----------  ----------  ----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006......................    (449,607)   (323,187)   (363,331)   (281,062)   (793,653)   (455,697)
                                    ===========  ==========  ==========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                               MFS(R) Variable Insurance Trust (continued)
                                    --------------------------------------------------------------------
                                    MFS(R) Strategic       MFS(R) Total Return       MFS(R) Utilities
                                    Income Series --            Series --               Series --
                                    Service Class Shares  Service Class Shares     Service Class Shares
                                    -------------------  ----------------------  -----------------------
                                       Year ended              Year ended               Year ended
                                      December 31,            December 31,             December 31,
                                    -------------------  ----------------------  -----------------------
                                      2007      2006        2007        2006         2007        2006
                                     -------    ------   ----------  ----------  -----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)..................... $ 1,832       490       246,822     116,486    1,201,882     152,520
   Net realized gain
     (loss) on
     investments...................     118       (55)      642,087     131,886    8,278,355   5,150,568
   Change in unrealized
     appreciation
     (depreciation) on
     investments...................    (740)    1,117    (1,417,431)  2,893,280    1,847,164   6,038,058
   Capital gain
     distributions.................      --        84     1,358,714     829,403    2,650,863   1,923,936
                                     -------    ------   ----------  ----------  -----------  ----------
       Increase
         (decrease) in
         net assets from
         operations................   1,210     1,636       830,192   3,971,055   13,978,264  13,265,082
                                     -------    ------   ----------  ----------  -----------  ----------
From capital
  transactions:
   Net premiums....................      --     3,879    25,256,408  32,121,940    3,998,893   3,810,375
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits................      --        --       (33,961)     (3,496)    (241,861)   (336,097)
     Surrenders....................    (820)     (371)   (4,095,705) (1,653,789) (10,860,726) (5,218,467)
     Cost of insurance
       and
       administrative
       expense (note 4a)...........    (203)      (48)      (50,171)    (24,960)    (126,525)    (96,925)
     Capital
       contribution
       (withdrawal)................      --        --            --          --           --          --
     Transfers (to) from
       the Guarantee
       Account.....................  29,709    36,816       424,642   1,021,843    1,233,611   1,183,417
     Transfers (to) from
       other subaccounts...........      66     2,333      (837,257) (1,060,372)   1,951,285     207,435
                                     -------    ------   ----------  ----------  -----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note 5).....  28,752    42,609    20,663,956  30,401,166   (4,045,323)   (450,262)
                                     -------    ------   ----------  ----------  -----------  ----------
Increase (decrease) in
  net assets.......................  29,962    44,245    21,494,148  34,372,221    9,932,941  12,814,820
Net assets at beginning
  of year..........................  47,586     3,341    54,869,289  20,497,068   58,883,930  46,069,110
                                     -------    ------   ----------  ----------  -----------  ----------
Net assets at end of
  period........................... $77,548    47,586    76,363,437  54,869,289   68,816,871  58,883,930
                                     =======    ======   ==========  ==========  ===========  ==========
Changes in units
  (note 5):
   Units purchased.................   2,940     6,663     4,557,238   4,392,734    1,242,197   1,469,199
   Units redeemed..................    (479)   (2,857)   (2,747,418) (1,542,801)  (1,558,357) (1,560,619)
                                     -------    ------   ----------  ----------  -----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006......................   2,461     3,806     1,809,820   2,849,933     (316,160)    (91,420)
                                     =======    ======   ==========  ==========  ===========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                      Old Mutual Insurance Series Fund
                              -----------------------------------------------
                                Old Mutual Growth II    Old Mutual Large Cap
                                     Portfolio            Growth Portfolio
                              -----------------------  ----------------------
                                     Year ended              Year ended
                                    December 31,            December 31,
                              -----------------------  ----------------------
                                  2007        2006        2007        2006
                              -----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (85,901)   (118,661)   (114,205)   (158,545)
   Net realized gain
     (loss) on
     investments.............     807,245     464,948     708,494     422,269
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     624,909     118,864     908,896     201,536
   Capital gain
     distributions...........          --          --          --          --
                              -----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,346,253     465,151   1,503,185     465,260
                              -----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums..............      33,900       5,689      13,441      17,330
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (24,946)    (56,415)    (79,902)    (71,792)
     Surrenders..............  (2,109,492) (1,944,530) (2,509,437) (2,243,622)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (9,529)    (12,175)    (11,707)    (15,258)
     Capital
       contribution
       (withdrawal)..........          --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............     (17,526)     35,815     (30,269)    (92,810)
     Transfers (to) from
       other subaccounts.....    (252,566)   (750,099)   (738,964) (1,023,445)
                              -----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (2,380,159) (2,721,715) (3,356,838) (3,429,597)
                              -----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.................  (1,033,906) (2,256,564) (1,853,653) (2,964,337)
Net assets at beginning
  of year....................   7,214,249   9,470,813  10,171,980  13,136,317
                              -----------  ----------  ----------  ----------
Net assets at end of
  period..................... $ 6,180,343   7,214,249   8,318,327  10,171,980
                              ===========  ==========  ==========  ==========
Changes in units
  (note 5):
   Units purchased...........      93,936     162,184      21,895      53,805
   Units redeemed............    (286,230)   (413,656)   (199,213)   (253,201)
                              -----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................    (192,294)   (251,472)   (177,318)   (199,396)
                              ===========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         Oppenheimer Variable Account Funds
                                    ---------------------------------------------------------------------------
                                           Oppenheimer          Oppenheimer Balanced      Oppenheimer Capital
                                             Balanced                Fund/VA --              Appreciation
                                             Fund/VA               Service Shares               Fund/VA
                                    -------------------------  ----------------------  ------------------------
                                            Year ended               Year ended               Year ended
                                           December 31,             December 31,             December 31,
                                    -------------------------  ----------------------  ------------------------
                                        2007          2006        2007        2006         2007         2006
                                    ------------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)..................... $    881,692      982,309     189,578     137,772   (1,254,285)  (1,274,607)
   Net realized gain
     (loss) on
     investments...................    1,155,917    1,100,489     328,987     (25,918)   8,384,169    4,995,838
   Change in unrealized
     appreciation
     (depreciation) on
     investments...................   (5,151,604)     967,889  (3,360,227)  2,106,542    5,783,104    3,779,772
   Capital gain
     distributions.................    4,684,444    2,776,619   3,355,513   1,288,593           --           --
                                    ------------  -----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations................    1,570,449    5,827,306     513,851   3,506,989   12,912,988    7,501,003
                                    ------------  -----------  ----------  ----------  -----------  -----------
From capital
  transactions:
   Net premiums....................      190,682       87,678  13,021,834  17,604,599      168,027       96,777
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits................     (307,400)    (578,459)   (608,763)    (90,255)  (1,016,455)  (1,087,648)
     Surrenders....................  (13,730,455) (11,995,955) (3,007,941) (2,193,350) (23,876,988) (23,341,964)
     Cost of insurance
       and
       administrative
       expense (note 4a)...........      (58,777)     (67,261)    (58,750)    (52,035)    (111,330)    (134,562)
     Capital
       contribution
       (withdrawal)................           --           --          --          --           --           --
     Transfers (to) from
       the Guarantee
       Account.....................      214,375      (93,307)    380,078     732,603     (360,040)    (496,525)
     Transfers (to) from
       other subaccounts...........      707,674   (2,398,887) (1,887,044) (2,864,975)  (2,935,263)  (6,096,148)
                                    ------------  -----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note 5).....  (12,983,901) (15,046,191)  7,839,414  13,136,587  (28,132,049) (31,060,070)
                                    ------------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets.......................  (11,413,452)  (9,218,885)  8,353,265  16,643,576  (15,219,061) (23,559,067)
Net assets at beginning
  of year..........................   62,389,426   71,608,311  43,481,763  26,838,187  113,604,500  137,163,567
                                    ------------  -----------  ----------  ----------  -----------  -----------
Net assets at end of
  period........................... $ 50,975,974   62,389,426  51,835,028  43,481,763   98,385,439  113,604,500
                                    ============  ===========  ==========  ==========  ===========  ===========
Changes in units
  (note 5):
   Units purchased.................      253,021      246,728   2,503,513   3,421,649      531,273      479,628
   Units redeemed..................     (705,271)    (768,322) (1,758,458) (2,121,563)  (1,541,044)  (1,532,530)
                                    ------------  -----------  ----------  ----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006......................     (452,250)    (521,594)    745,055   1,300,086   (1,009,771)  (1,052,902)
                                    ============  ===========  ==========  ==========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                             Oppenheimer Variable Account Funds (continued)
                              ---------------------------------------------------------------------------
                                Oppenheimer Capital
                                    Appreciation              Oppenheimer           Oppenheimer Global
                                     Fund/VA --                Core Bond           Securities Fund/VA --
                                   Service Shares               Fund/VA               Service Shares
                              -----------------------  ------------------------  ------------------------
                                     Year ended               Year ended                Year ended
                                    December 31,             December 31,              December 31,
                              -----------------------  ------------------------  ------------------------
                                  2007        2006         2007         2006         2007         2006
                              -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (258,756)   (202,730)   2,131,705    2,604,846       41,460     (835,357)
   Net realized gain
     (loss) on
     investments.............   1,261,166     624,397     (329,216)    (709,730)   8,314,331    9,168,042
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     860,710     462,227     (266,797)     260,222   (8,483,476)   2,546,591
   Capital gain
     distributions...........          --          --           --           --    5,954,508    6,724,268
                              -----------  ----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,863,120     883,894    1,535,692    2,155,338    5,826,823   17,603,544
                              -----------  ----------  -----------  -----------  -----------  -----------
From capital
  transactions:
   Net premiums..............   1,510,274   1,775,701      125,316       99,893    4,418,729    9,107,642
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (10,756)         --     (450,325)    (863,905)    (768,453)    (486,001)
     Surrenders..............  (1,910,621) (1,018,016) (13,139,549) (13,480,762) (12,565,066)  (7,628,186)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (42,417)    (38,163)     (63,156)     (70,401)    (275,969)    (246,695)
     Capital
       contribution
       (withdrawal)..........          --          --           --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............   1,171,718     451,256      236,344      295,562    2,275,192    2,996,744
     Transfers (to) from
       other subaccounts.....  (1,615,268)   (513,712)   5,499,183      728,334   (6,852,332) (10,862,951)
                              -----------  ----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    (897,070)    657,066   (7,792,187) (13,291,279) (13,767,899)  (7,119,447)
                              -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets.................     966,050   1,540,960   (6,256,495) (11,135,941)  (7,941,076)  10,484,097
Net assets at beginning
  of year....................  15,884,414  14,343,454   57,980,039   69,115,980  128,890,964  118,406,867
                              -----------  ----------  -----------  -----------  -----------  -----------
Net assets at end of
  period..................... $16,850,464  15,884,414   51,723,544   57,980,039  120,949,888  128,890,964
                              ===========  ==========  ===========  ===========  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........     639,868     617,655      607,444      698,730    1,695,947    2,974,365
   Units redeemed............    (708,008)   (559,625)    (916,668)  (1,257,988)  (2,655,834)  (3,656,432)
                              -----------  ----------  -----------  -----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................     (68,140)     58,030     (309,224)    (559,258)    (959,887)    (682,067)
                              ===========  ==========  ===========  ===========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  Oppenheimer Variable Account Funds (continued)
                                    --------------------------------------------------------------------------
                                                                   Oppenheimer Main     Oppenheimer Main Street
                                         Oppenheimer High         Street Fund/VA --      Small Cap Fund/VA --
                                          Income Fund/VA            Service Shares          Service Shares
                                    -------------------------  -----------------------  ----------------------
                                            Year ended                Year ended              Year ended
                                           December 31,              December 31,            December 31,
                                    -------------------------  -----------------------  ----------------------
                                        2007          2006         2007        2006        2007        2006
                                    ------------  -----------  -----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)..................... $  3,179,051    4,047,547     (582,401)   (454,666)   (684,053)   (542,063)
   Net realized gain
     (loss) on
     investments...................     (522,129)  (1,038,263)   6,841,450   3,191,212   1,554,075   2,392,206
   Change in unrealized
     appreciation
     (depreciation) on
     investments...................   (3,101,478)   1,720,366   (3,858,926)  5,635,651  (4,509,261)  1,287,236
   Capital gain
     distributions.................           --           --           --          --   1,374,213     976,335
                                    ------------  -----------  -----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations................     (444,556)   4,729,650    2,400,123   8,372,197  (2,265,026)  4,113,714
                                    ------------  -----------  -----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums....................       33,898      127,984   15,395,645  21,982,059  14,906,973   8,387,839
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits................     (740,153)  (1,243,259)    (506,099)   (570,720)    (12,115)    (17,496)
     Surrenders....................  (11,876,408) (13,561,465)  (9,137,223) (5,550,538) (3,522,693) (1,994,701)
     Cost of insurance
       and
       administrative
       expense (note 4a)...........      (47,495)     (58,925)    (129,001)   (108,555)   (114,085)    (87,192)
     Capital
       contribution
       (withdrawal)................           --           --           --          --          --          --
     Transfers (to) from
       the Guarantee
       Account.....................     (121,982)     371,797     (393,820)  1,568,613   1,806,915   1,553,925
     Transfers (to) from
       other subaccounts...........   (2,031,457)  (2,203,122) (33,418,213) (1,228,323)  9,945,701    (713,897)
                                    ------------  -----------  -----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note 5).....  (14,783,597) (16,566,990) (28,188,711) 16,092,536  23,010,696   7,128,478
                                    ------------  -----------  -----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.......................  (15,228,153) (11,837,340) (25,788,588) 24,464,733  20,745,670  11,242,192
Net assets at beginning
  of year..........................   58,611,200   70,448,540   81,488,531  57,023,798  41,872,076  30,629,884
                                    ------------  -----------  -----------  ----------  ----------  ----------
Net assets at end of
  period........................... $ 43,383,047   58,611,200   55,699,943  81,488,531  62,617,746  41,872,076
                                    ============  ===========  ===========  ==========  ==========  ==========
Changes in units
  (note 5):
   Units purchased.................      242,039      687,318    3,277,493   3,412,925   3,239,538   1,668,241
   Units redeemed..................     (762,463)  (1,279,802)  (5,721,555) (2,077,362) (1,410,666) (1,235,251)
                                    ------------  -----------  -----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006......................     (520,424)    (592,484)  (2,444,062)  1,335,563   1,828,872     432,990
                                    ============  ===========  ===========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Oppenheimer Variable Account Funds (continued)
                              ---------------------------------------------------
                                  Oppenheimer MidCap       Oppenheimer MidCap
                                       Fund/VA           Fund/VA -- Service Shares
                              -------------------------  ------------------------
                                      Year ended               Year ended
                                     December 31,             December 31,
                              -------------------------  ------------------------
                                  2007          2006        2007          2006
                              ------------  -----------   ----------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (944,065)  (1,180,660)    (86,700)    (101,378)
   Net realized gain
     (loss) on
     investments.............    3,246,016    3,238,935     430,548      324,881
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    1,440,912     (642,714)    (59,150)    (189,070)
   Capital gain
     distributions...........           --           --          --           --
                              ------------  -----------   ----------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........    3,742,863    1,415,561     284,698       34,433
                              ------------  -----------   ----------   ---------
From capital
  transactions:
   Net premiums..............      100,654      126,370     379,103      385,338
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (486,702)    (961,371)     (2,916)     (23,133)
     Surrenders..............  (13,651,031) (13,821,686)   (437,238)    (345,999)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (64,309)     (87,200)    (12,558)     (15,346)
     Capital
       contribution
       (withdrawal)..........           --           --          --           --
     Transfers (to) from
       the Guarantee
       Account...............     (306,041)    (249,549)     84,921      192,596
     Transfers (to) from
       other subaccounts.....   (4,680,946)  (5,241,427) (1,203,325)    (393,046)
                              ------------  -----------   ----------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (19,088,375) (20,234,863) (1,192,013)    (199,590)
                              ------------  -----------   ----------   ---------
Increase (decrease) in
  net assets.................  (15,345,512) (18,819,302)   (907,315)    (165,157)
Net assets at beginning
  of year....................   75,279,230   94,098,532   6,051,506    6,216,663
                              ------------  -----------   ----------   ---------
Net assets at end of
  period..................... $ 59,933,718   75,279,230   5,144,191    6,051,506
                              ============  ===========   ==========   =========
Changes in units
  (note 5):
   Units purchased...........       71,046      393,978      74,809      139,873
   Units redeemed............     (700,674)  (1,061,845)   (146,859)    (154,432)
                              ------------  -----------   ----------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................     (629,628)    (667,867)    (72,050)     (14,559)
                              ============  ===========   ==========   =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    PIMCO Variable Insurance Trust
                              -------------------------------------------------------------------------------
                                     All Asset         Foreign Bond Portfolio             High Yield
                                Portfolio -- Advisor   (U.S. Dollar Hedged) --     Portfolio -- Administrative
                                    Class Shares       Administrative Class Shares       Class Shares
                              -----------------------  --------------------------  --------------------------
                                     Year ended              Year ended                   Year ended
                                    December 31,            December 31,                 December 31,
                              -----------------------  --------------------------  --------------------------
                                  2007        2006        2007          2006           2007          2006
                              -----------  ----------   ----------    ----------   -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   662,946     319,468     169,619       276,049      5,473,260     5,304,907
   Net realized gain
     (loss) on
     investments.............      80,112     (54,598)    (34,735)       22,680       (206,426)      537,465
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (184,167)    (40,462)     40,516      (282,295)    (3,784,824)    1,283,979
   Capital gain
     distributions...........          --      13,040          --        22,389             --            --
                              -----------  ----------   ----------    ----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........     558,891     237,448     175,400        38,823      1,482,010     7,126,351
                              -----------  ----------   ----------    ----------   -----------   -----------
From capital
  transactions:
   Net premiums..............     521,893   1,796,100      54,395        51,402      8,037,072    13,713,659
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (173,416)     (5,561)   (123,379)     (109,193)      (815,832)     (665,641)
     Surrenders..............    (632,141)   (398,880) (1,396,802)   (1,151,685)   (10,470,794)   (8,782,796)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (26,032)    (23,307)    (12,193)      (15,116)      (195,643)     (197,436)
     Capital
       contribution
       (withdrawal)..........          --          --          --            --             --            --
     Transfers (to) from
       the Guarantee
       Account...............     374,390     889,588     124,985       138,544        368,701     1,640,190
     Transfers (to) from
       other subaccounts.....   7,579,274  (1,982,412)   (192,356)     (858,605)   (18,636,422)   (5,796,381)
                              -----------  ----------   ----------    ----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   7,643,968     275,528  (1,545,350)   (1,944,653)   (21,712,918)      (88,405)
                              -----------  ----------   ----------    ----------   -----------   -----------
Increase (decrease) in
  net assets.................   8,202,859     512,976  (1,369,950)   (1,905,830)   (20,230,908)    7,037,946
Net assets at beginning
  of year....................   6,946,353   6,433,377   9,716,728    11,622,558    105,639,265    98,601,319
                              -----------  ----------   ----------    ----------   -----------   -----------
Net assets at end of
  period..................... $15,149,212   6,946,353   8,346,778     9,716,728     85,408,357   105,639,265
                              ===========  ==========   ==========    ==========   ===========   ===========
Changes in units
  (note 5):
   Units purchased...........   3,099,326   1,121,070     151,729       144,944      2,822,570     3,249,864
   Units redeemed............  (2,419,304) (1,090,633)   (272,086)     (299,802)    (4,554,670)   (3,063,432)
                              -----------  ----------   ----------    ----------   -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................     680,022      30,437    (120,357)     (154,858)    (1,732,100)      186,432
                              ===========  ==========   ==========    ==========   ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    PIMCO Variable Insurance Trust (continued)
                                    ----------------------------------------------------------------------------------
                                    Long-Term U.S. Government         Low Duration                Total Return
                                    Portfolio -- Administrative Portfolio -- Administrative Portfolio -- Administrative
                                          Class Shares                Class Shares                Class Shares
                                    --------------------------  --------------------------  --------------------------
                                           Year ended                  Year ended                  Year ended
                                          December 31,                December 31,                December 31,
                                    --------------------------  --------------------------  --------------------------
                                        2007          2006          2007          2006          2007          2006
                                     -----------   ----------    -----------   ----------   -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)..................... $ 2,044,529     2,331,590     2,308,493       434,087    10,378,500    10,015,874
   Net realized gain
     (loss) on
     investments...................    (917,698)   (1,094,899)      726,901      (109,899)   (2,101,011)   (2,050,702)
   Change in unrealized
     appreciation
     (depreciation) on
     investments...................   4,778,984    (2,146,989)    3,249,935        38,775    12,081,199    (1,297,454)
   Capital gain
     distributions.................          --       600,825            --            --            --            --
                                     -----------   ----------    -----------   ----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations................   5,905,815      (309,473)    6,285,329       362,963    20,358,688     6,667,718
                                     -----------   ----------    -----------   ----------   -----------   -----------
From capital
  transactions:
   Net premiums....................  20,351,052    10,210,817    79,743,357    10,673,050    48,656,310    53,643,059
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits................    (507,213)     (843,345)      (57,165)          231    (2,215,066)   (1,908,218)
     Surrenders....................  (7,912,176)   (6,593,646)   (3,893,113)     (785,176)  (39,457,409)  (27,716,645)
     Cost of insurance
       and
       administrative
       expense (note 4a)...........     (95,695)      (91,041)      (57,704)      (18,939)     (512,737)     (492,163)
     Capital
       contribution
       (withdrawal)................          --            --            --            --            --            --
     Transfers (to) from
       the Guarantee
       Account.....................     311,889     1,245,816     3,934,086       882,498     1,049,784     5,574,718
     Transfers (to) from
       other subaccounts...........     488,435    (2,045,790)   84,809,347       663,909   (50,080,759)      597,682
                                     -----------   ----------    -----------   ----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note 5).....  12,636,292     1,882,811   164,478,808    11,415,573   (42,559,877)   29,698,433
                                     -----------   ----------    -----------   ----------   -----------   -----------
Increase (decrease) in
  net assets.......................  18,542,107     1,573,338   170,764,137    11,778,536   (22,201,189)   36,366,151
Net assets at beginning
  of year..........................  62,943,030    61,369,692    20,805,292     9,026,756   321,728,368   285,362,217
                                     -----------   ----------    -----------   ----------   -----------   -----------
Net assets at end of
  period........................... $81,485,137    62,943,030   191,569,429    20,805,292   299,527,179   321,728,368
                                     ===========   ==========    ===========   ==========   ===========   ===========
Changes in units
  (note 5):
   Units purchased.................   4,939,215     2,362,744    27,163,180     3,584,328    14,983,262    12,883,556
   Units redeemed..................  (3,604,298)   (1,984,806)  (11,286,307)   (2,445,203)  (18,526,893)   (9,654,573)
                                     -----------   ----------    -----------   ----------   -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006......................   1,334,917       377,938    15,876,873     1,139,125    (3,543,631)    3,228,983
                                     ===========   ==========    ===========   ==========   ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                    The Prudential Series Fund
                            -------------------------------------------------------------------------------------------

                              Jennison 20/20 Focus          Jennison           Natural Resources    SP International
                                  Portfolio --            Portfolio --           Portfolio --       Growth Portfolio --
                                    Class II                Class II               Class II             Class II
                            ------------------------  --------------------  ----------------------  ------------------
                                   Year ended              Year ended             Year ended           Year ended
                                  December 31,            December 31,           December 31,         December 31,
                            ------------------------  --------------------  ----------------------  ------------------
                                2007         2006        2007       2006       2007        2006       2007      2006
                            ------------  ----------  ---------  ---------  ----------  ----------  -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $  3,139,949    (170,547)   (58,128)   (48,641)  6,375,980     201,788   19,499      (750)
 Net realized gain
   (loss) on investments...    2,340,512     648,006    105,148    129,238   2,877,574    (599,495)  14,978     3,987
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............   (3,346,613)  1,621,599    276,848    (40,137)  1,485,716      22,180   (3,282)   20,303
 Capital gain
   distributions...........           --     510,406         --         --          --   1,596,883       --     1,025
                            ------------  ----------  ---------  ---------  ----------  ----------  -------   -------
    Increase (decrease)
     in net assets from
     operations............    2,133,848   2,609,464    323,868     40,460  10,739,270   1,221,356   31,195    24,565
                            ------------  ----------  ---------  ---------  ----------  ----------  -------   -------
From capital
 transactions:
 Net premiums..............   27,906,594  20,969,714     93,923    696,289   7,394,948   4,160,030       --        --
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity:
   Death benefits..........      (13,916)    (84,345)    (8,418)    (9,171)    (63,334)    (36,834)      --        --
   Surrenders..............   (1,895,253) (1,125,024)  (191,794)  (267,714) (1,642,101)   (713,653) (47,813)  (33,586)
   Cost of insurance and
    administrative
    expense (note 4a)......      (39,835)    (18,437)    (6,128)    (4,668)    (60,643)    (24,705)    (317)     (352)
   Capital contribution
    (withdrawal)...........           --          --         --         --          --          --       --        --
   Transfers (to) from
    the Guarantee Account..     (294,726)    904,554    102,057    127,828   1,654,043   1,381,977    4,486        16
   Transfers (to) from
    other subaccounts......  (20,916,129)  5,638,238   (171,425)  (273,928)  9,724,697   4,722,429        8   163,049
                            ------------  ----------  ---------  ---------  ----------  ----------  -------   -------
    Increase (decrease)
     in net assets from
     capital
     transactions
     (note 5)..............    4,746,735  26,284,700   (181,785)   268,636  17,007,610   9,489,244  (43,636)  129,127
                            ------------  ----------  ---------  ---------  ----------  ----------  -------   -------
Increase (decrease) in
 net assets................    6,880,583  28,894,164    142,083    309,096  27,746,880  10,710,600  (12,441)  153,692
Net assets at beginning
 of year...................   36,309,222   7,415,058  3,327,626  3,018,530  15,160,231   4,449,631  172,856    19,164
                            ------------  ----------  ---------  ---------  ----------  ----------  -------   -------
Net assets at end of
 period.................... $ 43,189,805  36,309,222  3,469,709  3,327,626  42,907,111  15,160,231  160,415   172,856
                            ============  ==========  =========  =========  ==========  ==========  =======   =======
Changes in units
 (note 5):
 Units purchased...........    4,600,588   3,102,739     54,179    157,738   2,126,660   1,728,775      355    15,573
 Units redeemed............   (4,204,486) (1,104,224)   (70,027)  (133,280) (1,199,560) (1,176,030)  (3,375)   (3,003)
                            ------------  ----------  ---------  ---------  ----------  ----------  -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the years or
   lesser period ended
   December 31, 2007 and
   2006....................      396,102   1,998,515    (15,848)    24,458     927,100     552,745   (3,020)   12,570
                            ============  ==========  =========  =========  ==========  ==========  =======   =======

                            ------------------
                            SP Prudential U.S.
                            Emerging Growth
                              Portfolio --
                                Class II
                            -----------------
                               Year ended
                              December 31,
                            -----------------
                             2007      2006
                            ------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............  1,844     4,898
 Net realized gain
   (loss) on investments...    165     8,001
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............    881    (8,744)
 Capital gain
   distributions...........     --     1,662
                            ------   -------
    Increase (decrease)
     in net assets from
     operations............  2,890     5,817
                            ------   -------
From capital
 transactions:
 Net premiums..............     --        --
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity:
   Death benefits..........     --        --
   Surrenders..............   (452)     (423)
   Cost of insurance and
    administrative
    expense (note 4a)......    (41)      (38)
   Capital contribution
    (withdrawal)...........     --        --
   Transfers (to) from
    the Guarantee Account..     (2)        2
   Transfers (to) from
    other subaccounts......     --   (75,158)
                            ------   -------
    Increase (decrease)
     in net assets from
     capital
     transactions
     (note 5)..............   (495)  (75,617)
                            ------   -------
Increase (decrease) in
 net assets................  2,395   (69,800)
Net assets at beginning
 of year................... 20,015    89,815
                            ------   -------
Net assets at end of
 period.................... 22,410    20,015
                            ======   =======
Changes in units
 (note 5):
 Units purchased...........     --        --
 Units redeemed............    (37)   (6,292)
                            ------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the years or
   lesser period ended
   December 31, 2007 and
   2006....................    (37)   (6,292)
                            ======   =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                     The Universal
                                                     Institutional
                              Rydex Variable Trust    Funds, Inc.          Van Kampen Life Investment Trust
                            -----------------------  ------------- ------------------------------------------------
                                                      Equity and
                                                        Income
                                                     Portfolio --                               Strategic Growth
                                                       Class II      Comstock Portfolio --        Portfolio --
                                    OTC Fund            Shares          Class II Shares          Class II Shares
                            -----------------------  ------------- ------------------------  ----------------------
                                                      Period from
                                   Year ended          May 1 to           Year ended               Year ended
                                  December 31,       December 31,        December 31,             December 31,
                            -----------------------  ------------- ------------------------  ----------------------
                                2007        2006         2007          2007         2006        2007        2006
                            -----------  ----------  ------------- -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $  (133,967)   (167,755)     (24,612)      (82,687)     799,118    (175,607)   (168,025)
 Net realized gain
   (loss) on investments...     805,687     343,086      (18,939)    3,168,859    2,807,021     555,865     359,618
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............     637,610     267,012      (87,680)  (11,011,500)   5,390,986   1,196,588     (69,257)
 Capital gain
   distributions...........          --          --       25,537     2,373,564    4,341,644          --          --
                            -----------  ----------    ---------   -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations............   1,309,330     442,343     (105,694)   (5,551,764)  13,338,769   1,576,846     122,336
                            -----------  ----------    ---------   -----------  -----------  ----------  ----------
From capital
 transactions:
 Net premiums..............     188,641     410,878    6,224,049    25,192,684   15,172,702     159,511     982,606
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity:
   Death benefits..........     (41,472)    (30,502)          --      (153,667)    (487,506)    (54,246)    (36,646)
   Surrenders..............  (1,188,962)   (797,877)     (66,487)   (9,246,388)  (4,716,386)   (703,098)   (542,959)
   Cost of insurance and
    administrative
    expense (note 4a)......     (22,376)    (20,537)          --      (309,609)    (240,424)    (34,741)    (30,651)
   Capital contribution
    (withdrawal)...........          --          --           --            --           --          --          --
   Transfers (to) from
    the Guarantee Account..     813,456     298,093       17,322     3,535,043    3,393,107     634,991     732,138
   Transfers (to) from
    other subaccounts......  (1,742,647) (5,411,061)   1,016,287     6,665,072   (2,721,015) (1,258,626)   (907,313)
                            -----------  ----------    ---------   -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital
     transactions
     (note 5)..............  (1,993,360) (5,551,006)   7,191,171    25,683,135   10,400,478  (1,256,209)    197,175
                            -----------  ----------    ---------   -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets................    (684,030) (5,108,663)   7,085,477    20,131,371   23,739,247     320,637     319,511
Net assets at beginning
 of year...................  10,117,894  15,226,557           --   111,331,376   87,592,129  11,110,932  10,791,421
                            -----------  ----------    ---------   -----------  -----------  ----------  ----------
Net assets at end of
 period.................... $ 9,433,864  10,117,894    7,085,477   131,462,747  111,331,376  11,431,569  11,110,932
                            ===========  ==========    =========   ===========  ===========  ==========  ==========
Changes in units
 (note 5):
 Units purchased...........     540,660   1,433,363      992,545     5,495,932    3,554,438     105,852     235,203
 Units redeemed............  (1,029,503) (2,522,487)    (262,555)   (3,349,890)  (2,767,353)   (218,709)   (230,030)
                            -----------  ----------    ---------   -----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the years or
   lesser period ended
   December 31, 2007 and
   2006....................    (488,843) (1,089,124)     729,990     2,146,042      787,085    (112,857)      5,173
                            ===========  ==========    =========   ===========  ===========  ==========  ==========


                            XTF Advisors Trust
                            -------------------



                            ETF 60 Portfolio --
                              Class II Shares
                            -------------------
                                Period from
                                 May 1 to
                               December 31,
                            -------------------
                                   2007
                            -------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............        (69,679)
 Net realized gain
   (loss) on investments...         (6,964)
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............        (96,032)
 Capital gain
   distributions...........             --
                                 ---------
    Increase (decrease)
     in net assets from
     operations............       (172,675)
                                 ---------
From capital
 transactions:
 Net premiums..............      8,364,944
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity:
   Death benefits..........             --
   Surrenders..............         13,685
   Cost of insurance and
    administrative
    expense (note 4a)......             --
   Capital contribution
    (withdrawal)...........             --
   Transfers (to) from
    the Guarantee Account..        (12,412)
   Transfers (to) from
    other subaccounts......        145,347
                                 ---------
    Increase (decrease)
     in net assets from
     capital
     transactions
     (note 5)..............      8,511,564
                                 ---------
Increase (decrease) in
 net assets................      8,338,889
Net assets at beginning
 of year...................             --
                                 ---------
Net assets at end of
 period....................      8,338,889
                                 =========
Changes in units
 (note 5):
 Units purchased...........      1,403,053
 Units redeemed............       (553,653)
                                 ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the years or
   lesser period ended
   December 31, 2007 and
   2006....................        849,400
                                 =========

                See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2007

(1)Description of Entity

   Genworth Life & Annuity VA Separate Account 1 ("Separate Account") is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. The Separate Account has subaccounts that currently invest in open-ended mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. They are sold to GLAIC, and the Portfolios may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple Subaccounts of the Separate Account available under each contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. Nonetheless, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities for GLAIC's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for all amounts allocated to the Separate Account.

   On April 28, 2007, the Legg Mason Partners Variable Portfolios I,
Inc. -- Legg Mason Partners Variable All Cap Portfolio -- Class II shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio -- Class I shares and the values presented in the Statement of Operations for the full year ended December 31, 2007 and the Statement of Changes in Net Assets for the years ended
December 31, 2007 and 2006 are reflective of the combined values from both funds. The Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio -- Class I shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio -- Class I shares and the values presented in the Statement of Operations for the full year ended December 31, 2007 and the Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006 are reflective of the combined values from both funds. The Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio -- Class II shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio -- Class II shares and the values presented in the Statement of Operations for the full year ended December 31, 2007 and the Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006 are reflective of the combined values from both funds. The Legg Mason Partners Variable Portfolios II -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth
Portfolio -- Class II shares and the values presented in the Statement of Operations for the full year ended December 31, 2007 and the Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006 are reflective of the combined values from both funds.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007


   The following portfolios are not available to contracts issued on or after May 1, 2007:

Legg Mason Partners Variable Equity Trust -- Legg Mason      Van Kampen Life Investment Trust -- Strategic Growth
  Partners Variable Capital and Income Portfolio -- Class II   Portfolio -- Class II Shares

   On May 1, 2006, the AIM Variable Insurance Funds -- AIM V.I. Growth
Fund -- Series I shares and the AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I shares were both merged into the AIM Variable Insurance Funds -- AIM V.I. Capital Appreciation Fund -- Series I shares and the values presented in the Statement of Changes for the year ended December 31, 2006 is reflective of the combined values of all three funds. AIM Variable Insurance Funds -- AIM V.I. Premier Equity Fund -- Series I shares merged into the AIM Variable Insurance Funds -- AIM V.I. Core Equity
Fund -- Series I shares on May 1, 2006 shares and the values presented in the Statement of Changes for the year ended December 31, 2006 is reflective of the combined values from both funds. The AIM Variable Insurance Funds -- AIM V.I. Blue Chip Fund -- Series I shares merged into the AIM Variable Insurance
Funds -- AIM V.I. Large Cap Growth -- Series I shares effective June 9, 2006 and the AIM V.I. Large Cap Growth -- Series I shares values presented in the Statement of Changes for the year ended December 31, 2006 is reflective of the combined values from both funds.

   The Universal Institutional Funds, Inc. -- Equity and Income
Portfolio -- Class II Shares, Fidelity(R) Variable Insurance Products
Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2 and XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares were added to the Separate Account effective May 1, 2007.

   The Prudential Series Fund -- SP William Blair International Growth portfolio -- Class II Shares changed its name to The Prudential Series
Fund -- SP International Growth Portfolio -- Class II effective May 1, 2007.

   AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B and Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares were added to the Separate Account effective August 27, 2007.

   Effective May 1, 2006, the following portfolios were made available to the Separate Account:

AIM Variable Insurance Funds -- AIM V.I. Large Cap           JPMorgan Insurance Trust -- JPMorgan Insurance Trust
  Growth -- Series I shares                                    Diversified Mid Cap Growth Portfolio 1
Fidelity(R) Variable Insurance Products Fund -- VIP          JPMorgan Insurance Trust -- JPMorgan Insurance Trust Equity
  Balanced Portfolio -- Service Class 2                        Index Portfolio 1
Franklin Templeton Variable Insurance Products               JPMorgan Insurance Trust -- JPMorgan Insurance Trust
  Trust -- Templeton Growth Securities Fund -- Class 2         Government Bond Portfolio 1
  Shares                                                     JPMorgan Insurance Trust -- JPMorgan Insurance Trust
JPMorgan Insurance Trust -- JPMorgan Insurance Trust           Intrepid Mid Cap Portfolio 1
  Balanced Portfolio 1                                       JPMorgan Insurance Trust -- JPMorgan Insurance Trust
JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core      Intrepid Growth Portfolio 1
  Bond Portfolio 1
JPMorgan Insurance Trust -- JPMorgan Insurance Trust
  Diversified Equity Portfolio 1

   Effective May 1, 2006, GE Investments Funds, Inc., adopted a multiple class plan for the Total Return Fund. Under this plan, shares outstanding on May 1, 2006 were re-designated Class 1 shares and will remain an investment option for contracts issued before May 1, 2006. For contracts issued on or after May 1, 2006, the subaccount will invest in Class 3 shares.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007


   The following portfolios are not available to contracts issued on or after May 1, 2006:

Fidelity(R) Variable Insurance Products Fund -- VIP Asset    J.P. Morgan Series Trust II -- Mid Cap Value Portfolio
  Manager/SM/ Portfolio -- Service Class 2                   J.P. Morgan Series Trust II -- Small Company Portfolio
Goldman Sachs Variable Insurance Trust -- Goldman Sachs Mid  J.P. Morgan Series Trust II -- U.S. Large Cap Core Equity
  Cap Value Fund                                               Portfolio
J.P. Morgan Series Trust II -- Bond Portfolio                MFS(R) Variable Insurance Trust -- MFS(R) New Discovery
J.P. Morgan Series Trust II -- International Equity            Series -- Service Class Shares
  Portfolio

   Janus Aspen Series -- International Growth Portfolio -- Service Shares is not available for new premium or transfers on or after November 15, 2004.

   The following portfolios are not available to contracts issued on or after May 1, 2003:

Dreyfus -- The Dreyfus Socially Responsible Growth Fund,     Janus Aspen Series -- Mid Cap Growth Portfolio --  Service
  Inc. -- Initial Shares                                       Shares
Janus Aspen Series -- Global Life Sciences Portfolio --      Janus Aspen Series -- Worldwide Growth Portfolio --
   Service Shares                                               Service Shares
Janus Aspen Series -- Global Technology Portfolio --         PIMCO Variable Insurance Trust -- Foreign Bond Portfolio
   Service Shares                                              (U.S. Dollar Hedged) -- Administrative Class Shares
Janus Aspen Series -- Large Cap Growth Portfolio --
   Service Shares

   As of December 31, 2007, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio 1 and The Prudential Series Fund -- Equity Portfolio -- Class II were available, but not shown on the statements due to not having any activity since its inception.

   All designated portfolios described above are series type mutual funds.

(2)Summary of Significant Accounting Policies

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

  (b) Investments

   Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the Valuation Day (as defined in the definition section of the prospectus) the request for purchase or redemption is received while income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (c) Unit Classes

   There are several unit classes of Subaccounts based on the annuity contract through which the Subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

footnote 4 (a) below. Form numbers P1140, P1142, P1143, P1150 and P1153 are no longer available for sale, although additional premium payments may still be accepted under the terms of the contracts.

  (d) Federal Income Taxes

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

(3)Purchases and Sales of Investments

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year ended December 31, 2007 were:

                                                                   Cost of     Proceeds
                                                                    Shares       from
Fund/Portfolio                                                     Acquired   Shares Sold
--------------                                                   ------------ ------------
AIM Variable Insurance Funds
 AIM V.I. Basic Value Fund -- Series II shares.................. $  9,308,426 $ 12,333,751
 AIM V.I. Capital Appreciation Fund -- Series I shares..........    1,588,337    9,085,661
 AIM V.I. Capital Development Fund -- Series I shares...........        9,320        5,806
 AIM V.I. Core Equity Fund -- Series I shares...................    2,240,734    8,577,172
 AIM V.I. Global Real Estate Fund -- Series II shares...........      354,509      109,614
 AIM V.I. Government Securities Fund -- Series I shares.........       32,026       26,537
 AIM V.I. International Growth Fund -- Series II shares.........   91,470,498   53,308,606
 AIM V.I. Large Cap Growth Fund -- Series I shares..............          908        2,590
 AIM V.I. Technology Fund -- Series I shares....................           61           84
 AIM V.I. Utilities Fund -- Series I shares.....................          310        5,821
Alger American Fund
 Alger American Growth Portfolio -- Class O Shares..............    5,610,395   28,609,253
 Alger American Small Capitalization Portfolio -- Class O Shares   11,489,935   30,985,523
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B    8,022,299      816,832
 AllianceBernstein Global Technology Portfolio -- Class B.......   10,800,422    9,313,554
 AllianceBernstein Growth and Income Portfolio -- Class B.......   32,856,672   63,037,773
 AllianceBernstein International Value Portfolio -- Class B.....  191,869,321  110,301,418
 AllianceBernstein Large Cap Growth Portfolio -- Class B........    2,557,744    9,451,277
 AllianceBernstein Small Cap Growth Portfolio -- Class B........    9,531,557    6,711,914
American Century Variable Portfolios, Inc.
 VP Income & Growth Fund -- Class I.............................       23,539       24,806
 VP International Fund -- Class I...............................    4,815,451    3,430,729
 VP Ultra(R) Fund -- Class I....................................        2,609       12,886
 VP Value Fund -- Class I.......................................      503,904      544,077
American Century Variable Portfolios II, Inc.
 VP Inflation Protection Fund -- Class II.......................    3,220,821    3,080,262
BlackRock Variable Series Funds, Inc.
 BlackRock Basic Value V.I. Fund -- Class III...................   12,989,421    6,418,061
 BlackRock Global Allocation V.I. Fund -- Class III.............  337,642,353  130,236,607

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                                                 Cost of     Proceeds
                                                                                  Shares       from
Fund/Portfolio                                                                   Acquired   Shares Sold
--------------                                                                 ------------ ------------
 BlackRock Large Cap Growth V.I. Fund -- Class III............................ $  2,321,879 $  2,224,678
 BlackRock Value Opportunities V.I. Fund -- Class III.........................    9,541,951    3,026,461
Columbia Funds Variable Insurance Trust I
 Columbia Marsico Growth Fund, Variable Series -- Class A.....................   23,513,836   18,675,688
 Columbia Marsico International Opportunities Fund, Variable Series -- Class B  102,279,249   78,458,108
Dreyfus
 Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares....       22,209       18,628
 Dreyfus Variable Investment Fund -- Money Market Portfolio...................    3,028,733    2,913,250
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares.........       91,802      798,814
DWS Variable Series II
 DWS Dreman High Return Equity VIP -- Class B Shares..........................       16,241        9,864
 DWS Dreman Small Mid Cap Value VIP -- Class B Shares.........................       30,750        3,823
 DWS Technology VIP -- Class B Shares.........................................        1,054          775
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund.................................................   59,742,328   38,640,776
 VT Worldwide Health Sciences Fund............................................    2,850,457    4,556,435
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2...........................................    2,162,491    1,957,485
Federated Insurance Series
 Federated American Leaders Fund II -- Primary Shares.........................    7,316,179   13,577,506
 Federated Capital Income Fund II.............................................    2,712,305    6,512,118
 Federated High Income Bond Fund II -- Primary Shares.........................   19,090,796   27,276,030
 Federated High Income Bond Fund II -- Service Shares.........................   27,954,463   29,795,817
 Federated Kaufmann Fund II -- Service Shares.................................   18,964,689   19,296,047
Fidelity(R) Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class.............................   15,357,487   30,466,818
 VIP Asset Manager/SM/ Portfolio -- Service Class 2...........................    7,746,984    8,550,025
 VIP Balanced Portfolio -- Service Class 2....................................   65,377,966   28,526,559
 VIP Contrafund(R) Portfolio -- Initial Class.................................  117,680,633  129,752,025
 VIP Contrafund(R) Portfolio -- Service Class 2...............................  181,160,305  101,048,340
 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2................    1,984,825    2,497,878
 VIP Equity-Income Portfolio -- Initial Class.................................   63,185,586  123,480,172
 VIP Equity-Income Portfolio -- Service Class 2...............................   87,829,577   69,451,319
 VIP Growth & Income Portfolio -- Initial Class...............................    7,796,539   22,136,609
 VIP Growth & Income Portfolio -- Service Class 2.............................    7,162,620    9,788,099
 VIP Growth Opportunities Portfolio -- Initial Class..........................    3,760,219    8,163,481
 VIP Growth Portfolio -- Initial Class........................................   13,280,121   50,772,877
 VIP Growth Portfolio -- Service Class 2......................................   24,549,133   25,484,020
 VIP Investment Grade Bond Portfolio -- Service Class 2.......................   38,749,747   11,172,450
 VIP Mid Cap Portfolio -- Initial Class.......................................        7,678       18,137
 VIP Mid Cap Portfolio -- Service Class 2.....................................   86,801,119  101,465,926
 VIP Overseas Portfolio -- Initial Class......................................   22,198,341   33,396,146
 VIP Value Strategies Portfolio -- Service Class 2............................   14,807,984   11,244,412
Franklin Templeton Variable Insurance Products Trust
 Franklin Income Securities Fund -- Class 2 Shares............................  762,173,112  389,620,529
 Franklin Large Cap Growth Securities Fund -- Class 2 Shares..................    2,119,982    2,508,806
 Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares......   84,977,382   11,739,756

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                              Cost of      Proceeds
                                                               Shares        from
Fund/Portfolio                                                Acquired    Shares Sold
--------------                                             -------------- ------------
 Mutual Shares Securities Fund -- Class 2 Shares.......... $   57,626,184 $ 50,779,049
 Templeton Foreign Securities Fund -- Class 1 Shares......      9,196,446    9,893,525
 Templeton Foreign Securities Fund -- Class 2 Shares......      5,410,683    3,615,739
 Templeton Global Asset Allocation Fund -- Class 2 Shares.         85,837        8,584
 Templeton Global Income Securities Fund -- Class 1 Shares      2,289,679    3,543,251
 Templeton Growth Securities Fund -- Class 2 Shares.......     21,599,295    8,103,344
GE Investments Funds, Inc.
 Income Fund..............................................     60,461,960   89,043,556
 International Equity Fund................................     43,565,047   43,731,994
 Mid-Cap Equity Fund......................................     63,200,089   67,429,576
 Money Market Fund........................................    748,016,183  690,186,890
 Premier Growth Equity Fund...............................     13,738,334   26,408,749
 Real Estate Securities Fund..............................     66,286,253   92,658,562
 S&P 500(R) Index Fund....................................     82,433,804  143,548,140
 Small-Cap Equity Fund....................................     40,126,753   49,744,999
 Total Return Fund -- Class 1 Shares......................    391,091,022  324,181,874
 Total Return Fund -- Class 3 Shares......................  1,113,123,561  464,179,637
 U.S. Equity Fund.........................................     17,331,267   36,164,275
 Value Equity Fund........................................      9,083,775    9,653,726
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund.....................     16,653,600   21,512,227
 Goldman Sachs Mid Cap Value Fund.........................     52,463,918   79,658,157
J.P. Morgan Series Trust II
 Bond Portfolio...........................................         64,554       42,912
 International Equity Portfolio...........................         21,947       28,058
 Mid Cap Value Portfolio..................................         28,609       19,040
 Small Company Portfolio..................................          1,666        6,187
 U.S. Large Cap Core Equity Portfolio.....................            250        5,467
Janus Aspen Series
 Balanced Portfolio -- Institutional Shares...............     17,455,193   78,760,646
 Balanced Portfolio -- Service Shares.....................     52,748,213   52,327,687
 Fundamental Equity Portfolio -- Institutional Shares.....          6,960        3,617
 Flexible Bond Portfolio -- Institutional Shares..........      4,465,919   12,027,689
 Forty Portfolio -- Institutional Shares..................     12,127,661   38,138,338
 Forty Portfolio -- Service Shares........................     72,919,368   52,551,576
 Global Life Sciences Portfolio -- Service Shares.........      3,388,238    7,343,602
 Global Technology Portfolio -- Service Shares............      3,832,052    5,734,881
 International Growth Portfolio -- Institutional Shares...     44,369,897   84,025,561
 International Growth Portfolio -- Service Shares.........        704,968    8,710,047
 Large Cap Growth Portfolio -- Institutional Shares.......      6,336,511   37,586,509
 Large Cap Growth Portfolio -- Service Shares.............        689,719    3,936,341
 Mid Cap Growth Portfolio -- Institutional Shares.........      9,452,321   33,864,750
 Mid Cap Growth Portfolio -- Service Shares...............      3,738,434    7,535,639
 Worldwide Growth Portfolio -- Institutional Shares.......     13,193,328   51,503,873
 Worldwide Growth Portfolio -- Service Shares.............      4,915,642    9,109,156
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core Bond Portfolio 1...........      4,702,644    3,946,532

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                                              Cost of       Proceeds
                                                                               Shares         from
Fund/Portfolio                                                                Acquired     Shares Sold
--------------                                                              ------------ ------------
 JPMorgan Insurance Trust Diversified Equity Portfolio 1................... $  1,098,735 $    389,832
 JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1...........       13,761        2,193
 JPMorgan Insurance Trust Equity Index Portfolio 1.........................      845,454      302,267
 JPMorgan Insurance Trust Government Bond Portfolio 1......................    4,606,995    3,955,498
 JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1.....................    1,128,524      400,294
 JPMorgan Insurance Trust Intrepid Growth Portfolio 1......................    1,369,642      518,407
Legg Mason Partners Variable Equity Trust
 Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II......    4,456,974    4,831,879
 Legg Mason Partners Variable Capital and Income Portfolio -- Class I......   23,856,516   24,697,725(a)
 Legg Mason Partners Variable Capital and Income Portfolio -- Class II.....   28,466,310   24,093,385(b)
 Legg Mason Partners Variable Fundamental Value Portfolio -- Class I.......   39,195,801   40,615,346(c)
 Legg Mason Partners Variable Investors Portfolio -- Class I...............    3,459,826   12,972,817
Legg Mason Partners Variable Income Trust
 Legg Mason Partners Variable Strategic Bond Portfolio -- Class I..........    5,247,060   11,445,025
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series -- Service Class Shares..............    2,130,956    6,140,224
 MFS(R) Investors Trust Series -- Service Class Shares.....................    1,234,174    5,220,826
 MFS(R) New Discovery Series -- Service Class Shares.......................    6,927,326   13,554,999
 MFS(R) Strategic Income Series -- Service Class Shares....................       37,140        6,549
 MFS(R) Total Return Series -- Service Class Shares........................   54,456,373   32,189,251
 MFS(R) Utilities Series -- Service Class Shares...........................   29,063,192   29,259,066
Old Mutual Insurance Series Fund
 Old Mutual Growth II Portfolio............................................    1,175,925    3,669,133
 Old Mutual Large Cap Growth Portfolio.....................................      447,837    3,950,403
Oppenheimer Variable Account Funds
 Oppenheimer Balanced Fund/VA..............................................   12,722,975   20,141,270
 Oppenheimer Balanced Fund/VA -- Service Shares............................   32,810,588   21,362,737
 Oppenheimer Capital Appreciation Fund/VA..................................   10,567,267   40,169,641
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares................    9,644,016   10,799,582
 Oppenheimer Core Bond Fund/VA.............................................   13,430,908   19,039,708
 Oppenheimer Global Securities Fund/VA -- Service Shares...................   35,360,640   43,246,942
 Oppenheimer High Income Fund/VA...........................................    9,995,882   21,552,868
 Oppenheimer Main Street Fund/VA -- Service Shares.........................   40,174,577   68,791,514
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares...............   44,991,679   21,372,426
 Oppenheimer MidCap Fund/VA................................................    1,590,395   21,618,341
 Oppenheimer MidCap Fund/VA -- Service Shares..............................    1,251,641    2,539,544
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor Class Shares...............................   35,451,627   27,148,974
 Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares    2,258,635    3,629,207
 High Yield Portfolio -- Administrative Class Shares.......................   42,715,680   58,832,694
 Long-Term U.S. Government Portfolio -- Administrative Class Shares........   60,200,291   45,759,759
 Low Duration Portfolio -- Administrative Class Shares.....................  283,581,751  117,814,061
 Total Return Portfolio -- Administrative Class Shares.....................  187,480,242  219,596,597
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio -- Class II................................   64,315,306   56,481,298
 Jennison Portfolio -- Class II............................................      701,515      940,999
 Natural Resources Portfolio -- Class II...................................   48,045,893   24,663,423

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                           Cost of     Proceeds
                                                            Shares       from
Fund/Portfolio                                             Acquired   Shares Sold
--------------                                            ----------- -----------
 SP International Growth Portfolio -- Class II........... $    26,842 $    50,965
 SP Prudential U.S. Emerging Growth Portfolio -- Class II       2,181         830
Rydex Variable Trust
 OTC Fund................................................   2,895,377   5,007,313
The Universal Institutional Funds, Inc.
 Equity and Income Portfolio -- Class II Shares..........   9,725,961   2,540,975
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares...................  74,345,433  46,721,678
 Strategic Growth Portfolio -- Class II Shares...........   1,387,215   2,813,682
XTF Advisors Trust
 ETF 60 Portfolio -- Class II Shares.....................  13,554,526   5,142,378

--------
(a)Activity from Legg Mason Partners Variable Total Return Portfolio -- Class I is combined with Legg Mason Partners Variable Capital and Income Portfolio -- Class I
(b)Activity from Legg Mason Partners Variable Total Return Portfolio -- Class II is combined with Legg Mason Partners Variable Capital and Income Portfolio -- Class II
(c)Activity from Legg Mason Partners Variable All Cap Portfolio -- Class II is combined with Legg Mason Partners Variable Fundamental Value Portfolio -- Class I

(4)Related Party Transactions

  (a) Genworth Life and Annuity Insurance Company

   Net premium payments transferred from GLAIC to the Separate Account represent gross premium payments recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Some contracts permit contract owners to elect to allocate premium payments to a Guarantee Account that is part of the general account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the Subaccounts of the Separate Account and in certain instances transfer amounts from the Subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes as well as any additional benefits provided under the contract, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. Other charges assessed to cover certain other administrative expenses are assessed by the redemption of units. The fees are assessed on a daily basis through the daily net investment factor. Note (6) of these notes demonstrates the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

  (b) Receivable From Affiliate

   Receivable from affiliate represents receivables from GLAIC attributable to decreases in share values between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007


  (c) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GLAIC.

  (d) Capitalization

   Affiliates of the Separate Account have capitalized certain portfolios of GE Investment Funds, Inc.

  (e) Bonus Credit

   For contract P1152, transfers from the general account for payments by GLAIC in the form of bonus credits include approximately $15.1 million and $3.0 million for the periods ended December 31, 2007 and 2006.

  (f) Capital Brokerage Corporation

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"), formerly NASD, Inc. CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

(5)Capital Transactions

   All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. Portfolio dividends or portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by Subaccount from capital transactions for the years or lesser periods ended December 31, 2007 and 2006 are reflected in the Statements of Changes in Net Assets.

(6)Financial Highlights

   GLAIC offers several variable annuity products through the Subaccounts that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values and total returns. A summary by Subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended
December 31, 2007, 2006, 2005, 2004 and 2003 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2006 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return. Financial highlights are only disclosed for Subaccounts that had outstanding units as of December 31, 2007 and were available to contract owners during 2007.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                Expenses as a                                      Investment
                                % of Average                            Net Assets   Income          Total
                                Net Assets(1)    Units     Unit Value      000s     Ratio(2)       Return(3)
                                -------------- --------- -------------- ---------- ---------- -------------------
AIM Variable Insurance Funds
 AIM V.I. Basic Value Fund --
   Series II shares
   2007........................ 1.45% to 2.30% 1,659,393 16.29 to 11.47   25,722      0.36%   (0.11)% to  (0.98)%
   2006........................ 1.45% to 2.30% 1,909,128 16.31 to 11.58   29,813      0.41%    11.31% to   10.35%
   2005........................ 1.45% to 2.30% 1,925,238 14.65 to 10.50   27,322      0.49%     8.28% to    3.12%
   2004........................ 1.45% to 2.20% 1,659,147 14.10 to 10.41   22,898      0.00%     9.23% to    4.07%
   2003........................ 1.45% to 1.70%   592,425 12.91 to 12.89    7,644      0.00%    29.08% to   28.86%
 AIM V.I. Capital Appreciation
   Fund -- Series I shares
   2007........................ 0.75% to 2.10% 3,057,845  8.19 to 12.23   25,929      0.00%    11.17% to    9.65%
   2006........................ 0.75% to 2.30% 3,971,594  7.37 to 11.01   30,220      0.06%     5.51% to    3.86%
   2005........................ 0.75% to 2.10% 3,102,434 13.83 to  6.53   22,640      0.06%    15.23% to    6.56%
   2004........................ 0.75% to 2.10% 3,462,258 12.90 to  6.11   23,540      0.00%     5.83% to    0.58%
   2003........................ 0.75% to 1.70% 3,508,424 12.27 to  5.83   22,093      0.00%    28.55% to   22.74%
 AIM V.I. Capital Development
   Fund -- Series I shares
   2007........................ 0.75% to 0.75%     1,328 16.10 to 16.10       21      3.05%    10.01% to   10.01%
   2006........................ 0.75% to 0.75%     1,195 14.64 to 14.64       17      0.12%    15.65% to   15.65%
   2005........................ 0.75% to 0.75%       974 12.66 to 12.66       12      0.00%     8.79% to    8.79%
   2004........................ 0.75% to 0.75%       772 11.64 to 11.64        9      0.00%    14.63% to   14.63%
   2003........................ 0.75% to 0.75%       506 10.15 to 10.15        5      0.00%    34.34% to   34.34%
 AIM V.I. Core Equity Fund --
   Series I shares
   2007........................ 0.75% to 2.30% 2,208,336 10.14 to 11.35   25,386      1.02%     7.30% to    5.62%
   2006........................ 0.75% to 0.75% 2,749,575  9.45 to  9.45   29,700      0.81%    15.83% to   15.83%
   2005........................ 0.75% to 0.75%       283  8.16 to  8.16        2      0.84%     4.52% to    4.52%
   2004........................ 0.75% to 0.75%       625  7.80 to  7.80        5      1.57%     8.15% to    8.15%
   2003........................ 0.75% to 0.75%       194  7.21 to  7.21        1      0.62%    23.48% to   23.48%
 AIM V.I. Global Real Estate
   Fund -- Series II shares
   2007........................ 1.45% to 2.20%    17,946 14.96 to 11.71      242     10.30%   (7.14)% to  (7.85)%
   2006........................ 1.45% to 2.05%     2,948 16.11 to 14.94       47      2.29%    40.18% to   39.33%
   2005........................ 1.45% to 1.45%       608 11.49 to 11.49        7      2.92%    14.89% to   14.89%
 AIM V.I. Government Securities
   Fund -- Series I shares
   2007........................ 0.75% to 0.75%     1,558 13.43 to 13.43       21      5.18%     5.54% to    5.54%
   2006........................ 0.75% to 0.75%     1,223 12.72 to 12.72       16      7.79%     2.78% to    2.78%
   2005........................ 0.75% to 0.75%       945 12.38 to 12.38       12      3.28%     0.90% to    0.90%
   2004........................ 0.75% to 0.75%       241 12.27 to 12.27        3      0.08%     1.79% to    1.79%
   2003........................ 0.75% to 0.75%    36,083 12.05 to 12.05      435      4.30%     0.31% to    0.31%
 AIM V.I. International Growth
   Fund -- Series II shares
   2007........................ 1.45% to 2.55% 5,648,638 17.52 to 10.34   89,441      0.47%    12.75% to    5.07%
   2006........................ 1.45% to 2.30% 2,947,792 15.54 to 13.39   43,431      1.38%    26.03% to   24.95%
   2005........................ 1.45% to 2.30% 1,071,925 12.33 to 10.72   13,152      1.31%    18.94% to    7.20%
   2004........................ 1.45% to 2.20%    48,431 10.63 to 10.62      516      0.62%     6.29% to    6.19%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                   Expenses as a                                       Investment
                                   % of Average                             Net Assets   Income         Total
                                   Net Assets(1)    Units      Unit Value      000s     Ratio(2)      Return(3)
                                   -------------- ---------- -------------- ---------- ---------- ------------------
 AIM V.I. Large Cap Growth
   Fund -- Series I shares
   2007........................... 1.45% to 1.45%      2,692 11.63 to 11.63       31      0.03%   13.96% to   13.96%
   2006........................... 1.45% to 2.20%      2,805 10.20 to 10.15       29      0.22%    2.03% to    1.51%
   2005........................... 1.45% to 1.45%        312 12.36 to 12.36        4      0.72%    2.00% to    2.00%
 AIM V.I. Technology Fund --
   Series I shares
   2007........................... 0.75% to 0.75%      3,184  3.55 to  3.55       11      0.00%    6.89% to    6.89%
   2006........................... 0.75% to 0.75%      3,165  3.32 to  3.32       11      0.00%    9.66% to    9.66%
   2005........................... 0.75% to 0.75%      3,126  3.03 to  3.03        9      0.00%    1.41% to    1.41%
   2004........................... 0.75% to 0.75%      3,126  2.99 to  2.99        9      0.00%    3.98% to    3.98%
   2003........................... 0.75% to 0.75%     39,843  2.87 to  2.87      114      0.00%   51.24% to   51.24%
 AIM V.I. Utilities Fund -- Series
   I shares
   2007........................... 0.75% to 0.75%        290 12.82 to 12.82        4      2.00%   19.73% to   19.73%
   2006........................... 0.75% to 0.75%        817 10.71 to 10.71        9      3.28%   24.52% to   24.52%
   2005........................... 0.75% to 0.75%        796  8.60 to  8.60        7      2.38%   15.96% to   15.96%
   2004........................... 0.75% to 0.75%        292  7.41 to  7.41        2      3.23%   23.58% to   23.58%
   2003........................... 0.75% to 0.75%        292  6.00 to  6.00        2      1.55%   18.14% to   18.14%
Alger American Fund
 Alger American Growth Portfolio
   -- Class O Shares
   2007........................... 1.15% to 1.60%  4,954,536 24.02 to 10.59   77,447      0.35%   18.56% to   18.02%
   2006........................... 1.15% to 1.60%  6,423,326 20.26 to  8.97   85,861      0.13%    3.94% to    3.47%
   2005........................... 1.15% to 1.60%  8,119,602 19.49 to  8.67  106,661      0.24%   10.75% to   10.25%
   2004........................... 1.15% to 1.60% 10,617,105 17.60 to  7.87  127,650      0.00%    4.28% to    3.81%
   2003........................... 1.15% to 1.60% 13,082,835 16.87 to  7.58  152,983      0.00%   33.61% to   33.01%
 Alger American Small
   Capitalization Portfolio --
   Class O Shares
   2007........................... 1.15% to 1.60%  4,556,709 16.22 to 12.45   65,664      0.00%   15.89% to   15.36%
   2006........................... 1.15% to 1.60%  5,906,690 14.00 to 10.79   73,631      0.00%   18.64% to   18.10%
   2005........................... 1.15% to 1.60%  7,118,172 11.80 to  9.14   75,448      0.00%   15.54% to   15.02%
   2004........................... 1.15% to 1.60%  8,684,546 10.21 to  7.94   80,359      0.00%   15.23% to   14.71%
   2003........................... 1.15% to 1.60% 10,118,181  8.86 to  6.93   81,579      0.00%   40.71% to   40.07%
AllianceBernstein Variable
  Products Series Fund, Inc.
 AllianceBernstein Balanced
   Wealth Strategy Portfolio --
   Class B
   2007........................... 1.45% to 2.55%    724,121 10.19 to 10.15    7,350      0.00%    5.66% to    4.49%
 AllianceBernstein Global
   Technology Portfolio -- Class B
   2007........................... 1.45% to 2.10%    367,210 17.60 to 12.49    6,431      0.00%   18.15% to   17.36%
   2006........................... 1.45% to 2.30%    279,527 14.90 to 11.26    4,147      0.00%    6.81% to    5.90%
   2005........................... 1.45% to 2.10%    292,803 14.21 to 10.03    4,067      0.00%    2.15% to    1.48%
   2004........................... 1.45% to 2.10%    304,642 13.94 to  9.88    4,153      0.00%    3.56% to  (1.20)%
   2003........................... 1.45% to 1.70%    206,299 13.50 to 13.17    2,723      0.00%   41.35% to   31.70%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                 Expenses as a                                       Investment
                                 % of Average                             Net Assets   Income          Total
                                 Net Assets(1)    Units      Unit Value      000s     Ratio(2)       Return(3)
                                 -------------- ---------- -------------- ---------- ---------- -------------------
 AllianceBernstein Growth and
   Income Portfolio -- Class B
   2007......................... 1.15% to 2.30% 10,474,263 16.79 to 12.28  151,327      1.54%     3.65% to    2.44%
   2006......................... 1.15% to 2.30% 13,122,419 16.20 to 11.99  183,423      1.15%    15.64% to   14.30%
   2005......................... 1.15% to 2.30% 14,848,760 14.01 to 10.49  180,466      1.27%     6.20% to    2.30%
   2004......................... 1.15% to 2.20% 16,020,295 13.55 to 10.48  188,515      0.74%     9.94% to    4.80%
   2003......................... 1.15% to 1.70% 15,496,782 12.32 to 10.45  165,633      0.82%    30.20% to   22.99%
 AllianceBernstein International
   Value Portfolio -- Class B
   2007......................... 1.45% to 2.55% 12,061,917 16.77 to  9.83  180,154      2.45%     4.04% to  (2.59)%
   2006......................... 1.45% to 2.30%  6,462,121 16.12 to 14.06   98,953      1.37%    33.17% to   32.02%
   2005......................... 1.45% to 2.30%  1,821,627 12.10 to 10.65   21,933      0.96%    18.49% to    6.50%
   2004......................... 1.45% to 2.10%     60,435 10.54 to 10.53      638      0.00%     5.40% to    5.31%
 AllianceBernstein Large Cap
   Growth Portfolio -- Class B
   2007......................... 1.45% to 2.30%  3,521,483 15.23 to 11.77   29,206      0.00%    11.96% to   10.99%
   2006......................... 1.45% to 2.30%  4,382,691 13.61 to 10.61   32,212      0.00%   (2.08)% to  (2.92)%
   2005......................... 1.45% to 2.30%  4,758,699 13.90 to  6.45   35,074      0.00%    13.18% to    9.26%
   2004......................... 1.45% to 2.10%  5,055,815 12.28 to  5.71   32,416      0.00%     9.15% to    3.28%
   2003......................... 1.45% to 1.70%  5,079,878 11.50 to  5.36   29,688      0.00%    21.52% to   14.99%
 AllianceBernstein Small Cap
   Growth Portfolio -- Class B
   2007......................... 1.45% to 1.70%  1,047,111 10.59 to 10.19   11,344      0.00%    12.04% to   11.75%
   2006......................... 1.50% to 1.70%    781,360  9.24 to  9.12    7,654      0.00%     8.85% to    8.63%
   2005......................... 1.50% to 1.70%    818,120 10.29 to  8.39    7,351      0.00%     3.29% to    3.08%
   2004......................... 1.50% to 1.70%  1,213,833  9.97 to  8.14   10,540      0.00%    12.67% to   12.44%
   2003......................... 1.50% to 1.70%  1,099,505  8.85 to  7.24    8,486      0.00%    46.45% to   46.15%
American Century Variable
  Portfolios, Inc.
 VP Income & Growth Fund --
   Class I
   2007......................... 1.45% to 2.05%      9,983 16.14 to 11.54      132      1.83%   (1.52)% to  (2.13)%
   2006......................... 1.45% to 2.05%      9,996 16.39 to 11.79      136      1.21%    15.39% to   14.69%
   2005......................... 1.45% to 1.50%      2,822 14.38 to 14.20       41      0.56%     3.12% to    3.07%
   2004......................... 1.50% to 1.50%        239 13.95 to 13.95        3      1.47%    11.30% to   11.30%
   2003......................... 1.50% to 1.50%        247 12.54 to 12.54        3      0.20%    27.42% to   27.42%
 VP International Fund --
   Class I
   2007......................... 1.45% to 2.20%    205,260 22.80 to 12.42    3,331      0.58%    16.34% to   15.45%
   2006......................... 1.45% to 2.05%    111,161 19.60 to 13.06    1,556      0.06%    23.22% to   22.47%
   2005......................... 1.45% to 1.45%         60 15.91 to 15.91        1      0.00%    11.62% to   11.62%
 VP Ultra(R) Fund -- Class I
   2007......................... 1.45% to 2.05%      4,990 14.74 to 11.87       62      0.00%    19.25% to   18.52%
   2006......................... 1.45% to 2.05%      5,745 12.36 to 10.02       60      0.00%   (4.67)% to  (5.25)%
   2005......................... 1.45% to 1.85%      3,944 13.00 to 10.94       44      0.00%     9.40% to    0.64%
   2004......................... 1.45% to 1.50%        258 12.92 to 12.88        3      0.00%     9.07% to    9.01%
   2003......................... 1.50% to 1.50%        119 11.85 to 11.85        1      0.00%    23.03% to   23.03%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                 Expenses as a                                       Investment
                                 % of Average                             Net Assets   Income          Total
                                 Net Assets(1)    Units      Unit Value      000s     Ratio(2)       Return(3)
                                 -------------- ---------- -------------- ---------- ---------- -------------------
 VP Value Fund -- Class I
   2007......................... 1.45% to 2.10%     14,003 15.84 to 10.37      212      6.30%   (6.52)% to  (7.14)%
   2006......................... 1.45% to 2.05%     22,032 16.94 to 12.27      308      2.37%    16.94% to   16.23%
   2005......................... 1.45% to 1.45%      2,335 14.49 to 14.49       34      5.94%     3.51% to    3.51%
   2004......................... 1.45% to 1.45%      1,208 14.00 to 14.00       17      0.00%    12.68% to   12.68%
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection Fund --
   Class II
   2007......................... 1.45% to 2.30%    387,959 10.76 to 10.61    4,157      4.68%     7.91% to    6.98%
   2006......................... 1.45% to 2.30%    389,505  9.97 to  9.92    3,877      3.38%     0.11% to  (0.75)%
   2005......................... 1.45% to 2.30%    170,088 10.00 to  9.91    1,693      3.74%     0.00% to  (0.89)%
BlackRock Variable Series Funds,
  Inc.
 BlackRock Basic Value V.I.
   Fund -- Class III
   2007......................... 1.45% to 2.30%  1,229,722 13.19 to 12.34   16,049      2.41%     0.05% to  (0.82)%
   2006......................... 1.45% to 2.30%  1,008,415 13.18 to 12.44   13,161      4.05%    19.84% to   18.81%
   2005......................... 1.45% to 2.30%    524,088 11.00 to 10.47    5,730      0.39%     7.36% to    0.37%
   2004......................... 1.45% to 2.20%    242,570 10.88 to 10.82    2,635      2.26%     8.78% to    8.23%
 BlackRock Global Allocation
   V.I. Fund -- Class III
   2007......................... 1.45% to 2.55% 20,599,329 14.61 to 10.93  265,528      5.93%    15.05% to   14.10%
   2006......................... 1.45% to 2.30%  5,164,141 12.69 to 11.78   60,201      9.12%    14.72% to   13.74%
   2005......................... 1.45% to 2.20%     92,490 11.07 to 11.01    1,024      0.00%    10.65% to   10.09%
 BlackRock Large Cap Growth
   V.I. Fund -- Class III
   2007......................... 1.45% to 2.10%    245,703 13.27 to 12.95    3,246      0.06%     6.49% to    5.79%
   2006......................... 1.45% to 2.30%    234,288 12.46 to 11.34    2,912      0.06%     5.34% to    4.43%
   2005......................... 1.45% to 2.10%    104,238 11.83 to 11.70    1,231      0.00%     8.87% to    8.16%
   2004......................... 1.45% to 1.85%     34,647 10.86 to 10.83      375      0.17%     8.65% to    8.35%
 BlackRock Value Opportunities
   V.I. Fund -- Class III
   2007......................... 1.45% to 2.30%    575,082 13.12 to 11.20    7,408      5.34%   (2.59)% to  (3.43)%
   2006......................... 1.45% to 2.30%    543,167 13.47 to 11.59    7,200     47.14%    10.65% to    9.70%
   2005......................... 1.45% to 2.30%    374,763 12.17 to 10.57    4,539      1.51%    19.05% to    5.69%
   2004......................... 1.45% to 2.20%    120,505 11.22 to 11.16    1,351     19.09%    12.17% to   11.59%
Columbia Funds Variable
  Insurance Trust I
 Columbia Marsico Growth
   Fund, Variable Series --
    Class A
   2007......................... 1.45% to 2.30%  4,177,012 17.65 to 12.65   71,729      0.08%    15.76% to   14.76%
   2006......................... 1.45% to 2.30%  3,884,022 15.25 to 11.03   57,287      0.00%     4.56% to    3.66%
   2005......................... 1.45% to 2.30%  3,682,302 14.58 to 10.64   52,570      0.00%    12.10% to    5.09%
   2004......................... 1.45% to 2.20%  2,593,599 13.77 to 10.94   35,196      0.00%    12.55% to    9.38%
   2003......................... 1.45% to 1.70%  1,253,924 12.36 to 12.34   15,493      0.00%    23.62% to   23.41%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                  Expenses as a                                      Investment
                                  % of Average                            Net Assets   Income          Total
                                  Net Assets(1)    Units     Unit Value      000s     Ratio(2)       Return(3)
                                  -------------- --------- -------------- ---------- ---------- -------------------
 Columbia Marsico International
   Opportunities Fund, Variable
   Series -- Class B
   2007.......................... 1.45% to 2.55% 6,718,136 25.96 to 11.29  141,978      1.86%    17.93% to   19.81%
   2006.......................... 1.45% to 2.30% 5,251,780 22.01 to 13.42  101,186      1.34%    21.44% to   20.40%
   2005.......................... 1.45% to 2.30% 3,229,809 18.12 to 11.15   55,310      1.00%    25.11% to   11.50%
   2004.......................... 1.45% to 2.20% 2,322,165 15.39 to 10.70   34,520      0.53%    14.90% to    7.01%
   2003.......................... 1.45% to 1.70%   652,263 13.39 to 13.37    8,730      0.01%    33.90% to   33.68%
Dreyfus
 Dreyfus Investment Portfolios --
   MidCap Stock Portfolio --
   Initial Shares
   2007.......................... 1.45% to 2.05%     9,176 16.27 to 11.01      144      2.47%     0.02% to  (0.59)%
   2006.......................... 1.45% to 2.05%    10,174 16.27 to 11.08      157      1.84%     6.19% to    5.55%
   2005.......................... 1.45% to 1.85%     2,217 15.32 to 11.45       31      0.01%    14.55% to    7.59%
   2004.......................... 1.45% to 1.45%        98 14.24 to 14.24        1      0.39%    12.82% to   12.82%
 Dreyfus Variable Investment
   Fund -- Money Market
   Portfolio
   2007.......................... 1.45% to 2.20%    60,564 10.61 to 10.43      638      4.32%     3.30% to    2.51%
   2006.......................... 1.45% to 2.05%    50,811 10.27 to 10.28      523      4.59%     3.09% to    2.46%
   2005.......................... 1.45% to 1.85%    12,121 10.08 to  9.91      122      2.98%     1.18% to    0.76%
   2004.......................... 1.50% to 1.50%     2,477  9.80 to  9.80       24      0.04%   (0.95)% to  (0.95)%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial
   Shares
   2007.......................... 1.50% to 2.05%   723,086  6.95 to 11.88    5,055      0.54%     6.16% to    5.56%
   2006.......................... 1.45% to 2.05%   813,509 13.77 to 11.25    5,372      0.11%     7.62% to    6.97%
   2005.......................... 1.50% to 1.70%   901,194  6.99 to  6.02    5,536      0.00%     2.07% to    1.86%
   2004.......................... 1.50% to 1.70%   964,410  6.85 to  5.91    5,815      0.39%     4.62% to    4.40%
   2003.......................... 1.50% to 1.70% 1,026,219  6.55 to  5.66    5,918      0.11%    24.11% to   23.86%
DWS Variable Series II
 DWS Dreman High Return Equity
   VIP -- Class B Shares
   2007.......................... 1.45% to 2.05%     9,105 17.10 to 11.65      129      1.05%   (3.61)% to  (4.20)%
   2006.......................... 1.45% to 2.05%     8,948 17.74 to 12.16      133      0.85%    16.50% to   15.79%
   2005.......................... 1.45% to 1.45%       558 15.23 to 15.23        9      1.37%     5.96% to    5.96%
   2004.......................... 1.45% to 1.45%       401 14.37 to 14.37        6      0.00%    11.98% to   11.98%
 DWS Dreman Small Mid Cap
   Value VIP -- Class B Shares
   2007.......................... 1.45% to 2.05%     4,211 22.64 to 12.66       89      3.79%     1.17% to    0.55%
   2006.......................... 1.45% to 2.05%     3,490 22.37 to 12.60       72      0.38%    22.79% to   22.05%
   2005.......................... 1.45% to 1.45%       634 18.22 to 18.22       12      0.00%     8.19% to    8.19%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                 Expenses as a                                      Investment
                                 % of Average                            Net Assets   Income          Total
                                 Net Assets(1)    Units     Unit Value      000s     Ratio(2)       Return(3)
                                 -------------- --------- -------------- ---------- ---------- --------------------
 DWS Technology VIP --
   Class B Shares
   2007......................... 1.45% to 1.50%       792 14.90 to 16.90       12      0.00%     12.18% to   12.12%
   2006......................... 1.45% to 2.05%       759 13.28 to 10.46       10      0.00%    (1.02)% to  (1.62)%
   2005......................... 1.45% to 1.50%       289 15.23 to 13.42        4      0.07%      1.77% to    1.72%
   2004......................... 1.50% to 1.50%        39 14.97 to 14.97        1      0.00%    (0.04)% to  (0.04)%
   2003......................... 1.50% to 1.50%       115 14.98 to 14.98        2      0.00%     43.99% to   43.99%
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2007......................... 1.45% to 2.55% 6,162,498 10.95 to  9.77   65,664      5.83%      0.14% to  (3.46)%
   2006......................... 1.45% to 2.30% 4,295,739 10.94 to 10.34   46,744      5.79%      3.98% to    3.08%
   2005......................... 1.45% to 2.20% 4,297,266 10.52 to 10.12   45,015      4.08%      2.36% to    1.16%
   2004......................... 1.45% to 2.10% 3,038,137 10.27 to 10.05   31,118      2.99%      1.34% to    0.47%
   2003......................... 1.45% to 1.70%   946,365 10.14 to 10.08    9,582      2.23%      1.42% to    1.21%
 VT Worldwide Health Sciences
   Fund
   2007......................... 1.45% to 2.20%   757,721 13.56 to 11.38   10,454      0.00%      4.62% to    3.82%
   2006......................... 1.45% to 2.30%   876,192 12.96 to 10.40   11,571      0.00%    (1.45)% to  (2.29)%
   2005......................... 1.45% to 2.20%   890,740 14.69 to 10.28   11,959      0.00%     12.21% to    4.79%
   2004......................... 1.45% to 2.10%   804,315 13.94 to  9.81   10,281      0.00%      4.70% to  (1.94)%
   2003......................... 1.45% to 1.70%   526,870 13.32 to 11.89    6,550      0.00%     28.03% to   18.94%
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund --
   Class 2
   2007......................... 1.45% to 1.85%    85,037 12.44 to 12.26    1,055      0.25%     10.11% to    9.66%
   2006......................... 1.45% to 2.30%    64,164 11.30 to 10.82      723      0.00%      4.17% to    3.27%
   2005......................... 1.45% to 1.85%    44,801 10.85 to 10.78      486      0.02%      2.07% to    1.66%
   2004......................... 1.50% to 1.85%    14,004 10.63 to 10.60      149      0.00%      6.25% to    6.00%
Federated Insurance Series
 Federated American Leaders
   Fund II -- Primary Shares
   2007......................... 1.15% to 1.60% 2,015,253 19.66 to 10.07   30,712      2.79%   (10.71)% to (11.12)%
   2006......................... 1.15% to 1.60% 2,636,575 22.02 to 11.32   45,394      2.29%     15.47% to   14.95%
   2005......................... 1.15% to 1.60% 3,421,019 19.07 to  9.85   51,833      1.59%      3.82% to    3.35%
   2004......................... 1.15% to 1.60% 4,327,099 18.37 to  9.53   64,074      1.46%      8.51% to    8.03%
   2003......................... 1.15% to 1.60% 5,109,544 16.93 to  8.82   71,020      1.57%     26.23% to   25.66%
 Federated Capital Income
   Fund II
   2007......................... 1.15% to 1.60% 1,088,722 17.65 to  8.89   14,801      5.30%      2.83% to    2.37%
   2006......................... 1.15% to 1.60% 1,431,042 17.16 to  8.68   18,752      6.04%     14.32% to   13.80%
   2005......................... 1.15% to 1.60% 1,648,487 15.01 to  7.63   19,590      5.42%      5.07% to    4.59%
   2004......................... 1.15% to 1.60% 2,106,682 14.29 to  7.30   24,117      4.55%      8.66% to    8.17%
   2003......................... 1.15% to 1.60% 2,433,234 13.15 to  6.74   26,114      6.47%     19.28% to   18.75%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                    Expenses as a                                       Investment
                                    % of Average                             Net Assets   Income        Total
                                    Net Assets(1)    Units      Unit Value      000s     Ratio(2)     Return(3)
                                    -------------- ---------- -------------- ---------- ---------- ----------------
 Federated High Income Bond Fund
   II -- Primary Shares
   2007............................ 1.15% to 1.60%  2,067,050 21.01 to 12.55   33,363      8.24%    2.23% to  1.77%
   2006............................ 1.15% to 1.60%  2,734,643 20.55 to 12.33   43,511      9.06%    9.53% to  9.04%
   2005............................ 1.15% to 1.60%  3,435,540 18.76 to 11.31   50,854      8.41%    1.48% to  1.02%
   2004............................ 1.15% to 1.60%  4,545,043 18.49 to 11.20   67,286      7.21%    9.19% to  8.70%
   2003............................ 1.15% to 1.60%  5,587,222 16.93 to 10.30   75,912      7.23%   20.81% to 20.27%
 Federated High Income Bond Fund
   II -- Service Shares
   2007............................ 1.45% to 2.30%  2,825,333 13.33 to 11.00   38,240      7.57%    1.68% to  0.80%
   2006............................ 1.45% to 2.30%  3,139,428 13.11 to 10.92   41,883      8.12%    8.97% to  8.03%
   2005............................ 1.45% to 2.30%  3,336,310 13.02 to 10.10   40,903      8.21%    3.95% to  0.03%
   2004............................ 1.45% to 2.20%  3,777,328 12.93 to 10.65   46,278      6.83%    8.56% to  6.47%
   2003............................ 1.45% to 1.70%  3,804,534 11.92 to 10.93   43,334      6.21%   19.97% to  9.92%
 Federated Kaufmann Fund II --
   Service Shares
   2007............................ 1.45% to 2.10%  2,613,449 22.03 to 15.47   56,888      1.73%   18.87% to 18.08%
   2006............................ 1.45% to 2.30%  2,729,349 18.54 to 11.88   49,853      0.60%   12.94% to 11.97%
   2005............................ 1.45% to 2.10%  2,598,587 16.41 to 11.67   42,072      0.00%   19.04% to  8.56%
   2004............................ 1.45% to 2.10%  2,157,291 15.02 to 10.75   31,957      0.00%   12.82% to  7.55%
   2003............................ 1.45% to 1.70%  1,041,218 13.31 to 13.29   13,855      0.00%   33.13% to 32.91%
Fidelity(R) Variable Insurance
  Products Fund
 VIP Asset Manager/SM/ Portfolio --
    Initial Class
   2007............................ 1.15% to 1.60%  3,723,741 37.69 to 12.54  116,426      6.07%   14.17% to 13.65%
   2006............................ 1.15% to 1.60%  4,607,975 33.01 to 11.03  125,274      2.85%    6.09% to  5.61%
   2005............................ 1.15% to 1.60%  5,612,856 31.12 to 10.45  145,425      2.89%    2.85% to  2.39%
   2004............................ 1.15% to 1.60%  6,990,247 30.25 to 10.20  177,876      2.86%    4.25% to  3.78%
   2003............................ 1.15% to 1.60%  8,203,922 29.02 to  9.83  202,792      3.73%   16.62% to 16.09%
 VIP Asset Manager/SM/ Portfolio --
    Service Class 2
   2007............................ 1.45% to 2.30%  2,179,780 12.70 to 12.15   27,112      5.77%   13.50% to 12.51%
   2006............................ 1.45% to 2.30%  2,406,777 11.19 to 10.80   26,494      1.86%    5.59% to  4.68%
   2005............................ 1.45% to 2.30%  1,719,286 10.60 to 10.32   18,085      1.74%    5.68% to  1.50%
   2004............................ 1.45% to 2.20%    615,985 10.36 to 10.31    6,367      0.00%    3.63% to  3.10%
 VIP Balanced Portfolio --Service
   Class 2
   2007............................ 1.45% to 2.55%  5,076,686 11.17 to 10.05   55,928      4.40%    7.13% to  0.71%
   2006............................ 1.45% to 2.45%  1,796,891 10.43 to 10.36   18,660      0.00%    4.30% to  3.60%
 VIP Contrafund(R)
   Portfolio -- Initial Class
   2007............................ 1.15% to 1.60% 11,817,273 49.86 to 16.81  328,218      4.97%   16.23% to 15.70%
   2006............................ 1.15% to 1.60% 15,122,578 42.90 to 14.53  365,720      1.29%   10.44% to  9.94%
   2005............................ 1.15% to 1.60% 17,346,810 38.84 to 13.21  395,149      0.32%   15.60% to 15.08%
   2004............................ 1.15% to 1.60% 18,014,173 33.60 to 11.48  373,173      0.34%   14.15% to 13.63%
   2003............................ 1.15% to 1.60% 18,289,819 29.44 to 10.10  345,787      0.48%   26.99% to 26.41%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                Expenses as a                                       Investment
                                % of Average                             Net Assets   Income          Total
                                Net Assets(1)    Units      Unit Value      000s     Ratio(2)       Return(3)
                                -------------- ---------- -------------- ---------- ---------- -------------------
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2007........................ 1.45% to 2.55% 16,932,022 20.53 to 10.97  274,264      5.67%    15.59% to   14.76%
   2006........................ 1.45% to 2.30% 15,703,609 17.76 to 11.63  222,580      1.05%     9.82% to    8.88%
   2005........................ 1.45% to 2.20% 14,601,767 16.17 to 11.72  186,832      0.13%    18.64% to   14.21%
   2004........................ 1.45% to 2.10% 11,400,601 14.07 to 10.22  126,139      0.19%    13.49% to    9.35%
   2003........................ 1.45% to 1.70%  8,758,809 12.40 to  9.03   83,388      0.25%    26.27% to   23.95%
 VIP Dynamic Capital
   Appreciation Portfolio --
   Service Class 2
   2007........................ 1.45% to 2.10%    260,341 16.59 to 12.94    4,276      5.22%     5.17% to    4.48%
   2006........................ 1.45% to 2.30%    318,324 15.77 to 12.06    4,966      0.25%    12.17% to   11.20%
   2005........................ 1.45% to 2.10%    272,005 14.06 to 11.11    3,783      0.00%    18.93% to   18.15%
   2004........................ 1.45% to 1.85%    116,145 11.82 to  9.43    1,349      0.00%   (0.19)% to  (5.74)%
   2003........................ 1.45% to 1.70%     19,191 11.84 to 11.82      227      0.00%    18.43% to   18.23%
 VIP Equity-Income Portfolio --
   Initial Class
   2007........................ 1.15% to 1.60%  8,518,838 63.48 to 13.17  273,498      2.12%     0.36% to  (0.10)%
   2006........................ 1.15% to 1.60% 11,178,345 63.26 to 13.18  354,377      4.64%    18.82% to   18.28%
   2005........................ 1.15% to 1.60% 12,732,143 53.24 to 11.15  360,949      2.16%     4.65% to    4.18%
   2004........................ 1.15% to 1.60% 14,915,554 50.87 to 10.70  424,071      1.62%    10.24% to    9.75%
   2003........................ 1.15% to 1.60% 16,092,429 46.15 to  9.75  449,106      1.87%    28.83% to   28.25%
 VIP Equity-Income Portfolio --
   Service Class 2
   2007........................ 1.45% to 2.55% 12,128,789 16.93 to  9.38  170,977      2.31%   (0.20)% to  (9.14)%
   2006........................ 1.45% to 2.30% 11,552,360 16.96 to 12.32  167,917      4.30%    18.19% to   17.18%
   2005........................ 1.45% to 2.30% 11,457,949 14.35 to 10.51  140,869      1.84%     8.90% to    3.25%
   2004........................ 1.45% to 2.20% 11,495,741 13.79 to 10.55  135,375      1.35%     9.74% to    5.49%
   2003........................ 1.45% to 1.70% 10,004,113 12.58 to 10.21  106,695      1.40%    28.08% to   25.83%
 VIP Growth & Income
   Portfolio -- Initial Class
   2007........................ 0.75% to 1.60%  3,891,828 12.79 to 11.57   59,736      4.74%    11.28% to   10.33%
   2006........................ 0.75% to 1.60%  5,004,800 11.49 to 10.49   70,323      0.97%    12.33% to   11.38%
   2005........................ 0.75% to 1.60%  6,261,125 16.51 to  9.42   80,236      1.61%     6.83% to    5.92%
   2004........................ 0.75% to 1.60%  7,888,810 15.52 to  8.89   96,756      0.91%     5.00% to    4.11%
   2003........................ 0.75% to 1.60%  8,830,242 14.84 to  8.54  105,013      1.19%    22.85% to   21.80%
 VIP Growth & Income
   Portfolio -- Service Class 2
   2007........................ 1.45% to 2.20%  2,598,880 15.45 to 13.34   32,268      4.23%    10.23% to    9.38%
   2006........................ 1.45% to 2.30%  2,942,071 14.02 to 11.63   33,025      0.71%    11.22% to   10.27%
   2005........................ 1.45% to 2.20%  3,239,571 12.61 to  9.49   32,441      1.34%    10.64% to    5.15%
   2004........................ 1.45% to 2.10%  3,491,795 11.91 to  8.99   32,928      0.74%     3.99% to    0.72%
   2003........................ 1.45% to 1.70%  3,229,973 11.45 to  8.66   28,818      0.90%    21.59% to   14.51%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                   Expenses as a                                       Investment
                                   % of Average                             Net Assets   Income         Total
                                   Net Assets(1)    Units      Unit Value      000s     Ratio(2)      Return(3)
                                   -------------- ---------- -------------- ---------- ---------- ------------------
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2007........................... 0.75% to 1.60%  1,631,250 11.10 to  9.49   20,620      0.00%   22.25% to   21.21%
   2006........................... 0.75% to 1.60%  1,977,585  9.08 to  7.83   20,640      0.79%    4.67% to    3.78%
   2005........................... 0.75% to 1.60%  2,631,347 12.25 to  7.55   26,579      0.98%    8.08% to    7.16%
   2004........................... 0.75% to 1.60%  3,222,872 11.38 to  7.04   30,762      0.57%    6.39% to    5.48%
   2003........................... 0.75% to 1.60%  3,973,549 10.74 to  6.68   36,215      0.83%   28.90% to   27.80%
 VIP Growth Portfolio -- Initial
   Class
   2007........................... 1.15% to 1.60%  5,632,081 67.95 to 10.95  152,421      0.93%   25.50% to   24.93%
   2006........................... 1.15% to 1.60%  7,128,035 54.14 to  8.77  155,242      0.42%    5.62% to    5.15%
   2005........................... 1.15% to 1.60%  8,949,110 51.26 to  8.34  187,625      0.53%    4.59% to    4.11%
   2004........................... 1.15% to 1.60% 11,497,544 49.01 to  8.01  232,389      0.28%    2.19% to    1.73%
   2003........................... 1.15% to 1.60% 13,789,411 47.96 to  7.87  276,891      0.28%   31.32% to   30.73%
 VIP Growth Portfolio -- Service
   Class 2
   2007........................... 1.45% to 2.30%  6,163,722 17.25 to 13.55   60,377      0.46%   24.81% to   23.73%
   2006........................... 1.45% to 2.30%  6,327,145 13.82 to 10.95   49,669      0.17%    5.03% to    4.13%
   2005........................... 1.45% to 2.30%  7,097,801 13.16 to  6.35   52,415      0.28%   11.44% to    3.19%
   2004........................... 1.45% to 2.20%  7,951,697 12.66 to  6.13   55,296      0.13%    4.30% to  (4.33)%
   2003........................... 1.45% to 1.70%  8,154,350 12.45 to  6.04   54,254      0.10%   30.55% to   24.53%
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2007........................... 1.45% to 2.55%  2,814,213 10.11 to 10.04   28,348      0.11%    1.68% to    0.55%
 VIP Mid Cap Portfolio -- Initial
   Class
   2007........................... 0.75% to 0.75%      1,510 24.39 to 24.39       37      1.98%   14.76% to   14.76%
   2006........................... 0.75% to 0.75%      2,165 21.25 to 21.25       46      1.33%   11.86% to   11.86%
   2005........................... 0.75% to 0.75%      1,987 19.00 to 19.00       38      0.00%   17.42% to   17.42%
   2004........................... 0.75% to 0.75%      2,312 16.18 to 16.18       37      0.00%   23.98% to   23.98%
   2003........................... 0.75% to 0.75%      4,695 13.05 to 13.05       61      0.41%   37.60% to   37.60%
 VIP Mid Cap Portfolio --
   Service Class 2
   2007........................... 1.15% to 2.55% 11,272,676 25.42 to 10.55  245,529      0.61%   14.00% to    8.25%
   2006........................... 1.15% to 2.30% 12,522,594 22.30 to 11.70  248,786      1.26%   11.11% to    9.82%
   2005........................... 1.15% to 2.30% 14,074,825 20.07 to 10.66  253,445      0.00%   20.82% to    6.57%
   2004........................... 1.15% to 2.20% 12,369,414 17.20 to 11.57  191,415      0.00%   23.22% to   15.73%
   2003........................... 1.15% to 1.70%  9,995,251 13.96 to 12.19  125,003      0.21%   39.59% to   35.90%
 VIP Overseas Portfolio -- Initial
   Class
   2007........................... 0.75% to 1.60%  3,101,660 14.21 to 15.70   83,245      3.26%   16.43% to   15.43%
   2006........................... 0.75% to 1.60%  3,799,436 12.21 to 13.60   89,338      1.51%   17.20% to   16.20%
   2005........................... 0.75% to 1.60%  4,093,905 30.58 to 10.42   85,081      1.20%   18.16% to   17.15%
   2004........................... 0.75% to 1.60%  4,657,372 25.99 to  8.81   83,792      1.12%   12.78% to   11.82%
   2003........................... 0.75% to 1.60%  4,047,415 23.14 to  7.82   68,384      0.77%   42.29% to   41.08%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                Expenses as a                                       Investment
                                % of Average                             Net Assets   Income          Total
                                Net Assets(1)    Units      Unit Value      000s     Ratio(2)       Return(3)
                                -------------- ---------- -------------- ---------- ---------- -------------------
 VIP Value Strategies
   Portfolio -- Service Class 2
   2007........................ 1.45% to 2.20%    519,733 13.52 to 13.61    7,000      7.08%     3.90% to    3.11%
   2006........................ 1.45% to 2.30%    328,408 13.01 to 12.19    4,262      2.14%    14.33% to   13.35%
   2005........................ 1.45% to 2.20%    253,954 11.66 to 11.26    2,886      0.09%    16.56% to    0.28%
   2004........................ 1.45% to 2.10%    141,556 11.27 to 11.22    1,594      0.00%    12.74% to   12.24%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Income Securities
   Fund -- Class 2 Shares
   2007........................ 1.45% to 2.55% 66,144,724 12.40 to  9.63  770,026      3.52%     2.24% to  (5.51)%
   2006........................ 1.45% to 2.30% 35,127,803 12.13 to 11.45  408,565      3.68%    16.53% to   15.53%
   2005........................ 1.45% to 2.30%  5,924,883 10.41 to  9.91   60,208      0.31%     4.07% to  (0.86)%
 Franklin Large Cap Growth
   Securities Fund -- Class 2
   Shares
   2007........................ 1.45% to 2.10%     55,794 14.57 to 11.12      773      0.96%     4.68% to    3.99%
   2006........................ 1.45% to 2.05%     95,866 13.92 to 11.24    1,139      0.30%     9.29% to    8.63%
   2005........................ 1.45% to 1.85%      3,727 12.74 to 10.40       45      0.22%     3.99% to  (0.41)%
   2004........................ 1.45% to 1.45%         97 12.79 to 12.79        1      0.55%     6.37% to    6.37%
 Franklin Templeton VIP
   Founding Funds Allocation
   Fund -- Class 2 Shares
   2007........................ 1.45% to 2.55%  7,409,045  9.92 to  9.88   73,235      0.00%   (2.35)% to  (3.43)%
 Mutual Shares Securities
   Fund -- Class 2 Shares
   2007........................ 1.45% to 2.45%  2,155,502 17.24 to 10.95   32,728      2.54%     1.97% to    0.93%
   2006........................ 1.45% to 2.05%  1,979,743 16.91 to 12.09   27,995      0.40%    16.67% to   15.96%
   2005........................ 1.45% to 1.45%      4,503 14.49 to 14.49       65      0.00%     8.96% to    8.96%
 Templeton Foreign Securities
   Fund -- Class 1 Shares
   2007........................ 1.15% to 1.60%  1,436,982 15.38 to 15.17   21,881      2.41%    14.45% to   13.93%
   2006........................ 0.75% to 1.60%  1,566,844 13.55 to 13.31   20,910      1.36%    20.79% to   19.76%
   2005........................ 1.15% to 1.60%  1,348,354 11.17 to 11.12   15,007      1.38%     9.21% to    8.72%
   2004........................ 1.40% to 1.55%     15,631 10.23 to 10.23      160      0.00%     2.26% to    2.25%
 Templeton Foreign Securities
   Fund -- Class 2 Shares
   2007........................ 1.45% to 2.20%    249,489 22.66 to 12.18    3,919      2.07%    13.77% to   12.90%
   2006........................ 1.45% to 2.05%    134,594 19.92 to 12.35    1,885      0.59%    19.69% to   18.96%
   2005........................ 1.45% to 1.85%      3,040 16.64 to 11.16       42      1.34%    11.60% to    8.52%
   2004........................ 1.45% to 1.50%      1,601 15.33 to 14.55       24      1.16%    16.81% to   16.75%
   2003........................ 1.50% to 1.50%      1,243 12.46 to 12.46       15      1.70%    30.23% to   30.23%
 Templeton Global Asset
   Allocation Fund -- Class 2
   Shares
   2007........................ 1.45% to 1.45%     10,605 19.01 to 19.01      202     18.28%     8.41% to    8.41%
   2006........................ 1.45% to 2.05%     10,563 17.54 to 12.08      185      3.31%    19.36% to   18.64%
   2005........................ 1.45% to 1.45%        118 14.69 to 14.69        2      2.95%     2.06% to    2.06%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                              Expenses as a                                       Investment
                              % of Average                             Net Assets   Income          Total
                              Net Assets(1)    Units      Unit Value      000s     Ratio(2)       Return(3)
                              -------------- ---------- -------------- ---------- ---------- --------------------
 Templeton Global Income
   Securities Fund -- Class 1
   Shares
   2007...................... 1.15% to 1.40%    631,687 11.96 to 11.87    7,506      2.82%      9.99% to    9.71%
   2006...................... 1.15% to 1.40%    753,106 10.87 to 10.82    8,153      3.12%     11.84% to   11.56%
   2005...................... 1.15% to 1.40%    864,668  9.72 to  9.70    8,386      2.48%    (4.03)% to  (4.27)%
 Templeton Growth Securities
   Fund -- Class 2 Shares
   2007...................... 1.45% to 2.30%  1,853,602 11.15 to 10.99   20,635      1.63%      0.86% to  (0.02)%
   2006...................... 1.45% to 2.45%    725,873 11.05 to 10.98    8,020      0.07%     10.55% to    9.80%
GE Investments Funds, Inc.
 Income Fund
   2007...................... 0.75% to 2.45%  6,715,364 14.15 to 10.55   85,776      5.58%      4.04% to    2.25%
   2006...................... 0.75% to 2.30%  9,579,086 13.60 to 10.21  115,519      4.94%      3.59% to    1.98%
   2005...................... 0.75% to 2.30%  8,740,643 13.88 to 10.01  108,135      4.78%      1.27% to  (0.20)%
   2004...................... 0.75% to 2.20% 10,158,295 13.76 to 10.02  126,630      4.53%      2.64% to    0.15%
   2003...................... 0.75% to 1.70% 12,585,305 13.46 to 10.03  157,345      3.51%      2.82% to    0.34%
 International Equity Fund
   2007...................... 0.75% to 1.60%  2,264,296 14.64 to 16.23   46,012      1.87%     22.05% to   21.00%
   2006...................... 0.75% to 1.60%  2,435,637 12.00 to 13.42   40,687      1.22%     23.76% to   22.71%
   2005...................... 0.75% to 1.60%  2,434,791 17.37 to  9.69   33,736      1.08%     17.31% to   16.31%
   2004...................... 0.75% to 1.60%  2,359,614 14.86 to  8.26   28,421      1.31%     14.98% to   14.00%
   2003...................... 0.75% to 1.60%  2,039,124 12.98 to  7.19   21,693      1.83%     36.87% to   35.71%
 Mid-Cap Equity Fund
   2007...................... 0.75% to 2.55%  9,037,914 19.11 to 10.21  174,309      1.97%     11.76% to    3.13%
   2006...................... 0.75% to 2.30%  9,999,398 17.10 to 11.13  184,210      1.42%      7.59% to    5.91%
   2005...................... 0.75% to 2.30% 12,172,578 24.22 to 10.51  213,473      2.32%     15.64% to    5.12%
   2004...................... 0.75% to 2.20% 13,952,494 21.93 to 11.03  224,676      1.04%     15.15% to   10.27%
   2003...................... 0.75% to 1.70% 14,866,511 19.12 to 11.35  212,983      1.42%     31.94% to   29.03%
 Money Market Fund
   2007...................... 0.75% to 2.55% 25,891,751  1.18 to 10.15  306,937      4.79%      4.13% to    2.18%
   2006...................... 0.75% to 2.30% 21,488,145  1.13 to 10.25  250,972      4.55%      3.84% to    2.23%
   2005...................... 0.75% to 2.30% 19,518,352 17.46 to  1.09  224,779      2.71%      2.04% to    0.30%
   2004...................... 0.75% to 2.20% 21,673,274 17.18 to  1.07  253,479      0.96%      0.20% to  (0.99)%
   2003...................... 0.75% to 1.70% 30,936,574 17.21 to  1.06  362,930      0.82%      0.02% to  (0.93)%
 Premier Growth Equity Fund
   2007...................... 0.75% to 2.10%  6,917,125 10.61 to 11.21   77,360      0.45%      4.54% to    3.11%
   2006...................... 0.75% to 2.30%  8,571,043 10.15 to 11.07   92,189      0.39%      8.25% to    6.57%
   2005...................... 0.75% to 2.10% 10,802,937 12.75 to  8.70  108,010      0.33%      6.94% to (12.00)%
   2004...................... 0.75% to 2.10% 12,715,343 12.77 to  8.73  127,244      0.61%      6.23% to    2.68%
   2003...................... 0.75% to 1.70% 14,097,692 12.11 to  8.30  132,417      0.21%     27.95% to   21.09%
 Real Estate Securities Fund
   2007...................... 0.75% to 2.20%  3,002,107 25.60 to 12.20   86,937      5.09%   (15.50)% to (16.74)%
   2006...................... 0.75% to 2.30%  4,786,494 30.29 to 13.92  165,844      2.96%     32.03% to   29.98%
   2005...................... 0.75% to 2.20%  4,838,741 41.09 to 11.27  134,195      5.60%     12.86% to    9.44%
   2004...................... 0.75% to 2.10%  5,230,441 37.18 to 12.39  137,383      6.13%     31.38% to   23.93%
   2003...................... 0.75% to 1.70%  4,151,803 28.42 to 12.47   93,073      3.71%     36.35% to   24.71%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                              Expenses as a                                        Investment
                              % of Average                              Net Assets   Income         Total
                              Net Assets(1)     Units      Unit Value      000s     Ratio(2)      Return(3)
                              -------------- ----------- -------------- ---------- ---------- ------------------
 S&P 500(R) Index Fund
   2007...................... 0.75% to 2.55%  24,784,772 10.66 to  9.82   377,099     1.59%    4.30% to  (2.71)%
   2006...................... 0.75% to 2.30%  27,944,634 10.22 to 11.75   428,833     1.55%   14.57% to   12.78%
   2005...................... 0.75% to 2.10%  33,003,926 51.05 to  8.36   467,252     1.48%    3.73% to (43.38)%
   2004...................... 0.75% to 2.10%  37,617,221 49.41 to  8.14   543,296     1.59%    9.63% to    4.49%
   2003...................... 0.75% to 1.70%  39,333,214 45.25 to  7.50   553,096     1.39%   27.31% to   21.40%
 Small-Cap Equity Fund
   2007...................... 1.15% to 2.30%   5,469,124 17.95 to 11.47    94,283     2.75%    1.21% to    0.02%
   2006...................... 1.15% to 2.30%   6,832,957 17.74 to 11.47   117,116     0.73%   11.97% to   10.67%
   2005...................... 1.15% to 2.30%   7,714,654 15.84 to 10.36   118,862     1.07%   12.99% to    3.62%
   2004...................... 1.15% to 2.20%   7,633,871 14.63 to 10.77   109,300     6.53%   13.82% to    7.69%
   2003...................... 1.15% to 1.70%   5,955,779 12.85 to 12.48    75,483     0.08%   28.54% to   22.01%
 Total Return Fund -- Class 1
   Shares
   2007...................... 0.75% to 2.30% 103,632,299 14.63 to 12.58 1,479,989     2.44%   10.84% to    9.10%
   2006...................... 0.75% to 2.30% 102,618,455 13.20 to 11.53 1,342,576     2.00%   12.90% to   11.14%
   2005...................... 0.75% to 2.30%  76,577,181 43.66 to 10.38   926,602     2.16%    6.03% to    1.40%
   2004...................... 0.75% to 2.20%  38,281,553 42.60 to 10.35   499,210     1.85%    7.38% to    3.51%
   2003...................... 0.75% to 1.70%  14,406,502 39.84 to 10.58   219,272     1.69%   19.41% to    9.00%
 Total Return Fund -- Class 3
   Shares
   2007...................... 1.45% to 2.55%  89,185,939 11.68 to 10.42 1,023,265     3.39%    9.93% to    6.37%
   2006...................... 1.40% to 2.45%  34,613,995 10.62 to 10.55   366,059     3.98%    6.24% to    5.49%
 U.S. Equity Fund
   2007...................... 0.75% to 2.10%   5,554,102 11.96 to 12.47    70,102     0.94%    7.20% to    5.73%
   2006...................... 0.75% to 2.30%   7,832,639 11.15 to 11.74    92,349     1.43%   15.25% to   13.46%
   2005...................... 0.75% to 2.10%   8,579,915 12.65 to  9.12    89,485     1.08%    5.20% to    0.36%
   2004...................... 0.75% to 1.85%   9,832,535 12.52 to  9.05   101,788     1.30%    7.36% to    3.60%
   2003...................... 0.75% to 1.70%  10,651,882 11.75 to  8.51   103,414     1.00%   22.35% to   17.47%
 Value Equity Fund
   2007...................... 1.45% to 2.10%   2,660,460 16.56 to 13.26    34,479     1.86%    8.49% to    7.77%
   2006...................... 1.45% to 2.30%   3,047,118 15.26 to 11.91    36,299     1.78%   16.15% to   15.15%
   2005...................... 1.45% to 2.10%   3,339,541 13.14 to  9.69    34,230     1.18%    5.50% to    1.88%
   2004...................... 1.45% to 2.10%   3,480,148 12.81 to  9.47    34,553     1.28%    7.98% to    4.64%
   2003...................... 1.45% to 1.70%   3,082,645 11.87 to  8.79    27,903     1.55%   22.19% to   18.66%
Goldman Sachs Variable
  Insurance Trust
 Goldman Sachs Growth and
   Income Fund
   2007...................... 1.15% to 1.60%   2,639,420 12.32 to 12.26    33,571     3.29%    0.32% to  (0.14)%
   2006...................... 1.15% to 1.60%   3,272,299 12.28 to 12.28    41,477     1.85%   21.22% to   20.68%
   2005...................... 1.15% to 1.60%   3,272,582 11.18 to  9.94    34,128     1.61%    2.74% to    2.27%
   2004...................... 1.15% to 1.60%   3,446,861 10.93 to  9.70    34,995     1.89%   17.43% to   16.90%
   2003...................... 1.15% to 1.60%   2,563,134  9.34 to  8.28    22,311     1.40%   22.93% to   22.38%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                Expenses as a                                       Investment
                                % of Average                             Net Assets   Income          Total
                                Net Assets(1)    Units      Unit Value      000s     Ratio(2)       Return(3)
                                -------------- ---------- -------------- ---------- ---------- -------------------
 Goldman Sachs Mid Cap Value
   Fund
   2007........................ 1.15% to 2.30%  6,513,045 23.40 to 11.88  147,270      3.11%     2.01% to    0.82%
   2006........................ 1.15% to 2.30%  8,424,816 22.94 to 11.78  190,448      2.69%    14.83% to   13.50%
   2005........................ 1.15% to 2.30% 10,076,121 23.29 to 10.38  206,455      2.89%    13.89% to    3.80%
   2004........................ 1.15% to 1.60% 10,129,549 20.96 to 17.62  191,656      4.68%    24.43% to   23.88%
   2003........................ 1.15% to 1.60% 10,378,954 16.91 to 14.19  158,065      0.87%    26.92% to   26.34%
J.P. Morgan Series Trust II
 Bond Portfolio
   2007........................ 1.45% to 2.05%     30,754 10.69 to 10.13      327      7.07%   (0.15)% to  (0.76)%
   2006........................ 1.45% to 2.05%     30,562 10.71 to 10.20      325      4.11%     2.63% to    2.01%
   2005........................ 1.45% to 1.85%     14,792 10.83 to 10.07      155      4.30%     1.32% to    0.71%
   2004........................ 1.45% to 1.50%      4,864 10.69 to 10.29       51      4.90%     2.78% to    2.73%
   2003........................ 1.50% to 1.50%      3,051 10.41 to 10.41       32      3.62%     2.16% to    2.16%
 International Equity Portfolio
   2007........................ 1.45% to 2.05%      8,716 21.86 to 13.47      126      1.03%     7.74% to    7.08%
   2006........................ 1.45% to 2.05%      9,030 20.29 to 12.58      121      0.93%    20.27% to   19.54%
   2005........................ 1.50% to 1.85%      4,892 16.37 to 11.28       56      0.03%    12.81% to    9.04%
   2004........................ 1.50% to 1.50%        427 15.02 to 15.02        6      0.43%    16.59% to   16.59%
   2003........................ 1.50% to 1.50%         24 12.88 to 12.88        1      0.32%    30.47% to   30.47%
 Mid Cap Value Portfolio
   2007........................ 1.45% to 2.05%     13,724 18.38 to 11.94      208      2.34%     0.96% to    0.34%
   2006........................ 1.45% to 2.05%     13,607 18.20 to 11.90      204      1.56%    15.15% to   14.45%
   2005........................ 1.45% to 1.85%      6,178 16.64 to 10.88       85      0.86%     8.80% to    7.58%
   2004........................ 1.45% to 1.50%      2,833 15.47 to 14.69       44      0.66%    19.30% to   19.24%
   2003........................ 1.50% to 1.50%      1,288 12.97 to 12.97       17      0.41%    27.68% to   27.68%
 Small Company Portfolio
   2007........................ 1.45% to 1.45%      1,517 17.74 to 17.74       27      0.52%   (7.05)% to  (7.05)%
   2006........................ 1.45% to 2.05%      1,797 19.09 to 11.67       34      0.73%    13.34% to   12.66%
   2005........................ 1.45% to 1.50%      1,147 16.84 to 16.43       19      0.00%     1.92% to    1.87%
   2004........................ 1.45% to 1.50%        468 16.52 to 16.13        8      0.00%    25.33% to   25.26%
 U.S. Large Cap Core Equity
   Portfolio
   2007........................ 1.45% to 1.45%        683 15.01 to 15.01       10      1.04%     0.18% to    0.18%
   2006........................ 1.45% to 2.05%      1,026 14.98 to 11.77       15      0.76%    14.89% to   14.19%
   2005........................ 1.45% to 1.50%        209 13.34 to 13.04        3      0.00%   (0.12)% to  (0.17)%
   2004........................ 1.50% to 1.50%        449 13.36 to 13.36        6      0.00%     7.85% to    7.85%
Janus Aspen Series
 Balanced Portfolio --
   Institutional Shares
   2007........................ 1.15% to 1.60%  8,947,112 31.83 to 14.18  194,974      2.41%     9.26% to    8.76%
   2006........................ 1.15% to 1.60% 11,736,692 29.14 to 13.04  239,080      2.06%     9.45% to    8.96%
   2005........................ 1.15% to 1.60% 14,694,411 26.62 to 11.96  280,976      2.16%     6.71% to    6.23%
   2004........................ 1.15% to 1.60% 18,726,294 24.95 to 11.26  341,093      2.11%     7.28% to    6.79%
   2003........................ 1.15% to 1.60% 23,386,397 23.26 to 10.55  401,896      2.14%    12.74% to   12.23%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                   Expenses as a                                       Investment
                                   % of Average                             Net Assets   Income          Total
                                   Net Assets(1)    Units      Unit Value      000s     Ratio(2)       Return(3)
                                   -------------- ---------- -------------- ---------- ---------- -------------------
 Balanced Portfolio -- Service
   Shares
   2007........................... 1.45% to 2.55% 12,511,196 14.63 to 10.30  158,282      2.29%     8.68% to    4.51%
   2006........................... 1.45% to 2.30% 12,503,041 13.46 to 11.24  146,250      1.97%     8.82% to    7.88%
   2005........................... 1.45% to 2.30% 11,967,310 12.37 to 10.38  129,246      2.08%     9.23% to    4.21%
   2004........................... 1.45% to 2.20% 12,415,157 11.66 to  9.81  126,022      2.25%     7.58% to    4.18%
   2003........................... 1.45% to 1.70% 12,486,493 10.92 to  9.21  117,998      1.95%    12.02% to    9.24%
 Fundamental Equity Portfolio --
   Institutional Shares
   2007........................... 0.75% to 0.75%      1,415 12.75 to 12.75       18      0.26%    10.23% to   10.23%
   2006........................... 0.75% to 0.75%      1,161 11.57 to 11.57       13      0.17%     9.12% to    9.12%
   2005........................... 0.75% to 0.75%        901 10.60 to 10.60       10      0.10%    14.82% to   14.82%
   2004........................... 0.75% to 0.75%        674  9.23 to  9.23        6      0.13%    12.59% to   12.59%
   2003........................... 0.75% to 0.75%        360  8.20 to  8.20        3      0.17%    22.18% to   22.18%
 Flexible Bond Portfolio --
   Institutional Shares
   2007........................... 0.75% to 1.60%  1,565,741 14.79 to 13.86   26,362      4.51%     6.23% to    5.32%
   2006........................... 0.75% to 1.60%  2,078,967 13.92 to 13.16   33,277      4.65%     3.44% to    2.56%
   2005........................... 0.75% to 1.60%  2,605,456 18.05 to 12.83   40,940      5.07%     1.24% to    0.38%
   2004........................... 0.75% to 1.60%  3,478,734 17.90 to 12.78   54,713      5.18%     3.19% to    2.31%
   2003........................... 0.75% to 1.60%  4,957,575 17.42 to 12.50   76,430      4.28%     5.60% to    4.69%
 Forty Portfolio -- Institutional
   Shares
   2007........................... 0.75% to 1.60%  4,967,925 12.96 to 15.12  114,659      0.34%    35.96% to   34.79%
   2006........................... 0.75% to 1.60%  6,226,663  9.53 to 11.22  106,826      0.34%     8.53% to    7.60%
   2005........................... 0.75% to 1.60%  8,125,313 26.23 to  8.78  133,264      0.21%    12.00% to   11.05%
   2004........................... 0.75% to 1.60% 10,076,237 23.51 to  7.84  149,722      0.24%    17.34% to   16.34%
   2003........................... 0.75% to 1.60% 12,210,291 20.12 to  6.68  158,169      0.47%    19.63% to   18.61%
 Forty Portfolio -- Service Shares
   2007........................... 1.45% to 2.55%  5,289,899 21.77 to 12.56   74,923      0.19%    34.64% to   40.38%
   2006........................... 1.45% to 2.30%  3,571,495 16.17 to 11.21   36,853      0.16%     7.54% to    6.61%
   2005........................... 1.45% to 2.10%  2,879,442 15.03 to  8.13   26,279      0.01%    15.04% to   10.20%
   2004........................... 1.45% to 1.85%  3,025,070 13.55 to  7.34   24,598      0.03%    16.26% to   12.40%
   2003........................... 1.45% to 1.70%  3,224,296 11.66 to  6.33   21,935      0.24%    18.43% to   16.56%
 Global Life Sciences
   Portfolio -- Service Shares
   2007........................... 1.15% to 1.70%    915,725 12.97 to 11.67   11,362      0.00%    20.30% to   19.62%
   2006........................... 1.15% to 1.70%  1,245,359 10.78 to  9.75   12,889      0.00%     5.11% to    4.53%
   2005........................... 1.15% to 1.70%  1,576,985 10.26 to  9.33   15,547      0.00%    11.04% to   10.42%
   2004........................... 1.15% to 1.70%  1,708,218  9.24 to  8.45   15,234      0.00%    12.91% to   12.28%
   2003........................... 1.15% to 1.70%  1,934,877  8.18 to  7.53   15,343      0.00%    24.74% to   24.05%
 Global Technology Portfolio --
   Service Shares
   2007........................... 1.15% to 1.70%  2,331,053  5.02 to  4.71   11,329      0.33%    20.29% to   19.62%
   2006........................... 1.15% to 1.70%  2,760,786  4.17 to  3.94   11,189      0.00%     6.59% to    6.00%
   2005........................... 1.15% to 1.70%  3,428,546  3.91 to  3.71   13,089      0.00%    10.27% to    9.66%
   2004........................... 1.15% to 1.70%  4,580,239  3.55 to  3.39   15,925      0.00%   (0.59)% to  (1.14)%
   2003........................... 1.15% to 1.70%  6,518,426  3.57 to  3.43   22,868      0.00%    44.79% to   43.99%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                   Expenses as a                                       Investment
                                   % of Average                             Net Assets   Income        Total
                                   Net Assets(1)    Units      Unit Value      000s     Ratio(2)     Return(3)
                                   -------------- ---------- -------------- ---------- ---------- ----------------
 International Growth Portfolio --
   Institutional Shares
   2007........................... 0.75% to 1.60%  4,574,175 18.18 to 28.67  170,730      0.61%   27.35% to 26.26%
   2006........................... 0.75% to 1.60%  5,695,936 14.27 to 22.71  169,248      1.92%   45.92% to 44.68%
   2005........................... 0.75% to 1.60%  5,689,187 27.18 to  9.78  119,507      1.21%   31.30% to 30.19%
   2004........................... 0.75% to 1.60%  5,850,102 20.79 to  7.45   96,153      0.89%   18.06% to 17.05%
   2003........................... 0.75% to 1.60%  6,790,247 17.68 to  6.31   96,516      1.21%   33.90% to 32.76%
 International Growth Portfolio --
   Service Shares
   2007........................... 1.45% to 2.10%  1,687,826 37.60 to 25.45   32,014      0.43%   26.15% to 25.32%
   2006........................... 1.45% to 2.20%  2,156,293 29.80 to 20.96   32,138      1.84%   44.51% to 43.41%
   2005........................... 1.45% to 2.20%  2,594,044 20.62 to  8.89   26,589      1.04%   30.03% to 29.05%
   2004........................... 1.45% to 2.20%  3,257,488 15.86 to  6.86   25,980      0.86%   16.97% to  9.50%
   2003........................... 1.45% to 1.70%  3,539,571 13.56 to  5.88   22,850      1.16%   35.60% to 32.25%
 Large Cap Growth Portfolio --
   Institutional Shares
   2007........................... 1.15% to 1.60%  7,101,720 28.99 to  9.77  120,734      0.69%   13.76% to 13.24%
   2006........................... 1.15% to 1.60%  8,909,493 25.48 to  8.63  134,434      0.47%   10.10% to  9.60%
   2005........................... 1.15% to 1.60% 11,100,423 23.14 to  7.87  156,161      0.32%    3.09% to  2.63%
   2004........................... 1.15% to 1.60% 14,045,508 22.45 to  7.67  196,579      0.13%    3.31% to  2.85%
   2003........................... 1.15% to 1.60% 17,653,848 21.73 to  7.46  243,768      0.08%   30.22% to 29.63%
 Large Cap Growth Portfolio --
   Service Shares
   2007........................... 1.50% to 1.70%  1,505,874  7.49 to  7.38   11,793      0.55%   13.07% to 12.84%
   2006........................... 1.50% to 1.70%  1,935,725  6.63 to  6.54   13,364      0.28%    9.47% to  9.25%
   2005........................... 1.50% to 1.70%  2,185,778  7.06 to  5.99   13,753      0.12%    2.46% to  2.25%
   2004........................... 1.50% to 1.70%  2,676,051  6.90 to  5.86   16,511      0.00%    2.64% to  2.43%
   2003........................... 1.50% to 1.70%  3,297,592  6.72 to  5.72   19,781      0.00%   29.52% to 29.26%
 Mid Cap Growth Portfolio --
   Institutional Shares
   2007........................... 1.15% to 1.60%  4,613,713 41.27 to 12.01  103,144      0.21%   20.63% to 20.08%
   2006........................... 1.15% to 1.60%  5,680,114 34.21 to 10.00  106,781      0.00%   12.31% to 11.80%
   2005........................... 1.15% to 1.60%  7,153,975 30.46 to  8.94  122,135      0.00%   11.02% to 10.52%
   2004........................... 1.15% to 1.60%  8,776,234 27.44 to  8.09  136,587      0.00%   19.36% to 18.82%
   2003........................... 1.15% to 1.60% 10,582,904 22.99 to  6.81  139,995      0.00%   33.55% to 32.95%
 Mid Cap Growth Portfolio --
   Service Shares
   2007........................... 1.50% to 1.70%  1,739,815  6.52 to  6.42   12,578      0.06%   19.91% to 19.66%
   2006........................... 1.50% to 1.70%  2,314,385  5.44 to  5.37   13,878      0.00%   11.61% to 11.38%
   2005........................... 1.50% to 1.70%  2,610,339  7.22 to  4.82   14,046      0.00%   10.35% to 10.13%
   2004........................... 1.50% to 1.70%  3,157,328  6.55 to  4.37   15,551      0.00%   18.67% to 18.43%
   2003........................... 1.50% to 1.70%  3,274,296  5.52 to  3.69   13,558      0.00%   32.74% to 32.48%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                  Expenses as a                                       Investment
                                  % of Average                             Net Assets   Income         Total
                                  Net Assets(1)    Units      Unit Value      000s     Ratio(2)      Return(3)
                                  -------------- ---------- -------------- ---------- ---------- ------------------
 Worldwide Growth Portfolio --
   Institutional Shares
   2007.......................... 1.15% to 1.60%  6,188,938 37.88 to 11.43  140,111      0.72%    8.36% to    7.87%
   2006.......................... 1.15% to 1.60%  7,718,473 34.96 to 10.60  164,481      1.71%   16.85% to   16.32%
   2005.......................... 1.15% to 1.60%  9,616,476 29.92 to  9.11  179,661      1.31%    4.65% to    4.18%
   2004.......................... 1.15% to 1.60% 12,248,563 28.59 to  8.74  225,696      0.95%    3.57% to    3.11%
   2003.......................... 1.15% to 1.60% 15,576,320 27.61 to  8.48  283,636      1.08%   22.57% to   22.01%
 Worldwide Growth Portfolio --
   Service Shares
   2007.......................... 1.50% to 1.70%  1,888,032  7.45 to  7.33   14,873      0.54%    7.71% to    7.49%
   2006.......................... 1.50% to 1.70%  2,410,037  6.91 to  6.82   17,511      1.59%   16.17% to   15.94%
   2005.......................... 1.50% to 1.70%  2,945,854  7.22 to  5.88   18,413      1.18%    3.99% to    3.78%
   2004.......................... 1.50% to 1.70%  3,424,126  6.95 to  5.67   20,558      0.87%    2.96% to    2.75%
   2003.......................... 1.50% to 1.70%  4,043,372  6.75 to  5.52   23,612      0.83%   21.83% to   21.58%
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core
   Bond Portfolio 1
   2007.......................... 1.45% to 2.20%    213,329 10.94 to 10.80    2,321      4.89%    4.76% to    3.96%
   2006.......................... 1.45% to 2.20%    151,880 10.44 to 10.39    1,581      0.00%    4.40% to    3.87%
 JPMorgan Insurance Trust
   Diversified Equity Portfolio 1
   2007.......................... 1.45% to 2.20%     62,510 11.98 to 11.83      743      0.06%    8.84% to    8.01%
   2006.......................... 1.45% to 2.20%        399 11.01 to 10.96        4      0.00%   10.11% to    9.55%
 JPMorgan Insurance Trust
   Diversified Mid Cap Growth
   Portfolio 1
   2007.......................... 1.45% to 1.45%      1,350 11.56 to 11.56       16      2.58%   15.53% to   15.53%
   2006.......................... 1.45% to 2.20%        431 10.00 to  9.95        4      0.00%    0.02% to  (0.48)%
 JPMorgan Insurance Trust Equity
   Index Portfolio 1
   2007.......................... 1.45% to 2.20%     51,337 11.26 to 11.12      573      0.08%    3.56% to    2.77%
   2006.......................... 1.45% to 2.20%      1,226 10.87 to 10.82       13      0.00%    8.75% to    8.20%
 JPMorgan Insurance Trust
   Government Bond Portfolio 1
   2007.......................... 1.45% to 2.20%    195,699 11.06 to 10.92    2,153      5.27%    5.92% to    5.11%
   2006.......................... 1.45% to 2.20%    144,330 10.44 to 10.39    1,503      0.00%    4.44% to    3.92%
 JPMorgan Insurance Trust
   Intrepid Growth Portfolio 1
   2007.......................... 1.45% to 2.20%     83,000 11.24 to 11.10      925      0.00%    9.92% to    9.08%
   2006.......................... 1.45% to 2.20%        416 10.22 to 10.17        4      0.00%    2.24% to    1.72%
 JPMorgan Insurance Trust
   Intrepid Mid Cap Portfolio 1
   2007.......................... 1.45% to 2.20%     72,610 10.42 to 10.29      750      0.07%    1.37% to    0.59%
   2006.......................... 1.45% to 2.20%        939 10.28 to 10.23       10      0.00%    2.79% to    2.27%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                   Expenses as a                                      Investment
                                   % of Average                            Net Assets   Income           Total
                                   Net Assets(1)    Units     Unit Value      000s     Ratio(2)        Return(3)
                                   -------------- --------- -------------- ---------- ---------- ----------------------
Legg Mason Partners Variable
  Equity Trust
 Legg Mason Partners Variable
   Aggressive Growth Portfolio --
   Class II
   2007........................... 1.45% to 2.30%   754,057 15.72 to 11.05   11,018      0.00%      (1.10)% to  (1.96)%
   2006........................... 1.45% to 2.30%   772,298 15.90 to 11.27   11,455      0.00%        9.14% to    8.21%
   2005........................... 1.45% to 2.30%   613,685 14.57 to 10.41    8,448      0.00%       16.87% to    4.11%
   2004........................... 1.45% to 2.20%   449,954 13.48 to  9.99    5,898      0.00%        7.21% to  (0.05)%
   2003........................... 1.45% to 1.70%   185,388 12.57 to 12.55    2,331      0.00%       25.74% to   25.53%
 Legg Mason Partners Variable
   Capital and Income Portfolio --
   Class I
   2007........................... 1.15% to 1.60% 1,069,924 10.04 to 10.00   10,711      5.13%     0.52% to    0.06%(a)
   2006........................... 1.15% to 1.60%   982,919 14.33 to 12.53   13,041      1.95%       11.27% to   10.77%
   2005........................... 1.15% to 1.60% 1,230,866 12.88 to 11.31   14,823      1.93%        2.13% to    1.67%
   2004........................... 1.15% to 1.60% 1,502,908 12.61 to 11.12   17,838      1.97%        7.48% to    7.00%
   2003........................... 1.15% to 1.60% 1,670,456 11.73 to 10.39   18,581      1.61%       14.58% to   14.07%
 Legg Mason Partners Variable
   Capital and Income Portfolio --
   Class II
   2007........................... 1.45% to 2.45% 1,340,388 10.00 to  9.93   13,352      5.01%     0.02% to  (0.99)%(b)
   2006........................... 1.45% to 2.30%   961,071 11.69 to 11.32   10,918      2.99%       10.63% to    9.68%
   2005........................... 0.00% to 2.30%   200,450 10.57 to 10.32    2,086      6.90%        5.66% to    3.18%
 Legg Mason Partners Variable
   Fundamental Value Portfolio --
   Class I
   2007........................... 1.45% to 2.30% 1,658,556  9.50 to  9.45   15,743      1.76%   (7.21)% to  (8.01)%(c)
   2006........................... 1.45% to 2.30% 1,197,152 16.36 to 11.86   18,819      1.35%       16.17% to   15.17%
   2005........................... 1.45% to 2.30% 1,130,086 14.08 to 10.14   15,620      0.64%        9.37% to    1.44%
   2004........................... 1.45% to 2.20% 1,050,803 13.78 to  9.99   14,351      0.22%        6.51% to  (0.13)%
   2003........................... 1.45% to 1.70%   550,460 12.93 to 12.91    7,116      0.00%       29.34% to   29.12%
 Legg Mason Partners Variable
   Investors Portfolio -- Class I
   2007........................... 1.15% to 1.60% 1,751,515 19.85 to 14.23   30,078      1.15%        2.70% to    2.23%
   2006........................... 1.15% to 1.60% 2,344,053 19.33 to 13.92   39,253      1.55%       16.90% to   16.38%
   2005........................... 1.15% to 1.60% 3,136,093 16.54 to 11.96   44,992      1.08%        5.31% to    4.83%
   2004........................... 1.15% to 1.60% 3,828,177 15.70 to 11.41   52,751      1.41%        9.10% to    8.61%
   2003........................... 1.15% to 1.60% 4,244,587 14.39 to 10.51   53,784      1.46%       30.81% to   30.22%
Legg Mason Partners Variable
  Income Trust
 Legg Mason Partners Variable
   Strategic Bond Portfolio --
   Class I
   2007........................... 1.15% to 1.60% 1,900,849 15.33 to 14.28   27,947      4.38%        0.81% to    0.36%
   2006........................... 1.15% to 1.60% 2,386,389 15.21 to 14.23   34,924      4.93%        3.82% to    3.35%
   2005........................... 1.15% to 1.60% 2,947,461 14.65 to 13.77   41,733      5.74%        1.29% to    0.84%
   2004........................... 1.15% to 1.60% 3,360,947 14.46 to 13.66   47,175      4.54%        5.42% to    4.94%
   2003........................... 1.15% to 1.60% 3,804,830 13.72 to 13.01   50,837      5.07%       11.93% to   11.42%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                    Expenses as a                                      Investment
                                    % of Average                            Net Assets   Income         Total
                                    Net Assets(1)    Units     Unit Value      000s     Ratio(2)      Return(3)
                                    -------------- --------- -------------- ---------- ---------- ------------------
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock
   Series -- Service Class Shares
   2007............................ 1.45% to 2.30% 2,772,937 14.64 to 11.86   23,662      0.09%    9.41% to    8.46%
   2006............................ 1.45% to 2.30% 3,222,544 13.38 to 10.93   25,116      0.00%    5.75% to    4.84%
   2005............................ 1.45% to 2.20% 3,545,730 12.65 to  6.24   25,467      0.14%    9.69% to    2.04%
   2004............................ 1.45% to 1.95% 3,937,645 12.32 to  6.09   27,008      0.00%    8.52% to    2.77%
   2003............................ 1.45% to 1.70% 4,278,161 11.47 to  5.68   26,005      0.00%   20.77% to   14.69%
 MFS(R) Investors Trust Series --
   Service Class Shares
   2007............................ 1.45% to 2.10% 1,727,471 16.24 to 13.18   19,432      0.60%    8.43% to    7.71%
   2006............................ 1.45% to 2.30% 2,090,802 14.98 to 11.55   21,603      0.26%   11.06% to   10.11%
   2005............................ 1.45% to 2.10% 2,371,865 13.49 to  8.65   21,954      0.31%    5.48% to    4.78%
   2004............................ 1.45% to 2.10% 2,568,716 12.79 to  8.22   22,289      0.44%    9.51% to    5.81%
   2003............................ 1.45% to 1.70% 2,644,443 11.68 to  7.53   20,576      0.44%   20.01% to   16.77%
 MFS(R) New Discovery Series --
   Service Class Shares
   2007............................ 1.15% to 2.30% 2,768,632 15.69 to 11.69   29,384      2.38%    1.07% to  (0.11)%
   2006............................ 1.15% to 2.30% 3,562,284 15.53 to 11.70   37,342      0.00%   11.64% to   10.34%
   2005............................ 1.15% to 2.30% 4,017,980 13.91 to  7.91   37,884      0.00%   20.15% to    2.73%
   2004............................ 1.15% to 2.20% 4,681,594 13.40 to  7.66   42,080      0.00%    6.12% to  (3.17)%
   2003............................ 1.15% to 1.70% 5,760,927 12.76 to  7.34   48,190      0.00%   31.43% to   27.35%
 MFS(R) Strategic Income Series --
   Service Class Shares
   2007............................ 1.45% to 1.45%     6,569 11.81 to 11.81       78      4.25%    1.91% to    1.91%
   2006............................ 1.45% to 2.05%     4,108 11.58 to 10.45       48      3.38%    4.85% to    4.21%
   2005............................ 1.45% to 1.45%       302 11.05 to 11.05        3      0.00%    0.16% to    0.16%
 MFS(R) Total Return Series --
   Service Class Shares
   2007............................ 1.45% to 2.55% 6,579,015 14.02 to  9.73   76,363      2.35%    2.42% to  (3.94)%
   2006............................ 1.45% to 2.30% 4,769,194 13.69 to 11.10   54,869      2.24%   10.01% to    9.06%
   2005............................ 1.45% to 2.30% 1,919,260 12.66 to 10.17   20,498      0.02%    3.24% to    0.71%
   2004............................ 1.45% to 1.50%     2,493 12.53 to 12.30       31      1.53%   23.04% to    9.36%
   2003............................ 1.50% to 1.50%     2,387 11.46 to 11.46       27      1.64%   14.27% to   14.27%
 MFS(R) Utilities Series -- Service
   Class Shares
   2007............................ 1.45% to 2.20% 3,407,875 29.31 to 18.26   68,817      3.44%   25.70% to   24.74%
   2006............................ 1.45% to 2.30% 3,724,035 23.32 to 12.81   58,884      1.86%   29.07% to   27.96%
   2005............................ 1.45% to 2.00% 3,815,454 18.06 to 11.21   46,068      0.54%   14.89% to   14.25%
   2004............................ 1.45% to 1.85% 3,741,935 15.72 to  9.78   38,786      1.26%   27.96% to   20.65%
   2003............................ 1.45% to 1.70% 3,467,512 12.29 to  7.66   27,426      2.09%   33.54% to   22.88%
Old Mutual Insurance Series Fund
 Old Mutual Growth II Portfolio
   2007............................ 1.15% to 1.40%   456,422 13.88 to 13.52    6,180      0.13%   22.00% to   21.70%
   2006............................ 1.15% to 1.40%   648,716 11.38 to 11.11    7,214      0.00%    5.97% to    5.70%
   2005............................ 1.15% to 1.40%   900,188 10.74 to 10.51    9,471      0.00%   10.08% to    9.80%
   2004............................ 1.15% to 1.40% 1,150,006  9.76 to  9.57   11,018      0.00%    5.38% to    5.12%
   2003............................ 1.15% to 1.40% 1,584,742  9.26 to  9.10   14,442      0.00%   24.26% to   23.95%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                   Expenses as a                                      Investment
                                   % of Average                            Net Assets   Income         Total
                                   Net Assets(1)    Units     Unit Value      000s     Ratio(2)      Return(3)
                                   -------------- --------- -------------- ---------- ---------- ------------------
 Old Mutual Large Cap Growth
   Portfolio
   2007........................... 1.15% to 1.40%   401,440 21.24 to 20.68    8,318      0.14%   18.22% to   17.92%
   2006........................... 1.15% to 1.40%   578,757 17.97 to 17.54   10,172      0.00%    4.33% to    4.07%
   2005........................... 1.15% to 1.40%   778,153 17.22 to 16.85   13,137      0.00%    3.36% to    3.10%
   2004........................... 1.15% to 1.40% 1,038,890 16.66 to 16.35   17,008      0.00%    7.69% to    7.42%
   2003........................... 1.15% to 1.40% 1,315,600 15.47 to 15.22   20,046      0.00%   29.68% to   29.36%
Oppenheimer Variable Account Funds
 Oppenheimer Balanced Fund/VA
   2007........................... 1.15% to 1.60% 1,898,908 45.12 to 14.45   50,976      2.93%    2.59% to    2.12%
   2006........................... 1.15% to 1.60% 2,351,158 43.98 to 14.15   62,389      2.91%    9.87% to    9.38%
   2005........................... 1.15% to 1.60% 2,872,752 40.03 to 12.94   71,609      1.81%    2.70% to    2.23%
   2004........................... 1.15% to 1.60% 3,257,445 38.98 to 12.66   81,205      1.03%    8.83% to    8.34%
   2003........................... 1.15% to 1.60% 3,200,683 35.82 to 11.68   77,470      3.04%   23.52% to   22.96%
 Oppenheimer Balanced
   Fund/VA -- Service Shares
   2007........................... 1.45% to 2.55% 4,479,782 12.46 to  9.69   51,835      2.33%    1.98% to  (4.56)%
   2006........................... 1.45% to 2.30% 3,734,727 12.22 to 10.89   43,482      2.24%    9.26% to    8.31%
   2005........................... 1.45% to 2.30% 2,434,640 11.19 to 10.05   26,838      1.26%    2.17% to    0.53%
   2004........................... 1.45% to 2.20%   858,290 10.95 to 10.89    9,379      0.00%    9.49% to    8.94%
 Oppenheimer Capital Appreciation
   Fund/VA
   2007........................... 1.15% to 1.60% 3,281,755 68.09 to 12.99   98,385      0.24%   12.83% to   12.32%
   2006........................... 1.15% to 1.60% 4,291,526 60.35 to 11.56  113,604      0.40%    6.71% to    6.23%
   2005........................... 1.15% to 1.60% 5,344,427 56.56 to 10.88  137,163      0.97%    3.89% to    3.43%
   2004........................... 1.15% to 1.60% 6,805,353 54.44 to 10.52  171,410      0.33%    5.70% to    5.23%
   2003........................... 1.15% to 1.60% 7,569,133 51.50 to 10.00  190,033      0.39%   29.44% to   28.86%
 Oppenheimer Capital Appreciation
   Fund/VA -- Service Shares
   2007........................... 1.45% to 2.10% 1,069,304 15.92 to 11.33   16,850      0.01%   12.20% to   11.46%
   2006........................... 1.45% to 2.30% 1,137,445 14.18 to 11.12   15,884      0.19%    6.12% to    5.21%
   2005........................... 1.45% to 2.10% 1,079,413 13.84 to 10.42   14,343      0.72%    8.60% to    2.67%
   2004........................... 1.45% to 2.10% 1,047,495 13.40 to 10.15   13,465      0.20%    5.07% to    1.49%
   2003........................... 1.45% to 1.70%   545,483 12.76 to 12.30    6,776      0.00%   28.73% to   22.97%
 Oppenheimer Core Bond Fund/VA
   2007........................... 1.15% to 1.60% 2,549,165 31.06 to 13.56   51,724      5.32%    3.18% to    2.72%
   2006........................... 1.15% to 1.60% 2,858,389 30.10 to 13.20   57,980      5.63%    4.07% to    3.60%
   2005........................... 1.15% to 1.60% 3,417,647 28.92 to 12.69   69,116      5.37%    1.41% to    0.95%
   2004........................... 1.15% to 1.60% 4,121,065 28.52 to 12.57   83,599      4.90%    4.28% to    3.81%
   2003........................... 1.15% to 1.60% 5,350,486 27.35 to 12.10  105,152      6.02%    5.55% to    5.07%
 Oppenheimer Global Securities
   Fund/VA -- Service Shares
   2007........................... 1.45% to 2.20% 7,632,946 22.52 to 14.20  120,950      1.58%    4.53% to    3.73%
   2006........................... 1.45% to 2.30% 8,592,832 21.54 to 12.17  128,891      0.88%   15.67% to   14.67%
   2005........................... 1.45% to 2.20% 9,274,898 18.62 to 11.40  118,406      0.86%   19.43% to   11.67%
   2004........................... 1.45% to 2.10% 9,267,701 16.57 to 10.17  103,300      1.10%   17.15% to   10.43%
   2003........................... 1.45% to 1.70% 7,460,563 14.14 to  8.70   69,507      0.56%   41.41% to   40.43%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                Expenses as a                                      Investment
                                % of Average                            Net Assets   Income          Total
                                Net Assets(1)    Units     Unit Value      000s     Ratio(2)       Return(3)
                                -------------- --------- -------------- ---------- ---------- -------------------
 Oppenheimer High Income Fund/
   VA
   2007........................ 1.15% to 1.60% 1,695,927 42.24 to 12.43   43,383      7.55%   (1.26)% to  (1.71)%
   2006........................ 1.15% to 1.60% 2,216,350 42.78 to 12.64   58,611      7.86%     8.17% to    7.68%
   2005........................ 1.15% to 1.60% 2,808,835 39.55 to 11.74   70,449      6.84%     1.14% to    0.68%
   2004........................ 1.15% to 1.60% 3,560,948 39.10 to 11.66   89,889      6.77%     7.71% to    7.23%
   2003........................ 1.15% to 1.60% 5,063,463 36.30 to 10.88  114,418      7.07%    22.53% to   21.98%
 Oppenheimer Main Street
   Fund/VA -- Service Shares
   2007........................ 1.45% to 2.45% 4,861,869 15.74 to 10.83   55,700      0.93%     2.63% to    1.59%
   2006........................ 1.45% to 2.30% 7,305,931 15.33 to 11.73   81,489      0.89%    13.10% to   12.13%
   2005........................ 1.45% to 2.20% 5,970,370 13.56 to  8.78   57,024      1.19%     8.80% to    3.53%
   2004........................ 1.45% to 2.10% 6,459,260 13.01 to  8.45   58,647      0.69%     7.56% to    3.18%
   2003........................ 1.45% to 1.70% 6,361,484 12.09 to  7.87   52,558      0.77%    24.54% to   20.94%
 Oppenheimer Main Street Small
   Cap Fund/VA -- Service
   Shares
   2007........................ 1.45% to 2.55% 4,088,672 19.12 to  9.00   62,618      0.28%   (2.83)% to (14.53)%
   2006........................ 1.45% to 2.30% 2,259,800 19.67 to 11.84   41,872      0.16%    13.00% to   12.03%
   2005........................ 1.45% to 2.30% 1,826,811 17.41 to 10.57   30,629      0.00%    18.07% to    5.73%
   2004........................ 1.45% to 2.20% 1,565,895 16.10 to 11.01   24,651      0.00%    17.79% to   10.07%
   2003........................ 1.45% to 1.70%   635,700 13.71 to 13.32    8,618      0.00%    42.08% to   36.95%
 Oppenheimer MidCap Fund/VA
   2007........................ 1.15% to 1.60% 1,981,504 54.68 to 11.52   59,934      0.00%     5.10% to    4.63%
   2006........................ 1.15% to 1.60% 2,611,132 52.03 to 11.01   75,279      0.00%     1.77% to    1.32%
   2005........................ 1.15% to 1.60% 3,279,000 51.12 to 10.87   94,098      0.00%    11.04% to   10.54%
   2004........................ 1.15% to 1.60% 3,964,971 46.04 to  9.83  103,435      0.00%    18.40% to   17.87%
   2003........................ 1.15% to 1.60% 4,766,375 38.88 to  8.34  108,385      0.00%    24.15% to   23.59%
 Oppenheimer MidCap
   Fund/VA -- Service Shares
   2007........................ 1.45% to 1.95%   315,293 16.49 to 12.22    5,144      0.00%     4.49% to    3.96%
   2006........................ 1.45% to 2.30%   387,344 15.78 to 10.67    6,052      0.00%     1.22% to    0.35%
   2005........................ 1.45% to 1.95%   401,902 15.59 to 11.67    6,217      0.00%    16.75% to    9.92%
   2004........................ 1.45% to 1.85%   399,422 14.13 to 11.21    5,612      0.00%    17.70% to   12.05%
   2003........................ 1.45% to 1.70%   221,120 12.00 to 11.94    2,652      0.00%    23.34% to   19.90%
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor
   Class Shares
   2007........................ 1.45% to 2.20% 1,328,551 11.44 to 11.21   15,149      7.38%     6.61% to    5.79%
   2006........................ 1.45% to 2.30%   648,529 10.73 to 10.33    6,946      5.24%     3.05% to    2.17%
   2005........................ 1.45% to 2.20%   618,092 10.41 to 10.36    6,434      5.04%     4.14% to    3.61%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                Expenses as a                                       Investment
                                % of Average                             Net Assets   Income          Total
                                Net Assets(1)    Units      Unit Value      000s     Ratio(2)       Return(3)
                                -------------- ---------- -------------- ---------- ---------- -------------------
 Foreign Bond Portfolio
   (U.S. Dollar Hedged) --
   Administrative Class Shares
   2007........................ 1.50% to 1.70%    644,226 13.08 to 12.88    8,347      3.36%     2.06% to    1.85%
   2006........................ 1.50% to 1.70%    764,583 12.81 to 12.65    9,717      4.20%     0.66% to    0.45%
   2005........................ 1.50% to 1.70%    919,440 12.73 to 12.51   11,622      3.15%     3.57% to    3.36%
   2004........................ 1.50% to 1.70%    871,513 12.29 to 12.09   10,642      3.12%     3.98% to    3.77%
   2003........................ 1.50% to 1.70%    962,082 11.82 to 11.64   11,303      2.67%     0.73% to    0.52%
 High Yield Portfolio --
   Administrative Class Shares
   2007........................ 1.45% to 2.45%  6,148,888 13.19 to 10.57   85,408      6.97%     1.99% to    0.95%
   2006........................ 1.45% to 2.30%  7,880,987 12.94 to 10.76  105,639      6.88%     7.50% to    6.58%
   2005........................ 1.45% to 2.30%  7,694,556 13.25 to 10.10   98,601      6.51%     4.86% to    0.99%
   2004........................ 1.45% to 2.20%  8,228,193 12.93 to 10.66  103,509      6.62%     8.08% to    6.60%
   2003........................ 1.45% to 1.70%  7,670,684 11.98 to 10.86   90,110      7.39%    21.01% to    8.64%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2007........................ 1.45% to 2.55%  6,083,533 11.86 to 10.58   81,485      4.53%     8.15% to    8.82%
   2006........................ 1.45% to 2.30%  4,748,616 10.97 to  9.91   62,943      5.55%   (0.31)% to  (1.17)%
   2005........................ 1.45% to 2.30%  4,370,680 15.01 to 10.03   61,368      4.27%     3.23% to    0.26%
   2004........................ 1.45% to 2.10%  4,835,517 14.54 to 10.30   66,481      4.15%     6.59% to    3.01%
   2003........................ 1.45% to 1.70%  5,399,476 13.73 to 10.06   71,141      3.05%     2.34% to    0.55%
 Low Duration Portfolio --
   Administrative Class Shares
   2007........................ 1.45% to 2.55% 17,920,878 10.83 to 10.39  191,569      4.23%     5.80% to    5.82%
   2006........................ 1.45% to 2.30%  2,044,005 10.24 to 10.14   20,805      4.24%     2.47% to    1.58%
   2005........................ 0.00% to 2.30%    904,878  9.99 to  9.94    9,028      2.45%   (0.09)% to  (0.60)%
 Total Return Portfolio --
   Administrative Class Shares
   2007........................ 1.15% to 2.55% 23,041,682 11.72 to 10.51  299,527      4.79%     7.48% to    7.72%
   2006........................ 1.15% to 2.30% 26,585,312 10.91 to 10.13  321,728      5.00%     2.65% to    1.46%
   2005........................ 1.15% to 2.30% 23,356,330 13.09 to  9.98  285,362      4.28%     1.27% to  (0.18)%
   2004........................ 1.15% to 2.20% 22,362,397 12.97 to 10.16  273,766      2.55%     3.68% to    1.55%
   2003........................ 1.15% to 1.70% 20,719,015 12.55 to 10.10  250,748      2.87%     3.46% to    0.98%
The Prudential Series Fund
 Jennison 20/20 Focus
   Portfolio -- Class II
   2007........................ 1.45% to 2.55%  2,841,578 20.37 to 10.24   43,190      9.12%     8.51% to    3.60%
   2006........................ 1.45% to 2.30%  2,445,477 18.77 to 11.84   36,309      0.72%    11.97% to   11.00%
   2005........................ 1.45% to 1.95%    446,962 16.76 to 12.28    7,415      0.00%    22.78% to   19.02%
   2004........................ 1.45% to 1.85%    122,842 14.03 to 10.93    1,698      0.00%    13.71% to    9.27%
   2003........................ 1.45% to 1.70%     15,206 12.34 to 12.31      188      0.00%    23.35% to   23.14%
 Jennison Portfolio -- Class II
   2007........................ 1.45% to 2.30%    252,437 16.11 to 11.61    3,470      0.00%     9.93% to    8.98%
   2006........................ 1.45% to 2.30%    268,285 14.66 to 10.66    3,328      0.00%   (0.10)% to  (0.96)%
   2005........................ 1.45% to 2.30%    243,828 14.67 to  9.16    3,019      0.00%    12.38% to    7.61%
   2004........................ 1.45% to 2.20%    111,614 13.05 to  8.16    1,149      0.06%     9.12% to    3.53%
   2003........................ 1.45% to 1.70%     54,130 12.13 to  7.59      481      0.00%    27.60% to   21.08%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                   Expenses as a                                      Investment
                                   % of Average                            Net Assets   Income          Total
                                   Net Assets(1)    Units     Unit Value      000s     Ratio(2)       Return(3)
                                   -------------- --------- -------------- ---------- ---------- -------------------
 Natural Resources Portfolio --
   Class II
   2007........................... 1.45% to 2.55% 1,779,458 25.95 to 12.90   42,907     23.96%    45.54% to   46.22%
   2006........................... 1.45% to 2.30%   852,359 17.83 to 13.04   15,160      3.04%    19.96% to   18.93%
   2005........................... 1.45% to 1.95%   299,613 14.86 to 14.81    4,449      0.00%    48.61% to   48.10%
 SP International Growth
   Portfolio -- Class II
   2007........................... 1.55% to 1.55%    11,452 14.01 to 14.01      160     12.30%    17.27% to   17.27%
   2006........................... 1.55% to 1.55%    14,472 11.94 to 11.94      173      0.80%    18.56% to   18.56%
   2005........................... 1.55% to 1.55%     1,902 10.07 to 10.07       19      1.76%    14.01% to   14.01%
   2004........................... 1.55% to 1.55%     1,996  8.84 to  8.84       18      0.00%    14.33% to   14.33%
   2003........................... 1.55% to 1.55%     2,094  7.73 to  7.73       16      0.00%    36.99% to   36.99%
 SP Prudential U.S. Emerging
   Growth Portfolio -- Class II
   2007........................... 1.55% to 1.55%     1,610 13.92 to 13.92       22     10.07%    14.53% to   14.53%
   2006........................... 1.55% to 1.55%     1,647 12.15 to 12.15       20     13.77%     7.41% to    7.41%
   2005........................... 1.55% to 1.55%     7,938 11.31 to 11.31       90     12.89%    15.66% to   15.66%
   2004........................... 1.55% to 1.55%     9,731  9.78 to  9.78       95      0.00%    19.14% to   19.14%
   2003........................... 1.55% to 1.55%     9,775  8.21 to  8.21       80      0.00%    39.32% to   39.32%
Rydex Variable Trust
 OTC Fund
   2007........................... 1.45% to 2.20% 1,610,228 16.64 to 13.57    9,434      0.07%    16.11% to   15.22%
   2006........................... 1.45% to 2.30% 2,099,071 14.33 to 10.86   10,118      0.00%     4.24% to    3.35%
   2005........................... 1.45% to 2.10% 3,188,196 13.75 to  3.56   15,226      0.00%    14.05% to  (1.00)%
   2004........................... 1.45% to 2.10% 3,111,699 13.80 to  3.58   14,028      0.00%     7.76% to    4.93%
   2003........................... 1.45% to 1.70% 3,416,957 12.80 to  3.33   12,891      0.00%    43.24% to   28.02%
The Universal Institutional Funds,
  Inc.
 Equity and Income Portfolio --
   Class II Shares
   2007........................... 1.45% to 2.55%   729,990  9.76 to  9.68    7,085      0.59%   (3.59)% to  (4.67)%
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II
   Shares
   2007........................... 1.45% to 2.55% 9,721,170 16.35 to  9.12  131,463      1.56%   (3.75)% to (12.88)%
   2006........................... 1.45% to 2.30% 7,575,129 16.99 to 11.94  111,331      2.41%    14.37% to   13.38%
   2005........................... 1.45% to 2.30% 6,788,043 14.86 to 10.50   87,592      0.95%     5.39% to    1.83%
   2004........................... 1.45% to 2.20% 5,545,359 14.48 to 10.92   69,254      0.64%    15.73% to    9.21%
   2003........................... 1.45% to 1.70% 2,687,897 12.51 to 10.33   28,669      0.38%    28.81% to   25.12%
 Strategic Growth Portfolio --
   Class II Shares
   2007........................... 1.45% to 2.20%   889,144 15.37 to 12.99   11,432      0.00%    14.94% to   14.06%
   2006........................... 1.45% to 2.30% 1,002,002 13.37 to 10.56   11,111      0.00%     1.14% to    0.27%
   2005........................... 1.45% to 2.20%   996,830 13.22 to 10.06   10,793      0.01%    13.69% to    5.38%
   2004........................... 1.45% to 2.10%   980,231 12.46 to  9.51    9,860      0.00%     5.23% to    1.97%
   2003........................... 1.45% to 1.70%   755,482 11.84 to  9.06    7,124      0.00%    25.13% to   18.41%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                     Expenses as a                                  Investment
                                     % of Average                        Net Assets   Income         Total
                                     Net Assets(1)   Units   Unit Value     000s     Ratio(2)      Return(3)
                                     -------------- ------- ------------ ---------- ---------- ------------------
XTF Advisors Trust
 ETF 60 Portfolio -- Class II Shares
   2007............................. 1.45% to 2.45% 849,400 9.87 to 9.81   8,339       0.00%   (1.88)% to (2.88)%

--------
(a)Activity from Legg Mason Partners Variable Total Return Portfolio -- Class I is combined with Legg Mason Partners Variable Capital and Income Portfolio -- Class I
(b)Activity from Legg Mason Partners Variable Total Return Portfolio -- Class II is combined with Legg Mason Partners Variable Capital and Income Portfolio -- Class II
(c)Activity from Legg Mason Partners Variable All Cap Portfolio -- Class II is combined with Legg Mason Partners Variable Fundamental Value Portfolio -- Class I
1 Expenses as a percentage of average net assets represent the annualized contract expenses of the Separate Account, consisting of mortality and expense risk charges, and administrative expenses, a charge for the bonus credit, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying portfolios are excluded.
2 The investment income ratio represents the ordinary dividends received by the Subaccount from the portfolio divided by average net assets.
3 The total return is represented as a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum policy charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Financial Statements

                         Year ended December 31, 2007

    (With Report of Independent Registered Public Accounting Firm Thereon)

         Genworth Life and Annuity Insurance Company and Subsidiaries

                  Index to Consolidated Financial Statements

                                                                                                  Page
                                                                                                  ----
Report of KPMG LLP, Independent Registered Public Accounting Firm................................  F-1
Consolidated Statements of Income for the years ended December 31, 2007, 2006 and 2005...........  F-2
Consolidated Balance Sheets as of December 31, 2007 and 2006.....................................  F-3
Consolidated Statements of Changes in Stockholders' Equity for the years ended December 31, 2007,
  2006 and 2005..................................................................................  F-4
Consolidated Statements of Cash Flows for the years ended December 31, 2007, 2006 and 2005.......  F-5
Notes to Consolidated Financial Statements.......................................................  F-6
Report of KPMG LLP, Independent Registered Public Accounting Firm, on Financial Statement
  Schedules...................................................................................... F-45
Schedule I, Summary of Investments--other than investments in related parties.................... F-46
Schedule III, Supplemental Insurance Information................................................. F-47

            Report of Independent Registered Public Accounting Firm

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2007 and 2006, and the related consolidated statements of income, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2007. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.

   We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), Genworth Life and Annuity Insurance Company and subsidiaries' internal control over financial reporting as of December 31, 2007, based on criteria established in Internal Control--Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO), and our report dated February 28, 2008 expressed an unqualified opinion on the effectiveness of the Company's internal control over financial reporting.

/s/ KPMG LLP

Richmond, Virginia
February 28, 2008

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Statements of Income
                             (Amounts in millions)

                                                                        Years ended December 31,
                                  -                                   ---------------------------
                                                                        2007      2006     2005
                                                                      --------  -------- --------
Revenues:
Premiums............................................................. $1,063.2  $1,132.3 $1,112.4
Net investment income................................................  1,189.9   1,116.9  1,018.6
Net investment gains (losses)........................................    (91.1)      3.1     (9.7)
Policy fees and other income.........................................    491.3     382.8    362.3
                                                                      --------  -------- --------
   Total revenues....................................................  2,653.3   2,635.1  2,483.6
                                                                      --------  -------- --------
Benefits and expenses:
Benefits and other changes in policy reserves........................  1,105.4   1,101.9  1,145.1
Interest credited....................................................    541.3     496.7    456.0
Acquisition and operating expenses, net of deferrals.................    244.2     242.5    237.9
Amortization of deferred acquisition costs and intangibles...........    151.4     112.0    177.4
Interest expense.....................................................    205.1     134.0     48.7
                                                                      --------  -------- --------
   Total benefits and expenses.......................................  2,247.4   2,087.1  2,065.1
                                                                      --------  -------- --------
Income before income taxes and equity in net income of unconsolidated
  subsidiary.........................................................    405.9     548.0    418.5
Provision for income taxes...........................................    101.3     188.4    147.9
                                                                      --------  -------- --------
Net income before equity in net income of unconsolidated subsidiary..    304.6     359.6    270.6
Equity in net income of unconsolidated subsidiary....................     19.1        --       --
                                                                      --------  -------- --------
Net income........................................................... $  323.7  $  359.6 $  270.6
                                                                      ========  ======== ========


          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          Consolidated Balance Sheets
           (Amounts in millions, except share and per share amounts)

                                                                                            December 31,
                                                                                        --------------------
                                                                                           2007      2006
                                                                                        ---------  ---------
Assets
   Investments:
       Fixed maturity securities available-for-sale, at fair value..................... $15,237.3  $15,962.7
       Equity securities available-for-sale, at fair value.............................      64.0       35.8
       Commercial mortgage loans.......................................................   2,968.1    2,917.1
       Policy loans....................................................................     466.8      486.7
       Other invested assets ($399.8 and $429.8 restricted)............................   1,437.5      740.2
                                                                                        ---------  ---------
              Total investments........................................................  20,173.7   20,142.5
   Cash and cash equivalents...........................................................     616.4      423.8
   Accrued investment income...........................................................     167.4      172.3
   Deferred acquisition costs..........................................................   2,962.2    2,660.0
   Goodwill............................................................................     450.9      471.2
   Intangible assets...................................................................     502.3      520.7
   Reinsurance recoverable.............................................................   8,670.6    9,386.8
   Other assets........................................................................     427.8      343.3
   Separate account assets.............................................................  12,005.8   10,383.4
                                                                                        ---------  ---------
              Total assets............................................................. $45,977.1  $44,504.0
                                                                                        =========  =========
Liabilities and stockholders' equity
   Liabilities:
       Future policy benefits.......................................................... $ 9,809.4  $10,033.6
       Policyholder account balances...................................................  13,962.3   14,439.8
       Liability for policy and contract claims........................................     263.1      279.3
       Unearned premiums...............................................................      21.4       24.1
       Deferred income tax liability...................................................   1,077.9    1,004.5
       Non-recourse funding obligations................................................   3,555.0    2,765.0
       Other liabilities ($415.1 and $436.6 restricted)................................     995.8    1,130.6
       Separate account liabilities....................................................  12,005.8   10,383.4
                                                                                        ---------  ---------
              Total liabilities........................................................  41,690.7   40,060.3
                                                                                        ---------  ---------
   Commitments and contingencies

   Stockholders' equity:
       Preferred stock, Cumulative Series A ($1,000 par value, $1,000 redemption and liquidation value, 200,000 shares authorized, zero and 110,000 shares
         issued and outstanding as of December 31, 2007 and 2006, respectively)........        --      110.0
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding).......................................................      25.6       25.6
       Additional paid-in capital......................................................   4,071.6    4,025.3
                                                                                        ---------  ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses).....................................    (338.2)      21.7
          Derivatives qualifying as hedges.............................................       4.9        0.3
                                                                                        ---------  ---------
       Total accumulated other comprehensive income (loss).............................    (333.3)      22.0
       Retained earnings...............................................................     522.5      260.8
                                                                                        ---------  ---------
              Total stockholders' equity...............................................   4,286.4    4,443.7
                                                                                        ---------  ---------
              Total liabilities and stockholders' equity............................... $45,977.1  $44,504.0
                                                                                        =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          Consolidated Statements of Changes in Stockholders' Equity
                             (Amounts in millions)

                                                                   Accumulated
                                                       Additional     other                  Total
                                      Preferred Common  paid-in   comprehensive Retained stockholders'
                                        stock   stock   capital   income (loss) earnings    equity
                                      --------- ------ ---------- ------------- -------- -------------
Balances as of December 31, 2004.....  $ 120.0  $25.6   $4,147.6     $ 200.7    $ 543.8    $5,037.7
                                                                                           --------
Comprehensive income (loss):
   Net income........................       --     --         --          --      270.6       270.6
   Net unrealized gains (losses) on
     investment securities...........       --     --         --      (116.8)        --      (116.8)
   Derivatives qualifying as hedges..       --     --         --        (2.0)        --        (2.0)
   Additional minimum pension
     liability.......................       --     --         --        (0.2)        --        (0.2)
                                                                                           --------
Total comprehensive income (loss)....                                                         151.6
Dividends and other transactions with
  stockholders.......................       --     --     (127.5)         --     (456.3)     (583.8)
                                       -------  -----   --------     -------    -------    --------
Balances as of December 31, 2005.....    120.0   25.6    4,020.1        81.7      358.1     4,605.5
                                                                                           --------
Comprehensive income (loss):
   Net income........................       --     --         --          --      359.6       359.6
   Net unrealized gains (losses) on
     investment securities...........       --     --         --       (62.4)        --       (62.4)
   Derivatives qualifying as hedges..       --     --         --        (0.6)        --        (0.6)
   Additional minimum pension
     liability.......................       --     --         --         3.3         --         3.3
                                                                                           --------
Total comprehensive income (loss)....                                                         299.9
Redemption of preferred stock........    (10.0)    --         --          --         --       (10.0)
Dividends and other transactions with
  stockholders.......................       --     --        5.2          --     (456.9)     (451.7)
                                       -------  -----   --------     -------    -------    --------
Balances as of December 31, 2006.....    110.0   25.6    4,025.3        22.0      260.8     4,443.7
                                                                                           --------
Comprehensive income (loss):
   Net income........................       --     --         --          --      323.7       323.7
   Net unrealized gains (losses) on
     investment securities...........       --     --         --      (359.9)        --      (359.9)
   Derivatives qualifying as hedges..       --     --         --         4.6         --         4.6
                                       -------  -----   --------     -------    -------    --------
Total comprehensive income (loss)....                                                         (31.6)
Redemption of preferred stock........   (110.0)    --         --          --         --      (110.0)
Dividends and other transactions with
  stockholders.......................       --     --       46.3          --      (62.0)      (15.7)
                                       -------  -----   --------     -------    -------    --------
Balances as of December 31, 2007.....  $    --  $25.6   $4,071.6     $(333.3)   $ 522.5    $4,286.4
                                       =======  =====   ========     =======    =======    ========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows
                             (Amounts in millions)

                                                                           Years ended December 31,
                                                                       -------------------------------
                                                                          2007       2006       2005
                                                                       ---------  ---------  ---------
Cash flows from operating activities:
   Net income......................................................... $   323.7  $   359.6  $   270.6
   Adjustments to reconcile net income to net cash from operating activities:
       Net investments (gains) losses.................................      91.1       (3.1)       9.7
       Equity in net income of unconsolidated subsidiary..............     (19.1)        --         --
       Charges assessed to policyholders..............................    (349.5)    (295.2)    (303.5)
       Purchases of trading securities................................      (5.1)     (49.3)     (15.0)
       Amortization of fixed maturity discounts and premiums..........      (7.4)       0.3       14.7
       Acquisition costs deferred.....................................    (488.3)    (489.1)    (381.9)
       Amortization of deferred acquisition costs and intangibles.....     151.4      112.0      177.4
       Deferred income taxes..........................................     215.7      236.0      393.5
   Change in certain assets and liabilities:
       Accrued investment income and other assets.....................    (316.1)      32.5       (6.6)
       Insurance reserves.............................................     769.8      718.0      674.1
       Other liabilities and policy-related balances..................     (24.0)       2.4     (363.3)
                                                                       ---------  ---------  ---------
   Net cash from operating activities.................................     342.2      624.1      469.7
                                                                       ---------  ---------  ---------
Cash flows from investing activities:
   Proceeds from maturities and repayments of investments:
       Fixed maturities...............................................   2,419.7    2,627.8    1,536.3
       Commercial mortgage loans......................................     505.6      228.0      483.3
   Proceeds from sales of investments:
       Fixed maturities and equity securities.........................   1,477.1      950.7    2,595.4
   Purchases and originations of investments:
       Fixed maturities and equity securities.........................  (4,477.9)  (6,187.2)  (3,675.8)
       Commercial mortgage loans......................................    (692.1)    (461.4)    (611.8)
   Other invested assets, net.........................................    (148.2)     (12.0)      15.0
   Cash related to transfer of subsidiary to an affiliate.............     (27.0)        --         --
   Policy loans, net..................................................     (11.2)     (15.2)      (4.3)
                                                                       ---------  ---------  ---------
   Net cash from investing activities.................................    (954.0)  (2,869.3)     338.1
                                                                       ---------  ---------  ---------
Cash flows from financing activities:
   Proceeds from issuance of investment contracts.....................   4,582.0    5,237.1    2,394.8
   Redemption and benefit payments on investment contracts............  (4,450.9)  (4,047.0)  (3,502.1)
   Proceeds from secured borrowings from affiliate....................        --         --       30.1
   Proceeds from short-term borrowings and other, net.................     518.2      423.0      965.5
   Payments on short-term borrowings..................................    (522.4)    (394.4)    (997.9)
   Proceeds from issuance of non-recourse funding obligations.........     790.0    1,365.0      500.0
   Redemption of preferred stock......................................    (110.0)     (10.0)        --
   Dividends paid to stockholders.....................................      (2.5)    (459.7)    (125.6)
                                                                       ---------  ---------  ---------
   Net cash from financing activities.................................     804.4    2,114.0     (735.2)
                                                                       ---------  ---------  ---------
   Net change in cash and cash equivalents............................     192.6     (131.2)      72.6
Cash and cash equivalents at beginning of year........................     423.8      555.0      482.4
                                                                       ---------  ---------  ---------
Cash and cash equivalents at end of year.............................. $   616.4  $   423.8  $   555.0
                                                                       =========  =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 Years Ended December 31, 2007, 2006 and 2005

(1) Formation and Nature of Business

   (a) Formation

   Genworth Life and Annuity Insurance Company (the "Company," "GLAIC," "we," "us" or "our" unless the context otherwise requires) is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). Until March 12, 2007, our preferred shares were owned by an affiliate, Brookfield Life Assurance Company Limited. On March 12, 2007, we redeemed the remaining outstanding preferred shares for par value of $110.0 million and paid $2.5 million in dividends on the redeemed preferred shares. On April 30, 2007, the issued shares of preferred stock were retired.

   On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into GLAIC. GLAIC was the surviving entity. FHL and FCL were both stock life insurance companies operating under charters granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers. The accompanying financial information has been presented as if the mergers had been effective for all periods and were accounted for as a pooling of interests for entities under common control as the Company, FHL and FCL were all wholly-owned subsidiaries of Genworth.

   Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY, with GLICNY being the surviving entity. For periods beginning after December 31, 2006, AML is not included in our consolidated financial statements.

   On January 1, 2007, we transferred assets of $1,377.2 million, including cash and cash equivalents of $27.0 million, and liabilities of $1,091.2 million of AML to GLICNY in exchange for an investment in GLICNY of $334.4 million, representing a 34.5% investment in GLICNY. Additionally, $2.1 million was recorded related to unrealized investment gains and derivative items in equity related to the transfer. The transfer was recorded at book value as the entities were under common control, and accordingly, the difference of $46.3 million between the book value of AML and the investment in GLICNY was recorded as additional paid-in capital. Our investment in GLICNY is recorded under the equity method of accounting. As of December 31, 2007, the carrying value of our investment in GLICNY was $346.5 million and was included in other invested assets.

   The accompanying consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries which include Assigned Settlement, Inc., GNWLAAC Real Estate Holding, LLC, AML, Jamestown Life Insurance Company, River Lake Insurance Company ("River Lake I"), River Lake Insurance Company II ("River Lake II"), River Lake Insurance Company III ("River Lake III"), River Lake Insurance Company IV Limited ("River Lake IV"), River Lake Insurance Company V ("River Lake V") and Rivermont Life Insurance Company I ("Rivermont I").

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   (b) Nature of Business

   We have two segments: (i) Protection and (ii) Retirement Income and Institutional.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are term life insurance, universal life insurance, interest-sensitive whole life insurance and Medicare supplement insurance.

   Retirement Income and Institutional contracts include fixed and variable immediate and deferred individual annuities, variable life insurance products, funding agreements backing notes ("FABNs"), funding agreements and guaranteed investment contracts ("GICs"). In 2006, we decided to discontinue the sale of structured settlement annuities.

   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and specialized brokers) and dedicated sales specialists (affiliated networks of both accountants and personal financial advisors). We also distribute a limited number of products through a direct sales force and defined contribution plan record keepers.

(2) Summary of Significant Accounting Policies

   Our consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All significant intercompany accounts and transactions have been eliminated in consolidation. In 2007, we elected to report separately our liabilities for future policy benefits and policyholder account balances in our consolidated balance sheets. Therefore, the respective prior year amounts have been reclassified to conform to the current year presentation. Additionally, during 2007, an immaterial error related to the classification of certain 2006 expense amounts was identified. This immaterial error resulted in a reclassification between acquisition and operating expenses, net of deferrals, and amortization of deferred acquisition costs and intangibles of $27.9 million. The immaterial reclassification had no impact on total benefits and expenses, on net income or on deferred acquisition costs.

   (a) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due. For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues, but rather as deposits, and are included in liabilities for policyholder account balances.

   (b) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Investment gains and losses are calculated on the basis of specific identification.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

   (c) Policy Fees and Other Income

   Policy fees and other income consist primarily of insurance charges assessed on universal life insurance contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance are recognized as revenue when due. Variable product fees are charged to variable annuity contractholders and variable life insurance policyholders based upon the daily net assets of the contractholder's and policyholder's account values, respectively, and are recognized as revenue when charged. Surrender fees are recognized as income when the contract or policy is surrendered.

   (d) Investment Securities

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities is comprised primarily of investment grade registered securities traded in markets where estimates of fair values are readily obtained from independent pricing sources. For our less liquid securities, such as privately placed securities, we employ alternative valuation methods commonly used in the financial services industry to estimate fair value. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income. Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets.

   As of each balance sheet date, we evaluate securities holdings in an unrealized loss position. Where we do not expect full recovery of value or do not intend to hold such securities until they have fully recovered their carrying value, based on the circumstances present at the date of evaluation, we record the unrealized loss in income. When there has been an adverse change in underlying cash flows on lower quality securities holdings that represent an interest in securitized financial assets, we record the unrealized loss in income.

   (e) Commercial Mortgage Loans

   Commercial mortgage loans are generally stated at principal amounts outstanding, net of deferred expenses and allowance for loan loss. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on an effective yield basis over the term of the loan. Impaired loans are generally carried on a non-accrual status. Loans are ordinarily placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The allowance for loan losses is maintained at a level that management determines is adequate to absorb estimated probable incurred losses in the loan portfolio. Management's evaluation process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements.

   All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. Additions and reductions are made to the allowance through periodic provisions or benefits to net investment gains (losses).

   (f) Securities Lending Activity

   We engage in certain securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities in the consolidated balance sheets. Cash and non-cash collateral, such as a security, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The fair value of collateral held was $152.4 million and $84.9 million as of December 31, 2007 and 2006, respectively. As of December 31, 2007 and 2006, we had no non-cash collateral. As of December 31, 2007 and 2006, the fair value of securities pledged under the securities lending program was $146.2 million and $81.3 million, respectively, and was included in fixed maturity securities in our consolidated balance sheets.

   (g) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

   (h) Deferred Acquisition Costs

   Acquisition costs include costs which vary with, and are primarily related to, the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapses or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and for investment and universal life insurance products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions based on experience studies.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. For the years ended December 31, 2007, 2006 and 2005, no charges to income were recorded as a result of our DAC recoverability testing.

   (i) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2007, 2006 and 2005, no charges to income were recorded as a result of our PVFP recoverability testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed five years.

   (j) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value. We use discounted cash flows and other valuation techniques to establish fair values. There was no goodwill impairment charge recorded in 2007 or in 2006. Based on the results of our testing, we recorded a goodwill impairment charge of $57.5 million in 2005.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   (k) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance assumed contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

   (l) Derivatives

   Derivative financial instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets; (iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting according to Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is probable that the forecasted transaction will not occur.

   We designate and account for the following as cash flow hedges when they have met the effectiveness requirements of SFAS No. 133: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; and (iii) other instruments to hedge the cash flows of various other forecasted transactions.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of other comprehensive income. The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the consolidated balance sheets at its fair value, and gains and losses that were accumulated in other comprehensive income are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in other comprehensive income are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

   We designate and account for the following as fair value hedges when they have met the effectiveness requirements of SFAS No. 133: (i) various types of interest rate swaps to convert fixed rate investments to floating rate investments; (ii) various types of interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (iii) other instruments to hedge various other fair value exposures of investments.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried on the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheets at fair value, with changes in fair value recognized in the current period in income.

   (m) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life insurance policyholders. We assess mortality and expense risk fees and administration charges on the assets allocated to the separate accounts. The separate account assets are carried at fair value and are equal to the liabilities that represent the contractholders' and policyholders' equity in those assets.

   (n) Insurance Reserves

   Future Policy Benefits

   We account for the liability for future policy benefits in accordance with SFAS No. 60, Accounting and Reporting by Insurance Enterprises. We include insurance-type contracts, such as traditional life insurance in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   Policyholder Account Balances

   We account for the liability for policyholder account balances in accordance with SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   (o) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of:
(a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

   (p) Income Taxes

   We account for income taxes in accordance with SFAS No. 109, Accounting for Income Taxes. The deferred tax assets and/or liabilities are determined by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock to Genworth, we were included in the consolidated federal income tax return of General Electric ("GE"). During this period, we were subject to a tax-sharing arrangement that allocated tax on a separate company basis, but provided benefit for current utilization of losses and credits.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   Subsequent to the transfer of our outstanding capital stock to Genworth, we filed a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax-sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

   We are party to an assumption agreement with our indirect parent company, GNA Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. The Company recognizes the corresponding amount as a change in stockholders' equity since the liability for the contingency is assumed by GNA.

   (q) Accounting Changes

   Accounting for Uncertainty in Income Taxes

   On January 1, 2007, we adopted FASB Interpretation ("FIN") No. 48, Accounting for Uncertainty in Income Taxes. This guidance clarifies the criteria that must be satisfied to recognize the financial statement benefit of a position taken in our tax returns. The criteria for recognition in the consolidated financial statements set forth in FIN No. 48 require an affirmative determination that it is more likely than not, based on a tax position's technical merits, that we are entitled to the benefit of that position.

   Upon adoption of FIN No. 48 on January 1, 2007, the total amount of unrecognized tax benefits was $74.3 million, of which, $53.3 million, if recognized, would affect the effective tax rate.

   Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts

   On January 1, 2007, we adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. This statement provides guidance on accounting for deferred acquisition costs and other balances on an internal replacement, defined broadly as a modification in product benefits, features, rights or coverages that occurs by the exchange of an existing contract for a new contract, or by amendment, endorsement or rider to an existing contract, or by the election of a benefit, feature, right or coverage within an existing contract. The adoption of SOP 05-1 had no impact on our consolidated results of operations and financial position.

   Accounting for Certain Hybrid Financial Instruments

   As of January 1, 2006, we adopted SFAS No. 155, Accounting for Certain Hybrid Financial Instruments. SFAS No. 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SFAS No. 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS No. 155: (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS No. 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iii) clarifies that

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. Adoption of SFAS No. 155 did not have a material impact on our consolidated financial statements.

   (r) Accounting Pronouncements Not Yet Adopted

   In September 2006, FASB issued SFAS No. 157, Fair Value Measurements. This statement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 is effective for us on January 1, 2008. The adoption of SFAS No. 157 will not have a material impact on our consolidated financial statements. During December 2007, the FASB issued FASB Staff Position ("FSP") FAS 157-2, which amends SFAS No. 157 to allow an entity to delay the application of this statement until January 1, 2009 for certain non-financial assets and liabilities. We expect to elect the partial adoption of SFAS No. 157 under the provisions of the FSP for fair value measurements used in the impairment testing of goodwill and indefinite-lived intangible assets and eligible non-financial assets and liabilities included within a business combination. The FASB also issued proposed FSP FAS 157-c in January 2008 that would amend SFAS No. 157 to clarify the principles on fair value measurement of liabilities. Management is monitoring the status of these proposed FSPs for any impact on our consolidated financial statements.

   In February 2007, FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. This statement provides an option, on specified election dates, to report selected financial assets and liabilities, including insurance contracts, at fair value. Subsequent changes in fair value for designated items will be reported in earnings in the current period. SFAS No. 159 is effective for us on January 1, 2008. The adoption of SFAS No. 159 will not impact our consolidated financial statements, as no items will be elected for measurement at fair value upon initial adoption. Subsequent to initial adoption, we will evaluate eligible financial assets and liabilities on their election dates. Any future elections made under this standard would be disclosed in accordance with the provisions outlined in the statement.

   In December 2007, FASB issued SFAS No. 141R, Business Combinations. This statement establishes principles and requirements for how an acquirer recognizes and measures certain items in a business combination, as well as disclosures about the nature and financial effects of a business combination. SFAS No. 141R will be effective for us on January 1, 2009 and will be applied to business combinations for which the acquisition date is on or after the effective date. We do not expect SFAS No. 141R to have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


(3) Investments

   (a) Net Investment Income

   Sources of net investment income for the years ended December 31 were as follows:

(Amounts in millions)                                  2007      2006      2005
---------------------                                --------  --------  --------
Fixed maturity securities--taxable.................. $  928.0  $  864.9  $  798.9
Fixed maturity securities--non-taxable..............       --        --       0.1
Commercial mortgage loans...........................    183.8     184.0     172.1
Equity securities...................................      3.9       0.8       1.5
Other investments...................................     71.0      58.7      35.2
Policy loans........................................     28.2      30.1      29.4
                                                     --------  --------  --------
   Gross investment income before expenses and fees.  1,214.9   1,138.5   1,037.2
Expenses and fees...................................    (25.0)    (21.6)    (18.6)
                                                     --------  --------  --------
   Net investment income............................ $1,189.9  $1,116.9  $1,018.6
                                                     ========  ========  ========

   (b) Net Investment Gains (Losses)

   Net investment gains (losses) for the years ended December 31 were as follows:

      (Amounts in millions)                        2007    2006    2005
      ---------------------                       ------  ------  ------
      Available-for-sale securities:
         Realized gains on sale.................. $  9.8  $ 24.7  $ 33.7
         Realized losses on sale.................  (30.2)  (25.7)  (15.5)
      Impairments................................  (62.4)   (0.5)  (27.9)
      Derivative instruments.....................   (3.8)    5.7      --
      Net unrealized losses on trading securities   (2.6)   (1.1)     --
      Commercial mortgage loan loss reserve......   (1.9)     --      --
                                                  ------  ------  ------
         Net investments gains (losses).......... $(91.1) $  3.1  $ (9.7)
                                                  ======  ======  ======

   Derivative instruments primarily consist of changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments. Effective April 1, 2006, we began classifying changes in fair value of these derivative items as net investment gains (losses). These items were previously included as a component of net investment income, interest credited and benefits and other changes in policy reserves. The amount of these derivative items in prior periods that were included in the aforementioned categories was not material.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   (c) Unrealized Investment Gains and Losses

   Net unrealized gains and losses on investment securities classified as available-for-sale and other invested assets are reduced by deferred income taxes and adjustments to PVFP and DAC that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income (loss) as of December 31 were as follows:

(Amounts in millions)                                                            2007    2006    2005
---------------------                                                          -------  ------  ------
Net unrealized gains (losses) on investment securities:
   Fixed maturity securities.................................................. $(508.1) $ 69.0  $182.2
   Equity securities..........................................................     3.5     1.2     6.1
   Restricted other invested assets...........................................   (15.3)   (6.8)   (3.5)
   Other invested assets--investment in unconsolidated subsidiary.............   (10.5)     --      --
                                                                               -------  ------  ------
       Subtotal...............................................................  (530.4)   63.4   184.8
                                                                               -------  ------  ------
Adjustments to present value of future profits and deferred acquisitions costs    12.3   (30.2)  (55.7)
Deferred income taxes, net....................................................   179.9   (11.5)  (45.0)
                                                                               -------  ------  ------
Net unrealized investment gains (losses)...................................... $(338.2) $ 21.7  $ 84.1
                                                                               =======  ======  ======

   The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) for the years ended December 31 was as follows:

(Amounts in millions)                                                                  2007     2006     2005
---------------------                                                                -------  -------  -------
Net unrealized investment gains (losses) as of January 1............................ $  21.7  $  84.1  $ 200.9
                                                                                     -------  -------  -------
Unrealized gains (losses) arising during the period:
   Unrealized gains (losses) on investment securities...............................  (673.8)  (122.5)  (235.0)
   Adjustment to deferred acquisition costs.........................................    14.8      4.7      6.1
   Adjustment to present value of future profits....................................    27.7     20.8     42.6
   Provision for deferred income taxes..............................................   219.4     33.5     63.2
                                                                                     -------  -------  -------
       Changes in unrealized gains (losses) on investment securities................  (411.9)   (63.5)  (123.1)
Reclassification adjustments to net investment (gains) losses, net of deferred taxes
  of $(28.0), $(0.5) and $(3.4).....................................................    52.0      1.1      6.3
                                                                                     -------  -------  -------
Net unrealized investment gains (losses) as of December 31.......................... $(338.2) $  21.7  $  84.1
                                                                                     =======  =======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   (d) Fixed Maturity and Equity Securities

   As of December 31, 2007, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                                      Gross      Gross
                                                        Amortized   unrealized unrealized Estimated
(Amounts in millions)                                  cost or cost   gains      losses   fair value
---------------------                                  ------------ ---------- ---------- ----------
Fixed maturity securities:
   U.S. government, agencies and government sponsored
     entities.........................................  $   189.3     $ 18.0    $  (0.1)  $   207.2
   Government--non U.S................................      293.0       28.1       (1.4)      319.7
   U.S. corporate.....................................    6,983.1       99.6     (207.3)    6,875.4
   Corporate--non U.S.................................    1,881.6        9.5      (79.7)    1,811.4
   Mortgage and asset-backed..........................    6,398.4       25.7     (400.5)    6,023.6
                                                        ---------     ------    -------   ---------
       Total fixed maturity securities................   15,745.4      180.9     (689.0)   15,237.3
Equity securities.....................................       60.5        3.6       (0.1)       64.0
                                                        ---------     ------    -------   ---------
       Total available-for-sale securities............  $15,805.9     $184.5    $(689.1)  $15,301.3
                                                        =========     ======    =======   =========

   As of December 31, 2006, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                                      Gross      Gross
                                                        Amortized   unrealized unrealized Estimated
(Amounts in millions)                                  cost or cost   gains      losses   fair value
---------------------                                  ------------ ---------- ---------- ----------
Fixed maturity securities:
   U.S. government, agencies and government sponsored
     entities.........................................  $   205.0     $ 13.3    $  (0.3)  $   218.0
   Government--non U.S................................      276.3       31.4       (0.1)      307.6
   U.S. corporate.....................................    7,127.5      138.3      (91.3)    7,174.5
   Corporate--non U.S.................................    1,678.3       17.9      (25.3)    1,670.9
   Mortgage and asset-backed..........................    6,606.6       26.6      (41.5)    6,591.7
                                                        ---------     ------    -------   ---------
       Total fixed maturity securities................   15,893.7      227.5     (158.5)   15,962.7
Equity securities.....................................       34.6        1.6       (0.4)       35.8
                                                        ---------     ------    -------   ---------
       Total available-for-sale securities............  $15,928.3     $229.1    $(158.9)  $15,998.5
                                                        =========     ======    =======   =========

   As of each balance sheet date, we evaluate securities holdings in an unrealized loss position. Where we do not expect full recovery of value or do not intend to hold such securities until they have fully recovered their carrying value, based on the circumstances present at the date of evaluation, we record the unrealized loss in income. When there has been an adverse change in underlying cash flows on lower quality securities holdings that represent an interest in securitized financial assets, we record the unrealized loss in income.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. We measure impairment charges based upon the difference between the book value of a security and its fair value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which the intent to hold the securities to recovery no longer exists. The aggregate fair value of securities sold at a loss during the twelve months ended December 31, 2007 was $1,334.6 million, which was approximately 97.5% of book value.

   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2007:

                                               Less Than 12 Months               12 Months or More
                                         -------------------------------- --------------------------------
                                                      Gross                            Gross
                                         Estimated  unrealized    # of    Estimated  unrealized    # of
(Dollar amounts in millions)             fair value   losses   securities fair value   losses   securities
----------------------------             ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturity securities:
   U.S. government, agencies and
     government sponsored entities......  $   16.7   $  (0.1)        2     $     --   $    --       --
   Government--non U.S..................      26.1      (1.4)       19           --        --       --
   U.S. corporate.......................   2,512.4    (114.3)      352      1,313.9     (93.0)     242
   Corporate--non U.S...................     977.7     (48.9)      124        416.1     (30.8)      70
   Asset-backed.........................   2,271.2    (184.7)      281        873.9     (59.5)     106
   Mortgage-backed......................   1,613.6    (106.7)      289        463.3     (49.6)     127
                                          --------   -------     -----     --------   -------      ---
   Subtotal, fixed maturity securities..   7,417.7    (456.1)    1,067      3,067.2    (232.9)     545
Equity securities.......................        --        --        --          0.8      (0.1)       2
                                          --------   -------     -----     --------   -------      ---
Total temporarily impaired securities...  $7,417.7   $(456.1)    1,067     $3,068.0   $(233.0)     547
                                          ========   =======     =====     ========   =======      ===
% Below cost--fixed maturity securities:
   (less than)20% Below cost............  $7,210.4   $(308.9)      990     $2,991.2   $(183.9)     509
   20-50% Below cost....................     172.2     (94.9)       54         69.5     (33.3)      28
   (greater than)50% Below cost.........      35.1     (52.3)       23          6.5     (15.7)       8
                                          --------   -------     -----     --------   -------      ---
   Total fixed maturity securities......   7,417.7    (456.1)    1,067      3,067.2    (232.9)     545
                                          --------   -------     -----     --------   -------      ---
% Below cost--equity securities:
   (less than)20% Below cost............        --        --        --          0.8      (0.1)       2
                                          --------   -------     -----     --------   -------      ---
   Total equity securities..............        --        --        --          0.8      (0.1)       2
                                          --------   -------     -----     --------   -------      ---
Total temporarily impaired securities...  $7,417.7   $(456.1)    1,067     $3,068.0   $(233.0)     547
                                          ========   =======     =====     ========   =======      ===

Investment grade........................  $7,129.5   $(442.2)      982     $2,963.5   $(219.4)     508
Below investment grade..................     288.2     (13.9)       85        104.5     (13.6)      39
                                          --------   -------     -----     --------   -------      ---
Total temporarily impaired securities...  $7,417.7   $(456.1)    1,067     $3,068.0   $(233.0)     547
                                          ========   =======     =====     ========   =======      ===

   The investment securities in an unrealized loss position as of December 31, 2007 consisted of 1,614 securities accounting for unrealized losses of $689.1 million. Of these unrealized losses, 96.0% were investment grade (rated AAA through BBB-) and 71.5% were less than 20% below cost. The amount of the unrealized loss on these securities was primarily attributable to a generally higher interest rate environment including the widening of credit spreads as investors sought higher compensation for the assumption of market risk during 2007.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   For the fixed maturity securities in an unrealized loss position as of December 31, 2007, nine securities were below cost 20% or more and below investment grade (rated BB+ and below) for twelve months or more with $6.0 million in unrealized losses. For equity securities in an unrealized loss position as of December 31, 2007, none were below cost 20% or more or below investment grade (rated BB+ and below) for twelve months or more.

   As of December 31, 2007, we expect these investments to continue to perform in accordance with their original contractual terms and we have the ability and intent to hold these investment securities until the recovery of the fair value up to the cost of the investment, which may be maturity. Accordingly, we do not consider these investments to be other-than-temporarily impaired as of December 31, 2007. However, from time to time, we may sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield enhancement and liquidity requirements.

   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2006:

                                               Less Than 12 Months               12 Months or More
                                         -------------------------------- --------------------------------
                                                      Gross                            Gross
                                         Estimated  unrealized    # of    Estimated  unrealized    # of
(Dollar amounts in millions)             fair value   losses   securities fair value   losses   securities
----------------------------             ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturity securities:
   U.S. government, agencies and
     government sponsored entites.......  $   14.0    $ (0.2)       4      $    5.6   $  (0.1)       5
   Government--non U.S..................        --        --       --           5.5      (0.1)       6
   U.S. corporate.......................   1,554.1     (24.3)     265       1,835.4     (67.0)     413
   Corporate--non U.S...................     335.9      (4.8)      70         521.3     (20.5)     102
   Asset-backed.........................     558.3      (1.3)      98         714.4     (13.4)      73
   Mortgage-backed......................     536.9      (2.6)     107         821.7     (24.2)     203
                                          --------    ------      ---      --------   -------      ---
   Subtotal, fixed maturity securities..   2,999.2     (33.2)     544       3,903.9    (125.3)     802
Equity securities.......................        --        --       --           1.9      (0.4)       9
                                          --------    ------      ---      --------   -------      ---
Total temporarily impaired securities...  $2,999.2    $(33.2)     544      $3,905.8   $(125.7)     811
                                          ========    ======      ===      ========   =======      ===
% Below cost--fixed maturity securities:
   (less than)20% Below cost............  $2,999.2    $(33.2)     544      $3,902.2   $(124.6)     800
   20-50% Below cost....................        --        --       --           1.7      (0.7)       2
                                          --------    ------      ---      --------   -------      ---
   Total fixed maturity securities......   2,999.2     (33.2)     544       3,903.9    (125.3)     802
                                          ========    ======      ===      ========   =======      ===
% Below cost--equity maturities:
   (less than)20% Below cost............        --        --       --           1.9      (0.2)       8
   (greater than)50% Below cost.........        --        --       --            --      (0.2)       1
                                          --------    ------      ---      --------   -------      ---
   Total equity maturities..............        --        --       --           1.9      (0.4)       9
                                          --------    ------      ---      --------   -------      ---
Total temporarily impaired securities...  $2,999.2    $(33.2)     544      $3,905.8   $(125.7)     811
                                          ========    ======      ===      ========   =======      ===

Investment grade........................  $2,880.4    $(30.5)     505      $3,755.9   $(117.6)     749
Below investment grade..................     118.8      (2.7)      39         148.7      (7.9)      54
Not Rated...............................        --        --       --           1.2      (0.2)       8
                                          --------    ------      ---      --------   -------      ---
Total temporarily impaired securities...  $2,999.2    $(33.2)     544      $3,905.8   $(125.7)     811
                                          ========    ======      ===      ========   =======      ===

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The scheduled maturity distribution of fixed maturity securities as of December 31, 2007 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Amortized cost Estimated
        (Amounts in millions)                     or cost     fair value
        ---------------------                  -------------- ----------
        Due in one year or less...............   $   485.1    $   484.4
        Due after one year through five years.     2,523.7      2,530.4
        Due after five years through ten years     2,355.3      2,302.8
        Due after ten years...................     3,982.9      3,896.1
                                                 ---------    ---------
           Subtotal...........................     9,347.0      9,213.7
        Mortgage and asset-backed.............     6,398.4      6,023.6
                                                 ---------    ---------
           Total..............................   $15,745.4    $15,237.3
                                                 =========    =========

   As of December 31, 2007, $1,722.0 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2007, securities issued by finance and insurance, utilities and energy, and consumer--non cyclical industry groups represented approximately 31.0%, 18.6% and 12.1% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2007, we did not hold any fixed maturity securities which individually exceeded 10% of stockholders' equity.

   As of December 31, 2007 and 2006, $8.2 million and $18.0 million, respectively, of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of the dates indicated:

                                                                        December 31,
                                                     --------------------------------------------------
                                                               2007                      2006
                                                     ------------------------  ------------------------
(Amounts in millions)                                Carrying value % of total Carrying value % of total
---------------------                                -------------- ---------- -------------- ----------
Property Type
Office..............................................    $  850.6       28.6%      $  802.3       27.4%
Industrial..........................................       769.9       25.9          854.7       29.3
Retail..............................................       747.4       25.2          707.5       24.2
Apartments..........................................       315.9       10.6          271.0        9.3
Hotel...............................................       254.1        8.5          174.4        6.0
Mixed use/other.....................................        34.8        1.2          111.4        3.8
                                                        --------      -----       --------      -----
   Total principal balance..........................     2,972.7      100.0%       2,921.3      100.0%
                                                                      =====                     =====
   Unamortized balance of loan origination fees and
     costs..........................................         2.3                       1.1
   Allowance for losses.............................        (6.9)                     (5.3)
                                                        --------                  --------
   Total............................................    $2,968.1                  $2,917.1
                                                        ========                  ========

                                                                        December 31,
                         -                           --------------------------------------------------
                                                               2007                      2006
                         -                           ------------------------  ------------------------
(Amounts in millions)                                Carrying value % of total Carrying value % of total
---------------------                                -------------- ---------- -------------- ----------
Geographic Region
South Atlantic......................................    $  873.6       29.4%      $  722.7       24.7%
Pacific.............................................       739.7       24.9          804.7       27.6
Middle Atlantic.....................................       390.4       13.1          344.1       11.8
East North Central..................................       312.3       10.5          351.5       12.0
Mountain............................................       187.8        6.3          278.6        9.5
West North Central..................................       143.0        4.8          167.1        5.7
East South Central..................................       108.1        3.6          100.9        3.5
New England.........................................       120.4        4.1           55.5        1.9
West South Central..................................        97.4        3.3           96.2        3.3
                                                        --------      -----       --------      -----
   Total principal balance..........................     2,972.7      100.0%       2,921.3      100.0%
                                                                      =====                     =====
   Unamortized balance of loan origination fees and
     costs..........................................         2.3                       1.1
   Allowance for losses.............................        (6.9)                     (5.3)
                                                        --------                  --------
   Total............................................    $2,968.1                  $2,917.1
                                                        ========                  ========

   For the years ended December 31, 2007 and 2006, we originated $66.4 million and $120.4 million, respectively, of mortgages secured by real estate in California, which represents 9.6% and 18.6%, respectively, of our total originations for those years.

   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   Under these principles, we have two types of "impaired" loans: loans requiring specific allowances for losses (none as of December 31, 2006) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($0.8 million as of December 31, 2006). There were no impaired loans for 2007. Non-income producing commercial mortgage loans were $0.0 million and $0.8 million as of December 31, 2007 and 2006, respectively.

   The following table presents the activity in the allowance for losses during the years ended December 31:

            (Amounts in millions)               2007   2006   2005
            ---------------------              -----  -----  -----
            Balance as of January 1........... $ 5.3  $11.0  $15.9
            Provision (release)...............   1.9   (5.7)  (2.3)
            Transfer of AML...................  (0.3)    --     --
            Amounts written off and reductions    --     --   (2.6)
                                               -----  -----  -----
            Balance as of December 31......... $ 6.9  $ 5.3  $11.0
                                               =====  =====  =====

   During 2006, we reduced our reserve for commercial loan losses from $11.0 million to $5.3 million reflecting continued strong credit performance in this portfolio. During 2005, we refined our process for estimating credit losses in our commercial mortgage loan portfolio. As a result of this adjustment, we released $2.3 million of commercial mortgage loan reserves to net investment income in the fourth quarter of 2005.

   (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of the dates indicated:

                                                           December 31,
                                        --------------------------------------------------
                                                  2007                      2006
                                        ------------------------  ------------------------
(Amounts in millions)                   Carrying value % of total Carrying value % of total
---------------------                   -------------- ---------- -------------- ----------
Restricted other invested assets.......    $  399.8       27.8%       $429.8        58.1%
Investment in unconsolidated subsidiary       346.5       24.1            --          --
Limited partnerships...................       262.3       18.2         103.0        13.9
Derivatives............................       213.3       14.9          45.3         6.1
Securities lending collateral..........       152.4       10.6          84.9        11.5
Trading securities.....................        62.3        4.3          62.3         8.4
Short-term investments.................          --         --          12.0         1.6
Other investments......................         0.9        0.1           2.9         0.4
                                           --------      -----        ------       -----
   Total other invested assets.........    $1,437.5      100.0%       $740.2       100.0%
                                           ========      =====        ======       =====

   Restricted other invested assets

   On August 19, 2005, we transferred approximately $499.0 million of investment securities to an affiliated special purpose entity ("SPE") whose sole purpose is to securitize these investment securities and issue secured notes (the "Secured Notes") to various affiliated companies. The securitized investments are owned in their entirety by the SPE and are not available to satisfy the claims of our creditors. However, we are entitled to principal and interest payments made on the Secured Notes we hold. Under U.S. GAAP, the transaction is accounted for as a secured borrowing. Accordingly, the Secured Notes are included within our consolidated

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

financial statements as available-for-sale fixed maturity securities and the liability equal to the proceeds received upon transfer has been included in other liabilities. Additionally, the investment securities transferred are included in other invested assets and are shown as restricted assets.

   As of December 31, 2007, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our restricted other invested assets were as follows:

                                           Amortized   Gross      Gross
                                             cost    unrealized unrealized Estimated
(Amounts in millions)                       or cost    gains      losses   fair value
---------------------                      --------- ---------- ---------- ----------
Fixed maturity securities:
Foreign other.............................  $377.0      $0.7      $(16.1)    $361.6
U.S. corporate............................    38.1       0.4        (0.3)      38.2
                                            ------      ----      ------     ------
   Total restricted other invested assets.  $415.1      $1.1      $(16.4)    $399.8
                                            ======      ====      ======     ======

   As of December 31, 2006, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our restricted other invested assets were as follows:

                                           Amortized   Gross      Gross
                                             cost    unrealized unrealized Estimated
(Amounts in millions)                       or cost    gains      losses   fair value
---------------------                      --------- ---------- ---------- ----------
Fixed maturity securities:
Foreign other.............................  $395.5      $1.8      $(8.5)     $388.8
U.S. corporate............................    41.1       0.4       (0.5)       41.0
                                            ------      ----      -----      ------
   Total restricted other invested assets.  $436.6      $2.2      $(9.0)     $429.8
                                            ======      ====      =====      ======

   The scheduled maturity distribution of the restricted other invested assets as of December 31, 2007 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                   Amortized
                                                     cost    Estimated
        (Amounts in millions)                       or cost  fair value
        ---------------------                      --------- ----------
        Due in one year or less...................  $ 10.0     $ 10.0
        Due after one year through five years.....   163.6      158.8
        Due after five years through ten years....   194.9      186.4
        Due after ten years.......................    46.6       44.6
                                                    ------     ------
           Total restricted other invested assets.  $415.1     $399.8
                                                    ======     ======

   As of December 31, 2007, $71.4 million of our restricted other invested assets were subject to certain call provisions.

   As of December 31, 2007, we did not hold any restricted other invested assets which individually exceeded 10% of stockholders' equity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


(4) Derivative Instruments

   Our business activities routinely deal with fluctuations in interest rates and other asset prices. We use derivative financial instruments to mitigate or eliminate certain of these risks. We follow strict policies for managing each of these risks, including prohibition on derivatives market-making, speculative derivatives trading or other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or eliminate these risks.

   Certain derivative instruments are designated as cash flow hedges under SFAS No. 133. In accordance with SFAS No. 133, the changes in fair value of these instruments are recorded as a component of other comprehensive income. The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholders' equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(Amounts in millions)                                                            2007   2006   2005
---------------------                                                           -----  -----  -----
Derivatives qualifying as effective accounting hedges as of January 1.......... $ 0.3  $ 0.9  $ 2.9
Current period decreases in fair value, net of deferred taxes of $0.0, $0.0 and
  $0.4.........................................................................   4.7     --    0.7
Reclassification to net income, net of deferred taxes of $0.0, $0.3 and
  $1.5.........................................................................  (0.1)  (0.6)  (2.7)
                                                                                -----  -----  -----
Derivatives qualifying as effective accounting hedges as of December 31........ $ 4.9  $ 0.3  $ 0.9
                                                                                =====  =====  =====

   The $4.9 million, net of taxes, recorded in stockholders' equity as of December 31, 2007 is expected to be reclassified to future income, concurrently with, and primarily offsetting changes in interest expense and interest income on floating-rate instruments and interest income on future fixed-rate bond purchases. Of this amount, $0.1 million, net of income taxes, is expected to be reclassified to income in the year ending December 31, 2008. Actual amounts may vary from this amount as a result of market conditions. No amounts were reclassified to income during the years ended December 31, 2007, 2006 or 2005 in connection with forecasted transactions that were no longer considered probable of occurring.

   Positions in derivative instruments

   The fair value of derivative instruments is based upon either market quotations or pricing valuation models which utilize independent third-party data as input. The following table sets forth our positions in derivative instruments and the estimated fair values as of the dates indicated:

                                            December 31,
                       -------------------------------------------------------
                                  2007                        2006
           -           --------------------------- ---------------------------
                       Notional                    Notional
 (Amounts in millions)  value   Assets Liabilities  value   Assets Liabilities
 --------------------- -------- ------ ----------- -------- ------ -----------
 Interest rate swaps.. $2,513.7 $ 73.8    $24.4    $1,303.1 $13.8     $6.4
 Equity index options.    877.6  115.6       --       271.9  16.4       --
 Limited guarantee....    250.0   23.9       --       250.0  15.1       --
 Financial futures....     12.5     --       --        18.5    --       --
                       -------- ------    -----    -------- -----     ----
    Total derivatives. $3,653.8 $213.3    $24.4    $1,843.5 $45.3     $6.4
                       ======== ======    =====    ======== =====     ====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The fair value of derivatives in a gain position was recorded in other invested assets and the fair value of derivatives in a loss position was recorded in other liabilities. As of December 31, 2007 and 2006, the fair value of derivatives includes $150.9 million and $35.7 million, respectively, recorded in other invested assets and $14.5 million and $4.2 million, respectively, recorded in other liabilities related to derivatives that do not qualify for hedge accounting.

   Genworth provided a limited parental guarantee to Rivermont I which is accounted for as a derivative under SFAS No. 133 and carried at fair value. This derivative does not qualify for hedge accounting and therefore changes in fair value are reported in net investment gains (losses) in the consolidated statements of income. As of December 31, 2007 and 2006, the fair value of this derivative was $23.9 million and $15.1 million, respectively, and was recorded in other invested assets.

   Income effects of derivatives

   In the context of hedging relationships, "effectiveness" refers to the degree to which fair value changes in the hedging instrument offset corresponding fair value changes in the hedged item attributable to the risk being hedged. Certain elements of hedge positions cannot qualify for hedge accounting whether effective or not, and must therefore be marked to market through income. Time value of purchased options is the most common example of such elements in instruments we use. The ineffectiveness reported in the fair value of hedge positions for the twelve months ended December 31, 2007, 2006 and 2005 was not material. There were no amounts excluded from the measure of effectiveness in the twelve months ended December 31, 2007, 2006 and 2005 related to the hedge of future cash flows.

   We hold certain derivative instruments that do not qualify for hedge accounting. The changes in fair value of these instruments are recognized currently in income. For the years ended December 31, 2007, 2006 and 2005, the effect on pre-tax income (loss) was $30.2 million, $(2.3) million and $3.3 million, respectively.

   Derivative counterparty credit risk

   We manage derivative counterparty credit risk on an individual counterparty basis, which means that gains and losses are netted for each counterparty to determine the amount at risk. When a counterparty exceeds credit exposure limits in terms of amounts owed to us, typically as the result of changes in market conditions, no additional transactions are executed until the exposure with that counterparty is reduced to an amount that is within the established limit. The swaps that are executed under master swap agreements contain mutual credit downgrade provisions that provide the ability to require assignment or replacement in the event either party's unsecured debt rating is downgraded below Moody's "Baa" or S&P's "BBB." If the downgrade provisions had been triggered as of December 31, 2007, we could have been required to disburse up to $4.2 million and claim up to $193.1 million from counterparties. This represents the net fair value of losses and gains by counterparty. As of December 31, 2007 and 2006, net fair value gains for each counterparty were $193.1 million and $26.2 million, respectively. As of December 31, 2007 and 2006, net fair value losses for each counterparty were $4.2 million and $2.4 million, respectively.

   Swaps and purchased options with contractual maturities longer than one year are conducted within our credit policy constraints. Our policy permits us to enter into derivative transactions with counterparties rated "A2" by Moody's and "A" by S&P if the agreements governing such transactions require us and the counterparties to provide collateral in certain circumstances.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


(5) Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended
December 31:

(Amounts in millions)                                         2007      2006      2005
---------------------                                       --------  --------  --------
Unamortized balance as of January 1........................ $2,668.1  $2,162.4  $1,833.8
   Costs deferred..........................................    488.3     489.1     381.9
   Amortization, net of interest accretion.................    (97.8)    (49.6)    (53.3)
   Transfer of AML.........................................   (103.1)       --        --
   Adjustments.............................................       --      66.2        --
                                                            --------  --------  --------
Unamortized balance as of December 31......................  2,955.5   2,668.1   2,162.4
   Accumulated effect of net unrealized investment (gains)
     losses................................................      6.7      (8.1)    (12.8)
                                                            --------  --------  --------
Balance as of December 31.................................. $2,962.2  $2,660.0  $2,149.6
                                                            ========  ========  ========

   The adjustments were the result of a reclassification from future policy benefits.

(6) Intangible Assets and Goodwill

   The following table presents our intangible assets as of December 31:

                                                      2007                  2006
                                              --------------------  --------------------
                                               Gross                 Gross
                                              carrying Accumulated  carrying Accumulated
(Amounts in millions)                          amount  amortization  amount  amortization
---------------------                         -------- ------------ -------- ------------
Present value of future profits..............  $702.5    $(258.9)    $700.7    $(210.2)
Capitalized software.........................   113.7      (79.0)      94.7      (74.2)
Deferred sales inducements to contractholders    27.6       (3.6)      11.5       (1.8)
Other........................................     2.5       (2.5)       2.5       (2.5)
                                               ------    -------     ------    -------
   Total.....................................  $846.3    $(344.0)    $809.4    $(288.7)
                                               ======    =======     ======    =======

   Amortization expense related to intangible assets for the years ended December 31, 2007, 2006 and 2005 was $53.6 million, $62.4 million and $66.6 million, respectively. Amortization expense related to deferred sales inducements of $1.8 million, $1.0 million and $0.6 million for the years ended December 31, 2007, 2006 and 2005, respectively, was included in benefits and other changes in policy reserves.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   (a) Present Value of Future Profits

      The following table presents the activity in PVFP for the years ended December 31:

(Amounts in millions)                                               2007    2006    2005
---------------------                                              ------  ------  ------
Unamortized balance as of January 1............................... $512.6  $568.4  $623.6
   Interest accreted at 5.6%, 5.8% and 5.8%, respectively.........   26.5    31.2    34.7
   Transfer of AML................................................  (25.5)     --      --
   Amount transferred due to a reinsurance transaction............   (0.4)     --      --
   Amortization...................................................  (75.2)  (87.0)  (89.9)
                                                                   ------  ------  ------
Unamortized balance as of December 31.............................  438.0   512.6   568.4
   Accumulated effect of net unrealized investment (gains) losses.    5.6   (22.1)  (42.9)
                                                                   ------  ------  ------
Balance as of December 31......................................... $443.6  $490.5  $525.5
                                                                   ======  ======  ======

   The percentage of the December 31, 2007 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

                                   2008 7.2%
                                   2009 7.3%
                                   2010 7.6%
                                   2011 7.1%
                                   2012 6.5%

   Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of business. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.

   (b) Goodwill

   Our goodwill balance for the Protection segment was $450.9 million and $471.2 million as of December 31, 2007 and 2006, respectively. The change of $20.3 million was a result of the transfer of AML in 2007. In 2005, we recognized an impairment of $57.5 million to amortization expense in our Protection segment. In 2005, we also recorded a $7.7 million pre-acquisition tax contingency release. The fair value of that reporting unit was estimated using the expected present value of future cash flows. We do not have any remaining goodwill balance in our Retirement Income and Institutional segment as of December 31, 2007 and 2006.

(7) Reinsurance

   We reinsure a portion of our policy risks to other insurance companies in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other insurance companies. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), we do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our financial position.

   As of December 31, 2007, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy is $5.0 million. On January 1, 2007, we increased the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy from $1.0 million to $5.0 million. The retention limit for issue ages over 75 is $0.1 million; however, we increased the maximum amount to $0.5 million beginning January 1, 2007.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement Answer Variable Annuity product for contracts in-force prior to January 1, 2004. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. We had $5.8 billion and $6.5 billion in retained assets that were attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets as of December 31, 2007 and 2006, respectively. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies conducted periodically.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation ("GE Capital"), an indirect subsidiary of GE, agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital at not less than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   We also use reinsurance for guaranteed minimum death benefit ("GMDB") options on most of our variable annuity products. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than with UFLIC, as of December 31, 2007, we had no significant concentrations of variable annuity net at risk reinsurance with any one reinsurer that could have a material impact on our results of operations. As of December 31, 2007, 25% of our reinsured life insurance net at risk exposure was ceded to one company.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


      The following table sets forth net life insurance in-force as of December 31:

  (Amounts in millions)                    2007         2006         2005
  ---------------------                -----------  -----------  -----------
  Direct life insurance in-force...... $ 563,131.3  $ 580,923.9  $ 544,147.9
  Amounts assumed from other companies    80,205.1     51,281.5     35,334.0
  Amounts ceded to other companies....  (226,524.7)  (237,098.8)  (239,598.8)
                                       -----------  -----------  -----------
  Net life insurance in-force......... $ 416,811.7  $ 395,106.6  $ 339,883.1
                                       ===========  ===========  ===========
  Percentage of amount assumed to net.        19.2%        13.0%        10.4%
                                       ===========  ===========  ===========

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                               Written                       Earned
                 -                  ----------------------------  ----------------------------
(Amounts in millions)                 2007      2006      2005      2007      2006      2005
---------------------               --------  --------  --------  --------  --------  --------
Direct............................. $1,267.1  $1,393.7  $1,404.4  $1,269.9  $1,394.7  $1,405.3
Assumed............................    148.5     101.3      71.7      58.8     101.3      86.9
Ceded..............................   (375.2)   (398.0)   (393.8)   (265.5)   (363.7)   (379.8)
                                    --------  --------  --------  --------  --------  --------
Net premiums....................... $1,040.4  $1,097.0  $1,082.3  $1,063.2  $1,132.3  $1,112.4
                                    ========  ========  ========  ========  ========  ========
Percentage of amount assumed to net                                    5.5%      8.9%      7.8%
                                                                  ========  ========  ========

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $1,098.5 million, $1,413.5 million and $1,048.2 million during 2007, 2006 and 2005, respectively.

(8) Insurance Reserves

   Future Policy Benefits

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                Mortality/
                                                morbidity  Interest rate
(Amounts in millions)                           assumption  assumption     2007     2006
---------------------                           ---------- ------------- -------- ---------
Structured settlements with life contingencies.     (a)     4.0% - 8.5%  $5,516.9 $ 5,757.8
Annuity contracts with life contingencies......     (a)     4.0% - 8.5%   2,031.3   2,149.3
Supplementary contracts with life contingencies     (a)     4.0% - 8.5%      55.1      53.2
Traditional life insurance contracts...........     (b)     2.5% - 6.0%   2,119.1   1,983.3
Accident and health insurance contracts........     (c)     4.5% - 7.0%      87.0      90.0
                                                                         -------- ---------
   Total future policy benefits................                          $9,809.4 $10,033.6
                                                                         ======== =========

--------
(a)Assumptions for limited-payment contracts come from either the United States Population Table, 1971 Individual Annuitant Mortality Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuity Mortality Table and Company experience.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

(b)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables, the 1980 Commissioner's Standard Ordinary Table, the 1980 Commissioner's Extended Term Table, 2001 CSO table and Company experience.
(c)The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables and Company experience.

   Assumptions as to persistency are based on company experience.

   Policyholder Account Balances

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

     (Amounts in millions)                                2007      2006
     ---------------------                              --------- ---------
     Annuity contracts................................. $ 2,855.8 $ 3,438.2
     FABNs, funding agreements and GICs................   4,619.8   4,250.6
     Structured settlements without life contingencies.   1,503.6   1,694.4
     Supplementary contracts without life contingencies     325.6     340.6
     Variable universal life insurance contracts.......      24.1      23.7
                                                        --------- ---------
        Total investment contracts.....................   9,328.9   9,747.5
     Universal life insurance contracts................   4,633.4   4,692.3
                                                        --------- ---------
        Total policyholder account balances............ $13,962.3 $14,439.8
                                                        ========= =========

   Certain Nontraditional Long-duration Contracts

   Our variable annuity contracts provide a basic GMDB which provides a minimum account value to be paid upon the annuitant's death. Some variable annuity contracts may permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are primarily death benefits; we also have some guaranteed minimum withdrawal benefits.

   As of December 31, 2007 and 2006, the total account value, net of reinsurance, of our variable annuities with death benefits, including both separate account and fixed account assets, was approximately $6,251.6 million and $3,867.4 million, respectively, with related GMDB exposure (or net amount at risk) of approximately $34.9 million and $15.5 million, respectively.

   The GMDB liability for our variable annuity contracts with death benefits, net of reinsurance, was $7.5 million and $6.5 million as of December 31, 2007 and 2006, respectively.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our consolidated balance sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contactholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate account.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


(9) Liability for Policy and Contract Claims

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

       (Amounts in millions)                    2007     2006     2005
       ---------------------                  -------  -------  -------
       Balance as of January 1............... $ 279.3  $ 322.1  $ 393.1
       Less reinsurance recoverables.........  (119.4)  (152.0)  (173.7)
                                              -------  -------  -------
          Net balance as of January 1........   159.9    170.1    219.4
                                              -------  -------  -------
       Amounts related to transfer of AML....    (3.2)      --       --

       Incurred related to insured events of:
          Current year.......................   826.0    487.1    447.3
          Prior years........................    17.2     (1.6)     3.8
                                              -------  -------  -------
              Total incurred.................   843.2    485.5    451.1
                                              -------  -------  -------
       Paid related to insured events of:
          Current year.......................  (689.1)  (397.0)  (364.5)
          Prior years........................  (161.3)   (98.7)  (135.9)
                                              -------  -------  -------
              Total paid.....................  (850.4)  (495.7)  (500.4)
                                              -------  -------  -------
          Net balance as of December 31......   149.5    159.9    170.1
                                              -------  -------  -------
       Add reinsurance recoverables..........   113.6    119.4    152.0
                                              -------  -------  -------
       Balance as of December 31............. $ 263.1  $ 279.3  $ 322.1
                                              =======  =======  =======

   The change in prior years' incurred liabilities primarily relates to favorable and unfavorable developments in claims incurred but not reported for our accident and health insurance business. In general, our insurance contracts are not subject to premiums experience adjustments as a result of prior year effects.

(10) Employee Benefit Plans

   We previously sponsored a defined benefit pension plan (the "Plan") subject to the provisions of the Employee Retirement Income Security Act of 1974 as amended ("ERISA"). The Plan's benefits were frozen as of September 27, 2005. There were no new participants since January 1, 1998. The Plan provides defined benefits based on years of service and final average compensation. We used a December 31 measurement date for the Plan. As of December 31, 2005, we recognized a net pension accrued liability of $6.6 million. For the year ended December 31, 2005, we recognized net periodic benefit costs of $2.0 million. As of November 1, 2006, the sponsorship of the Plan was transferred to GNA, our indirect parent. Costs associated with the Plan will continue to be allocated based on the existing affiliate cost-sharing agreements.

(11) Non-recourse Funding Obligations

   We have issued non-recourse funding obligations in connection with our capital management strategy related to our term and universal life insurance products.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The following table sets forth the non-recourse funding obligations (surplus notes) of the River Lake and Rivermont Life Insurance Companies, wholly-owned, special purpose consolidated captive insurance subsidiaries as of December 31:

                 (Amounts in millions)
                 ---------------------
                 Issuance                       2007     2006
                 --------                     -------- --------
                 River Lake I (a), due 2033.. $  600.0 $  600.0
                 River Lake I (b), due 2033..    500.0    500.0
                 River Lake II (a), due 2035.    300.0    300.0
                 River Lake II (b), due 2035.    550.0    300.0
                 River Lake III (a), due 2036    500.0    500.0
                 River Lake III (b), due 2036    250.0    250.0
                 River Lake IV (b), due 2028.    540.0       --
                 Rivermont I (a), due 2050...    315.0    315.0
                                              -------- --------
                    Total.................... $3,555.0 $2,765.0
                                              ======== ========

--------
(a)Accrual of interest based on one-month LIBOR plus or minus a margin that resets every 28 days.
(b)Accrual of interest based on one-month LIBOR plus a contractual margin.

   The floating rate notes have been deposited into a series of trusts that have issued money market or term securities. Both principal and interest payments on the money market and term securities are guaranteed by a third-party insurance company. The holders of the money market or term securities cannot require repayment from us or any of our subsidiaries, other than the River Lake and Rivermont Insurance Companies, as applicable, the direct issuers of the notes. Genworth has provided a limited guarantee to Rivermont I, where under adverse interest rate, mortality or lapse scenarios (or combination thereof), which we consider remote, Genworth may be required to provide additional funds to Rivermont I. We have agreed to indemnify the issuers and the third-party insurer for certain limited costs related to the issuance of these obligations.

   Any payment of principal, including by redemption, or interest on the notes may only be made with the prior approval of the Director of Insurance of the State of South Carolina in accordance with the terms of its licensing orders and in accordance with applicable law, except for non-recourse funding obligations issued by River Lake IV, a Bermuda domiciled insurance company. River Lake IV may repay principal up to 15% of its capital without prior approval. The holders of the notes have no rights to accelerate payment of principal of the notes under any circumstances, including without limitation, for nonpayment or breach of any covenant. Each issuer reserves the right to repay the notes that it has issued at any time, subject to prior regulatory approval.

   In August 2007, approximately $1.7 billion of our non-recourse funding obligations reset to the then current maximum contractual rate. During 2007, $100.0 million of our non-recourse funding obligations were purchased by an affiliate. In addition, in December 2007, the maximum rate on $0.5 billion of the $1.7 billion of non-recourse funding obligations was contractually reset to a higher rate due to the third-party financial guaranty insurance company that guaranteed these obligations being placed on a credit watch list. In January 2008, the maximum rate on the remaining $1.2 billion of non-recourse funding obligations was contractually reset to a higher rate due to the third-party financial guaranty insurance company that guaranteed these obligations being placed on a credit watch list.

   The weighted average interest rate on the non-recourse funding obligations as of December 31, 2007 and 2006 was 5.8% and 5.4%, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


(12) Income Taxes

   The total provision for income taxes for the years ended December 31 was as follows:

         (Amounts in millions)                  2007    2006     2005
         ---------------------                -------  ------  -------
         Current federal income tax.......... $(107.6) $(55.1) $(229.3)
         Deferred federal income tax.........   213.2   233.0    368.5
                                              -------  ------  -------
            Total federal income tax.........   105.6   177.9    139.2
                                              -------  ------  -------
         Current state income tax............    (6.8)    7.5    (16.3)
         Deferred state income tax...........     2.5     3.0     25.0
                                              -------  ------  -------
            Total state income tax...........    (4.3)   10.5      8.7
                                              -------  ------  -------
            Total provision for income taxes. $ 101.3  $188.4  $ 147.9
                                              =======  ======  =======

   Our current income tax receivable was $112.4 million and $144.7 million as of December 31, 2007 and 2006, respectively, and was included in other assets in the consolidated balance sheets. In 2007, we recorded $9.1 million in retained earnings as a deemed dividend related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA. The dividend was offset by an increase in tax expense resulting in no net impact to total stockholders' equity. Additionally, in 2007 we recorded $52.7 million in retained earnings related to deferred taxes on prior year ceding commissions. We recorded $3.5 million and $(5.0) million, respectively, in additional paid-in capital as a deemed capital contribution related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA, in 2006 and 2005. The contribution was offset by an increase in tax expense resulting in no net impact to total stockholders' equity.

   The reconciliation of the federal statutory tax rate to the effective income tax rate for the years ended December 31 was as follows:

                                                           2007  2006  2005
                                                           ----  ----  ----
    Statutory U.S. federal income tax rate................ 35.0% 35.0% 35.0%
    Increase (reduction) in rate resulting from:
       State income tax, net of federal income tax effect. (0.3)  1.2   1.4
       Non-deductible goodwill impairment.................   --    --   4.8
       Benefit of tax favored investments................. (8.8) (1.5) (2.3)
       Tax contingencies.................................. (1.0) (0.6) (1.2)
       Other, net.........................................  0.1   0.3  (2.4)
                                                           ----  ----  ----
    Effective rate........................................ 25.0% 34.4% 35.3%
                                                           ====  ====  ====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The components of the net deferred income tax liability as of December 31 were as follows:

      (Amounts in millions)                                2007     2006
      ---------------------                              -------- --------
      Assets:
         Investments.................................... $   32.6 $   26.3
         Net unrealized losses on investment securities.    179.9       --
         Accrued expenses...............................      1.9     24.5
         Net operating loss carryforwards...............    248.5    221.5
         Other..........................................       --     57.2
                                                         -------- --------
             Total deferred income tax assets...........    462.9    329.5
                                                         -------- --------
      Liabilities:
         Insurance reserves.............................    557.4    459.2
         Net unrealized gains on investment securities..       --     11.5
         Net unrealized gains on derivatives............      0.1      0.2
         Present value of future profits................    141.0    159.4
         Deferred acquisition costs.....................    804.4    698.0
         Other..........................................     37.9      5.7
                                                         -------- --------
             Total deferred income tax liabilities......  1,540.8  1,334.0
                                                         -------- --------
             Net deferred income tax liability.......... $1,077.9 $1,004.5
                                                         ======== ========

   Based on our analysis, we believe it is more likely than not that the results of future operations and the implementations of tax planning strategies will generate sufficient taxable income to enable us to realize the remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   Net operating loss ("NOL") carryforwards amounted to $709.9 million as of December 31, 2007, and if unused, will expire beginning in 2022. Excluding the effects of FIN No. 48, the NOL carryforwards would begin to expire in 2021.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

              (Amounts in millions)                        2007
              ---------------------                       ------
              Balance as of January 1.................... $ 74.3
              Tax positions related to the current period    0.5
              Tax positions related to the prior years:
                 Gross additions.........................    0.5
                 Gross reductions........................  (24.0)
              Settlements................................   (0.3)
              Lapses of statutes of limitations..........     --
                                                          ------
              Balance as of December 31.................. $ 51.0
                                                          ======

   The total amount of unrecognized tax benefits was $51.0 million as of December 31, 2007, of which $46.1 million, if recognized, would affect the effective rate on operations.

   We recognize accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the years ended
December 31, 2007, 2006 and 2005 we accrued approximately $(3.4) million, $(1.4) million and $(15.4) million, respectively, of interest and penalties. We had approximately $1.9 million and $5.3 million, respectively, of interest and penalties accrued as of December 31, 2007 and 2006.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   We file U.S. federal income tax returns and various state income tax returns. With few exceptions, we are no longer subject to U.S. federal income tax examinations for years prior to 2000. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations. The Internal Revenue Service is currently reviewing our U.S. income tax returns for the 2005 and 2006 tax years. Certain issues from the 2003 and 2004 audit cycle have been timely protested and will be subject to review by the Internal Revenue Service appeals division. For those companies that file consolidated returns with former parent General Electric Company in 2003 and 2004 before the IPO (which included the pre-IPO related transactions), the portion of the GE consolidated return allocated to such companies is still subject to IRS examination. Certain issues from the 2000 through 2002 audit cycle are agreed upon with the Internal Revenue Service appeals division and are in the process of being prepared for review by the Joint Committee of Taxation.

   We believe it is reasonably possible that in 2008, as a result of our open audits and appeals, up to approximately $2.4 million of unrecognized tax benefits related to certain life insurance deductions will be recognized.

(13) Supplemental Cash Flow Information

   Net cash received for taxes was $213.3 million, $107.3 million and $154.5 million for the years ended December 31, 2007, 2006 and 2005, respectively. Cash paid for interest related to our non-recourse funding obligations was $177.0 million, $116.6 million and $40.5 million for the years ended December 31, 2007, 2006 and 2005, respectively.

   For a discussion of dividends paid to stockholders, see note 18.

   The following table details these transactions as well as other non-cash items for the years ended December 31:

(Amounts in millions)                                                 2007 2006   2005
---------------------                                                 ---- ----- ------
Supplemental schedule of non-cash investing and financing activities:
   Change in collateral for securities lending transactions.......... $ -- $ 6.9 $ 27.5
   Dividends declared not yet paid...................................   --    --  440.3
   Tax contingencies and other tax related items.....................  9.1   4.3   (5.0)
                                                                      ---- ----- ------
   Total other non-cash transactions................................. $9.1 $11.2 $462.8
                                                                      ==== ===== ======

(14) Related Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $326.0 million, $297.2 million and $278.0 million for the years ended December 31, 2007, 2006 and 2005, respectively. We also charged affiliates for certain services and for the use of facilities and equipment, which aggregated $115.3 million, $175.3 million and $109.1 million for the years ended December 31, 2007, 2006 and 2005, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   We paid GE Asset Management Incorporated ("GEAM"), an affiliate of GE, for investment services under an investment management agreement. We paid $1.1 million and $4.6 million in 2006 and 2005, respectively, to GEAM under this agreement. GEAM related party information is only presented for the first quarter of 2006 as GE and its affiliates ceased to be a related party as of that point in time. We also paid Genworth, our ultimate parent, for investment related services. We paid $15.7 million, $15.6 million and $13.1 million to Genworth in 2007, 2006 and 2005, respectively.

   We pay interest on outstanding amounts under a credit funding agreement with GNA, our indirect parent. Interest expense under this agreement was $0.5 million, $0.7 million and $0.5 million for the years ended December 31, 2007, 2006 and 2005, respectively. We pay interest at the cost of funds of GNA, which was 4.4%, 5.2% and 4.3%, as of December 31, 2007, 2006 and 2005, respectively. GNA owed us $0.5 million as of December 31, 2007 which was included in other assets in the consolidated balance sheets. As of December 31, 2006, we owed GNA $31.9 million which was included in other liabilities in the consolidated balance sheets.

(15) Commitments and Contingencies

   (a) Litigation

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict, nor to determine the ultimate outcomes of all pending investigations and legal proceedings, nor to provide reasonable ranges of potential losses.

   (b) Commitments

   As of December 31, 2007, we were committed to fund $15.4 million in commercial mortgage loan investments and $150.3 million in limited partnership investments.

   On December 12, 2007, River Lake V delivered to GLAIC a $550.0 million Letter of Credit and Reimbursement Agreement (the "LOC Agreement") entered into and among River Lake V, as account party, Genworth, as guarantor, and a third-party bank that serves as the administrative agent. Genworth guarantees the complete and timely performance of all of River Lake V's obligations under the LOC Agreement, including River Lake V's obligation to reimburse the third-party bank for any draws by GLAIC on the LOC Agreement.

   (c) Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which were funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $275.2 million as of December 31, 2007.

(16) Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents,

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

investment securities, separate accounts, securities lending collateral and derivative financial instruments. Other financial assets and liabilities--those not carried at fair value--are discussed below. Apart from certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the financial instrument.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates at which similar loans would have been made to similar borrowers.

   Other financial instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the related instrument.

   Borrowings and related instruments. Based on market quotes or comparable market transactions.

   Investment contracts. Based on expected future cash flows, discounted at currently offered discount rates for immediate annuity contracts or cash surrender value for single premium deferred annuities.

   All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates of the cost to terminate or otherwise settle obligations.

   The following represents the fair value of financial assets and liabilities as of December 31:

                                                    2007                         2006
                                        ---------------------------- ----------------------------
                                        Notional Carrying Estimated  Notional Carrying Estimated
(Amounts in millions)                    amount   amount  fair value  amount   amount  fair value
---------------------                   -------- -------- ---------- -------- -------- ----------
Assets:
   Commercial mortgage loans...........  $   (a) $2,968.1  $3,075.1   $  (a)  $2,917.1  $2,913.4
   Other financial instruments.........      (a)    109.8     134.1      (a)      49.8      64.7

Liabilities:
   Borrowings and related instruments:
       Borrowings......................      (a)       --        --      (a)      31.9      31.9
       Non-recourse funding
         obligations(b)................      (a)  3,555.0   3,516.8      (a)   2,765.0   2,765.0
   Investment contracts................      (a)  9,328.9   9,477.3      (a)   9,747.5   9,980.3

Other firm commitments:
   Ordinary course of business lending
     commitments.......................    15.4        --        --    23.4         --        --
   Commitments to fund limited
     partnerships......................   150.3        --        --    86.7         --        --

--------
(a)These financial instruments do not have notional amounts.
(b)See note 11.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


(17) Non-controlled Entities

   We have used third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with conduits that are sponsored by third parties.

   Total securitized assets were as follows as of December 31:

                   (Amounts in millions)         2007   2006
                   ---------------------        ------ ------
                   Assets secured by:
                   Commercial mortgage loans... $106.5 $126.8
                   Fixed maturity securities...   79.7   90.2
                   Other receivables...........   93.2  100.0
                                                ------ ------
                      Total securitized assets. $279.4 $317.0
                                                ====== ======

   Each of the categories of assets shown in the table above represents portfolios of assets that are highly rated. Examples of each category include: commercial mortgage loans--loans on diversified commercial property; fixed maturity securities--domestic and foreign, corporate and government securities; other receivables--primarily policy loans.

   We evaluated the economic, liquidity and credit risk related to the above QSPEs and believed that the likelihood is remote that any such arrangements could have had a significant adverse effect on our results of operations, liquidity, or financial position. Financial support for certain QSPEs was provided under credit support agreements in which Genworth provided limited recourse for a maximum of $119.0 million of credit losses. Assets with credit support were funded by demand notes that were further enhanced with support provided by a third-party. We recorded liabilities for such guarantees based on our best estimate of probable losses. To date, no SPE has incurred a loss.

   Sales of securitized assets to QSPEs resulted in a gain or loss amounting to the net of sales proceeds, the carrying amount of net assets sold, the fair value of servicing rights and retained interests and an allowance for losses. There were no off-balance sheet securitization transactions in 2007, 2006 and 2005.

   Amounts recognized in our consolidated financial statements related to such sales that were recorded in fixed maturity securities were as follows:

                                               December 31,
                                           ---------------------
                                              2007       2006
                                           ---------- ----------
                                                Fair       Fair
                (Amounts in millions)      Cost value Cost value
                ---------------------      ---- ----- ---- -----
                Retained interests--assets $7.5 $15.8 $9.7 $19.4
                Servicing assets..........   --    --   --    --
                Recourse liability........   --    --   --    --
                                           ---- ----- ---- -----
                Total..................... $7.5 $15.8 $9.7 $19.4
                                           ==== ===== ==== =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   Retained interests. In certain securitization transactions, we retained an interest in transferred assets. Those interests take various forms and may be subject to credit prepayment and interest rate risks. When we securitized receivables, we determined the fair value based on discounted cash flow models that incorporate, among other things, assumptions including credit losses, prepayment speeds and discount rates. These assumptions were based on our experience, market trends and anticipated performance related to the particular assets securitized. Subsequent to recording retained interests, we reviewed recorded values quarterly in the same manner and using current assumptions.

   Servicing assets. Following a securitization transaction, we retained the responsibility for servicing the receivables, and as such, were entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There were no servicing assets nor liabilities recorded as the benefits of servicing the assets are adequate to compensate an independent servicer for its servicing responsibilities.

   Recourse liability. As described previously, under credit support agreements, we provided recourse for credit losses in special purpose entities. We provided for expected credit losses under these agreements and such amounts approximated fair value.

(18) Restrictions on Dividends

   Insurance companies are restricted by state regulations departments as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia. Based on statutory results as of December 31, 2007, we are able to distribute $496.9 million in dividends in 2008 without obtaining regulatory approval. Based on statutory results as of December 31, 2007, we estimate our insurance subsidiaries could pay dividends of approximately $4.7 million to us in 2008 without obtaining regulatory approval.

   There were no common stock dividends declared in 2007. In 2006, we declared and paid a common stock dividend of $450.0 million. In 2005, we declared and paid a common stock dividend of $556.3 million consisting of cash in the amount of $116.0 million and securities in the amount of $440.3 million.

   In addition to the common stock dividends, we declared and paid preferred stock dividends. Dividends on the Series A Preferred Stock were cumulative and payable semi-annually when, and if, declared by the Board of Directors at an annual rate of 8.0% of the par value. On December 29, 2006, we redeemed 10,000 shares of our 120,000 shares of Series A Preferred Stock, par value $1,000 per share. We paid an additional $0.1 million in accrued dividends on the redeemed shares. On January 22, 2007, the Board of Directors authorized the redemption of the remaining 110,000 outstanding shares of Series A Preferred Stock for par value of $110.0 million and $2.2 million in accrued dividends on the redeemed shares. On March 12, 2007, we redeemed the remaining outstanding preferred shares for par value of $110.0 million and paid $2.5 million in dividends on the redeemed preferred shares. On April 30, 2007, the issued shares of preferred stock were retired. For each of the years ended December 31, 2006 and 2005, we declared and paid preferred stock dividends of $9.6 million.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


(19) Supplemental Statutory Financial Data

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholders' equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. Our insurance subsidiaries have no permitted accounting practices, except for River Lake V, which was granted a permitted accounting practice from the State of Vermont to carry its reserves on a U.S. GAAP basis.

   The tables below include our combined statutory net income (losses) and statutory capital and surplus:

                                                                   Years ended December 31,
                                                                  -------------------------
(Amounts in millions)                                               2007     2006     2005
---------------------                                             -------  -------  -------
GLAIC and our life insurance subsidiaries, excluding captive life reinsurance subsidiaries....................................... $ 380.8  $ 538.0  $ 357.9
Captive life reinsurance subsidiaries combined statutory net loss  (413.3)  (894.7)  (333.1)
                                                                  -------  -------  -------
   Combined statutory net income (losses)........................ $ (32.5) $(356.7) $  24.8
                                                                  =======  =======  =======

                                                   As of December 31,
                                                   -----------------
            (Amounts in millions)                    2007      2006
            ---------------------                  --------  --------
            Combined statutory capital and surplus $1,528.6  $1,323.7

   Statutory net income (loss) from our captive life reinsurance subsidiaries relate to their assumption reinsurance of statutorily required term and universal life insurance reserves from our life insurance companies. These reserves are, in turn, funded through the issuance of surplus notes (non-recourse funding obligations) to third parties. Accordingly, the combined statutory net income and distributable income of GLAIC and our life insurance subsidiaries are not affected by the statutory net income (loss) of the captives, except to the extent dividends are received from captives. The combined statutory capital and surplus of GLAIC and our life insurance subsidiaries does not include the capital and surplus of our captive life reinsurance subsidiaries of $1,081.8 million and $1,175.2 million as of December 31, 2007 and 2006, respectively. Capital and surplus of our captive life reinsurance subsidiaries, excluding River Lake V, includes surplus notes (non-recourse funding obligations) as further described in note 11. As of December 31, 2007, River Lake V had not yet issued any surplus notes.

   The NAIC has adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with:
(i) asset risk; (ii) insurance risk; (iii) interest rate risk; and
(iv) business risk. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, management periodically monitors the RBC level of GLAIC and its subsidiaries. As of December 31, 2007 and 2006, GLAIC and its subsidiaries exceeded the minimum required RBC levels.

(20) Segment Information

   We conduct our operations in two business segments: (1) Protection, which includes term life insurance, universal life insurance and Medicare supplement insurance; and (2) Retirement Income and Institutional, which principally includes fixed and variable deferred and immediate individual annuities, group variable annuities

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

offered through retirement plans, variable life insurance and institutional products. Institutional products include FABNs, funding agreements and GICs. We also have Corporate and Other activities which include income and expenses not allocated to the segments.

   In 2006, we began to allocate net investment gains (losses) from Corporate and Other to our Protection and Retirement Income and Institutional segments using an approach based principally upon the investment portfolios established to support each of those segments' products and targeted capital levels. Prior to 2006, all net investment gains (losses) were recorded in Corporate and Other and were not reflected in the results of any of our other segments.

   We use the same accounting policies and procedures to measure segment income and assets as we use to measure our consolidated net income and assets. Segment income represents the basis on which the performance of our business is assessed by management. Premiums and fees, other income, benefits, acquisition and operating expenses and policy-related amortization are attributed directly to each operating segment. Net investment income and invested assets are allocated based on the assets required to support the underlying liabilities and capital of the products included in each segment.

   See note 1 for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2007:

                                                                       Retirement
                                                                       Income and   Corporate
(Amounts in millions)                                      Protection Institutional and Other Consolidated
---------------------                                      ---------- ------------- --------- ------------
Premiums.................................................. $   891.9    $   171.3   $     --   $ 1,063.2
Net investment income.....................................     609.3        570.6       10.0     1,189.9
Net investment gains (losses).............................     (26.6)       (74.3)       9.8       (91.1)
Policy fees and other income..............................     346.6        144.5        0.2       491.3
                                                           ---------    ---------   --------   ---------
   Total revenues.........................................   1,821.2        812.1       20.0     2,653.3
                                                           ---------    ---------   --------   ---------
Benefits and other changes in policy reserves.............     780.6        324.8         --     1,105.4
Interest credited.........................................     217.4        323.9         --       541.3
Acquisition and operating expenses, net of deferrals......     145.6         79.5       19.1       244.2
Amortization of deferred acquisition costs and intangibles     106.8         44.6         --       151.4
Interest expense..........................................     204.6           --        0.5       205.1
                                                           ---------    ---------   --------   ---------
   Total benefits and expenses............................   1,455.0        772.8       19.6     2,247.4
                                                           ---------    ---------   --------   ---------
Income before income taxes and equity in net income of
  unconsolidated subsidiary...............................     366.2         39.3        0.4       405.9
Provision for income taxes................................     125.8        (25.2)       0.7       101.3
                                                           ---------    ---------   --------   ---------
Income before equity in net income of unconsolidated
  subsidiary..............................................     240.4         64.5       (0.3)      304.6
Equity in net income of unconsolidated subsidiary.........        --           --       19.1        19.1
                                                           ---------    ---------   --------   ---------
Net income................................................ $   240.4    $    64.5   $   18.8   $   323.7
                                                           =========    =========   ========   =========

Total assets.............................................. $14,880.0    $29,456.7   $1,640.4   $45,977.1
                                                           =========    =========   ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2006:

                                                                       Retirement
                                                                       Income and   Corporate
(Amounts in millions)                                      Protection Institutional and Other Consolidated
---------------------                                      ---------- ------------- --------- ------------
Premiums.................................................. $   875.4    $   256.9   $     --   $ 1,132.3
Net investment income.....................................     537.8        521.0       58.1     1,116.9
Net investment gains (losses).............................      (2.8)        (7.5)      13.4         3.1
Policy fees and other income..............................     291.3         91.5         --       382.8
                                                           ---------    ---------   --------   ---------
   Total revenues.........................................   1,701.7        861.9       71.5     2,635.1
                                                           ---------    ---------   --------   ---------
Benefits and other changes in policy reserves.............     683.8        418.1         --     1,101.9
Interest credited.........................................     220.4        276.3         --       496.7
Acquisition and operating expenses, net of deferrals......     151.7         66.8       24.0       242.5
Amortization of deferred acquisition costs and intangibles      80.7         31.3         --       112.0
Interest expense..........................................     132.8           --        1.2       134.0
                                                           ---------    ---------   --------   ---------
   Total benefits and expenses............................   1,269.4        792.5       25.2     2,087.1
                                                           ---------    ---------   --------   ---------
Income before income taxes................................     432.3         69.4       46.3       548.0
Provision for income taxes................................     153.2          6.9       28.3       188.4
                                                           ---------    ---------   --------   ---------
Net income................................................ $   279.1    $    62.5   $   18.0   $   359.6
                                                           =========    =========   ========   =========

Total assets.............................................. $14,377.5    $28,846.0   $1,280.5   $44,504.0
                                                           =========    =========   ========   =========

   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2005:

                                                                       Retirement
                                                                       Income and   Corporate
(Amounts in millions)                                      Protection Institutional and Other Consolidated
---------------------                                      ---------- ------------- --------- ------------
Premiums..................................................  $  778.6     $333.8       $  --     $1,112.4
Net investment income.....................................     442.1      493.8        82.7      1,018.6
Net investment gains (losses).............................        --         --        (9.7)        (9.7)
Policy fees and other income..............................     303.4       58.9          --        362.3
                                                            --------     ------       -----     --------
   Total revenues.........................................   1,524.1      886.5        73.0      2,483.6
                                                            --------     ------       -----     --------
Benefits and other changes in policy reserves.............     654.7      490.4          --      1,145.1
Interest credited.........................................     216.4      239.6          --        456.0
Acquisition and operating expenses, net of deferrals......     137.5       62.2        38.2        237.9
Amortization of deferred acquisition costs and intangibles     147.4       30.0          --        177.4
Interest expense..........................................      48.4         --         0.3         48.7
                                                            --------     ------       -----     --------
   Total benefits and expenses............................   1,204.4      822.2        38.5      2,065.1
                                                            --------     ------       -----     --------
Income before income taxes................................     319.7       64.3        34.5        418.5
Provision for income taxes................................     132.9        7.1         7.9        147.9
                                                            --------     ------       -----     --------
Net income................................................  $  186.8     $ 57.2       $26.6     $  270.6
                                                            ========     ======       =====     ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


(21) Quarterly Financial Data (unaudited)

   Our unaudited summarized quarterly results of operations for the years ended December 31 were as follows:

                       First Quarter Second Quarter Third Quarter Fourth Quarter
                       ------------- -------------  ------------- -------------
 (Amounts in millions)  2007   2006   2007    2006   2007   2006   2007    2006
 --------------------- ------ ------ ------  ------ ------ ------ ------  ------
 Net investment income $285.3 $256.4 $287.2  $280.0 $322.5 $274.1 $294.9  $306.4
                       ====== ====== ======  ====== ====== ====== ======  ======
 Total revenues....... $657.5 $632.3 $647.7  $648.2 $700.4 $645.2 $647.7  $709.4
                       ====== ====== ======  ====== ====== ====== ======  ======
 Net income........... $ 93.5 $ 83.6 $ 76.5  $ 86.0 $114.4 $ 92.0 $ 39.3  $ 98.0
                       ====== ====== ======  ====== ====== ====== ======  ======

            Report of Independent Registered Public Accounting Firm

The Board of Directors
Genworth Life and Annuity Insurance Company:

   Under date of February 28, 2008, we reported on the consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2007 and 2006, and the related consolidated statements of income, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2007, which are included herein. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related financial statement schedules included herein. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

   In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Richmond, Virginia
February 28, 2008

                                  Schedule I

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

       Summary of investments--other than investments in related parties
                             (Amounts in millions)

   As of December 31, 2007, the amortized cost or cost, estimated fair value and carrying value of our invested assets were as follows:

                                                      Amortized
                                                       cost or  Estimated  Carrying
Type of Investment                                      cost    fair value  value
------------------                                    --------- ---------- ---------
Fixed maturity securities:
   Bonds:
       U.S. government, agencies and authorities..... $   189.3 $   207.2  $   207.2
       Government--non U.S...........................     293.0     319.7      319.7
       Public utilities..............................     861.9     858.7      858.7
       All other corporate bonds.....................  14,401.2  13,851.7   13,851.7
                                                      --------- ---------  ---------
          Total fixed maturity securities............  15,745.4  15,237.3   15,237.3
Equity securities....................................      60.5      64.0       64.0
Commercial mortgage loans............................   2,968.1     xxxxx    2,968.1
Policy loans.........................................     466.8     xxxxx      466.8
Other invested assets/(1)/...........................     989.8     xxxxx    1,091.0
                                                      --------- ---------  ---------
          Total investments.......................... $20,230.6     xxxxx  $19,827.2
                                                      ========= =========  =========

--------
/(1)/The amount shown in the consolidated balance sheets for other invested assets differs from amortized cost or cost presented, as other invested assets includes certain assets with a carrying amount that differs from amortized cost or cost.


   See Accompanying Report of Independent Registered Public Accounting Firm

                                 Schedule III

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                      Supplemental Insurance Information
                             (Amounts in millions)

                                         Deferred                 Policyholder   Liabilities
                                        Acquisition Future Policy   Account    for Policy and  Unearned
Segment                                    Costs      Benefits      Balances   Contract Claims Premiums
-------                                 ----------- ------------- ------------ --------------- --------
December 31, 2007:
   Protection..........................  $2,429.1     $ 2,206.1    $ 4,815.6       $249.3       $21.4
   Retirement Income and Institutional.     533.1       7,603.3      9,146.7         13.8          --
                                         --------     ---------    ---------       ------       -----
       Total...........................  $2,962.2     $ 9,809.4    $13,962.3       $263.1       $21.4
                                         ========     =========    =========       ======       =====
December 31, 2006:
   Protection..........................  $2,272.1     $ 2,073.3    $ 4,880.4       $265.0       $24.1
   Retirement Income and Institutional.     387.9       7,960.3      9,559.4         14.3          --
                                         --------     ---------    ---------       ------       -----
       Total...........................  $2,660.0     $10,033.6    $14,439.8       $279.3       $24.1
                                         ========     =========    =========       ======       =====

                                                  Interest                   Amortization
                                                Credited and    Acquisition  of Deferred
                                      Net       Benefits and   and Operating Acquisition
                          Premium  Investment Other Changes in Expenses, Net  Costs and   Premiums
Segment                   Revenue    Income   Policy Reserves  of Deferrals  Intangibles  Written
-------                   -------- ---------- ---------------- ------------- ------------ --------
December 31, 2007:
   Protection............ $  891.9  $  609.3      $  998.0        $145.6        $106.8    $  869.2
   Retirement Income and
     Institutional.......    171.3     570.6         648.7          79.5          44.6       171.2
   Corporate and Other...       --      10.0            --          19.1            --          --
                          --------  --------      --------        ------        ------    --------
       Total............. $1,063.2  $1,189.9      $1,646.7        $244.2        $151.4    $1,040.4
                          ========  ========      ========        ======        ======    ========
December 31, 2006:
   Protection............ $  875.4  $  537.8      $  904.2        $151.7        $ 80.7    $  840.1
   Retirement Income and
     Institutional.......    256.9     521.0         694.4          66.8          31.3       256.9
   Corporate and Other...       --      58.1            --          24.0            --          --
                          --------  --------      --------        ------        ------    --------
       Total............. $1,132.3  $1,116.9      $1,598.6        $242.5        $112.0    $1,097.0
                          ========  ========      ========        ======        ======    ========
December 31, 2005:
   Protection............ $  778.6  $  442.1      $  871.1        $137.5        $147.4    $  748.1
   Retirement Income and
     Institutional.......    333.8     493.8         730.0          62.2          30.0       334.2
   Corporate and Other...       --      82.7            --          38.2            --          --
                          --------  --------      --------        ------        ------    --------
       Total............. $1,112.4  $1,018.6      $1,601.1        $237.9        $177.4    $1,082.3
                          ========  ========      ========        ======        ======    ========

   See Accompanying Report of Independent Registered Public Accounting Firm

                 Genworth Life & Annuity VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2008, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued prior to May 1, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Choice" in our marketing materials.


This prospectus gives details about the contract, Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund -- Series II shares
AIM V.I. Capital Appreciation Fund -- Series I shares
AIM V.I. Core Equity Fund -- Series I shares
AIM V.I. Global Real Estate Fund -- Series II shares
AIM V.I. International Growth Fund -- Series II shares
AIM V.I. Large Cap Growth Fund -- Series I shares

AllianceBernstein Variable Products Series Fund, Inc.:

AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B

AllianceBernstein Global Technology Portfolio -- Class B
AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein International Value Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B
AllianceBernstein Small Cap Growth Portfolio -- Class B

American Century Variable Portfolios, Inc.:
VP Income & Growth Fund -- Class I
VP International Fund -- Class I
VP Ultra(R) Fund -- Class I
VP Value Fund -- Class I

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II

BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares
BlackRock Large Cap Growth V.I. Fund -- Class III Shares
BlackRock Value Opportunities V.I. Fund -- Class III Shares

Columbia Funds Variable Insurance Trust I:
Columbia Marsico Growth Fund, Variable Series -- Class A
Columbia Marsico International Opportunities Fund, Variable Series -- Class B

Dreyfus:
Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares Dreyfus Variable Investment Fund -- Money Market Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares/1/


/1/ The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

DWS Variable Series II:
DWS Dreman High Return Equity VIP -- Class B Shares
DWS Dreman Small Mid Cap Value VIP -- Class B Shares
DWS Technology VIP -- Class B Shares

Eaton Vance Variable Trust:
VT Floating-Rate Income Fund
VT Worldwide Health Sciences Fund

Evergreen Variable Annuity Trust:
Evergreen VA Omega Fund -- Class 2

Federated Insurance Series:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

Fidelity(R) Variable Insurance Products Fund:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
Franklin Income Securities Fund -- Class 2 Shares
Franklin Large Cap Growth Securities Fund -- Class 2 Shares

Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares

Mutual Shares Securities Fund -- Class 2 Shares
Templeton Foreign Securities Fund -- Class 2 Shares
Templeton Global Asset Allocation Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE Investments Funds, Inc.:

Core Value Equity Fund -- Class 1 Shares (formerly, Value Equity Fund) Income Fund -- Class 1 Shares
Mid-Cap Equity Fund -- Class 1 Shares

Money Market Fund

Premier Growth Equity Fund -- Class 1 Shares
Real Estate Securities Fund -- Class 1 Shares

S&P 500(R) Index Fund

Small-Cap Equity Fund -- Class 1 Shares

Total Return Fund -- Class 1 Shares/1/
Total Return Fund -- Class 3 Shares/1/

U.S. Equity Fund -- Class 1 Shares


Janus Aspen Series:
Balanced Portfolio -- Service Shares
Forty Portfolio -- Service Shares

JPMorgan Insurance Trust:

JPMorgan Insurance Trust Balanced Portfolio -- Class 1
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1
JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1
JPMorgan Insurance Trust Diversified Mid Cap Portfolio -- Class 1
JPMorgan Insurance Trust Equity Index Portfolio -- Class 1
JPMorgan Insurance Trust Government Bond Portfolio -- Class 1
JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1
JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio -- Class 1

Legg Mason Partners Variable Equity Trust:

Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II Legg Mason Partners Variable Fundamental Value Portfolio -- Class I

MFS(R) Variable Insurance Trust:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Investors Trust Series -- Service Class Shares
MFS(R) Strategic Income Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Balanced Fund/VA -- Service Shares
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Global Securities Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares
Oppenheimer MidCap Fund/VA -- Service Shares

PIMCO Variable Insurance Trust:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:

Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
Natural Resources Portfolio -- Class II Shares


/1/ The Subaccount invests in Class 1 shares of the Total Return Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return Fund for contracts issued on or after May 1, 2006.

Rydex Variable Trust:

NASDAQ-100(R) Fund (formerly, OTC Fund)


The Universal Institutional Funds, Inc.:
Equity and Income Portfolio -- Class II Shares

Van Kampen Life Investment Trust:
Comstock Portfolio -- Class II Shares


The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:


Janus Aspen Series:
International Growth Portfolio -- Service Shares

The following Portfolios are not available to contracts issued on or after May 1, 2003:



Janus Aspen Series:
Global Life Sciences Portfolio -- Service Shares
Global Technology Portfolio -- Service Shares
Large Cap Growth Portfolio -- Service Shares
Mid Cap Growth Portfolio -- Service Shares
Worldwide Growth Portfolio -- Service Shares

PIMCO Variable Insurance Trust:
Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares

The following Portfolios are not available to contracts issued on or after May 1, 2006:

Fidelity(R) Variable Insurance Products Fund:
VIP Asset Manager/SM/ Portfolio -- Service Class 2

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Mid Cap Value Fund


JPMorgan Series Trust II:
JPMorgan Bond Portfolio
JPMorgan International Equity Portfolio
JPMorgan Mid Cap Value Portfolio
JPMorgan Small Company Portfolio
JPMorgan U.S. Large Cap Core Equity Portfolio


MFS(R) Variable Insurance Trust:
MFS(R) New Discovery Series -- Service Class Shares

The following Portfolios are not available to contracts issued on or after May 1, 2007:


Legg Mason Partners Variable Equity Trust:

Legg Mason Partners Variable Capital and Income Portfolio -- Class II

Van Kampen Life Investment Trust:
Strategic Growth Portfolio -- Class II Shares


The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after May 1, 2008:

XTF Advisors Trust:
ETF 60 Portfolio -- Class II Shares


Not all of these Portfolios may be available in all states or in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.



The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.


We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus.

These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.


In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.


This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.



A Statement of Additional Information, dated May 1, 2008, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:


                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Table of Contents


Definitions.....................................................................

Fee Tables......................................................................
   Examples.....................................................................

Synopsis........................................................................

Condensed Financial Information.................................................

Financial Statements............................................................

The Company.....................................................................

The Separate Account............................................................
   The Portfolios...............................................................
   Subaccounts..................................................................
   Voting Rights................................................................
   Asset Allocation Program.....................................................

The Guarantee Account...........................................................

Charges and Other Deductions....................................................
   Transaction Expenses.........................................................
     Surrender Charge...........................................................
     Exceptions to the Surrender Charge.........................................
   Deductions from the Separate Account.........................................
   Other Charges................................................................

The Contract....................................................................
   Purchase of the Contract.....................................................
   Ownership....................................................................
   Assignment...................................................................
   Purchase Payments............................................................
   Valuation Day and Valuation Period...........................................
   Allocation of Purchase Payments..............................................
   Valuation of Accumulation Units..............................................

Transfers.......................................................................
   Transfers Before the Annuity Commencement Date...............................
   Transfers from the Guarantee Account to the Subaccounts......................
   Transfers from the Subaccounts to the Guarantee Account......................
   Transfers Among the Subaccounts..............................................
   Telephone/Internet Transactions..............................................
   Confirmation of Transactions.................................................
   Special Note on Reliability..................................................
   Transfers by Third Parties...................................................
   Special Note on Frequent Transfers...........................................
   Dollar Cost Averaging Program................................................
   Defined Dollar Cost Averaging Program........................................
   Portfolio Rebalancing Program................................................
   Guarantee Account Interest Sweep Program.....................................

Surrenders and Partial Withdrawals..............................................
   Surrenders and Partial Withdrawals...........................................
   Restrictions on Distributions From Certain Contracts.........................
   Systematic Withdrawal Program................................................
   Annuity Cross Funding Program................................................

The Death Benefit...............................................................
   Death Benefit at Death of Any Annuitant Before the Annuity Commencement Date.
   Optional Death Benefit.......................................................
   Optional Enhanced Death Benefit..............................................
   When We Calculate the Death Benefit..........................................
   Death of an Owner or Joint Owner Before the Annuity Commencement Date........
   Death of Owner, Joint Owner, or Annuitant On or After the Annuity
     Commencement Date..........................................................

Income Payments.................................................................
   Income Payments and the Annuity Commencement Date............................
   Optional Payment Plans.......................................................
   Variable Income Payments.....................................................
   Transfers After the Annuity Commencement Date................................

Tax Matters.....................................................................
   Introduction.................................................................
   Taxation of Non-Qualified Contracts..........................................
   Section 1035 Exchanges.......................................................
   Qualified Retirement Plans...................................................
   Federal Income Tax Withholding...............................................
   State Income Tax Withholding.................................................
   Tax Status of the Company....................................................
   Federal Estate Taxes.........................................................
   Generation-Skipping Transfer Tax.............................................
   Annuity Purchases by Residents of Puerto Rico................................
   Annuity Purchases by Nonresident Aliens and Foreign Corporations.............
   Foreign Tax Credits..........................................................
   Changes in the Law...........................................................

Requesting Payments.............................................................

Sale of the Contracts...........................................................

Additional Information..........................................................
   Owner Questions..............................................................
   Return Privilege.............................................................
   State Regulation.............................................................
   Evidence of Death, Age, Gender, Marital Status or Survival...................
   Records and Reports..........................................................
   Other Information............................................................
   Legal Proceedings............................................................

Appendix A -- The Death Benefit.................................................

Appendix B -- Condensed Financial Information...................................

Table of Contents for Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

Funding Annuity -- This variable deferred annuity issued by Genworth Life and Annuity Insurance Company; this contract becomes a Funding Annuity when it is purchased on the same date as a Scheduled Purchase Payment Variable Deferred Annuity Contract issued by Genworth Life and Annuity Insurance Company. The assets of this Funding Annuity are withdrawn and immediately allocated to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other separate account of the Company.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

Separate Account -- Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
---------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Number of Completed Years Surrender Charge as
 payments partially withdrawn or surrendered)      Since We Received the     a Percentage of the
                                                   Purchase Payment          Purchase Payment
                                                                             Partially Withdrawn or
                                                                             Surrendered/1,2/
                                                   ------------------------------------------------
                                                               0                       6%
                                                               1                       6%
                                                               2                       6%
                                                               3                       6%
                                                               4                       5%
                                                               5                       4%
                                                           6 or more                   0%
---------------------------------------------------------------------------------------------------
 Transfer Charge                                                      $10.00/3/
---------------------------------------------------------------------------------------------------


/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.


/2/Any partial withdrawals that are immediately allocated to a Scheduled
   Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio Expenses
--------------------------------------------------------------------------------------------
Annual Contract Charge                                            $30.00/1/
--------------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------
                                                  Annuitant (Joint          Either Annuitant
                                                  Annuitant, if any) Age 70 Over Age 70 at
                                                  or Younger at Issue       Issue
                                                  ------------------------------------------
  Mortality and Expense Risk Charge                         1.35%                1.55%
--------------------------------------------------------------------------------------------
  Administrative Expense Charge                                     0.15%
--------------------------------------------------------------------------------------------
Optional Benefits
 (as a percentage of your Contract Value at the time the charge is taken)/2/
--------------------------------------------------------------------------------------------
  Optional Death Benefit Rider                                     0.25%/3/
--------------------------------------------------------------------------------------------
  Optional Enhanced Death Benefit Rider                            0.35%/4/
--------------------------------------------------------------------------------------------
                                                  Annuitant (Joint          Either Annuitant
                                                  Annuitant, if any) Age 70 Over Age 70 at
                                                  or Younger at Issue       Issue
                                                  ------------------------------------------
Maximum Total Separate Account Annual Expenses/5/           2.10%                2.30%
--------------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/All charges for the optional benefits are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/3/The charge is based on the Contract Value at the time the charge is assessed.

/4/The charge is based on your average Contract Value for the prior contract year. Currently we deduct 0.20% of your average Contract Value for the prior contract year.

/5/The Maximum Total Separate Account Annual Expenses assume that the owner elects the Optional Death Benefit Rider and the Optional Enhanced Death Benefit Rider. If only one optional rider is elected, or if no options are elected, the total Separate Account annual expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


Annual Portfolio Expenses/1/                                                     Minimum Maximum
------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)  0.40%   8.98%
------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2007. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.40% and 1.78%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected the Optional Enhanced Death Benefit Rider and the Optional Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,708      $3,787      $5,507       $8,749


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,129      $3,300      $5,157       $8,708


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account Annual Expenses of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a maximum charge of 0.35% for the Optional Enhanced Death Benefit Rider (deducted annually as a percentage of the prior contract year's Contract Value); and

  . a charge of 0.25% for the Optional Death Benefit Rider (deducted annually as a percentage of the Contract Value).

If one or all of the available rider options are not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract" provision of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or all markets. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

What charges are associated with this contract? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge reduces to 0%.


You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.


We assess annual charges in the aggregate at an effective annual rate of 1.50% (1.70% for contracts where either Annuitant is older than age 70 at the time the contract is issued) against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.35% (1.55% for contracts where either Annuitant is older than age 70 at the time the contract is issued). There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as 12b-1 fees, or service share fees, if applicable. See the "Fee Tables" section in this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract --Purchase Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See "The Death Benefit" provision of this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee
Account? Yes, however there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers among the Subaccounts, as well as to and from the Guarantee Account, may be subject to certain restrictions. See the "Transfers," "Income Payments --Transfers After the Annuity Commencement Date" and "The Guarantee Account" provisions of this prospectus.

May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus for more information.

Do I get a free look at this contract? Yes, you have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to their allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision of this prospectus for more information.

When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See the "The Contract -- Allocation of Purchase Payments" provision of this prospectus.

What are the Federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

FINANCIAL STATEMENTS


The consolidated financial statements for Genworth Life and Annuity Insurance Company and subsidiaries, as well as the financial statements for the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call
(800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.


THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is directly owned by Genworth Financial, Inc., a public company.


We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate purchase payments. You may currently change your future purchase payment allocation without penalty or charges. In addition, there are limitations on the number of transfers that may be made each contract year. See the "Transfers" provision for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Before choosing a Subaccount to allocate your purchase payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at
(800) 352-9910, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.gefinancialpro.com. We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts

You may allocate purchase payments in the Subaccounts of the Portfolios listed below in addition to the Guarantee Account at any one time.


                                                                              Adviser (and Sub-Adviser(s),
                Subaccount Investing In           Investment Objective               as applicable)
                ----------------------------------------------------------------------------------------------
AIM VARIABLE    AIM V.I. Basic Value Fund --  Long-term growth of capital. Invesco AIM Advisors, Inc.
INSURANCE FUNDS Series II shares                                           (formerly, A I M Advisors, Inc.)
                                                                           (subadvised by AIM Funds
                                                                           Management Inc.; Invesco Global
                                                                           Asset Management (N.A.), Inc.;
                                                                           Invesco Institutional (N.A.), Inc.;
                                                                           Invesco Senior Secured
                                                                           Management, Inc.; Invesco Hong
                                                                           Kong Limited; Invesco Asset
                                                                           Management Limited; Invesco Asset
                                                                           Management (Japan) Limited;
                                                                           Invesco Asset Management
                                                                           Deutschland, GmbH; and Invesco
                                                                           Australia Limited)
                ----------------------------------------------------------------------------------------------
                AIM V.I. Capital Appreciation Growth of capital.           Invesco AIM Advisors, Inc.
                Fund -- Series I shares                                    (formerly, A I M Advisors, Inc.)
                                                                           (subadvised by AIM Funds
                                                                           Management Inc.; Invesco Global
                                                                           Asset Management (N.A.), Inc.;
                                                                           Invesco Institutional (N.A.), Inc.;
                                                                           Invesco Senior Secured
                                                                           Management, Inc.; Invesco Hong
                                                                           Kong Limited; Invesco Asset
                                                                           Management Limited; Invesco Asset
                                                                           Management (Japan) Limited;
                                                                           Invesco Asset Management
                                                                           Deutschland, GmbH; and Invesco
                                                                           Australia Limited)
                ----------------------------------------------------------------------------------------------
                AIM V.I. Core Equity Fund --  Growth of capital.           Invesco AIM Advisors, Inc.
                Series I shares                                            (formerly, A I M Advisors, Inc.)
                                                                           (subadvised by AIM Funds
                                                                           Management Inc.; Invesco Global
                                                                           Asset Management (N.A.), Inc.;
                                                                           Invesco Institutional (N.A.), Inc.;
                                                                           Invesco Senior Secured
                                                                           Management, Inc.; Invesco Hong
                                                                           Kong Limited; Invesco Asset
                                                                           Management Limited; Invesco Asset
                                                                           Management (Japan) Limited;
                                                                           Invesco Asset Management
                                                                           Deutschland, GmbH; and Invesco
                                                                           Australia Limited)
                ----------------------------------------------------------------------------------------------

                                                                                          Adviser (and Sub-Adviser(s),
                  Subaccount Investing In                Investment Objective                    as applicable)
                  ---------------------------------------------------------------------------------------------------------
                  AIM V.I. Global Real Estate     High total return through growth of Invesco AIM Advisors, Inc.
                  Fund -- Series II shares        capital and current income.         (formerly, A I M Advisors, Inc.)
                                                                                      (subadvised by INVESCO
                                                                                      Institutional (N.A.), Inc.; AIM Funds
                                                                                      Management Inc.; Invesco Global
                                                                                      Asset Management (N.A.), Inc.;
                                                                                      Invesco Institutional (N.A.), Inc.;
                                                                                      Invesco Senior Secured
                                                                                      Management, Inc.; Invesco Hong
                                                                                      Kong Limited; Invesco Asset
                                                                                      Management Limited; Invesco Asset
                                                                                      Management (Japan) Limited;
                                                                                      Invesco Asset Management
                                                                                      Deutschland, GmbH; and Invesco
                                                                                      Australia Limited)
                  ---------------------------------------------------------------------------------------------------------
                  AIM V.I. International Growth   Long-term growth of capital.        Invesco AIM Advisors, Inc.
                  Fund -- Series II shares                                            (formerly, A I M Advisors, Inc.)
                                                                                      (subadvised by AIM Funds
                                                                                      Management Inc.; Invesco Global
                                                                                      Asset Management (N.A.), Inc.;
                                                                                      Invesco Institutional (N.A.), Inc.;
                                                                                      Invesco Senior Secured
                                                                                      Management, Inc.; Invesco Hong
                                                                                      Kong Limited; Invesco Asset
                                                                                      Management Limited; Invesco Asset
                                                                                      Management (Japan) Limited;
                                                                                      Invesco Asset Management
                                                                                      Deutschland, GmbH; and Invesco
                                                                                      Australia Limited)
                  ---------------------------------------------------------------------------------------------------------
                  AIM V.I. Large Cap Growth       Long-term growth of capital.        Invesco AIM Advisors, Inc.
                  Fund -- Series I shares                                             (formerly, A I M Advisors, Inc.)
                                                                                      (subadvised by AIM Funds
                                                                                      Management Inc.; Invesco Global
                                                                                      Asset Management (N.A.), Inc.;
                                                                                      Invesco Institutional (N.A.), Inc.;
                                                                                      Invesco Senior Secured
                                                                                      Management, Inc.; Invesco Hong
                                                                                      Kong Limited; Invesco Asset
                                                                                      Management Limited; Invesco Asset
                                                                                      Management (Japan) Limited;
                                                                                      Invesco Asset Management
                                                                                      Deutschland, GmbH; and Invesco
                                                                                      Australia Limited)
                  ---------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN AllianceBernstein Balanced      Seeks to maximize total return      AllianceBernstein, L.P.
VARIABLE PRODUCTS Wealth Strategy Portfolio --    consistent with the adviser's
SERIES FUND, INC. Class B                         determination of reasonable risk.
                  ---------------------------------------------------------------------------------------------------------
                  AllianceBernstein Global        Long-term growth of capital.        AllianceBernstein, L.P.
                  Technology Portfolio -- Class B
                  ---------------------------------------------------------------------------------------------------------
                  AllianceBernstein Growth and    Long-term growth of capital.        AllianceBernstein, L.P.
                  Income Portfolio -- Class B
                  ---------------------------------------------------------------------------------------------------------
                  AllianceBernstein International Long-term growth of capital.        AllianceBernstein, L.P.
                  Value Portfolio -- Class B
                  ---------------------------------------------------------------------------------------------------------
                  AllianceBernstein Large Cap     Long-term growth of capital.        AllianceBernstein, L.P.
                  Growth Portfolio -- Class B
                  ---------------------------------------------------------------------------------------------------------
                  AllianceBernstein Small Cap     Long-term growth of capital.        AllianceBernstein, L.P.
                  Growth Fund -- Class B
                  ---------------------------------------------------------------------------------------------------------


                        Subaccount Investing In                     Investment Objective
                        ----------------------------------------------------------------------------
AMERICAN CENTURY        VP Income & Growth Fund --        Seeks capital growth. Income is a
VARIABLE PORTFOLIOS,    Class I                           secondary objective.
INC.                    ----------------------------------------------------------------------------
                        VP International Fund -- Class I  Seeks capital growth.

                        ----------------------------------------------------------------------------
                        VP Ultra(R) Fund -- Class I       Seeks long-term capital growth.

                        ----------------------------------------------------------------------------
                        VP Value Fund -- Class I          Seeks long-term capital growth.
                                                          Income is a secondary objective.
                        ----------------------------------------------------------------------------
AMERICAN CENTURY        VP Inflation Protection Fund --   Pursues long-term total return using a
VARIABLE PORTFOLIOS II, Class II                          strategy that seeks to protect against
INC.                                                      U.S. inflation.
                        ----------------------------------------------------------------------------
BLACKROCK VARIABLE      BlackRock Basic Value V.I.        Seeks capital appreciation, and
SERIES FUNDS, INC.      Fund -- Class III Shares          secondarily, income.

                        ----------------------------------------------------------------------------
                        BlackRock Global Allocation V.I.  Seeks high total investment return.
                        Fund -- Class III Shares



                        ----------------------------------------------------------------------------
                        BlackRock Large Cap Growth V.I.   Seeks long-term capital growth.
                        Fund -- Class III Shares

                        ----------------------------------------------------------------------------
                        BlackRock Value Opportunities     Seeks long-term growth of capital.
                        V.I. Fund -- Class III Shares

                        ----------------------------------------------------------------------------
COLUMBIA FUNDS          Columbia Marsico Growth Fund,     The fund seeks long-term growth of
VARIABLE INSURANCE      Variable Series -- Class A        capital.
TRUST I
                        ----------------------------------------------------------------------------
                        Columbia Marsico International    The fund seeks long-term growth of
                        Opportunities Fund, Variable      capital.
                        Series -- Class B
                        ----------------------------------------------------------------------------
DREYFUS                 Dreyfus Investment Portfolios     Seeks investment returns that are
                        MidCap Stock Portfolio -- Initial greater than the total return
                        Shares                            performance of publicly traded
                                                          common stocks of medium-size
                                                          domestic companies in the aggregate
                                                          as represented by the Standard &
                                                          Poor's 400 MidCap Index.
                        ----------------------------------------------------------------------------
                        Dreyfus Variable Investment       Seeks as high a level of current income
                        Fund -- Money Market Portfolio    as is consistent with the preservation of
                                                          capital./1/
                        ----------------------------------------------------------------------------
                        The Dreyfus Socially Responsible  Seeks capital growth, with current
                        Growth Fund, Inc. -- Initial      income as a secondary objective.
                        Shares
                        ----------------------------------------------------------------------------

                                             Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
----------------------------------------------------------------------------
Seeks capital growth. Income is a         American Century Investment
secondary objective.                      Management, Inc.
----------------------------------------------------------------------------
Seeks capital growth.                     American Century Global
                                          Investment Management, Inc.
----------------------------------------------------------------------------
Seeks long-term capital growth.           American Century Investment
                                          Management, Inc.
----------------------------------------------------------------------------
Seeks long-term capital growth.           American Century Investment
Income is a secondary objective.          Management, Inc.
----------------------------------------------------------------------------
Pursues long-term total return using a    American Century Investment
strategy that seeks to protect against    Management, Inc.
U.S. inflation.
----------------------------------------------------------------------------
Seeks capital appreciation, and           BlackRock Advisors, LLC
secondarily, income.                      (subadvised by BlackRock
                   Investment Management, LLC)
----------------------------------------------------------------------------
Seeks high total investment return.       BlackRock Advisors, LLC
         (subadvised by BlackRock
                                          Investment Management, LLC and
                                          BlackRock Asset Management U.K.
                                          Limited)
----------------------------------------------------------------------------
Seeks long-term capital growth.           BlackRock Advisors, LLC
         (subadvised by BlackRock
                                          Investment Management, LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.        BlackRock Advisors, LLC
         (subadvised by BlackRock
                                          Investment Management, LLC)
----------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Advisors,
capital.                                  LLC (subadvised by Marsico Capital
                   Management, LLC)
----------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Advisors,
capital.                                  LLC (subadvised by Marsico Capital
         Management, LLC)
----------------------------------------------------------------------------
Seeks investment returns that are         The Dreyfus Corporation
greater than the total return
performance of publicly traded
common stocks of medium-size
domestic companies in the aggregate
as represented by the Standard &
Poor's 400 MidCap Index.
----------------------------------------------------------------------------
Seeks as high a level of current income   The Dreyfus Corporation
as is consistent with the preservation of
capital./1/
----------------------------------------------------------------------------
Seeks capital growth, with current        The Dreyfus Corporation
income as a secondary objective.

----------------------------------------------------------------------------

                    /1/ An investment in the portfolio is not insured or
                        guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.


                       Subaccount Investing In                      Investment Objective
                       ----------------------------------------------------------------------------
DWS VARIABLE SERIES II DWS Dreman High Return Equity      Seeks to achieve a high rate of total
                       VIP -- Class B Shares              return.

                       ----------------------------------------------------------------------------
                       DWS Dreman Small Mid Cap           Seeks long-term capital appreciation.
                       Value VIP -- Class B Shares

                       ----------------------------------------------------------------------------
                       DWS Technology VIP -- Class B      Seeks growth of capital.
                       Shares
                       ----------------------------------------------------------------------------
EATON VANCE VARIABLE   VT Floating-Rate Income Fund       To provide a high level of current
TRUST                                                     income.
                       ----------------------------------------------------------------------------
                       VT Worldwide Health Sciences       Seeks long-term capital growth by
                       Fund                               investing in a worldwide and
                                                          diversified portfolio of health sciences
                                                          companies.
                       ----------------------------------------------------------------------------
EVERGREEN VARIABLE     Evergreen VA Omega Fund --         Seeks long term capital growth.
ANNUITY TRUST          Class 2
                       ----------------------------------------------------------------------------
FEDERATED INSURANCE    Federated High Income Bond         Seeks high current income by
SERIES                 Fund II -- Service Class           investing in lower-rated corporate debt
                                                          obligations, commonly referred to as
                                                          "junk bonds."
                       ----------------------------------------------------------------------------
                       Federated Kaufmann Fund II --      Seeks capital appreciation.
                       Service Shares


                       ----------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP Balanced Portfolio --  Service Seeks income and capital growth
INSURANCE PRODUCTS     Class 2                            consistent with reasonable risk.
FUND










                       ----------------------------------------------------------------------------
                       VIP Contrafund(R) Portfolio --     Seeks long-term capital appreciation.
                       Service Class 2

                       ----------------------------------------------------------------------------
                       VIP Dynamic Capital Appreciation   Seeks capital appreciation.
                       Portfolio -- Service Class 2

                       ----------------------------------------------------------------------------
                       VIP Equity-Income Portfolio --     Seeks reasonable income. The fund
                       Service Class 2                    will also consider the potential for
                                                          capital appreciation. The fund's goal is
                                                          to achieve a yield which exceeds the
                                                          composite yield on the securities
                                                          comprising the Standard & Poor's
                                                          500/SM/ Index (S&P 500(R)).
                       ----------------------------------------------------------------------------


                                            Adviser (and Sub-Adviser(s),
          Investment Objective                     as applicable)
----------------------------------------------------------------------------
Seeks to achieve a high rate of total    Deutsche Asset Management
return.                                  Americas Inc (subadvised by
                                         Dreman Value Management L.L.C.)
----------------------------------------------------------------------------
Seeks long-term capital appreciation.    Deutsche Asset Management
       Americas Inc (subadvised by
                                         Dreman Value Management L.L.C.)
----------------------------------------------------------------------------
Seeks growth of capital.                 Deutsche Asset Management
       Americas Inc
----------------------------------------------------------------------------
To provide a high level of current       Eaton Vance Management
income.
----------------------------------------------------------------------------
Seeks long-term capital growth by        OrbiMed Advisors, LLC
investing in a worldwide and
diversified portfolio of health sciences
companies.
----------------------------------------------------------------------------
Seeks long term capital growth.          Evergreen Investment Management
 Company, LLC
----------------------------------------------------------------------------
Seeks high current income by             Federated Investment Management
investing in lower-rated corporate debt  Company
obligations, commonly referred to as
"junk bonds."
----------------------------------------------------------------------------
Seeks capital appreciation.              Federated Equity Management
       Company of Pennsylvania
                                         (subadvised by Federated Global
                                         Investment Management Corp.)
----------------------------------------------------------------------------
Seeks income and capital growth          Fidelity Management & Research
consistent with reasonable risk.         Company (FMR) (subadvised by
                   Fidelity Investments Money
                                         Management, Inc. (FIMM), FMR
                                         Co., Inc. (FMRC), Fidelity Research
                                         & Analysis Company (FRAC),
                                         Fidelity Management & Research
                                         (U.K.) Inc. (FMR U.K.), Fidelity
                                         International Investment Advisors
                                         (FIIA), Fidelity International
                                         Investment Advisors (U.K.) Limited
                                         (FIIA(U.K.)L), and Fidelity
                                         Investments Japan Limited (FIJ))
----------------------------------------------------------------------------
Seeks long-term capital appreciation.    FMR (subadvised by FMRC, FRAC,
       FMR U.K., FIIA, FIIA(U.K.)L, and
                                         FIJ)
----------------------------------------------------------------------------
Seeks capital appreciation.              FMR (subadvised by FMRC, FRAC,
       FMR U.K., FIIA, FIIA(U.K.)L, and
                                         FIJ)
----------------------------------------------------------------------------
Seeks reasonable income. The fund        FMR (subadvised by FMRC, FRAC,
will also consider the potential for     FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index (S&P 500(R)).
----------------------------------------------------------------------------

                                                                                                 Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                     Investment Objective                     as applicable)
                   -------------------------------------------------------------------------------------------------------------
                   VIP Growth Portfolio --           Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
                   Service Class 2                                                             FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                               FIJ)
                   -------------------------------------------------------------------------------------------------------------
                   VIP Growth & Income               Seeks high total return through a         FMR (subadvised by FMRC, FRAC,
                   Portfolio -- Service Class 2      combination of current income and         FMR U.K., FIIA, FIIA(U.K.)L, and
                                                     capital appreciation.                     FIJ)
                   -------------------------------------------------------------------------------------------------------------
                   VIP Investment Grade Bond         Seeks as high a level of current income   FMR (subadvised by FIMM, FRAC,
                   Portfolio -- Service Class 2      as is consistent with the preservation of FIIA and FIIA(U.K.)L)
                                                     capital.
                   -------------------------------------------------------------------------------------------------------------
                   VIP Mid Cap Portfolio --          Seeks long-term growth of capital.        FMR (subadvised by FMRC, FRAC,
                   Service Class 2                                                             FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                               FIJ)
                   -------------------------------------------------------------------------------------------------------------
                   VIP Value Strategies Portfolio -- Seeks capital appreciation.               FMR (subadvised by FMRC, FRAC,
                   Service Class 2                                                             FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                               FIJ)
                   -------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Income Securities        Seeks to maximize income while            Franklin Advisers, Inc.
VARIABLE INSURANCE Fund -- Class 2 Shares            maintaining prospects for capital
PRODUCTS TRUST                                       appreciation. The fund normally
                                                     invests in both equity and debt
                                                     securities. The fund seeks income by
                                                     investing in corporate, foreign and
                                                     U.S. Treasury bonds as well as stocks
                                                     with dividend yields the manager
                                                     believes are attractive.
                   -------------------------------------------------------------------------------------------------------------
                   Franklin Large Cap Growth         Seeks capital appreciation. The fund      Franklin Advisers, Inc.
                   Securities Fund -- Class 2 Shares normally invests at least 80% of its net assets in investments of large
                                                     capitalization companies and normally
                                                     invests predominantly in equity
                                                     securities.
                   -------------------------------------------------------------------------------------------------------------
                   Franklin Templeton VIP Founding   Seeks capital appreciation, with          Franklin Templeton Services, LLC
                   Funds Allocation Fund -- Class 2  income as a secondary goal. The fund      (the fund's administrator)
                   Shares/1/                         normally invests equal portions in
                                                     Class 1 shares of Franklin Income
                                                     Securities Fund; Mutual Shares
                                                     Securities Fund; and Templeton
                                                     Growth Securities Fund.
                   -------------------------------------------------------------------------------------------------------------
                   Mutual Shares Securities Fund --  Seeks capital appreciation, with          Franklin Mutual Advisers, LLC
                   Class 2 Shares                    income as a secondary goal. The fund
                                                     normally invests primarily in U.S. and
                                                     foreign equity securities that the
                                                     manager believes are undervalued. The
                                                     fund also invests, to a lesser extent in
                                                     risk arbitrage securities and distressed
                                                     companies.
                   -------------------------------------------------------------------------------------------------------------
                   Templeton Foreign Securities      Seeks long-term capital growth. The       Templeton Investment Counsel, LLC
                   Fund -- Class 2 Shares            fund normally invests at least 80% of
                                                     its net assets in investments of issuers
                                                     located outside the U.S., including
                                                     those in emerging markets, and
                                                     normally invests predominantly in
                                                     equity securities.
                   -------------------------------------------------------------------------------------------------------------

                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this fund.

                                                                                            Adviser (and Sub-Adviser(s),
               Subaccount Investing In                     Investment Objective                    as applicable)
               ------------------------------------------------------------------------------------------------------------
               Templeton Global Asset Allocation Seeks high total return. The fund        Templeton Investment Counsel, LLC
               Fund -- Class 2 Shares            normally invests in equity securities of
                                                 companies of any country, debt
                                                 securities of companies and
                                                 governments of any country, and in
                                                 money market securities. The fund
                                                 normally invests substantially to
                                                 primarily in equity securities.
               ------------------------------------------------------------------------------------------------------------
               Templeton Growth Securities       Seeks long-term capital growth. The      Templeton Global Advisors Limited
               Fund -- Class 2 Shares            fund normally invests primarily in
                                                 equity securities of companies located
                                                 anywhere in the world, including those
                                                 in the U.S. and in emerging markets.
               ------------------------------------------------------------------------------------------------------------
GE INVESTMENTS Core Value Equity Fund --         Seeks long-term growth of capital and    GE Asset Management Incorporated
FUNDS, INC.    Class 1 Shares (formerly, Value   future income.
               Equity Fund)
               ------------------------------------------------------------------------------------------------------------
               Income Fund -- Class 1 Shares     Seeks maximum income consistent          GE Asset Management Incorporated
                                                 with prudent investment management
                                                 and the preservation of capital.
               ------------------------------------------------------------------------------------------------------------
               Mid-Cap Equity Fund --            Seeks long-term growth of capital and    GE Asset Management Incorporated
               Class 1 Shares                    future income.
               ------------------------------------------------------------------------------------------------------------
               Money Market Fund/1/              Seeks a high level of current income     GE Asset Management Incorporated
                                                 consistent with the preservation of
                                                 capital and the maintenance of
                                                 liquidity.
               ------------------------------------------------------------------------------------------------------------
               Premier Growth Equity Fund --     Seeks long-term growth of capital and    GE Asset Management Incorporated
               Class 1 Shares                    future income rather than current
                                                 income.
               ------------------------------------------------------------------------------------------------------------
               Real Estate Securities Fund --    Seeks maximum total return through       GE Asset Management Incorporated
               Class 1 Shares                    current income and capital               (subadvised by Urdang Securities
                                                 appreciation.                            Management, Inc.)
               ------------------------------------------------------------------------------------------------------------



                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.


                   Subaccount Investing In                      Investment Objective
                   -----------------------------------------------------------------------------
                   S&P 500(R) Index Fund/1/          Seeks growth of capital and
                                                     accumulation of income that
                                                     corresponds to the investment return of
                                                     S&P's 500 Composite Stock Index.
                   -----------------------------------------------------------------------------
                   Small-Cap Equity Fund -- Class 1  Seeks long-term growth of capital.
                   Shares

                   -----------------------------------------------------------------------------
                   Total Return Fund -- Class 3      Seeks the highest total return,
                   Shares/2/                         composed of current income and
                                                     capital appreciation, as is consistent
                                                     with prudent investment risk.
                   -----------------------------------------------------------------------------
                   U.S. Equity Fund -- Class 1       Seeks long-term growth of capital.
                   Shares
                   -----------------------------------------------------------------------------
JANUS ASPEN SERIES Balanced Portfolio -- Service     Seeks long-term capital growth,
                   Shares                            consistent with preservation of capital
                                                     and balanced by current income.
                   -----------------------------------------------------------------------------
                   Forty Portfolio -- Service Shares A non-diversified portfolio/3/ that seeks long-term growth of capital.
                   -----------------------------------------------------------------------------
JPMORGAN INSURANCE JPMorgan Insurance Trust          Seeks to provide total return while
TRUST              Balanced Portfolio -- Class 1     preserving capital.

                   -----------------------------------------------------------------------------
                   JPMorgan Insurance Trust Core     Seeks to maximize total return by
                   Bond Portfolio -- Class 1         investing primarily in a diversified
                                                     portfolio of intermediate- and long-
                                                     term debt securities.
                   -----------------------------------------------------------------------------
                   JPMorgan Insurance Trust          Seeks to provide high total return from
                   Diversified Equity Portfolio  --  a portfolio of selected equity securities.
                   Class 1
                   -----------------------------------------------------------------------------
                   JPMorgan Insurance Trust          Seeks growth of capital and,
                   Diversified Mid Cap Portfolio  -- secondarily, current income by
                   Class 1                           investing primarily in equity securities.
                   -----------------------------------------------------------------------------
                   JPMorgan Insurance Trust Equity   Seeks investment results that
                   Index Portfolio  --  Class 1      correspond to the aggregate price and
                                                     dividend performance of securities in
                                                     the Standard & Poor's 500 Composite
                                                     Stock Price Index (S&P 500 Index).
                   -----------------------------------------------------------------------------
                   JPMorgan Insurance Trust          Seeks a high level of current income
                   Government Bond Portfolio  --     with liquidity and safety of principal.
                   Class 1
                   -----------------------------------------------------------------------------
                   JPMorgan Insurance Trust          Seeks to provide long-term capital
                   Intrepid Growth Portfolio  --     growth.
                   Class 1
                   -----------------------------------------------------------------------------


                                               Adviser (and Sub-Adviser(s),
           Investment Objective                       as applicable)
-------------------------------------------------------------------------------
Seeks growth of capital and                GE Asset Management Incorporated
accumulation of income that                (subadvised by SSgA Funds
corresponds to the investment return of    Management, Inc.)
S&P's 500 Composite Stock Index.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
          (subadvised by Palisade Capital
                                           Management, L.L.C.)
-------------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and
capital appreciation, as is consistent
with prudent investment risk.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

-------------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
-------------------------------------------------------------------------------
A non-diversified portfolio/3/ that seeks  Janus Capital Management LLC long-term growth of capital.
-------------------------------------------------------------------------------
Seeks to provide total return while        JPMorgan Investment Advisors Inc,
preserving capital.                        an indirect, wholly-owned subsidiary
                                           of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
Seeks to maximize total return by          JPMorgan Investment Advisors Inc,
investing primarily in a diversified       an indirect, wholly-owned subsidiary
portfolio of intermediate- and long-       of JPMorgan Chase & Co.
term debt securities.
-------------------------------------------------------------------------------
Seeks to provide high total return from    JPMorgan Investment Advisors Inc,
a portfolio of selected equity securities. an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
Seeks growth of capital and,               JPMorgan Investment Advisors Inc,
secondarily, current income by             an indirect, wholly-owned subsidiary
investing primarily in equity securities.  of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
Seeks investment results that              JPMorgan Investment Advisors Inc,
correspond to the aggregate price and      an indirect, wholly-owned subsidiary
dividend performance of securities in      of JPMorgan Chase & Co.
the Standard & Poor's 500 Composite
Stock Price Index (S&P 500 Index).
-------------------------------------------------------------------------------
Seeks a high level of current income       JPMorgan Investment Advisors Inc,
with liquidity and safety of principal.    an indirect, wholly-owned subsidiary
          of JPMorgan Chase & Co.
-------------------------------------------------------------------------------
Seeks to provide long-term capital         JPMorgan Investment Advisors Inc,
growth.                                    an indirect, wholly-owned subsidiary
          of JPMorgan Chase & Co.
-------------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                    /2/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                    /3/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                      Subaccount Investing In                      Investment Objective
                      -----------------------------------------------------------------------------
                      JPMorgan Insurance Trust           Seeks long-term capital growth by
                      Intrepid Mid Cap Portfolio  --     investing primarily in equity securities
                      Class 1                            of companies with intermediate
                                                         capitalizations.
                      -----------------------------------------------------------------------------
LEGG MASON PARTNERS   Legg Mason Partners Variable       Seeks capital appreciation. This
VARIABLE EQUITY TRUST Aggressive Growth Portfolio --     objective may be changed without
                      Class II                           shareholder approval.
                      -----------------------------------------------------------------------------
                      Legg Mason Partners Variable       Seeks long-term capital growth with
                      Fundamental Value Portfolio --     income as a secondary consideration.
                      Class I                            This objective may be changed without
                                                         shareholder approval.
                      -----------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) Investors Growth Stock      The fund's investment objective is to
INSURANCE TRUST       Series -- Service Class Shares     seek capital appreciation. The fund's
                                                         objective may be changed without
                                                         shareholder approval.
                      -----------------------------------------------------------------------------
                      MFS(R) Investors Trust Series --   The fund's investment objective is to
                      Service Class Shares               seek capital appreciation. The fund's
                                                         objective may be changed without
                                                         shareholder approval.
                      -----------------------------------------------------------------------------
                      MFS(R) Strategic Income Series --  The fund's investment objective is to
                      Service Class Shares               seek total return with an emphasis on
                                                         high current income, but also
                                                         considering capital appreciation. The
                                                         fund's objective may be changed
                                                         without shareholder approval.
                      -----------------------------------------------------------------------------
                      MFS(R) Total Return Series --      The fund's investment objective is to
                      Service Class Shares               seek total return. The fund's objective
                                                         may be changed without shareholder
                                                         approval.
                      -----------------------------------------------------------------------------
                      MFS(R) Utilities Series -- Service The fund's investment objective is to
                      Class Shares                       seek total return. The fund's objective
                                                         may be changed without shareholder
                                                         approval.
                      -----------------------------------------------------------------------------
OPPENHEIMER VARIABLE  Oppenheimer Balanced Fund/         Seeks a high total investment return,
ACCOUNT FUNDS         VA -- Service Shares               which includes current income and
                                                         capital appreciation in the value of its
                                                         shares.
                      -----------------------------------------------------------------------------
                      Oppenheimer Capital                Seeks capital appreciation by investing
                      Appreciation Fund/VA -- Service    in securities of well-known established
                      Shares                             companies.
                      -----------------------------------------------------------------------------
                      Oppenheimer Global Securities      Seeks long-term capital appreciation
                      Fund/VA -- Service Shares          by investing a substantial portion of its
                                                         assets in securities of foreign issuers,
                                                         "growth-type" companies, cyclical
                                                         industries and special situations that
                                                         are considered to have appreciation
                                                         possibilities.
                      -----------------------------------------------------------------------------
                      Oppenheimer Main Street Fund/      Seeks high total return (which includes
                      VA -- Service Shares               growth in the value of its shares as
                                                         well as current income) from equity
                                                         and debt securities.
                      -----------------------------------------------------------------------------
                      Oppenheimer Main Street Small      Seeks capital appreciation.
                      Cap Fund/VA -- Service Shares
                      -----------------------------------------------------------------------------


                                              Adviser (and Sub-Adviser(s),
          Investment Objective                       as applicable)
------------------------------------------------------------------------------
Seeks long-term capital growth by         JPMorgan Investment Advisors Inc,
investing primarily in equity securities  an indirect, wholly-owned subsidiary
of companies with intermediate            of JPMorgan Chase & Co.
capitalizations.
------------------------------------------------------------------------------
Seeks capital appreciation. This          Legg Mason Partners Fund Advisor,
objective may be changed without          LLC (subadvised by ClearBridge
shareholder approval.                     Advisors, LLC)
------------------------------------------------------------------------------
Seeks long-term capital growth with       Legg Mason Partners Fund Advisor,
income as a secondary consideration.      LLC (subadvised by ClearBridge
This objective may be changed without     Advisors, LLC)
shareholder approval.
------------------------------------------------------------------------------
The fund's investment objective is to     Massachusetts Financial Services
seek capital appreciation. The fund's     Company
objective may be changed without
shareholder approval.
------------------------------------------------------------------------------
The fund's investment objective is to     Massachusetts Financial Services
seek capital appreciation. The fund's     Company
objective may be changed without
shareholder approval.
------------------------------------------------------------------------------
The fund's investment objective is to     Massachusetts Financial Services
seek total return with an emphasis on     Company
high current income, but also
considering capital appreciation. The
fund's objective may be changed
without shareholder approval.
------------------------------------------------------------------------------
The fund's investment objective is to     Massachusetts Financial
seek total return. The fund's objective   Services Company
may be changed without shareholder
approval.
------------------------------------------------------------------------------
The fund's investment objective is to     Massachusetts Financial Services
seek total return. The fund's objective   Company
may be changed without shareholder
approval.
------------------------------------------------------------------------------
Seeks a high total investment return,     OppenheimerFunds, Inc.
which includes current income and
capital appreciation in the value of its
shares.
------------------------------------------------------------------------------
Seeks capital appreciation by investing   OppenheimerFunds, Inc.
in securities of well-known established
companies.
------------------------------------------------------------------------------
Seeks long-term capital appreciation      OppenheimerFunds, Inc.
by investing a substantial portion of its
assets in securities of foreign issuers,
"growth-type" companies, cyclical
industries and special situations that
are considered to have appreciation
possibilities.
------------------------------------------------------------------------------
Seeks high total return (which includes   OppenheimerFunds, Inc.
growth in the value of its shares as
well as current income) from equity
and debt securities.
------------------------------------------------------------------------------
Seeks capital appreciation.               OppenheimerFunds, Inc.

------------------------------------------------------------------------------


                      Subaccount Investing In                    Investment Objective
                      --------------------------------------------------------------------------
                      Oppenheimer MidCap                Seeks capital appreciation by investing
                      Fund/VA --  Service Shares        in "growth type" companies.
                      --------------------------------------------------------------------------
PIMCO VARIABLE        All Asset Portfolio -- Advisor    Seeks maximum real return consistent
INSURANCE TRUST       Class Shares                      with preservation of real capital and
                                                        prudent investment management.
                      --------------------------------------------------------------------------
                      High Yield Portfolio --           Seeks maximum total return,
                      Administrative Class Shares       consistent with preservation of capital
                                                        and prudent investment management.
                                                        Invests at least 80% of its assets in a
                                                        diversified portfolio of high yield
                                                        securities ("junk bonds") rated below
                                                        investment grade but rated at least Caa
                                                        by Moody's or CCC by S&P, or, if
                                                        unrated, determined by PIMCO to be
                                                        of comparable quality, subject to a
                                                        maximum of 5% of its total assets in
                                                        securities rated Caa by Moody's or
                                                        CCC by S&P, or, if unrated,
                                                        determined by PIMCO to be of
                                                        comparable quality.
                      --------------------------------------------------------------------------
                      Long-Term U.S. Government         Seeks maximum total return,
                      Portfolio -- Administrative Class consistent with preservation of capital
                      Shares                            and prudent investment management.
                      --------------------------------------------------------------------------
                      Low Duration Portfolio --         Seeks maximum total return,
                      Administrative Class Shares       consistent with preservation of capital
                                                        and prudent investment management.
                      --------------------------------------------------------------------------
                      Total Return Portfolio --         Seeks maximum total return,
                      Administrative Class Shares       consistent with preservation of capital
                                                        and prudent investment management.
                      --------------------------------------------------------------------------
THE PRUDENTIAL SERIES Jennison Portfolio -- Class II    Seeks long-term growth of capital.
FUND                  Shares

                      --------------------------------------------------------------------------
                      Jennison 20/20 Focus Portfolio -- Seeks long-term growth of capital.
                      Class II Shares

                      --------------------------------------------------------------------------
                      Natural Resources Portfolio --    Seeks long-term growth of capital.
                      Class II Shares

                      --------------------------------------------------------------------------
RYDEX VARIABLE        NASDAQ-100(R) Fund (formerly,     Seeks to provide investment results
TRUST                 OTC Fund)/1/                      that correspond to a benchmark for
                                                        over-the-counter securities. The fund's
                                                        current benchmark is the NASDAQ
                                                        100 Index(TM).
                      --------------------------------------------------------------------------
THE UNIVERSAL         Equity and Income Portfolio --    Seeks both capital appreciation and
INSTITUTIONAL FUNDS,  Class II Shares                   current income.
INC.
                      --------------------------------------------------------------------------
VAN KAMPEN LIFE       Comstock Portfolio -- Class II    Seeks capital growth and income
INVESTMENT TRUST      Shares                            through investments in equity
                                                        securities, including common stocks,
                                                        preferred stocks and securities
                                                        convertible into common and preferred
                                                        stocks.
                      --------------------------------------------------------------------------


                                           Adviser (and Sub-Adviser(s),
         Investment Objective                     as applicable)
--------------------------------------------------------------------------
Seeks capital appreciation by investing OppenheimerFunds, Inc.
in "growth type" companies.
--------------------------------------------------------------------------
Seeks maximum real return consistent    Pacific Investment Management
with preservation of real capital and   Company LLC
prudent investment management.
--------------------------------------------------------------------------
Seeks maximum total return,             Pacific Investment Management
consistent with preservation of capital Company LLC
and prudent investment management.
Invests at least 80% of its assets in a
diversified portfolio of high yield
securities ("junk bonds") rated below
investment grade but rated at least Caa
by Moody's or CCC by S&P, or, if
unrated, determined by PIMCO to be
of comparable quality, subject to a
maximum of 5% of its total assets in
securities rated Caa by Moody's or
CCC by S&P, or, if unrated,
determined by PIMCO to be of
comparable quality.
--------------------------------------------------------------------------
Seeks maximum total return,             Pacific Investment Management
consistent with preservation of capital Company LLC
and prudent investment management.
--------------------------------------------------------------------------
Seeks maximum total return,             Pacific Investment Management
consistent with preservation of capital Company LLC
and prudent investment management.
--------------------------------------------------------------------------
Seeks maximum total return,             Pacific Investment Management
consistent with preservation of capital Company LLC
and prudent investment management.
--------------------------------------------------------------------------
Seeks long-term growth of capital.      Prudential Investments LLC
 (subadvised by Jennison Associates
                                        LLC)
--------------------------------------------------------------------------
Seeks long-term growth of capital.      Prudential Investments LLC
       (subadvised by Jennison Associates
                                        LLC)
--------------------------------------------------------------------------
Seeks long-term growth of capital.      Prudential Investments LLC
       (subadvised by Jennison Associates
                                        LLC)
--------------------------------------------------------------------------
Seeks to provide investment results     Rydex Investments
that correspond to a benchmark for
over-the-counter securities. The fund's
current benchmark is the NASDAQ
100 Index(TM).
--------------------------------------------------------------------------
Seeks both capital appreciation and     Morgan Stanley Investment
current income.                         Management Inc.

--------------------------------------------------------------------------
Seeks capital growth and income         Van Kampen Asset Management
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
--------------------------------------------------------------------------




                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:


                                                                                        Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                  Investment Objective               as applicable)
                   -------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES International Growth Portfolio -- Seeks long-term growth of capital. Janus Capital Management LLC
                   Service Shares
                   -------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2003:


                                                                                            Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                    Investment Objective                 as applicable)
                   ------------------------------------------------------------------------------------------------------
DREYFUS            The Dreyfus Socially Responsible  Seeks capital growth, with current     The Dreyfus Corporation
                   Growth Fund, Inc. -- Initial      income as a secondary objective.
                   Shares
                   ------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES Global Life Sciences Portfolio -- Seeks long-term growth of capital.     Janus Capital Management LLC
                   Service Shares
                   ------------------------------------------------------------------------------------------------------
                   Global Technology Portfolio --    Seeks long-term growth of capital.     Janus Capital Management LLC
                   Service Shares
                   ------------------------------------------------------------------------------------------------------
                   Large Cap Growth Portfolio --     Seeks long-term growth of capital in a Janus Capital Management LLC
                   Service Shares                    manner consistent with preservation of
                                                     capital.
                   ------------------------------------------------------------------------------------------------------
                   Mid Cap Growth Portfolio --       Seeks long-term growth of capital.     Janus Capital Management LLC
                   Service Shares
                   ------------------------------------------------------------------------------------------------------
                   Worldwide Growth Portfolio --     Seeks long-term growth of capital in a Janus Capital Management LLC
                   Service Shares                    manner consistent with preservation of
                                                     capital.
                   ------------------------------------------------------------------------------------------------------
PIMCO VARIABLE     Foreign Bond Portfolio (U.S.      Seeks maximum total return consistent  Pacific Investment Management
INSURANCE TRUST    Dollar Hedged) -- Administrative  with the preservation of capital and   Company LLC
                   Class Shares                      prudent investment management.
                   ------------------------------------------------------------------------------------------------------


The following Portfolios are not available to contracts issued on or after May 1, 2006:


                                                                                                Adviser (and Sub-Adviser(s),
                       Subaccount Investing In                Investment Objective                     as applicable)
                       ---------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP Asset Manager/SM/         Seeks to obtain high total return with  Fidelity Management & Research
INSURANCE PRODUCTS     Portfolios -- Service Class 2 reduced risk over the long-term by      Company (FMR) (subadvised by
FUND                                                 allocating its assets among stocks,     Fidelity Investments Money
                                                     bonds, and short-term instruments.      Management, Inc. (FIMM), FMR
                                                                                             Co., Inc. (FMRC), Fidelity Research
                                                                                             & Analysis Company (FRAC),
                                                                                             Fidelity Management & Research
                                                                                             (U.K.) Inc. (FMR U.K.), Fidelity
                                                                                             International Investment Advisors
                                                                                             (FIIA), Fidelity International
                                                                                             Investment Advisors (U.K.) Limited
                                                                                             (FIIA(U.K.)L), and Fidelity
                                                                                             Investments Japan Limited (FIJ))
                       ---------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE Goldman Sachs Mid Cap Value   Seeks long-term capital appreciation.   Goldman Sachs Asset Management,
INSURANCE TRUST        Fund                                                                  L.P.
                       ---------------------------------------------------------------------------------------------------------
JPMORGAN SERIES        JPMorgan Bond Portfolio       Seeks high total return consistent with J.P. Morgan Investment
TRUST II                                             moderate risk of capital and            Management, Inc., an indirect,
                                                     maintenance of liquidity.               wholly-owned subsidiary of
                                                                                             JPMorgan Chase & Co.
                       ---------------------------------------------------------------------------------------------------------
                       JPMorgan International Equity Seeks to provide high total return from J.P. Morgan Investment
                       Portfolio                     a portfolio of equity securities of     Management, Inc., an indirect,
                                                     foreign companies. Total return         wholly-owned subsidiary of
                                                     consists of capital growth and current  JPMorgan Chase & Co.
                                                     income.
                       ---------------------------------------------------------------------------------------------------------

                                                                                            Adviser (and Sub-Adviser(s),
                Subaccount Investing In                   Investment Objective                     as applicable)
                ----------------------------------------------------------------------------------------------------------
                JPMorgan Mid Cap Value         Seeks growth from capital                  J.P. Morgan Investment
                Portfolio                      appreciation.                              Management, Inc., an indirect,
                                                                                          wholly-owned subsidiary of
                                                                                          JPMorgan Chase & Co.
                ----------------------------------------------------------------------------------------------------------
                JPMorgan Small Company         Seeks to provide high total return from    J.P. Morgan Investment
                Portfolio                      a portfolio of small company stocks.       Management, Inc., an indirect,
                                                                                          wholly-owned subsidiary of
                                                                                          JPMorgan Chase & Co.
                ----------------------------------------------------------------------------------------------------------
                JPMorgan U.S. Large Cap Core   Seeks to provide high total return from    J.P. Morgan Investment
                Equity Portfolio               a portfolio of selected equity securities. Management, Inc., an indirect, wholly-owned subsidiary of
                                                                                          JPMorgan Chase & Co.
                ----------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE MFS(R) New Discovery Series -- The fund's investment objective is to      Massachusetts Financial Services
INSURANCE TRUST Service Class Shares           seek capital appreciation. The fund's      Company
                                               objective may be changed without
                                               shareholder approval.
                ----------------------------------------------------------------------------------------------------------


The following Portfolios are not available to contracts issued on or after May 1, 2007:


                                                                                              Adviser (and Sub-Adviser(s),
                      Subaccount Investing In                 Investment Objective                   as applicable)
                      -------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS   Legg Mason Partners Variable    Seeks total return (a combination of  Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST Capital and Income Portfolio -- income and long-term capital          LLC (subadvised by ClearBridge
                      Class II                        appreciation). This objective may be  Advisors, LLC, Western Asset changed without shareholder approval. Management Company Limited and
                                                                                            Western Asset Management
                                                                                            Company)
                      -------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE       Strategic Growth Portfolio --   Seeks capital appreciation.           Van Kampen Asset Management
INVESTMENT TRUST      Class II Shares
                      -------------------------------------------------------------------------------------------------------



The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after May 1, 2008:



                                                                                       Adviser (and Sub-Adviser(s),
                   Subaccount Investing In               Investment Objective                 as applicable)
                   ------------------------------------------------------------------------------------------------
XTF ADVISORS TRUST ETF 60 Portfolio -- Class II Seeks appreciation and preservation of   CCS Investment Firm, LLC
                   Shares                       capital with current income.
                   ------------------------------------------------------------------------------------------------



Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have an array of Portfolios with diverse objectives so that an investor may diversify his or her investment holdings from a conservative to an aggressive investment portfolio depending on the advice of his or her investment adviser and risk assessment. When selecting a Portfolio for our products, we also want to make sure that the Portfolio has a strong performance history in comparison with its peers and that its holdings and strategies are consistent with its objectives. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the underlying Portfolios.

We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The amount of the payments is based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided.

We will not realize a profit from payments received directly from a Portfolio, but we may realize a profit from payments received from the adviser and/or the distributor. If we do, we may use such profit for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in promoting, marketing and administering the Fund Portfolios.


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2007 ranged from 0.10% to 0.25%. The Portfolios that pay a service fee to us are:

   Eaton Vance Variable Trust:
       VT Floating-Rate Income Fund
       VT Worldwide Health Sciences Fund
   Evergreen Variable Annuity Trust:
       Evergreen VA Omega Fund -- Class 2
   GE Investments Funds, Inc.:
       Total Return Fund -- Class 1 Shares
   PIMCO Variable Insurance Trust:
       All Asset Portfolio -- Advisor Class Shares
       Foreign Bond Portfolio (U.S. Dollar Hedged) --Administrative Class Shares High Yield Portfolio -- Administrative Class Shares
       Long-Term U.S. Government Portfolio --Administrative Class Shares
       Low Duration Portfolio -- Administrative Class Shares
       Total Return Portfolio -- Administrative Class Shares
   The Prudential Series Fund:
       Jennison Portfolio -- Class II
       Jennison 20/20 Portfolio -- Class II
       Natural Resources Portfolio -- Class II

As noted above, an investment adviser or sub-adviser of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).


The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2007 ranged from 0.05% to 0.40%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., BlackRockVariable Series Funds, Inc., Columbia Funds Variable Insurance Trust I, Eaton Vance Variable Trust, Evergreen Variable Annuity Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust,
GE Investments Funds, Inc., Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, The Universal Institutional Funds, Inc., Van Kampen Life Investment Trust and XTF Advisors Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.30% of Separate Account assets invested in the particular Portfolio.


Information about the Franklin Templeton VIP Founding Funds Allocation
Fund. The Franklin Templeton VIP Founding Funds Allocation Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.


Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the

Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.


Genworth Financial Asset Management, Inc. (doing business as Genworth Financial Wealth Management, Inc.) ("GFWM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GFWM is an investment adviser that is registered under the Investment Advisers Act of 1940. As part of the Asset Allocation Program, GFWM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk.


If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing.


If you participate in the Asset Allocation Program, GFWM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models and periodic updates of the Models. On a periodic basis (generally annually), the Asset Allocation Models are updated as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFWM's role as investment adviser for the Asset Allocation Program, you may review GFWM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFWM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.


The Asset Allocation Models

There are five Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility.


Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments, and bonds and other fixed income investments. There may also be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFWM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for each of the five Models. In addition to these allocations, GFWM also conducts an optimization analysis to determine the appropriate further breakdown of asset classes for each Asset Allocation Model.

Next, after the asset class exposures are known for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. The Portfolios are selected by evaluating asset classes represented by each Portfolio and combining Portfolios to arrive at the desired asset class exposures. GFWM considers various factors in selecting the Portfolios for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. In addition, GFWM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.


Periodic Updates of Asset Allocation Models and Notices of Updates


Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to each Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.


When your Asset Allocation Model is updated, we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below).


When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you may change to a different Asset Allocation Model or reject the change.



If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFWM and GFWM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFWM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFWM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.


Selecting an Asset Allocation Model


If you elect to participate in the Asset Allocation Program, you must choose one of the five available Models for your allocations. We will not make this decision, nor will GFWM. The following paragraph provides some information you may want to consider in making this decision.


You should consult with your registered representative and/or your financial adviser on your decision regarding what Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model.


You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model at a later time. Neither we nor GFWM bear any responsibility for this decision. You may change to a different Model at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.


GFWM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFWM's affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFWM's ultimate parent, or its affiliates. GFWM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFWM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFWM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models


Information concerning the Asset Allocation Models is provided on the following pages. You should review this information carefully before selecting or changing a Model.



                         Moderately                                Moderately
   Conservative         Conservative           Moderate            Aggressive           Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS


                                                                Portfolios                                   Model A Model B
-----------------------------------------------------------------------------------------------------------------------------
Equities
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Value                Van Kampen Life Investment Trust --
                               Comstock Portfolio -- Class II Shares                                            2%      3%
                               ----------------------------------------------------------------------------------------------
                               Fidelity(R) Variable Insurance Products Fund --
                               VIP Equity-Income Portfolio -- Service Class 2                                   1%      3%
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Blend                The Prudential Series Fund --
                               Jennison 20/20 Focus Portfolio -- Class II Shares                                1%      3%
                               ----------------------------------------------------------------------------------------------
                               GE Investments Funds, Inc. -- S&P 500(R) Index Fund                              1%      2%
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth               Janus Aspen Series -- Forty Portfolio -- Service Shares                          1%      3%
                               ----------------------------------------------------------------------------------------------
                               Fidelity(R) Variable Insurance Products Fund --
                               VIP Contrafund(R) Portfolio -- Service Class 2                                   2%      4%
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                  GE Investments Funds, Inc. -- Mid-Cap Equity Fund -- Class 1 Shares              1%      1%
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                 Fidelity(R) Variable Insurance Products Fund --
                               VIP Mid Cap Portfolio -- Service Class 2                                         1%      1%
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Core                 Oppenheimer Variable Account Funds --
                               Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                      1%      2%
-----------------------------------------------------------------------------------------------------------------------------
International Value            AllianceBernstein Variable Products Series Fund, Inc. --
                               AllianceBernstein International Value Portfolio -- Class B                       5%     10%
-----------------------------------------------------------------------------------------------------------------------------
International Growth           Columbia Funds Variable Insurance Trust I --
                               Columbia Marsico International Opportunities Fund, Variable Series -- Class B    2%      4%
                               ----------------------------------------------------------------------------------------------
                               AIM Variable Insurance Funds --
                               AIM V.I. International Growth Fund -- Series II shares                           2%      4%
-----------------------------------------------------------------------------------------------------------------------------
Specialty -- Natural Resources The Prudential Series Fund -- Natural Resources Portfolio -- Class II Shares     0%      0%
-----------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                           20%     40%
-----------------------------------------------------------------------------------------------------------------------------
Fixed Income
-----------------------------------------------------------------------------------------------------------------------------
Short Term Bonds               PIMCO Variable Insurance Trust --
                               Low Duration Portfolio -- Administrative Class Shares                           48%     36%
-----------------------------------------------------------------------------------------------------------------------------
Long Term Government Bonds     PIMCO Variable Insurance Trust --
                               Long-Term U.S. Government Portfolio -- Administrative Class Shares               8%      6%
-----------------------------------------------------------------------------------------------------------------------------
Intermediate Term Bonds        PIMCO Variable Insurance Trust --
                               Total Return Portfolio -- Administrative Class Shares                            8%      6%
                               ----------------------------------------------------------------------------------------------
                               Fidelity(R) Variable Insurance Products Fund --
                               VIP Investment Grade Bond Portfolio -- Service Class 2                           8%      6%
-----------------------------------------------------------------------------------------------------------------------------
Bank Loan -- Fixed Income      Eaton Vance Variable Trust -- VT Floating-Rate Income Fund                       8%      6%
-----------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                       80%     60%
-----------------------------------------------------------------------------------------------------------------------------


                                 Portfolios                                   Model C Model D Model E
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust --
Comstock Portfolio -- Class II Shares                                            5%      6%      8%
-----------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Equity-Income Portfolio -- Service Class 2                                   4%      6%      7%
-----------------------------------------------------------------------------------------------------
The Prudential Series Fund --
Jennison 20/20 Focus Portfolio -- Class II Shares                                4%      5%      6%
-----------------------------------------------------------------------------------------------------
GE Investments Funds, Inc. -- S&P 500(R) Index Fund                              3%      5%      6%
-----------------------------------------------------------------------------------------------------
Janus Aspen Series -- Forty Portfolio -- Service Shares                          5%      7%      8%
-----------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Contrafund(R) Portfolio -- Service Class 2                                   5%      7%      9%
-----------------------------------------------------------------------------------------------------
GE Investments Funds, Inc. -- Mid-Cap Equity Fund -- Class 1 Shares              2%      2%      3%
-----------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Mid Cap Portfolio -- Service Class 2                                         2%      2%      3%
-----------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds --
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                      3%      4%      5%
-----------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc. --
AllianceBernstein International Value Portfolio -- Class B                      14%     18%     23%
-----------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I --
Columbia Marsico International Opportunities Fund, Variable Series -- Class B    6%      8%     10%
-----------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds --
AIM V.I. International Growth Fund -- Series II shares                           6%      8%     10%
-----------------------------------------------------------------------------------------------------
The Prudential Series Fund -- Natural Resources Portfolio -- Class II Shares     1%      2%      2%
-----------------------------------------------------------------------------------------------------

                                                                                60%     80%    100%
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust --
Low Duration Portfolio -- Administrative Class Shares                           24%     12%      0%
-----------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust --
Long-Term U.S. Government Portfolio -- Administrative Class Shares               4%      2%      0%
-----------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust --
Total Return Portfolio -- Administrative Class Shares                            4%      2%      0%
-----------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund --
VIP Investment Grade Bond Portfolio -- Service Class 2                           4%      2%      0%
-----------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust -- VT Floating-Rate Income Fund                       4%      2%      0%
-----------------------------------------------------------------------------------------------------

                                                                                40%     20%      0%
-----------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS


                                                         Portfolios                               Model A Model B Model C Model D
----------------------------------------------------------------------------------------------------------------------------------
Equities
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value             Franklin Templeton Variable Insurance Products Trust --
                            Mutual Shares Securities Fund -- Class 2 Shares                          2%      3%      5%      6%
                            ------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products Fund --
                            VIP Equity-Income Portfolio -- Service Class 2                           1%      3%      4%      6%
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Blend             JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1         1%      3%      4%      5%
                            ------------------------------------------------------------------------------------------------------
                            JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Equity Index Portfolio -- Class 1               1%      2%      3%      5%
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth            Fidelity Variable Insurance Products Fund --
                            VIP Contrafund Portfolio -- Service Class 2                              1%      3%      5%      7%
                            ------------------------------------------------------------------------------------------------------
                            JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1            2%      4%      5%      7%
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio -- Class 1    2%      2%      4%      4%
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Core              Oppenheimer Variable Account Funds --
                            Oppenheimer Main Street Small Cap Fund/VA -- Service Shares              1%      2%      3%      4%
----------------------------------------------------------------------------------------------------------------------------------
International Value         Franklin Templeton Variable Insurance Products Trust --
                            Templeton Foreign Securities Fund -- Class 2 Shares                      5%      9%     14%     18%
----------------------------------------------------------------------------------------------------------------------------------
International Growth        American Century Variable Portfolios, Inc. --
                            VP International Fund -- Class I                                         4%      8%     12%     16%
----------------------------------------------------------------------------------------------------------------------------------
Specialty - Real Estate     AIM Variable Insurance Funds --
                            AIM V.I. Global Real Estate Fund -- Series II shares                     0%      1%      1%      2%
----------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                20%     40%     60%     80%
----------------------------------------------------------------------------------------------------------------------------------

Fixed Income
----------------------------------------------------------------------------------------------------------------------------------
Short Term Bonds            PIMCO Variable Insurance Trust --
                            Low Duration Portfolio -- Administrative Class Shares                   44%     33%     22%     11%
----------------------------------------------------------------------------------------------------------------------------------
Government Bonds            JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Government Bond Portfolio -- Class 1           14%     10%      7%      3%
----------------------------------------------------------------------------------------------------------------------------------
Intermediate Term Bonds     JPMorgan Insurance Trust --
                            JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                 14%     11%      7%      4%
----------------------------------------------------------------------------------------------------------------------------------
Bank Loan -- Fixed Income   Eaton Vance Variable Trust --
                            VT Floating-Rate Income Fund                                             8%      6%      4%      2%
----------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                            80%     60%     40%     20%
----------------------------------------------------------------------------------------------------------------------------------


                             Portfolios                               Model E
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust --
Mutual Shares Securities Fund -- Class 2 Shares                          8%
-----------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund --
VIP Equity-Income Portfolio -- Service Class 2                           7%
-----------------------------------------------------------------------------
JPMorgan Insurance Trust --
JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1         6%
-----------------------------------------------------------------------------
JPMorgan Insurance Trust --
JPMorgan Insurance Trust Equity Index Portfolio -- Class 1               6%
-----------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund --
VIP Contrafund Portfolio -- Service Class 2                              8%
-----------------------------------------------------------------------------
JPMorgan Insurance Trust --
JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1            9%
-----------------------------------------------------------------------------
JPMorgan Insurance Trust --
JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio -- Class 1    6%
-----------------------------------------------------------------------------
Oppenheimer Variable Account Funds --
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares              5%
-----------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust --
Templeton Foreign Securities Fund -- Class 2 Shares                     23%
-----------------------------------------------------------------------------
American Century Variable Portfolios, Inc. --
VP International Fund -- Class I                                        20%
-----------------------------------------------------------------------------
AIM Variable Insurance Funds --
AIM V.I. Global Real Estate Fund -- Series II shares                     2%
-----------------------------------------------------------------------------

                                                                       100%
-----------------------------------------------------------------------------


-----------------------------------------------------------------------------
PIMCO Variable Insurance Trust --
Low Duration Portfolio -- Administrative Class Shares                    0%
-----------------------------------------------------------------------------
JPMorgan Insurance Trust --
JPMorgan Insurance Trust Government Bond Portfolio -- Class 1            0%
-----------------------------------------------------------------------------
JPMorgan Insurance Trust --
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                  0%
-----------------------------------------------------------------------------
Eaton Vance Variable Trust --
VT Floating-Rate Income Fund                                             0%
-----------------------------------------------------------------------------

                                                                         0%
-----------------------------------------------------------------------------

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments taken within the first six years, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

The surrender charge is as follows:

                     Surrender Charge
Number of Completed as a Percentage of
  Years Since We    the Surrendered or
   Received the         Withdrawn
 Purchase Payment    Purchase Payment
--------------------------------------
         0                  6%
         1                  6%
         2                  6%
         3                  6%
         4                  5%
         5                  4%
     6 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals previously taken, including surrender charges assessed;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.


In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.


Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

In addition, any partial withdrawals that are immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.50% (1.70% when either Annuitant is older than age 70 when the contract is issued) of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.35% (1.55% when either Annuitant is older than age 70 when the contract is issued). These deductions from the Separate Account are reflected in your Contract Value.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Charge for the Optional Death Benefit Rider

We charge you for expenses related to the Optional Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Optional Death Benefit Rider among your Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee

Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Optional Death Benefit Rider is equal to an annual rate of 0.25% of your Contract Value at the time of the deduction.

Charge for the Optional Enhanced Death Benefit Rider

We charge you for expenses related to the Optional Enhanced Death Benefit Rider Option, if you elect this option at the time of application, to compensate us for the increased risks and expenses associated with providing this death benefit rider. At the beginning of each contract year after the first, we deduct this charge against the average of your Contract Value at the beginning of the previous contract year and your Contract Value at the end of the previous contract year. At surrender, the charge is made against the average of your Contract Value at the beginning of the current contract year and your Contract Value at surrender. The charge at surrender will be a pro rata portion of the annual charge. We currently charge 0.20% of the average of your Contract Value, however, we reserve the right to charge up to 0.35% of the average of your Contract Value. We will allocate the charge for the Optional Enhanced Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If the assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges and Deductions

Each Portfolio incurs certain fees and expenses. To pay for these expenses, the Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio's prospectus.

In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge is at our cost with no profit to us.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

Purchase of the Contract


If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.


If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Home Office.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

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This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a Non-Qualified Contract as joint owners. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Before the Annuity Commencement Date, you may change:

  . your Annuity Commencement Date to any date at least ten years after your last purchase payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to our Home Office, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

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Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Purchase Payments


You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.


The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts. If a Non-Qualified Contract is being used to fund another deferred annuity as a Funding Annuity pursuant to an approved Annuity Cross Funding Program, the minimum additional purchase payment is $100. See the "Annuity Cross Funding Program" provision of this prospectus.

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Purchase Payments

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts plus the Guarantee Account at any one time. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Home Office.

Valuation of Accumulation Units

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if

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we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Annuity Commencement Date

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 for each transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern

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of frequent transfers between the same Portfolios within a short period of time
(i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

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Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

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In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.


Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established by the Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.


Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of

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the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30-days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the GE Investments Fund, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging Program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.


Defined Dollar Cost Averaging Program

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis


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for twelve months from the Subaccount investing in the GE Investments Funds,
Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio to an Asset Allocation Model. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.


Portfolio Rebalancing Program

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Home Office.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not assure a profit or protect against a loss.

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

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You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders and Partial Withdrawals

We will allow you to surrender your contract or to withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for an optional rider and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Please remember that partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death Benefit" provision of this prospectus.

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Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Restrictions on Distributions from Certain Contracts

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Plan, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to which Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking systematic withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free of any surrender charges under the free

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withdrawal privilege. See the "Surrender Charge" provision of this prospectus.
Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

Systematic Withdrawals (including any Systematic Withdrawal immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

There is no charge for participation in the Systematic Withdrawal program, however we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

Annuity Cross Funding Program

The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

This section of the prospectus describes a program that may permit you (if you are eligible) to purchase this contract and use it to make payments to a Scheduled Purchase Payment Variable Deferred Annuity issued by Genworth Life and Annuity Insurance Company. We refer to the program as the "Annuity Cross Funding Program" because you systematically withdraw amounts from this annuity contract (referred to as the "Funding Annuity") to make payments to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

What is the Annuity Cross Funding Program? Subject to our prior approval, you may arrange to take Systematic Withdrawals and immediately allocate that withdrawal to the Scheduled Purchase Payment Variable Deferred Annuity Contract issued by us. We will not assess surrender charges on withdrawals that are allocated to the Scheduled Purchase Payment Variable Deferred Annuity as part of the Annuity Cross Funding Program, however, such withdrawals will reduce proportionally any death benefit available. See the "Death Benefit" provision. Systematic Withdrawals that are used in conjunction with the Annuity Cross Funding Program do not count toward the limit that you may withdraw in any contract year pursuant to your free withdrawal privilege.

How does the Annuity Cross Funding Program work? To participate in the Annuity Cross Funding Program, you must satisfy certain eligibility requirements and receive our prior approval. This contract, as the Funding Annuity, must be issued on the same date as the Scheduled Purchase Payment Variable Deferred Annuity and have the same Annuity Commencement Date.

There is no charge for participating in the Annuity Cross Funding Program. The Annuity Cross Funding Program will terminate automatically when the Systematic Withdrawals from this Funding Annuity cause the Contract Value in this Funding Annuity to be less than $100. You may discontinue the Annuity Cross Funding Program at any time by notifying us in writing at our Home Office. Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under the Scheduled Purchase Payment Variable Deferred Annuity if the scheduled purchase payments are not completed under the terms of that contract. Once you discontinue participation in the Annuity Cross Funding Program, you may not reinstate it. The actual performance of this Funding Annuity may directly affect the amount of purchase payments that must be allocated to this Funding Annuity in order to make all required Scheduled Installments for the Scheduled Purchase Payment Variable Deferred Annuity Contract. If the Subaccounts of the Funding Annuity in which you have allocated assets do not perform as anticipated, it may be necessary to make additional purchase payments to either this Funding Annuity or to the Scheduled Purchase Payment Variable Deferred Annuity so that you do not lose your right to Guaranteed Minimum Income Payments under the Scheduled Purchase Payment Variable Deferred Annuity Contract.

The Scheduled Purchase Payment Variable Deferred Annuity is offered by a separate prospectus. Only variable annuity contracts issued by us or one of our affiliated companies and offered for use in an Annuity Cross Funding Program could be purchased as a Funding Annuity. The Scheduled Purchase Payment Variable Deferred Annuity Contract is not offered by this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity Contract is offered only by the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contract.

Annuity Cross Funding Program -- tax treatment of the annuity contracts. Under an Annuity Cross Funding Program we will treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity contract as non-taxable transfers within a single annuity contract for Federal tax purposes only if this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity as non-taxable transfers within a single annuity contract for Federal tax purposes may be adversely affected if certain changes are made to either contract after issue. Changing the Annuity

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Commencement Date for this Funding Annuity and the Scheduled Purchase Payment
Variable Deferred Annuity once a Cross Funding Program has begun may have adverse tax consequences, and you should consult a tax adviser before making any such change. In addition, changing the Annuity Commencement Date on this Funding Annuity may cause you to lose your rights to guaranteed minimum income payments under the terms of the Scheduled Purchase Payment Variable Deferred Annuity contract.

Both contracts must have the same owner, joint owner if any, Annuitant, and Joint Annuitant, if any. The beneficiaries need not be the same. Changing any owner, Annuitant, or beneficiary may have adverse tax consequences. You should consult a tax adviser before making such a change.

This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity we offer may also provide a return privilege. You may choose to return either this Funding Annuity, the Scheduled Purchase Payment Variable Deferred Annuity, or both contracts in accordance with the applicable return privilege. Returning either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity in accordance with the applicable return privilege without also returning the other contact may result in adverse tax consequences and you should consult a tax adviser before returning only one contract.

Transfers from the Scheduled Purchase Payment Variable Deferred Annuity to the Funding Annuity are not permitted. While surrender charges applicable to this Funding Annuity may decline over certain periods, amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity may be subject to surrender charges and/or a market value adjustment (which may be positive or negative) upon a partial withdrawal or surrender from the Scheduled Purchase Payment Variable Deferred Annuity. The surrender charge applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity may be higher than those applicable to such amounts had they remained invested in this Funding Annuity; market value adjustments applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity would not have been applicable to such amounts had they remained invested in this Funding Annuity.

If you request a partial withdrawal or surrender while participating in an Annuity Cross Funding Program, you must designate whether the partial withdrawal or surrender is to be made from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity. Surrender charges and any other applicable charges will be assessed according to the provisions of the contract from which the partial withdrawal or surrender is made and as disclosed in the prospectus for that contract. You should be aware that the tax treatment of partial withdrawals or surrenders from either this Funding Annuity contract or the Scheduled Purchase Payment Variable Deferred Annuity Contract will be affected by partial withdrawals or surrenders as well as gains or losses with respect to the other contract. You should consult a tax adviser before requesting partial withdrawals or surrenders from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity while participating in an Annuity Cross Funding Program.

Death benefits will be calculated and paid separately in accordance with the provisions of this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity as the case may be, and as disclosed in the prospectus for the respective contract.

Income payments will be calculated and paid according to the provisions of this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity (including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity Contract will be aggregated and treated as one contract for purposes of the tax treatment of such annuity payments. You should consult a tax adviser before requesting annuity payments to start under this Funding Annuity and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract and before commuting any income payments before the payment date for such payment.

This discussion of the Annuity Cross Funding Program does not attempt to address the tax and other treatment of every transaction that could be effected under this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program. You should consult a tax adviser before you purchase this contract and/or Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program.

THE DEATH BENEFIT

Death Benefit at Death of Any Annuitant Before the Annuity Commencement Date

If Any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or

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joint owner of the contract, the amount of proceeds available for the designated beneficiary is the death benefit. Upon receipt at our Home Office of due proof of an Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Optional Death Benefit; and

   (3) the Optional Enhanced Death Benefit.

We automatically provide the Basic Death Benefit to you. The Optional Death Benefit and the Optional Enhanced Death Benefit are available to you for an additional charge.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

For contracts issued on or after the later of May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at the time the contract is issued, the Basic Death Benefit equals the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant, plus any purchase payments paid since then, adjusted for any partial withdrawals (including any surrender charges and any premium tax assessed); and

   (c) purchase payments accumulated at 5% per contract year until the 80th birthday of the older Annuitant up to a maximum of 200% of purchase payments.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce the death benefit calculated under (b) and (c) proportionately by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduce your Contract Value.

If any Annuitant is age 81 or older at issue, the Basic Death Benefit, as of the date we receive due proof of death of any Annuitant, equals the greatest of:

   (a) the Contract Value as the date we receive due proof of death of any Annuitant;

   (b) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant, plus any purchase payments paid since then, adjusted for any withdrawals and any applicable premium tax; and

   (c) purchase payments less any partial withdrawals (including any surrender charges and any premium tax assessed).

We will adjust the death benefit for partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial withdrawal (including any surrender charges and any premium taxes assessed) reduces your Contract Value.

Please refer to Appendix A in this prospectus for an example of the death benefit calculation.

For contracts issued prior to May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at issue, the Basic Death Benefit equals the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) minus (2) plus (3), where

      (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant plus any purchase payments made since then

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          adjusted for any partial withdrawals (including any surrender charges and any premium tax assessed);

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death; and

   (c) the sum of (1) minus (2) plus (3), where:

      (1) is purchase payments accumulated at 5% per year and credited as of the contract anniversary until the 80th birthday of the older of any Annuitant up to a maximum of 200% of purchase payments;

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce (b)(1) and (c)(1) proportionately by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium taxes assessed) reduces your Contract Value.

If any Annuitant is older than age 80 at issue, the Basic Death Benefit is equal to the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) minus (2) plus (3), where:

      (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant plus any purchase payments made since then adjusted for any partial withdrawals and any premium tax;

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death; and

   (c) the purchase payments less any partial withdrawals.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce (b)(1) proportionally by the same percentage that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces Contract Value.

We will adjust the death benefit for partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial withdrawal (including any surrender charges and any premium tax assessed) reduce your Contract Value.

Please refer to Appendix A for an example of the Basic Death Benefit calculation.

Optional Death Benefit

The Optional Death Benefit adds an extra feature to the Basic Death Benefit. Under the Optional Death Benefit, the amount we pay as of the date we receive due proof of death of any Annuitant will be the greater of:

  .  the Basic Death Benefit; and

  . the minimum death benefit as of the date we receive due proof of death. The minimum death benefit is the value of purchase payments increased with interest at 6% per contract year up to 200% of purchase payments.

Partial withdrawals for each contract year (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) up to 6% of purchase payments, calculated at the time of each partial withdrawal, reduce the minimum death benefit by the same amount that the partial withdrawal (including any applicable surrender charge and any premium taxes assessed) reduces Contract Value.

However, once any partial withdrawal in the current or any prior contract year exceeds 6% of purchase payments made under the contract, all partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) from then on will reduce the minimum death benefit proportionately by the same percentage that the partial withdrawals (including any applicable surrender charges and any premium taxes assessed) reduce the Contract Value.

You may only elect the Optional Death Benefit when you apply for a contract. Once elected, the benefit remains in effect while your contract is in force until income payments begin, or until the contract anniversary following the date we receive your request to terminate the benefit. If we receive your request within 30 days following any contract anniversary, you may request that the benefit terminate as of that anniversary.

The Optional Death Benefit may not be available in all states or markets. In addition, to be eligible for this benefit, neither the

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Annuitant nor the Joint Annuitant (if applicable) may be older than age 75 at the time of issue, unless we approve a different age. We charge an additional amount for this benefit. We guarantee that this charge will not exceed an annual rate of 0.25% of your Contract Value at the time of deduction. See the "Charges for the Optional Death Benefit" provision of this prospectus.

Please refer to Appendix A for an example of the Optional Death Benefit calculation.

Optional Enhanced Death Benefit

The Optional Enhanced Death Benefit (which may be referred to as "Earnings Protector" in our marketing materials) adds an extra feature to our Basic Death Benefit and, if applicable, the Optional Death Benefit.

You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the Optional Enhanced Death Benefit. Currently, this amount is an annual rate of 0.20% of the average of:

   (1) the Contract Value at the beginning of the previous contract year; and

   (2) the Contract Value at the end of the previous contract year.

The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of 0.35% of the average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charges for the Optional Enhanced Death Benefit" provision.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the age of the Annuitant(s) at issue. Your optional Enhanced Death Benefit will never be less than zero.

If the Annuitant is age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) minus (b), where:

   (a) is the Contract Value as of the date we receive due proof of death; and

   (b) purchase payments paid, not previously withdrawn.

This death benefit cannot exceed 70% of purchase payments paid adjusted for partial withdrawals. Purchase payments, other than the initial purchase payment, paid within 12 months of death are not included in this calculation.

If the Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) minus (b), where:

   (a) is the Contract Value on the date we receive due proof of death; and

   (b) purchase payments paid, not previously withdrawn.

This death benefit cannot exceed 40% of purchase payments paid, adjusted for partial withdrawals. Purchase payments, other than the initial purchase payment, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) first from gain and then from purchase payments paid. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal request;

   (b) is the total of any partial withdrawals, excluding surrender charges, previously taken;

   (c) is the total of purchase payments paid; and

   (d) is the total of any gain previously withdrawn.

Please refer to Appendix A for an example of the Optional Enhanced Death Benefit calculation.

There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

  . The Optional Enhanced Death Benefit does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no Enhanced Death Benefit being payable.

  . Once you purchase the Optional Enhanced Death Benefit, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Optional Enhanced Death Benefit.

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  .  Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contracts.

When We Calculate the Death Benefit

We will calculate the Basic Death Benefit, Optional Death Benefit, and Optional Enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

Death of an Owner or Joint Owner Before the Annuity Commencement Date

In certain circumstances, Federal tax law requires that distributions be made under this contract upon the death of:

  .  an owner or joint owner; or

  . the Annuitant or Joint Annuitant (if the owner is a non-natural entity such as a trust or corporation).

At the death of any owner (or any Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owners;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution rules. Distributions required by Federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

      (1) receive the Surrender Value in a lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);

      (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining; or

      (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy.

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The following payment choice is available to designated beneficiaries of
Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.



The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 701/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.


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  .  Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.


If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, payment will be made to the designated beneficiary's estate.

Under payment choice 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when the Surrender Value is applied to provide a monthly income benefit.


Spendthrift Provision. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary cannot change the payment choice that the owner has selected. If the owner makes a payment choice for the surviving spouse, the spouse may not continue the contract in accordance with the "Distribution Rules" provision of the prospectus. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.


Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                             Amount of
     Person who died       Proceeds Paid
-----------------------------------------
Owner or Joint Owner      Surrender Value
(who is not an Annuitant)
-----------------------------------------
Owner or Joint Owner      Death Benefit
(who is an Annuitant)
-----------------------------------------
Annuitant                 Death Benefit
-----------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

Death of Owner, Joint Owner, or Annuitant On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

INCOME PAYMENTS

Income Payments and the Annuity Commencement Date

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued.

The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments to any date at least 10 years after the date of the last purchase payment and within one year of the last Annuity Commencement Date, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any time and without prior notice. Any

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consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Home Office prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. We will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum, in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract also provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would

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


result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract:

   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest, in a lump sum to the payee's estate unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If a request for redemption is received for Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

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Variable Income Payments

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

Transfers After the Annuity Commencement Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive the written transfer request at our Home Office. However, we reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

TAX MATTERS

Introduction

This part of the prospectus discusses the Federal income tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

Tax deferral on earnings. The Federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

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  .  the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's purchase payments and earnings. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

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In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of Cross Funded Annuity Contracts. You may authorize partial withdrawals from this annuity to be applied to satisfy the scheduled installments into the Scheduled Purchase Payment Variable Deferred Annuity. In that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002 (PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

   (1) this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be aggregated and treated as a single annuity contract for tax purposes;

   (2) amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single variable deferred annuity contract;

   (3) if amounts are distributed from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity before the Annuity Commencement Date, such amounts will be taxed to the extent there is any aggregate gain in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity; and

   (4) distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity beginning on the Annuity Commencement Date will be aggregated and taxed on a pro rata basis.

A portion of each aggregate distribution on or after the Annuity Commencement Date will be treated as a non-taxable return of the aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity has been recovered. After that, all distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be fully taxable.

For Non-Qualified Contracts, if the Annuity Commencement Date of this Funding Annuity is changed so that this annuity and the Scheduled Purchase Payment Variable Deferred Annuity have different Annuity Commencement Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

Except as otherwise required by law, transfers of assets between contracts with different Annuity Commencement Dates and different withdrawals of assets from such contracts will be treated as taxable withdrawals, with gain determined on an aggregate basis in accordance with Code Section 72(e)(11).

Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or Joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed in the same manner as an income payment if received under an Optional Payment Plan.

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  .  If not received under an Optional Payment Plan, the death benefit is taxed in the same manner as a surrender or a partial withdrawal, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date.

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, transfers among the Subaccounts may result in payments not qualifying for this exception.

Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract for certain purposes;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

Section 1035 Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

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Types of Qualified Contracts.  The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 591/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.


  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan.


Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax

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or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions.


The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.


It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

The Federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include

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amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting the rollover of your after-tax contributions. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.


Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require Federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.


Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.


Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The IRS recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. -- source income that is generally subject to United States Federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under Federal tax law.


Changes in the
Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or


   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draftbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.


We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS


We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 WestBroad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.)

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.



Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.


We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm ("selling firms"), that employs the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of Contract Value. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.


During 2007, 2006 and 2005, $140.1 million, $110.5 million and $62.0 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2007, 2006 and 2005, no underwriting commissions were paid to Capital Brokerage Corporation. Although neither we nor Capital Brokerage Corporation anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.


ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you previously made. In certain states, you may have more than 10 days to return the contract for a refund.

State Regulation

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a

Subaccount to which you have allocated assets, as required by the 1940 Act. In addition you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.


Legal Proceedings

We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. We are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments , settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the board of directors may cause the Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.



Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

The Death Benefit

The example of the Basic Death Benefit is for contracts issued on or after May 15, 2001 or the date on which state insurance authorities approve applicable state modifications.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

                             Purchase
                             Payments
Annuitant's End of Contract Accumulated     Basic
    Age      Year   Value      at 5%    Death Benefit
-----------------------------------------------------
    76        1    $103,000  $105,000     $105,000
    77        2     110,000   110,250      110,250
    78        3      80,000   115,763      115,763
    79        4     120,000   121,551      121,551
    80        5     130,000   127,628      130,000
    81        6     150,000   127,628      150,000
    82        7     160,000   127,628      160,000
    83        8     130,000   127,628      130,000
-----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:


        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/08 $10,000  $10,000     $10,000
3/31/16           20,000      20,000
3/31/17           14,000      10,000
---------------------------------------



If a partial withdrawal of $7,000 is made on March 31, 2017, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000).


This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that both the Annuitant and Joint Annuitant are younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

The example of the Basic Death Benefit is for contracts issued prior to May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes;

   (4) the Annuitant's age is 75 on the Contract Date; and

   (5) we receive due proof of death on the date of death then:

                             Purchase
                             Payments
End of Annuitant's Contract Accumulated     Basic
 Year      Age      Value      at 5%    Death Benefit
-----------------------------------------------------
  1        76      $103,000  $105,000     $105,000
  2        77       112,000   110,250      112,000
  3        78        90,000   115,763      115,763
  4        79       135,000   121,551      135,000
  5        80       130,000   127,628      135,000
  6        81       150,000   127,628      150,000
  7        82       125,000   127,628      135,000
  8        83       145,000   127,628      145,000
-----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any surrender charge) reduces your Contract Value. For example:


        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/08 $10,000  $10,000     $10,000
3/31/16      --   20,000      20,000
3/31/17      --   14,000      10,000
---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2017, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). (This assumes that the Basic Death Benefit immediately before the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of death (i.e., part "a" under the calculation above). It also assumes that the Annuitant and any Joint Annuitant were both younger than age 80 at issue, that no surrender charge applies, and that no premium tax applies to the partial withdrawal.) This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.


Optional Death Benefit

The following example shows how the Optional Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that the:

   (1) owner purchases the contract for $100,000;

   (2) contract earns a 0% gross return (-2.69% net of fees for the mortality and expense risk charge, administrative expense charge, underlying Portfolio expenses and the Optional Death Benefit rider);

   (3) owner makes no additional purchase payments;

   (4) owner takes annual partial withdrawals equal to 6% of purchase payments; and

   (5) contract is not subject to premium taxes.

                    Partial
End of Annuitant's Withdrawal Contract   Optional
 Year      Age       Amount    Value   Death Benefit
----------------------------------------------------
           70            --   $100,000   $100,000
  1        71        $6,000     91,310    100,000
  2        72         6,000     82,854    100,000
  3        73         6,000     74,625    100,000
  4        74         6,000     66,618    100,000
  5        75         6,000     58,826    100,000
  6        76         6,000     51,243    100,000
  7        77         6,000     43,865    100,000
  8        78         6,000     36,685    100,000

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) amounting to 6% or less of purchase payments annually will reduce the Optional Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $6,000 partial withdrawal is made at the end of year 1, the Optional Death Benefit rider immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) exceeding 6% of purchase payments in any year will reduce the Optional Death Benefit rider on a pro-rata basis (by the proportion that the partial withdrawal, including any surrender charges and any premium taxes assessed) reduces your Contract Value. For example:


        Purchase Contract   Optional
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/08 $10,000  $10,000     $10,000
3/31/16      --   20,000      20,000
3/31/17      --   14,000      10,000
---------------------------------------



Therefore, if a $7,000 partial withdrawal is made on March 31, 2017, the Optional Death Benefit rider immediately after the partial withdrawal will be $10,000 (50% of $20,000) since the Contract Value ($14,000) is reduced by 50% by the partial withdrawal ($7,000). This is true only if the Optional Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charges and no premium taxes apply to the partial withdrawal.

Optional Enhanced Death Benefit

The following example shows how the Optional Enhanced Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.


                 Purchase Contract           Death   Optional Enhanced
          Date   Payment   Value     Gain   Benefit    Death Benefit
         -------------------------------------------------------------
         8/01/08 $100,000 $100,000 $      0 $100,000      $     0
         8/01/28           300,000  200,000  300,000       70,000
         -------------------------------------------------------------



The Annuitant's death and notification of the death occur on August 1, 2028. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Optional Enhanced Death Benefit under this age scenario cannot exceed 70% of the purchase payments paid ($100,000) under this age scenario, the Optional Enhanced Death Benefit in this example will be $70,000.

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                   Each Annuitant age 70 or younger at issue

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                          $16.28            $16.25         198,296   2007
                                                                          14.63             16.28         227,773   2006
                                                                          14.09             14.63         259,403   2005
                                                                          12.90             14.09         258,935   2004
                                                                          10.00             12.90         105,970   2003
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                    6.92              7.63       1,427,165   2007
                                                                           6.61              6.92       1,918,526   2006
                                                                           6.16              6.61       1,408,972   2005
                                                                           5.87              6.16       1,622,308   2004
                                                                           4.60              5.87       1,804,935   2003
                                                                           6.17              4.60       1,662,052   2002
                                                                           8.17              6.17       1,178,042   2001
                                                                          10.00              8.17         182,931   2000
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series 1 shares                            10.81             11.51         915,645   2007
                                                                          10.00             10.81       1,200,046   2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                    16.09             14.94              --   2007
                                                                          11.49             16.09              --   2006
                                                                          10.00             11.49              --   2005
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  15.52              7.63       1,427,165   2007
                                                                          12.32             15.52         395,566   2006
                                                                          10.63             12.32         281,122   2005
                                                                          10.00             10.63          12,535   2004
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         10.00             10.19           1,664   2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                14.87             17.56          42,208   2007
                                                                          13.93             14.87          38,867   2006
                                                                          13.64             13.93          49,963   2005
                                                                          13.18             13.64          57,105   2004
                                                                          10.00             13.18          61,807   2003
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                13.74             14.19       3,379,027   2007
                                                                          11.92             13.74       4,339,608   2006
                                                                          11.57             11.92       5,073,128   2005
                                                                          10.56             11.57       5,664,956   2004
                                                                           8.11             10.56       6,291,612   2003
                                                                          10.59              8.11       5,560,666   2002
                                                                          10.74             10.59       2,564,812   2001
                                                                          10.00             10.74         111,233   2000
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              16.10             16.74       1,057,970   2007
                                                                          12.10             16.10       1,151,731   2006
                                                                          10.54             12.10         540,189   2005
                                                                          10.00             10.54          11,632   2004
------------------------------------------------------------------------------------------------------------------------

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B          $ 6.38            $ 7.14       1,451,212   2007
                                                                     6.52              6.38       1,866,223   2006
                                                                     5.77              6.52       2,060,844   2005
                                                                     5.40              5.77       2,271,549   2004
                                                                     4.45              5.40       2,454,099   2003
                                                                     6.53              4.45       2,672,956   2002
                                                                     8.02              6.53       2,070,574   2001
                                                                    10.00              8.02         560,937   2000
------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B            9.24             10.34         428,118   2007
                                                                     8.49              9.24         430,802   2006
                                                                     8.22              8.49         462,188   2005
                                                                     7.29              8.22         694,933   2004
                                                                     4.98              7.29         594,269   2003
                                                                     7.44              4.98         441,575   2002
                                                                     8.67              7.44         332,400   2001
                                                                    10.00              8.67          35,167   2000
------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                16.59             16.33             247   2007
                                                                    14.38             16.59             257   2006
                                                                    13.95             14.38             245   2005
                                                                    12.54             13.95             239   2004
                                                                     9.84             12.54             247   2003
                                                                    10.00              9.84              --   2002
------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                  18.56             21.58              --   2007
                                                                    15.07             18.56              --   2006
                                                                    13.51             15.07              --   2005
                                                                    11.93             13.51              --   2004
                                                                     9.73             11.93              --   2003
                                                                    10.00              9.73              --   2002
------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                       12.39             14.76             170   2007
                                                                    13.00             12.39             170   2006
                                                                    12.92             13.00             162   2005
                                                                    11.85             12.92             152   2004
                                                                     9.63             11.85             119   2003
                                                                    10.00              9.63              --   2002
------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                          17.19             16.06              --   2007
                                                                    14.71             17.19              --   2006
                                                                    14.22             14.71              --   2005
                                                                    12.62             14.22              --   2004
                                                                     9.94             12.62              --   2003
                                                                    10.00              9.94              --   2002
------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           9.96             10.75          25,426   2007
                                                                     9.96              9.96          28,516   2006
                                                                    10.00              9.96          13,595   2005
------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares               13.17             13.17          97,221   2007
                                                                    10.99             13.17         128,090   2006
                                                                    10.87             10.99          71,429   2005
                                                                    10.00             10.87          53,823   2004
------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares         12.68             14.59         954,422   2007
                                                                    11.06             12.68          52,400   2006
                                                                    10.00             11.06          15,084   2005
------------------------------------------------------------------------------------------------------------------

                                                                                                                  Number of
                                                                                Accumulation      Accumulation  Accumulation
                                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                                  Beginning of Period End of Period  End of Period
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                         $12.44            $13.24         26,351
                                                                                    11.82             12.44         78,587
                                                                                    10.86             11.82         14,558
                                                                                    10.00             10.86          3,550
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                       13.45             13.10         82,600
                                                                                    12.16             13.45         99,349
                                                                                    11.21             12.16        100,305
                                                                                    10.00             11.21         30,059
------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                          15.22             17.61        796,078
                                                                                    14.56             15.22        618,540
                                                                                    13.76             14.56        753,968
                                                                                    12.36             13.76        633,968
                                                                                    10.00             12.36        406,446
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --             21.97             25.90        756,185
   Class B                                                                          18.10             21.97        838,642
                                                                                    15.37             18.10        725,361
                                                                                    13.39             15.37        630,057
                                                                                    10.00             13.39        230,441
------------------------------------------------------------------------------------------------------------------------------
Dreyfus
------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         16.28             16.27             --
                                                                                    15.34             16.28             --
                                                                                    14.26             15.34             --
                                                                                    12.65             14.26             --
                                                                                     9.75             12.65             --
                                                                                    10.00              9.75             --
------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                        10.21             10.54          2,162
                                                                                     9.91             10.21          2,086
                                                                                     9.80              9.91          1,984
                                                                                     9.89              9.80          2,477
                                                                                     9.99              9.89             --
                                                                                    10.00              9.99             --
------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares               6.55              6.95        629,413
                                                                                     6.09              6.55        692,607
                                                                                     5.97              6.09        731,935
                                                                                     5.70              5.97        769,616
                                                                                     4.60              5.70        805,524
                                                                                     6.57              4.60        818,129
                                                                                     8.61              6.57        675,418
                                                                                    10.00              8.61         19,494
------------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                               17.19             16.56             --
                                                                                    14.76             17.19             --
                                                                                    13.94             14.76             --
                                                                                    12.45             13.94             --
                                                                                     9.61             12.45             --
                                                                                    10.00              9.61             --
------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                              22.02             22.26             --
                                                                                    17.94             22.02             --
                                                                                    16.59             17.94             --
                                                                                    13.42             16.59             --
                                                                                     9.62             13.42             --
                                                                                    10.00              9.62             --
------------------------------------------------------------------------------------------------------------------------------



Subaccounts                                                                  Year
---------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                   2007
                                                                             2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                2007
                                                                             2006
                                                                             2005
                                                                             2004
---------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
---------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                   2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
---------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --      2007
   Class B                                                                   2006
                                                                             2005
                                                                             2004
                                                                             2003
---------------------------------------------------------------------------------
Dreyfus
---------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares  2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                 2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares       2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
                                                                             2001
                                                                             2000
---------------------------------------------------------------------------------
DWS Variable Series II
---------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                        2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                       2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                      $15.07            $16.90              48   2007
                                                             15.23             15.07              43   2006
                                                             14.97             15.23              45   2005
                                                             14.98             14.97              39   2004
                                                             10.40             14.98             115   2003
                                                             10.00             10.40              --   2002
-----------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                               10.89             10.90         457,961   2007
                                                             10.48             10.89         635,402   2006
                                                             10.24             10.48         664,782   2005
                                                             10.11             10.24         355,159   2004
                                                              9.97             10.11          76,569   2003
                                                             10.00              9.97              --   2002
-----------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                          14.47             15.13         126,774   2007
                                                             14.69             14.47         166,848   2006
                                                             13.94             14.69         166,296   2005
                                                             13.32             13.94         178,311   2004
                                                             10.40             13.32         158,231   2003
                                                             10.00             10.40              --   2002
-----------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-----------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                         11.29             12.42          12,612   2007
                                                             10.84             11.29           5,532   2006
                                                             10.63             10.84           2,735   2005
                                                             10.00             10.63           2,802   2004
-----------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II                         13.11             13.32         769,909   2007
                                                             12.04             13.11         969,787   2006
                                                             11.95             12.04       1,154,902   2005
                                                             11.01             11.95       1,327,126   2004
                                                              9.18             11.01       1,277,996   2003
                                                              9.19              9.18         809,652   2002
                                                              9.21              9.19         267,415   2001
                                                             10.00              9.21          33,278   2000
-----------------------------------------------------------------------------------------------------------
  Federated Kaufman Fund II -- Service Shares                18.50             21.98         489,184   2007
                                                             16.39             18.50         564,697   2006
                                                             15.01             16.39         581,184   2005
                                                             13.31             15.01         560,782   2004
                                                             10.00             13.31         342,976   2003
-----------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Funds
-----------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2         11.18             12.68          39,522   2007
                                                             10.59             11.18          65,154   2006
                                                             10.36             10.59          63,676   2005
                                                             10.00             10.36          48,969   2004
-----------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                  10.43             11.16          75,422   2007
                                                             10.00             10.43           5,757   2006
-----------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2             13.00             15.02       4,125,639   2007
                                                             11.85             13.00       4,751,403   2006
                                                             10.31             11.85       5,186,128   2005
                                                              9.09             10.31       4,170,897   2004
                                                              7.20              9.09       3,764,847   2003
                                                              8.08              7.20           2,683   2002
                                                              9.38              8.08       1,382,517   2001
                                                             10.00              9.38         211,423   2000
-----------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                  $15.74            $16.55          34,197   2007
                                                                                  14.04             15.74          49,905   2006
                                                                                  11.81             14.04          35,480   2005
                                                                                  11.84             11.81          12,339   2004
                                                                                  10.00             11.84           2,147   2003
--------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  14.50             14.46       2,780,459   2007
                                                                                  12.27             14.50       3,532,135   2006
                                                                                  11.80             12.27       3,664,645   2005
                                                                                  10.77             11.80       3,832,777   2004
                                                                                   8.41             10.77       3,817,787   2003
                                                                                  10.31              8.41       2,766,772   2002
                                                                                  11.04             10.31       1,247,800   2001
                                                                                  10.00             11.04         109,912   2000
--------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                          6.74             11.75         787,325   2007
                                                                                   6.43              6.74       2,632,199   2006
                                                                                   6.18              6.43       2,994,132   2005
                                                                                   6.09              6.18       3,501,737   2004
                                                                                   4.66              6.09       3,867,958   2003
                                                                                   6.79              4.66       3,350,454   2002
                                                                                   8.39              6.79       1,934,977   2001
                                                                                  10.00              8.39         306,801   2000
--------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                10.67              8.41       2,545,232   2007
                                                                                   9.60             10.67         965,066   2006
                                                                                   9.07              9.60       1,088,443   2005
                                                                                   8.73              9.07       1,246,633   2004
                                                                                   7.18              8.73       1,296,093   2003
                                                                                   8.76              7.18       1,005,224   2002
                                                                                   9.78              8.76         566,471   2001
                                                                                  10.00              9.78          53,009   2000
--------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          10.00             10.11          24,270   2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        19.41             22.05       2,798,181   2007
                                                                                  17.53             19.41       3,429,178   2006
                                                                                  15.08             17.53       4,262,791   2005
                                                                                  12.28             15.08       4,212,965   2004
                                                                                   9.02             12.28       4,191,431   2003
                                                                                  10.18              9.02       3,315,853   2002
                                                                                  10.71             10.18       1,749,762   2001
                                                                                  10.00             10.71         243,434   2000
--------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               12.99             13.49          70,244   2007
                                                                                  11.37             12.99          29,408   2006
                                                                                  11.27             11.37          38,577   2005
                                                                                  10.00             11.27          20,713   2004
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               12.12             12.38       1,438,546   2007
                                                                                  10.40             12.12       1,692,353   2006
                                                                                  10.00             10.40         227,416   2005
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     14.23             14.89              --   2007
                                                                                  13.03             14.23              --   2006
                                                                                  13.09             13.03              --   2005
                                                                                  12.31             13.09              --   2004
                                                                                   9.85             12.31              --   2003
                                                                                  10.00              9.85              --   2002
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         10.00              9.92          23,805   2007
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                 Number of
                                                               Accumulation      Accumulation  Accumulation
                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                 Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                 $17.01            $17.33         281,070   2007
                                                                   14.58             17.01         289,633   2006
                                                                   13.39             14.58              --   2005
                                                                   12.07             13.39              --   2004
                                                                    9.79             12.07              --   2003
                                                                   10.00              9.79              --   2002
-----------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares              18.89             21.48              74   2007
                                                                   15.79             18.89              79   2006
                                                                   14.55             15.79              83   2005
                                                                   12.46             14.55           1,220   2004
                                                                    9.57             12.46           1,243   2003
                                                                   10.00              9.57              --   2002
-----------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares         18.20             19.72              --   2007
                                                                   15.25             18.20              --   2006
                                                                   14.95             15.25              --   2005
                                                                   13.12             14.95              --   2004
                                                                   10.09             13.12              --   2003
                                                                   10.00             10.09             374   2002
-----------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares               11.05             11.14         207,306   2007
                                                                   10.00             11.05         170,313   2006
-----------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                         11.38             12.34         939,730   2007
   (formerly, Value Equity Fund)                                    9.80             11.38       1,151,042   2006
                                                                    9.56              9.80       1,241,042   2005
                                                                    8.86              9.56       1,309,833   2004
                                                                    7.25              8.86         290,905   2003
                                                                    8.93              7.25         886,780   2002
                                                                    9.93              8.93         321,742   2001
                                                                   10.00              9.93          16,212   2000
-----------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                    11.43             11.80         653,305   2007
                                                                   11.12             11.43         712,541   2006
                                                                   11.06             11.12         758,012   2005
                                                                   10.86             11.06         870,915   2004
                                                                   10.64             10.86         966,837   2003
                                                                   10.00             10.64         518,423   2002
-----------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                            16.58             18.39       1,816,847   2007
                                                                   15.53             16.58       2,214,256   2006
                                                                   14.11             15.53       2,575,427   2005
                                                                   12.34             14.11       2,907,866   2004
                                                                    9.43             12.34       3,087,251   2003
                                                                   11.10              9.43       2,414,851   2002
                                                                   11.23             11.10         952,179   2001
                                                                   10.00             11.23          31,009   2000
-----------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                10.80             11.16       2,219,020   2007
                                                                   10.48             10.80       2,237,322   2006
                                                                   10.35             10.48       2,131,071   2005
                                                                   10.41             10.35       2,478,586   2004
                                                                   10.48             10.41       3,852,162   2003
                                                                   10.49             10.48       4,808,269   2002
                                                                   10.24             10.49       2,491,737   2001
                                                                   10.00             10.24         279,223   2000
-----------------------------------------------------------------------------------------------------------------

                                                                                      Number of
                                                    Accumulation      Accumulation  Accumulation
                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                      Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares         $ 9.45            $ 9.80       1,466,507   2007
                                                         8.79              9.45       1,796,592   2006
                                                         8.81              8.79       2,235,864   2005
                                                         8.36              8.81       2,525,176   2004
                                                         6.58              8.36       2,898,879   2003
                                                         8.46              6.58       1,851,265   2002
                                                         9.46              8.46         679,903   2001
                                                        10.00              9.46          56,621   2000
------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         23.49             19.70         332,043   2007
                                                        17.93             23.49         682,464   2006
                                                        16.28             17.93         597,987   2005
                                                        12.49             16.28         608,444   2004
                                                        10.00             12.49         213,635   2003
------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                  9.62              9.95       5,055,815   2007
                                                         8.46              9.62       6,115,577   2006
                                                         8.22              8.46       7,010,803   2005
                                                         7.55              8.22       8,023,430   2004
                                                         5.98              7.55       8,649,924   2003
                                                         7.82              5.98       6,212,679   2002
                                                         9.04              7.82       3,034,072   2001
                                                        10.00              9.04         306,192   2000
------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               17.44             17.58       1,514,932   2007
                                                        15.63             17.44       1,962,075   2006
                                                        14.48             15.63       2,295,854   2005
                                                        12.77             14.48       2,477,206   2004
                                                        10.45             12.77       2,484,150   2003
                                                        12.31             10.45       1,979,892   2002
                                                        11.37             12.31         603,772   2001
                                                        10.00             11.37          16,880   2000
------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   13.29             14.62      34,032,644   2007
                                                        11.86             13.29      28,929,206   2006
                                                        11.62             11.86       1,407,131   2005
                                                        10.90             11.62       1,323,234   2004
                                                        10.00             10.90         614,846   2003
------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                   10.62             11.67          12,824   2007
                                                        10.00             10.62           1,291   2006
------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                    10.54             11.22       1,206,274   2007
                                                         9.22             10.54       1,757,068   2006
                                                         9.13              9.22       1,726,724   2005
                                                         8.57              9.13       1,884,506   2004
                                                         7.06              8.57       2,081,073   2003
                                                         8.87              7.06       1,679,606   2002
                                                         9.84              8.87         596,270   2001
                                                        10.00              9.84          30,567   2000
------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                      13.03             13.24         332,753   2007
                                                        11.39             13.03         358,637   2006
                                                        10.00             11.39         179,288   2005
------------------------------------------------------------------------------------------------------

                                                                                         Number of
                                                       Accumulation      Accumulation  Accumulation
                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                         Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                    $11.42            $12.40       3,774,964   2007
                                                           10.50             11.42       4,673,247   2006
                                                            9.90             10.50       5,147,580   2005
                                                            9.28              9.90       5,770,002   2004
                                                            8.28              9.28       6,256,244   2003
                                                            9.01              8.28       4,985,061   2002
                                                            9.62              9.01       2,682,847   2001
                                                           10.00              9.62         280,452   2000
---------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                         8.83             11.89       1,161,501   2007
                                                            8.22              8.83       1,226,271   2006
                                                            7.41              8.22       1,363,574   2005
                                                            6.38              7.41       1,543,318   2004
                                                            5.39              6.38       1,782,763   2003
                                                            6.50              5.39       1,974,833   2002
                                                            8.45              6.50       1,732,144   2001
                                                           10.00              8.45         524,387   2000
---------------------------------------------------------------------------------------------------------
  Global Life Sciences Portfolio -- Service Shares          9.88             11.85         221,801   2007
                                                            9.44              9.88         298,394   2006
                                                            8.53              9.44         428,782   2005
                                                            7.58              8.53         426,999   2004
                                                            6.10              7.58         478,853   2003
                                                            8.79              6.10         559,790   2002
                                                           10.72              8.79         490,003   2001
                                                           10.00             10.72         120,366   2000
---------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares             3.99              4.78         557,161   2007
                                                            3.76              3.99         702,161   2006
                                                            3.42              3.76         785,858   2005
                                                            3.45              3.42         963,374   2004
                                                            2.39              3.45       1,112,740   2003
                                                            4.11              2.39       1,071,043   2002
                                                            6.66              4.11         972,418   2001
                                                           10.00              6.66         284,186   2000
---------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares         12.99             16.38         863,776   2007
                                                            8.99             12.99       1,093,339   2006
                                                            6.92              8.99       1,344,688   2005
                                                            5.92              6.92       1,645,439   2004
                                                            4.47              5.92       1,930,931   2003
                                                            6.11              4.47       1,779,820   2002
                                                            8.10              6.11       1,007,056   2001
                                                           10.00              8.10         214,995   2000
---------------------------------------------------------------------------------------------------------
  Large Cap Growth Portfolio -- Service Shares              6.63              7.49         824,006   2007
                                                            6.06              6.63       1,067,723   2006
                                                            5.91              6.06       1,220,770   2005
                                                            5.76              5.91       1,455,038   2004
                                                            4.45              5.76       1,863,544   2003
                                                            6.16              4.45       2,035,353   2002
                                                            8.33              6.16       1,965,673   2001
                                                           10.00              8.33         513,258   2000
---------------------------------------------------------------------------------------------------------

                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio -- Service Shares                              $ 5.44            $ 6.52       1,027,332   2007
                                                                            4.87              5.44       1,389,990   2006
                                                                            4.41              4.87       1,583,600   2005
                                                                            3.72              4.41       1,906,646   2004
                                                                            2.80              3.72       2,012,209   2003
                                                                            3.96              2.80       2,245,993   2002
                                                                            6.65              3.96       1,979,778   2001
                                                                           10.00              6.65         507,673   2000
-------------------------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio -- Service Shares                              6.91              7.45       1,013,945   2007
                                                                            5.95              6.91       1,341,807   2006
                                                                            5.72              5.95       1,656,643   2005
                                                                            5.56              5.72       1,951,656   2004
                                                                            4.56              5.56       2,228,431   2003
                                                                            6.23              4.56       2,503,755   2002
                                                                            8.18              6.23       2,117,193   2001
                                                                           10.00              8.18         562,276   2000
-------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
-------------------------------------------------------------------------------------------------------------------------
  JPMorgan Bond Portfolio                                                  11.11             11.09           2,134   2007
                                                                           10.83             11.11           2,141   2006
                                                                           10.69             10.83           2,117   2005
                                                                           10.41             10.69           3,284   2004
                                                                           10.19             10.41           3,051   2003
                                                                           10.00             10.19             378   2002
-------------------------------------------------------------------------------------------------------------------------
  JPMorgan International Equity Portfolio                                  19.68             21.20              27   2007
                                                                           16.38             19.68              27   2006
                                                                           15.02             16.38              27   2005
                                                                           12.88             15.02             427   2004
                                                                            9.87             12.88              24   2003
                                                                           10.00              9.87              --   2002
-------------------------------------------------------------------------------------------------------------------------
  JPMorgan Mid Cap Value Portfolio                                         19.16             19.33             383   2007
                                                                           16.64             19.16             349   2006
                                                                           15.47             16.64             307   2005
                                                                           12.97             15.47           2,771   2004
                                                                           10.16             12.97           1,288   2003
                                                                           10.00             10.16             368   2002
-------------------------------------------------------------------------------------------------------------------------
  JPMorgan Small Company Portfolio                                         18.61             17.29              --   2007
                                                                           16.43             18.61              --   2006
                                                                           16.13             16.43              --   2005
                                                                           12.87             16.13             372   2004
                                                                            9.61             12.87              --   2003
                                                                           10.00              9.61              --   2002
-------------------------------------------------------------------------------------------------------------------------
  JPMorgan U.S. Large Cap Core Equity Portfolio                            15.32             15.34              --   2007
                                                                           13.34             15.32              --   2006
                                                                           13.36             13.34              --   2005
                                                                           12.39             13.36             449   2004
                                                                            9.82             12.39              --   2003
                                                                           10.00              9.82              --   2002
-------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
-------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio -- Class 1                   10.71             11.20              --   2007
                                                                           10.00             10.71              --   2006
-------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                  10.44             10.93              --   2007
                                                                           10.00             10.44              --   2006
-------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1         11.01             11.97              --   2007
                                                                           10.00             11.01              --   2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Portfolio -- Class 1            $10.00            $11.55              --   2007
                                                                                10.00             10.00              --   2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                    10.87             11.25              --   2007
                                                                                10.00             10.87              --   2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Government Bond Portfolio -- Class 1                 10.44             11.05              --   2007
                                                                                10.00             10.44              --   2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                 10.22             11.23              --   2007
                                                                                10.00             10.22              --   2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio -- Class 1         10.28             10.41              --   2007
                                                                                10.00             10.28              --   2006
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          15.87             15.69         100,632   2007
                                                                                14.55             15.87         116,288   2006
                                                                                13.47             14.55         108,862   2005
                                                                                12.57             13.47         122,102   2004
                                                                                10.00             12.57          76,470   2003
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         11.68             10.00          38,347   2007
                                                                                10.56             11.68          33,112   2006
                                                                                10.00             10.56             323   2005
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           16.33              9.50         240,512   2007
                                                                                14.06             16.33         205,899   2006
                                                                                13.76             14.06         243,202   2005
                                                                                12.93             13.76         256,500   2004
                                                                                10.00             12.93         227,655   2003
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                   6.67              7.29       1,210,928   2007
                                                                                 6.31              6.67       1,482,803   2006
                                                                                 6.14              6.31       1,691,836   2005
                                                                                 5.72              6.14       1,938,611   2004
                                                                                 4.74              5.72       2,370,780   2003
                                                                                 6.66              4.74       2,157,083   2002
                                                                                 8.99              6.66       1,370,095   2001
                                                                                10.00              8.99         247,509   2000
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                          9.71             10.53         716,939   2007
                                                                                 8.75              9.71         871,916   2006
                                                                                 8.30              8.75       1,029,689   2005
                                                                                 7.58              8.30       1,160,042   2004
                                                                                 6.32              7.58       1,311,182   2003
                                                                                 8.14              6.32       1,008,165   2002
                                                                                 9.85              8.14         591,306   2001
                                                                                10.00              9.85          54,705   2000
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                            8.90              8.96       1,050,697   2007
                                                                                 8.00              8.90       1,367,977   2006
                                                                                 7.73              8.00       1,521,999   2005
                                                                                 7.39              7.73       1,867,578   2004
                                                                                 5.62              7.39       2,279,851   2003
                                                                                 8.37              5.62       1,656,107   2002
                                                                                 8.97              8.37         643,039   2001
                                                                                10.00              8.97          94,589   2000
------------------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares             $12.39            $12.62              --   2007
                                                                      11.82             12.39              --   2006
                                                                      11.81             11.82              --   2005
                                                                      11.15             11.81              --   2004
                                                                      10.28             11.15              --   2003
                                                                      10.00             10.28              --   2002
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                  13.92             14.25          63,147   2007
                                                                      12.66             13.92          54,884   2006
                                                                      12.53             12.66          32,353   2005
                                                                      11.46             12.53           2,381   2004
                                                                      10.03             11.46           2,387   2003
                                                                      10.00             10.03              --   2002
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                     14.63             18.37       1,184,743   2007
                                                                      11.34             14.63       1,444,559   2006
                                                                       9.87             11.34       1,618,807   2005
                                                                       7.72              9.87       1,677,092   2004
                                                                       5.78              7.72       1,772,464   2003
                                                                       7.61              5.78       1,379,854   2002
                                                                      10.23              7.61         973,433   2001
                                                                      10.00             10.23           7,405   2000
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                      12.21             16.45          39,951   2007
                                                                      11.18             12.21         209,904   2006
                                                                      10.95             11.18         207,455   2005
                                                                      10.00             10.95          98,816   2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares          14.68             12.44         114,076   2007
                                                                      13.84             14.68         142,776   2006
                                                                      13.40             13.84         147,798   2005
                                                                      12.76             13.40         162,335   2004
                                                                       9.91             12.76         123,947   2003
                                                                      10.00              9.91              --   2002
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares             13.33             16.46         118,717   2007
                                                                      11.53             13.33       3,490,142   2006
                                                                      10.26             11.53       4,080,686   2005
                                                                       8.76             10.26       4,391,948   2004
                                                                       6.23              8.76       3,920,479   2003
                                                                       8.14              6.23           2,870   2002
                                                                       9.41              8.14       1,175,084   2001
                                                                      10.00              9.41          68,997   2000
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                   10.04             13.92       2,849,546   2007
                                                                       8.78             10.04       2,346,882   2006
                                                                       8.52              8.78       2,662,363   2005
                                                                       7.93              8.52       2,970,641   2004
                                                                       6.37              7.93       3,157,518   2003
                                                                       7.98              6.37           2,417   2002
                                                                       9.03              7.98       1,249,865   2001
                                                                      10.00              9.03         114,394   2000
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares         19.19             10.30       1,856,177   2007
                                                                      16.99             19.19         341,088   2006
                                                                      15.72             16.99         298,597   2005
                                                                      13.39             15.72         361,665   2004
                                                                       9.43             13.39         153,150   2003
                                                                      10.00              9.43              --   2002
--------------------------------------------------------------------------------------------------------------------

                                                                                                                   Number of
                                                                                 Accumulation      Accumulation  Accumulation
                                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                                   Beginning of Period End of Period  End of Period
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                      $15.75            $18.64         322,569
                                                                                     15.57             15.75          63,671
                                                                                     14.11             15.57          57,536
                                                                                     12.00             14.11          39,375
                                                                                     10.00             12.00          31,218
-------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                        10.72             11.43         522,333
                                                                                     10.41             10.72         153,555
                                                                                     10.00             10.41         207,741
-------------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative class shares         12.81             13.08         264,970
                                                                                     12.73             12.81         341,997
                                                                                     12.29             12.73         452,852
                                                                                     11.82             12.29         434,475
                                                                                     11.74             11.82         467,831
                                                                                     11.01             11.74         332,618
                                                                                     10.39             11.01          60,992
                                                                                     10.00             10.39             278
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                                14.01             14.29       1,663,825
                                                                                     13.04             14.01       2,050,430
                                                                                     12.72             13.04       2,414,508
                                                                                     11.79             12.72       2,804,221
                                                                                      9.74             11.79       3,059,826
                                                                                     10.01              9.74       1,559,690
                                                                                      9.93             10.01         455,975
                                                                                     10.00              9.93          14,696
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares                 14.95             16.16         944,341
                                                                                     15.00             14.95       1,093,839
                                                                                     14.54             15.00       1,276,247
                                                                                     13.73             14.54       1,554,613
                                                                                     13.41             13.73       1,894,983
                                                                                     11.58             13.41       2,265,357
                                                                                     11.11             11.58         734,864
                                                                                     10.00             11.11          46,012
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                              10.23             10.82         306,292
                                                                                      9.99             10.23          82,073
                                                                                     10.00              9.99          30,723
-------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                              13.39             14.34       4,761,796
                                                                                     13.08             13.39       5,733,934
                                                                                     12.97             13.08       6,348,660
                                                                                     12.55             12.97       7,036,237
                                                                                     12.13             12.55       7,871,654
                                                                                     11.29             12.13       6,050,592
                                                                                     10.58             11.29       1,662,057
                                                                                     10.00             10.58          89,120
-------------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-------------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                              14.63             20.32         158,943
                                                                                     14.65             14.63          26,636
                                                                                     13.04             14.65          29,925
                                                                                     12.12             13.04           9,471
                                                                                     10.00             12.12           1,465
-------------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                                  18.73             16.07          20,912
                                                                                     16.74             18.73         287,252
                                                                                     14.01             16.74         108,719
                                                                                     12.33             14.01           8,957
                                                                                     10.00             12.33           1,058
-------------------------------------------------------------------------------------------------------------------------------



Subaccounts                                                                   Year
----------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
----------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                 2007
                                                                              2006
                                                                              2005
----------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative class shares  2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
                                                                              2001
                                                                              2000
----------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                         2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
                                                                              2001
                                                                              2000
----------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares          2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
                                                                              2001
                                                                              2000
----------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                       2007
                                                                              2006
                                                                              2005
----------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                       2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
                                                                              2001
                                                                              2000
----------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                       2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
----------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                           2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
----------------------------------------------------------------------------------

                                                                                       Number of
                                                     Accumulation      Accumulation  Accumulation
                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                       Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares        $17.81            $25.91         336,730   2007
                                                         14.86             17.81         228,999   2006
                                                         10.00             14.86          49,596   2005
-------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                   3.75              4.35         819,685   2007
   (formerly, OTC Fund)                                   3.60              3.75       1,096,561   2006
                                                          3.61              3.60       1,057,008   2005
                                                          3.35              3.61       1,437,477   2004
                                                          2.34              3.35       2,012,893   2003
                                                          3.89              2.34       1,244,185   2002
                                                          6.09              3.89         985,138   2001
                                                         10.00              6.09         305,802   2000
-------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
-------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares         10.00              9.75              --   2007
-------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
-------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                  14.05             13.52       1,556,002   2007
                                                         12.29             14.05       1,760,111   2006
                                                         11.99             12.29       1,995,664   2005
                                                         10.36             11.99       2,063,852   2004
                                                          8.05             10.36       1,196,175   2003
                                                         10.00              8.05         221,211   2002
-------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares          10.25             11.77         322,711   2007
                                                         10.14             10.25         373,689   2006
                                                          9.56             10.14         432,422   2005
                                                          9.09              9.56         460,774   2004
                                                          7.26              9.09         398,198   2003
                                                         10.00              7.26          74,860   2002
-------------------------------------------------------------------------------------------------------
XTF Advisors Trust
-------------------------------------------------------------------------------------------------------
  ETF 60 Portfolio -- Class II Shares                    10.00              9.87           5,618   2007
-------------------------------------------------------------------------------------------------------

                      Each Annuitant over age 70 at issue

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                          $16.16            $16.10         216,057   2007
                                                                          14.55             16.16         297,278   2006
                                                                          14.04             14.55         319,251   2005
                                                                          12.89             14.04         243,024   2004
                                                                          10.00             12.89          60,892   2003
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                    6.83              7.52         687,523   2007
                                                                           6.53              6.83         853,057   2006
                                                                           6.11              6.53         722,162   2005
                                                                           5.83              6.11         739,787   2004
                                                                           4.58              5.83         753,640   2003
                                                                           6.15              4.58         490,960   2002
                                                                           8.16              6.15         409,321   2001
                                                                          10.00              8.16          82,708   2000
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                            10.79             11.47         338,819   2007
                                                                          10.00             10.79         445,607   2006
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                    16.04             14.86              --   2007
                                                                          11.47             16.04              --   2006
                                                                          10.00             11.47              --   2005
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  15.46             17.38         515,067   2007
                                                                          12.30             15.46         278,352   2006
                                                                          10.63             12.30         125,130   2005
                                                                          10.00             10.63           9,877   2004
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                       10.19             11.58              --   2007
                                                                          10.00             10.19              --   2006
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         10.00             10.18           7,193   2007
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B                15.14             17.84          57,418   2007
                                                                          14.21             15.14          40,926   2006
                                                                          13.94             14.21          32,039   2005
                                                                          13.50             13.94          24,392   2004
                                                                          10.00             13.50          10,640   2003
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                13.56             13.97       1,623,233   2007
                                                                          11.79             13.56       2,175,689   2006
                                                                          11.47             11.79       2,330,524   2005
                                                                          10.49             11.47       2,489,918   2004
                                                                           8.07             10.49       2,585,197   2003
                                                                          10.56              8.07       1,951,504   2002
                                                                          10.73             10.56         825,837   2001
                                                                          10.00             10.73          42,936   2000
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              16.03             16.64       1,100,204   2007
                                                                          12.07             16.03         759,114   2006
                                                                          10.54             12.07         257,907   2005
                                                                          10.00             10.54           4,986   2004
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                  6.30              7.04         759,709   2007
                                                                           6.45              6.30         882,920   2006
                                                                           5.71              6.45         965,778   2005
                                                                           5.36              5.71         952,418   2004
                                                                           4.42              5.36       1,076,259   2003
                                                                           6.51              4.42       1,159,015   2002
                                                                           8.01              6.51         813,964   2001
                                                                          10.00              8.01         184,885   2000
------------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B            $ 9.12            $10.19         117,837   2007
                                                                       8.39              9.12         108,321   2006
                                                                       8.14              8.39         122,293   2005
                                                                       7.24              8.14         185,390   2004
                                                                       4.95              7.24         196,320   2003
                                                                       7.42              4.95         134,844   2002
                                                                       8.66              7.42          62,503   2001
                                                                      10.00              8.66          14,994   2000
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                  16.44             16.15              --   2007
                                                                      14.29             16.44              --   2006
                                                                      13.89             14.29              --   2005
                                                                      12.51             13.89              --   2004
                                                                       9.83             12.51              --   2003
                                                                      10.00              9.83              --   2002
--------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                    18.40             21.35              --   2007
                                                                      14.97             18.40              --   2006
                                                                      13.45             14.97              --   2005
                                                                      11.90             13.45              --   2004
                                                                       9.72             11.90              --   2003
                                                                      10.00              9.72              --   2002
--------------------------------------------------------------------------------------------------------------------
  VP Ultra Fund -- Class I                                            12.28             14.61              --   2007
                                                                      12.91             12.28              --   2006
                                                                      12.86             12.91              --   2005
                                                                      11.82             12.86              --   2004
                                                                       9.63             11.82              --   2003
                                                                      10.00              9.63              --   2002
--------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                            17.04             15.89              --   2007
                                                                      14.61             17.04              --   2006
                                                                      14.15             14.61              --   2005
                                                                      12.59             14.15              --   2004
                                                                       9.93             12.59              --   2003
                                                                      10.00              9.93              --   2002
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                             9.93             10.69          50,162   2007
                                                                       9.95              9.93          50,719   2006
                                                                      10.00              9.95          31,593   2005
--------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                 13.10             13.07         204,886   2007
                                                                      10.96             13.10         222,049   2006
                                                                      10.86             10.96         155,124   2005
                                                                      10.00             10.86          69,705   2004
--------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares           12.64             14.51       1,212,190   2007
                                                                      11.05             12.64         329,221   2006
                                                                      10.00             11.05          30,147   2005
--------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares            12.38             13.15          75,331   2007
                                                                      11.78             12.38          42,268   2006
                                                                      10.85             11.78          23,139   2005
                                                                      10.00             10.85           9,908   2004
--------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares         13.38             13.00          95,797   2007
                                                                      12.12             13.38          82,566   2006
                                                                      11.20             12.12          66,356   2005
                                                                      10.00             11.20          21,959   2004
--------------------------------------------------------------------------------------------------------------------

                                                                                                                  Number of
                                                                                Accumulation      Accumulation  Accumulation
                                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                                  Beginning of Period End of Period  End of Period
------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                         $15.11            $17.44        913,667
                                                                                    14.48             15.11        742,537
                                                                                    13.71             14.48        662,712
                                                                                    12.34             13.71        459,409
                                                                                    10.00             12.34        290,217
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --             21.81             25.65        748,133
   Class B                                                                          18.00             21.81        678,328
                                                                                    15.32             18.00        519,231
                                                                                    13.37             15.32        311,963
                                                                                    10.00             13.37        115,018
------------------------------------------------------------------------------------------------------------------------------
Dreyfus
------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         16.14             16.10             --
                                                                                    15.24             16.14             --
                                                                                    14.20             15.24             --
                                                                                    12.62             14.20             --
                                                                                     9.74             12.62             --
                                                                                    10.00              9.74             --
------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                        10.12             10.43             --
                                                                                     9.84             10.12             --
                                                                                     9.75              9.84             --
                                                                                     9.87              9.75             --
                                                                                     9.87              9.87             --
                                                                                    10.00              9.98             --
------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares               6.46              6.85         61,910
                                                                                     6.02              6.46         71,297
                                                                                     5.91              6.02        109,011
                                                                                     5.66              5.91        118,886
                                                                                     4.57              5.66        137,028
                                                                                     6.55              4.57        146,590
                                                                                     8.60              6.55        127,492
                                                                                    10.00              8.60         32,472
------------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return VIP -- Class B Shares                                      17.04             16.38             --
                                                                                    14.66             17.04             --
                                                                                    13.87             14.66             --
                                                                                    12.42             13.87             --
                                                                                     9.61             12.42             --
                                                                                    10.00              9.61             --
------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                              21.83             22.03             --
                                                                                    17.82             21.83             --
                                                                                    16.51             17.82             --
                                                                                    13.38             16.51             --
                                                                                     9.61             13.38             --
                                                                                    10.00              9.61             --
------------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                              14.94             16.72             --
                                                                                    15.13             14.94             --
                                                                                    14.91             15.13             --
                                                                                    14.94             14.91             --
                                                                                    10.40             14.94             --
                                                                                    10.00             10.40             --
------------------------------------------------------------------------------------------------------------------------------



Subaccounts                                                                  Year
---------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
---------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                   2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
---------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --      2007
   Class B                                                                   2006
                                                                             2005
                                                                             2004
                                                                             2003
---------------------------------------------------------------------------------
Dreyfus
---------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares  2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                 2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares       2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
                                                                             2001
                                                                             2000
---------------------------------------------------------------------------------
DWS Variable Series II
---------------------------------------------------------------------------------
  DWS Dreman High Return VIP -- Class B Shares                               2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                       2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                       2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                         $10.79            $10.78         834,758   2007
                                                                        10.40             10.79         799,823   2006
                                                                        10.19             10.40         755,703   2005
                                                                        10.08             10.19         560,106   2004
                                                                         9.96             10.08         132,120   2003
                                                                        10.00              9.96             208   2002
----------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                     13.84             14.44          75,207   2007
                                                                        14.08             13.84          94,666   2006
                                                                        13.38             14.08          91,773   2005
                                                                        12.81             13.38          87,810   2004
                                                                        10.03             12.81          61,139   2003
                                                                        10.00             10.03           3,029   2002
----------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                    11.23             12.33          12,929   2007
                                                                        10.80             11.23           8,192   2006
                                                                        10.91             10.80           6,326   2005
                                                                        10.00             10.61             378   2004
----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  12.94             13.12         552,807   2007
                                                                        11.90             12.94         621,541   2006
                                                                        11.84             11.90         655,414   2005
                                                                        10.93             11.84         674,150   2004
                                                                         9.13             10.93         705,085   2003
                                                                         9.16              9.13         368,364   2002
                                                                         9.20              9.16         143,887   2001
                                                                        10.00              9.20          13,030   2000
----------------------------------------------------------------------------------------------------------------------
  Federated Kaufman Fund II -- Service Shares                           18.37             21.78         392,016   2007
                                                                        16.30             18.37         398,029   2006
                                                                        14.96             16.30         402,757   2005
                                                                        13.29             14.96         327,625   2004
                                                                        10.00             13.29         150,615   2003
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    11.12             12.58         137,719   2007
                                                                        10.55             11.12         162,659   2006
                                                                        10.35             10.55         150,696   2005
                                                                        10.00             10.35          28,367   2004
----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             10.41             11.13         116,302   2007
                                                                        10.00             10.41          17,743   2006
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        12.83             14.80       2,661,927   2007
                                                                        11.72             12.83       2,628,360   2006
                                                                        10.22             11.72       2,807,286   2005
                                                                         9.03             10.22       2,009,536   2004
                                                                         7.16              9.03       1,707,386   2003
                                                                         8.06              7.16         918,624   2002
                                                                         9.37              8.06         476,256   2001
                                                                        10.00              9.37         144,834   2000
----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         15.62             16.39          53,567   2007
                                                                        13.97             15.62          84,650   2006
                                                                        11.77             13.97          71,052   2005
                                                                        11.82             11.77          47,213   2004
                                                                        10.00             11.82           1,184   2003
----------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                 $14.31            $14.24       1,911,371   2007
                                                                                  12.14             14.31       2,261,504   2006
                                                                                  11.70             12.14       2,141,457   2005
                                                                                  10.70             11.70       2,170,766   2004
                                                                                   8.37             10.70       2,023,475   2003
                                                                                  10.28              8.37       1,288,935   2002
                                                                                  11.03             10.28         570,855   2001
                                                                                  10.00             11.03          40,470   2000
--------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                          6.66             11.57         437,818   2007
                                                                                   6.35              6.66       1,167,973   2006
                                                                                   6.13              6.35       1,301,266   2005
                                                                                   6.04              6.13       1,558,308   2004
                                                                                   4.64              6.04       1,629,161   2003
                                                                                   6.77              4.64         974,269   2002
                                                                                   8.39              6.77         603,088   2001
                                                                                  10.00              8.39          60,848   2000
--------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                10.53              8.29       1,306,790   2007
                                                                                   9.49             10.53         560,446   2006
                                                                                   8.99              9.49         659,383   2005
                                                                                   8.66              8.99         673,342   2004
                                                                                   7.14              8.66         661,374   2003
                                                                                   8.74              7.14         503,223   2002
                                                                                   9.77              8.74         280,032   2001
                                                                                  10.00              9.77          91,832   2000
--------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          10.00             10.10         150,758   2007
--------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        19.15             21.71       1,331,866   2007
                                                                                  17.33             19.15       1,576,087   2006
                                                                                  14.94             17.33       1,880,480   2005
                                                                                  12.19             14.94       1,684,293   2004
                                                                                   8.97             12.19       1,539,654   2003
                                                                                  10.14              8.97         889,218   2002
                                                                                  10.70             10.14         403,825   2001
                                                                                  10.00             10.70          49,059   2000
--------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               12.92             13.39         113,964   2007
                                                                                  11.33             12.92          93,103   2006
                                                                                  11.25             11.33          43,930   2005
                                                                                  10.00             11.25          19,598   2004
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               12.08             12.32       2,241,869   2007
                                                                                  10.39             12.08       1,879,990   2006
                                                                                  10.00             10.39         442,711   2005
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     14.11             14.73              --   2007
                                                                                  12.94             14.11              --   2006
                                                                                  13.03             12.94              --   2005
                                                                                  12.28             13.03              --   2004
                                                                                   9.84             12.28              --   2003
                                                                                  10.00              9.84              --   2002
--------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         10.00              9.91         144,761   2007
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                 Number of
                                                               Accumulation      Accumulation  Accumulation
                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                 Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                 $16.86            $17.15         355,438   2007
                                                                   14.49             16.86         296,871   2006
                                                                   13.33             14.49              --   2005
                                                                   12.04             13.33              --   2004
                                                                    9.79             12.04              --   2003
                                                                   10.00              9.79              --   2002
-----------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares              18.72             21.25              --   2007
                                                                   15.68             18.72              --   2006
                                                                   14.48             15.68              --   2005
                                                                   12.43             14.48              --   2004
                                                                    9.56             12.43              --   2003
                                                                   10.00              9.56              --   2002
-----------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares         18.04             19.51              --   2007
                                                                   15.15             18.04              --   2006
                                                                   14.89             15.15              --   2005
                                                                   13.09             14.89              --   2004
                                                                   10.09             13.09              --   2003
                                                                   10.00             10.09              --   2002
-----------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares               11.04             11.10         334,715   2007
                                                                   10.00             11.04          84,602   2006
-----------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                         11.23             12.15         483,741   2007
   (formerly, Value Equity Fund)                                    9.69             11.23         570,875   2006
                                                                    9.47              9.69         640,476   2005
                                                                    8.79              9.47         683,944   2004
                                                                    7.21              8.79         629,017   2003
                                                                    8.90              7.21         400,281   2002
                                                                    9.92              8.90         172,415   2001
                                                                   10.00              9.92           4,061   2000
-----------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                    11.33             11.67         567,132   2007
                                                                   11.04             11.33         647,969   2006
                                                                   11.00             11.04         678,296   2005
                                                                   10.82             11.00         769,960   2004
                                                                   10.63             10.82         693,037   2003
                                                                   10.00             10.63         216,173   2002
-----------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                            16.36             18.11         916,083   2007
                                                                   15.36             16.36       1,005,889   2006
                                                                   13.98             15.36       1,129,943   2005
                                                                   12.26             13.98       1,211,437   2004
                                                                    9.38             12.26       1,248,595   2003
                                                                   11.06              9.38         785,521   2002
                                                                   11.22             11.06         319,791   2001
                                                                   10.00             11.22          10,023   2000
-----------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                10.66             10.99       2,012,378   2007
                                                                   10.36             10.66       1,890,965   2006
                                                                   10.25             10.36       1,382,399   2005
                                                                   10.33             10.25       1,359,548   2004
                                                                   10.43             10.33       1,519,238   2003
                                                                   10.46             10.43       1,689,357   2002
                                                                   10.23             10.46         671,871   2001
                                                                   10.00             10.23          76,786   2000
-----------------------------------------------------------------------------------------------------------------

                                                                                      Number of
                                                    Accumulation      Accumulation  Accumulation
                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                      Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares         $ 9.32            $ 9.65         831,341   2007
                                                         8.70              9.32       1,008,161   2006
                                                         8.73              8.70       1,143,240   2005
                                                         8.30              8.73       1,196,020   2004
                                                         6.55              8.30       1,138,946   2003
                                                         8.44              6.55         454,718   2002
                                                         9.45              8.44         203,781   2001
                                                        10.00              9.45          12,182   2000
------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         23.32             19.51         275,107   2007
                                                        17.83             23.32         429,320   2006
                                                        16.23             17.83         349,604   2005
                                                        12.47             16.23         282,415   2004
                                                        10.00             12.47          75,216   2003
------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                  9.49              9.80       3,006,977   2007
                                                         8.36              9.49       3,204,836   2006
                                                         8.14              8.36       3,419,522   2005
                                                         7.50              8.14       3,703,435   2004
                                                         5.95              7.50       3,607,380   2003
                                                         7.79              5.95       2,153,221   2002
                                                         9.04              7.79       1,104,277   2001
                                                        10.00              9.04         135,750   2000
------------------------------------------------------------------------------------------------------
  Small Cap Equity Fund -- Class 1 Shares               17.21             17.32         708,040   2007
                                                        15.45             17.21         873,848   2006
                                                        14.35             15.45         966,620   2005
                                                        12.68             14.35         983,471   2004
                                                        10.39             12.68         917,681   2003
                                                        12.27             10.39         528,246   2002
                                                        11.35             12.27         181,000   2001
                                                        10.00             11.35             154   2000
------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   13.84             15.19       4,120,303   2007
                                                        12.37             13.84       4,295,033   2006
                                                        12.14             12.37       4,051,644   2005
                                                        11.42             12.14       2,389,192   2004
                                                        10.00             11.42         492,594   2003
------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                   10.60             11.63       1,815,694   2007
                                                        10.00             10.60         665,525   2006
------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                    10.41             11.05         779,219   2007
                                                         9.12             10.41       1,328,304   2006
                                                         9.05              9.12       1,168,268   2005
                                                         8.51              9.05       1,249,399   2004
                                                         7.02              8.51       1,186,382   2003
                                                         8.85              7.02         791,025   2002
                                                         9.83              8.85         374,328   2001
                                                        10.00              9.83          84,230   2000
------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                      12.98             13.17         274,726   2007
                                                        11.37             12.98         288,095   2006
                                                        10.00             11.37         170,259   2005
------------------------------------------------------------------------------------------------------

                                                                                         Number of
                                                       Accumulation      Accumulation  Accumulation
                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                         Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                    $11.27            $12.21       1,919,218   2007
                                                           10.38             11.27       2,327,390   2006
                                                            9.81             10.38       2,514,958   2005
                                                            9.21              9.81       2,632,474   2004
                                                            8.24              9.21       2,748,253   2003
                                                            8.98              8.24       1,917,665   2002
                                                            9.61              8.98         972,626   2001
                                                           10.00              9.61         201,522   2000
---------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                         8.72             11.71         815,663   2007
                                                            8.13              8.72         568,787   2006
                                                            7.34              8.13         520,861   2005
                                                            6.33              7.34         500,456   2004
                                                            5.36              6.33         537,768   2003
                                                            6.48              5.36         425,478   2002
                                                            8.44              6.48         362,926   2001
                                                           10.00              8.44         112,111   2000
---------------------------------------------------------------------------------------------------------
  Global Life Sciences Portfolio -- Service Shares          9.75             11.67          40,729   2007
                                                            9.33              9.75          54,080   2006
                                                            8.45              9.33          83,568   2005
                                                            7.53              8.45          95,439   2004
                                                            6.07              7.53         100,391   2003
                                                            8.76              6.07         101,020   2002
                                                           10.71              8.76         103,526   2001
                                                           10.00             10.71          23,012   2000
---------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares             3.94              4.71          71,679   2007
                                                            3.71              3.94         122,949   2006
                                                            3.39              3.71         173,502   2005
                                                            3.43              3.39         256,228   2004
                                                            2.38              3.43         467,996   2003
                                                            4.10              2.38         318,267   2002
                                                            6.65              4.10         185,853   2001
                                                           10.00              6.65          39,046   2000
---------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares         12.82             16.13         279,226   2007
                                                            8.89             12.82         402,199   2006
                                                            6.86              8.89         483,616   2005
                                                            5.88              6.86         544,891   2004
                                                            4.44              5.88         593,422   2003
                                                            6.09              4.44         447,171   2002
                                                            8.09              6.09         264,963   2001
                                                           10.00              8.09          43,422   2000
---------------------------------------------------------------------------------------------------------
  Large Cap Growth Portfolio -- Service Shares              6.54              7.38         249,365   2007
                                                            5.99              6.54         354,775   2006
                                                            5.86              5.99         422,265   2005
                                                            5.72              5.86         487,411   2004
                                                            4.42              5.72         585,098   2003
                                                            6.14              4.42         609,116   2002
                                                            8.32              6.14         521,222   2001
                                                           10.00              8.32         129,483   2000
---------------------------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio -- Service Shares                5.37              6.42         308,064   2007
                                                            4.82              5.37         418,227   2006
                                                            4.37              4.82         450,021   2005
                                                            3.69              4.37         484,273   2004
                                                            2.79              3.69         488,442   2003
                                                            3.95              2.79         458,916   2002
                                                            6.65              3.95         386,562   2001
                                                           10.00              6.65          82,856   2000
---------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio -- Service Shares                             $ 6.82            $ 7.33        334,770    2007
                                                                             5.88              6.82        461,665    2006
                                                                             5.67              5.88        564,234    2005
                                                                             5.52              5.67        658,083    2004
                                                                             4.54              5.52        831,929    2003
                                                                             6.21              4.54        844,883    2002
                                                                             8.17              6.21        629,158    2001
                                                                            10.00              8.17        118,553    2000
--------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Bond Portfolio                                                   11.01             10.97             --    2007
                                                                            10.75             11.01             --    2006
                                                                            10.64             10.75             --    2005
                                                                            10.38             10.64             --    2004
                                                                            10.18             10.38             --    2003
                                                                            10.00             10.18             --    2002
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan International Equity Portfolio                                   19.51             20.97             --    2007
                                                                            16.26             19.51             --    2006
                                                                            14.95             16.26             --    2005
                                                                            12.85             14.95             --    2004
                                                                             9.87             12.85             --    2003
                                                                            10.00              9.87             --    2002
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Mid Cap Value Portfolio                                          18.99             19.12             --    2007
                                                                            16.53             18.99             --    2006
                                                                            15.40             16.53             --    2005
                                                                            12.94             15.40             --    2004
                                                                             9.87             12.94             --    2003
                                                                            10.00              9.87             --    2002
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Small Company Portfolio                                          18.45             17.10             --    2007
                                                                            16.31             18.45             --    2006
                                                                            16.05             16.31             --    2005
                                                                            12.84             16.05             --    2004
                                                                            10.16             12.84             --    2003
                                                                            10.00             10.16             --    2002
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan U.S. Large Cap Core Equity Portfolio                             15.18             15.17             --    2007
                                                                            13.24             15.18             --    2006
                                                                            13.30             13.24             --    2005
                                                                            12.36             13.30             --    2004
                                                                             9.61             12.36             --    2003
                                                                            10.00              9.61             --    2002
--------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio -- Class 1                    10.70             11.16             --    2007
                                                                            10.00             10.70             --    2006
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                   10.42             10.89             --    2007
                                                                            10.00             10.42             --    2006
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1          10.99             11.93             --    2007
                                                                            10.00             10.99             --    2006
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Portfolio -- Class 1          9.99             11.51             --    2007
                                                                            10.00              9.99             --    2006
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                10.86             11.21             --    2007
                                                                            10.00             10.86             --    2006
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Government Bond Portfolio -- Class 1             10.43             11.02             --    2007
                                                                            10.00             10.43             --    2006
--------------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                $10.21            $11.19             --    2007
                                                                                10.00             10.21             --    2006
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Growth Portfolio -- Class 1         10.26             10.38             --    2007
                                                                                10.00             10.26             --    2006
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          15.75             15.54         70,995    2007
                                                                                14.47             15.75         72,150    2006
                                                                                13.42             14.47         57,145    2005
                                                                                12.55             13.42         40,148    2004
                                                                                10.00             12.55         17,895    2003
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         11.64              9.98         40,602    2007
                                                                                10.55             11.64         24,748    2006
                                                                                10.00             10.55          7,519    2005
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           16.21              9.49        255,029    2007
                                                                                13.99             16.21        238,860    2006
                                                                                13.72             13.99        224,649    2005
                                                                                12.91             13.72        216,563    2004
                                                                                10.00             12.91        112,510    2003
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                   6.58              7.18        445,504    2007
                                                                                 6.24              6.58        483,015    2006
                                                                                 6.09              6.24        553,877    2005
                                                                                 5.68              6.09        595,693    2004
                                                                                 4.71              5.68        736,265    2003
                                                                                 6.64              4.71        576,645    2002
                                                                                 8.98              6.64        331,541    2001
                                                                                10.00              8.98         57,669    2000
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                          9.59             10.37        286,113    2007
                                                                                 8.65              9.59        388,888    2006
                                                                                 8.22              8.65        463,596    2005
                                                                                 7.53              8.22        519,243    2004
                                                                                 6.29              7.53        492,435    2003
                                                                                 8.11              6.29        376,910    2002
                                                                                 9.84              8.11        241,953    2001
                                                                                10.00              9.84          8,638    2000
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                            8.78              8.83        331,846    2007
                                                                                 7.91              8.78        440,477    2006
                                                                                 7.66              7.91        492,215    2005
                                                                                 7.34              7.66        563,369    2004
                                                                                 5.60              7.34        781,828    2003
                                                                                 8.35              5.60        411,289    2002
                                                                                 8.96              8.35        155,938    2001
                                                                                10.00              8.96         18,273    2000
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                        12.28             12.48             --    2007
                                                                                11.74             12.28             --    2006
                                                                                11.75             11.74             --    2005
                                                                                11.12             11.75             --    2004
                                                                                10.27             11.12             --    2003
                                                                                10.00             10.27             --    2002
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            13.80             14.10        280,456    2007
                                                                                12.58             13.80        238,364    2006
                                                                                12.47             12.58        184,506    2005
                                                                                11.43             12.47             --    2004
                                                                                10.02             11.43             --    2003
                                                                                10.00             10.02             --    2002
------------------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    $14.43            $18.10         706,054   2007
                                                                      11.21             14.43         745,308   2006
                                                                       9.78             11.21         713,275   2005
                                                                       7.66              9.78         758,073   2004
                                                                       5.75              7.66         730,480   2003
                                                                       7.59              5.75         501,656   2002
                                                                      10.22              7.59         303,903   2001
                                                                      10.00             10.22          32,271   2000
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                      12.14             16.24          27,446   2007
                                                                      11.14             12.14         221,729   2006
                                                                      10.93             11.14         240,371   2005
                                                                      10.00             10.93          92,893   2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares          14.23             12.35         162,252   2007
                                                                      13.44             14.23         146,163   2006
                                                                      13.04             13.44         172,010   2005
                                                                      12.44             13.04         153,599   2004
                                                                       9.69             12.44          56,951   2003
                                                                      10.00              9.69             100   2002
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares             13.15             15.93         131,849   2007
                                                                      11.40             13.15       1,371,472   2006
                                                                      10.17             11.40       1,561,191   2005
                                                                       8.70             10.17       1,576,650   2004
                                                                       6.19              8.70       1,142,590   2003
                                                                       8.12              6.19         691,046   2002
                                                                       9.40              8.12         276,877   2001
                                                                      10.00              9.40          35,315   2000
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                    9.90             13.71       1,255,161   2007
                                                                       8.78              9.90       1,226,589   2006
                                                                       8.45              8.78       1,188,072   2005
                                                                       7.87              8.45       1,334,756   2004
                                                                       6.33              7.87       1,385,950   2003
                                                                       7.95              6.33       1,005,473   2002
                                                                       9.02              7.95         473,200   2001
                                                                      10.00              9.02          73,558   2000
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares         18.98             10.14         899,344   2007
                                                                      16.83             18.98         272,856   2006
                                                                      15.61             16.83         246,928   2005
                                                                      13.32             15.61         299,183   2004
                                                                       9.40             13.32         120,040   2003
                                                                      10.00              9.40              --   2002
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                        15.58             18.39         393,594   2007
                                                                      15.43             15.58          32,136   2006
                                                                      14.02             15.43          30,769   2005
                                                                      11.94             14.02          32,334   2004
                                                                      10.00             11.94          17,789   2003
--------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                         10.69             11.36         422,175   2007
                                                                      10.40             10.69         129,746   2006
                                                                      10.00             10.40          92,471   2005
--------------------------------------------------------------------------------------------------------------------

                                                                                                                   Number of
                                                                                 Accumulation      Accumulation  Accumulation
                                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                                   Beginning of Period End of Period  End of Period
-------------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares        $12.65            $12.88         101,561
                                                                                     12.59             12.65         116,523
                                                                                     12.18             12.59         143,405
                                                                                     11.74             12.18         131,657
                                                                                     11.68             11.74         154,491
                                                                                     10.98             11.68          82,184
                                                                                     10.38             10.98          16,136
                                                                                     10.00             10.38             929
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                                13.83             14.07       1,035,065
                                                                                     12.90             13.83       1,238,964
                                                                                     12.60             12.90       1,489,607
                                                                                     11.70             12.60       1,529,658
                                                                                      9.69             11.70       1,522,099
                                                                                      9.98              9.69         541,743
                                                                                      9.92              9.98         207,597
                                                                                     10.00              9.92          11,611
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares                 14.76             15.92         768,922
                                                                                     14.84             14.76         843,560
                                                                                     14.41             14.84         955,206
                                                                                     13.63             14.41       1,080,903
                                                                                     13.35             13.63       1,205,322
                                                                                     11.55             13.35       1,088,846
                                                                                     11.10             11.55         386,285
                                                                                     10.00             11.10          15,494
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                              10.19             10.76         930,513
                                                                                      9.97             10.19          96,774
                                                                                     10.00              9.97          70,624
-------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                              13.21             14.12       3,530,553
                                                                                     12.94             13.21       3,911,844
                                                                                     12.85             12.94       4,195,522
                                                                                     12.46             12.85       4,038,116
                                                                                     12.07             12.46       4,353,956
                                                                                     11.26             12.07       2,751,630
                                                                                     10.57             11.26         810,937
                                                                                     10.00             10.57          58,869
-------------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-------------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                              14.52             15.92          39,537
                                                                                     14.57             14.52          35,338
                                                                                     13.00             14.57          49,435
                                                                                     12.11             13.00           4,228
                                                                                     10.00             12.11           1,832
-------------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                                  18.59             20.13         208,580
                                                                                     16.65             18.59         253,544
                                                                                     13.97             16.65          52,020
                                                                                     12.31             13.97           6,289
                                                                                     10.00             12.31           2,027
-------------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                                     17.75             25.77         204,061
                                                                                     14.84             17.75         115,930
                                                                                     10.00             14.84          37,836
-------------------------------------------------------------------------------------------------------------------------------



Subaccounts                                                                   Year
----------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares  2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
                                                                              2001
                                                                              2000
----------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                         2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
                                                                              2001
                                                                              2000
----------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares          2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
                                                                              2001
                                                                              2000
----------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                       2007
                                                                              2006
                                                                              2005
----------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                       2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
                                                                              2001
                                                                              2000
----------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                       2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
----------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                           2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
----------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                              2007
                                                                              2006
                                                                              2005
----------------------------------------------------------------------------------

                                                                                       Number of
                                                     Accumulation      Accumulation  Accumulation
                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                       Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                 $ 3.70            $ 4.29         254,128   2007
   (formerly, OTC Fund)                                   3.56              3.70         394,344   2006
                                                          3.58              3.56         405,827   2005
                                                          3.33              3.58         524,995   2004
                                                          2.33              3.33         825,009   2003
                                                          3.88              2.33         329,408   2002
                                                          6.08              3.88         239,875   2001
                                                         10.00              6.08          82,259   2000
-------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
-------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares         10.00              9.74           2,305   2007
-------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
-------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                  13.92             13.36       1,452,852   2007
                                                         12.20             13.92       1,403,063   2006
                                                         11.92             12.20       1,340,627   2005
                                                         10.33             11.92       1,231,035   2004
                                                          8.03             10.33         667,800   2003
                                                         10.00              8.03         130,719   2002
-------------------------------------------------------------------------------------------------------
  Strategic Growth Portfolio -- Class II Shares          10.15             11.64         124,697   2007
                                                         10.06             10.15         156,886   2006
                                                          9.51             10.06         159,385   2005
                                                          9.06              9.51         179,786   2004
                                                          7.25              9.06         162,892   2003
                                                         10.00              7.25          28,218   2002
-------------------------------------------------------------------------------------------------------
XTF Advisors Trust
-------------------------------------------------------------------------------------------------------
  ETF 60 Portfolio -- Class II Shares                    10.00              9.86              --   2007
-------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

Statement of Additional Information


                                                                                                                 Page
The Company..................................................................................................... B-3

The Separate Account............................................................................................ B-3

Additional Information About the Guarantee Account.............................................................. B-3

The Contracts................................................................................................... B-4
   Transfer of Annuity Units.................................................................................... B-4
   Net Investment Factor........................................................................................ B-4

Termination of Participation Agreements......................................................................... B-4

Calculation of Performance Data................................................................................. B-5
   Subaccounts Investing in GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio............................................................................. B-5
   Other Subaccounts............................................................................................ B-6
   Other Performance Data....................................................................................... B-7

Tax Matters..................................................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company...................................................... B-7
   IRS Required Distributions................................................................................... B-8

General Provisions.............................................................................................. B-8
   Using the Contracts as Collateral............................................................................ B-8
   The Beneficiary.............................................................................................. B-8
   Non-Participating............................................................................................ B-8
   Misstatement of Age or Gender................................................................................ B-9
   Incontestability............................................................................................. B-9
   Statement of Values.......................................................................................... B-9
   Trust as Owner or Beneficiary................................................................................ B-9
   Written Notice............................................................................................... B-9

Legal Developments Regarding Employment-Related Benefit Plans................................................... B-9

Regulation of Genworth Life and Annuity Insurance Company....................................................... B-9

Experts......................................................................................................... B-9

Financial Statements............................................................................................ B-9


                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230


Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1154 4/00 (RetireReady/SM/ Choice/Foundation) to:


Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                 Genworth Life & Annuity VA Separate Account 1
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 352-9910

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2008, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:     (800) 352-9910

Or write: Genworth Life and Annuity Insurance Company
          6610 West Broad Street
          Richmond, Virginia 23230

Or visit: www.genworth.com

Or:       contact your financial representative


The date of this Statement of Additional Information is May 1, 2008.

TABLE OF CONTENTS


The Company.......................................................................................................... B-3

The Separate Account................................................................................................. B-3

Additional Information About the Guarantee Account................................................................... B-3

The Contracts........................................................................................................ B-4
   Transfer of Annuity Units......................................................................................... B-4
   Net Investment Factor............................................................................................. B-4

Termination of Participation Agreements.............................................................................. B-4

Calculation of Performance Data...................................................................................... B-5
   Subaccounts Investing in the GE Investments Funds, Inc. --  Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio.................................................................................. B-5
   Other Subaccounts................................................................................................. B-6
   Other Performance Data............................................................................................ B-7

Tax Matters.......................................................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company........................................................... B-7
   IRS Required Distributions........................................................................................ B-8

General Provisions................................................................................................... B-8
   Using the Contracts as Collateral................................................................................. B-8
   The Beneficiary................................................................................................... B-8
   Non-Participating................................................................................................. B-8
   Misstatement of Age or Gender..................................................................................... B-9
   Incontestability.................................................................................................. B-9
   Statement of Values............................................................................................... B-9
   Trust as Owner or Beneficiary..................................................................................... B-9
   Written Notice.................................................................................................... B-9

Legal Developments Regarding Employment-Related Benefit Plans........................................................ B-9

Regulation of Genworth Life and Annuity Insurance Company............................................................ B-9

Experts.............................................................................................................. B-9

Financial Statements................................................................................................. B-9

The Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). Until March 12, 2007, our preferred shares were owned by an affiliate, Brookfield Life Assurance Company Limited. On March 12, 2007, we redeemed the remaining outstanding preferred shares for par value of $110.0 million and paid $2.5 million in dividends on the redeemed preferred shares. On April 30, 2007, the issued shares of preferred stock were retired.

Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into the Company. The Company was the surviving entity. FHL and FCL were both stock life insurance companies operating under charter granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers.

Upon consummation of the FHL and FCL mergers, the Company transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY, with GLICNY being the surviving entity.

We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to providing insurance, investment and financial solutions that help meet the homeownership, life security, wealth management and retirement security needs of more than 15 million customers, with a presence in more than 25 countries. We have two operating segments: (1) Protection and (2) Retirement Income and Institutional.

  . Protection. We offer customers life insurance, including term and universal, and Medicare supplement insurance.



  . Retirement Income and Institutional. We offer customers a variety of wealth accumulation, income distribution and institutional products. Wealth accumulation and income distribution products principally include fixed and variable deferred and immediate individual annuities and, group variable annuities offered through retirement plans. Institutional products include funding agreements backing notes ("FABNs"), funding agreements and guaranteed investment contracts ("GICs").

We also have Corporate and Other activities, which include income and expenses not allocated to the segments.

We do business in the District of Columbia and all states, except New York.

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.


The Separate Account

In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

Additional Information About the Guarantee Account

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

The Contracts

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM Variable Insurance Funds. This agreement may be terminated by the parties upon six months' advance written notice.

AllianceBernstein Variable Products Series Fund, Inc. This agreement may be terminated by the parties upon six months' advance written notice.

American Century Variable Portfolios, Inc. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

American Century Variable Portfolios II, Inc. This agreement may be terminated by the parties upon 180 days' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BlackRock Variable Series Funds, Inc. This agreement may be terminated by the parties upon 60 days' advance written notice.

Columbia Funds Variable Insurance Trust I. This agreement may be terminated by the parties upon 60 days' advance written notice.

Dreyfus. This agreement may be terminated by the parties upon six months' advance written notice.

DWS Variable Series II. The agreement may be terminated by the parties upon three months' advance written notice.

Eaton Vance Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Evergreen Variable Annuity Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Federated Insurance Series. This agreement may be terminated by the parties upon 180 days' advance written notice.

Fidelity Variable Insurance Products Fund. These agreements provide for termination upon 90 days' advance notice by either party.

Franklin Templeton Variable Insurance Trust. This agreement may be terminated by the parties upon 60 days' advance written notice.

GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.

J.P. Morgan Series Trust II. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.

Legg Mason Partners Variable Equity Trust. The agreement may be terminated at the option of any party upon one year advance written notice.

MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

Rydex Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

The Prudential Series Fund. This agreement may be terminated by the parties upon 60 days' advance written notice.

The Universal Institutional Funds, Inc. This agreement may be terminated by the parties upon 180 days' advance written notice.

Van Kampen Life Investment Trust. This agreement may be terminated by the parties upon 180 days' advance written notice.

XTF Advisors Trust. This agreement may be terminated by the parties upon 90 days' advance written notice.

Calculation of Performance Data


From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.


The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccounts Investing in the GE Investments Funds, Inc. -- Money MarketFund and the Dreyfus Variable Investment Fund -- Money Market Portfolio

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge that applies when each Annuitant is older than age 70 at issue (deducted daily at an effective annual rate of 1.55% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We also quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio in the same manner as described above except the mortality and expense risk charge that applies when each Annuitant is age 70 or younger at issue at an annual effective rate of 1.35% of the hypothetical investment in the Separate Account. We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP =   the net change in the value of the investment Portfolio
        (exclusive of realized gains and losses on the sale of
        securities and unrealized appreciation and depreciation
        and income other than investment income) for the
        seven-day period attributable to a hypothetical account
        having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the
        seven-day period.
UV  =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP =   the net change in the value of the investment Portfolio
        (exclusive of realized gains and losses on the sale of
        securities and unrealized appreciation and depreciation
        and income other than investment income) for the
        seven-day period attributable to a hypothetical account
        having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the
        seven-day period.
UV  =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. -- Money Market Fund's or the Dreyfus Variable Investment Fund -- Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund or Dreyfus Variable Investment Fund -- Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio will be lower than the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

GE Investments Funds, Inc. -- Money Market Fund (For Annuitants older than age 70 when the contract is issued)


Current Yield:   2.65% as of December 31, 2007
Effective Yield: 2.68% as of December 31, 2007


GE Investments Funds, Inc. -- Money Market Fund (For Annuitants 70 and younger when the contract is issued)


Current Yield:   2.90% as of December 31, 2007
Effective Yield: 2.94% as of December 31, 2007


Dreyfus Variable Investment Fund -- Money Market Portfolio (For Annuitants older than age 70 when the contract is issued)


Current Yield:   2.45% as of December 31, 2007
Effective Yield: 2.48% as of December 31, 2007


Dreyfus Variable Investment Fund -- Money Market Portfolio (For Annuitants 70 and younger when the contract is issued)


Current Yield:   2.71% as of December 31, 2007
Effective Yield: 2.74% as of December 31, 2007


Past Performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

Standardized Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge that applies when either Annuitant is older than age 70 at issue).

   (2) The annual contract charge is $30 deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.30% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of six years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the charges for all optional death benefit riders.

   (5) Standardized total return does not reflect the deduction of any premium taxes.

   (6) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N/ - 1

       where:

TR  =   the average annual total return for the
        period.
ERV =   the ending redeemable value (reflecting
        deductions as described above) of the
        hypothetical investment at the end of the
        period.
P   =   a hypothetical single investment of $1,000.
N   =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P)-1

where:

CTR =   the cumulative total return for the period.
ERV =   the ending redeemable value (reflecting deductions as
        described above) of the hypothetical investment at the
        end of the period.
P   =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

Tax Matters

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any Federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for Federal income taxes. We will periodically review the question of a charge to the Separate Account for Federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for Federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

General Provisions

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

Regulation of Genworth Life and Annuity Insurance Company

Besides Federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia and all states, except New York.

Experts


The consolidated financial statements and financial statement schedules for Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2007 and 2006, and for each of the years in the three-year period ended December 31, 2007, and the financial statements of the Separate Account as of December 31, 2007 and for the periods indicated, have been incorporated by reference herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.


Financial Statements


The Statement of Additional Information contains the consolidated financial statements of the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and financial statements of the Separate Account. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             Financial Statements

                         Year ended December 31, 2007

     (With Independent Registered Public Accounting Firm's Report Thereon)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2007

                                                                            Page
                                                                            -----
Independent Registered Public Accounting Firm's Report.....................   F-1

Statements of Assets and Liabilities.......................................   F-3

Statements of Operations...................................................  F-32

Statements of Changes in Net Assets........................................  F-62

Notes to Financial Statements.............................................. F-112

            Report of Independent Registered Public Accounting Firm

Contract Owners
Genworth Life & Annuity VA Separate Account 1
  and
The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying statements of assets and liabilities of Genworth Life & Annuity VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund -- Series II shares, AIM V.I. Capital Appreciation Fund -- Series I shares, AIM V.I. Capital Development Fund -- Series I shares, AIM V.I. Core Equity Fund -- Series I shares, AIM V.I. Global Real Estate Fund -- Series II shares, AIM V.I. Government Securities Fund -- Series I shares, AIM V.I. International Growth Fund -- Series II shares, AIM V.I. Large Cap Growth Fund -- Series I shares, AIM V.I. Technology Fund -- Series I shares, AIM V.I. Utilities Fund -- Series I shares; Alger American Fund -- Alger American Growth Portfolio -- Class O Shares, Alger American Small Capitalization Portfolio -- Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B, AllianceBernstein Global Technology
Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R)
Fund -- Class I, VP Value Fund -- Class I; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III, BlackRock Global Allocation V.I. Fund -- Class III, BlackRock Large Cap Growth V.I.
Fund -- Class III, BlackRock Value Opportunities V.I. Fund -- Class III; Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A, Columbia Marsico International Opportunities Fund, Variable Series -- Class B; Dreyfus -- Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; DWS Variable Series II -- DWS Dreman High Return Equity VIP -- Class B Shares, DWS Dreman Small Mid Cap Value VIP -- Class B Shares, DWS Technology VIP -- Class B Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity
Trust -- Evergreen VA Omega Fund -- Class 2; Federated Insurance
Series -- Federated American Leaders Fund II -- Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares; Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/
Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R)
Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation
Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income
Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth
Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap
Portfolio -- Initial Class, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton VIP Founding Funds Allocation
Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 1 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation
Fund -- Class 2 Shares, Templeton Global Income Securities Fund -- Class 1 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Income Fund, International Equity Fund, Mid-Cap Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Small-Cap Equity Fund, Total Return Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; J.P. Morgan Series Trust II -- Bond Portfolio, International Equity Portfolio, Mid Cap Value Portfolio, Small Company Portfolio, U.S. Large Cap Core Equity Portfolio; Janus Aspen
Series -- Balanced Portfolio -- Institutional Shares, Balanced
Portfolio -- Service Shares, Fundamental Equity Portfolio -- Institutional Shares, Flexible Bond Portfolio -- Institutional Shares, Forty
Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology
Portfolio -- Service Shares, International Growth Portfolio -- Institutional Shares, International Growth Portfolio -- Service Shares, Large Cap Growth Portfolio -- Institutional Shares, Large Cap Growth Portfolio -- Service Shares, Mid Cap Growth Portfolio -- Institutional Shares, Mid Cap Growth Portfolio -- Service Shares, Worldwide Growth

Portfolio -- Institutional Shares, Worldwide Growth Portfolio -- Service Shares; JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio 1, JPMorgan Insurance Trust Diversified Equity Portfolio 1, JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1, JPMorgan Insurance Trust Equity Index Portfolio 1, JPMorgan Insurance Trust Government Bond Portfolio 1, JPMorgan Insurance Trust Intrepid Growth Portfolio 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1; Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth
Portfolio -- Class II, Legg Mason Partners Variable Capital and Income Portfolio -- Class I, Legg Mason Partners Variable Capital and Income
Portfolio -- Class II, Legg Mason Partners Variable Fundamental Value
Portfolio -- Class I, Legg Mason Partners Variable Investors Portfolio -- Class I; Legg Mason Partners Variable Income Trust -- Legg Mason Partners Variable Strategic Bond Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Old Mutual Insurance Series Fund -- Old Mutual Growth II Portfolio, Old Mutual Large Cap Growth Portfolio; Oppenheimer Variable Account
Funds -- Oppenheimer Balanced Fund/VA, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares, Oppenheimer MidCap Fund/VA, Oppenheimer MidCap Fund/VA -- Service Shares; PIMCO Variable Insurance
Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield
Portfolio -- Administrative Class Shares, Long-Term U.S. Government
Portfolio -- Administrative Class Shares, Low Duration
Portfolio -- Administrative Class Shares, Total Return
Portfolio -- Administrative Class Shares; The Prudential Series
Fund -- Jennison 20/20 Focus Portfolio -- Class II, Jennison Portfolio -- Class II, Natural Resources Portfolio -- Class II, SP International Growth
Portfolio -- Class II, SP Prudential U.S. Emerging Growth Portfolio -- Class II; Rydex Variable Trust -- OTC Fund; The Universal Institutional Funds,
Inc. -- Equity and Income Portfolio -- Class II Shares; Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares, Strategic Growth Portfolio -- Class II Shares; XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares) as of December 31, 2007, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life & Annuity VA Separate Account 1 as of December 31, 2007, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
April 11, 2008

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2007

                                                                AIM Variable Insurance Funds
                                              ----------------------------------------------------------------
                                                                  AIM V.I.        AIM V.I.
                                                  AIM V.I.         Capital         Capital        AIM V.I.
                                                Basic Value     Appreciation     Development     Core Equity
                               Consolidated       Fund --          Fund --         Fund --         Fund --
                                  Total       Series II shares Series I shares Series I shares Series I shares
                              --------------- ---------------- --------------- --------------- ---------------
Assets:
Investments at fair
  market value (note 2b):.... $11,495,257,456    25,727,351      25,954,024        21,382        25,400,908
Dividend receivable..........       4,196,701            --              --            --                --
Receivable from
  affiliate (note 4b)........           1,206             1               5            --                --
Receivable for units sold....      10,230,537            --              --            --                --
                              ---------------    ----------      ----------        ------        ----------
       Total assets..........  11,509,685,900    25,727,352      25,954,029        21,382        25,400,908
                              ---------------    ----------      ----------        ------        ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....       1,609,745         3,404           3,366             1             3,304
Payable for units
  withdrawn..................       5,992,570         2,166          21,726            --            12,043
                              ---------------    ----------      ----------        ------        ----------
       Total liabilities.....       7,602,315         5,570          25,092             1            15,347
                              ---------------    ----------      ----------        ------        ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  11,346,794,703    25,665,019      25,928,937        21,381        25,385,561
   Variable deferred
     annuity contract
     owners in the
     annuitization period....     132,224,280        56,763              --            --                --
   Genworth Life and
     Annuity (note 4d).......      23,064,602            --              --            --                --
                              ---------------    ----------      ----------        ------        ----------
       Net assets............ $11,502,083,585    25,721,782      25,928,937        21,381        25,385,561
                              ===============    ==========      ==========        ======        ==========
Investments in
  securities, at cost........ $10,632,916,103    24,612,127      20,209,288        19,131        22,121,998
                              ===============    ==========      ==========        ======        ==========
Shares outstanding...........                     2,038,617         883,692         1,134           872,584
                                                 ==========      ==========        ======        ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                          AIM Variable Insurance Funds (continued)
                              -----------------------------------------------------------------
                                  AIM V.I.        AIM V.I.         AIM V.I.        AIM V.I.
                                   Global        Government     International      Large Cap
                                Real Estate      Securities         Growth          Growth
                                  Fund --          Fund --         Fund --          Fund --
                              Series II shares Series I shares Series II shares Series I shares
                              ---------------- --------------- ---------------- ---------------
Assets:
Investments at fair
  market value (note 2b):....     $237,742         20,919         89,183,567        31,307
Dividend receivable..........           --             --                 --            --
Receivable from
  affiliate (note 4b)........           --             --                  8            --
Receivable for units sold....        3,824             --            270,682            --
                                  --------         ------         ----------        ------
       Total assets..........      241,566         20,919         89,454,257        31,307
                                  --------         ------         ----------        ------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....           36              1             13,228             4
Payable for units
  withdrawn..................           --             --                 --            --
                                  --------         ------         ----------        ------
       Total liabilities.....           36              1             13,228             4
                                  --------         ------         ----------        ------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....      227,658         20,918         87,575,164        31,303
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       13,872             --          1,865,865            --
   Genworth Life and
     Annuity (note 4d).......           --             --                 --            --
                                  --------         ------         ----------        ------
       Net assets............     $241,530         20,918         89,441,029        31,303
                                  ========         ======         ==========        ======
Investments in
  securities, at cost........     $283,536         21,095         80,845,261        25,296
                                  ========         ======         ==========        ======
Shares outstanding...........       10,976          1,736          2,683,827         1,975
                                  ========         ======         ==========        ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                               AIM Variable Insurance Funds
                                        (continued)                Alger American Fund
                              ------------------------------- -----------------------------
                                                                  Alger          Alger
                                 AIM V.I.        AIM V.I.        American    American Small
                                Technology       Utilities        Growth     Capitalization
                                  Fund --         Fund --     Portfolio  --   Portfolio --
                              Series I shares Series I shares Class O Shares Class O Shares
                              --------------- --------------- -------------- --------------
Assets:
Investments at fair
  market value (note 2b):....     $11,297          3,717        77,513,384     65,736,648
Dividend receivable..........          --             --                --             --
Receivable from
  affiliate (note 4b)........          --              1                 6             --
Receivable for units sold....          --             --                --             --
                                  -------          -----        ----------     ----------
       Total assets..........      11,297          3,718        77,513,390     65,736,648
                                  -------          -----        ----------     ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....           1             --             9,393          7,973
Payable for units
  withdrawn..................           1              1            57,441         64,483
                                  -------          -----        ----------     ----------
       Total liabilities.....           2              1            66,834         72,456
                                  -------          -----        ----------     ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....      11,295          3,717        77,380,995     65,578,863
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --             --            65,561         85,329
   Genworth Life and
     Annuity (note 4d).......          --             --                --             --
                                  -------          -----        ----------     ----------
       Net assets............     $11,295          3,717        77,446,556     65,664,192
                                  =======          =====        ==========     ==========
Investments in
  securities, at cost........     $ 8,914          3,073        64,823,131     44,985,874
                                  =======          =====        ==========     ==========
Shares outstanding...........         748            155         1,573,237      1,972,889
                                  =======          =====        ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                         AllianceBernstein Variable Products Series Fund, Inc.
                              -----------------------------------------------------------------------------------------
                              AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein
                               Balanced Wealth       Global          Growth and       International       Large Cap
                                  Strategy         Technology          Income             Value            Growth
                                Portfolio --      Portfolio --      Portfolio --      Portfolio --      Portfolio --
                                   Class B           Class B           Class B           Class B           Class B
                              ----------------- ----------------- ----------------- ----------------- -----------------
Assets:
Investments at fair
  market value (note 2b):....    $7,134,380         6,406,095        151,362,640       179,283,634       29,223,812
Dividend receivable..........            --                --                 --                --               --
Receivable from
  affiliate (note 4b)........            --                 1                 --                --               --
Receivable for units sold....       216,706            25,744                 --           897,966               --
                                 ----------         ---------        -----------       -----------       ----------
       Total assets..........     7,351,086         6,431,840        151,362,640       180,181,600       29,223,812
                                 ----------         ---------        -----------       -----------       ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....         1,256               822             19,531            27,121            3,847
Payable for units
  withdrawn..................            --                --             15,859                --           13,941
                                 ----------         ---------        -----------       -----------       ----------
       Total liabilities.....         1,256               822             35,390            27,121           17,788
                                 ----------         ---------        -----------       -----------       ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     7,181,709         6,431,018        151,237,205       175,814,800       29,206,024
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       168,121                --             90,045         4,339,679               --
   Genworth Life and
     Annuity (note 4d).......            --                --                 --                --               --
                                 ----------         ---------        -----------       -----------       ----------
       Net assets............    $7,349,830         6,431,018        151,327,250       180,154,479       29,206,024
                                 ==========         =========        ===========       ===========       ==========
Investments in
  securities, at cost........    $7,202,860         5,524,049        129,033,700       174,054,737       23,098,407
                                 ==========         =========        ===========       ===========       ==========
Shares outstanding...........       550,068           315,416          5,701,041         7,205,934          975,428
                                 ==========         =========        ===========       ===========       ==========

                              ------------------
                              AllianceBernstein
                                  Small Cap
                                   Growth
                                Portfolio --
                                   Class B
                              -----------------
Assets:
Investments at fair
  market value (note 2b):....    11,333,350
Dividend receivable..........            --
Receivable from
  affiliate (note 4b)........             2
Receivable for units sold....        12,285
                                 ----------
       Total assets..........    11,345,637
                                 ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....         1,436
Payable for units
  withdrawn..................            --
                                 ----------
       Total liabilities.....         1,436
                                 ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    11,344,201
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --
   Genworth Life and
     Annuity (note 4d).......            --
                                 ----------
       Net assets............    11,344,201
                                 ==========
Investments in
  securities, at cost........    10,509,351
                                 ==========
Shares outstanding...........       746,106
                                 ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                                          American Century
                                                                              Variable
                              American Century Variable Portfolios, Inc. Portfolios II, Inc.
                              ---------------------------------------    -------------------
                                 VP                                              VP
                              Income &         VP          VP      VP         Inflation
                               Growth     International Ultra(R)  Value      Protection
                              Fund --        Fund --    Fund --  Fund --       Fund --
                              Class I        Class I    Class I  Class I      Class II
                              --------    ------------- -------- ------- -------------------
Assets:
Investments at fair
  market value (note 2b):.... $132,340      3,289,575    62,258  211,597      4,144,132
Dividend receivable..........       --             --        --       --         12,917
Receivable from
  affiliate (note 4b)........       --             --        --       --             --
Receivable for units sold....       --         42,027        --      268          2,070
                              --------      ---------    ------  -------      ---------
       Total assets..........  132,340      3,331,602    62,258  211,865      4,159,119
                              --------      ---------    ------  -------      ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....       20            494        10       27          1,668
Payable for units
  withdrawn..................        1             --         1       --             --
                              --------      ---------    ------  -------      ---------
       Total liabilities.....       21            494        11       27          1,668
                              --------      ---------    ------  -------      ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  132,319      3,037,722    62,247  192,954      4,099,987
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       --        293,386        --   18,884         57,464
   Genworth Life and
     Annuity (note 4d).......       --             --        --       --             --
                              --------      ---------    ------  -------      ---------
       Net assets............ $132,319      3,331,108    62,247  211,838      4,157,451
                              ========      =========    ======  =======      =========
Investments in
  securities, at cost........ $125,295      2,913,771    50,618  232,769      4,008,796
                              ========      =========    ======  =======      =========
Shares outstanding...........   15,643        277,367     5,124   28,326        392,809
                              ========      =========    ======  =======      =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                        BlackRock Variable Series Funds, Inc.
                              ----------------------------------------------------------
                                                  BlackRock     BlackRock    BlackRock
                                 BlackRock         Global       Large Cap      Value
                              Basic Value V.I. Allocation V.I. Growth V.I. Opportunities
                                  Fund --          Fund --       Fund --   V.I. Fund --
                                 Class III        Class III     Class III    Class III
                              ---------------- --------------- ----------- -------------
Assets:
Investments at fair
  market value (note 2b):....   $16,016,041      264,066,314    3,241,947    7,372,587
Dividend receivable..........            --               --           --           --
Receivable from
  affiliate (note 4b)........            --               --            2           --
Receivable for units sold....        35,487        1,511,517        4,617       36,128
                                -----------      -----------    ---------   ----------
       Total assets..........    16,051,528      265,577,831    3,246,566    7,408,715
                                -----------      -----------    ---------   ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....         2,477           49,677          424        1,195
Payable for units
  withdrawn..................            --               --           --           --
                                -----------      -----------    ---------   ----------
       Total liabilities.....         2,477           49,677          424        1,195
                                -----------      -----------    ---------   ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    16,049,051      251,012,223    3,246,142    7,407,520
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --       14,515,931           --           --
   Genworth Life and
     Annuity (note 4d).......            --               --           --           --
                                -----------      -----------    ---------   ----------
       Net assets............   $16,049,051      265,528,154    3,246,142    7,407,520
                                ===========      ===========    =========   ==========
Investments in
  securities, at cost........   $18,410,340      267,995,167    2,988,804   12,617,988
                                ===========      ===========    =========   ==========
Shares outstanding...........     1,160,583       18,173,869      255,674      462,811
                                ===========      ===========    =========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                Columbia Funds Variable
                                   Insurance Trust I                       Dreyfus
                              --------------------------- ------------------------------------------
                                              Columbia
                                Columbia      Marsico        Dreyfus       Dreyfus     The Dreyfus
                                Marsico    International    Investment     Variable      Socially
                              Growth Fund, Opportunities  Portfolios --   Investment   Responsible
                                Variable   Fund, Variable  MidCap Stock    Fund --        Growth
                               Series --     Series --     Portfolio --  Money Market Fund, Inc. --
                                Class A       Class B     Initial Shares  Portfolio   Initial Shares
                              ------------ -------------- -------------- ------------ --------------
Assets:
Investments at fair
  market value (note 2b):.... $71,692,425   141,700,764      144,058       636,515      5,056,221
Dividend receivable..........          --            --           --         2,174             --
Receivable from
  affiliate (note 4b)........          --            --           --            --              1
Receivable for units sold....      46,484       297,800           --            --             --
                              -----------   -----------      -------       -------      ---------
       Total assets..........  71,738,909   141,998,564      144,058       638,689      5,056,222
                              -----------   -----------      -------       -------      ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....       9,428        20,282           19           106            642
Payable for units
  withdrawn..................          --            --           --           138            229
                              -----------   -----------      -------       -------      ---------
       Total liabilities.....       9,428        20,282           19           244            871
                              -----------   -----------      -------       -------      ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  71,729,481   140,105,306      144,039       638,445      5,055,351
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --     1,872,976           --            --             --
   Genworth Life and
     Annuity (note 4d).......          --            --           --            --             --
                              -----------   -----------      -------       -------      ---------
       Net assets............ $71,729,481   141,978,282      144,039       638,445      5,055,351
                              ===========   ===========      =======       =======      =========
Investments in
  securities, at cost........ $58,191,062   117,336,377      155,329       636,427      4,758,667
                              ===========   ===========      =======       =======      =========
Shares outstanding...........   3,217,793     5,616,360        9,282       636,515        165,778
                              ===========   ===========      =======       =======      =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                                                                        Evergreen
                                                                                                        Variable
                                         DWS Variable Series II            Eaton Vance Variable Trust Annuity Trust
                              -------------------------------------------- -------------------------- -------------
                                   DWS            DWS                                        VT
                                  Dreman         Dreman          DWS            VT        Worldwide     Evergreen
                               High Return   Small Mid Cap    Technology   Floating-Rate   Health       VA Omega
                              Equity VIP --   Value VIP --      VIP --        Income      Sciences       Fund --
                              Class B Shares Class B Shares Class B Shares     Fund         Fund         Class 2
                              -------------- -------------- -------------- -------------  ----------  -------------
Assets:
Investments at fair
  market value (note 2b):....    $129,036        89,052         11,893      65,235,750    10,454,413    1,055,391
Dividend receivable..........          --            --             --         355,773            --           --
Receivable from
  affiliate (note 4b)........          --            --             --              --             2            1
Receivable for units sold....          43            --             --          82,523         1,220           --
                                 --------        ------         ------      ----------    ----------    ---------
       Total assets..........     129,079        89,052         11,893      65,674,046    10,455,635    1,055,392
                                 --------        ------         ------      ----------    ----------    ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....          18            11              2           9,755         1,332          135
Payable for units
  withdrawn..................          --            --             --              --            --          272
                                 --------        ------         ------      ----------    ----------    ---------
       Total liabilities.....          18            11              2           9,755         1,332          407
                                 --------        ------         ------      ----------    ----------    ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     129,061        89,041         11,891      64,370,922    10,452,461    1,054,985
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --            --             --       1,293,369         1,842           --
   Genworth Life and
     Annuity (note 4d).......          --            --             --              --            --           --
                                 --------        ------         ------      ----------    ----------    ---------
       Net assets............    $129,061        89,041         11,891      65,664,291    10,454,303    1,054,985
                                 ========        ======         ======      ==========    ==========    =========
Investments in
  securities, at cost........    $129,182        92,416         10,141      67,238,083     9,406,722      953,244
                                 ========        ======         ======      ==========    ==========    =========
Shares outstanding...........       8,955         4,435          1,129       6,809,577       825,783       53,764
                                 ========        ======         ======      ==========    ==========    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                             Federated Insurance Series
                              ---------------------------------------------------------
                              Federated               Federated   Federated
                               American              High Income High Income Federated
                               Leaders    Federated     Bond        Bond      Kaufmann
                              Fund II --   Capital   Fund II --  Fund II --  Fund II --
                               Primary     Income      Primary     Service    Service
                                Shares     Fund II     Shares      Shares      Shares
                              ----------- ---------- ----------- ----------- ----------
Assets:
Investments at fair
  market value (note 2b):.... $30,744,148 14,817,934 33,368,283  38,352,661  56,828,936
Dividend receivable..........          --         --         --          --          --
Receivable from
  affiliate (note 4b)........           1         10         --           3           2
Receivable for units sold....          --         --         --          --      66,520
                              ----------- ---------- ----------  ----------  ----------
       Total assets..........  30,744,149 14,817,944 33,368,283  38,352,664  56,895,458
                              ----------- ---------- ----------  ----------  ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....       3,686      1,751      4,055       4,959       7,199
Payable for units
  withdrawn..................      28,619     15,247        924     107,695          --
                              ----------- ---------- ----------  ----------  ----------
       Total liabilities.....      32,305     16,998      4,979     112,654       7,199
                              ----------- ---------- ----------  ----------  ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  30,711,844 14,798,209 33,363,304  38,240,010  56,888,259
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --      2,737         --          --          --
   Genworth Life and
     Annuity (note 4d).......          --         --         --          --          --
                              ----------- ---------- ----------  ----------  ----------
       Net assets............ $30,711,844 14,800,946 33,363,304  38,240,010  56,888,259
                              =========== ========== ==========  ==========  ==========
Investments in
  securities, at cost........ $33,807,035 14,855,912 33,895,826  38,692,865  44,077,278
                              =========== ========== ==========  ==========  ==========
Shares outstanding...........   1,794,755  1,540,326  4,455,044   5,148,008   3,053,677
                              =========== ========== ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                             Fidelity(R) Variable Insurance Products Fund
                              ---------------------------------------------------------------------------
                                VIP Asset      VIP Asset          VIP            VIP            VIP
                               Manager/SM/    Manager/SM/      Balanced     Contrafund(R)  Contrafund(R)
                              Portfolio --   Portfolio --    Portfolio --   Portfolio --   Portfolio --
                              Initial Class Service Class 2 Service Class 2 Initial Class Service Class 2
                              ------------- --------------- --------------- ------------- ---------------
Assets:
Investments at fair
  market value (note 2b):.... $116,845,142    27,129,418      55,829,339     328,213,771    274,047,929
Dividend receivable..........           --            --              --              --             --
Receivable from
  affiliate (note 4b)........           --             2              11              --             --
Receivable for units sold....           --            --         108,062          44,031        253,201
                              ------------    ----------      ----------     -----------    -----------
       Total assets..........  116,845,142    27,129,420      55,937,412     328,257,802    274,301,130
                              ------------    ----------      ----------     -----------    -----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....       11,978         4,231           9,584          39,380         36,669
Payable for units
  withdrawn..................      407,641        12,827              --              --             --
                              ------------    ----------      ----------     -----------    -----------
       Total liabilities.....      419,619        17,058           9,584          39,380         36,669
                              ------------    ----------      ----------     -----------    -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  116,354,867    27,112,362      53,679,219     328,056,537    272,599,843
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       70,656            --       2,248,609         161,885      1,664,618
   Genworth Life and
     Annuity (note 4d).......           --            --              --              --             --
                              ------------    ----------      ----------     -----------    -----------
       Net assets............ $116,425,523    27,112,362      55,927,828     328,218,422    274,264,461
                              ============    ==========      ==========     ===========    ===========
Investments in
  securities, at cost........ $105,759,942    24,652,415      54,980,726     311,847,462    290,544,306
                              ============    ==========      ==========     ===========    ===========
Shares outstanding...........    7,051,608     1,661,324       3,567,370      11,763,934      9,979,895
                              ============    ==========      ==========     ===========    ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                       Fidelity(R) Variable Insurance Products Fund (continued)
                              ---------------------------------------------------------------------------
                                    VIP                                          VIP            VIP
                              Dynamic Capital      VIP            VIP         Growth &       Growth &
                               Appreciation   Equity-Income  Equity-Income     Income         Income
                               Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                              Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
                              --------------- ------------- --------------- ------------- ---------------
Assets:
Investments at fair
  market value (note 2b):....   $4,269,282     273,769,165    170,854,032    59,738,920     32,273,075
Dividend receivable..........           --              --             --            --             --
Receivable from
  affiliate (note 4b)........           --              --             --            --             --
Receivable for units sold....        7,510              --        146,006         4,324             --
                                ----------     -----------    -----------    ----------     ----------
       Total assets..........    4,276,792     273,769,165    171,000,038    59,743,244     32,273,075
                                ----------     -----------    -----------    ----------     ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....          550          31,841         23,293         7,284          4,147
Payable for units
  withdrawn..................           --         239,607             --            --          1,290
                                ----------     -----------    -----------    ----------     ----------
       Total liabilities.....          550         271,448         23,293         7,284          5,437
                                ----------     -----------    -----------    ----------     ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    4,276,242     273,316,276    169,695,305    59,729,827     32,267,638
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --         181,441      1,281,440         6,133             --
   Genworth Life and
     Annuity (note 4d).......           --              --             --            --             --
                                ----------     -----------    -----------    ----------     ----------
       Net assets............   $4,276,242     273,497,717    170,976,745    59,735,960     32,267,638
                                ==========     ===========    ===========    ==========     ==========
Investments in
  securities, at cost........   $4,300,153     267,665,867    175,490,293    49,116,915     25,933,379
                                ==========     ===========    ===========    ==========     ==========
Shares outstanding...........      475,421      11,449,986      7,248,792     3,511,988      1,925,601
                                ==========     ===========    ===========    ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                      Fidelity(R) Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------------------
                                   VIP                                          VIP
                                 Growth          VIP            VIP         Investment         VIP
                              Opportunities    Growth         Growth        Grade Bond       Mid Cap
                              Portfolio --  Portfolio --   Portfolio --    Portfolio --   Portfolio --
                              Initial Class Initial Class Service Class 2 Service Class 2 Initial Class
                              ------------- ------------- --------------- --------------- -------------
Assets:
Investments at fair
  market value (note 2b):....  $20,632,946   153,234,472    60,354,180      28,279,269       36,825
Dividend receivable..........           --            --            --              --           --
Receivable from
  affiliate (note 4b)........           --            --            39              --           --
Receivable for units sold....           --            --        30,497          73,117           --
                               -----------   -----------    ----------      ----------       ------
       Total assets..........   20,632,946   153,234,472    60,384,716      28,352,386       36,825
                               -----------   -----------    ----------      ----------       ------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....        2,515        17,558         7,857           4,736            2
Payable for units
  withdrawn..................       10,669       796,373            --              --           --
                               -----------   -----------    ----------      ----------       ------
       Total liabilities.....       13,184       813,931         7,857           4,736            2
                               -----------   -----------    ----------      ----------       ------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   20,584,761   152,383,766    60,376,859      27,161,307       36,823
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       35,001        36,775            --       1,186,343           --
   Genworth Life and
     Annuity (note 4d).......           --            --            --              --           --
                               -----------   -----------    ----------      ----------       ------
       Net assets............  $20,619,762   152,420,541    60,376,859      28,347,650       36,823
                               ===========   ===========    ==========      ==========       ======
Investments in
  securities, at cost........  $15,967,227   119,393,637    47,063,889      27,680,106       26,802
                               ===========   ===========    ==========      ==========       ======
Shares outstanding...........      922,349     3,396,154     1,351,717       2,255,125        1,018
                               ===========   ===========    ==========      ==========       ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                              Fidelity(R) Variable Insurance Products Fund     Franklin Templeton Variable Insurance
                                               (continued)                                 Products Trust
                              --------------------------------------------- --------------------------------------------
                                                                                                             Franklin
                                                                                              Franklin      Templeton
                                                                  VIP          Franklin      Large Cap     VIP Founding
                                    VIP            VIP           Value          Income         Growth         Funds
                                  Mid Cap       Overseas      Strategies      Securities     Securities     Allocation
                               Portfolio --   Portfolio --   Portfolio --      Fund --        Fund --        Fund --
                              Service Class 2 Initial Class Service Class 2 Class 2 Shares Class 2 Shares Class 2 Shares
                              --------------- ------------- --------------- -------------- -------------- --------------
Assets:
Investments at fair
  market value (note 2b):....  $245,567,105    83,335,926      6,999,441     768,977,721      771,614       72,388,317
Dividend receivable..........            --            --             --              --           --               --
Receivable from
  affiliate (note 4b)........            10            36              3              --           --                1
Receivable for units sold....            --            --          1,033       1,179,356        1,152          860,217
                               ------------    ----------      ---------     -----------      -------       ----------
       Total assets..........   245,567,115    83,335,962      7,000,477     770,157,077      772,766       73,248,535
                               ------------    ----------      ---------     -----------      -------       ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....        31,890         9,578            904         131,066          101           13,277
Payable for units
  withdrawn..................         6,347        81,550             --              --           --               --
                               ------------    ----------      ---------     -----------      -------       ----------
       Total liabilities.....        38,237        91,128            904         131,066          101           13,277
                               ------------    ----------      ---------     -----------      -------       ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   244,902,870    83,180,827      6,999,573     744,768,290      687,438       69,567,346
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       626,008        64,007             --      25,257,721       85,227        3,667,912
   Genworth Life and
     Annuity (note 4d).......            --            --             --              --           --               --
                               ------------    ----------      ---------     -----------      -------       ----------
       Net assets............  $245,528,878    83,244,834      6,999,573     770,026,011      772,665       73,235,258
                               ============    ==========      =========     ===========      =======       ==========
Investments in
  securities, at cost........  $206,376,749    59,298,406      7,346,218     760,060,260      755,377       73,182,484
                               ============    ==========      =========     ===========      =======       ==========
Shares outstanding...........     6,892,144     3,291,308        554,631      44,423,901       44,731        7,775,329
                               ============    ==========      =========     ===========      =======       ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                          Franklin Templeton Variable Insurance Products Trust (continued)
                              -----------------------------------------------------------------------------------------
                                               Templeton      Templeton      Templeton      Templeton      Templeton
                              Mutual Shares     Foreign        Foreign      Global Asset  Global Income      Growth
                                Securities     Securities     Securities     Allocation     Securities     Securities
                                 Fund --        Fund --        Fund --        Fund --        Fund --        Fund --
                              Class 2 Shares Class 1 Shares Class 2 Shares Class 2 Shares Class 1 Shares Class 2 Shares
                              -------------- -------------- -------------- -------------- -------------- --------------
Assets:
Investments at fair
  market value (note 2b):....  $32,691,388     21,900,879     3,874,082       201,624       7,507,390      20,595,948
Dividend receivable..........           --             --            --            --              --              --
Receivable from
  affiliate (note 4b)........            1             --            --            --              --               4
Receivable for units sold....       41,122             --        45,500            --              --          41,596
                               -----------     ----------     ---------       -------       ---------      ----------
       Total assets..........   32,732,511     21,900,879     3,919,582       201,624       7,507,390      20,637,548
                               -----------     ----------     ---------       -------       ---------      ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....        4,199          2,688           580            25             849           2,643
Payable for units
  withdrawn..................           --         16,985            --            --             933              --
                               -----------     ----------     ---------       -------       ---------      ----------
       Total liabilities.....        4,199         19,673           580            25           1,782           2,643
                               -----------     ----------     ---------       -------       ---------      ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   32,609,436     21,860,307     3,586,545       201,599       7,505,608      20,634,905
   Variable deferred
     annuity contract
     owners in the
     annuitization period....      118,876         20,899       332,457            --              --              --
   Genworth Life and
     Annuity (note 4d).......           --             --            --            --              --              --
                               -----------     ----------     ---------       -------       ---------      ----------
       Net assets............  $32,728,312     21,881,206     3,919,002       201,599       7,505,608      20,634,905
                               ===========     ==========     =========       =======       =========      ==========
Investments in
  securities, at cost........  $33,299,493     18,260,566     3,576,716       250,271       6,663,121      21,025,997
                               ===========     ==========     =========       =======       =========      ==========
Shares outstanding...........    1,619,187      1,064,183       191,313        13,886         441,611       1,333,934
                               ===========     ==========     =========       =======       =========      ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                         GE Investments Funds, Inc.
                              -------------------------------------------------
                                          International   Mid-Cap     Money
                                Income       Equity       Equity      Market
                                 Fund         Fund         Fund        Fund
                              ----------- ------------- ----------- -----------
Assets:
Investments at fair
  market value (note 2b):.... $85,814,753  69,063,760   174,800,359 307,156,952
Dividend receivable..........          --          --            --   1,105,183
Receivable from
  affiliate (note 4b)........          69          --            --          59
Receivable for units sold....          --      18,389            --          --
                              -----------  ----------   ----------- -----------
       Total assets..........  85,814,822  69,082,149   174,800,359 308,262,194
                              -----------  ----------   ----------- -----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....      10,650       5,499        22,696      39,438
Payable for units
  withdrawn..................      28,004          --       468,437   1,285,620
                              -----------  ----------   ----------- -----------
       Total liabilities.....      38,654       5,499       491,133   1,325,058
                              -----------  ----------   ----------- -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  85,747,241  46,012,048   173,644,502 306,931,340
   Variable deferred
     annuity contract
     owners in the
     annuitization period....      28,927          --       664,724       5,796
   Genworth Life and
     Annuity (note 4d).......          --  23,064,602            --          --
                              -----------  ----------   ----------- -----------
       Net assets............ $85,776,168  69,076,650   174,309,226 306,937,136
                              ===========  ==========   =========== ===========
Investments in
  securities, at cost........ $92,148,329  62,575,363   178,417,928 307,156,951
                              ===========  ==========   =========== ===========
Shares outstanding...........   7,462,152   4,707,823    10,104,067 307,156,952
                              ===========  ==========   =========== ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                           GE Investments Funds, Inc. (continued)
                              ----------------------------------------------------------------
                                                                                    Total
                                 Premier    Real Estate S&P 500(R)   Small-Cap      Return
                              Growth Equity Securities    Index       Equity       Fund --
                                  Fund         Fund        Fund        Fund     Class 1 Shares
                              ------------- ----------- ----------- ----------- --------------
Assets:
Investments at fair
  market value (note 2b):....  $77,450,209   87,045,843 377,279,970  94,422,669 1,480,098,741
Dividend receivable..........           --           --          --          --            --
Receivable from
  affiliate (note 4b)........           18           27         144          18           188
Receivable for units sold....           --           --          --          --       101,920
                               -----------  ----------- ----------- ----------- -------------
       Total assets..........   77,450,227   87,045,870 377,280,114  94,422,687 1,480,200,849
                               -----------  ----------- ----------- ----------- -------------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....        9,806       10,560      47,697      12,186       211,835
Payable for units
  withdrawn..................       80,006       97,920     133,311     127,824            --
                               -----------  ----------- ----------- ----------- -------------
       Total liabilities.....       89,812      108,480     181,008     140,010       211,835
                               -----------  ----------- ----------- ----------- -------------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   77,261,477   86,906,243 376,153,462  94,282,677 1,479,670,629
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       98,938       31,147     945,644          --       318,385
   Genworth Life and
     Annuity (note 4d).......           --           --          --          --            --
                               -----------  ----------- ----------- ----------- -------------
       Net assets............  $77,360,415   86,937,390 377,099,106  94,282,677 1,479,989,014
                               ===========  =========== =========== =========== =============
Investments in
  securities, at cost........  $69,507,019  131,483,066 318,337,458 105,966,334 1,328,400,551
                               ===========  =========== =========== =========== =============
Shares outstanding...........      981,003    8,015,271  14,226,243   7,758,642    79,532,442
                               ===========  =========== =========== =========== =============

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                                     Goldman Sachs Variable
                              GE Investments Funds, Inc. (continued)    Insurance Trust
                              -------------------------------------  ----------------------
                                                                      Goldman     Goldman
                                                                       Sachs       Sachs
                               Total Return                 Value    Growth and   Mid Cap
                                 Fund --      U.S. Equity   Equity     Income      Value
                              Class 3 Shares     Fund        Fund       Fund       Fund
                              --------------  ----------- ---------- ---------- -----------
Assets:
Investments at fair
  market value (note 2b):.... $1,022,106,791  70,298,735  34,507,351 33,632,549 147,403,941
Dividend receivable..........             --          --          --         --          --
Receivable from
  affiliate (note 4b)........             --          61          11         --          --
Receivable for units sold....      1,338,033          --          --         --          --
                              --------------  ----------  ---------- ---------- -----------
       Total assets..........  1,023,444,824  70,298,796  34,507,362 33,632,549 147,403,941
                              --------------  ----------  ---------- ---------- -----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....        180,250       8,925       4,458      4,153      18,163
Payable for units
  withdrawn..................             --     187,747      23,571     57,203     116,227
                              --------------  ----------  ---------- ---------- -----------
       Total liabilities.....        180,250     196,672      28,029     61,356     134,390
                              --------------  ----------  ---------- ---------- -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    977,445,344  70,096,545  34,479,333 33,571,193 147,166,933
   Variable deferred
     annuity contract
     owners in the
     annuitization period....     45,819,230       5,579          --         --     102,618
   Genworth Life and
     Annuity (note 4d).......             --          --          --         --          --
                              --------------  ----------  ---------- ---------- -----------
       Net assets............ $1,023,264,574  70,102,124  34,479,333 33,571,193 147,269,551
                              ==============  ==========  ========== ========== ===========
Investments in
  securities, at cost........ $1,014,538,343  65,002,960  32,140,446 33,644,332 156,198,010
                              ==============  ==========  ========== ========== ===========
Shares outstanding...........     54,981,538   1,930,753   3,396,393  2,684,162  10,513,833
                              ==============  ==========  ========== ========== ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                           J.P. Morgan Series Trust II
                              ------------------------------------------------------
                                                                          U.S. Large
                                        International  Mid Cap    Small    Cap Core
                                Bond       Equity       Value    Company    Equity
                              Portfolio   Portfolio   Portfolio Portfolio Portfolio
                              --------- ------------- --------- --------- ----------
Assets:
Investments at fair
  market value (note 2b):     $327,066     125,540     207,521   26,928     10,253
Dividend receivable..........       --          --          --       --         --
Receivable from
  affiliate (note 4b)........       --          --           2       --         --
Receivable for units sold....       --          --          11       --         --
                              --------     -------     -------   ------     ------
       Total assets..........  327,066     125,540     207,534   26,928     10,253
                              --------     -------     -------   ------     ------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....       42          20          29        3          1
Payable for units
  withdrawn..................      155           1          --       --         --
                              --------     -------     -------   ------     ------
       Total liabilities.....      197          21          29        3          1
                              --------     -------     -------   ------     ------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  326,869     125,519     207,505   26,925     10,252
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       --          --          --       --         --
   Genworth Life and
     Annuity (note 4d).......       --          --          --       --         --
                              --------     -------     -------   ------     ------
       Net assets............ $326,869     125,519     207,505   26,925     10,252
                              ========     =======     =======   ======     ======
Investments in
  securities, at cost........ $344,353     102,137     200,954   29,267      9,843
                              ========     =======     =======   ======     ======
Shares outstanding...........   29,255       7,871       6,766    1,677        649
                              ========     =======     =======   ======     ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                       Janus Aspen Series
                              --------------------------------------------------------------------
                                                          Fundamental
                                Balanced      Balanced      Equity     Flexible Bond     Forty
                              Portfolio --  Portfolio -- Portfolio --  Portfolio --  Portfolio --
                              Institutional   Service    Institutional Institutional Institutional
                                 Shares        Shares       Shares        Shares        Shares
                              ------------- ------------ ------------- ------------- -------------
Assets:
Investments at fair
  market value (note 2b):.... $195,173,435  158,302,505     18,045      26,344,336    114,660,704
Dividend receivable..........           --           --         --              --             --
Receivable from
  affiliate (note 4b)........           17           --          1               8             --
Receivable for units sold....           --        1,906         --          21,176         12,777
                              ------------  -----------     ------      ----------    -----------
       Total assets..........  195,173,452  158,304,411     18,046      26,365,520    114,673,481
                              ------------  -----------     ------      ----------    -----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....       23,202       22,422          1           3,134         14,049
Payable for units
  withdrawn..................      176,638           --         --              --             --
                              ------------  -----------     ------      ----------    -----------
       Total liabilities.....      199,840       22,422          1           3,134         14,049
                              ------------  -----------     ------      ----------    -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  194,897,847  157,488,499     18,045      26,362,386    114,400,325
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       75,765      793,490         --              --        259,107
   Genworth Life and
     Annuity (note 4d).......           --           --         --              --             --
       Net assets............ $194,973,612  158,281,989     18,045      26,362,386    114,659,432
                              ============  ===========     ======      ==========    ===========
Investments in
  securities, at cost........ $156,489,789  132,946,507     14,970      27,514,334     72,417,918
                              ============  ===========     ======      ==========    ===========
Shares outstanding...........    6,494,956    5,093,388        700       2,298,808      2,784,378
                              ============  ===========     ======      ==========    ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                Janus Aspen Series (continued)
                              ------------------------------------------------------------------
                                           Global Life     Global    International International
                                 Forty       Sciences    Technology     Growth        Growth
                              Portfolio -- Portfolio -- Portfolio -- Portfolio --  Portfolio --
                                Service      Service      Service    Institutional    Service
                                 Shares       Shares       Shares       Shares        Shares
                              ------------ ------------ ------------ ------------- -------------
Assets:
Investments at fair
  market value (note 2b):.... $74,835,120   11,377,353   11,342,043   170,498,146   32,021,641
Dividend receivable..........          --           --           --            --           --
Receivable from
  affiliate (note 4b)........          20           --            9            24            4
Receivable for units sold....      99,292           --           --       252,505           --
                              -----------   ----------   ----------   -----------   ----------
       Total assets..........  74,934,432   11,377,353   11,342,052   170,750,675   32,021,645
                              -----------   ----------   ----------   -----------   ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....      11,106        1,419        1,403        20,352        4,060
Payable for units
  withdrawn..................          --       14,094       11,542            --        3,331
                              -----------   ----------   ----------   -----------   ----------
       Total liabilities.....      11,106       15,513       12,945        20,352        7,391
                              -----------   ----------   ----------   -----------   ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  73,351,474   11,361,840   11,327,110   170,614,996   32,014,254
   Variable deferred
     annuity contract
     owners in the
     annuitization period....   1,571,852           --        1,997       115,327           --
   Genworth Life and
     Annuity (note 4d).......          --           --           --            --           --
                              -----------   ----------   ----------   -----------   ----------
       Net assets............ $74,923,326   11,361,840   11,329,107   170,730,323   32,014,254
                              ===========   ==========   ==========   ===========   ==========
Investments in
  securities, at cost........ $58,853,342    8,843,619    9,018,381    98,525,230   11,887,556
                              ===========   ==========   ==========   ===========   ==========
Shares outstanding...........   1,834,194      994,524    2,189,584     2,610,598      496,383
                              ===========   ==========   ==========   ===========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                       Janus Aspen Series (continued)
                              --------------------------------------------------------------------------------
                                Large Cap    Large Cap      Mid Cap      Mid Cap      Worldwide    Worldwide
                                 Growth        Growth       Growth        Growth       Growth        Growth
                              Portfolio --  Portfolio -- Portfolio --  Portfolio -- Portfolio --  Portfolio --
                              Institutional   Service    Institutional   Service    Institutional   Service
                                 Shares        Shares       Shares        Shares       Shares        Shares
                              ------------- ------------ ------------- ------------ ------------- ------------
Assets:
Investments at fair
  market value (note 2b):.... $120,861,190   11,801,319   102,918,703   12,597,550   140,609,270   14,871,125
Dividend receivable..........           --           --            --           --            --           --
Receivable from
  affiliate (note 4b)........           --           --            20           --            --            2
Receivable for units sold....           --           --       237,423           --            --        3,749
                              ------------   ----------   -----------   ----------   -----------   ----------
       Total assets..........  120,861,190   11,801,319   103,156,146   12,597,550   140,609,270   14,874,876
                              ------------   ----------   -----------   ----------   -----------   ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....       14,319        1,528        12,269        1,654        16,442        1,913
Payable for units
  withdrawn..................      112,557        6,854            --       17,439       481,904           --
                              ------------   ----------   -----------   ----------   -----------   ----------
       Total liabilities.....      126,876        8,382        12,269       19,093       498,346        1,913
                              ------------   ----------   -----------   ----------   -----------   ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  120,701,074   11,792,937   103,074,913   12,578,457   140,035,812   14,872,963
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       33,240           --        68,964           --        75,112           --
   Genworth Life and
     Annuity (note 4d).......           --           --            --           --            --           --
                              ------------   ----------   -----------   ----------   -----------   ----------
       Net assets............ $120,734,314   11,792,937   103,143,877   12,578,457   140,110,924   14,872,963
                              ============   ==========   ===========   ==========   ===========   ==========
Investments in
  securities, at cost........ $ 99,871,608    9,112,051    78,359,283    8,505,256   123,760,099   12,003,514
                              ============   ==========   ===========   ==========   ===========   ==========
Shares outstanding...........    4,574,610      452,678     2,576,833      323,429     3,979,883      424,525
                              ============   ==========   ===========   ==========   ===========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                           JPMorgan Insurance Trust
                              -----------------------------------------------------------------------------------
                                                       JPMorgan
                                           JPMorgan    Insurance   JPMorgan    JPMorgan    JPMorgan    JPMorgan
                               JPMorgan    Insurance     Trust     Insurance   Insurance   Insurance   Insurance
                               Insurance     Trust    Diversified    Trust       Trust       Trust       Trust
                              Trust Core  Diversified   Mid Cap     Equity    Government   Intrepid    Intrepid
                                 Bond       Equity      Growth       Index       Bond       Growth      Mid Cap
                              Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1
                              ----------- ----------- ----------- ----------- ----------- ----------- -----------
Assets:
Investments at fair
  market value (note 2b):.... $2,297,037    729,618     15,597      563,685    2,128,954    909,042     737,561
Dividend receivable..........         --         --         --           --           --         --          --
Receivable from
  affiliate (note 4b)........         --          1         --           --            1         --          --
Receivable for units sold....     24,053     13,312         --        9,876       24,071     16,104      12,876
                              ----------    -------     ------      -------    ---------    -------     -------
       Total assets..........  2,321,090    742,931     15,597      573,561    2,153,026    925,146     750,437
                              ----------    -------     ------      -------    ---------    -------     -------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....        333        117          2           90          313        147         118
Payable for units
  withdrawn..................         --         --         --           --           --         --          --
                              ----------    -------     ------      -------    ---------    -------     -------
       Total liabilities.....        333        117          2           90          313        147         118
                              ----------    -------     ------      -------    ---------    -------     -------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  2,078,609    687,576     15,595      531,960    1,910,678    855,820     694,972
   Variable deferred
     annuity contract
     owners in the
     annuitization period....    242,148     55,238         --       41,511      242,035     69,179      55,347
   Genworth Life and
     Annuity (note 4d).......         --         --         --           --           --         --          --
                              ----------    -------     ------      -------    ---------    -------     -------
       Net assets............ $2,320,757    742,814     15,595      573,471    2,152,713    924,999     750,319
                              ==========    =======     ======      =======    =========    =======     =======
Investments in
  securities, at cost........ $2,248,198    717,080     15,517      557,863    2,070,961    866,432     736,410
                              ==========    =======     ======      =======    =========    =======     =======
Shares outstanding...........    201,318     39,783        754       43,798      186,750     55,531      41,389
                              ==========    =======     ======      =======    =========    =======     =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                                                                Legg Mason
                                                                                                 Partners
                                                                                                 Variable
                                         Legg Mason Partners Variable Equity Trust             Income Trust
                              ---------------------------------------------------------------- ------------
                               Legg Mason   Legg Mason   Legg Mason   Legg Mason                Legg Mason
                                Partners     Partners     Partners     Partners    Legg Mason    Partners
                                Variable     Variable     Variable     Variable     Partners     Variable
                               Aggressive  Capital and  Capital and  Fundamental    Variable    Strategic
                                 Growth       Income       Income       Value      Investors       Bond
                              Portfolio -- Portfolio -- Portfolio -- Portfolio -- Portfolio -- Portfolio --
                                Class II     Class I      Class II     Class I      Class I      Class I
                              ------------ ------------ ------------ ------------ ------------ ------------
Assets:
Investments at fair
  market value (note 2b):.... $11,016,249   10,710,703   13,404,608   15,768,787   30,125,364   27,994,338
Dividend receivable..........          --           --           --           --           --           --
Receivable from
  affiliate (note 4b)........           3            2            1           --            6           --
Receivable for units sold....       3,094        1,814           --           --           --           --
                              -----------   ----------   ----------   ----------   ----------   ----------
       Total assets..........  11,019,346   10,712,519   13,404,609   15,768,787   30,125,370   27,994,338
                              -----------   ----------   ----------   ----------   ----------   ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....       1,502        1,330        2,273        2,103        3,636        3,417
Payable for units
  withdrawn..................          --           --       50,669       23,278       43,595       43,511
                              -----------   ----------   ----------   ----------   ----------   ----------
       Total liabilities.....       1,502        1,330       52,943       25,381       47,231       46,928
                              -----------   ----------   ----------   ----------   ----------   ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  11,017,844   10,711,189   12,856,227   15,743,406   30,036,059   27,947,410
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --           --      495,440           --       42,080           --
   Genworth Life and
     Annuity (note 4d).......          --           --           --           --           --           --
                              -----------   ----------   ----------   ----------   ----------   ----------
       Net assets............ $11,017,844   10,711,189   13,351,667   15,743,406   30,078,139   27,947,410
                              ===========   ==========   ==========   ==========   ==========   ==========
Investments in
  securities, at cost........ $ 9,954,740   12,429,790   15,564,343   17,244,783   24,282,328   30,165,687
                              ===========   ==========   ==========   ==========   ==========   ==========
Shares outstanding...........     676,258      863,070    1,079,276      727,007    1,823,569    2,819,168
                              ===========   ==========   ==========   ==========   ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                             MFS(R) Variable Insurance Trust
                              ---------------------------------------------------------------------------------------------
                              MFS(R) Investors                   MFS(R) New  MFS(R) Strategic MFS(R) Total
                                Growth Stock   MFS(R) Investors  Discovery        Income         Return    MFS(R) Utilities
                                 Series --     Trust Series --   Series --      Series --      Series --      Series --
                                  Service          Service        Service        Service        Service        Service
                                Class Shares     Class Shares   Class Shares   Class Shares   Class Shares   Class Shares
                              ---------------- ---------------- ------------ ---------------- ------------ ----------------
Assets:
Investments at fair
  market value (note 2b):....   $23,656,145       19,414,573     29,384,450       77,558       76,360,637     68,808,772
Dividend receivable..........            --               --             --           --               --             --
Receivable from
  affiliate (note 4b)........            --               26              5           --               --             --
Receivable for units sold....         8,511           19,969          3,136           --           15,448         16,953
                                -----------       ----------     ----------       ------       ----------     ----------
       Total assets..........    23,664,656       19,434,568     29,387,591       77,558       76,376,085     68,825,725
                                -----------       ----------     ----------       ------       ----------     ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....         3,067            2,490          3,755           10           12,648          8,854
Payable for units
  withdrawn..................            --               --             --           --               --             --
                                -----------       ----------     ----------       ------       ----------     ----------
       Total liabilities.....         3,067            2,490          3,755           10           12,648          8,854
                                -----------       ----------     ----------       ------       ----------     ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    23,655,966       19,432,078     29,380,237       77,548       74,539,197     68,816,871
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         5,623               --          3,599           --        1,824,240             --
   Genworth Life and
     Annuity (note 4d).......            --               --             --           --               --             --
                                -----------       ----------     ----------       ------       ----------     ----------
       Net assets............   $23,661,589       19,432,078     29,383,836       77,548       76,363,437     68,816,871
                                ===========       ==========     ==========       ======       ==========     ==========
Investments in
  securities, at cost........   $18,480,437       13,878,806     26,036,277       77,159       74,687,509     49,868,170
                                ===========       ==========     ==========       ======       ==========     ==========
Shares outstanding...........     2,044,611          830,037      1,801,622        7,458        3,561,597      2,017,261
                                ===========       ==========     ==========       ======       ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                              Old Mutual Insurance
                                   Series Fund                      Oppenheimer Variable Account Funds
                              --------------------- ------------------------------------------------------------------
                                                                                             Oppenheimer
                                         Old Mutual              Oppenheimer   Oppenheimer     Capital
                              Old Mutual Large Cap  Oppenheimer    Balanced      Capital     Appreciation  Oppenheimer
                              Growth II    Growth    Balanced     Fund/VA --   Appreciation   Fund/VA --    Core Bond
                              Portfolio  Portfolio    Fund/VA   Service Shares   Fund/VA    Service Shares   Fund/VA
                              ---------- ---------- ----------- -------------- ------------ -------------- -----------
Assets:
Investments at fair
  market value (note 2b):.... $6,181,234 8,336,868  50,987,123    51,844,909    98,221,949    16,723,585   51,800,624
Dividend receivable..........         --        --          --            --            --            --           --
Receivable from
  affiliate (note 4b)........          4         7          12            --            51            --           --
Receivable for units sold....         --        --          --            --       174,918       129,021           --
                              ---------- ---------  ----------    ----------    ----------    ----------   ----------
       Total assets..........  6,181,238 8,336,875  50,987,135    51,844,909    98,396,918    16,852,606   51,800,624
                              ---------- ---------  ----------    ----------    ----------    ----------   ----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....        712       959       5,897         8,443        11,479         2,142        6,165
Payable for units
  withdrawn..................        183    17,589       5,264         1,438            --            --       70,915
                              ---------- ---------  ----------    ----------    ----------    ----------   ----------
       Total liabilities.....        895    18,548      11,161         9,881        11,479         2,142       77,080
                              ---------- ---------  ----------    ----------    ----------    ----------   ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  6,180,343 8,318,327  50,975,974    51,180,967    98,328,138    16,802,557   51,704,232
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         --        --          --       654,061        57,301        47,907       19,312
   Genworth Life and
     Annuity (note 4d).......         --        --          --            --            --            --           --
                              ---------- ---------  ----------    ----------    ----------    ----------   ----------
       Net assets............ $6,180,343 8,318,327  50,975,974    51,835,028    98,385,439    16,850,464   51,723,544
                              ========== =========  ==========    ==========    ==========    ==========   ==========
Investments in
  securities, at cost........ $4,459,900 6,231,239  49,224,683    52,544,721    75,131,152    14,025,939   51,803,578
                              ========== =========  ==========    ==========    ==========    ==========   ==========
Shares outstanding...........    400,858   355,820   3,107,076     3,184,577     2,081,856       357,494    4,683,601
                              ========== =========  ==========    ==========    ==========    ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                Oppenheimer Variable Account Funds (continued)
                              -----------------------------------------------------------------------------------
                               Oppenheimer                               Oppenheimer
                                  Global                  Oppenheimer    Main Street                Oppenheimer
                                Securities   Oppenheimer  Main Street     Small Cap    Oppenheimer     MidCap
                                Fund/VA --   High Income   Fund/VA --     Fund/VA --     MidCap      Fund/VA --
                              Service Shares   Fund/VA   Service Shares Service Shares   Fund/VA   Service Shares
                              -------------- ----------- -------------- -------------- ----------- --------------
Assets:
Investments at fair
  market value (note 2b):....  $120,825,122  43,517,483    55,706,517     62,487,026   59,985,282    5,141,673
Dividend receivable..........            --          --            --             --           --           --
Receivable from
  affiliate (note 4b)........            16          16            --             --           14            1
Receivable for units sold....       140,231          --           586        139,723           --        3,171
                               ------------  ----------    ----------     ----------   ----------    ---------
       Total assets..........   120,965,369  43,517,499    55,707,103     62,626,749   59,985,296    5,144,845
                               ------------  ----------    ----------     ----------   ----------    ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....        15,481       5,026         7,160          9,003        6,789          654
Payable for units
  withdrawn..................            --     129,426            --             --       44,789           --
                               ------------  ----------    ----------     ----------   ----------    ---------
       Total liabilities.....        15,481     134,452         7,160          9,003       51,578          654
                               ------------  ----------    ----------     ----------   ----------    ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   120,945,664  43,346,225    55,587,875     61,657,489   59,875,498    5,144,191
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         4,224      36,822       112,068        960,257       58,220           --
   Genworth Life and
     Annuity (note 4d).......            --          --            --             --           --           --
                               ------------  ----------    ----------     ----------   ----------    ---------
       Net assets............  $120,949,888  43,383,047    55,699,943     62,617,746   59,933,718    5,144,191
                               ============  ==========    ==========     ==========   ==========    =========
Investments in
  securities, at cost........  $ 99,044,273  46,135,674    44,807,600     61,502,272   51,184,212    4,393,304
                               ============  ==========    ==========     ==========   ==========    =========
Shares outstanding...........     3,331,269   5,473,897     2,194,898      3,465,725    1,109,400       96,612
                               ============  ==========    ==========     ==========   ==========    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                           PIMCO Variable Insurance Trust
                              ----------------------------------------------------------------------------------------
                                            Foreign Bond
                                             Portfolio                      Long-Term
                               All Asset    (U.S. Dollar    High Yield   U.S. Government  Low Duration   Total Return
                              Portfolio --   Hedged) --    Portfolio --   Portfolio --    Portfolio --   Portfolio --
                                Advisor    Administrative Administrative Administrative  Administrative Administrative
                              Class Shares  Class Shares   Class Shares   Class Shares    Class Shares   Class Shares
                              ------------ -------------- -------------- --------------- -------------- --------------
Assets:
Investments at fair
  market value (note 2b):.... $15,143,984    8,330,614      84,876,306     81,175,633     190,455,585    298,612,096
Dividend receivable..........          --       23,233         544,705        286,255         704,294      1,162,167
Receivable from
  affiliate (note 4b)........           1            2              --             17              36            123
Receivable for units sold....       7,199           --              --         34,823         441,482             --
                              -----------    ---------      ----------     ----------     -----------    -----------
       Total assets..........  15,151,184    8,353,849      85,421,011     81,496,728     191,601,397    299,774,386
                              -----------    ---------      ----------     ----------     -----------    -----------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....       1,972        1,073          11,075         11,591          31,968         39,759
Payable for units
  withdrawn..................          --        5,998           1,579             --              --        207,448
                              -----------    ---------      ----------     ----------     -----------    -----------
       Total liabilities.....       1,972        7,071          12,654         11,591          31,968        247,207
                              -----------    ---------      ----------     ----------     -----------    -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  15,149,212    8,346,778      85,356,460     80,227,241     183,822,929    298,224,519
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --           --          51,897      1,257,896       7,746,500      1,302,660
   Genworth Life and
     Annuity (note 4d).......          --           --              --             --              --             --
                              -----------    ---------      ----------     ----------     -----------    -----------
       Net assets............ $15,149,212    8,346,778      85,408,357     81,485,137     191,569,429    299,527,179
                              ===========    =========      ==========     ==========     ===========    ===========
Investments in
  securities, at cost........ $15,434,230    8,334,751      85,482,251     79,363,312     187,223,070    291,887,091
                              ===========    =========      ==========     ==========     ===========    ===========
Shares outstanding...........   1,289,948      823,183      10,543,641      7,420,076      18,490,833     28,466,358
                              ===========    =========      ==========     ==========     ===========    ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                   The Prudential Series Fund
                              ---------------------------------------------------------------------
                                                                                      SP Prudential
                                Jennison                  Natural    SP International U.S. Emerging
                              20/20 Focus    Jennison    Resources        Growth         Growth
                              Portfolio -- Portfolio -- Portfolio --   Portfolio --   Portfolio --
                                Class II     Class II     Class II       Class II       Class II
                              ------------ ------------ ------------ ---------------- -------------
Assets:
Investments at fair
  market value (note 2b):.... $43,036,419   3,469,959    42,892,596      160,436         22,413
Dividend receivable..........          --          --            --           --             --
Receivable from
  affiliate (note 4b)........           5           1            --           --             --
Receivable for units sold....     160,044         231        20,317           --             --
                              -----------   ---------    ----------      -------         ------
       Total assets..........  43,196,468   3,470,191    42,912,913      160,436         22,413
                              -----------   ---------    ----------      -------         ------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....       6,663         482         5,802           21              3
Payable for units
  withdrawn..................          --          --            --           --             --
                              -----------   ---------    ----------      -------         ------
       Total liabilities.....       6,663         482         5,802           21              3
                              -----------   ---------    ----------      -------         ------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  41,942,562   3,469,709    42,592,121      160,415         22,410
   Variable deferred
     annuity contract
     owners in the
     annuitization period....   1,247,243          --       314,990           --             --
   Genworth Life and
     Annuity (note 4d).......          --          --            --           --             --
                              -----------   ---------    ----------      -------         ------
       Net assets............ $43,189,805   3,469,709    42,907,111      160,415         22,410
                              ===========   =========    ==========      =======         ======
Investments in
  securities, at cost........ $43,840,197   2,948,295    40,944,660      136,531         19,045
                              ===========   =========    ==========      =======         ======
Shares outstanding...........   2,727,276     149,761       767,035       19,191          2,743
                              ===========   =========    ==========      =======         ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                              Rydex Variable The Universal Institutional         Van Kampen Life
                                  Trust              Funds, Inc.                Investment Trust         XTF Advisors Trust
                              -------------- --------------------------- ------------------------------- ------------------
                                                       Equity                               Strategic
                                                     and Income             Comstock         Growth            ETF 60
                                                    Portfolio --          Portfolio --    Portfolio --      Portfolio --
                                 OTC Fund          Class II Shares       Class II Shares Class II Shares  Class II Shares
                              -------------- --------------------------- --------------- --------------- ------------------
Assets:
Investments at fair
  market value (note 2b):....   $9,436,576            7,078,371            131,190,985     11,431,215        8,309,151
Dividend receivable..........           --                   --                     --             --               --
Receivable from
  affiliate (note 4b)........           --                   --                     --             --               --
Receivable for units sold....           --                8,416                290,246          1,805           31,291
                                ----------            ---------            -----------     ----------        ---------
       Total assets..........    9,436,576            7,086,787            131,481,231     11,433,020        8,340,442
                                ----------            ---------            -----------     ----------        ---------
Liabilities:
Accrued expenses payable
  to affiliate (note 4c).....        1,218                1,310                 18,484          1,451            1,553
Payable for units
  withdrawn..................        1,494                   --                     --             --               --
                                ----------            ---------            -----------     ----------        ---------
       Total liabilities.....        2,712                1,310                 18,484          1,451            1,553
                                ----------            ---------            -----------     ----------        ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    9,433,864            6,909,446            129,942,285     11,431,569        7,562,574
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --              176,031              1,520,462             --          776,315
   Genworth Life and
     Annuity (note 4d).......           --                   --                     --             --               --
                                ----------            ---------            -----------     ----------        ---------
       Net assets............   $9,433,864            7,085,477            131,462,747     11,431,569        8,338,889
                                ==========            =========            ===========     ==========        =========
Investments in
  securities, at cost........   $7,646,746            7,166,051            129,248,411      8,657,422        8,405,183
                                ==========            =========            ===========     ==========        =========
Shares outstanding...........      520,782              480,215              9,506,593        343,383          833,415
                                ==========            =========            ===========     ==========        =========

                See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Statements of Operations

                                                                        AIM Variable Insurance Funds
                                                      ---------------------------------------------------------------
                                                                          AIM V.I.        AIM V.I.
                                                                           Capital         Capital        AIM V.I.
                                                       AIM V.I. Basic   Appreciation     Development     Core Equity
                                      Consolidated     Value Fund --       Fund --         Fund --         Fund --
                                          Total       Series II shares Series I shares Series I shares Series I shares
                                    ----------------- ---------------- --------------- --------------- ---------------
                                       Year ended
                                    December 31, 2007                   Year ended December 31, 2007
                                    ----------------- ---------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....   $ 307,425,596         103,630              --           624           287,770
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................     178,479,755         457,874         440,135           154           443,035
                                      -------------      ----------       ---------         -----         ---------
Net investment income (expense)....     128,945,841        (354,244)       (440,135)          470          (155,265)
                                      -------------      ----------       ---------         -----         ---------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........     476,304,282       1,670,923       1,687,199         1,187         1,041,150
   Change in unrealized
     appreciation (depreciation)...    (217,200,967)     (2,731,702)      1,526,229          (820)          973,988
   Capital gain distributions......     468,080,872       1,473,180              --         1,075                --
                                      -------------      ----------       ---------         -----         ---------
Net realized and unrealized gain
  (loss) on investments............     727,184,187         412,401       3,213,428         1,442         2,015,138
                                      -------------      ----------       ---------         -----         ---------
Increase (decrease) in net assets
  from operations..................   $ 856,130,028          58,157       2,773,293         1,912         1,859,873
                                      =============      ==========       =========         =====         =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                AIM Variable Insurance Funds (continued)
                                    ----------------------------------------------------------------
                                                        AIM V.I.         AIM V.I.        AIM V.I.
                                        AIM V.I.       Government     International      Large Cap
                                      Global Real      Securities         Growth          Growth
                                     Estate Fund --      Fund --         Fund --          Fund --
                                    Series II shares Series I shares Series II shares Series I shares
                                    ---------------- --------------- ---------------- ---------------
                                                      Year ended December 31, 2007
                                    ----------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....     $ 18,338           823            326,406             10
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................        2,126           120          1,195,877            440
                                        --------          ----          ---------          -----
Net investment income (expense)....       16,212           703           (869,471)          (430)
                                        --------          ----          ---------          -----
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........         (691)         (343)         4,677,982            327
   Change in unrealized
     appreciation (depreciation)...      (53,945)          217          2,946,219          4,046
   Capital gain distributions......       31,204            --                 --             --
                                        --------          ----          ---------          -----
Net realized and unrealized gain
  (loss) on investments............      (23,432)         (126)         7,624,201          4,373
                                        --------          ----          ---------          -----
Increase (decrease) in net assets
  from operations..................     $ (7,220)          577          6,754,730          3,943
                                        ========          ====          =========          =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                             AIM Variable                       Alger
                                      Insurance Funds (continued)           American Fund
                                    ------------------------------  ----------------------------
                                                                        Alger      Alger American
                                       AIM V.I.        AIM V.I.        American        Small
                                      Technology       Utilities        Growth     Capitalization
                                        Fund --         Fund --      Portfolio --   Portfolio --
                                    Series I shares Series I shares Class O Shares Class O Shares
                                    --------------- --------------- -------------- --------------
                                     Year ended December 31, 2007   Year ended December 31, 2007
                                    ------------------------------  ----------------------------
Investment income and expense:
   Income -- Ordinary dividends....      $ --              88            285,706             --
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................        84              33          1,200,000      1,047,934
                                         ----             ---         ----------     ----------
Net investment income (expense)....       (84)             55           (914,294)    (1,047,934)
                                         ----             ---         ----------     ----------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........        17             554          2,797,065      9,182,649
   Change in unrealized
     appreciation (depreciation)...       795             (70)        11,837,601      2,367,531
   Capital gain distributions......        --             154                 --             --
                                         ----             ---         ----------     ----------
Net realized and unrealized gain
  (loss) on investments............       812             638         14,634,666     11,550,180
                                         ----             ---         ----------     ----------
Increase (decrease) in net assets
  from operations..................      $728             693         13,720,372     10,502,246
                                         ====             ===         ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                               AllianceBernstein Variable Products Series Fund, Inc.
                                    ------------------------------------------------------------------------------------------
                                    AllianceBernstein  AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein
                                     Balanced Wealth        Global          Growth and       International       Large Cap
                                         Strategy         Technology          Income             Value            Growth
                                       Portfolio --      Portfolio --      Portfolio --      Portfolio --      Portfolio --
                                         Class B            Class B           Class B           Class B           Class B
                                    ------------------ ----------------- ----------------- ----------------- -----------------
                                       Period from
                                    August 27, 2007 to
                                    December 31, 2007                                Year ended December 31, 2007
                                    ------------------ -----------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....      $     --                --           2,615,217        3,478,427                --
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................        23,113            89,790           2,655,733        2,497,275           480,770
                                         --------           -------         -----------       ----------         ---------
Net investment income (expense)....       (23,113)          (89,790)            (40,516)         981,152          (480,770)
                                         --------           -------         -----------       ----------         ---------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........        (2,604)          419,640          11,334,152        6,362,171         1,572,046
   Change in unrealized
     appreciation (depreciation)...       (68,480)          353,030         (13,350,563)      (7,494,177)        2,313,694
   Capital gain distributions......            --                --           7,975,486        3,022,073                --
                                         --------           -------         -----------       ----------         ---------
Net realized and unrealized gain
  (loss) on investments............       (71,084)          772,670           5,959,075        1,890,067         3,885,740
                                         --------           -------         -----------       ----------         ---------
Increase (decrease) in net assets
  from operations..................      $(94,197)          682,880           5,918,559        2,871,219         3,404,970
                                         ========           =======         ===========       ==========         =========

                                    -----------------
                                    AllianceBernstein
                                        Small Cap
                                         Growth
                                      Portfolio --
                                         Class B
                                    -----------------



                                    -----------------
Investment income and expense:
   Income -- Ordinary dividends....           --
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................      130,304
                                        --------
Net investment income (expense)....     (130,304)
                                        --------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........      911,004
   Change in unrealized
     appreciation (depreciation)...      (53,744)
   Capital gain distributions......           --
                                        --------
Net realized and unrealized gain
  (loss) on investments............      857,260
                                        --------
Increase (decrease) in net assets
  from operations..................      726,956
                                        ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                   American Century Variable
                                      American Century Variable Portfolios, Inc.      Portfolios II, Inc.
                                    ---------------------------------------------  -------------------------
                                    VP Income &      VP                                  VP Inflation
                                      Growth    International VP Ultra(R) VP Value        Protection
                                      Fund --      Fund --      Fund --   Fund --           Fund --
                                      Class I      Class I      Class I   Class I          Class II
                                    ----------- ------------- ----------- -------- -------------------------
                                                                                          Year ended
                                             Year ended December 31, 2007              December 31, 2007
                                    ---------------------------------------------  -------------------------
Investment income and expense:
   Income -- Ordinary dividends....   $ 2,540       15,397          --     26,024           191,096
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................     2,482       48,885       1,158      5,873            71,237
                                      -------      -------      ------    -------           -------
Net investment income (expense)....        58      (33,488)     (1,158)    20,151           119,859
                                      -------      -------      ------    -------           -------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........     2,692      151,977       1,484    (10,986)          (12,921)
   Change in unrealized
     appreciation (depreciation)...    (4,601)     253,981      10,646    (36,231)          174,616
   Capital gain distributions......        --           --          --     11,395                --
                                      -------      -------      ------    -------           -------
Net realized and unrealized gain
  (loss) on investments............    (1,909)     405,958      12,130    (35,822)          161,695
                                      -------      -------      ------    -------           -------
Increase (decrease) in net assets
  from operations..................   $(1,851)     372,470      10,972    (15,671)          281,554
                                      =======      =======      ======    =======           =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                 BlackRock Variable Series Funds, Inc.
                                    --------------------------------------------------------------
                                                        BlackRock     BlackRock      BlackRock
                                       BlackRock         Global       Large Cap        Value
                                    Basic Value V.I. Allocation V.I. Growth V.I. Opportunities V.I.
                                        Fund --          Fund --       Fund --        Fund --
                                       Class III        Class III     Class III      Class III
                                    ---------------- --------------- ----------- ------------------
                                                     Year ended December 31, 2007
                                    --------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....   $   359,143       8,623,117        1,833          406,163
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................       245,449       3,024,386       47,802          123,793
                                      -----------      ----------      -------       ----------
Net investment income (expense)....       113,694       5,598,731      (45,969)         282,370
                                      -----------      ----------      -------       ----------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........        (4,400)      4,022,789      203,496       (1,632,842)
   Change in unrealized
     appreciation (depreciation)...    (2,288,690)     (2,929,979)      30,898           58,613
   Capital gain distributions......     1,944,019      12,116,498           --        1,084,958
                                      -----------      ----------      -------       ----------
Net realized and unrealized gain
  (loss) on investments............      (349,071)     13,209,308      234,394         (489,271)
                                      -----------      ----------      -------       ----------
Increase (decrease) in net assets
  from operations..................   $  (235,377)     18,808,039      188,425         (206,901)
                                      ===========      ==========      =======       ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           Columbia Funds
                                     Variable Insurance Trust I                    Dreyfus
                                    ----------------------------- -----------------------------------------
                                                      Columbia       Dreyfus
                                       Columbia       Marsico       Investment     Dreyfus     The Dreyfus
                                       Marsico     International  Portfolios --    Variable      Socially
                                        Growth     Opportunities      MidCap      Investment   Responsible
                                    Fund, Variable Fund, Variable     Stock        Fund --     Growth Fund,
                                      Series --      Series --     Portfolio --  Money Market    Inc. --
                                       Class A        Class B     Initial Shares  Portfolio   Initial Shares
                                    -------------- -------------- -------------- ------------ --------------
                                    Year ended December 31, 2007         Year ended December 31, 2007
                                    ----------------------------- -----------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....   $   45,440      2,255,068        4,011        28,985        28,726
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................      960,048      2,055,413        2,414        11,786        81,686
                                      ----------     ----------      -------        ------       -------
Net investment income (expense)....     (914,608)       199,655        1,597        17,199       (52,960)
                                      ----------     ----------      -------        ------       -------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........    3,209,101     10,175,550       (1,473)          (94)       45,108
   Change in unrealized
     appreciation (depreciation)...    6,365,696      6,491,483      (15,191)           88       326,878
   Capital gain distributions......           --      2,623,749       15,542            --            --
                                      ----------     ----------      -------        ------       -------
Net realized and unrealized gain
  (loss) on investments............    9,574,797     19,290,782       (1,122)           (6)      371,986
                                      ----------     ----------      -------        ------       -------
Increase (decrease) in net assets
  from operations..................   $8,660,189     19,490,437          475        17,193       319,026
                                      ==========     ==========      =======        ======       =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                       Eaton Vance
                                               DWS Variable Series II                Variable Trust
                                    -------------------------------------------  ----------------------
                                                                                                  VT
                                      DWS Dreman     DWS Dreman        DWS            VT       Worldwide
                                     High Return   Small Mid Cap    Technology   Floating-Rate  Health
                                    Equity VIP --   Value VIP --      VIP --        Income     Sciences
                                    Class B Shares Class B Shares Class B Shares     Fund        Fund
                                    -------------- -------------- -------------- ------------- ---------
                                                                                       Year ended
                                            Year ended December 31, 2007            December 31, 2007
                                    -------------------------------------------  ----------------------
Investment income and expense:
   Income -- Ordinary dividends....    $ 1,403          3,118            --        3,307,041         --
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................      2,301          1,250           165          858,913    169,943
                                       -------         ------         -----       ----------   --------
Net investment income (expense)....       (898)         1,868          (165)       2,448,128   (169,943)
                                       -------         ------         -----       ----------   --------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........        317             34            84         (623,623)   485,605
   Change in unrealized
     appreciation (depreciation)...     (5,445)        (9,759)        1,365       (1,807,299)   103,180
   Capital gain distributions......      1,113          7,944            --               --     93,857
                                       -------         ------         -----       ----------   --------
Net realized and unrealized gain
  (loss) on investments............     (4,015)        (1,781)        1,449       (2,430,922)   682,642
                                       -------         ------         -----       ----------   --------
Increase (decrease) in net assets
  from operations..................    $(4,913)            87         1,284           17,206    512,699
                                       =======         ======         =====       ==========   ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                        Evergreen
                                    Variable Annuity
                                          Trust                      Federated Insurance Series
                                    ----------------- --------------------------------------------------------
                                                                            Federated   Federated
                                                      Federated                High        High
                                                       American               Income      Income    Federated
                                      Evergreen VA     Leaders    Federated    Bond        Bond      Kaufmann
                                          Omega       Fund II --   Capital  Fund II --  Fund II --  Fund II --
                                         Fund --       Primary     Income    Primary     Service     Service
                                         Class 2        Shares     Fund II    Shares      Shares      Shares
                                    ----------------- ----------  --------- ----------  ----------  ----------
                                       Year ended
                                    December 31, 2007               Year ended December 31, 2007
                                    ----------------- --------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....     $  2,613       1,090,040   898,975   3,273,064   3,000,662    936,063
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................       16,513         568,292   244,526     585,604     624,205    830,871
                                        --------      ----------  --------  ----------  ----------  ---------
Net investment income (expense)....      (13,900)        521,748   654,449   2,687,460   2,376,457    105,192
                                        --------      ----------  --------  ----------  ----------  ---------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........       90,099         308,651    22,051    (150,365)   (100,533) 3,901,205
   Change in unrealized
     appreciation (depreciation)...       36,824      (8,820,304) (220,659) (1,671,322) (1,591,873) 3,264,623
   Capital gain distributions......           --       3,991,606        --          --          --  1,885,860
                                        --------      ----------  --------  ----------  ----------  ---------
Net realized and unrealized gain
  (loss) on investments............      126,923      (4,520,047) (198,608) (1,821,687) (1,692,406) 9,051,688
                                        --------      ----------  --------  ----------  ----------  ---------
Increase (decrease) in net assets
  from operations..................     $113,023      (3,998,299)  455,841     865,773     684,051  9,156,880
                                        ========      ==========  ========  ==========  ==========  =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                   Fidelity(R) Variable Insurance Products Fund
                                    --------------------------------------------------------------------------
                                      VIP Asset      VIP Asset                         VIP            VIP
                                     Manager/SM/    Manager/SM/    VIP Balanced   Contrafund(R)  Contrafund(R)
                                    Portfolio --   Portfolio --    Portfolio --   Portfolio --   Portfolio --
                                    Initial Class Service Class 2 Service Class 2 Initial Class Service Class 2
                                    ------------- --------------- --------------- ------------- ---------------
                                                           Year ended December 31, 2007
                                    --------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....  $ 7,344,035     1,517,753       1,693,305      17,325,129     14,075,960
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................    1,507,614       497,816         788,916       5,068,516      3,941,945
                                     -----------     ---------       ---------     -----------    -----------
Net investment income (expense)....    5,836,421     1,019,937         904,389      12,256,613     10,134,015
                                     -----------     ---------       ---------     -----------    -----------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........    2,070,928       542,112         360,723      30,284,712     13,220,268
   Change in unrealized
     appreciation (depreciation)...    4,520,804       896,664         (40,812)    (56,168,795)   (41,968,061)
   Capital gain distributions......    3,502,659       758,884         289,364      65,112,802     54,068,285
                                     -----------     ---------       ---------     -----------    -----------
Net realized and unrealized gain
  (loss) on investments............   10,094,391     2,197,660         609,275      39,228,719     25,320,492
                                     -----------     ---------       ---------     -----------    -----------
Increase (decrease) in net assets
  from operations..................  $15,930,812     3,217,597       1,513,664      51,485,332     35,454,507
                                     ===========     =========       =========     ===========    ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                             Fidelity(R) Variable Insurance Products Fund (continued)
                                    ---------------------------------------------------------------------------
                                          VIP                                          VIP            VIP
                                    Dynamic Capital      VIP            VIP         Growth &       Growth &
                                     Appreciation   Equity-Income  Equity-Income     Income         Income
                                     Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                                    Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
                                    --------------- ------------- --------------- ------------- ---------------
                                                           Year ended December 31, 2007
                                    ---------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....    $ 245,710       6,905,967      3,899,881     3,129,262      1,356,815
   Expenses -- Mortality and
     expense risk charges and
     administrative charges
     -- (note 4a)..................       73,533       4,587,052      2,669,451       971,220        499,624
                                       ---------     -----------    -----------     ---------      ---------
Net investment income (expense)....      172,177       2,318,915      1,230,430     2,158,042        857,191
                                       ---------     -----------    -----------     ---------      ---------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........      253,989      18,068,887      7,736,911     3,547,464      1,773,109
   Change in unrealized
     appreciation (depreciation)...     (446,778)    (38,599,227)   (23,209,520)      123,427         62,175
   Capital gain distributions......      277,001      21,346,723     13,390,721       937,721        440,583
                                       ---------     -----------    -----------     ---------      ---------
Net realized and unrealized gain
  (loss) on investments............       84,212         816,383     (2,081,888)    4,608,612      2,275,867
                                       ---------     -----------    -----------     ---------      ---------
Increase (decrease) in net assets
  from operations..................    $ 256,389       3,135,298       (851,458)    6,766,654      3,133,058
                                       =========     ===========    ===========     =========      =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                               Fidelity(R) Variable Insurance Products Fund (continued)
                                    ------------------------------------------------------------------------------
                                         VIP
                                       Growth          VIP            VIP              VIP               VIP
                                    Opportunities    Growth         Growth      Investment Grade       Mid Cap
                                    Portfolio --  Portfolio --   Portfolio --   Bond Portfolio --   Portfolio --
                                    Initial Class Initial Class Service Class 2  Service Class 2    Initial Class
                                    ------------- ------------- --------------- ----------------- -----------------
                                                                                   Period from
                                                                                 May 1, 2007 to      Year ended
                                           Year ended December 31, 2007         December 31, 2007 December 31, 2007
                                    ------------------------------------------  ----------------- -----------------
Investment income and expense:
   Income -- Ordinary dividends....  $       --     1,437,251        244,510          16,431              719
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................     302,631     2,143,557        837,602         191,767              274
                                     ----------    ----------     ----------        --------           ------
Net investment income (expense)....    (302,631)     (706,306)      (593,092)       (175,336)             445
                                     ----------    ----------     ----------        --------           ------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........   1,392,403     6,811,401      5,126,325         102,805            4,996
   Change in unrealized
     appreciation (depreciation)...   2,889,257    28,498,992      6,427,308         599,163           (3,719)
   Capital gain distributions......          --            --             --              --            3,121
                                     ----------    ----------     ----------        --------           ------
Net realized and unrealized gain
  (loss) on investments............   4,281,660    35,310,393     11,553,633         701,968            4,398
                                     ----------    ----------     ----------        --------           ------
Increase (decrease) in net assets
  from operations..................  $3,979,029    34,604,087     10,960,541         526,632            4,843
                                     ==========    ==========     ==========        ========           ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           Fidelity(R) Variable Insurance              Franklin Templeton Variable Insurance
                                              Products Fund (continued)                           Products Trust
                                    --------------------------------------------  ----------------------------------------------
                                                                                                                    Franklin
                                                                                                                    Templeton
                                                                                                    Franklin           VIP
                                                                        VIP          Franklin      Large Cap        Founding
                                          VIP            VIP           Value          Income         Growth           Funds
                                        Mid Cap       Overseas      Strategies      Securities     Securities      Allocation
                                     Portfolio --   Portfolio --   Portfolio --      Fund --        Fund --          Fund --
                                    Service Class 2 Initial Class Service Class 2 Class 2 Shares Class 2 Shares  Class 2 Shares
                                    --------------- ------------- --------------- -------------- -------------- -----------------
                                                                                                                   Period from
                                                                                           Year ended             August 27 to
                                            Year ended December 31, 2007                December 31, 2007       December 31, 2007
                                    --------------------------------------------  ----------------------------  -----------------
Investment income and expense:
   Income -- Ordinary dividends....   $ 1,531,445     2,869,909       541,344       22,015,129       13,063                --
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................     3,892,965     1,227,217       119,928       12,619,792       23,838           280,205
                                      -----------    ----------      --------      -----------      -------        ----------
Net investment income (expense)....    (2,361,520)    1,642,692       421,416        9,395,337      (10,775)         (280,205)
                                      -----------    ----------      --------      -----------      -------        ----------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........    14,488,476     9,502,617      (188,035)       6,541,715       97,318           (55,142)
   Change in unrealized
     appreciation (depreciation)...    (3,132,195)   (4,382,396)     (605,563)     (16,799,363)     (36,156)         (794,167)
   Capital gain distributions......    23,107,638     6,075,122       216,742        2,600,266       12,862                --
                                      -----------    ----------      --------      -----------      -------        ----------
Net realized and unrealized gain
  (loss) on investments............    34,463,919    11,195,343      (576,856)      (7,657,382)      74,024          (849,309)
                                      -----------    ----------      --------      -----------      -------        ----------
Increase (decrease) in net assets
  from operations..................   $32,102,399    12,838,035      (155,440)       1,737,955       63,249        (1,129,514)
                                      ===========    ==========      ========      ===========      =======        ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                Franklin Templeton Variable Insurance Products Trust (continued)
                                    ----------------------------------------------------------------------------------------
                                                     Templeton      Templeton      Templeton      Templeton      Templeton
                                    Mutual Shares     Foreign        Foreign      Global Asset  Global Income      Growth
                                      Securities     Securities     Securities     Allocation     Securities     Securities
                                       Fund --        Fund --        Fund --        Fund --        Fund --        Fund --
                                    Class 2 Shares Class 1 Shares Class 2 Shares Class 2 Shares Class 1 Shares Class 2 Shares
                                    -------------- -------------- -------------- -------------- -------------- --------------
                                                                  Year ended December 31, 2007
                                    ----------------------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....  $ 1,007,873       534,455        63,700         36,118        221,099         258,801
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................      652,931       329,501        56,310          2,884        107,472         242,850
                                     -----------     ---------       -------        -------        -------        --------
Net investment income (expense)....      354,942       204,954         7,390         33,234        113,627          15,951
                                     -----------     ---------       -------        -------        -------        --------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........      181,636     1,515,892        77,138           (612)       334,834          44,828
   Change in unrealized
     appreciation (depreciation)...   (2,188,005)      160,873       178,169        (60,261)       270,622        (910,383)
   Capital gain distributions......    1,397,196       950,686       123,623         43,487             --         603,997
                                     -----------     ---------       -------        -------        -------        --------
Net realized and unrealized gain
  (loss) on investments............     (609,173)    2,627,451       378,930        (17,386)       605,456        (261,558)
                                     -----------     ---------       -------        -------        -------        --------
Increase (decrease) in net assets
  from operations..................  $  (254,231)    2,832,405       386,320         15,848        719,083        (245,607)
                                     ===========     =========       =======        =======        =======        ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                             GE Investments Funds, Inc.
                                    ----------------------------------------------------------------------------
                                                 International   Mid-Cap      Money       Premier    Real Estate
                                       Income       Equity       Equity       Market   Growth Equity Securities
                                        Fund         Fund         Fund         Fund        Fund         Fund
                                    -----------  ------------- -----------  ---------- ------------- -----------
                                                            Year ended December 31, 2007
                                    ----------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends.... $ 5,934,012    1,231,556     3,591,699  13,633,657     389,109     6,714,464
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................   1,750,448      638,974     2,783,931   4,378,038   1,317,346     1,965,963
                                    -----------   ----------   -----------  ----------  ----------   -----------
Net investment income (expense)....   4,183,564      592,582       807,768   9,255,619    (928,237)    4,748,501
                                    -----------   ----------   -----------  ----------  ----------   -----------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........  (1,652,090)   8,055,748     7,529,294          --   5,080,237     3,154,421
   Change in unrealized
     appreciation (depreciation)...     378,705   (3,735,941)  (12,841,302)          2  (7,221,200)  (55,671,574)
   Capital gain distributions......          --    9,229,383    23,747,556          --   6,443,680    29,045,340
                                    -----------   ----------   -----------  ----------  ----------   -----------
Net realized and unrealized gain
  (loss) on investments............  (1,273,385)  13,549,190    18,435,548           2   4,302,717   (23,471,813)
                                    -----------   ----------   -----------  ----------  ----------   -----------
Increase (decrease) in net assets
  from operations.................. $ 2,910,179   14,141,772    19,243,316   9,255,621   3,374,480   (18,723,312)
                                    ===========   ==========   ===========  ==========  ==========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         GE Investments Funds, Inc. (continued)
                                    --------------------------------------------------------------------------------
                                     S&P 500(R)    Small-Cap    Total Return   Total Return
                                       Index        Equity        Fund --        Fund --        U.S.         Value
                                        Fund         Fund      Class 1 Shares Class 3 Shares Equity Fund  Equity Fund
                                    ------------  -----------  -------------- -------------- -----------  -----------
                                                              Year ended December 31, 2007
                                    --------------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends.... $  6,535,165    3,088,187    34,760,724     23,882,272       740,805     677,042
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................    6,152,871    1,742,191    24,855,327     14,690,872     1,217,630     566,982
                                    ------------  -----------   -----------     ----------   -----------  ----------
Net investment income (expense)....      382,294    1,345,996     9,905,397      9,191,400      (476,825)    110,060
                                    ------------  -----------   -----------     ----------   -----------  ----------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........   27,804,842    4,020,924    37,338,416     12,551,428     7,156,393   1,824,672
   Change in unrealized
     appreciation (depreciation)...  (18,376,150) (17,123,387)   33,476,413     (1,700,943)  (10,430,727) (3,101,750)
   Capital gain distributions......    5,510,189   13,542,253    50,848,201     34,979,595     8,888,196   4,110,527
                                    ------------  -----------   -----------     ----------   -----------  ----------
Net realized and unrealized gain
  (loss) on investments............   14,938,881      439,790   121,663,030     45,830,080     5,613,862   2,833,449
                                    ------------  -----------   -----------     ----------   -----------  ----------
Increase (decrease) in net assets
  from operations.................. $ 15,321,175    1,785,786   131,568,427     55,021,480     5,137,037   2,943,509
                                    ============  ===========   ===========     ==========   ===========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     Goldman Sachs Variable
                                         Insurance Trust            J.P. Morgan Series Trust II
                                    ---------------------------  --------------------------------
                                                     Goldman
                                      Goldman         Sachs
                                       Sachs         Mid Cap               International  Mid Cap
                                    Growth and        Value        Bond       Equity       Value
                                    Income Fund       Fund       Portfolio   Portfolio   Portfolio
                                    -----------    -----------   --------- ------------- ---------
                                    Year ended December 31, 2007   Year ended December 31, 2007
                                    ---------------------------  --------------------------------
Investment income and expense:
   Income -- Ordinary dividends.... $ 1,335,392      5,609,766     24,059      1,311       4,982
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................     598,373      2,669,861      5,255      2,444       3,591
                                     -----------   -----------    -------     ------      ------
Net investment income (expense)....     737,019      2,939,905     18,804     (1,133)      1,391
                                     -----------   -----------    -------     ------      ------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........   3,147,694     10,418,150     (1,204)     4,543       1,623
   Change in unrealized
     appreciation (depreciation)...  (6,153,635)   (26,318,055)   (18,712)     6,012      (7,377)
   Capital gain distributions......   2,506,045     17,602,166         --         --       6,222
                                     -----------   -----------    -------     ------      ------
Net realized and unrealized gain
  (loss) on investments............    (499,896)     1,702,261    (19,916)    10,555         468
                                     -----------   -----------    -------     ------      ------
Increase (decrease) in net assets
  from operations.................. $   237,123      4,642,166     (1,112)     9,422       1,859
                                     ===========   ===========    =======     ======      ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     J.P. Morgan Series
                                    Trust II (continued)            Janus Aspen Series
                                    -------------------  ---------------------------------------
                                                                                     Fundamental
                                              U.S. Large   Balanced      Balanced      Equity
                                      Small    Cap Core  Portfolio --  Portfolio -- Portfolio --
                                     Company    Equity   Institutional   Service    Institutional
                                    Portfolio Portfolio     Shares        Shares       Shares
                                    --------- ---------- ------------- ------------ -------------
                                         Year ended                     Year ended
                                     December 31, 2007              December 31, 2007
                                    -------------------  ---------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....  $   162      114      5,290,585     3,544,972         39
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................      451      161      3,175,361     2,603,422        114
                                     -------     ----     ----------    ----------      -----
Net investment income (expense)....     (289)     (47)     2,115,224       941,550        (75)
                                     -------     ----     ----------    ----------      -----
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........      228      243     14,734,241     7,665,302        740
   Change in unrealized
     appreciation (depreciation)...   (3,089)    (137)     2,446,554     3,881,992        535
   Capital gain distributions......    1,308       --             --            --         86
                                     -------     ----     ----------    ----------      -----
Net realized and unrealized gain
  (loss) on investments............   (1,553)     106     17,180,795    11,547,294      1,361
                                     -------     ----     ----------    ----------      -----
Increase (decrease) in net assets
  from operations..................  $(1,842)      59     19,296,019    12,488,844      1,286
                                     =======     ====     ==========    ==========      =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                      Janus Aspen Series (continued)
                                    -----------------------------------------------------------------
                                                                             Global Life     Global
                                    Flexible Bond     Forty        Forty       Sciences    Technology
                                    Portfolio --  Portfolio --  Portfolio -- Portfolio -- Portfolio --
                                    Institutional Institutional   Service      Service      Service
                                       Shares        Shares        Shares       Shares       Shares
                                    ------------- ------------- ------------ ------------ ------------
                                                       Year ended December 31, 2007
                                    -----------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....  $1,317,639       362,168       104,833          --       36,008
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................     425,070     1,585,020       949,763     185,658      164,627
                                     ----------    ----------    ----------   ---------    ---------
Net investment income (expense)....     892,569    (1,222,852)     (844,930)   (185,658)    (128,619)
                                     ----------    ----------    ----------   ---------    ---------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........    (690,035)   10,538,302     8,631,195   1,321,239      953,662
   Change in unrealized
     appreciation (depreciation)...   1,303,152    23,107,183     9,049,538   1,119,746    1,086,891
   Capital gain distributions......          --            --            --          --           --
                                     ----------    ----------    ----------   ---------    ---------
Net realized and unrealized gain
  (loss) on investments............     613,117    33,645,485    17,680,733   2,440,985    2,040,553
                                     ----------    ----------    ----------   ---------    ---------
Increase (decrease) in net assets
  from operations..................  $1,505,686    32,422,633    16,835,803   2,255,327    1,911,934
                                     ==========    ==========    ==========   =========    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                       Janus Aspen Series (continued)
                                    -------------------------------------------------------------------
                                    International International   Large Cap    Large Cap      Mid Cap
                                       Growth        Growth        Growth        Growth       Growth
                                    Portfolio --  Portfolio --  Portfolio --  Portfolio -- Portfolio --
                                    Institutional    Service    Institutional   Service    Institutional
                                       Shares        Shares        Shares        Shares       Shares
                                    ------------- ------------- ------------- ------------ -------------
                                                        Year ended December 31, 2007
                                    -------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....  $ 1,037,667      139,967       900,306       69,664       219,143
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................    2,479,641      502,852     1,857,477      196,719     1,538,331
                                     -----------    ---------    ----------    ---------    ----------
Net investment income (expense)....   (1,441,974)    (362,885)     (957,171)    (127,055)   (1,319,188)
                                     -----------    ---------    ----------    ---------    ----------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........   32,482,308    5,126,535     5,159,463      718,347     6,230,660
   Change in unrealized
     appreciation (depreciation)...    8,411,024    2,757,834    12,435,591      952,037    14,221,883
   Capital gain distributions......           --           --            --           --       563,058
                                     -----------    ---------    ----------    ---------    ----------
Net realized and unrealized gain
  (loss) on investments............   40,893,332    7,884,369    17,595,054    1,670,384    21,015,601
                                     -----------    ---------    ----------    ---------    ----------
Increase (decrease) in net assets
  from operations..................  $39,451,358    7,521,484    16,637,883    1,543,329    19,696,413
                                     ===========    =========    ==========    =========    ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                        Janus Aspen Series (continued)      JPMorgan Insurance Trust
                                    --------------------------------------  ----------------------
                                                                                          JPMorgan
                                      Mid Cap      Worldwide    Worldwide    JPMorgan     Insurance
                                       Growth       Growth        Growth     Insurance      Trust
                                    Portfolio -- Portfolio --  Portfolio --    Trust     Diversified
                                      Service    Institutional   Service     Core Bond     Equity
                                       Shares       Shares        Shares    Portfolio 1  Portfolio 1
                                    ------------ ------------- ------------ -----------  -----------
                                                                                  Year ended
                                         Year ended December 31, 2007          December 31, 2007
                                    --------------------------------------  ----------------------
Investment income and expense:
   Income -- Ordinary dividends....  $    8,636    1,143,474       92,438     114,403         279
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................     209,338    2,240,376      266,989      43,125       5,380
                                     ----------   ----------    ---------     -------      ------
Net investment income (expense)....    (200,702)  (1,096,902)    (174,551)     71,278      (5,101)
                                     ----------   ----------    ---------     -------      ------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........   1,956,440    6,419,064    1,761,187      (5,961)      4,206
   Change in unrealized
     appreciation (depreciation)...     556,817    7,784,641     (272,991)     32,336      12,118
   Capital gain distributions......      70,838           --           --          --         477
                                     ----------   ----------    ---------     -------      ------
Net realized and unrealized gain
  (loss) on investments............   2,584,095   14,203,705    1,488,196      26,375      16,801
                                     ----------   ----------    ---------     -------      ------
Increase (decrease) in net assets
  from operations..................  $2,383,393   13,106,803    1,313,645      97,653      11,700
                                     ==========   ==========    =========     =======      ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                               JPMorgan Insurance Trust (continued)
                                    ----------------------------------------------------------
                                     JPMorgan
                                     Insurance   JPMorgan    JPMorgan    JPMorgan    JPMorgan
                                       Trust     Insurance   Insurance   Insurance   Insurance
                                    Diversified    Trust       Trust       Trust       Trust
                                      Mid Cap     Equity    Government   Intrepid    Intrepid
                                      Growth       Index       Bond       Growth      Mid Cap
                                    Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1 Portfolio 1
                                    ----------- ----------- ----------- ----------- -----------
                                                   Year ended December 31, 2007
                                    ----------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....   $  369         324      115,737          9         348
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................      207       4,232       41,065      6,636       5,464
                                      ------      ------      -------     ------      ------
Net investment income (expense)....      162      (3,908)      74,672     (6,627)     (5,116)
                                      ------      ------      -------     ------      ------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........        4       1,579       (2,268)    11,237      (1,151)
   Change in unrealized
     appreciation (depreciation)...     (282)      5,590       43,378     42,315         827
   Capital gain distributions......    2,204          --           --         --       1,199
                                      ------      ------      -------     ------      ------
Net realized and unrealized gain
  (loss) on investments............    1,926       7,169       41,110     53,552         875
                                      ------      ------      -------     ------      ------
Increase (decrease) in net assets
  from operations..................   $2,088       3,261      115,782     46,925      (4,241)
                                      ======      ======      =======     ======      ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                        Legg Mason
                                                                                                     Partners Variable
                                               Legg Mason Partners Variable Equity Trust               Income Trust
                                    ---------------------------------------------------------------  -----------------
                                     Legg Mason   Legg Mason   Legg Mason   Legg Mason
                                      Partners     Partners     Partners     Partners    Legg Mason     Legg Mason
                                      Variable     Variable     Variable     Variable     Partners       Partners
                                     Aggressive  Capital and  Capital and  Fundamental    Variable       Variable
                                       Growth       Income       Income       Value      Investors    Strategic Bond
                                    Portfolio -- Portfolio -- Portfolio -- Portfolio -- Portfolio --   Portfolio --
                                      Class II     Class I      Class II     Class I      Class I         Class I
                                    ------------ ------------ ------------ ------------ ------------ -----------------
                                                                                                        Year ended
                                                      Year ended December 31, 2007                   December 31, 2007
                                    ---------------------------------------------------------------  -----------------
Investment income and expense:
   Income -- Ordinary dividends....  $      --       608,700      682,911      307,554      406,332      1,380,241
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................    181,653       179,432      279,325      280,795      519,499        466,546
                                     ---------    ----------   ----------   ----------   ----------      ---------
Net investment income (expense)....   (181,653)      429,268      403,586       26,759     (113,167)       913,695
                                     ---------    ----------   ----------   ----------   ----------      ---------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........    432,599     1,844,027      643,960    2,365,422    3,088,183       (467,859)
   Change in unrealized
     appreciation (depreciation)...   (498,678)   (3,333,572)  (2,530,495)  (3,971,395)  (2,741,134)      (282,006)
   Capital gain distributions......     90,727     1,436,192    1,787,127    1,581,837      817,152             --
                                     ---------    ----------   ----------   ----------   ----------      ---------
Net realized and unrealized gain
  (loss) on investments............     24,648       (53,353)     (99,408)     (24,136)   1,164,201       (749,865)
                                     ---------    ----------   ----------   ----------   ----------      ---------
Increase (decrease) in net assets
  from operations..................  $(157,005)      375,915      304,178        2,623    1,051,034        163,830
                                     =========    ==========   ==========   ==========   ==========      =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                          MFS(R) Variable Insurance Trust
                                    -----------------------------------------------------------------------------------------
                                         MFS(R)
                                        Investors          MFS(R)            MFS(R)            MFS(R)            MFS(R)
                                      Growth Stock     Investors Trust    New Discovery   Strategic Income    Total Return
                                    Series -- Service Series -- Service Series -- Service Series -- Service Series -- Service
                                      Class Shares      Class Shares      Class Shares      Class Shares      Class Shares
                                    ----------------- ----------------- ----------------- ----------------- -----------------
                                                                           Year ended December 31, 2007
                                    -----------------------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....    $   20,728           125,137           829,816           2,788           1,580,326
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................       379,399           322,965           541,491             956           1,333,504
                                       ----------         ---------        ----------           -----          ----------
Net investment income (expense)....      (358,671)         (197,828)          288,325           1,832             246,822
                                       ----------         ---------        ----------           -----          ----------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........     1,118,381         1,402,116         2,358,822             118             642,087
   Change in unrealized
     appreciation (depreciation)...     1,409,290           305,943        (3,755,006)           (740)         (1,417,431)
   Capital gain distributions......            --           181,660         1,771,102              --           1,358,714
                                       ----------         ---------        ----------           -----          ----------
Net realized and unrealized gain
  (loss) on investments............     2,527,671         1,889,719           374,918            (622)            583,370
                                       ----------         ---------        ----------           -----          ----------
Increase (decrease) in net assets
  from operations..................    $2,169,000         1,691,891           663,243           1,210             830,192
                                       ==========         =========        ==========           =====          ==========

                                    ------------------

                                         MFS(R)
                                        Utilities
                                    Series -- Service
                                      Class Shares
                                    -----------------

                                    ------------------
Investment income and expense:
   Income -- Ordinary dividends....     2,192,860
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................       990,978
                                       ----------
Net investment income (expense)....     1,201,882
                                       ----------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........     8,278,355
   Change in unrealized
     appreciation (depreciation)...     1,847,164
   Capital gain distributions......     2,650,863
                                       ----------
Net realized and unrealized gain
  (loss) on investments............    12,776,382
                                       ----------
Increase (decrease) in net assets
  from operations..................    13,978,264
                                       ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     Old Mutual Insurance
                                         Series Fund        Oppenheimer Variable Account Funds
                                    ---------------------  -----------------------------------
                                                                       Oppenheimer
                                                Old Mutual              Balanced   Oppenheimer
                                    Old Mutual  Large Cap  Oppenheimer Fund/VA --    Capital
                                    Growth II     Growth    Balanced     Service   Appreciation
                                    Portfolio   Portfolio    Fund/VA     Shares      Fund/VA
                                    ----------  ---------- ----------- ----------- ------------
                                          Year ended
                                      December 31, 2007        Year ended December 31, 2007
                                    ---------------------  -----------------------------------
Investment income and expense:
   Income -- Ordinary dividends.... $    8,937     12,900   1,693,458   1,112,244      256,423
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................     94,838    127,105     811,766     922,666    1,510,708
                                    ----------  ---------  ----------  ----------   ----------
Net investment income (expense)....    (85,901)  (114,205)    881,692     189,578   (1,254,285)
                                    ----------  ---------  ----------  ----------   ----------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........    807,245    708,494   1,155,917     328,987    8,384,169
   Change in unrealized
     appreciation (depreciation)...    624,909    908,896  (5,151,604) (3,360,227)   5,783,104
   Capital gain distributions......         --         --   4,684,444   3,355,513           --
                                    ----------  ---------  ----------  ----------   ----------
Net realized and unrealized gain
  (loss) on investments............  1,432,154  1,617,390     688,757     324,273   14,167,273
                                    ----------  ---------  ----------  ----------   ----------
Increase (decrease) in net assets
  from operations.................. $1,346,253  1,503,185   1,570,449     513,851   12,912,988
                                    ==========  =========  ==========  ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                               Oppenheimer Variable Account Funds (continued)
                                    -------------------------------------------------------------------
                                     Oppenheimer                Oppenheimer
                                       Capital                     Global                  Oppenheimer
                                     Appreciation  Oppenheimer   Securities   Oppenheimer  Main Street
                                      Fund/VA --    Core Bond    Fund/VA --   High Income   Fund/VA --
                                    Service Shares   Fund/VA   Service Shares   Fund/VA   Service Shares
                                    -------------- ----------- -------------- ----------- --------------
                                                        Year ended December 31, 2007
                                    -------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....   $    1,548    2,925,516     2,043,766    3,907,597       738,550
   Expenses -- Mortality and
     expense risk charges and
     administrative charges
     -- (note 4a)..................      260,304      793,811     2,002,306      728,546     1,320,951
                                      ----------    ---------    ----------   ----------    ----------
Net investment income (expense)....     (258,756)   2,131,705        41,460    3,179,051      (582,401)
                                      ----------    ---------    ----------   ----------    ----------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........    1,261,166     (329,216)    8,314,331     (522,129)    6,841,450
   Change in unrealized
     appreciation (depreciation)...      860,710     (266,797)   (8,483,476)  (3,101,478)   (3,858,926)
   Capital gain distributions......           --           --     5,954,508           --            --
                                      ----------    ---------    ----------   ----------    ----------
Net realized and unrealized gain
  (loss) on investments............    2,121,876     (596,013)    5,785,363   (3,623,607)    2,982,524
                                      ----------    ---------    ----------   ----------    ----------
Increase (decrease) in net assets
  from operations..................   $1,863,120    1,535,692     5,826,823     (444,556)    2,400,123
                                      ==========    =========    ==========   ==========    ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       Oppenheimer Variable Account Funds     PIMCO Variable
                                                   (continued)                Insurance Trust
                                    ----------------------------------------  ---------------
                                     Oppenheimer
                                     Main Street                Oppenheimer      All Asset
                                      Small Cap    Oppenheimer     MidCap      Portfolio --
                                      Fund/VA --     MidCap      Fund/VA --       Advisor
                                    Service Shares   Fund/VA   Service Shares  Class Shares
                                    -------------- ----------- -------------- ---------------
                                                                                Year ended
                                                   Year ended                  December 31,
                                                December 31, 2007                  2007
                                    ----------------------------------------  ---------------
Investment income and expense:
   Income -- Ordinary dividends....  $   144,904           --          --         842,142
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................      828,957      944,065      86,700         179,196
                                     -----------    ---------     -------        --------
Net investment income (expense)....     (684,053)    (944,065)    (86,700)        662,946
                                     -----------    ---------     -------        --------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........    1,554,075    3,246,016     430,548          80,112
   Change in unrealized
     appreciation (depreciation)...   (4,509,261)   1,440,912     (59,150)       (184,167)
   Capital gain distributions......    1,374,213           --          --              --
                                     -----------    ---------     -------        --------
Net realized and unrealized gain
  (loss) on investments............   (1,580,973)   4,686,928     371,398        (104,055)
                                     -----------    ---------     -------        --------
Increase (decrease) in net assets
  from operations..................  $(2,265,026)   3,742,863     284,698         558,891
                                     ===========    =========     =======        ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    PIMCO Variable Insurance Trust (continued)
                                    --------------------------------------------------------------------------
                                     Foreign Bond
                                      Portfolio                      Long-Term
                                     (U.S. Dollar    High Yield   U.S. Government  Low Duration   Total Return
                                      Hedged) --    Portfolio --   Portfolio --    Portfolio --   Portfolio --
                                    Administrative Administrative Administrative  Administrative Administrative
                                     Class Shares   Class Shares   Class Shares    Class Shares   Class Shares
                                    -------------- -------------- --------------- -------------- --------------
                                                           Year ended December 31, 2007
                                    --------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....    $313,376       7,095,555      3,236,695      3,954,228      15,707,797
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................     143,757       1,622,295      1,192,166      1,645,735       5,329,297
                                       --------      ----------      ---------      ---------      ----------
Net investment income (expense)....     169,619       5,473,260      2,044,529      2,308,493      10,378,500
                                       --------      ----------      ---------      ---------      ----------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........     (34,735)       (206,426)      (917,698)       726,901      (2,101,011)
   Change in unrealized
     appreciation (depreciation)...      40,516      (3,784,824)     4,778,984      3,249,935      12,081,199
   Capital gain distributions......          --              --             --             --              --
                                       --------      ----------      ---------      ---------      ----------
Net realized and unrealized gain
  (loss) on investments............       5,781      (3,991,250)     3,861,286      3,976,836       9,980,188
                                       --------      ----------      ---------      ---------      ----------
Increase (decrease) in net assets
  from operations..................    $175,400       1,482,010      5,905,815      6,285,329      20,358,688
                                       ========      ==========      =========      =========      ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                          The Prudential Series Fund
                                    -----------------------------------------------------------------------
                                                                                              SP Prudential
                                    Jennison 20/20                Natural    SP International U.S. Emerging
                                        Focus        Jennison    Resources        Growth         Growth
                                     Portfolio --  Portfolio -- Portfolio --   Portfolio --   Portfolio --
                                       Class II      Class II     Class II       Class II       Class II
                                    -------------- ------------ ------------ ---------------- -------------
                                                         Year ended December 31, 2007
                                    -----------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....  $ 3,939,639          --      6,815,282       22,326          2,181
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................      799,690      58,128        439,302        2,827            337
                                     -----------     -------     ----------       ------          -----
Net investment income (expense)....    3,139,949     (58,128)     6,375,980       19,499          1,844
                                     -----------     -------     ----------       ------          -----
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........    2,340,512     105,148      2,877,574       14,978            165
   Change in unrealized
     appreciation (depreciation)...   (3,346,613)    276,848      1,485,716       (3,282)           881
   Capital gain distributions......           --          --             --           --             --
                                     -----------     -------     ----------       ------          -----
Net realized and unrealized gain
  (loss) on investments............   (1,006,101)    381,996      4,363,290       11,696          1,046
                                     -----------     -------     ----------       ------          -----
Increase (decrease) in net assets
  from operations..................  $ 2,133,848     323,868     10,739,270       31,195          2,890
                                     ===========     =======     ==========       ======          =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                        The Universal
                                     Rydex Variable     Institutional           Van Kampen Life           XTF Advisors
                                          Trust          Funds, Inc.           Investment Trust               Trust
                                    ----------------- ----------------- ------------------------------  -----------------
                                                         Equity and                        Strategic
                                                           Income          Comstock         Growth           ETF 60
                                           OTC          Portfolio --     Portfolio --    Portfolio --     Portfolio --
                                          Fund         Class II Shares  Class II Shares Class II Shares  Class II Shares
                                    ----------------- ----------------- --------------- --------------- -----------------
                                                         Period from                                       Period from
                                       Year ended         May 1 to                Year ended                May 1 to
                                    December 31, 2007 December 31, 2007        December 31, 2007        December 31, 2007
                                    ----------------- ----------------- ------------------------------  -----------------
Investment income and expense:
   Income -- Ordinary dividends....    $    6,457           22,726          1,927,245             --              --
   Expenses -- Mortality and
     expense risk charges and
     administrative charges --
     (note 4a).....................       140,424           47,338          2,009,932        175,607          69,679
                                       ----------         --------        -----------      ---------        --------
Net investment income (expense)....      (133,967)         (24,612)           (82,687)      (175,607)        (69,679)
                                       ----------         --------        -----------      ---------        --------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........       805,687          (18,939)         3,168,859        555,865          (6,964)
   Change in unrealized
     appreciation (depreciation)...       637,610          (87,680)       (11,011,500)     1,196,588         (96,032)
   Capital gain distributions......            --           25,537          2,373,564             --              --
                                       ----------         --------        -----------      ---------        --------
Net realized and unrealized gain
  (loss) on investments............     1,443,297          (81,082)        (5,469,077)     1,752,453        (102,996)
                                       ----------         --------        -----------      ---------        --------
Increase (decrease) in net assets
  from operations..................    $1,309,330         (105,694)        (5,551,764)     1,576,846        (172,675)
                                       ==========         ========        ===========      =========        ========

                See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets

                                                                              AIM Variable Insurance Funds
                                                                     ----------------------------------------------
                                                                         AIM V.I. Basic         AIM V.I. Capital
                                                                          Value Fund --       Appreciation Fund --
                                           Consolidated Total           Series II shares         Series I shares
                                    -------------------------------  ----------------------  ----------------------
                                               Year ended                  Year ended              Year ended
                                              December 31,                December 31,            December 31,
                                    -------------------------------  ----------------------  ----------------------
                                          2007            2006          2007        2006        2007        2006
                                    ---------------  --------------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)..................... $   128,945,841      65,044,507    (354,244)   (342,743)   (440,135)   (482,612)
   Net realized gain
     (loss) on
     investments...................     476,304,282     344,423,581   1,670,923   1,137,259   1,687,199   2,828,812
   Change in unrealized
     appreciation
     (depreciation) on
     investments...................    (217,200,967)    323,980,248  (2,731,702)  1,026,673   1,526,229    (906,549)
   Capital gain
     distributions.................     468,080,872     280,757,602   1,473,180   1,187,165          --          --
                                    ---------------  --------------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations................     856,130,028   1,014,205,938      58,157   3,008,354   2,773,293   1,439,651
                                    ---------------  --------------  ----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums....................   2,119,699,715   1,568,465,328   1,145,091   3,579,939     216,596     855,193
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits................    (119,125,859)   (107,088,376)         --     (91,725)   (211,662)   (140,715)
     Surrenders....................  (1,527,279,041) (1,199,686,346) (2,325,077) (2,109,778) (4,430,618) (3,106,299)
     Cost of insurance
       and
       administrative
       expense (note 4a)...........     (13,610,276)    (12,368,133)    (64,472)    (63,748)    (52,546)    (54,989)
     Capital
       contribution
       (withdrawal)................      (6,700,000)             --          --          --          --          --
     Transfers (to) from
       the Guarantee
       Account.....................     151,849,035     189,048,371     429,825     503,952     (11,118)     75,807
     Transfers (to) from
       other subaccounts...........              --              --  (3,334,300) (2,339,675) (2,575,350) (2,413,006)
                                    ---------------  --------------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note 5).....     604,833,574     438,370,844  (4,148,933)   (521,035) (7,064,698) (4,784,009)
                                    ---------------  --------------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.......................   1,460,963,602   1,452,576,782  (4,090,776)  2,487,319  (4,291,405) (3,344,358)
Net assets at beginning
  of year..........................  10,041,119,983   8,588,543,201  29,812,558  27,325,239  30,220,342  33,564,700
                                    ---------------  --------------  ----------  ----------  ----------  ----------
Net assets at end of
  period........................... $11,502,083,585  10,041,119,983  25,721,782  29,812,558  25,928,937  30,220,342
                                    ===============  ==============  ==========  ==========  ==========  ==========
Changes in units
  (note 5):
   Units purchased.................                                     506,008     702,838     176,832   1,823,246
   Units redeemed..................                                    (755,743)   (718,948) (1,090,581) (3,030,349)
                                                                     ----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006......................                                    (249,735)    (16,110)   (913,749) (1,207,103)
                                                                     ==========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                      AIM Variable Insurance Funds (continued)
                              ----------------------------------------------------------
                              AIM V.I. Capital        AIM V.I.         AIM V.I. Global
                                Development          Core Equity         Real Estate
                                  Fund --              Fund --             Fund --
                              Series I shares      Series I shares       Series II shares
                              ---------------  ----------------------  -----------------
                                 Year ended          Year ended           Year ended
                                December 31,        December 31,         December 31,
                              ---------------  ----------------------  -----------------
                                2007    2006      2007        2006       2007     2006
                              -------  ------  ----------  ----------  -------   ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   470     (92)   (155,265)      7,974   16,212      239
   Net realized gain
     (loss) on
     investments.............   1,187     454   1,041,150   2,814,480     (691)     656
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (820)  1,322     973,988     844,780  (53,945)   8,258
   Capital gain
     distributions...........   1,075     283          --          --   31,204    1,306
                              -------  ------  ----------  ----------  -------   ------
       Increase
         (decrease) in
         net assets from
         operations..........   1,912   1,967   1,859,873   3,667,234   (7,220)  10,459
                              -------  ------  ----------  ----------  -------   ------
From capital
  transactions:
   Net premiums..............      --   2,338     165,417     450,716   62,208    4,038
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........      --      --    (328,779)   (166,338)      --       --
     Surrenders..............      --      --  (4,660,356) (2,544,310)  (2,567)  (1,813)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      --      --     (44,088)    (46,668)    (408)    (157)
     Capital
       contribution
       (withdrawal)..........      --      --          --          --       --       --
     Transfers (to) from
       the Guarantee
       Account...............     (47)      4      60,316      66,081    9,565   27,419
     Transfers (to) from
       other subaccounts.....   2,018     862  (1,366,558) (1,164,403) 132,469      546
                              -------  ------  ----------  ----------  -------   ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   1,971   3,204  (6,174,048) (3,404,922) 201,267   30,033
                              -------  ------  ----------  ----------  -------   ------
Increase (decrease) in
  net assets.................   3,883   5,171  (4,314,175)    262,312  194,047   40,492
Net assets at beginning
  of year....................  17,498  12,327  29,699,736  29,437,424   47,483    6,991
                              -------  ------  ----------  ----------  -------   ------
Net assets at end of
  period..................... $21,381  17,498  25,385,561  29,699,736  241,530   47,483
                              =======  ======  ==========  ==========  =======   ======
Changes in units
  (note 5):
   Units purchased...........     491     350     176,622   3,191,702   23,380    2,802
   Units redeemed............    (359)   (128)   (717,860) (4,508,480)  (8,381)    (462)
                              -------  ------  ----------  ----------  -------   ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................     132     222    (541,238) (1,316,778)  14,999    2,340
                              =======  ======  ==========  ==========  =======   ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                      AIM Variable Insurance Funds (continued)
                              -------------------------------------------------------
                                  AIM V.I.                                AIM V.I.
                                 Government           AIM V.I.            Large Cap
                                 Securities     International Growth       Growth
                                  Fund --              Fund --             Fund --
                              Series I shares     Series II shares     Series I shares
                              ---------------  ----------------------  --------------
                                 Year ended          Year ended          Year ended
                                December 31,        December 31,        December 31,
                              ---------------  ----------------------  --------------
                                2007    2006      2007        2006      2007    2006
                              -------  ------  ----------  ----------  ------  ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   703     562    (869,471)    (73,399)   (430)   (139)
   Net realized gain
     (loss) on
     investments.............    (343)   (113)  4,677,982   2,233,126     327    (149)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     217    (235)  2,946,219   4,247,721   4,046   1,953
   Capital gain
     distributions...........      --      --          --          --      --      --
                              -------  ------  ----------  ----------  ------  ------
       Increase
         (decrease) in
         net assets from
         operations..........     577     214   6,754,730   6,407,448   3,943   1,665
                              -------  ------  ----------  ----------  ------  ------
From capital
  transactions:
   Net premiums..............     623   1,725  35,698,548  18,548,363      --      --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........      --      --    (128,277)    (19,671)     --      --
     Surrenders..............  (1,575)     --  (4,733,494) (1,748,469) (2,000) (1,406)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      --      --    (116,370)    (48,683)   (101)    (15)
     Capital
       contribution
       (withdrawal)..........      --      --          --          --      --      --
     Transfers (to) from
       the Guarantee
       Account...............      55      (1)  2,682,533   1,972,510     845  25,646
     Transfers (to) from
       other subaccounts.....   5,682   1,923   5,852,558   5,166,836       2  (1,129)
                              -------  ------  ----------  ----------  ------  ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   4,785   3,647  39,255,498  23,870,886  (1,254) 23,096
                              -------  ------  ----------  ----------  ------  ------
Increase (decrease) in
  net assets.................   5,362   3,861  46,010,228  30,278,334   2,689  24,761
Net assets at beginning
  of year....................  15,556  11,695  43,430,801  13,152,467  28,614   3,853
                              -------  ------  ----------  ----------  ------  ------
Net assets at end of
  period..................... $20,918  15,556  89,441,029  43,430,801  31,303  28,614
                              =======  ======  ==========  ==========  ======  ======
Changes in units
  (note 5):
   Units purchased...........   2,403   1,120   6,317,075   3,727,417      86   4,227
   Units redeemed............  (2,068)   (842) (3,616,229) (1,851,550)   (199) (1,734)
                              -------  ------  ----------  ----------  ------  ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................     335     278   2,700,846   1,875,867    (113)  2,493
                              =======  ======  ==========  ==========  ======  ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                AIM Variable Insurance Funds
                                        (continued)
                              ----------------------------------
                                  AIM V.I.
                                 Technology    AIM V.I. Utilities
                                  Fund --          Fund --
                              Series I shares  Series I shares
                              ---------------  -----------------
                                 Year ended      Year ended
                                December 31,    December 31,
                              ---------------  -----------------
                                2007    2006    2007      2006
                              -------  ------   ------   ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (84)    (75)     55       213
   Net realized gain
     (loss) on
     investments.............      17       8     554       909
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     795     984     (70)      (51)
   Capital gain
     distributions...........      --      --     154       170
                              -------  ------   ------   ------
       Increase
         (decrease) in
         net assets from
         operations..........     728     917     693     1,241
                              -------  ------   ------   ------
From capital
  transactions:
   Net premiums..............      --      --      68       431
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........      --      --      --        --
     Surrenders..............      --      --      --        --
     Cost of insurance
       and
       administrative
       expense (note 4a).....      --      --      --        --
     Capital
       contribution
       (withdrawal)..........      --      --      --        --
     Transfers (to) from
       the Guarantee
       Account...............      (1)     --     (17)       68
     Transfers (to) from
       other subaccounts.....      61     127  (5,772)      160
                              -------  ------   ------   ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............      60     127  (5,721)      659
                              -------  ------   ------   ------
Increase (decrease) in
  net assets.................     788   1,044  (5,028)    1,900
Net assets at beginning
  of year....................  10,507   9,463   8,745     6,845
                              -------  ------   ------   ------
Net assets at end of
  period..................... $11,295  10,507   3,717     8,745
                              =======  ======   ======   ======
Changes in units
  (note 5):
   Units purchased...........      18      40       6     1,635
   Units redeemed............      --      (1)   (533)   (1,614)
                              -------  ------   ------   ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................      18      39    (527)       21
                              =======  ======   ======   ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                              Alger American Fund
                              ---------------------------------------------------
                                                              Alger American
                                    Alger American         Small Capitalization
                                 Growth Portfolio --           Portfolio --
                                    Class O Shares            Class O Shares
                              -------------------------  ------------------------
                                      Year ended                Year ended
                                     December 31,              December 31,
                              -------------------------  ------------------------
                                  2007          2006         2007         2006
                              ------------  -----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (914,294)  (1,248,853)  (1,047,934)  (1,119,115)
   Net realized gain
     (loss) on
     investments.............    2,797,065   (1,094,379)   9,182,649    9,321,406
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   11,837,601    5,051,289    2,367,531    4,343,621
   Capital gain
     distributions...........           --           --           --           --
                              ------------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   13,720,372    2,708,057   10,502,246   12,545,912
                              ------------  -----------  -----------  -----------
From capital
  transactions:
   Net premiums..............      173,362      212,995       71,411      135,781
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (823,923)    (979,567)    (298,378)    (473,362)
     Surrenders..............  (16,116,889) (16,837,173) (16,487,750) (12,125,970)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (94,787)    (113,563)     (79,490)     (88,065)
     Capital
       contribution
       (withdrawal)..........           --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............     (372,448)    (251,432)    (228,986)     (26,943)
     Transfers (to) from
       other subaccounts.....   (4,900,372)  (5,539,421)  (1,445,790)  (1,784,395)
                              ------------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (22,135,057) (23,508,161) (18,468,983) (14,362,954)
                              ------------  -----------  -----------  -----------
Increase (decrease) in
  net assets.................   (8,414,685) (20,800,104)  (7,966,737)  (1,817,042)
Net assets at beginning
  of year....................   85,861,241  106,661,345   73,630,929   75,447,971
                              ------------  -----------  -----------  -----------
Net assets at end of
  period..................... $ 77,446,556   85,861,241   65,664,192   73,630,929
                              ============  ===========  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........      410,572      752,783      851,214    2,521,182
   Units redeemed............   (1,879,363)  (2,449,058)  (2,201,194)  (3,732,664)
                              ------------  -----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................   (1,468,791)  (1,696,275)  (1,349,980)  (1,211,482)
                              ============  ===========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                    AllianceBernstein Variable Products Series Fund, Inc.
                              ----------------------------------------------------------------
                              AllianceBernstein
                                  Balanced
                               Wealth Strategy    AllianceBernstein       AllianceBernstein
                                Portfolio --      Global Technology       Growth and Income
                                   Class B      Portfolio -- Class B    Portfolio -- Class B
                              ----------------- --------------------  ------------------------
                                 Period from
                                August 27 to         Year ended              Year ended
                                December 31,        December 31,            December 31,
                              ----------------- --------------------  ------------------------
                                    2007           2007       2006        2007         2006
                              ----------------- ---------  ---------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    $  (23,113)      (89,790)   (63,640)     (40,516)    (721,040)
   Net realized gain
     (loss) on
     investments.............        (2,604)      419,640    206,355   11,334,152    8,312,197
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............       (68,480)      353,030    127,169  (13,350,563)   8,335,804
   Capital gain
     distributions...........            --            --         --    7,975,486    9,170,461
                                 ----------     ---------  ---------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........       (94,197)      682,880    269,884    5,918,559   25,097,422
                                 ----------     ---------  ---------  -----------  -----------
From capital
  transactions:
   Net premiums..............     6,241,612       639,498    361,359    2,117,172    4,886,512
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........            --      (198,250)  (115,450)  (1,045,505)    (965,325)
     Surrenders..............         9,244      (363,985)  (195,701) (25,586,366) (18,095,533)
     Cost of insurance
       and
       administrative
       expense (note 4a).....            --       (17,127)   (12,817)    (302,606)    (310,520)
     Capital
       contribution
       (withdrawal)..........            --            --         --           --           --
     Transfers (to) from
       the Guarantee
       Account...............         4,070       392,057     32,594      652,238    1,239,200
     Transfers (to) from
       other subaccounts.....     1,189,101     1,149,317   (260,072) (13,849,698)  (8,893,790)
                                 ----------     ---------  ---------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     7,444,027     1,601,510   (190,087) (38,014,765) (22,139,456)
                                 ----------     ---------  ---------  -----------  -----------
Increase (decrease) in
  net assets.................     7,349,830     2,284,390     79,797  (32,096,206)   2,957,966
Net assets at beginning
  of year....................            --     4,146,628  4,066,831  183,423,456  180,465,490
                                 ----------     ---------  ---------  -----------  -----------
Net assets at end of
  period.....................    $7,349,830     6,431,018  4,146,628  151,327,250  183,423,456
                                 ==========     =========  =========  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........       803,285       616,284    187,555    1,550,818    2,530,989
   Units redeemed............       (79,165)     (528,601)  (200,831)  (4,198,974)  (4,257,331)
                                 ----------     ---------  ---------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................       724,120        87,683    (13,276)  (2,648,156)  (1,726,342)
                                 ==========     =========  =========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                        AllianceBernstein Variable Products Series Fund, Inc. (continued)
                                    ------------------------------------------------------------------------
                                        AllianceBernstein        AllianceBernstein       AllianceBernstein
                                       International Value       Large Cap Growth        Small Cap Growth
                                      Portfolio -- Class B     Portfolio -- Class B    Portfolio -- Class B
                                    ------------------------  ----------------------  ----------------------
                                           Year ended               Year ended              Year ended
                                          December 31,             December 31,            December 31,
                                    ------------------------  ----------------------  ----------------------
                                        2007         2006        2007        2006        2007        2006
                                    ------------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)..................... $    981,152    (156,357)   (480,770)   (526,400)   (130,304)   (123,555)
   Net realized gain
     (loss) on
     investments...................    6,362,171   3,840,186   1,572,046     902,773     911,004     965,326
   Change in unrealized
     appreciation
     (depreciation) on
     investments...................   (7,494,177) 10,787,768   2,313,694  (1,277,529)    (53,744)   (293,819)
   Capital gain
     distributions.................    3,022,073     605,626          --          --          --          --
                                    ------------  ----------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations................    2,871,219  15,077,223   3,404,970    (901,156)    726,956     547,952
                                    ------------  ----------  ----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums....................   79,501,942  41,715,337     518,066   2,027,340     603,523     123,917
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits................      (38,167)   (114,233)   (290,852)   (126,110)    (76,335)    (74,530)
     Surrenders....................   (8,814,972) (3,234,549) (4,608,315) (2,957,371) (1,676,864)   (723,573)
     Cost of insurance
       and
       administrative
       expense (note 4a)...........     (213,543)    (84,466)    (59,178)    (60,725)    (15,111)     (9,753)
     Capital
       contribution
       (withdrawal)................           --          --          --          --          --          --
     Transfers (to) from
       the Guarantee
       Account.....................    3,914,617   4,062,152     119,274     555,193     145,666     250,428
     Transfers (to) from
       other subaccounts...........    3,980,167  19,597,949  (2,090,260) (1,398,322)  3,982,751     187,472
                                    ------------  ----------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note 5).....   78,330,044  61,942,190  (6,411,265) (1,959,995)  2,963,630    (246,039)
                                    ------------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.......................   81,201,263  77,019,413  (3,006,295) (2,861,151)  3,690,586     301,913
Net assets at beginning
  of year..........................   98,953,216  21,933,803  32,212,319  35,073,470   7,653,615   7,351,702
                                    ------------  ----------  ----------  ----------  ----------  ----------
Net assets at end of
  period........................... $180,154,479  98,953,216  29,206,024  32,212,319  11,344,201   7,653,615
                                    ============  ==========  ==========  ==========  ==========  ==========
Changes in units
  (note 5):
   Units purchased.................   13,327,844   7,869,628     322,806     917,429     888,780     973,694
   Units redeemed..................   (7,728,047) (3,229,131) (1,184,014) (1,293,435)   (623,028) (1,010,454)
                                    ------------  ----------  ----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006......................    5,599,797   4,640,497    (861,208)   (376,006)    265,752     (36,760)
                                    ============  ==========  ==========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     American Century Variable Portfolios, Inc.
                              --------------------------------------------------------
                              VP Income & Growth   VP International      VP Ultra(R)
                               Fund -- Class I      Fund -- Class I    Fund -- Class I
                              -----------------  --------------------  ---------------
                                  Year ended          Year ended          Year ended
                                 December 31,        December 31,        December 31,
                              -----------------  --------------------  ---------------
                                2007      2006      2007       2006     2007     2006
                              --------  -------  ---------  ---------  ------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $     58     (606)   (33,488)    (7,364) (1,158)  (1,079)
   Net realized gain
     (loss) on
     investments.............    2,692    6,668    151,977     18,169   1,484     (500)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (4,601)   9,482    253,981    121,801  10,646   (1,423)
   Capital gain
     distributions...........       --       --         --         --      --       --
                              --------  -------  ---------  ---------  ------  -------
       Increase
         (decrease) in
         net assets from
         operations..........   (1,851)  15,544    372,470    132,606  10,972   (3,002)
                              --------  -------  ---------  ---------  ------  -------
From capital
  transactions:
   Net premiums..............       --   71,672  1,279,736  1,328,164      --   14,074
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........       --       --         --         --      --       --
     Surrenders..............   (5,653)  (4,539)   (77,565)   (70,369)   (821)    (376)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (272)    (173)    (2,117)       (19)   (372)    (340)
     Capital
       contribution
       (withdrawal)..........       --       --         --         --      --       --
     Transfers (to) from
       the Guarantee
       Account...............      824   15,641    508,978    217,302      (7)    (817)
     Transfers (to) from
       other subaccounts.....    3,762   (2,771)  (306,298)   (52,739) (7,925)   6,890
                              --------  -------  ---------  ---------  ------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (1,339)  79,830  1,402,734  1,422,339  (9,125)  19,431
                              --------  -------  ---------  ---------  ------  -------
Increase (decrease) in
  net assets.................   (3,190)  95,374  1,775,204  1,554,945   1,847   16,429
Net assets at beginning
  of year....................  135,509   40,135  1,555,904        959  60,400   43,971
                              --------  -------  ---------  ---------  ------  -------
Net assets at end of
  period..................... $132,319  135,509  3,331,108  1,555,904  62,247   60,400
                              ========  =======  =========  =========  ======  =======
Changes in units
  (note 5):
   Units purchased...........    1,756   76,787    363,424    160,670     254   87,526
   Units redeemed............   (1,770) (69,614)  (269,326)   (49,569) (1,009) (85,724)
                              --------  -------  ---------  ---------  ------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................      (14)   7,173     94,098    111,101    (755)   1,802
                              ========  =======  =========  =========  ======  =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               American Century
                              Variable Portfolios, Inc. American Century Variable   BlackRock Variable
                                  (continued)            Portfolios II, Inc.        Series Funds, Inc.
                              ------------------------  ------------------------  ----------------------
                                   VP Value             VP Inflation Protection    BlackRock Basic Value
                                Fund -- Class I           Fund -- Class II        V.I. Fund -- Class III
                              ------------------------  ------------------------  ----------------------
                                  Year ended                 Year ended                 Year ended
                                 December 31,               December 31,               December 31,
                              ------------------------  ------------------------  ----------------------
                                 2007         2006         2007         2006         2007        2006
                               ---------     -------     ---------    ---------   ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  20,151         952       119,859       48,355       113,694     202,382
   Net realized gain
     (loss) on
     investments.............   (10,986)      8,092       (12,921)     (22,687)       (4,400)    257,193
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (36,231)     14,504       174,616      (19,319)   (2,288,690)     57,809
   Capital gain
     distributions...........    11,395       2,143            --           --     1,944,019   1,134,713
                               ---------     -------     ---------    ---------   ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   (15,671)     25,691       281,554        6,349      (235,377)  1,652,097
                               ---------     -------     ---------    ---------   ----------  ----------
From capital
  transactions:
   Net premiums..............    90,266     189,354       552,720    1,811,669     2,172,632   2,579,911
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........        --          --        (6,703)          --            --          --
     Surrenders..............    (7,966)    (14,381)     (299,612)    (134,291)     (564,248)   (379,950)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (502)       (325)       (5,228)      (3,631)      (37,746)    (19,635)
     Capital
       contribution
       (withdrawal)..........        --          --            --           --            --          --
     Transfers (to) from
       the Guarantee
       Account...............    80,522      67,192       273,596      154,250     1,900,063     621,250
     Transfers (to) from
       other subaccounts.....  (242,634)      6,459      (515,935)     349,611      (347,713)  2,976,845
                               ---------     -------     ---------    ---------   ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (80,314)    248,299        (1,162)   2,177,608     3,122,988   5,778,421
                               ---------     -------     ---------    ---------   ----------  ----------
Increase (decrease) in
  net assets.................   (95,985)    273,990       280,392    2,183,957     2,887,611   7,430,518
Net assets at beginning
  of year....................   307,823      33,833     3,877,059    1,693,102    13,161,440   5,730,922
                               ---------     -------     ---------    ---------   ----------  ----------
Net assets at end of
  period..................... $ 211,838     307,823     4,157,451    3,877,059    16,049,051  13,161,440
                               =========     =======     =========    =========   ==========  ==========
Changes in units
  (note 5):
   Units purchased...........    36,411      93,595       293,480      480,670       694,401     869,882
   Units redeemed............   (44,440)    (73,897)     (295,026)    (261,252)     (473,093)   (385,555)
                               ---------     -------     ---------    ---------   ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................    (8,029)     19,698        (1,546)     219,418       221,308     484,327
                               =========     =======     =========    =========   ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                         BlackRock Variable Series Funds, Inc. (continued)
                              ----------------------------------------------------------------------
                                      BlackRock               BlackRock              BlackRock
                                  Global Allocation     Large Cap Growth V.I.   Value Opportunities
                               V.I. Fund -- Class III     Fund -- Class III   V.I. Fund -- Class III
                              ------------------------  --------------------  ----------------------
                                     Year ended              Year ended             Year ended
                                    December 31,            December 31,           December 31,
                              ------------------------  --------------------  ----------------------
                                  2007         2006        2007       2006       2007        2006
                              ------------  ----------  ---------  ---------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  5,598,731   1,245,134    (45,969)   (40,587)    282,370   3,220,182
   Net realized gain
     (loss) on
     investments.............    4,022,789     307,456    203,496   (114,318) (1,632,842) (2,313,804)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (2,929,979) (1,022,155)    30,898    107,174      58,613  (3,824,951)
   Capital gain
     distributions...........   12,116,498   2,434,361         --         --   1,084,958   3,311,617
                              ------------  ----------  ---------  ---------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   18,808,039   2,964,796    188,425    (47,731)   (206,901)    393,044
                              ------------  ----------  ---------  ---------  ----------  ----------
From capital
  transactions:
   Net premiums..............  165,243,829  53,701,264    866,549    683,708     760,469   2,010,592
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........           --          --        408     (6,203)     (5,741)    (19,901)
     Surrenders..............   (4,858,659) (2,673,165)  (418,943)  (113,207)   (575,076)   (223,072)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (47,806)     (5,233)    (4,905)    (6,016)    (16,404)    (15,024)
     Capital
       contribution
       (withdrawal)..........           --          --         --         --          --          --
     Transfers (to) from
       the Guarantee
       Account...............      (38,001)  2,450,396     65,395    132,942     546,258     157,602
     Transfers (to) from
       other subaccounts.....   26,219,684   2,740,452   (362,590) 1,037,871    (295,167)    358,045
                              ------------  ----------  ---------  ---------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  186,519,047  56,213,714    145,914  1,729,095     414,339   2,268,242
                              ------------  ----------  ---------  ---------  ----------  ----------
Increase (decrease) in
  net assets.................  205,327,086  59,178,510    334,339  1,681,364     207,438   2,661,286
Net assets at beginning
  of year....................   60,201,068   1,022,558  2,911,803  1,230,439   7,200,082   4,538,796
                              ------------  ----------  ---------  ---------  ----------  ----------
Net assets at end of
  period..................... $265,528,154  60,201,068  3,246,142  2,911,803   7,407,520   7,200,082
                              ============  ==========  =========  =========  ==========  ==========
Changes in units
  (note 5):
   Units purchased...........   26,457,651   6,465,143    179,217    526,431     250,336   1,375,575
   Units redeemed............  (11,022,463) (1,393,491)  (167,802)  (396,381)   (218,422) (1,207,171)
                              ------------  ----------  ---------  ---------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................   15,435,188   5,071,652     11,415    130,050      31,914     168,404
                              ============  ==========  =========  =========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                  Columbia Funds Variable Insurance Trust I
                              ---------------------------------------------------
                                                           Columbia Marsico
                                  Columbia Marsico     International Opportunities
                               Growth Fund, Variable        Fund, Variable
                                 Series -- Class A         Series -- Class B
                              -----------------------  --------------------------
                                     Year ended               Year ended
                                    December 31,             December 31,
                              -----------------------  --------------------------
                                  2007        2006         2007          2006
                              -----------  ----------  -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (914,608)   (901,408)     199,655      (222,754)
   Net realized gain
     (loss) on
     investments.............   3,209,101   2,095,897   10,175,550     5,732,254
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   6,365,696     991,434    6,491,483     8,089,434
   Capital gain
     distributions...........          --          --    2,623,749     1,748,038
                              -----------  ----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........   8,660,189   2,185,923   19,490,437    15,346,972
                              -----------  ----------  -----------   -----------
From capital
  transactions:
   Net premiums..............   3,090,276   9,078,185   36,945,243    27,361,328
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (27,524)   (172,653)    (740,216)     (296,544)
     Surrenders..............  (4,687,173) (3,169,341)  (8,272,007)   (3,977,503)
     Cost of insurance
       and
       administrative
       expense (note 4a).....    (131,817)   (126,885)    (217,826)     (148,992)
     Capital
       contribution
       (withdrawal)..........          --          --           --            --
     Transfers (to) from
       the Guarantee
       Account...............     465,589   2,055,469    1,547,110     4,239,707
     Transfers (to) from
       other subaccounts.....   7,073,427  (5,135,399)  (7,960,292)    3,350,321
                              -----------  ----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   5,782,778   2,529,376   21,302,012    30,528,317
                              -----------  ----------  -----------   -----------
Increase (decrease) in
  net assets.................  14,442,967   4,715,299   40,792,449    45,875,289
Net assets at beginning
  of year....................  57,286,514  52,571,215  101,185,833    55,310,544
                              -----------  ----------  -----------   -----------
Net assets at end of
  period..................... $71,729,481  57,286,514  141,978,282   101,185,833
                              ===========  ==========  ===========   ===========
Changes in units
  (note 5):
   Units purchased...........   1,421,635   1,906,220    6,005,308     4,315,286
   Units redeemed............  (1,128,645) (1,704,501)  (4,538,951)   (2,293,313)
                              -----------  ----------  -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................     292,990     201,719    1,466,357     2,021,973
                              ===========  ==========  ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         Dreyfus
                              ------------------------------------------------------------------
                              Dreyfus Investment
                              Portfolios -- MidCap   Dreyfus Variable     The Dreyfus Socially
                              Stock Portfolio --    Investment Fund --    Responsible Growth Fund,
                                Initial Shares     Money Market Portfolio Inc. -- Initial Shares
                              -------------------  --------------------   -----------------------
                                  Year ended            Year ended             Year ended
                                 December 31,          December 31,           December 31,
                              -------------------  --------------------   -----------------------
                                2007       2006       2007        2006       2007         2006
                              --------   -------   ----------   --------   ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  1,597       300       17,199      6,655    (52,960)     (77,565)
   Net realized gain
     (loss) on
     investments.............   (1,473)     (952)         (94)        --     45,108      (26,861)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (15,191)    2,324           88         --    326,878      491,605
   Capital gain
     distributions...........   15,542     3,340           --         --         --           --
                              --------   -------   ----------   --------   ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........      475     5,012       17,193      6,655    319,026      387,179
                              --------   -------   ----------   --------   ---------   ---------
From capital
  transactions:
   Net premiums..............       --    12,358       61,256    115,876      4,860        6,023
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........       --        --   (1,063,592)   (71,889)   (35,646)      (2,923)
     Surrenders..............   (1,274)   (1,516)    (918,323)  (164,334)  (475,119)    (428,187)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (870)     (102)        (527)      (430)   (16,003)     (15,856)
     Capital
       contribution
       (withdrawal)..........       --        --           --         --         --           --
     Transfers (to) from
       the Guarantee
       Account...............      (15)  105,722       20,337     24,031      2,745        1,586
     Transfers (to) from
       other subaccounts.....  (11,410)    4,804    1,998,963    492,113   (116,360)    (111,032)
                              --------   -------   ----------   --------   ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (13,569)  121,266       98,114    395,367   (635,523)    (550,389)
                              --------   -------   ----------   --------   ---------   ---------
Increase (decrease) in
  net assets.................  (13,094)  126,278      115,307    402,022   (316,497)    (163,210)
Net assets at beginning
  of year....................  157,133    30,855      523,138    121,116  5,371,848    5,535,058
                              --------   -------   ----------   --------   ---------   ---------
Net assets at end of
  period..................... $144,039   157,133      638,445    523,138  5,055,351    5,371,848
                              ========   =======   ==========   ========   =========   =========
Changes in units
  (note 5):
   Units purchased...........      229    10,605      287,588     90,128      9,073       17,746
   Units redeemed............   (1,226)   (2,648)    (277,834)   (51,439)   (99,497)    (105,431)
                              --------   -------   ----------   --------   ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................     (997)    7,957        9,754     38,689    (90,424)     (87,685)
                              ========   =======   ==========   ========   =========   =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                            DWS Variable Series II
                              -------------------------------------------------
                               DWS Dreman High   DWS Dreman Small
                                Return Equity     Mid Cap Value   DWS Technology
                                VIP -- Class B   VIP -- Class B   VIP -- Class B
                                    Shares           Shares           Shares
                              -----------------  --------------   --------------
                                  Year ended       Year ended       Year ended
                                 December 31,     December 31,     December 31,
                              -----------------  --------------   --------------
                                2007      2006    2007     2006    2007    2006
                              --------  -------  ------   ------  ------  ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (898)    (792)  1,868     (567)   (165)   (130)
   Net realized gain
     (loss) on
     investments.............      317    5,013      34      159      84    (196)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (5,445)   4,386  (9,759)   5,998   1,365     314
   Capital gain
     distributions...........    1,113    4,985   7,944    2,536      --      --
                              --------  -------  ------   ------  ------  ------
       Increase
         (decrease) in
         net assets from
         operations..........   (4,913)  13,592      87    8,126   1,284     (12)
                              --------  -------  ------   ------  ------  ------
From capital
  transactions:
   Net premiums..............       --   77,821      --   22,458     620   4,688
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........       --       --      --       --      --      --
     Surrenders..............   (3,388)    (943)   (830)  (2,262)    (85)   (140)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (221)     (37)   (295)    (185)    (27)    (19)
     Capital
       contribution
       (withdrawal)..........       --       --      --       --      --      --
     Transfers (to) from
       the Guarantee
       Account...............      (12)  33,129  18,346   31,556      --      (2)
     Transfers (to) from
       other subaccounts.....    4,829      703    (113)     593     (64)  1,697
                              --------  -------  ------   ------  ------  ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    1,208  110,673  17,108   52,160     444   6,224
                              --------  -------  ------   ------  ------  ------
Increase (decrease) in
  net assets.................   (3,705) 124,265  17,195   60,286   1,728   6,212
Net assets at beginning
  of year....................  132,766    8,501  71,846   11,560  10,163   3,951
                              --------  -------  ------   ------  ------  ------
Net assets at end of
  period..................... $129,061  132,766  89,041   71,846  11,891  10,163
                              ========  =======  ======   ======  ======  ======
Changes in units
  (note 5):
   Units purchased...........      717   20,157     869    3,536      74   1,049
   Units redeemed............     (560) (11,768)   (148)    (680)    (42)   (578)
                              --------  -------  ------   ------  ------  ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................      157    8,389     721    2,856      32     471
                              ========  =======  ======   ======  ======  ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                               Evergreen Variable
                                         Eaton Vance Variable Trust               Annuity Trust
                              -----------------------------------------------  ------------------
                                  VT Floating-Rate       VT Worldwide Health   Evergreen VA Omega
                                    Income Fund             Sciences Fund        Fund -- Class 2
                              -----------------------  ----------------------  ------------------
                                     Year ended              Year ended            Year ended
                                    December 31,            December 31,          December 31,
                              -----------------------  ----------------------  ------------------
                                  2007        2006        2007        2006        2007      2006
                              -----------  ----------  ----------  ----------  ---------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 2,448,128   1,927,018    (169,943)   (186,339)   (13,900)  (9,465)
   Net realized gain
     (loss) on
     investments.............    (623,623)    (50,823)    485,605     407,110     90,099   16,572
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (1,807,299)   (128,102)    103,180    (384,282)    36,824   30,505
   Capital gain
     distributions...........          --          --      93,857          --         --       --
                              -----------  ----------  ----------  ----------  ---------  -------
       Increase
         (decrease) in
         net assets from
         operations..........      17,206   1,748,093     512,699    (163,511)   113,023   37,612
                              -----------  ----------  ----------  ----------  ---------  -------
From capital
  transactions:
   Net premiums..............  14,841,094   3,649,114     582,592     958,217    105,196  145,194
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (55,913)   (351,226)   (166,169)   (164,830)        --       --
     Surrenders..............  (8,845,646) (2,504,315) (1,249,024)   (987,613)   (34,781)  (1,881)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (99,176)    (98,044)    (30,527)    (29,513)    (2,513)  (1,652)
     Capital
       contribution
       (withdrawal)..........          --          --          --          --         --       --
     Transfers (to) from
       the Guarantee
       Account...............   2,540,645   1,593,749      75,403     447,554     58,730  102,239
     Transfers (to) from
       other subaccounts.....  10,521,798  (2,307,995)   (841,548)   (448,514)    91,898  (43,276)
                              -----------  ----------  ----------  ----------  ---------  -------
     Increase (decrease)
       in net assets
       from capital
       transactions
       (note 5)..............  18,902,802     (18,717) (1,629,273)   (224,699)   218,530  200,624
                              -----------  ----------  ----------  ----------  ---------  -------
       Increase
         (decrease) in
         net assets..........  18,920,008   1,729,376  (1,116,574)   (388,210)   331,553  238,236
Net assets at beginning
  of year....................  46,744,283  45,014,907  11,570,877  11,959,087    723,432  485,196
                              -----------  ----------  ----------  ----------  ---------  -------
Net assets at end of
  period..................... $65,664,291  46,744,283  10,454,303  11,570,877  1,054,985  723,432
                              ===========  ==========  ==========  ==========  =========  =======
Changes in units
  (note 5):
   Units purchased...........   5,402,256   1,428,870     205,205     347,691    178,077   73,990
   Units redeemed............  (3,535,497) (1,430,397)   (323,676)   (362,241)  (157,203) (54,629)
                              -----------  ----------  ----------  ----------  ---------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................   1,866,759      (1,527)   (118,471)    (14,550)    20,874   19,361
                              ===========  ==========  ==========  ==========  =========  =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                       Federated Insurance Series
                              ---------------------------------------------------------------------------
                              Federated American Leaders    Federated Capital    Federated High Income Bond
                              Fund II -- Primary Shares      Income Fund II      Fund II -- Primary Shares
                              -------------------------  ----------------------  ------------------------
                                      Year ended               Year ended               Year ended
                                     December 31,             December 31,             December 31,
                              -------------------------  ----------------------  ------------------------
                                  2007          2006        2007        2006         2007          2006
                              ------------  -----------  ----------  ----------  -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    521,748      391,773     654,449     859,208    2,687,460     3,438,288
   Net realized gain
     (loss) on
     investments.............      308,651      967,733      22,051    (410,088)    (150,365)     (710,749)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (8,820,304)    (693,410)   (220,659)  1,996,470   (1,671,322)    1,237,335
   Capital gain
     distributions...........    3,991,606    5,770,136          --          --           --            --
                              ------------  -----------  ----------  ----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........   (3,998,299)   6,436,232     455,841   2,445,590      865,773     3,964,874
                              ------------  -----------  ----------  ----------  -----------   -----------
From capital
  transactions:
   Net premiums..............       21,366       38,390      41,398      45,840       25,519        34,202
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (371,740)    (433,790)   (185,770)   (393,002)    (468,958)     (474,667)
     Surrenders..............   (9,148,608) (10,229,030) (3,683,817) (4,038,876)  (8,924,285)   (9,465,709)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (46,971)     (57,814)    (20,087)    (22,549)     (39,977)      (46,689)
     Capital
       contribution
       (withdrawal)..........           --           --          --          --           --            --
     Transfers (to) from
       the Guarantee
       Account...............      (22,722)    (123,086)     16,700      98,111       27,881       156,207
     Transfers (to) from
       other subaccounts.....   (1,115,586)  (2,068,924)   (575,323)  1,026,486   (1,633,658)   (1,510,495)
                              ------------  -----------  ----------  ----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (10,684,261) (12,874,254) (4,406,899) (3,283,990) (11,013,478)  (11,307,151)
                              ------------  -----------  ----------  ----------  -----------   -----------
Increase (decrease) in
  net assets.................  (14,682,560)  (6,438,022) (3,951,058)   (838,400) (10,147,705)   (7,342,277)
Net assets at beginning
  of year....................   45,394,404   51,832,426  18,752,004  19,590,404   43,511,009    50,853,286
                              ------------  -----------  ----------  ----------  -----------   -----------
Net assets at end of
  period..................... $ 30,711,844   45,394,404  14,800,946  18,752,004   33,363,304    43,511,009
                              ============  ===========  ==========  ==========  ===========   ===========
Changes in units
  (note 5):
   Units purchased...........      138,153      185,395     151,791     470,971    1,088,754     1,180,631
   Units redeemed............     (759,475)    (969,839)   (494,112)   (688,416)  (1,756,347)   (1,881,528)
                              ------------  -----------  ----------  ----------  -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................     (621,322)    (784,444)   (342,321)   (217,445)    (667,593)     (700,897)
                              ============  ===========  ==========  ==========  ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                   Federated Insurance Series (continued)
                              ---------------------------------------------------
                              Federated High Income Bond   Federated Kaufmann
                              Fund II -- Service Shares  Fund II -- Service Shares
                              -------------------------  ------------------------
                                     Year ended                Year ended
                                    December 31,              December 31,
                              -------------------------  ------------------------
                                  2007         2006         2007         2006
                              -----------   ----------   ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 2,376,457    2,633,494      105,192     (437,730)
   Net realized gain
     (loss) on
     investments.............    (100,533)    (220,548)   3,901,205    2,523,616
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (1,591,873)   1,048,937    3,264,623    3,156,589
   Capital gain
     distributions...........          --           --    1,885,860      346,487
                              -----------   ----------   ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........     684,051    3,461,883    9,156,880    5,588,962
                              -----------   ----------   ----------   ----------
From capital
  transactions:
   Net premiums..............   1,818,981    1,350,337    2,541,184    5,607,030
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (538,182)    (210,172)    (585,892)    (182,344)
     Surrenders..............  (4,881,896)  (2,822,217)  (3,770,605)  (2,202,242)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (78,181)     (77,803)    (168,967)    (135,082)
     Capital
       contribution
       (withdrawal)..........          --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............   1,396,559    1,037,646    1,830,350    1,699,462
     Transfers (to) from
       other subaccounts.....  (2,043,841)  (1,757,821)  (1,967,457)  (2,595,369)
                              -----------   ----------   ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (4,326,560)  (2,480,030)  (2,121,387)   2,191,455
                              -----------   ----------   ----------   ----------
Increase (decrease) in
  net assets.................  (3,642,509)     981,853    7,035,493    7,780,417
Net assets at beginning
  of year....................  41,882,519   40,900,666   49,852,766   42,072,349
                              -----------   ----------   ----------   ----------
Net assets at end of
  period..................... $38,240,010   41,882,519   56,888,259   49,852,766
                              ===========   ==========   ==========   ==========
Changes in units
  (note 5):
   Units purchased...........   1,788,020      983,287      802,185    1,095,122
   Units redeemed............  (2,102,116)  (1,180,169)    (918,085)    (964,360)
                              -----------   ----------   ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................    (314,096)    (196,882)    (115,900)     130,762
                              ===========   ==========   ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                             Fidelity(R) Variable Insurance Products Fund
                              -------------------------------------------------------------------------
                                VIP Asset Manager/SM/     VIP Asset Manager/SM/       VIP Balanced
                                     Portfolio --             Portfolio --            Portfolio --
                                    Initial Class            Service Class 2         Service Class 2
                              -------------------------  ----------------------  ----------------------
                                      Year ended               Year ended              Year ended
                                     December 31,             December 31,            December 31,
                              -------------------------  ----------------------  ----------------------
                                  2007          2006        2007        2006        2007        2006
                              ------------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  5,836,421    2,123,061   1,019,937      (1,929)    904,389    (122,416)
   Net realized gain
     (loss) on
     investments.............    2,070,928      462,617     542,112    (578,566)    360,723      97,838
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    4,520,804    4,986,288     896,664     885,254     (40,812)    889,425
   Capital gain
     distributions...........    3,502,659           --     758,884          --     289,364          --
                              ------------  -----------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   15,930,812    7,571,966   3,217,597     304,759   1,513,664     864,847
                              ------------  -----------  ----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums..............      126,810      112,304     299,323   8,492,196  29,022,798  17,120,524
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........   (1,397,976)  (1,829,448)    (34,537)     (2,194)       (419)         --
     Surrenders..............  (21,801,473) (23,150,247) (1,947,171) (1,587,544) (1,453,670)   (260,483)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (106,510)    (131,810)    (41,405)    (35,158)    (15,665)       (459)
     Capital
       contribution
       (withdrawal)..........           --           --          --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............     (266,099)    (272,784)    106,064     362,227   1,425,008     551,691
     Transfers (to) from
       other subaccounts.....   (1,333,791)  (2,450,888)   (981,695)    874,257   6,776,351     383,641
                              ------------  -----------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (24,779,039) (27,722,873) (2,599,421)  8,103,784  35,754,403  17,794,914
                              ------------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.................   (8,848,227) (20,150,907)    618,176   8,408,543  37,268,067  18,659,761
Net assets at beginning
  of year....................  125,273,750  145,424,657  26,494,186  18,085,643  18,659,761          --
                              ------------  -----------  ----------  ----------  ----------  ----------
Net assets at end of
  period..................... $116,425,523  125,273,750  27,112,362  26,494,186  55,927,828  18,659,761
                              ============  ===========  ==========  ==========  ==========  ==========
Changes in units
  (note 5):
   Units purchased...........      258,065      405,004     469,845   3,967,759   5,830,216   2,400,032
   Units redeemed............   (1,142,299)  (1,409,886)   (696,843) (3,280,268) (2,550,421)   (603,141)
                              ------------  -----------  ----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................     (884,234)  (1,004,882)   (226,998)    687,491   3,279,795   1,796,891
                              ============  ===========  ==========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       Fidelity(R) Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------------------
                                                                                    VIP Dynamic Capital
                                  VIP Contrafund(R)          VIP Contrafund(R)         Appreciation
                                     Portfolio --              Portfolio --            Portfolio --
                                    Initial Class             Service Class 2         Service Class 2
                              -------------------------  ------------------------  --------------------
                                      Year ended                Year ended              Year ended
                                     December 31,              December 31,            December 31,
                              -------------------------  ------------------------  --------------------
                                  2007          2006         2007         2006        2007       2006
                              ------------  -----------  -----------  -----------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 12,256,613     (610,166)  10,134,015   (1,039,663)   172,177    (58,992)
   Net realized gain
     (loss) on
     investments.............   30,284,712   35,145,850   13,220,268   16,040,871    253,989    405,741
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (56,168,795) (27,676,825) (41,968,061) (13,621,400)  (446,778)    19,620
   Capital gain
     distributions...........   65,112,802   29,573,212   54,068,285   17,672,286    277,001    132,567
                              ------------  -----------  -----------  -----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   51,485,332   36,432,071   35,454,507   19,052,094    256,389    498,936
                              ------------  -----------  -----------  -----------  ---------  ---------
From capital
  transactions:
   Net premiums..............      341,085      660,596   38,586,769   29,594,092    196,895    894,541
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........   (2,968,976)  (3,954,315)  (1,171,487)    (612,053)   (39,856)        --
     Surrenders..............  (76,152,930) (69,932,464) (24,537,332) (13,462,856)  (765,612)  (266,355)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (347,451)    (409,271)    (506,748)    (381,354)   (11,698)   (11,212)
     Capital
       contribution
       (withdrawal)..........           --           --           --           --         --         --
     Transfers (to) from
       the Guarantee
       Account...............     (480,179)    (726,051)   5,039,272    7,949,528    (92,279)   243,665
     Transfers (to) from
       other subaccounts.....   (9,378,903)   8,501,326   (1,180,773)  (6,389,223)  (233,444)  (177,298)
                              ------------  -----------  -----------  -----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (88,987,354) (65,860,179)  16,229,701   16,698,134   (945,994)   683,341
                              ------------  -----------  -----------  -----------  ---------  ---------
Increase (decrease) in
  net assets.................  (37,502,022) (29,428,108)  51,684,208   35,750,228   (689,605) 1,182,277
Net assets at beginning
  of year....................  365,720,444  395,148,552  222,580,253  186,830,025  4,965,847  3,783,570
                              ------------  -----------  -----------  -----------  ---------  ---------
Net assets at end of
  period..................... $328,218,422  365,720,444  274,264,461  222,580,253  4,276,242  4,965,847
                              ============  ===========  ===========  ===========  =========  =========
Changes in units
  (note 5):
   Units purchased...........    1,768,321    3,506,738    8,056,223    7,647,736     91,231    379,747
   Units redeemed............   (5,073,626)  (5,730,971)  (6,827,809)  (6,545,893)  (149,214)  (333,428)
                              ------------  -----------  -----------  -----------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................   (3,305,305)  (2,224,233)   1,228,414    1,101,843    (57,983)    46,319
                              ============  ===========  ===========  ===========  =========  =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                         Fidelity(R) Variable Insurance Products Fund (continued)
                              -----------------------------------------------------------------------------
                                  VIP Equity-Income          VIP Equity-Income        VIP Growth & Income
                                     Portfolio --              Portfolio --              Portfolio --
                                    Initial Class             Service Class 2            Initial Class
                              -------------------------  ------------------------  ------------------------
                                      Year ended                Year ended                Year ended
                                     December 31,              December 31,              December 31,
                              -------------------------  ------------------------  ------------------------
                                  2007          2006         2007         2006         2007         2006
                              ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  2,318,915   11,231,960    1,230,430    4,064,634    2,158,042     (368,938)
   Net realized gain
     (loss) on
     investments.............   18,068,887   14,063,975    7,736,911    5,237,139    3,547,464    2,361,662
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (38,599,227)  (3,537,103) (23,209,520)    (742,658)     123,427    3,994,212
   Capital gain
     distributions...........   21,346,723   37,279,688   13,390,721   16,693,893      937,721    2,015,877
                              ------------  -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........    3,135,298   59,038,520     (851,458)  25,253,008    6,766,654    8,002,813
                              ------------  -----------  -----------  -----------  -----------  -----------
From capital
  transactions:
   Net premiums..............      597,498      327,117   18,373,427    7,945,377       54,983       58,030
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........   (3,430,899)  (5,108,636)    (842,684)    (914,515)    (514,494)  (1,128,842)
     Surrenders..............  (68,625,037) (63,580,593) (17,047,726) (11,069,030) (14,792,227) (13,209,707)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (299,846)    (328,524)    (298,728)    (266,716)     (87,190)     (97,951)
     Capital
       contribution
       (withdrawal)..........           --           --           --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............     (430,929)      12,109    1,550,915    2,969,816       50,405     (847,427)
     Transfers (to) from
       other subaccounts.....  (11,825,270)   3,068,229    2,175,780    3,129,602   (2,064,693)  (2,690,767)
                              ------------  -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (84,014,483) (65,610,298)   3,910,984    1,794,534  (17,353,216) (17,916,664)
                              ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets.................  (80,879,185)  (6,571,778)   3,059,526   27,047,542  (10,586,562)  (9,913,851)
Net assets at beginning
  of year....................  354,376,902  360,948,680  167,917,219  140,869,677   70,322,522   80,236,373
                              ------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of
  period..................... $273,497,717  354,376,902  170,976,745  167,917,219   59,735,960   70,322,522
                              ============  ===========  ===========  ===========  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........    1,502,128    1,885,012    5,270,101    2,971,139      268,876      522,651
   Units redeemed............   (4,161,635)  (3,438,809)  (4,693,673)  (2,876,727)  (1,381,849)  (1,778,977)
                              ------------  -----------  -----------  -----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................   (2,659,507)  (1,553,797)     576,428       94,412   (1,112,973)  (1,256,326)
                              ============  ===========  ===========  ===========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       Fidelity(R) Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------------------
                                    VIP Growth &             VIP Growth
                                       Income               Opportunities             VIP Growth
                                    Portfolio --            Portfolio --             Portfolio --
                                  Service Class 2           Initial Class            Initial Class
                              -----------------------  ----------------------  ------------------------
                                     Year ended              Year ended               Year ended
                                    December 31,            December 31,             December 31,
                              -----------------------  ----------------------  ------------------------
                                  2007        2006        2007        2006         2007         2006
                              -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   857,191    (277,638)   (302,631)   (149,837)    (706,306)  (1,662,549)
   Net realized gain
     (loss) on
     investments.............   1,773,109   1,064,502   1,392,403     282,662    6,811,401     (387,510)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      62,175   1,816,077   2,889,257     529,851   28,498,992   10,817,982
   Capital gain
     distributions...........     440,583     840,342          --          --           --           --
                              -----------  ----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   3,133,058   3,443,283   3,979,029     662,676   34,604,087    8,767,923
                              -----------  ----------  ----------  ----------  -----------  -----------
From capital
  transactions:
   Net premiums..............   2,831,797   1,653,020      24,226      23,641      247,881      292,492
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (471,958)   (226,374)   (172,229)   (350,037)  (1,434,591)  (1,964,721)
     Surrenders..............  (4,675,705) (3,065,058) (3,662,371) (4,350,238) (30,411,937) (29,177,439)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (66,363)    (67,504)    (25,989)    (28,358)    (158,243)    (188,976)
     Capital
       contribution
       (withdrawal)..........          --          --          --          --           --           --
     Transfers (to) from
       the Guarantee
       Account...............     277,598     133,144     (68,446)    (74,939)    (530,280)    (541,248)
     Transfers (to) from
       other subaccounts.....  (1,785,650) (1,286,696)    (94,165) (1,821,362)  (5,138,372)  (9,571,006)
                              -----------  ----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (3,890,281) (2,859,468) (3,998,974) (6,601,293) (37,425,542) (41,150,898)
                              -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets.................    (757,223)    583,815     (19,945) (5,938,617)  (2,821,455) (32,382,975)
Net assets at beginning
  of year....................  33,024,861  32,441,046  20,639,707  26,578,324  155,241,996  187,624,971
                              -----------  ----------  ----------  ----------  -----------  -----------
Net assets at end of
  period..................... $32,267,638  33,024,861  20,619,762  20,639,707  152,420,541  155,241,996
                              ===========  ==========  ==========  ==========  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........     439,403     386,043     318,477     346,015      765,512      479,201
   Units redeemed............    (782,594)   (683,543)   (664,812)   (999,777)  (2,261,466)  (2,300,275)
                              -----------  ----------  ----------  ----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................    (343,191)   (297,500)   (346,335)   (653,762)  (1,495,954)  (1,821,074)
                              ===========  ==========  ==========  ==========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           Fidelity(R) Variable Insurance Products Fund (continued)
                              ----------------------------------------------------------------------------------
                                                       VIP Investment
                                     VIP Growth          Grade Bond      VIP Mid Cap           VIP Mid Cap
                                    Portfolio --        Portfolio --     Portfolio --         Portfolio --
                                  Service Class 2      Service Class 2  Initial Class        Service Class 2
                              -----------------------  --------------- ---------------  ------------------------
                                                         Period from
                                     Year ended           May 1 to        Year ended           Year ended
                                    December 31,        December 31,     December 31,         December 31,
                              -----------------------  --------------- ---------------  ------------------------
                                  2007        2006          2007         2007    2006       2007         2006
                              -----------  ----------  --------------- -------  ------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (593,092)   (726,863)     (175,336)       445     243   (2,361,520)    (723,824)
   Net realized gain
     (loss) on
     investments.............   5,126,325   1,710,965       102,805      4,996   1,129   14,488,476   21,105,444
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   6,427,308   1,395,056       599,163     (3,719) (1,142)  (3,132,195) (21,981,672)
   Capital gain
     distributions...........          --          --            --      3,121   4,226   23,107,638   27,625,293
                              -----------  ----------    ----------    -------  ------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........  10,960,541   2,379,158       526,632      4,843   4,456   32,102,399   26,025,241
                              -----------  ----------    ----------    -------  ------  -----------  -----------
From capital
  transactions:
   Net premiums..............   1,230,981   2,876,857    12,864,777        240   3,320   14,242,682   15,029,333
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (650,940)   (369,995)       (1,716)        --      --   (1,325,930)  (1,583,184)
     Surrenders..............  (7,467,551) (3,859,336)     (395,286)    (1,614)     --  (36,756,224) (24,291,983)
     Cost of insurance
       and
       administrative
       expense (note 4a).....    (105,867)    (95,040)       (3,334)        --      --     (451,347)    (442,443)
     Capital
       contribution
       (withdrawal)..........          --          --            --         --      --           --           --
     Transfers (to) from
       the Guarantee
       Account...............     280,055     265,321       871,677         94      16    1,043,950    4,176,147
     Transfers (to) from
       other subaccounts.....   6,461,102  (3,943,137)   14,484,900    (12,746)    450  (12,112,717) (23,572,382)
                              -----------  ----------    ----------    -------  ------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    (252,220) (5,125,330)   27,821,018    (14,026)  3,786  (35,359,586) (30,684,512)
                              -----------  ----------    ----------    -------  ------  -----------  -----------
Increase (decrease) in
  net assets.................  10,708,321  (2,746,172)   28,347,650     (9,183)  8,242   (3,257,187)  (4,659,271)
Net assets at beginning
  of year....................  49,668,538  52,414,710            --     46,006  37,764  248,786,065  253,445,336
                              -----------  ----------    ----------    -------  ------  -----------  -----------
Net assets at end of
  period..................... $60,376,859  49,668,538    28,347,650     36,823  46,006  245,528,878  248,786,065
                              ===========  ==========    ==========    =======  ======  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........   2,716,140   1,073,972     3,945,144        180     319    3,474,401    4,627,939
   Units redeemed............  (2,879,562) (1,844,630)   (1,130,931)      (835)   (141)  (4,724,319)  (6,180,172)
                              -----------  ----------    ----------    -------  ------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................    (163,422)   (770,658)    2,814,213       (655)    178   (1,249,918)  (1,552,233)
                              ===========  ==========    ==========    =======  ======  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                    Fidelity(R) Variable Insurance Products Fund (continued)
                                    -------------------------------------------------------
                                           VIP Overseas            VIP Value Strategies
                                           Portfolio --                Portfolio --
                                          Initial Class               Service Class 2
                                    -----------------------------  ------------------------
                                            Year ended                  Year ended
                                           December 31,                December 31,
                                    -----------------------------  ------------------------
                                        2007            2006          2007         2006
                                     ------------    -----------    ---------    ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)..................... $  1,642,692        106,607      421,416       18,955
   Net realized gain
     (loss) on
     investments...................    9,502,617      9,203,685     (188,035)     (48,196)
   Change in unrealized
     appreciation
     (depreciation) on
     investments...................   (4,382,396)     3,807,678     (605,563)      53,785
   Capital gain
     distributions.................    6,075,122             --      216,742      460,680
                                     ------------    -----------    ---------    ---------
       Increase
         (decrease) in
         net assets from
         operations................   12,838,035     13,117,970     (155,440)     485,224
                                     ------------    -----------    ---------    ---------
From capital
  transactions:
   Net premiums....................       87,049        121,391    1,478,200    1,218,731
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits................     (361,436)      (914,515)      (6,554)      (3,666)
     Surrenders....................  (18,166,297)   (12,989,293)    (416,909)    (102,468)
     Cost of insurance
       and
       administrative
       expense (note 4a)...........      (80,945)       (83,104)     (17,003)      (8,169)
     Capital
       contribution
       (withdrawal)................           --             --           --           --
     Transfers (to) from
       the Guarantee
       Account.....................      169,995        (36,414)     480,582      157,656
     Transfers (to) from
       other subaccounts...........     (579,729)     5,039,668    1,375,066     (371,507)
                                     ------------    -----------    ---------    ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note 5).....  (18,931,363)    (8,862,267)   2,893,382      890,577
                                     ------------    -----------    ---------    ---------
Increase (decrease) in
  net assets.......................   (6,093,328)     4,255,703    2,737,942    1,375,801
Net assets at beginning
  of year..........................   89,338,162     85,082,459    4,261,631    2,885,830
                                     ------------    -----------    ---------    ---------
Net assets at end of
  period........................... $ 83,244,834     89,338,162    6,999,573    4,261,631
                                     ============    ===========    =========    =========
Changes in units
  (note 5):
   Units purchased.................      647,282      1,215,262      977,299      252,046
   Units redeemed..................   (1,345,058)    (1,509,733)    (785,973)    (177,591)
                                     ------------    -----------    ---------    ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006......................     (697,776)      (294,471)     191,326       74,455
                                     ============    ===========    =========    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                Franklin Templeton Variable Insurance Products Trust
                            --------------------------------------------------------------------------------------------
                                                                              Franklin Templeton
                                                           Franklin Large        VIP Founding
                                 Franklin Income       Cap Growth Securities   Funds Allocation       Mutual Shares
                               Securities Fund  --            Fund --              Fund --          Securities Fund --
                                  Class 2 Shares           Class 2 Shares       Class 2 Shares        Class 2 Shares
                            -------------------------  ---------------------  ------------------ -----------------------
                                                                                 Period from
                                    Year ended               Year ended          August 27 to           Year ended
                                   December 31,             December 31,         December 31,          December 31,
                            -------------------------  ---------------------  ------------------ -----------------------
                                2007          2006        2007        2006           2007            2007        2006
                            ------------  -----------  ----------  ---------  ------------------ -----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $  9,395,337    3,698,906     (10,775)    (5,388)       (280,205)        354,942     (98,715)
 Net realized gain
   (loss) on investments...    6,541,715    4,167,799      97,318     11,190         (55,142)        181,636     226,739
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............  (16,799,363)  25,599,850     (36,156)    51,745        (794,167)     (2,188,005)  1,578,879
 Capital gain
   distributions...........    2,600,266      610,960      12,862         --              --       1,397,196      36,634
                            ------------  -----------  ----------  ---------      ----------     -----------  ----------
    Increase (decrease)
     in net assets from
     operations............    1,737,955   34,077,515      63,249     57,547      (1,129,514)       (254,231)  1,743,537
                            ------------  -----------  ----------  ---------      ----------     -----------  ----------
From capital
 transactions:
 Net premiums..............  386,187,079  284,437,969     419,800    955,032      66,725,159      18,370,401  13,129,042
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity:
   Death benefits..........      (93,279)    (456,987)         --         --              --         (29,404)    (86,409)
   Surrenders..............  (30,945,228) (14,327,216)    (39,887)   (51,947)       (270,770)     (2,517,388)   (681,606)
   Cost of insurance and
    administrative
    expense (note 4a)......     (409,971)    (139,566)       (918)      (217)         (1,074)        (58,693)    (10,450)
   Capital contribution
    (withdrawal)...........           --           --          --         --              --              --          --
   Transfers (to) from
    the Guarantee Account..    9,943,357   12,484,929     358,974    150,668        (240,353)      3,338,790   1,576,374
   Transfers (to) from
    other subaccounts......   (4,958,977)  32,280,515  (1,167,596)   (16,693)      8,151,810     (14,116,297) 12,259,378
                            ------------  -----------  ----------  ---------      ----------     -----------  ----------
    Increase (decrease)
     in net assets from
     capital
     transactions
     (note 5)..............  359,722,981  314,279,644    (429,627) 1,036,843      74,364,772       4,987,409  26,186,329
                            ------------  -----------  ----------  ---------      ----------     -----------  ----------
Increase (decrease) in
 net assets................  361,460,936  348,357,159    (366,378) 1,094,390      73,235,258       4,733,178  27,929,866
Net assets at beginning
 of year...................  408,565,075   60,207,916   1,139,043     44,653              --      27,995,134      65,268
                            ------------  -----------  ----------  ---------      ----------     -----------  ----------
Net assets at end of
 period.................... $770,026,011  408,565,075     772,665  1,139,043      73,235,258      32,728,312  27,995,134
                            ============  ===========  ==========  =========      ==========     ===========  ==========
Changes in units
 (note 5):
 Units purchased...........   63,780,109   46,393,122     170,167    126,764       8,611,695       3,699,479   2,608,960
 Units redeemed............  (32,763,189) (17,190,202)   (210,239)   (34,625)     (1,202,650)     (3,523,720)   (633,720)
                            ------------  -----------  ----------  ---------      ----------     -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the years or
   lesser period ended
   December 31, 2007 and
   2006....................   31,016,920   29,202,920     (40,072)    92,139       7,409,045         175,759   1,975,240
                            ============  ===========  ==========  =========      ==========     ===========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              Franklin Templeton Variable Insurance Products Trust (continued)
                              ---------------------------------------------------------------
                                                                             Templeton Global
                                 Templeton Foreign       Templeton Foreign   Asset Allocation
                                 Securities Fund --     Securities Fund --        Fund --
                                   Class 1 Shares         Class 2 Shares      Class 2 Shares
                              -----------------------  --------------------  ----------------
                                     Year ended             Year ended          Year ended
                                    December 31,           December 31,        December 31,
                              -----------------------  --------------------  ----------------
                                  2007        2006        2007       2006      2007     2006
                              -----------  ----------  ---------  ---------  -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   204,954     (23,656)     7,390     (7,293)  33,234    1,161
   Net realized gain
     (loss) on
     investments.............   1,515,892     844,285     77,138     37,548     (612)      61
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     160,873   2,421,294    178,169    116,370  (60,261)  11,585
   Capital gain
     distributions...........     950,686          --    123,623         --   43,487    1,838
                              -----------  ----------  ---------  ---------  -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........   2,832,405   3,241,923    386,320    146,625   15,848   14,645
                              -----------  ----------  ---------  ---------  -------  -------
From capital
  transactions:
   Net premiums..............      16,955      54,746  1,379,440  1,599,864       --   41,452
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........       8,379    (127,677)        --         --       --       --
     Surrenders..............  (4,665,025) (2,812,396)  (106,714)   (79,348)  (3,814)  (1,428)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (25,382)    (18,531)    (2,495)      (191)    (557)      (6)
     Capital
       contribution
       (withdrawal)..........          --          --         --         --       --       --
     Transfers (to) from
       the Guarantee
       Account...............     188,776     483,024    542,320    220,831    4,877  123,984
     Transfers (to) from
       other subaccounts.....   2,615,300   5,081,081   (165,263)   (44,211)       9    4,859
                              -----------  ----------  ---------  ---------  -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (1,860,997)  2,660,247  1,647,288  1,696,945      515  168,861
                              -----------  ----------  ---------  ---------  -------  -------
Increase (decrease) in
  net assets.................     971,408   5,902,170  2,033,608  1,843,570   16,363  183,506
Net assets at beginning
  of year....................  20,909,798  15,007,628  1,885,394     41,824  185,236    1,730
                              -----------  ----------  ---------  ---------  -------  -------
Net assets at end of
  period..................... $21,881,206  20,909,798  3,919,002  1,885,394  201,599  185,236
                              ===========  ==========  =========  =========  =======  =======
Changes in units
  (note 5):
   Units purchased...........     542,177     827,621    409,352    239,459      352   11,318
   Units redeemed............    (672,039)   (609,131)  (294,458)  (107,904)    (311)    (873)
                              -----------  ----------  ---------  ---------  -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................    (129,862)    218,490    114,894    131,555       41   10,445
                              ===========  ==========  =========  =========  =======  =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 Franklin Templeton Variable Insurance
                                      Products Trust (continued)                       GE Investments Funds, Inc.
                            ----------------------------------------------  ------------------------------------------------
                                Templeton Global        Templeton Growth
                               Income Securities           Securities
                                    Fund --                 Fund --                                        International
                                 Class 1 Shares          Class 2 Shares            Income Fund              Equity Fund
                            -----------------------  ---------------------  ------------------------  ----------------------
                                   Year ended              Year ended              Year ended               Year ended
                                  December 31,            December 31,            December 31,             December 31,
                            -----------------------  ---------------------  ------------------------  ----------------------
                                2007        2006        2007        2006        2007         2006        2007        2006
                            -----------  ----------  ----------  ---------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $   113,627     140,079      15,951    (25,315)   4,183,564    3,582,145     592,582     173,181
 Net realized gain
   (loss) on investments...     334,834     133,413      44,828     48,012   (1,652,090)  (2,370,733)  8,055,748  14,737,971
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............     270,622     627,401    (910,383)   480,334      378,705    1,756,760  (3,735,941) (2,419,324)
 Capital gain
   distributions...........          --          --     603,997      5,001           --           --   9,229,383          --
                            -----------  ----------  ----------  ---------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations............     719,083     900,893    (245,607)   508,032    2,910,179    2,968,172  14,141,772  12,491,828
                            -----------  ----------  ----------  ---------  -----------  -----------  ----------  ----------
From capital
 transactions:
 Net premiums..............      35,350      46,285   9,836,358  2,622,926   16,133,992   23,530,627     170,147     107,587
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity:
   Death benefits..........     (50,969)   (256,742)    (47,124)        --     (572,933)  (1,576,977)    (76,643)   (250,232)
   Surrenders..............  (2,396,480) (1,874,342) (1,633,335)  (138,558) (16,415,648) (17,742,019) (8,948,848) (7,083,451)
   Cost of insurance and
    administrative
    expense (note 4a)......      (8,841)     (8,766)    (25,684)    (2,583)    (147,119)    (155,231)    (46,073)    (39,985)
   Capital contribution
    (withdrawal)...........          --          --          --         --           --           --  (6,700,000)         --
   Transfers (to) from
    the Guarantee Account..      61,296     153,731   3,769,125    678,993      132,048    1,573,685    (105,869)    558,620
   Transfers (to) from
    other subaccounts......     993,432     804,935     961,199  4,351,163  (31,783,617)  (1,214,675)  5,746,805   5,959,809
                            -----------  ----------  ----------  ---------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital
     transactions
     (note 5)..............  (1,366,212) (1,134,899) 12,860,539  7,511,941  (32,653,277)   4,415,410  (9,960,481)   (747,652)
                            -----------  ----------  ----------  ---------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets................    (647,129)   (234,006) 12,614,932  8,019,973  (29,743,098)   7,383,582   4,181,291  11,744,176
Net assets at beginning
 of year...................   8,152,737   8,386,743   8,019,973         --  115,519,266  108,135,684  64,895,359  53,151,183
                            -----------  ----------  ----------  ---------  -----------  -----------  ----------  ----------
Net assets at end of
 period.................... $ 7,505,608   8,152,737  20,634,905  8,019,973   85,776,168  115,519,266  69,076,650  64,895,359
                            ===========  ==========  ==========  =========  ===========  ===========  ==========  ==========
Changes in units
 (note 5):
 Units purchased...........     180,936     259,472   1,831,302    844,650    4,868,622    4,721,396   1,892,892   2,529,905
 Units redeemed............    (302,355)   (371,035)   (703,573)  (118,777)  (7,732,344)  (3,882,953) (2,064,232) (2,529,060)
                            -----------  ----------  ----------  ---------  -----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the years or
   lesser period ended
   December 31, 2007 and
   2006....................    (121,419)   (111,563)  1,127,729    725,873   (2,863,722)     838,443    (171,340)        845
                            ===========  ==========  ==========  =========  ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         GE Investments Funds, Inc. (continued)
                                    -------------------------------------------------------------------------------
                                             Mid-Cap                  Money Market              Premier Growth
                                           Equity Fund                    Fund                    Equity Fund
                                    -------------------------  --------------------------  ------------------------
                                            Year ended                 Year ended                 Year ended
                                           December 31,               December 31,               December 31,
                                    -------------------------  --------------------------  ------------------------
                                        2007          2006         2007          2006          2007         2006
                                    ------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)..................... $    807,768     (194,161)    9,255,619     7,702,531     (928,237)  (1,110,811)
   Net realized gain
     (loss) on
     investments...................    7,529,294   10,314,190            --            --    5,080,237    5,071,619
   Change in unrealized
     appreciation
     (depreciation) on
     investments...................  (12,841,302) (17,746,157)            2            --   (7,221,200)   2,721,615
   Capital gain
     distributions.................   23,747,556   20,696,579            --            --    6,443,680           --
                                    ------------  -----------  ------------  ------------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations................   19,243,316   13,070,451     9,255,621     7,702,531    3,374,480    6,682,423
                                    ------------  -----------  ------------  ------------  -----------  -----------
From capital
  transactions:
   Net premiums....................    8,317,847    3,763,825    34,575,560    30,807,603    1,107,087    1,653,447
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits................   (1,094,952)  (1,361,237)  (63,344,466)  (41,646,332)    (481,990)    (417,322)
     Surrenders....................  (32,534,190) (28,761,381) (168,588,723) (106,793,426) (12,373,671) (13,407,454)
     Cost of insurance
       and
       administrative
       expense (note 4a)...........     (286,273)    (306,029)     (392,280)     (328,321)    (163,537)    (180,693)
     Capital
       contribution
       (withdrawal)................           --           --            --            --           --           --
     Transfers (to) from
       the Guarantee
       Account.....................      581,769      238,618     1,624,817     8,833,340      318,535      351,101
     Transfers (to) from
       other subaccounts...........   (4,128,731) (15,907,831)  242,834,323   127,620,075   (6,609,184) (10,503,616)
                                    ------------  -----------  ------------  ------------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note 5).....  (29,144,530) (42,334,035)   46,709,231    18,492,939  (18,202,760) (22,504,537)
                                    ------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in
  net assets.......................   (9,901,214) (29,263,584)   55,964,852    26,195,470  (14,828,280) (15,822,114)
Net assets at beginning
  of year..........................  184,210,440  213,474,024   250,972,284   224,776,814   92,188,695  108,010,809
                                    ------------  -----------  ------------  ------------  -----------  -----------
Net assets at end of
  period........................... $174,309,226  184,210,440   306,937,136   250,972,284   77,360,415   92,188,695
                                    ============  ===========  ============  ============  ===========  ===========
Changes in units
  (note 5):
   Units purchased.................    2,461,860    1,410,400    68,263,263    52,344,093      611,274    1,485,422
   Units redeemed..................   (3,423,343)  (3,583,579)  (63,859,657)  (50,374,299)  (2,265,193)  (3,717,315)
                                    ------------  -----------  ------------  ------------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006......................     (961,483)  (2,173,179)    4,403,606     1,969,794   (1,653,919)  (2,231,893)
                                    ============  ===========  ============  ============  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  GE Investments Funds, Inc. (continued)
                              -----------------------------------------------------------------------------
                              Real Estate Securities Fund   S&P 500(R) Index Fund     Small-Cap Equity Fund
                              -------------------------   ------------------------  ------------------------
                                      Year ended                 Year ended                Year ended
                                     December 31,               December 31,              December 31,
                              -------------------------   ------------------------  ------------------------
                                  2007           2006         2007         2006         2007         2006
                              ------------   -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  4,748,501     2,123,703      382,294      246,742    1,345,996     (999,811)
   Net realized gain
     (loss) on
     investments.............    3,154,421     9,668,931   27,804,842   17,448,380    4,020,924    6,594,370
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (55,671,574)    5,158,152  (18,376,150)  38,335,350  (17,123,387)  (6,045,745)
   Capital gain
     distributions...........   29,045,340    21,942,706    5,510,189           --   13,542,253   13,293,810
                              ------------   -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........  (18,723,312)   38,893,492   15,321,175   56,030,472    1,785,786   12,842,624
                              ------------   -----------  -----------  -----------  -----------  -----------
From capital
  transactions:
   Net premiums..............    3,252,600     4,939,231   16,280,992    9,011,589    1,763,313    5,929,718
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (849,073)   (1,005,966)  (3,401,308)  (4,557,487)    (744,420)    (916,368)
     Surrenders..............  (25,913,352)  (23,233,129) (72,270,014) (67,651,567) (13,588,143) (11,471,535)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (196,748)     (199,641)    (622,189)    (670,057)    (229,683)    (235,310)
     Capital
       contribution
       (withdrawal)..........           --            --           --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............    1,424,069     1,216,145    1,454,026    1,259,270    1,022,152    1,644,102
     Transfers (to) from
       other subaccounts.....  (37,901,180)   11,040,001   (8,496,199) (31,841,370) (12,842,079)  (9,540,067)
                              ------------   -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (60,183,684)   (7,243,359) (67,054,692) (94,449,622) (24,618,860) (14,589,460)
                              ------------   -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets.................  (78,906,996)   31,650,133  (51,733,517) (38,419,150) (22,833,074)  (1,746,836)
Net assets at beginning
  of year....................  165,844,386   134,194,253  428,832,623  467,251,773  117,115,751  118,862,587
                              ------------   -----------  -----------  -----------  -----------  -----------
Net assets at end of
  period..................... $ 86,937,390   165,844,386  377,099,106  428,832,623   94,282,677  117,115,751
                              ============   ===========  ===========  ===========  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........      998,653     2,094,685    5,323,237    3,396,724    1,319,050    2,235,076
   Units redeemed............   (2,783,041)   (2,146,932)  (8,483,100)  (8,456,017)  (2,682,882)  (3,116,774)
                              ------------   -----------  -----------  -----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................   (1,784,388)      (52,247)  (3,159,863)  (5,059,293)  (1,363,832)    (881,698)
                              ============   ===========  ===========  ===========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                               GE Investments Funds, Inc. (continued)
                            ------------------------------------------------------------------------------------
                                     Total Return                 Total Return
                                       Fund --                       Fund --
                                    Class 1 Shares               Class 3 Shares            U.S. Equity Fund
                            -----------------------------  --------------------------  ------------------------
                                      Year ended                   Year ended                 Year ended
                                     December 31,                 December 31,               December 31,
                            -----------------------------  --------------------------  ------------------------
                                 2007            2006           2007          2006         2007         2006
                            --------------  -------------  -------------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $    9,905,397      2,997,637      9,191,400    4,153,625     (476,825)     (94,136)
 Net realized gain
   (loss) on investments...     37,338,416     19,746,652     12,551,428    2,254,733    7,156,393    4,142,982
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............     33,476,413     91,289,040     (1,700,943)   9,269,391  (10,430,727)   7,728,301
 Capital gain
   distributions...........     50,848,201     17,259,181     34,979,595    4,602,348    8,888,196           --
                            --------------  -------------  -------------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations............    131,568,427    131,292,510     55,021,480   20,280,097    5,137,037   11,777,147
                            --------------  -------------  -------------  -----------  -----------  -----------
From capital
 transactions:
 Net premiums..............     60,339,529    279,418,766    644,772,588  345,724,066    1,131,579    1,744,162
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity:
   Death benefits..........     (1,636,461)    (1,812,516)      (338,076)          --     (523,930)  (1,289,927)
   Surrenders..............    (95,880,549)   (64,796,019)   (23,787,100) (10,264,200) (12,593,163) (12,143,311)
   Cost of insurance and
    administrative
    expense (note 4a)......     (1,341,989)    (1,105,858)      (152,823)          --     (147,524)    (156,770)
   Capital contribution
    (withdrawal)...........             --             --             --           --           --           --
   Transfers (to) from
    the Guarantee Account..     68,703,134     80,596,354      6,907,359    9,387,416     (739,729)    (120,821)
   Transfers (to) from
    other subaccounts......    (24,339,527)    (7,621,315)   (25,071,906)     785,673  (14,511,101)   3,052,303
                            --------------  -------------  -------------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital
     transactions
     (note 5)..............      5,844,137    284,679,412    602,330,042  345,632,955  (27,383,868)  (8,914,364)
                            --------------  -------------  -------------  -----------  -----------  -----------
Increase (decrease) in
 net assets................    137,412,564    415,971,922    657,351,522  365,913,052  (22,246,831)   2,862,783
Net assets at beginning
 of year...................  1,342,576,450    926,604,528    365,913,052           --   92,348,955   89,486,172
                            --------------  -------------  -------------  -----------  -----------  -----------
Net assets at end of
 period.................... $1,479,989,014  1,342,576,450  1,023,264,574  365,913,052   70,102,124   92,348,955
                            ==============  =============  =============  ===========  ===========  ===========
Changes in units
 (note 5):
 Units purchased...........     22,723,871     54,663,813     95,422,593   46,672,813      618,073    1,979,639
 Units redeemed............    (21,710,027)   (28,622,542)   (40,850,649) (12,071,808)  (2,896,610)  (2,726,914)
                            --------------  -------------  -------------  -----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the years or
   lesser period ended
   December 31, 2007 and
   2006....................      1,013,844     26,041,271     54,571,944   34,601,005   (2,278,537)    (747,275)
                            ==============  =============  =============  ===========  ===========  ===========

                            -----------------------


                               Value Equity Fund
                            ----------------------
                                  Year ended
                                 December 31,
                            ----------------------
                               2007        2006
                            ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............    110,060      75,131
 Net realized gain
   (loss) on investments...  1,824,672   1,344,722
 Change in unrealized
   appreciation
   (depreciation) on
   investments............. (3,101,750)    965,199
 Capital gain
   distributions...........  4,110,527   2,784,164
                            ----------  ----------
    Increase (decrease)
     in net assets from
     operations............  2,943,509   5,169,216
                            ----------  ----------
From capital
 transactions:
 Net premiums..............    660,521     985,571
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity:
   Death benefits..........   (171,932)   (280,031)
   Surrenders.............. (4,043,848) (2,786,769)
   Cost of insurance and
    administrative
    expense (note 4a)......    (82,377)    (76,387)
   Capital contribution
    (withdrawal)...........         --          --
   Transfers (to) from
    the Guarantee Account..    394,999     226,566
   Transfers (to) from
    other subaccounts...... (1,520,308) (1,169,838)
                            ----------  ----------
    Increase (decrease)
     in net assets from
     capital
     transactions
     (note 5).............. (4,762,945) (3,100,888)
                            ----------  ----------
Increase (decrease) in
 net assets................ (1,819,436)  2,068,328
Net assets at beginning
 of year................... 36,298,769  34,230,441
                            ----------  ----------
Net assets at end of
 period.................... 34,479,333  36,298,769
                            ==========  ==========
Changes in units
 (note 5):
 Units purchased...........    337,104     341,988
 Units redeemed............   (723,762)   (634,410)
                            ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the years or
   lesser period ended
   December 31, 2007 and
   2006....................   (386,658)   (292,422)
                            ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                    Goldman Sachs Variable Insurance Trust
                              -------------------------------------------------
                              Goldman Sachs Growth and   Goldman Sachs Mid Cap
                                    Income Fund               Value Fund
                              -----------------------  ------------------------
                                     Year ended               Year ended
                                    December 31,             December 31,
                              -----------------------  ------------------------
                                  2007        2006         2007         2006
                              -----------  ----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   737,019     128,591    2,939,905    2,382,884
   Net realized gain
     (loss) on
     investments.............   3,147,694   2,728,916   10,418,150   11,451,890
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (6,153,635)  2,238,331  (26,318,055)  (2,950,257)
   Capital gain
     distributions...........   2,506,045   1,541,929   17,602,166   15,564,643
                              -----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........     237,123   6,637,767    4,642,166   26,449,160
                              -----------  ----------  -----------  -----------
From capital
  transactions:
   Net premiums..............      54,314      29,440      700,065    4,200,281
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (335,365)   (195,383)    (966,022)  (1,269,927)
     Surrenders..............  (8,522,545) (7,214,975) (36,312,650) (31,658,795)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (41,967)    (37,842)    (196,346)    (210,018)
     Capital
       contribution
       (withdrawal)..........          --          --           --           --
     Transfers (to) from
       the Guarantee
       Account...............     228,432      58,621        6,904      480,025
     Transfers (to) from
       other subaccounts.....     474,123   8,072,404  (11,052,861) (13,995,958)
                              -----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (8,143,008)    712,265  (47,820,910) (42,454,392)
                              -----------  ----------  -----------  -----------
Increase (decrease) in
  net assets.................  (7,905,885)  7,350,032  (43,178,744) (16,005,232)
Net assets at beginning
  of year....................  41,477,078  34,127,046  190,448,295  206,453,527
                              -----------  ----------  -----------  -----------
Net assets at end of
  period..................... $33,571,193  41,477,078  147,269,551  190,448,295
                              ===========  ==========  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........     966,507   1,418,684    1,305,740    2,337,399
   Units redeemed............  (1,599,386) (1,418,968)  (3,217,511)  (3,988,703)
                              -----------  ----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................    (632,879)       (284)  (1,911,771)  (1,651,304)
                              ===========  ==========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                          J.P. Morgan Series Trust II
                            ---------------------------------------------------------------------------------------
                                                                                        Small        U.S. Large Cap
                                                 International     Mid Cap Value       Company        Core Equity
                              Bond Portfolio   Equity Portfolio      Portfolio        Portfolio        Portfolio
                            -----------------  ----------------  ----------------  ---------------  ---------------
                                Year ended        Year ended        Year ended        Year ended       Year ended
                               December 31,      December 31,      December 31,      December 31,     December 31,
                            -----------------  ----------------  ----------------  ---------------  ---------------
                              2007      2006     2007     2006     2007     2006    2007     2006    2007     2006
                            --------  -------  -------  -------  -------  -------  ------  -------  ------  -------
Increase (decrease) in
 net assets
From operations:
   Net investment income
    (expense).............. $ 18,804    7,125   (1,133)    (975)   1,391     (203)   (289)    (264)    (47)    (116)
   Net realized gain
    (loss) on investments..   (1,204)  (1,130)   4,543    2,358    1,623    9,338     228    4,489     243    1,400
   Change in unrealized
    appreciation
    (depreciation) on
    investments............  (18,712)   2,722    6,012   14,336   (7,377)  11,040  (3,089)      54    (137)     457
   Capital gain
    distributions..........       --       --       --       --    6,222    1,714   1,308      687      --       --
                            --------  -------  -------  -------  -------  -------  ------  -------  ------  -------
     Increase (decrease)
       in net assets
       from operations.....   (1,112)   8,717    9,422   15,719    1,859   21,889  (1,842)   4,966      59    1,741
                            --------  -------  -------  -------  -------  -------  ------  -------  ------  -------
From capital
 transactions:
   Net premiums............   11,000  102,347       --   53,886    7,392   76,756      --    5,591      --   11,089
   Transfers (to) from
    the general account
    of Genworth Life &
    Annuity:
    Death benefits.........       --       --       --       --       --       --      --       --      --       --
    Surrenders.............   (7,755)  (7,292)  (2,810)  (1,330)  (8,322)  (9,578) (3,779)  (2,088) (5,225)  (1,813)
    Cost of insurance
     and administrative
     expense (note 4a).....   (1,039)    (869)    (538)    (416)    (758)    (547)    (57)     (70)    (11)      --
    Capital contribution
     (withdrawal)..........       --       --       --       --       --       --      --       --      --       --
    Transfers (to) from
     the Guarantee
     Account...............    1,918   46,917      613    5,602      870   52,396     191    6,321      66    2,896
    Transfers (to) from
     other subaccounts.....   (1,468)  20,777   (2,256)  (7,703)   2,768  (22,099) (1,897)     279      --   (1,273)
                            --------  -------  -------  -------  -------  -------  ------  -------  ------  -------
     Increase (decrease)
       in net assets
       from capital
       transactions
       (note 5)............    2,656  161,880   (4,991)  50,039    1,950   96,928  (5,542)  10,033  (5,170)  10,899
                            --------  -------  -------  -------  -------  -------  ------  -------  ------  -------
Increase (decrease) in
 net assets................    1,544  170,597    4,431   65,758    3,809  118,817  (7,384)  14,999  (5,111)  12,640
Net assets at beginning
 of year...................  325,325  154,728  121,088   55,330  203,696   84,879  34,309   19,310  15,363    2,723
                            --------  -------  -------  -------  -------  -------  ------  -------  ------  -------
Net assets at end of
 period.................... $326,869  325,325  125,519  121,088  207,505  203,696  26,925   34,309  10,252   15,363
                            ========  =======  =======  =======  =======  =======  ======  =======  ======  =======
Changes in units
 (note 5):
   Units purchased.........    3,863   21,548    1,562    5,904    1,164   74,847      10   60,911       9   76,064
   Units redeemed..........   (3,671)  (5,779)  (1,877)  (1,766)  (1,046) (67,418)   (290) (60,260)   (352) (75,247)
                            --------  -------  -------  -------  -------  -------  ------  -------  ------  -------
   Net increase
    (decrease) in units
    from capital
    transactions with
    contract
    owners during the
    years or lesser
    period ended
    December 31, 2007
    and 2006...............      192   15,769     (315)   4,138      118    7,429    (280)     651    (343)     817
                            ========  =======  =======  =======  =======  =======  ======  =======  ======  =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                       Janus Aspen Series
                              -------------------------------------------------------------------
                                                                                     Fundamental
                                       Balanced                  Balanced              Equity
                                     Portfolio --              Portfolio --         Portfolio --
                                    Institutional                 Service           Institutional
                                        Shares                    Shares               Shares
                              -------------------------  ------------------------  --------------
                                      Year ended                Year ended           Year ended
                                     December 31,              December 31,         December 31,
                              -------------------------  ------------------------  --------------
                                  2007          2006         2007         2006      2007    2006
                              ------------  -----------  -----------  -----------  ------  ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  2,115,224    1,556,942      941,550      467,711     (75)    (66)
   Net realized gain
     (loss) on
     investments.............   14,734,241   10,035,929    7,665,302    5,155,265     740     319
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    2,446,554   10,582,280    3,881,992    5,990,279     535     703
   Capital gain
     distributions...........           --           --           --           --      86      --
                              ------------  -----------  -----------  -----------  ------  ------
       Increase
         (decrease) in
         net assets from
         operations..........   19,296,019   22,175,151   12,488,844   11,613,255   1,286     956
                              ------------  -----------  -----------  -----------  ------  ------
From capital
  transactions:
   Net premiums..............      502,252      422,656   18,128,691   21,577,655      --   1,958
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........   (2,552,099)  (3,397,239)  (1,115,896)    (917,231)     --      --
     Surrenders..............  (54,164,075) (53,358,053) (18,120,116) (12,127,962)     --      --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (248,611)    (297,032)    (260,547)    (232,626)     --      --
     Capital
       contribution
       (withdrawal)..........           --           --           --           --      --      --
     Transfers (to) from
       the Guarantee
       Account...............      (31,767)    (833,344)   3,224,499    1,486,183      (2)    (11)
     Transfers (to) from
       other subaccounts.....   (6,908,305)  (6,607,685)  (2,313,637)  (4,396,989)  3,335     976
                              ------------  -----------  -----------  -----------  ------  ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (63,402,605) (64,070,697)    (457,006)   5,389,030   3,333   2,923
                              ------------  -----------  -----------  -----------  ------  ------
Increase (decrease) in
  net assets.................  (44,106,586) (41,895,546)  12,031,838   17,002,285   4,619   3,879
Net assets at beginning
  of year....................  239,080,198  280,975,744  146,250,151  129,247,866  13,426   9,547
                              ------------  -----------  -----------  -----------  ------  ------
Net assets at end of
  period..................... $194,973,612  239,080,198  158,281,989  146,250,151  18,045  13,426
                              ============  ===========  ===========  ===========  ======  ======
Changes in units
  (note 5):
   Units purchased...........      638,132      999,006    4,146,896    4,160,309     522     375
   Units redeemed............   (3,427,712)  (3,956,725)  (4,138,742)  (3,624,577)   (267)   (115)
                              ------------  -----------  -----------  -----------  ------  ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................   (2,789,580)  (2,957,719)       8,154      535,732     255     260
                              ============  ===========  ===========  ===========  ======  ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    Janus Aspen Series (continued)
                              -------------------------------------------------------------------------
                                   Flexible Bond                 Forty                    Forty
                                    Portfolio --             Portfolio --             Portfolio --
                                Institutional Shares     Institutional Shares        Service Shares
                              -----------------------  ------------------------  ----------------------
                                     Year ended               Year ended               Year ended
                                    December 31,             December 31,             December 31,
                              -----------------------  ------------------------  ----------------------
                                  2007        2006         2007         2006        2007        2006
                              -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   892,569   1,169,469   (1,222,852)  (1,325,395)   (844,930)   (412,745)
   Net realized gain
     (loss) on
     investments.............    (690,035) (1,174,053)  10,538,302    5,779,991   8,631,195   1,590,535
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,303,152     817,008   23,107,183    3,446,043   9,049,538   1,436,524
   Capital gain
     distributions...........          --      76,285           --           --          --          --
                              -----------  ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,505,686     888,709   32,422,633    7,900,639  16,835,803   2,614,314
                              -----------  ----------  -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............      46,531     135,775      279,019      363,823  26,739,033  11,687,928
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (238,309)   (599,649)    (891,539)  (1,466,854)   (418,010)    (41,483)
     Surrenders..............  (6,801,721) (6,942,283) (22,338,860) (22,946,951) (5,531,212) (2,287,749)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (31,227)    (39,441)    (127,411)    (147,400)    (65,742)    (39,543)
     Capital
       contribution
       (withdrawal)..........          --          --           --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............    (148,064)    (36,534)    (600,921)    (208,040)    893,954     511,044
     Transfers (to) from
       other subaccounts.....  (1,247,897) (1,068,895)    (909,284)  (9,932,994)   (383,943) (1,870,278)
                              -----------  ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (8,420,687) (8,551,027) (24,588,996) (34,338,416) 21,234,080   7,959,919
                              -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................  (6,915,001) (7,662,318)   7,833,637  (26,437,777) 38,069,883  10,574,233
Net assets at beginning
  of year....................  33,277,387  40,939,705  106,825,795  133,263,572  36,853,443  26,279,210
                              -----------  ----------  -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $26,362,386  33,277,387  114,659,432  106,825,795  74,923,326  36,853,443
                              ===========  ==========  ===========  ===========  ==========  ==========
Changes in units
  (note 5):
   Units purchased...........     196,569     423,536      561,465      775,143   6,007,655   1,775,132
   Units redeemed............    (709,794)   (950,025)  (1,820,203)  (2,673,794) (4,289,251) (1,083,080)
                              -----------  ----------  -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................    (513,225)   (526,489)  (1,258,738)  (1,898,651)  1,718,404     692,052
                              ===========  ==========  ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    Janus Aspen Series (continued)
                              -------------------------------------------------------------------------
                                Global Life Sciences      Global Technology      International Growth
                                    Portfolio --            Portfolio --             Portfolio --
                                   Service Shares          Service Shares        Institutional Shares
                              -----------------------  ----------------------  ------------------------
                                     Year ended              Year ended               Year ended
                                    December 31,            December 31,             December 31,
                              -----------------------  ----------------------  ------------------------
                                  2007        2006        2007        2006         2007         2006
                              -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (185,658)   (230,400)   (128,619)   (178,048)  (1,441,974)     669,520
   Net realized gain
     (loss) on
     investments.............   1,321,239   1,809,226     953,662     889,964   32,482,308   23,654,399
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,119,746    (870,780)  1,086,891       1,744    8,411,024   28,009,501
   Capital gain
     distributions...........          --          --          --          --           --           --
                              -----------  ----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,255,327     708,046   1,911,934     713,660   39,451,358   52,333,420
                              -----------  ----------  ----------  ----------  -----------  -----------
From capital
  transactions:
   Net premiums..............      20,106      46,346      35,934      39,479      382,767      695,386
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (76,000)    (19,035)    (92,314)    (86,863)    (973,637)    (951,535)
     Surrenders..............  (2,519,677) (2,020,674) (2,174,990) (1,658,839) (38,333,058) (23,156,472)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (16,904)    (20,225)    (20,408)    (20,363)    (165,070)    (151,159)
     Capital
       contribution
       (withdrawal)..........          --          --          --          --           --           --
     Transfers (to) from
       the Guarantee
       Account...............    (105,458)     66,107      39,800     163,802     (238,819)     462,067
     Transfers (to) from
       other subaccounts.....  (1,084,921) (1,417,514)    440,628  (1,050,897)   1,358,912   20,509,266
                              -----------  ----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (3,782,854) (3,364,995) (1,771,350) (2,613,681) (37,968,905)  (2,592,447)
                              -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets.................  (1,527,527) (2,656,949)    140,584  (1,900,021)   1,482,453   49,740,973
Net assets at beginning
  of year....................  12,889,367  15,546,316  11,188,523  13,088,544  169,247,870  119,506,897
                              -----------  ----------  ----------  ----------  -----------  -----------
Net assets at end of
  period..................... $11,361,840  12,889,367  11,329,107  11,188,523  170,730,323  169,247,870
                              ===========  ==========  ==========  ==========  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........     293,014     714,947     821,885   1,591,459    1,510,916    3,276,204
   Units redeemed............    (622,648) (1,046,573) (1,251,618) (2,259,219)  (2,632,677)  (3,269,455)
                              -----------  ----------  ----------  ----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................    (329,634)   (331,626)   (429,733)   (667,760)  (1,121,761)       6,749
                              ===========  ==========  ==========  ==========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                          Janus Aspen Series (continued)
                                    -------------------------------------------------------------------------
                                      International Growth       Large Cap Growth         Large Cap Growth
                                          Portfolio --             Portfolio --             Portfolio --
                                         Service Shares        Institutional Shares        Service Shares
                                    -----------------------  ------------------------  ----------------------
                                           Year ended               Year ended               Year ended
                                          December 31,             December 31,             December 31,
                                    -----------------------  ------------------------  ----------------------
                                        2007        2006         2007         2006        2007        2006
                                    -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)..................... $  (362,885)     81,559     (957,171)  (1,381,465)   (127,055)   (171,010)
   Net realized gain
     (loss) on
     investments...................   5,126,535   3,077,693    5,159,463      357,622     718,347     244,704
   Change in unrealized
     appreciation
     (depreciation) on
     investments...................   2,757,834   7,601,879   12,435,591   14,208,349     952,037   1,114,523
   Capital gain
     distributions.................          --          --           --           --          --          --
                                    -----------  ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations................   7,521,484  10,761,131   16,637,883   13,184,506   1,543,329   1,188,217
                                    -----------  ----------  -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums....................          --          --      126,194      359,280      42,614      85,312
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits................    (113,825)   (163,810)  (1,919,472)  (1,873,213)   (176,638)    (90,468)
     Surrenders....................  (4,713,579) (2,237,408) (23,626,601) (25,413,001) (2,154,108) (1,283,397)
     Cost of insurance
       and
       administrative
       expense (note 4a)...........     (64,626)    (58,819)    (151,705)    (178,445)    (15,814)    (16,286)
     Capital
       contribution
       (withdrawal)................          --          --           --           --          --          --
     Transfers (to) from
       the Guarantee
       Account.....................     (83,980)    (59,078)    (456,169)    (583,962)     20,192     (31,236)
     Transfers (to) from
       other subaccounts...........  (2,669,685) (2,692,554)  (4,310,045)  (7,221,584)   (830,731)   (241,430)
                                    -----------  ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note 5).....  (7,645,695) (5,211,669) (30,337,798) (34,910,925) (3,114,485) (1,577,505)
                                    -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.......................    (124,211)  5,549,462  (13,699,915) (21,726,419) (1,571,156)   (389,288)
Net assets at beginning
  of year..........................  32,138,465  26,589,003  134,434,229  156,160,648  13,364,093  13,753,381
                                    -----------  ----------  -----------  -----------  ----------  ----------
Net assets at end of
  period........................... $32,014,254  32,138,465  120,734,314  134,434,229  11,792,937  13,364,093
                                    ===========  ==========  ===========  ===========  ==========  ==========
Changes in units
  (note 5):
   Units purchased.................      37,072      76,734      336,989      606,994      83,647     183,218
   Units redeemed..................    (505,539)   (514,485)  (2,144,762)  (2,797,924)   (513,498)   (433,273)
                                    -----------  ----------  -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006......................    (468,467)   (437,751)  (1,807,773)  (2,190,930)   (429,851)   (250,055)
                                    ===========  ==========  ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                               Janus Aspen Series (continued)
                            ---------------------------------------------------------------------------------------------------
                                  Mid Cap Growth           Mid Cap Growth          Worldwide Growth         Worldwide Growth
                                   Portfolio --             Portfolio --             Portfolio --             Portfolio --
                               Institutional Shares        Service Shares        Institutional Shares        Service Shares
                            -------------------------  ----------------------  ------------------------  ----------------------
                                    Year ended               Year ended               Year ended               Year ended
                                   December 31,             December 31,             December 31,             December 31,
                            -------------------------  ----------------------  ------------------------  ----------------------
                                2007          2006        2007        2006         2007         2006        2007        2006
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $ (1,319,188)  (1,655,115)   (200,702)   (217,261)  (1,096,902)     480,343    (174,551)      4,308
 Net realized gain
   (loss) on investments...    6,230,660      964,481   1,956,440     736,681    6,419,064   (2,205,245)  1,761,187     378,395
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............   14,221,883   13,363,943     556,817     989,182    7,784,641   26,616,988    (272,991)  2,134,764
 Capital gain
   distributions...........      563,058           --      70,838          --           --           --          --          --
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations............   19,696,413   12,673,309   2,383,393   1,508,602   13,106,803   24,892,086   1,313,645   2,517,467
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
From capital
 transactions:
 Net premiums..............      124,510      224,715      68,621      82,894      230,108      431,921      69,680      83,425
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity:
   Death benefits..........   (1,048,697)    (794,718)    (33,800)    (89,820)  (1,653,980)  (1,792,477)   (176,544)    (43,903)
   Surrenders..............  (18,918,663) (18,317,529) (2,970,313) (1,213,186) (30,417,213) (29,502,587) (3,944,921) (1,605,861)
   Cost of insurance and
    administrative
    expense (note 4a)......     (130,173)    (152,486)    (18,081)    (18,144)    (168,903)    (191,228)    (19,449)    (18,986)
   Capital contribution
    (withdrawal)...........           --           --          --          --           --           --          --          --
   Transfers (to) from
    the Guarantee Account..     (141,836)      98,996      63,030      25,639     (664,434)    (635,520)      1,325     (17,845)
   Transfers (to) from
    other subaccounts......   (3,218,615)  (9,087,388)   (791,982)   (463,838)  (4,802,766)  (8,381,406)    118,662  (1,816,361)
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital
     transactions
     (note 5)..............  (23,333,474) (28,028,410) (3,682,525) (1,676,455) (37,477,188) (40,071,297) (3,951,247) (3,419,531)
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets................   (3,637,061) (15,355,101) (1,299,132)   (167,853) (24,370,385) (15,179,211) (2,637,602)   (902,064)
Net assets at beginning
 of year...................  106,780,938  122,136,039  13,877,589  14,045,442  164,481,309  179,660,520  17,510,565  18,412,629
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
Net assets at end of
 period.................... $103,143,877  106,780,938  12,578,457  13,877,589  140,110,924  164,481,309  14,872,963  17,510,565
                            ============  ===========  ==========  ==========  ===========  ===========  ==========  ==========
Changes in units
 (note 5):
 Units purchased...........      475,772      608,520     607,152     332,865      772,423      582,198     638,762     166,068
 Units redeemed............   (1,542,173)  (2,082,379) (1,181,722)   (628,819)  (2,301,958)  (2,480,201) (1,160,767)   (701,884)
                            ------------  -----------  ----------  ----------  -----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the years or
   lesser period ended
   December 31, 2007 and
   2006....................   (1,066,401)  (1,473,859)   (574,570)   (295,954)  (1,529,535)  (1,898,003)   (522,005)   (535,816)
                            ============  ===========  ==========  ==========  ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                            JPMorgan Insurance Trust
                              --------------------------------------------------------
                                                        JPMorgan
                                                        Insurance
                                                          Trust      JPMorgan Insurance
                                JPMorgan Insurance     Diversified   Trust Diversified
                                    Trust Core           Equity      Mid Cap Growth
                                 Bond Portfolio 1      Portfolio 1    Portfolio 1
                              ---------------------  --------------  -----------------
                                    Year ended         Year ended      Year ended
                                   December 31,       December 31,    December 31,
                              ---------------------  --------------  -----------------
                                 2007        2006      2007    2006   2007      2006
                              ----------  ---------  -------  -----   ------    -----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   71,278     (6,927)  (5,101)   (20)    162      (20)
   Net realized gain
     (loss) on
     investments.............     (5,961)     4,301    4,206      1       4        1
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     32,336     16,503   12,118    419    (282)     363
   Capital gain
     distributions...........         --         --      477     --   2,204       --
                              ----------  ---------  -------  -----   ------    -----
       Increase
         (decrease) in
         net assets from
         operations..........     97,653     13,877   11,700    400   2,088      344
                              ----------  ---------  -------  -----   ------    -----
From capital
  transactions:
   Net premiums..............  1,076,301  1,499,418  218,418  4,000  10,604    4,000
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........         --         --       --     --      --       --
     Surrenders..............    (88,455)   (76,365)  (8,469)    --  (1,019)      --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (1,032)        --     (268)    --      --       --
     Capital
       contribution
       (withdrawal)..........         --         --       --     --      --       --
     Transfers (to) from
       the Guarantee
       Account...............    606,471    136,586   12,460    (11)    (31)     (37)
     Transfers (to) from
       other subaccounts.....   (951,121)     7,424  504,584     --    (354)      --
                              ----------  ---------  -------  -----   ------    -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    642,164  1,567,063  726,725  3,989   9,200    3,963
                              ----------  ---------  -------  -----   ------    -----
Increase (decrease) in
  net assets.................    739,817  1,580,940  738,425  4,389  11,288    4,307
Net assets at beginning
  of year....................  1,580,940         --    4,389     --   4,307       --
                              ----------  ---------  -------  -----   ------    -----
Net assets at end of
  period..................... $2,320,757  1,580,940  742,814  4,389  15,595    4,307
                              ==========  =========  =======  =====   ======    =====
Changes in units
  (note 5):
   Units purchased...........    429,521    195,754   94,323    403   1,097      438
   Units redeemed............   (368,072)   (43,874) (32,212)    (5)   (178)      (8)
                              ----------  ---------  -------  -----   ------    -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................     61,449    151,880   62,111    398     919      430
                              ==========  =========  =======  =====   ======    =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                             JPMorgan Insurance Trust (continued)
                            ----------------------------------------------------------------------
                                                    JPMorgan           JPMorgan        JPMorgan
                                JPMorgan            Insurance          Insurance       Insurance
                                Insurance             Trust              Trust           Trust
                              Trust Equity         Government          Intrepid        Intrepid
                                  Index               Bond              Growth          Mid Cap
                               Portfolio 1         Portfolio 1        Portfolio 1     Portfolio 1
                            ----------------  --------------------  --------------  --------------
                               Year ended          Year ended         Year ended      Year ended
                              December 31,        December 31,       December 31,    December 31,
                            ----------------  --------------------  --------------  --------------
                              2007     2006      2007       2006      2007    2006    2007    2006
                            --------  ------  ---------  ---------  -------  -----  -------  -----
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $ (3,908)    (18)    74,672     (6,754)  (6,627)   (19)  (5,116)   (24)
 Net realized gain
   (loss) on investments...    1,579      --     (2,268)     4,316   11,237      1   (1,151)     1
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............    5,590     232     43,378     14,615   42,315    295      827    324
 Capital gain
   distributions...........       --      --         --         --       --     --    1,199     --
                            --------  ------  ---------  ---------  -------  -----  -------  -----
    Increase (decrease)
     in net assets from
     operations............    3,261     214    115,782     12,177   46,925    277   (4,241)   301
                            --------  ------  ---------  ---------  -------  -----  -------  -----
From capital
 transactions:
 Net premiums..............  167,854  13,135  1,019,596  1,407,822  264,292  4,000  212,077  9,348
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity:
   Death benefits..........       --      --         --         --       --     --       --     --
   Surrenders..............  (11,533)     --    (63,483)   (76,542) (10,338)    --  (11,308)    --
   Cost of insurance and
    administrative
    expense (note 4a)......     (226)     --       (953)        --     (348)    --     (249)    --
   Capital contribution
    (withdrawal)...........       --      --         --         --       --     --       --     --
   Transfers (to) from
    the Guarantee Account..    9,683     (21)   560,525    151,973   15,977    (22)  36,934      6
   Transfers (to) from
    other subaccounts......  391,104      --   (981,533)     7,349  604,236     --  507,451     --
                            --------  ------  ---------  ---------  -------  -----  -------  -----
    Increase (decrease)
     in net assets from
     capital
     transactions
     (note 5)..............  556,882  13,114    534,152  1,490,602  873,819  3,978  744,905  9,354
                            --------  ------  ---------  ---------  -------  -----  -------  -----
Increase (decrease) in
 net assets................  560,143  13,328    649,934  1,502,779  920,744  4,255  740,664  9,655
Net assets at beginning
 of year...................   13,328      --  1,502,779         --    4,255     --    9,655     --
                            --------  ------  ---------  ---------  -------  -----  -------  -----
Net assets at end of
 period.................... $573,471  13,328  2,152,713  1,502,779  924,999  4,255  750,319  9,655
                            ========  ======  =========  =========  =======  =====  =======  =====
Changes in units
 (note 5):
 Units purchased...........   76,576   1,226    418,942    188,979  128,993    423  109,255    939
 Units redeemed............  (26,464)     --   (367,572)   (44,649) (46,409)    (6) (37,584)    --
                            --------  ------  ---------  ---------  -------  -----  -------  -----
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the years or
   lesser period ended
   December 31, 2007 and
   2006....................   50,112   1,226     51,370    144,330   82,584    417   71,671    939
                            ========  ======  =========  =========  =======  =====  =======  =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           Legg Mason Partners Variable Equity Trust
                            -------------------------------------------------------------------------
                                                         Legg Mason Partners     Legg Mason Partners
                              Legg Mason Partners       Variable Capital and    Variable Capital and
                            Variable Aggressive Growth         Income                  Income
                             Portfolio -- Class II      Portfolio -- Class I    Portfolio -- Class II
                            -------------------------  ----------------------  ----------------------
                                   Year ended                Year ended              Year ended
                                  December 31,              December 31,            December 31,
                            -------------------------  ----------------------  ----------------------
                                2007         2006         2007        2006        2007        2006
                            -----------   ----------   ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
   Net investment income
    (expense).............. $  (181,653)    (168,835)     429,268      61,476     403,586      62,227
   Net realized gain
    (loss) on investments..     432,599      547,935    1,844,027     495,984     643,960      59,599
   Change in unrealized
    appreciation
    (depreciation) on
    investments............    (498,678)     481,755   (3,333,572)    607,417  (2,530,495)    398,764
   Capital gain
    distributions..........      90,727           --    1,436,192     235,394   1,787,127     191,539
                            -----------   ----------   ----------  ----------  ----------  ----------
     Increase (decrease)
       in net assets
       from operations.....    (157,005)     860,855      375,915   1,400,271     304,178     712,129
                            -----------   ----------   ----------  ----------  ----------  ----------
From capital
 transactions:
   Net premiums............     787,847    2,132,562      203,223       1,912   3,341,405   7,549,250
   Transfers (to) from
    the general account
    of Genworth Life &
    Annuity:
    Death benefits.........      (8,421)         716       (5,607)   (233,709)         --          --
    Surrenders.............    (945,315)    (566,616)  (2,634,861) (2,527,435)   (580,188)   (246,665)
    Cost of insurance
     and administrative
     expense (note 4a).....     (24,237)     (20,885)     (10,372)    (13,421)     (6,925)     (1,221)
    Capital contribution
     (withdrawal)..........          --           --           --          --          --          --
    Transfers (to) from
     the Guarantee
     Account...............     682,893      227,820      (25,253)   (103,192)     37,134     220,148
    Transfers (to) from
     other subaccounts.....    (772,955)     374,084     (232,685)   (306,991)   (661,774)    598,634
                            -----------   ----------   ----------  ----------  ----------  ----------
     Increase (decrease)
       in net assets
       from capital
       transactions
       (note 5)............    (280,188)   2,147,681   (2,705,555) (3,182,836)  2,129,652   8,120,146
                            -----------   ----------   ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets................    (437,193)   3,008,536   (2,329,640) (1,782,565)  2,433,830   8,832,275
Net assets at beginning
 of year...................  11,455,037    8,446,501   13,040,829  14,823,394  10,917,837   2,085,562
                            -----------   ----------   ----------  ----------  ----------  ----------
Net assets at end of
 period.................... $11,017,844   11,455,037   10,711,189  13,040,829  13,351,667  10,917,837
                            ===========   ==========   ==========  ==========  ==========  ==========
Changes in units
 (note 5):
   Units purchased.........     312,705      552,427    2,168,523      91,054   2,565,996   1,003,576
   Units redeemed..........    (330,947)    (393,815)  (2,081,518)   (339,000) (2,186,678)   (242,955)
                            -----------   ----------   ----------  ----------  ----------  ----------
   Net increase
    (decrease) in units
    from capital
    transactions with
    contract owners
    during the years or
    lesser period ended
    December 31, 2007
    and 2006...............     (18,242)     158,612       87,005    (247,946)    379,318     760,621
                            ===========   ==========   ==========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                      Legg Mason Partners
                              Legg Mason Partners Variable Equity Trust (continued)  Variable Income Trust
                              -------------------------------------------------     ----------------------
                                     Legg Mason                  Legg Mason               Legg Mason
                                 Partners Variable            Partners Variable        Partners Variable
                                    Fundamental                   Investors                Strategic
                                 Value Portfolio --             Portfolio --           Bond Portfolio --
                                      Class I                      Class I                  Class I
                              -----------------------     ------------------------  ----------------------
                                     Year ended                  Year ended               Year ended
                                    December 31,                December 31,             December 31,
                              -----------------------     ------------------------  ----------------------
                                  2007           2006         2007         2006        2007        2006
                              -----------     ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    26,759        (46,423)    (113,167)      30,240     913,695   1,311,146
   Net realized gain
     (loss) on
     investments.............   2,365,422        731,584    3,088,183    3,438,458    (467,859)   (613,737)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (3,971,395)     1,284,760   (2,741,134)   2,151,262    (282,006)    478,711
   Capital gain
     distributions...........   1,581,837        605,574      817,152      949,703          --      35,316
                              -----------     ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........       2,623      2,575,495    1,051,034    6,569,663     163,830   1,211,436
                              -----------     ----------  -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............   1,348,018      2,529,616       29,506       26,441      92,018      90,608
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (33,084)        (9,532)    (113,524)    (193,998)   (252,820)   (510,828)
     Surrenders..............  (2,087,431)      (965,720)  (7,372,657) (10,422,631) (6,803,235) (7,497,800)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (56,331)       (50,902)     (38,071)     (46,301)    (31,250)    (38,319)
     Capital
       contribution
       (withdrawal)..........          --             --           --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............     110,620        176,250      (23,974)      13,708      53,835      65,671
     Transfers (to) from
       other subaccounts.....  (2,359,938)    (1,055,561)  (2,707,210)  (1,685,789)   (199,175)   (128,710)
                              -----------     ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (3,078,146)       624,151  (10,225,930) (12,308,570) (7,140,627) (8,019,378)
                              -----------     ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................  (3,075,523)     3,199,646   (9,174,896)  (5,738,907) (6,976,797) (6,807,942)
Net assets at beginning
  of year....................  18,818,929     15,619,283   39,253,035   44,991,942  34,924,207  41,732,149
                              -----------     ----------  -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $15,743,406     18,818,929   30,078,139   39,253,035  27,947,410  34,924,207
                              ===========     ==========  ===========  ===========  ==========  ==========
Changes in units
  (note 5):
   Units purchased...........   3,724,838        582,300      136,388      328,112     262,401     476,715
   Units redeemed............  (3,263,434)      (515,235)    (728,927)  (1,120,152)   (747,941) (1,037,787)
                              -----------     ----------  -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................     461,404         67,065     (592,539)    (792,040)   (485,540)   (561,072)
                              ===========     ==========  ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                        MFS(R) Variable Insurance Trust
                                    -----------------------------------------------------------------------
                                    MFS(R) Investors Growth  MFS(R) Investors Trust   MFS(R) New Discovery
                                    Stock Series -- Service     Series -- Service       Series -- Service
                                          Class Shares            Class Shares            Class Shares
                                    -----------------------  ----------------------  ----------------------
                                           Year ended              Year ended              Year ended
                                          December 31,            December 31,            December 31,
                                    -----------------------  ----------------------  ----------------------
                                        2007        2006        2007        2006        2007        2006
                                    -----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)..................... $  (358,671)   (387,156)   (197,828)   (280,116)    288,325    (581,546)
   Net realized gain
     (loss) on
     investments...................   1,118,381     667,104   1,402,116     949,911   2,358,822   1,727,357
   Change in unrealized
     appreciation
     (depreciation) on
     investments...................   1,409,290   1,095,074     305,943   1,564,096  (3,755,006)  2,052,896
   Capital gain
     distributions.................          --          --     181,660          --   1,771,102     693,054
                                    -----------  ----------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations................   2,169,000   1,375,022   1,691,891   2,233,891     663,243   3,891,761
                                    -----------  ----------  ----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums....................     169,820   1,627,017     260,650     626,445     201,464   1,269,889
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits................     (70,911)   (222,489)   (191,565)   (135,321)   (182,820)   (330,954)
     Surrenders....................  (2,501,900) (1,960,666) (2,686,468) (1,956,889) (4,617,747) (3,053,743)
     Cost of insurance
       and
       administrative
       expense (note 4a)...........     (45,246)    (44,945)    (40,018)    (41,183)    (63,961)    (68,638)
     Capital
       contribution
       (withdrawal)................          --          --          --          --          --          --
     Transfers (to) from
       the Guarantee
       Account.....................     164,721     246,396      73,297     110,881      51,886     212,401
     Transfers (to) from
       other subaccounts...........  (1,339,582) (1,370,120) (1,278,684) (1,189,678) (4,010,513) (2,462,140)
                                    -----------  ----------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note 5).....  (3,623,098) (1,724,807) (3,862,788) (2,585,745) (8,621,691) (4,433,185)
                                    -----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.......................  (1,454,098)   (349,785) (2,170,897)   (351,854) (7,958,448)   (541,424)
Net assets at beginning
  of year..........................  25,115,687  25,465,472  21,602,975  21,954,829  37,342,284  37,883,708
                                    -----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of
  period........................... $23,661,589  25,115,687  19,432,078  21,602,975  29,383,836  37,342,284
                                    ===========  ==========  ==========  ==========  ==========  ==========
Changes in units
  (note 5):
   Units purchased.................     251,356     548,471      75,403     201,307     382,035     722,208
   Units redeemed..................    (700,963)   (871,658)   (438,734)   (482,369) (1,175,688) (1,177,905)
                                    -----------  ----------  ----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006......................    (449,607)   (323,187)   (363,331)   (281,062)   (793,653)   (455,697)
                                    ===========  ==========  ==========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                               MFS(R) Variable Insurance Trust (continued)
                                    --------------------------------------------------------------------
                                    MFS(R) Strategic       MFS(R) Total Return       MFS(R) Utilities
                                    Income Series --            Series --               Series --
                                    Service Class Shares  Service Class Shares     Service Class Shares
                                    -------------------  ----------------------  -----------------------
                                       Year ended              Year ended               Year ended
                                      December 31,            December 31,             December 31,
                                    -------------------  ----------------------  -----------------------
                                      2007      2006        2007        2006         2007        2006
                                     -------    ------   ----------  ----------  -----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)..................... $ 1,832       490       246,822     116,486    1,201,882     152,520
   Net realized gain
     (loss) on
     investments...................     118       (55)      642,087     131,886    8,278,355   5,150,568
   Change in unrealized
     appreciation
     (depreciation) on
     investments...................    (740)    1,117    (1,417,431)  2,893,280    1,847,164   6,038,058
   Capital gain
     distributions.................      --        84     1,358,714     829,403    2,650,863   1,923,936
                                     -------    ------   ----------  ----------  -----------  ----------
       Increase
         (decrease) in
         net assets from
         operations................   1,210     1,636       830,192   3,971,055   13,978,264  13,265,082
                                     -------    ------   ----------  ----------  -----------  ----------
From capital
  transactions:
   Net premiums....................      --     3,879    25,256,408  32,121,940    3,998,893   3,810,375
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits................      --        --       (33,961)     (3,496)    (241,861)   (336,097)
     Surrenders....................    (820)     (371)   (4,095,705) (1,653,789) (10,860,726) (5,218,467)
     Cost of insurance
       and
       administrative
       expense (note 4a)...........    (203)      (48)      (50,171)    (24,960)    (126,525)    (96,925)
     Capital
       contribution
       (withdrawal)................      --        --            --          --           --          --
     Transfers (to) from
       the Guarantee
       Account.....................  29,709    36,816       424,642   1,021,843    1,233,611   1,183,417
     Transfers (to) from
       other subaccounts...........      66     2,333      (837,257) (1,060,372)   1,951,285     207,435
                                     -------    ------   ----------  ----------  -----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note 5).....  28,752    42,609    20,663,956  30,401,166   (4,045,323)   (450,262)
                                     -------    ------   ----------  ----------  -----------  ----------
Increase (decrease) in
  net assets.......................  29,962    44,245    21,494,148  34,372,221    9,932,941  12,814,820
Net assets at beginning
  of year..........................  47,586     3,341    54,869,289  20,497,068   58,883,930  46,069,110
                                     -------    ------   ----------  ----------  -----------  ----------
Net assets at end of
  period........................... $77,548    47,586    76,363,437  54,869,289   68,816,871  58,883,930
                                     =======    ======   ==========  ==========  ===========  ==========
Changes in units
  (note 5):
   Units purchased.................   2,940     6,663     4,557,238   4,392,734    1,242,197   1,469,199
   Units redeemed..................    (479)   (2,857)   (2,747,418) (1,542,801)  (1,558,357) (1,560,619)
                                     -------    ------   ----------  ----------  -----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006......................   2,461     3,806     1,809,820   2,849,933     (316,160)    (91,420)
                                     =======    ======   ==========  ==========  ===========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                      Old Mutual Insurance Series Fund
                              -----------------------------------------------
                                Old Mutual Growth II    Old Mutual Large Cap
                                     Portfolio            Growth Portfolio
                              -----------------------  ----------------------
                                     Year ended              Year ended
                                    December 31,            December 31,
                              -----------------------  ----------------------
                                  2007        2006        2007        2006
                              -----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (85,901)   (118,661)   (114,205)   (158,545)
   Net realized gain
     (loss) on
     investments.............     807,245     464,948     708,494     422,269
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     624,909     118,864     908,896     201,536
   Capital gain
     distributions...........          --          --          --          --
                              -----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,346,253     465,151   1,503,185     465,260
                              -----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums..............      33,900       5,689      13,441      17,330
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (24,946)    (56,415)    (79,902)    (71,792)
     Surrenders..............  (2,109,492) (1,944,530) (2,509,437) (2,243,622)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (9,529)    (12,175)    (11,707)    (15,258)
     Capital
       contribution
       (withdrawal)..........          --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............     (17,526)     35,815     (30,269)    (92,810)
     Transfers (to) from
       other subaccounts.....    (252,566)   (750,099)   (738,964) (1,023,445)
                              -----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (2,380,159) (2,721,715) (3,356,838) (3,429,597)
                              -----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.................  (1,033,906) (2,256,564) (1,853,653) (2,964,337)
Net assets at beginning
  of year....................   7,214,249   9,470,813  10,171,980  13,136,317
                              -----------  ----------  ----------  ----------
Net assets at end of
  period..................... $ 6,180,343   7,214,249   8,318,327  10,171,980
                              ===========  ==========  ==========  ==========
Changes in units
  (note 5):
   Units purchased...........      93,936     162,184      21,895      53,805
   Units redeemed............    (286,230)   (413,656)   (199,213)   (253,201)
                              -----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................    (192,294)   (251,472)   (177,318)   (199,396)
                              ===========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         Oppenheimer Variable Account Funds
                                    ---------------------------------------------------------------------------
                                           Oppenheimer          Oppenheimer Balanced      Oppenheimer Capital
                                             Balanced                Fund/VA --              Appreciation
                                             Fund/VA               Service Shares               Fund/VA
                                    -------------------------  ----------------------  ------------------------
                                            Year ended               Year ended               Year ended
                                           December 31,             December 31,             December 31,
                                    -------------------------  ----------------------  ------------------------
                                        2007          2006        2007        2006         2007         2006
                                    ------------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)..................... $    881,692      982,309     189,578     137,772   (1,254,285)  (1,274,607)
   Net realized gain
     (loss) on
     investments...................    1,155,917    1,100,489     328,987     (25,918)   8,384,169    4,995,838
   Change in unrealized
     appreciation
     (depreciation) on
     investments...................   (5,151,604)     967,889  (3,360,227)  2,106,542    5,783,104    3,779,772
   Capital gain
     distributions.................    4,684,444    2,776,619   3,355,513   1,288,593           --           --
                                    ------------  -----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations................    1,570,449    5,827,306     513,851   3,506,989   12,912,988    7,501,003
                                    ------------  -----------  ----------  ----------  -----------  -----------
From capital
  transactions:
   Net premiums....................      190,682       87,678  13,021,834  17,604,599      168,027       96,777
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits................     (307,400)    (578,459)   (608,763)    (90,255)  (1,016,455)  (1,087,648)
     Surrenders....................  (13,730,455) (11,995,955) (3,007,941) (2,193,350) (23,876,988) (23,341,964)
     Cost of insurance
       and
       administrative
       expense (note 4a)...........      (58,777)     (67,261)    (58,750)    (52,035)    (111,330)    (134,562)
     Capital
       contribution
       (withdrawal)................           --           --          --          --           --           --
     Transfers (to) from
       the Guarantee
       Account.....................      214,375      (93,307)    380,078     732,603     (360,040)    (496,525)
     Transfers (to) from
       other subaccounts...........      707,674   (2,398,887) (1,887,044) (2,864,975)  (2,935,263)  (6,096,148)
                                    ------------  -----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note 5).....  (12,983,901) (15,046,191)  7,839,414  13,136,587  (28,132,049) (31,060,070)
                                    ------------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets.......................  (11,413,452)  (9,218,885)  8,353,265  16,643,576  (15,219,061) (23,559,067)
Net assets at beginning
  of year..........................   62,389,426   71,608,311  43,481,763  26,838,187  113,604,500  137,163,567
                                    ------------  -----------  ----------  ----------  -----------  -----------
Net assets at end of
  period........................... $ 50,975,974   62,389,426  51,835,028  43,481,763   98,385,439  113,604,500
                                    ============  ===========  ==========  ==========  ===========  ===========
Changes in units
  (note 5):
   Units purchased.................      253,021      246,728   2,503,513   3,421,649      531,273      479,628
   Units redeemed..................     (705,271)    (768,322) (1,758,458) (2,121,563)  (1,541,044)  (1,532,530)
                                    ------------  -----------  ----------  ----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006......................     (452,250)    (521,594)    745,055   1,300,086   (1,009,771)  (1,052,902)
                                    ============  ===========  ==========  ==========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                             Oppenheimer Variable Account Funds (continued)
                              ---------------------------------------------------------------------------
                                Oppenheimer Capital
                                    Appreciation              Oppenheimer           Oppenheimer Global
                                     Fund/VA --                Core Bond           Securities Fund/VA --
                                   Service Shares               Fund/VA               Service Shares
                              -----------------------  ------------------------  ------------------------
                                     Year ended               Year ended                Year ended
                                    December 31,             December 31,              December 31,
                              -----------------------  ------------------------  ------------------------
                                  2007        2006         2007         2006         2007         2006
                              -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (258,756)   (202,730)   2,131,705    2,604,846       41,460     (835,357)
   Net realized gain
     (loss) on
     investments.............   1,261,166     624,397     (329,216)    (709,730)   8,314,331    9,168,042
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     860,710     462,227     (266,797)     260,222   (8,483,476)   2,546,591
   Capital gain
     distributions...........          --          --           --           --    5,954,508    6,724,268
                              -----------  ----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,863,120     883,894    1,535,692    2,155,338    5,826,823   17,603,544
                              -----------  ----------  -----------  -----------  -----------  -----------
From capital
  transactions:
   Net premiums..............   1,510,274   1,775,701      125,316       99,893    4,418,729    9,107,642
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (10,756)         --     (450,325)    (863,905)    (768,453)    (486,001)
     Surrenders..............  (1,910,621) (1,018,016) (13,139,549) (13,480,762) (12,565,066)  (7,628,186)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (42,417)    (38,163)     (63,156)     (70,401)    (275,969)    (246,695)
     Capital
       contribution
       (withdrawal)..........          --          --           --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............   1,171,718     451,256      236,344      295,562    2,275,192    2,996,744
     Transfers (to) from
       other subaccounts.....  (1,615,268)   (513,712)   5,499,183      728,334   (6,852,332) (10,862,951)
                              -----------  ----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    (897,070)    657,066   (7,792,187) (13,291,279) (13,767,899)  (7,119,447)
                              -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets.................     966,050   1,540,960   (6,256,495) (11,135,941)  (7,941,076)  10,484,097
Net assets at beginning
  of year....................  15,884,414  14,343,454   57,980,039   69,115,980  128,890,964  118,406,867
                              -----------  ----------  -----------  -----------  -----------  -----------
Net assets at end of
  period..................... $16,850,464  15,884,414   51,723,544   57,980,039  120,949,888  128,890,964
                              ===========  ==========  ===========  ===========  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........     639,868     617,655      607,444      698,730    1,695,947    2,974,365
   Units redeemed............    (708,008)   (559,625)    (916,668)  (1,257,988)  (2,655,834)  (3,656,432)
                              -----------  ----------  -----------  -----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................     (68,140)     58,030     (309,224)    (559,258)    (959,887)    (682,067)
                              ===========  ==========  ===========  ===========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  Oppenheimer Variable Account Funds (continued)
                                    --------------------------------------------------------------------------
                                                                   Oppenheimer Main     Oppenheimer Main Street
                                         Oppenheimer High         Street Fund/VA --      Small Cap Fund/VA --
                                          Income Fund/VA            Service Shares          Service Shares
                                    -------------------------  -----------------------  ----------------------
                                            Year ended                Year ended              Year ended
                                           December 31,              December 31,            December 31,
                                    -------------------------  -----------------------  ----------------------
                                        2007          2006         2007        2006        2007        2006
                                    ------------  -----------  -----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)..................... $  3,179,051    4,047,547     (582,401)   (454,666)   (684,053)   (542,063)
   Net realized gain
     (loss) on
     investments...................     (522,129)  (1,038,263)   6,841,450   3,191,212   1,554,075   2,392,206
   Change in unrealized
     appreciation
     (depreciation) on
     investments...................   (3,101,478)   1,720,366   (3,858,926)  5,635,651  (4,509,261)  1,287,236
   Capital gain
     distributions.................           --           --           --          --   1,374,213     976,335
                                    ------------  -----------  -----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations................     (444,556)   4,729,650    2,400,123   8,372,197  (2,265,026)  4,113,714
                                    ------------  -----------  -----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums....................       33,898      127,984   15,395,645  21,982,059  14,906,973   8,387,839
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits................     (740,153)  (1,243,259)    (506,099)   (570,720)    (12,115)    (17,496)
     Surrenders....................  (11,876,408) (13,561,465)  (9,137,223) (5,550,538) (3,522,693) (1,994,701)
     Cost of insurance
       and
       administrative
       expense (note 4a)...........      (47,495)     (58,925)    (129,001)   (108,555)   (114,085)    (87,192)
     Capital
       contribution
       (withdrawal)................           --           --           --          --          --          --
     Transfers (to) from
       the Guarantee
       Account.....................     (121,982)     371,797     (393,820)  1,568,613   1,806,915   1,553,925
     Transfers (to) from
       other subaccounts...........   (2,031,457)  (2,203,122) (33,418,213) (1,228,323)  9,945,701    (713,897)
                                    ------------  -----------  -----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note 5).....  (14,783,597) (16,566,990) (28,188,711) 16,092,536  23,010,696   7,128,478
                                    ------------  -----------  -----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.......................  (15,228,153) (11,837,340) (25,788,588) 24,464,733  20,745,670  11,242,192
Net assets at beginning
  of year..........................   58,611,200   70,448,540   81,488,531  57,023,798  41,872,076  30,629,884
                                    ------------  -----------  -----------  ----------  ----------  ----------
Net assets at end of
  period........................... $ 43,383,047   58,611,200   55,699,943  81,488,531  62,617,746  41,872,076
                                    ============  ===========  ===========  ==========  ==========  ==========
Changes in units
  (note 5):
   Units purchased.................      242,039      687,318    3,277,493   3,412,925   3,239,538   1,668,241
   Units redeemed..................     (762,463)  (1,279,802)  (5,721,555) (2,077,362) (1,410,666) (1,235,251)
                                    ------------  -----------  -----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006......................     (520,424)    (592,484)  (2,444,062)  1,335,563   1,828,872     432,990
                                    ============  ===========  ===========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Oppenheimer Variable Account Funds (continued)
                              ---------------------------------------------------
                                  Oppenheimer MidCap       Oppenheimer MidCap
                                       Fund/VA           Fund/VA -- Service Shares
                              -------------------------  ------------------------
                                      Year ended               Year ended
                                     December 31,             December 31,
                              -------------------------  ------------------------
                                  2007          2006        2007          2006
                              ------------  -----------   ----------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (944,065)  (1,180,660)    (86,700)    (101,378)
   Net realized gain
     (loss) on
     investments.............    3,246,016    3,238,935     430,548      324,881
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    1,440,912     (642,714)    (59,150)    (189,070)
   Capital gain
     distributions...........           --           --          --           --
                              ------------  -----------   ----------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........    3,742,863    1,415,561     284,698       34,433
                              ------------  -----------   ----------   ---------
From capital
  transactions:
   Net premiums..............      100,654      126,370     379,103      385,338
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (486,702)    (961,371)     (2,916)     (23,133)
     Surrenders..............  (13,651,031) (13,821,686)   (437,238)    (345,999)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (64,309)     (87,200)    (12,558)     (15,346)
     Capital
       contribution
       (withdrawal)..........           --           --          --           --
     Transfers (to) from
       the Guarantee
       Account...............     (306,041)    (249,549)     84,921      192,596
     Transfers (to) from
       other subaccounts.....   (4,680,946)  (5,241,427) (1,203,325)    (393,046)
                              ------------  -----------   ----------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (19,088,375) (20,234,863) (1,192,013)    (199,590)
                              ------------  -----------   ----------   ---------
Increase (decrease) in
  net assets.................  (15,345,512) (18,819,302)   (907,315)    (165,157)
Net assets at beginning
  of year....................   75,279,230   94,098,532   6,051,506    6,216,663
                              ------------  -----------   ----------   ---------
Net assets at end of
  period..................... $ 59,933,718   75,279,230   5,144,191    6,051,506
                              ============  ===========   ==========   =========
Changes in units
  (note 5):
   Units purchased...........       71,046      393,978      74,809      139,873
   Units redeemed............     (700,674)  (1,061,845)   (146,859)    (154,432)
                              ------------  -----------   ----------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................     (629,628)    (667,867)    (72,050)     (14,559)
                              ============  ===========   ==========   =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    PIMCO Variable Insurance Trust
                              -------------------------------------------------------------------------------
                                     All Asset         Foreign Bond Portfolio             High Yield
                                Portfolio -- Advisor   (U.S. Dollar Hedged) --     Portfolio -- Administrative
                                    Class Shares       Administrative Class Shares       Class Shares
                              -----------------------  --------------------------  --------------------------
                                     Year ended              Year ended                   Year ended
                                    December 31,            December 31,                 December 31,
                              -----------------------  --------------------------  --------------------------
                                  2007        2006        2007          2006           2007          2006
                              -----------  ----------   ----------    ----------   -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   662,946     319,468     169,619       276,049      5,473,260     5,304,907
   Net realized gain
     (loss) on
     investments.............      80,112     (54,598)    (34,735)       22,680       (206,426)      537,465
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (184,167)    (40,462)     40,516      (282,295)    (3,784,824)    1,283,979
   Capital gain
     distributions...........          --      13,040          --        22,389             --            --
                              -----------  ----------   ----------    ----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........     558,891     237,448     175,400        38,823      1,482,010     7,126,351
                              -----------  ----------   ----------    ----------   -----------   -----------
From capital
  transactions:
   Net premiums..............     521,893   1,796,100      54,395        51,402      8,037,072    13,713,659
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (173,416)     (5,561)   (123,379)     (109,193)      (815,832)     (665,641)
     Surrenders..............    (632,141)   (398,880) (1,396,802)   (1,151,685)   (10,470,794)   (8,782,796)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (26,032)    (23,307)    (12,193)      (15,116)      (195,643)     (197,436)
     Capital
       contribution
       (withdrawal)..........          --          --          --            --             --            --
     Transfers (to) from
       the Guarantee
       Account...............     374,390     889,588     124,985       138,544        368,701     1,640,190
     Transfers (to) from
       other subaccounts.....   7,579,274  (1,982,412)   (192,356)     (858,605)   (18,636,422)   (5,796,381)
                              -----------  ----------   ----------    ----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   7,643,968     275,528  (1,545,350)   (1,944,653)   (21,712,918)      (88,405)
                              -----------  ----------   ----------    ----------   -----------   -----------
Increase (decrease) in
  net assets.................   8,202,859     512,976  (1,369,950)   (1,905,830)   (20,230,908)    7,037,946
Net assets at beginning
  of year....................   6,946,353   6,433,377   9,716,728    11,622,558    105,639,265    98,601,319
                              -----------  ----------   ----------    ----------   -----------   -----------
Net assets at end of
  period..................... $15,149,212   6,946,353   8,346,778     9,716,728     85,408,357   105,639,265
                              ===========  ==========   ==========    ==========   ===========   ===========
Changes in units
  (note 5):
   Units purchased...........   3,099,326   1,121,070     151,729       144,944      2,822,570     3,249,864
   Units redeemed............  (2,419,304) (1,090,633)   (272,086)     (299,802)    (4,554,670)   (3,063,432)
                              -----------  ----------   ----------    ----------   -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006................     680,022      30,437    (120,357)     (154,858)    (1,732,100)      186,432
                              ===========  ==========   ==========    ==========   ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    PIMCO Variable Insurance Trust (continued)
                                    ----------------------------------------------------------------------------------
                                    Long-Term U.S. Government         Low Duration                Total Return
                                    Portfolio -- Administrative Portfolio -- Administrative Portfolio -- Administrative
                                          Class Shares                Class Shares                Class Shares
                                    --------------------------  --------------------------  --------------------------
                                           Year ended                  Year ended                  Year ended
                                          December 31,                December 31,                December 31,
                                    --------------------------  --------------------------  --------------------------
                                        2007          2006          2007          2006          2007          2006
                                     -----------   ----------    -----------   ----------   -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)..................... $ 2,044,529     2,331,590     2,308,493       434,087    10,378,500    10,015,874
   Net realized gain
     (loss) on
     investments...................    (917,698)   (1,094,899)      726,901      (109,899)   (2,101,011)   (2,050,702)
   Change in unrealized
     appreciation
     (depreciation) on
     investments...................   4,778,984    (2,146,989)    3,249,935        38,775    12,081,199    (1,297,454)
   Capital gain
     distributions.................          --       600,825            --            --            --            --
                                     -----------   ----------    -----------   ----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations................   5,905,815      (309,473)    6,285,329       362,963    20,358,688     6,667,718
                                     -----------   ----------    -----------   ----------   -----------   -----------
From capital
  transactions:
   Net premiums....................  20,351,052    10,210,817    79,743,357    10,673,050    48,656,310    53,643,059
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits................    (507,213)     (843,345)      (57,165)          231    (2,215,066)   (1,908,218)
     Surrenders....................  (7,912,176)   (6,593,646)   (3,893,113)     (785,176)  (39,457,409)  (27,716,645)
     Cost of insurance
       and
       administrative
       expense (note 4a)...........     (95,695)      (91,041)      (57,704)      (18,939)     (512,737)     (492,163)
     Capital
       contribution
       (withdrawal)................          --            --            --            --            --            --
     Transfers (to) from
       the Guarantee
       Account.....................     311,889     1,245,816     3,934,086       882,498     1,049,784     5,574,718
     Transfers (to) from
       other subaccounts...........     488,435    (2,045,790)   84,809,347       663,909   (50,080,759)      597,682
                                     -----------   ----------    -----------   ----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note 5).....  12,636,292     1,882,811   164,478,808    11,415,573   (42,559,877)   29,698,433
                                     -----------   ----------    -----------   ----------   -----------   -----------
Increase (decrease) in
  net assets.......................  18,542,107     1,573,338   170,764,137    11,778,536   (22,201,189)   36,366,151
Net assets at beginning
  of year..........................  62,943,030    61,369,692    20,805,292     9,026,756   321,728,368   285,362,217
                                     -----------   ----------    -----------   ----------   -----------   -----------
Net assets at end of
  period........................... $81,485,137    62,943,030   191,569,429    20,805,292   299,527,179   321,728,368
                                     ===========   ==========    ===========   ==========   ===========   ===========
Changes in units
  (note 5):
   Units purchased.................   4,939,215     2,362,744    27,163,180     3,584,328    14,983,262    12,883,556
   Units redeemed..................  (3,604,298)   (1,984,806)  (11,286,307)   (2,445,203)  (18,526,893)   (9,654,573)
                                     -----------   ----------    -----------   ----------   -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2007
     and 2006......................   1,334,917       377,938    15,876,873     1,139,125    (3,543,631)    3,228,983
                                     ===========   ==========    ===========   ==========   ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                    The Prudential Series Fund
                            -------------------------------------------------------------------------------------------

                              Jennison 20/20 Focus          Jennison           Natural Resources    SP International
                                  Portfolio --            Portfolio --           Portfolio --       Growth Portfolio --
                                    Class II                Class II               Class II             Class II
                            ------------------------  --------------------  ----------------------  ------------------
                                   Year ended              Year ended             Year ended           Year ended
                                  December 31,            December 31,           December 31,         December 31,
                            ------------------------  --------------------  ----------------------  ------------------
                                2007         2006        2007       2006       2007        2006       2007      2006
                            ------------  ----------  ---------  ---------  ----------  ----------  -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $  3,139,949    (170,547)   (58,128)   (48,641)  6,375,980     201,788   19,499      (750)
 Net realized gain
   (loss) on investments...    2,340,512     648,006    105,148    129,238   2,877,574    (599,495)  14,978     3,987
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............   (3,346,613)  1,621,599    276,848    (40,137)  1,485,716      22,180   (3,282)   20,303
 Capital gain
   distributions...........           --     510,406         --         --          --   1,596,883       --     1,025
                            ------------  ----------  ---------  ---------  ----------  ----------  -------   -------
    Increase (decrease)
     in net assets from
     operations............    2,133,848   2,609,464    323,868     40,460  10,739,270   1,221,356   31,195    24,565
                            ------------  ----------  ---------  ---------  ----------  ----------  -------   -------
From capital
 transactions:
 Net premiums..............   27,906,594  20,969,714     93,923    696,289   7,394,948   4,160,030       --        --
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity:
   Death benefits..........      (13,916)    (84,345)    (8,418)    (9,171)    (63,334)    (36,834)      --        --
   Surrenders..............   (1,895,253) (1,125,024)  (191,794)  (267,714) (1,642,101)   (713,653) (47,813)  (33,586)
   Cost of insurance and
    administrative
    expense (note 4a)......      (39,835)    (18,437)    (6,128)    (4,668)    (60,643)    (24,705)    (317)     (352)
   Capital contribution
    (withdrawal)...........           --          --         --         --          --          --       --        --
   Transfers (to) from
    the Guarantee Account..     (294,726)    904,554    102,057    127,828   1,654,043   1,381,977    4,486        16
   Transfers (to) from
    other subaccounts......  (20,916,129)  5,638,238   (171,425)  (273,928)  9,724,697   4,722,429        8   163,049
                            ------------  ----------  ---------  ---------  ----------  ----------  -------   -------
    Increase (decrease)
     in net assets from
     capital
     transactions
     (note 5)..............    4,746,735  26,284,700   (181,785)   268,636  17,007,610   9,489,244  (43,636)  129,127
                            ------------  ----------  ---------  ---------  ----------  ----------  -------   -------
Increase (decrease) in
 net assets................    6,880,583  28,894,164    142,083    309,096  27,746,880  10,710,600  (12,441)  153,692
Net assets at beginning
 of year...................   36,309,222   7,415,058  3,327,626  3,018,530  15,160,231   4,449,631  172,856    19,164
                            ------------  ----------  ---------  ---------  ----------  ----------  -------   -------
Net assets at end of
 period.................... $ 43,189,805  36,309,222  3,469,709  3,327,626  42,907,111  15,160,231  160,415   172,856
                            ============  ==========  =========  =========  ==========  ==========  =======   =======
Changes in units
 (note 5):
 Units purchased...........    4,600,588   3,102,739     54,179    157,738   2,126,660   1,728,775      355    15,573
 Units redeemed............   (4,204,486) (1,104,224)   (70,027)  (133,280) (1,199,560) (1,176,030)  (3,375)   (3,003)
                            ------------  ----------  ---------  ---------  ----------  ----------  -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the years or
   lesser period ended
   December 31, 2007 and
   2006....................      396,102   1,998,515    (15,848)    24,458     927,100     552,745   (3,020)   12,570
                            ============  ==========  =========  =========  ==========  ==========  =======   =======

                            ------------------
                            SP Prudential U.S.
                            Emerging Growth
                              Portfolio --
                                Class II
                            -----------------
                               Year ended
                              December 31,
                            -----------------
                             2007      2006
                            ------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............  1,844     4,898
 Net realized gain
   (loss) on investments...    165     8,001
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............    881    (8,744)
 Capital gain
   distributions...........     --     1,662
                            ------   -------
    Increase (decrease)
     in net assets from
     operations............  2,890     5,817
                            ------   -------
From capital
 transactions:
 Net premiums..............     --        --
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity:
   Death benefits..........     --        --
   Surrenders..............   (452)     (423)
   Cost of insurance and
    administrative
    expense (note 4a)......    (41)      (38)
   Capital contribution
    (withdrawal)...........     --        --
   Transfers (to) from
    the Guarantee Account..     (2)        2
   Transfers (to) from
    other subaccounts......     --   (75,158)
                            ------   -------
    Increase (decrease)
     in net assets from
     capital
     transactions
     (note 5)..............   (495)  (75,617)
                            ------   -------
Increase (decrease) in
 net assets................  2,395   (69,800)
Net assets at beginning
 of year................... 20,015    89,815
                            ------   -------
Net assets at end of
 period.................... 22,410    20,015
                            ======   =======
Changes in units
 (note 5):
 Units purchased...........     --        --
 Units redeemed............    (37)   (6,292)
                            ------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the years or
   lesser period ended
   December 31, 2007 and
   2006....................    (37)   (6,292)
                            ======   =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                     The Universal
                                                     Institutional
                              Rydex Variable Trust    Funds, Inc.          Van Kampen Life Investment Trust
                            -----------------------  ------------- ------------------------------------------------
                                                      Equity and
                                                        Income
                                                     Portfolio --                               Strategic Growth
                                                       Class II      Comstock Portfolio --        Portfolio --
                                    OTC Fund            Shares          Class II Shares          Class II Shares
                            -----------------------  ------------- ------------------------  ----------------------
                                                      Period from
                                   Year ended          May 1 to           Year ended               Year ended
                                  December 31,       December 31,        December 31,             December 31,
                            -----------------------  ------------- ------------------------  ----------------------
                                2007        2006         2007          2007         2006        2007        2006
                            -----------  ----------  ------------- -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $  (133,967)   (167,755)     (24,612)      (82,687)     799,118    (175,607)   (168,025)
 Net realized gain
   (loss) on investments...     805,687     343,086      (18,939)    3,168,859    2,807,021     555,865     359,618
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............     637,610     267,012      (87,680)  (11,011,500)   5,390,986   1,196,588     (69,257)
 Capital gain
   distributions...........          --          --       25,537     2,373,564    4,341,644          --          --
                            -----------  ----------    ---------   -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations............   1,309,330     442,343     (105,694)   (5,551,764)  13,338,769   1,576,846     122,336
                            -----------  ----------    ---------   -----------  -----------  ----------  ----------
From capital
 transactions:
 Net premiums..............     188,641     410,878    6,224,049    25,192,684   15,172,702     159,511     982,606
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity:
   Death benefits..........     (41,472)    (30,502)          --      (153,667)    (487,506)    (54,246)    (36,646)
   Surrenders..............  (1,188,962)   (797,877)     (66,487)   (9,246,388)  (4,716,386)   (703,098)   (542,959)
   Cost of insurance and
    administrative
    expense (note 4a)......     (22,376)    (20,537)          --      (309,609)    (240,424)    (34,741)    (30,651)
   Capital contribution
    (withdrawal)...........          --          --           --            --           --          --          --
   Transfers (to) from
    the Guarantee Account..     813,456     298,093       17,322     3,535,043    3,393,107     634,991     732,138
   Transfers (to) from
    other subaccounts......  (1,742,647) (5,411,061)   1,016,287     6,665,072   (2,721,015) (1,258,626)   (907,313)
                            -----------  ----------    ---------   -----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital
     transactions
     (note 5)..............  (1,993,360) (5,551,006)   7,191,171    25,683,135   10,400,478  (1,256,209)    197,175
                            -----------  ----------    ---------   -----------  -----------  ----------  ----------
Increase (decrease) in
 net assets................    (684,030) (5,108,663)   7,085,477    20,131,371   23,739,247     320,637     319,511
Net assets at beginning
 of year...................  10,117,894  15,226,557           --   111,331,376   87,592,129  11,110,932  10,791,421
                            -----------  ----------    ---------   -----------  -----------  ----------  ----------
Net assets at end of
 period.................... $ 9,433,864  10,117,894    7,085,477   131,462,747  111,331,376  11,431,569  11,110,932
                            ===========  ==========    =========   ===========  ===========  ==========  ==========
Changes in units
 (note 5):
 Units purchased...........     540,660   1,433,363      992,545     5,495,932    3,554,438     105,852     235,203
 Units redeemed............  (1,029,503) (2,522,487)    (262,555)   (3,349,890)  (2,767,353)   (218,709)   (230,030)
                            -----------  ----------    ---------   -----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the years or
   lesser period ended
   December 31, 2007 and
   2006....................    (488,843) (1,089,124)     729,990     2,146,042      787,085    (112,857)      5,173
                            ===========  ==========    =========   ===========  ===========  ==========  ==========


                            XTF Advisors Trust
                            -------------------



                            ETF 60 Portfolio --
                              Class II Shares
                            -------------------
                                Period from
                                 May 1 to
                               December 31,
                            -------------------
                                   2007
                            -------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............        (69,679)
 Net realized gain
   (loss) on investments...         (6,964)
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............        (96,032)
 Capital gain
   distributions...........             --
                                 ---------
    Increase (decrease)
     in net assets from
     operations............       (172,675)
                                 ---------
From capital
 transactions:
 Net premiums..............      8,364,944
 Transfers (to) from the
   general account of
   Genworth Life &
   Annuity:
   Death benefits..........             --
   Surrenders..............         13,685
   Cost of insurance and
    administrative
    expense (note 4a)......             --
   Capital contribution
    (withdrawal)...........             --
   Transfers (to) from
    the Guarantee Account..        (12,412)
   Transfers (to) from
    other subaccounts......        145,347
                                 ---------
    Increase (decrease)
     in net assets from
     capital
     transactions
     (note 5)..............      8,511,564
                                 ---------
Increase (decrease) in
 net assets................      8,338,889
Net assets at beginning
 of year...................             --
                                 ---------
Net assets at end of
 period....................      8,338,889
                                 =========
Changes in units
 (note 5):
 Units purchased...........      1,403,053
 Units redeemed............       (553,653)
                                 ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the years or
   lesser period ended
   December 31, 2007 and
   2006....................        849,400
                                 =========

                See accompanying notes to financial statements

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2007

(1)Description of Entity

   Genworth Life & Annuity VA Separate Account 1 ("Separate Account") is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. The Separate Account has subaccounts that currently invest in open-ended mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. They are sold to GLAIC, and the Portfolios may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple Subaccounts of the Separate Account available under each contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. Nonetheless, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities for GLAIC's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for all amounts allocated to the Separate Account.

   On April 28, 2007, the Legg Mason Partners Variable Portfolios I,
Inc. -- Legg Mason Partners Variable All Cap Portfolio -- Class II shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio -- Class I shares and the values presented in the Statement of Operations for the full year ended December 31, 2007 and the Statement of Changes in Net Assets for the years ended
December 31, 2007 and 2006 are reflective of the combined values from both funds. The Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio -- Class I shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio -- Class I shares and the values presented in the Statement of Operations for the full year ended December 31, 2007 and the Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006 are reflective of the combined values from both funds. The Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio -- Class II shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio -- Class II shares and the values presented in the Statement of Operations for the full year ended December 31, 2007 and the Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006 are reflective of the combined values from both funds. The Legg Mason Partners Variable Portfolios II -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth
Portfolio -- Class II shares and the values presented in the Statement of Operations for the full year ended December 31, 2007 and the Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006 are reflective of the combined values from both funds.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007


   The following portfolios are not available to contracts issued on or after May 1, 2007:

Legg Mason Partners Variable Equity Trust -- Legg Mason      Van Kampen Life Investment Trust -- Strategic Growth
  Partners Variable Capital and Income Portfolio -- Class II   Portfolio -- Class II Shares

   On May 1, 2006, the AIM Variable Insurance Funds -- AIM V.I. Growth
Fund -- Series I shares and the AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I shares were both merged into the AIM Variable Insurance Funds -- AIM V.I. Capital Appreciation Fund -- Series I shares and the values presented in the Statement of Changes for the year ended December 31, 2006 is reflective of the combined values of all three funds. AIM Variable Insurance Funds -- AIM V.I. Premier Equity Fund -- Series I shares merged into the AIM Variable Insurance Funds -- AIM V.I. Core Equity
Fund -- Series I shares on May 1, 2006 shares and the values presented in the Statement of Changes for the year ended December 31, 2006 is reflective of the combined values from both funds. The AIM Variable Insurance Funds -- AIM V.I. Blue Chip Fund -- Series I shares merged into the AIM Variable Insurance
Funds -- AIM V.I. Large Cap Growth -- Series I shares effective June 9, 2006 and the AIM V.I. Large Cap Growth -- Series I shares values presented in the Statement of Changes for the year ended December 31, 2006 is reflective of the combined values from both funds.

   The Universal Institutional Funds, Inc. -- Equity and Income
Portfolio -- Class II Shares, Fidelity(R) Variable Insurance Products
Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2 and XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares were added to the Separate Account effective May 1, 2007.

   The Prudential Series Fund -- SP William Blair International Growth portfolio -- Class II Shares changed its name to The Prudential Series
Fund -- SP International Growth Portfolio -- Class II effective May 1, 2007.

   AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B and Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares were added to the Separate Account effective August 27, 2007.

   Effective May 1, 2006, the following portfolios were made available to the Separate Account:

AIM Variable Insurance Funds -- AIM V.I. Large Cap           JPMorgan Insurance Trust -- JPMorgan Insurance Trust
  Growth -- Series I shares                                    Diversified Mid Cap Growth Portfolio 1
Fidelity(R) Variable Insurance Products Fund -- VIP          JPMorgan Insurance Trust -- JPMorgan Insurance Trust Equity
  Balanced Portfolio -- Service Class 2                        Index Portfolio 1
Franklin Templeton Variable Insurance Products               JPMorgan Insurance Trust -- JPMorgan Insurance Trust
  Trust -- Templeton Growth Securities Fund -- Class 2         Government Bond Portfolio 1
  Shares                                                     JPMorgan Insurance Trust -- JPMorgan Insurance Trust
JPMorgan Insurance Trust -- JPMorgan Insurance Trust           Intrepid Mid Cap Portfolio 1
  Balanced Portfolio 1                                       JPMorgan Insurance Trust -- JPMorgan Insurance Trust
JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core      Intrepid Growth Portfolio 1
  Bond Portfolio 1
JPMorgan Insurance Trust -- JPMorgan Insurance Trust
  Diversified Equity Portfolio 1

   Effective May 1, 2006, GE Investments Funds, Inc., adopted a multiple class plan for the Total Return Fund. Under this plan, shares outstanding on May 1, 2006 were re-designated Class 1 shares and will remain an investment option for contracts issued before May 1, 2006. For contracts issued on or after May 1, 2006, the subaccount will invest in Class 3 shares.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007


   The following portfolios are not available to contracts issued on or after May 1, 2006:

Fidelity(R) Variable Insurance Products Fund -- VIP Asset    J.P. Morgan Series Trust II -- Mid Cap Value Portfolio
  Manager/SM/ Portfolio -- Service Class 2                   J.P. Morgan Series Trust II -- Small Company Portfolio
Goldman Sachs Variable Insurance Trust -- Goldman Sachs Mid  J.P. Morgan Series Trust II -- U.S. Large Cap Core Equity
  Cap Value Fund                                               Portfolio
J.P. Morgan Series Trust II -- Bond Portfolio                MFS(R) Variable Insurance Trust -- MFS(R) New Discovery
J.P. Morgan Series Trust II -- International Equity            Series -- Service Class Shares
  Portfolio

   Janus Aspen Series -- International Growth Portfolio -- Service Shares is not available for new premium or transfers on or after November 15, 2004.

   The following portfolios are not available to contracts issued on or after May 1, 2003:

Dreyfus -- The Dreyfus Socially Responsible Growth Fund,     Janus Aspen Series -- Mid Cap Growth Portfolio --  Service
  Inc. -- Initial Shares                                       Shares
Janus Aspen Series -- Global Life Sciences Portfolio --      Janus Aspen Series -- Worldwide Growth Portfolio --
   Service Shares                                               Service Shares
Janus Aspen Series -- Global Technology Portfolio --         PIMCO Variable Insurance Trust -- Foreign Bond Portfolio
   Service Shares                                              (U.S. Dollar Hedged) -- Administrative Class Shares
Janus Aspen Series -- Large Cap Growth Portfolio --
   Service Shares

   As of December 31, 2007, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio 1 and The Prudential Series Fund -- Equity Portfolio -- Class II were available, but not shown on the statements due to not having any activity since its inception.

   All designated portfolios described above are series type mutual funds.

(2)Summary of Significant Accounting Policies

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

  (b) Investments

   Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the Valuation Day (as defined in the definition section of the prospectus) the request for purchase or redemption is received while income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (c) Unit Classes

   There are several unit classes of Subaccounts based on the annuity contract through which the Subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

footnote 4 (a) below. Form numbers P1140, P1142, P1143, P1150 and P1153 are no longer available for sale, although additional premium payments may still be accepted under the terms of the contracts.

  (d) Federal Income Taxes

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

(3)Purchases and Sales of Investments

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year ended December 31, 2007 were:

                                                                   Cost of     Proceeds
                                                                    Shares       from
Fund/Portfolio                                                     Acquired   Shares Sold
--------------                                                   ------------ ------------
AIM Variable Insurance Funds
 AIM V.I. Basic Value Fund -- Series II shares.................. $  9,308,426 $ 12,333,751
 AIM V.I. Capital Appreciation Fund -- Series I shares..........    1,588,337    9,085,661
 AIM V.I. Capital Development Fund -- Series I shares...........        9,320        5,806
 AIM V.I. Core Equity Fund -- Series I shares...................    2,240,734    8,577,172
 AIM V.I. Global Real Estate Fund -- Series II shares...........      354,509      109,614
 AIM V.I. Government Securities Fund -- Series I shares.........       32,026       26,537
 AIM V.I. International Growth Fund -- Series II shares.........   91,470,498   53,308,606
 AIM V.I. Large Cap Growth Fund -- Series I shares..............          908        2,590
 AIM V.I. Technology Fund -- Series I shares....................           61           84
 AIM V.I. Utilities Fund -- Series I shares.....................          310        5,821
Alger American Fund
 Alger American Growth Portfolio -- Class O Shares..............    5,610,395   28,609,253
 Alger American Small Capitalization Portfolio -- Class O Shares   11,489,935   30,985,523
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B    8,022,299      816,832
 AllianceBernstein Global Technology Portfolio -- Class B.......   10,800,422    9,313,554
 AllianceBernstein Growth and Income Portfolio -- Class B.......   32,856,672   63,037,773
 AllianceBernstein International Value Portfolio -- Class B.....  191,869,321  110,301,418
 AllianceBernstein Large Cap Growth Portfolio -- Class B........    2,557,744    9,451,277
 AllianceBernstein Small Cap Growth Portfolio -- Class B........    9,531,557    6,711,914
American Century Variable Portfolios, Inc.
 VP Income & Growth Fund -- Class I.............................       23,539       24,806
 VP International Fund -- Class I...............................    4,815,451    3,430,729
 VP Ultra(R) Fund -- Class I....................................        2,609       12,886
 VP Value Fund -- Class I.......................................      503,904      544,077
American Century Variable Portfolios II, Inc.
 VP Inflation Protection Fund -- Class II.......................    3,220,821    3,080,262
BlackRock Variable Series Funds, Inc.
 BlackRock Basic Value V.I. Fund -- Class III...................   12,989,421    6,418,061
 BlackRock Global Allocation V.I. Fund -- Class III.............  337,642,353  130,236,607

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                                                 Cost of     Proceeds
                                                                                  Shares       from
Fund/Portfolio                                                                   Acquired   Shares Sold
--------------                                                                 ------------ ------------
 BlackRock Large Cap Growth V.I. Fund -- Class III............................ $  2,321,879 $  2,224,678
 BlackRock Value Opportunities V.I. Fund -- Class III.........................    9,541,951    3,026,461
Columbia Funds Variable Insurance Trust I
 Columbia Marsico Growth Fund, Variable Series -- Class A.....................   23,513,836   18,675,688
 Columbia Marsico International Opportunities Fund, Variable Series -- Class B  102,279,249   78,458,108
Dreyfus
 Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares....       22,209       18,628
 Dreyfus Variable Investment Fund -- Money Market Portfolio...................    3,028,733    2,913,250
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares.........       91,802      798,814
DWS Variable Series II
 DWS Dreman High Return Equity VIP -- Class B Shares..........................       16,241        9,864
 DWS Dreman Small Mid Cap Value VIP -- Class B Shares.........................       30,750        3,823
 DWS Technology VIP -- Class B Shares.........................................        1,054          775
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund.................................................   59,742,328   38,640,776
 VT Worldwide Health Sciences Fund............................................    2,850,457    4,556,435
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2...........................................    2,162,491    1,957,485
Federated Insurance Series
 Federated American Leaders Fund II -- Primary Shares.........................    7,316,179   13,577,506
 Federated Capital Income Fund II.............................................    2,712,305    6,512,118
 Federated High Income Bond Fund II -- Primary Shares.........................   19,090,796   27,276,030
 Federated High Income Bond Fund II -- Service Shares.........................   27,954,463   29,795,817
 Federated Kaufmann Fund II -- Service Shares.................................   18,964,689   19,296,047
Fidelity(R) Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class.............................   15,357,487   30,466,818
 VIP Asset Manager/SM/ Portfolio -- Service Class 2...........................    7,746,984    8,550,025
 VIP Balanced Portfolio -- Service Class 2....................................   65,377,966   28,526,559
 VIP Contrafund(R) Portfolio -- Initial Class.................................  117,680,633  129,752,025
 VIP Contrafund(R) Portfolio -- Service Class 2...............................  181,160,305  101,048,340
 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2................    1,984,825    2,497,878
 VIP Equity-Income Portfolio -- Initial Class.................................   63,185,586  123,480,172
 VIP Equity-Income Portfolio -- Service Class 2...............................   87,829,577   69,451,319
 VIP Growth & Income Portfolio -- Initial Class...............................    7,796,539   22,136,609
 VIP Growth & Income Portfolio -- Service Class 2.............................    7,162,620    9,788,099
 VIP Growth Opportunities Portfolio -- Initial Class..........................    3,760,219    8,163,481
 VIP Growth Portfolio -- Initial Class........................................   13,280,121   50,772,877
 VIP Growth Portfolio -- Service Class 2......................................   24,549,133   25,484,020
 VIP Investment Grade Bond Portfolio -- Service Class 2.......................   38,749,747   11,172,450
 VIP Mid Cap Portfolio -- Initial Class.......................................        7,678       18,137
 VIP Mid Cap Portfolio -- Service Class 2.....................................   86,801,119  101,465,926
 VIP Overseas Portfolio -- Initial Class......................................   22,198,341   33,396,146
 VIP Value Strategies Portfolio -- Service Class 2............................   14,807,984   11,244,412
Franklin Templeton Variable Insurance Products Trust
 Franklin Income Securities Fund -- Class 2 Shares............................  762,173,112  389,620,529
 Franklin Large Cap Growth Securities Fund -- Class 2 Shares..................    2,119,982    2,508,806
 Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares......   84,977,382   11,739,756

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                              Cost of      Proceeds
                                                               Shares        from
Fund/Portfolio                                                Acquired    Shares Sold
--------------                                             -------------- ------------
 Mutual Shares Securities Fund -- Class 2 Shares.......... $   57,626,184 $ 50,779,049
 Templeton Foreign Securities Fund -- Class 1 Shares......      9,196,446    9,893,525
 Templeton Foreign Securities Fund -- Class 2 Shares......      5,410,683    3,615,739
 Templeton Global Asset Allocation Fund -- Class 2 Shares.         85,837        8,584
 Templeton Global Income Securities Fund -- Class 1 Shares      2,289,679    3,543,251
 Templeton Growth Securities Fund -- Class 2 Shares.......     21,599,295    8,103,344
GE Investments Funds, Inc.
 Income Fund..............................................     60,461,960   89,043,556
 International Equity Fund................................     43,565,047   43,731,994
 Mid-Cap Equity Fund......................................     63,200,089   67,429,576
 Money Market Fund........................................    748,016,183  690,186,890
 Premier Growth Equity Fund...............................     13,738,334   26,408,749
 Real Estate Securities Fund..............................     66,286,253   92,658,562
 S&P 500(R) Index Fund....................................     82,433,804  143,548,140
 Small-Cap Equity Fund....................................     40,126,753   49,744,999
 Total Return Fund -- Class 1 Shares......................    391,091,022  324,181,874
 Total Return Fund -- Class 3 Shares......................  1,113,123,561  464,179,637
 U.S. Equity Fund.........................................     17,331,267   36,164,275
 Value Equity Fund........................................      9,083,775    9,653,726
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund.....................     16,653,600   21,512,227
 Goldman Sachs Mid Cap Value Fund.........................     52,463,918   79,658,157
J.P. Morgan Series Trust II
 Bond Portfolio...........................................         64,554       42,912
 International Equity Portfolio...........................         21,947       28,058
 Mid Cap Value Portfolio..................................         28,609       19,040
 Small Company Portfolio..................................          1,666        6,187
 U.S. Large Cap Core Equity Portfolio.....................            250        5,467
Janus Aspen Series
 Balanced Portfolio -- Institutional Shares...............     17,455,193   78,760,646
 Balanced Portfolio -- Service Shares.....................     52,748,213   52,327,687
 Fundamental Equity Portfolio -- Institutional Shares.....          6,960        3,617
 Flexible Bond Portfolio -- Institutional Shares..........      4,465,919   12,027,689
 Forty Portfolio -- Institutional Shares..................     12,127,661   38,138,338
 Forty Portfolio -- Service Shares........................     72,919,368   52,551,576
 Global Life Sciences Portfolio -- Service Shares.........      3,388,238    7,343,602
 Global Technology Portfolio -- Service Shares............      3,832,052    5,734,881
 International Growth Portfolio -- Institutional Shares...     44,369,897   84,025,561
 International Growth Portfolio -- Service Shares.........        704,968    8,710,047
 Large Cap Growth Portfolio -- Institutional Shares.......      6,336,511   37,586,509
 Large Cap Growth Portfolio -- Service Shares.............        689,719    3,936,341
 Mid Cap Growth Portfolio -- Institutional Shares.........      9,452,321   33,864,750
 Mid Cap Growth Portfolio -- Service Shares...............      3,738,434    7,535,639
 Worldwide Growth Portfolio -- Institutional Shares.......     13,193,328   51,503,873
 Worldwide Growth Portfolio -- Service Shares.............      4,915,642    9,109,156
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core Bond Portfolio 1...........      4,702,644    3,946,532

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                                              Cost of       Proceeds
                                                                               Shares         from
Fund/Portfolio                                                                Acquired     Shares Sold
--------------                                                              ------------ ------------
 JPMorgan Insurance Trust Diversified Equity Portfolio 1................... $  1,098,735 $    389,832
 JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1...........       13,761        2,193
 JPMorgan Insurance Trust Equity Index Portfolio 1.........................      845,454      302,267
 JPMorgan Insurance Trust Government Bond Portfolio 1......................    4,606,995    3,955,498
 JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1.....................    1,128,524      400,294
 JPMorgan Insurance Trust Intrepid Growth Portfolio 1......................    1,369,642      518,407
Legg Mason Partners Variable Equity Trust
 Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II......    4,456,974    4,831,879
 Legg Mason Partners Variable Capital and Income Portfolio -- Class I......   23,856,516   24,697,725(a)
 Legg Mason Partners Variable Capital and Income Portfolio -- Class II.....   28,466,310   24,093,385(b)
 Legg Mason Partners Variable Fundamental Value Portfolio -- Class I.......   39,195,801   40,615,346(c)
 Legg Mason Partners Variable Investors Portfolio -- Class I...............    3,459,826   12,972,817
Legg Mason Partners Variable Income Trust
 Legg Mason Partners Variable Strategic Bond Portfolio -- Class I..........    5,247,060   11,445,025
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series -- Service Class Shares..............    2,130,956    6,140,224
 MFS(R) Investors Trust Series -- Service Class Shares.....................    1,234,174    5,220,826
 MFS(R) New Discovery Series -- Service Class Shares.......................    6,927,326   13,554,999
 MFS(R) Strategic Income Series -- Service Class Shares....................       37,140        6,549
 MFS(R) Total Return Series -- Service Class Shares........................   54,456,373   32,189,251
 MFS(R) Utilities Series -- Service Class Shares...........................   29,063,192   29,259,066
Old Mutual Insurance Series Fund
 Old Mutual Growth II Portfolio............................................    1,175,925    3,669,133
 Old Mutual Large Cap Growth Portfolio.....................................      447,837    3,950,403
Oppenheimer Variable Account Funds
 Oppenheimer Balanced Fund/VA..............................................   12,722,975   20,141,270
 Oppenheimer Balanced Fund/VA -- Service Shares............................   32,810,588   21,362,737
 Oppenheimer Capital Appreciation Fund/VA..................................   10,567,267   40,169,641
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares................    9,644,016   10,799,582
 Oppenheimer Core Bond Fund/VA.............................................   13,430,908   19,039,708
 Oppenheimer Global Securities Fund/VA -- Service Shares...................   35,360,640   43,246,942
 Oppenheimer High Income Fund/VA...........................................    9,995,882   21,552,868
 Oppenheimer Main Street Fund/VA -- Service Shares.........................   40,174,577   68,791,514
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares...............   44,991,679   21,372,426
 Oppenheimer MidCap Fund/VA................................................    1,590,395   21,618,341
 Oppenheimer MidCap Fund/VA -- Service Shares..............................    1,251,641    2,539,544
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor Class Shares...............................   35,451,627   27,148,974
 Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares    2,258,635    3,629,207
 High Yield Portfolio -- Administrative Class Shares.......................   42,715,680   58,832,694
 Long-Term U.S. Government Portfolio -- Administrative Class Shares........   60,200,291   45,759,759
 Low Duration Portfolio -- Administrative Class Shares.....................  283,581,751  117,814,061
 Total Return Portfolio -- Administrative Class Shares.....................  187,480,242  219,596,597
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio -- Class II................................   64,315,306   56,481,298
 Jennison Portfolio -- Class II............................................      701,515      940,999
 Natural Resources Portfolio -- Class II...................................   48,045,893   24,663,423

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                                           Cost of     Proceeds
                                                            Shares       from
Fund/Portfolio                                             Acquired   Shares Sold
--------------                                            ----------- -----------
 SP International Growth Portfolio -- Class II........... $    26,842 $    50,965
 SP Prudential U.S. Emerging Growth Portfolio -- Class II       2,181         830
Rydex Variable Trust
 OTC Fund................................................   2,895,377   5,007,313
The Universal Institutional Funds, Inc.
 Equity and Income Portfolio -- Class II Shares..........   9,725,961   2,540,975
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares...................  74,345,433  46,721,678
 Strategic Growth Portfolio -- Class II Shares...........   1,387,215   2,813,682
XTF Advisors Trust
 ETF 60 Portfolio -- Class II Shares.....................  13,554,526   5,142,378

--------
(a)Activity from Legg Mason Partners Variable Total Return Portfolio -- Class I is combined with Legg Mason Partners Variable Capital and Income Portfolio -- Class I
(b)Activity from Legg Mason Partners Variable Total Return Portfolio -- Class II is combined with Legg Mason Partners Variable Capital and Income Portfolio -- Class II
(c)Activity from Legg Mason Partners Variable All Cap Portfolio -- Class II is combined with Legg Mason Partners Variable Fundamental Value Portfolio -- Class I

(4)Related Party Transactions

  (a) Genworth Life and Annuity Insurance Company

   Net premium payments transferred from GLAIC to the Separate Account represent gross premium payments recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Some contracts permit contract owners to elect to allocate premium payments to a Guarantee Account that is part of the general account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the Subaccounts of the Separate Account and in certain instances transfer amounts from the Subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes as well as any additional benefits provided under the contract, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. Other charges assessed to cover certain other administrative expenses are assessed by the redemption of units. The fees are assessed on a daily basis through the daily net investment factor. Note (6) of these notes demonstrates the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

  (b) Receivable From Affiliate

   Receivable from affiliate represents receivables from GLAIC attributable to decreases in share values between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007


  (c) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GLAIC.

  (d) Capitalization

   Affiliates of the Separate Account have capitalized certain portfolios of GE Investment Funds, Inc.

  (e) Bonus Credit

   For contract P1152, transfers from the general account for payments by GLAIC in the form of bonus credits include approximately $15.1 million and $3.0 million for the periods ended December 31, 2007 and 2006.

  (f) Capital Brokerage Corporation

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"), formerly NASD, Inc. CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

(5)Capital Transactions

   All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. Portfolio dividends or portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by Subaccount from capital transactions for the years or lesser periods ended December 31, 2007 and 2006 are reflected in the Statements of Changes in Net Assets.

(6)Financial Highlights

   GLAIC offers several variable annuity products through the Subaccounts that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values and total returns. A summary by Subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended
December 31, 2007, 2006, 2005, 2004 and 2003 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2006 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return. Financial highlights are only disclosed for Subaccounts that had outstanding units as of December 31, 2007 and were available to contract owners during 2007.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                Expenses as a                                      Investment
                                % of Average                            Net Assets   Income          Total
                                Net Assets(1)    Units     Unit Value      000s     Ratio(2)       Return(3)
                                -------------- --------- -------------- ---------- ---------- -------------------
AIM Variable Insurance Funds
 AIM V.I. Basic Value Fund --
   Series II shares
   2007........................ 1.45% to 2.30% 1,659,393 16.29 to 11.47   25,722      0.36%   (0.11)% to  (0.98)%
   2006........................ 1.45% to 2.30% 1,909,128 16.31 to 11.58   29,813      0.41%    11.31% to   10.35%
   2005........................ 1.45% to 2.30% 1,925,238 14.65 to 10.50   27,322      0.49%     8.28% to    3.12%
   2004........................ 1.45% to 2.20% 1,659,147 14.10 to 10.41   22,898      0.00%     9.23% to    4.07%
   2003........................ 1.45% to 1.70%   592,425 12.91 to 12.89    7,644      0.00%    29.08% to   28.86%
 AIM V.I. Capital Appreciation
   Fund -- Series I shares
   2007........................ 0.75% to 2.10% 3,057,845  8.19 to 12.23   25,929      0.00%    11.17% to    9.65%
   2006........................ 0.75% to 2.30% 3,971,594  7.37 to 11.01   30,220      0.06%     5.51% to    3.86%
   2005........................ 0.75% to 2.10% 3,102,434 13.83 to  6.53   22,640      0.06%    15.23% to    6.56%
   2004........................ 0.75% to 2.10% 3,462,258 12.90 to  6.11   23,540      0.00%     5.83% to    0.58%
   2003........................ 0.75% to 1.70% 3,508,424 12.27 to  5.83   22,093      0.00%    28.55% to   22.74%
 AIM V.I. Capital Development
   Fund -- Series I shares
   2007........................ 0.75% to 0.75%     1,328 16.10 to 16.10       21      3.05%    10.01% to   10.01%
   2006........................ 0.75% to 0.75%     1,195 14.64 to 14.64       17      0.12%    15.65% to   15.65%
   2005........................ 0.75% to 0.75%       974 12.66 to 12.66       12      0.00%     8.79% to    8.79%
   2004........................ 0.75% to 0.75%       772 11.64 to 11.64        9      0.00%    14.63% to   14.63%
   2003........................ 0.75% to 0.75%       506 10.15 to 10.15        5      0.00%    34.34% to   34.34%
 AIM V.I. Core Equity Fund --
   Series I shares
   2007........................ 0.75% to 2.30% 2,208,336 10.14 to 11.35   25,386      1.02%     7.30% to    5.62%
   2006........................ 0.75% to 0.75% 2,749,575  9.45 to  9.45   29,700      0.81%    15.83% to   15.83%
   2005........................ 0.75% to 0.75%       283  8.16 to  8.16        2      0.84%     4.52% to    4.52%
   2004........................ 0.75% to 0.75%       625  7.80 to  7.80        5      1.57%     8.15% to    8.15%
   2003........................ 0.75% to 0.75%       194  7.21 to  7.21        1      0.62%    23.48% to   23.48%
 AIM V.I. Global Real Estate
   Fund -- Series II shares
   2007........................ 1.45% to 2.20%    17,946 14.96 to 11.71      242     10.30%   (7.14)% to  (7.85)%
   2006........................ 1.45% to 2.05%     2,948 16.11 to 14.94       47      2.29%    40.18% to   39.33%
   2005........................ 1.45% to 1.45%       608 11.49 to 11.49        7      2.92%    14.89% to   14.89%
 AIM V.I. Government Securities
   Fund -- Series I shares
   2007........................ 0.75% to 0.75%     1,558 13.43 to 13.43       21      5.18%     5.54% to    5.54%
   2006........................ 0.75% to 0.75%     1,223 12.72 to 12.72       16      7.79%     2.78% to    2.78%
   2005........................ 0.75% to 0.75%       945 12.38 to 12.38       12      3.28%     0.90% to    0.90%
   2004........................ 0.75% to 0.75%       241 12.27 to 12.27        3      0.08%     1.79% to    1.79%
   2003........................ 0.75% to 0.75%    36,083 12.05 to 12.05      435      4.30%     0.31% to    0.31%
 AIM V.I. International Growth
   Fund -- Series II shares
   2007........................ 1.45% to 2.55% 5,648,638 17.52 to 10.34   89,441      0.47%    12.75% to    5.07%
   2006........................ 1.45% to 2.30% 2,947,792 15.54 to 13.39   43,431      1.38%    26.03% to   24.95%
   2005........................ 1.45% to 2.30% 1,071,925 12.33 to 10.72   13,152      1.31%    18.94% to    7.20%
   2004........................ 1.45% to 2.20%    48,431 10.63 to 10.62      516      0.62%     6.29% to    6.19%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                   Expenses as a                                       Investment
                                   % of Average                             Net Assets   Income         Total
                                   Net Assets(1)    Units      Unit Value      000s     Ratio(2)      Return(3)
                                   -------------- ---------- -------------- ---------- ---------- ------------------
 AIM V.I. Large Cap Growth
   Fund -- Series I shares
   2007........................... 1.45% to 1.45%      2,692 11.63 to 11.63       31      0.03%   13.96% to   13.96%
   2006........................... 1.45% to 2.20%      2,805 10.20 to 10.15       29      0.22%    2.03% to    1.51%
   2005........................... 1.45% to 1.45%        312 12.36 to 12.36        4      0.72%    2.00% to    2.00%
 AIM V.I. Technology Fund --
   Series I shares
   2007........................... 0.75% to 0.75%      3,184  3.55 to  3.55       11      0.00%    6.89% to    6.89%
   2006........................... 0.75% to 0.75%      3,165  3.32 to  3.32       11      0.00%    9.66% to    9.66%
   2005........................... 0.75% to 0.75%      3,126  3.03 to  3.03        9      0.00%    1.41% to    1.41%
   2004........................... 0.75% to 0.75%      3,126  2.99 to  2.99        9      0.00%    3.98% to    3.98%
   2003........................... 0.75% to 0.75%     39,843  2.87 to  2.87      114      0.00%   51.24% to   51.24%
 AIM V.I. Utilities Fund -- Series
   I shares
   2007........................... 0.75% to 0.75%        290 12.82 to 12.82        4      2.00%   19.73% to   19.73%
   2006........................... 0.75% to 0.75%        817 10.71 to 10.71        9      3.28%   24.52% to   24.52%
   2005........................... 0.75% to 0.75%        796  8.60 to  8.60        7      2.38%   15.96% to   15.96%
   2004........................... 0.75% to 0.75%        292  7.41 to  7.41        2      3.23%   23.58% to   23.58%
   2003........................... 0.75% to 0.75%        292  6.00 to  6.00        2      1.55%   18.14% to   18.14%
Alger American Fund
 Alger American Growth Portfolio
   -- Class O Shares
   2007........................... 1.15% to 1.60%  4,954,536 24.02 to 10.59   77,447      0.35%   18.56% to   18.02%
   2006........................... 1.15% to 1.60%  6,423,326 20.26 to  8.97   85,861      0.13%    3.94% to    3.47%
   2005........................... 1.15% to 1.60%  8,119,602 19.49 to  8.67  106,661      0.24%   10.75% to   10.25%
   2004........................... 1.15% to 1.60% 10,617,105 17.60 to  7.87  127,650      0.00%    4.28% to    3.81%
   2003........................... 1.15% to 1.60% 13,082,835 16.87 to  7.58  152,983      0.00%   33.61% to   33.01%
 Alger American Small
   Capitalization Portfolio --
   Class O Shares
   2007........................... 1.15% to 1.60%  4,556,709 16.22 to 12.45   65,664      0.00%   15.89% to   15.36%
   2006........................... 1.15% to 1.60%  5,906,690 14.00 to 10.79   73,631      0.00%   18.64% to   18.10%
   2005........................... 1.15% to 1.60%  7,118,172 11.80 to  9.14   75,448      0.00%   15.54% to   15.02%
   2004........................... 1.15% to 1.60%  8,684,546 10.21 to  7.94   80,359      0.00%   15.23% to   14.71%
   2003........................... 1.15% to 1.60% 10,118,181  8.86 to  6.93   81,579      0.00%   40.71% to   40.07%
AllianceBernstein Variable
  Products Series Fund, Inc.
 AllianceBernstein Balanced
   Wealth Strategy Portfolio --
   Class B
   2007........................... 1.45% to 2.55%    724,121 10.19 to 10.15    7,350      0.00%    5.66% to    4.49%
 AllianceBernstein Global
   Technology Portfolio -- Class B
   2007........................... 1.45% to 2.10%    367,210 17.60 to 12.49    6,431      0.00%   18.15% to   17.36%
   2006........................... 1.45% to 2.30%    279,527 14.90 to 11.26    4,147      0.00%    6.81% to    5.90%
   2005........................... 1.45% to 2.10%    292,803 14.21 to 10.03    4,067      0.00%    2.15% to    1.48%
   2004........................... 1.45% to 2.10%    304,642 13.94 to  9.88    4,153      0.00%    3.56% to  (1.20)%
   2003........................... 1.45% to 1.70%    206,299 13.50 to 13.17    2,723      0.00%   41.35% to   31.70%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                 Expenses as a                                       Investment
                                 % of Average                             Net Assets   Income          Total
                                 Net Assets(1)    Units      Unit Value      000s     Ratio(2)       Return(3)
                                 -------------- ---------- -------------- ---------- ---------- -------------------
 AllianceBernstein Growth and
   Income Portfolio -- Class B
   2007......................... 1.15% to 2.30% 10,474,263 16.79 to 12.28  151,327      1.54%     3.65% to    2.44%
   2006......................... 1.15% to 2.30% 13,122,419 16.20 to 11.99  183,423      1.15%    15.64% to   14.30%
   2005......................... 1.15% to 2.30% 14,848,760 14.01 to 10.49  180,466      1.27%     6.20% to    2.30%
   2004......................... 1.15% to 2.20% 16,020,295 13.55 to 10.48  188,515      0.74%     9.94% to    4.80%
   2003......................... 1.15% to 1.70% 15,496,782 12.32 to 10.45  165,633      0.82%    30.20% to   22.99%
 AllianceBernstein International
   Value Portfolio -- Class B
   2007......................... 1.45% to 2.55% 12,061,917 16.77 to  9.83  180,154      2.45%     4.04% to  (2.59)%
   2006......................... 1.45% to 2.30%  6,462,121 16.12 to 14.06   98,953      1.37%    33.17% to   32.02%
   2005......................... 1.45% to 2.30%  1,821,627 12.10 to 10.65   21,933      0.96%    18.49% to    6.50%
   2004......................... 1.45% to 2.10%     60,435 10.54 to 10.53      638      0.00%     5.40% to    5.31%
 AllianceBernstein Large Cap
   Growth Portfolio -- Class B
   2007......................... 1.45% to 2.30%  3,521,483 15.23 to 11.77   29,206      0.00%    11.96% to   10.99%
   2006......................... 1.45% to 2.30%  4,382,691 13.61 to 10.61   32,212      0.00%   (2.08)% to  (2.92)%
   2005......................... 1.45% to 2.30%  4,758,699 13.90 to  6.45   35,074      0.00%    13.18% to    9.26%
   2004......................... 1.45% to 2.10%  5,055,815 12.28 to  5.71   32,416      0.00%     9.15% to    3.28%
   2003......................... 1.45% to 1.70%  5,079,878 11.50 to  5.36   29,688      0.00%    21.52% to   14.99%
 AllianceBernstein Small Cap
   Growth Portfolio -- Class B
   2007......................... 1.45% to 1.70%  1,047,111 10.59 to 10.19   11,344      0.00%    12.04% to   11.75%
   2006......................... 1.50% to 1.70%    781,360  9.24 to  9.12    7,654      0.00%     8.85% to    8.63%
   2005......................... 1.50% to 1.70%    818,120 10.29 to  8.39    7,351      0.00%     3.29% to    3.08%
   2004......................... 1.50% to 1.70%  1,213,833  9.97 to  8.14   10,540      0.00%    12.67% to   12.44%
   2003......................... 1.50% to 1.70%  1,099,505  8.85 to  7.24    8,486      0.00%    46.45% to   46.15%
American Century Variable
  Portfolios, Inc.
 VP Income & Growth Fund --
   Class I
   2007......................... 1.45% to 2.05%      9,983 16.14 to 11.54      132      1.83%   (1.52)% to  (2.13)%
   2006......................... 1.45% to 2.05%      9,996 16.39 to 11.79      136      1.21%    15.39% to   14.69%
   2005......................... 1.45% to 1.50%      2,822 14.38 to 14.20       41      0.56%     3.12% to    3.07%
   2004......................... 1.50% to 1.50%        239 13.95 to 13.95        3      1.47%    11.30% to   11.30%
   2003......................... 1.50% to 1.50%        247 12.54 to 12.54        3      0.20%    27.42% to   27.42%
 VP International Fund --
   Class I
   2007......................... 1.45% to 2.20%    205,260 22.80 to 12.42    3,331      0.58%    16.34% to   15.45%
   2006......................... 1.45% to 2.05%    111,161 19.60 to 13.06    1,556      0.06%    23.22% to   22.47%
   2005......................... 1.45% to 1.45%         60 15.91 to 15.91        1      0.00%    11.62% to   11.62%
 VP Ultra(R) Fund -- Class I
   2007......................... 1.45% to 2.05%      4,990 14.74 to 11.87       62      0.00%    19.25% to   18.52%
   2006......................... 1.45% to 2.05%      5,745 12.36 to 10.02       60      0.00%   (4.67)% to  (5.25)%
   2005......................... 1.45% to 1.85%      3,944 13.00 to 10.94       44      0.00%     9.40% to    0.64%
   2004......................... 1.45% to 1.50%        258 12.92 to 12.88        3      0.00%     9.07% to    9.01%
   2003......................... 1.50% to 1.50%        119 11.85 to 11.85        1      0.00%    23.03% to   23.03%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                 Expenses as a                                       Investment
                                 % of Average                             Net Assets   Income          Total
                                 Net Assets(1)    Units      Unit Value      000s     Ratio(2)       Return(3)
                                 -------------- ---------- -------------- ---------- ---------- -------------------
 VP Value Fund -- Class I
   2007......................... 1.45% to 2.10%     14,003 15.84 to 10.37      212      6.30%   (6.52)% to  (7.14)%
   2006......................... 1.45% to 2.05%     22,032 16.94 to 12.27      308      2.37%    16.94% to   16.23%
   2005......................... 1.45% to 1.45%      2,335 14.49 to 14.49       34      5.94%     3.51% to    3.51%
   2004......................... 1.45% to 1.45%      1,208 14.00 to 14.00       17      0.00%    12.68% to   12.68%
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection Fund --
   Class II
   2007......................... 1.45% to 2.30%    387,959 10.76 to 10.61    4,157      4.68%     7.91% to    6.98%
   2006......................... 1.45% to 2.30%    389,505  9.97 to  9.92    3,877      3.38%     0.11% to  (0.75)%
   2005......................... 1.45% to 2.30%    170,088 10.00 to  9.91    1,693      3.74%     0.00% to  (0.89)%
BlackRock Variable Series Funds,
  Inc.
 BlackRock Basic Value V.I.
   Fund -- Class III
   2007......................... 1.45% to 2.30%  1,229,722 13.19 to 12.34   16,049      2.41%     0.05% to  (0.82)%
   2006......................... 1.45% to 2.30%  1,008,415 13.18 to 12.44   13,161      4.05%    19.84% to   18.81%
   2005......................... 1.45% to 2.30%    524,088 11.00 to 10.47    5,730      0.39%     7.36% to    0.37%
   2004......................... 1.45% to 2.20%    242,570 10.88 to 10.82    2,635      2.26%     8.78% to    8.23%
 BlackRock Global Allocation
   V.I. Fund -- Class III
   2007......................... 1.45% to 2.55% 20,599,329 14.61 to 10.93  265,528      5.93%    15.05% to   14.10%
   2006......................... 1.45% to 2.30%  5,164,141 12.69 to 11.78   60,201      9.12%    14.72% to   13.74%
   2005......................... 1.45% to 2.20%     92,490 11.07 to 11.01    1,024      0.00%    10.65% to   10.09%
 BlackRock Large Cap Growth
   V.I. Fund -- Class III
   2007......................... 1.45% to 2.10%    245,703 13.27 to 12.95    3,246      0.06%     6.49% to    5.79%
   2006......................... 1.45% to 2.30%    234,288 12.46 to 11.34    2,912      0.06%     5.34% to    4.43%
   2005......................... 1.45% to 2.10%    104,238 11.83 to 11.70    1,231      0.00%     8.87% to    8.16%
   2004......................... 1.45% to 1.85%     34,647 10.86 to 10.83      375      0.17%     8.65% to    8.35%
 BlackRock Value Opportunities
   V.I. Fund -- Class III
   2007......................... 1.45% to 2.30%    575,082 13.12 to 11.20    7,408      5.34%   (2.59)% to  (3.43)%
   2006......................... 1.45% to 2.30%    543,167 13.47 to 11.59    7,200     47.14%    10.65% to    9.70%
   2005......................... 1.45% to 2.30%    374,763 12.17 to 10.57    4,539      1.51%    19.05% to    5.69%
   2004......................... 1.45% to 2.20%    120,505 11.22 to 11.16    1,351     19.09%    12.17% to   11.59%
Columbia Funds Variable
  Insurance Trust I
 Columbia Marsico Growth
   Fund, Variable Series --
    Class A
   2007......................... 1.45% to 2.30%  4,177,012 17.65 to 12.65   71,729      0.08%    15.76% to   14.76%
   2006......................... 1.45% to 2.30%  3,884,022 15.25 to 11.03   57,287      0.00%     4.56% to    3.66%
   2005......................... 1.45% to 2.30%  3,682,302 14.58 to 10.64   52,570      0.00%    12.10% to    5.09%
   2004......................... 1.45% to 2.20%  2,593,599 13.77 to 10.94   35,196      0.00%    12.55% to    9.38%
   2003......................... 1.45% to 1.70%  1,253,924 12.36 to 12.34   15,493      0.00%    23.62% to   23.41%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                  Expenses as a                                      Investment
                                  % of Average                            Net Assets   Income          Total
                                  Net Assets(1)    Units     Unit Value      000s     Ratio(2)       Return(3)
                                  -------------- --------- -------------- ---------- ---------- -------------------
 Columbia Marsico International
   Opportunities Fund, Variable
   Series -- Class B
   2007.......................... 1.45% to 2.55% 6,718,136 25.96 to 11.29  141,978      1.86%    17.93% to   19.81%
   2006.......................... 1.45% to 2.30% 5,251,780 22.01 to 13.42  101,186      1.34%    21.44% to   20.40%
   2005.......................... 1.45% to 2.30% 3,229,809 18.12 to 11.15   55,310      1.00%    25.11% to   11.50%
   2004.......................... 1.45% to 2.20% 2,322,165 15.39 to 10.70   34,520      0.53%    14.90% to    7.01%
   2003.......................... 1.45% to 1.70%   652,263 13.39 to 13.37    8,730      0.01%    33.90% to   33.68%
Dreyfus
 Dreyfus Investment Portfolios --
   MidCap Stock Portfolio --
   Initial Shares
   2007.......................... 1.45% to 2.05%     9,176 16.27 to 11.01      144      2.47%     0.02% to  (0.59)%
   2006.......................... 1.45% to 2.05%    10,174 16.27 to 11.08      157      1.84%     6.19% to    5.55%
   2005.......................... 1.45% to 1.85%     2,217 15.32 to 11.45       31      0.01%    14.55% to    7.59%
   2004.......................... 1.45% to 1.45%        98 14.24 to 14.24        1      0.39%    12.82% to   12.82%
 Dreyfus Variable Investment
   Fund -- Money Market
   Portfolio
   2007.......................... 1.45% to 2.20%    60,564 10.61 to 10.43      638      4.32%     3.30% to    2.51%
   2006.......................... 1.45% to 2.05%    50,811 10.27 to 10.28      523      4.59%     3.09% to    2.46%
   2005.......................... 1.45% to 1.85%    12,121 10.08 to  9.91      122      2.98%     1.18% to    0.76%
   2004.......................... 1.50% to 1.50%     2,477  9.80 to  9.80       24      0.04%   (0.95)% to  (0.95)%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial
   Shares
   2007.......................... 1.50% to 2.05%   723,086  6.95 to 11.88    5,055      0.54%     6.16% to    5.56%
   2006.......................... 1.45% to 2.05%   813,509 13.77 to 11.25    5,372      0.11%     7.62% to    6.97%
   2005.......................... 1.50% to 1.70%   901,194  6.99 to  6.02    5,536      0.00%     2.07% to    1.86%
   2004.......................... 1.50% to 1.70%   964,410  6.85 to  5.91    5,815      0.39%     4.62% to    4.40%
   2003.......................... 1.50% to 1.70% 1,026,219  6.55 to  5.66    5,918      0.11%    24.11% to   23.86%
DWS Variable Series II
 DWS Dreman High Return Equity
   VIP -- Class B Shares
   2007.......................... 1.45% to 2.05%     9,105 17.10 to 11.65      129      1.05%   (3.61)% to  (4.20)%
   2006.......................... 1.45% to 2.05%     8,948 17.74 to 12.16      133      0.85%    16.50% to   15.79%
   2005.......................... 1.45% to 1.45%       558 15.23 to 15.23        9      1.37%     5.96% to    5.96%
   2004.......................... 1.45% to 1.45%       401 14.37 to 14.37        6      0.00%    11.98% to   11.98%
 DWS Dreman Small Mid Cap
   Value VIP -- Class B Shares
   2007.......................... 1.45% to 2.05%     4,211 22.64 to 12.66       89      3.79%     1.17% to    0.55%
   2006.......................... 1.45% to 2.05%     3,490 22.37 to 12.60       72      0.38%    22.79% to   22.05%
   2005.......................... 1.45% to 1.45%       634 18.22 to 18.22       12      0.00%     8.19% to    8.19%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                 Expenses as a                                      Investment
                                 % of Average                            Net Assets   Income          Total
                                 Net Assets(1)    Units     Unit Value      000s     Ratio(2)       Return(3)
                                 -------------- --------- -------------- ---------- ---------- --------------------
 DWS Technology VIP --
   Class B Shares
   2007......................... 1.45% to 1.50%       792 14.90 to 16.90       12      0.00%     12.18% to   12.12%
   2006......................... 1.45% to 2.05%       759 13.28 to 10.46       10      0.00%    (1.02)% to  (1.62)%
   2005......................... 1.45% to 1.50%       289 15.23 to 13.42        4      0.07%      1.77% to    1.72%
   2004......................... 1.50% to 1.50%        39 14.97 to 14.97        1      0.00%    (0.04)% to  (0.04)%
   2003......................... 1.50% to 1.50%       115 14.98 to 14.98        2      0.00%     43.99% to   43.99%
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2007......................... 1.45% to 2.55% 6,162,498 10.95 to  9.77   65,664      5.83%      0.14% to  (3.46)%
   2006......................... 1.45% to 2.30% 4,295,739 10.94 to 10.34   46,744      5.79%      3.98% to    3.08%
   2005......................... 1.45% to 2.20% 4,297,266 10.52 to 10.12   45,015      4.08%      2.36% to    1.16%
   2004......................... 1.45% to 2.10% 3,038,137 10.27 to 10.05   31,118      2.99%      1.34% to    0.47%
   2003......................... 1.45% to 1.70%   946,365 10.14 to 10.08    9,582      2.23%      1.42% to    1.21%
 VT Worldwide Health Sciences
   Fund
   2007......................... 1.45% to 2.20%   757,721 13.56 to 11.38   10,454      0.00%      4.62% to    3.82%
   2006......................... 1.45% to 2.30%   876,192 12.96 to 10.40   11,571      0.00%    (1.45)% to  (2.29)%
   2005......................... 1.45% to 2.20%   890,740 14.69 to 10.28   11,959      0.00%     12.21% to    4.79%
   2004......................... 1.45% to 2.10%   804,315 13.94 to  9.81   10,281      0.00%      4.70% to  (1.94)%
   2003......................... 1.45% to 1.70%   526,870 13.32 to 11.89    6,550      0.00%     28.03% to   18.94%
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund --
   Class 2
   2007......................... 1.45% to 1.85%    85,037 12.44 to 12.26    1,055      0.25%     10.11% to    9.66%
   2006......................... 1.45% to 2.30%    64,164 11.30 to 10.82      723      0.00%      4.17% to    3.27%
   2005......................... 1.45% to 1.85%    44,801 10.85 to 10.78      486      0.02%      2.07% to    1.66%
   2004......................... 1.50% to 1.85%    14,004 10.63 to 10.60      149      0.00%      6.25% to    6.00%
Federated Insurance Series
 Federated American Leaders
   Fund II -- Primary Shares
   2007......................... 1.15% to 1.60% 2,015,253 19.66 to 10.07   30,712      2.79%   (10.71)% to (11.12)%
   2006......................... 1.15% to 1.60% 2,636,575 22.02 to 11.32   45,394      2.29%     15.47% to   14.95%
   2005......................... 1.15% to 1.60% 3,421,019 19.07 to  9.85   51,833      1.59%      3.82% to    3.35%
   2004......................... 1.15% to 1.60% 4,327,099 18.37 to  9.53   64,074      1.46%      8.51% to    8.03%
   2003......................... 1.15% to 1.60% 5,109,544 16.93 to  8.82   71,020      1.57%     26.23% to   25.66%
 Federated Capital Income
   Fund II
   2007......................... 1.15% to 1.60% 1,088,722 17.65 to  8.89   14,801      5.30%      2.83% to    2.37%
   2006......................... 1.15% to 1.60% 1,431,042 17.16 to  8.68   18,752      6.04%     14.32% to   13.80%
   2005......................... 1.15% to 1.60% 1,648,487 15.01 to  7.63   19,590      5.42%      5.07% to    4.59%
   2004......................... 1.15% to 1.60% 2,106,682 14.29 to  7.30   24,117      4.55%      8.66% to    8.17%
   2003......................... 1.15% to 1.60% 2,433,234 13.15 to  6.74   26,114      6.47%     19.28% to   18.75%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                    Expenses as a                                       Investment
                                    % of Average                             Net Assets   Income        Total
                                    Net Assets(1)    Units      Unit Value      000s     Ratio(2)     Return(3)
                                    -------------- ---------- -------------- ---------- ---------- ----------------
 Federated High Income Bond Fund
   II -- Primary Shares
   2007............................ 1.15% to 1.60%  2,067,050 21.01 to 12.55   33,363      8.24%    2.23% to  1.77%
   2006............................ 1.15% to 1.60%  2,734,643 20.55 to 12.33   43,511      9.06%    9.53% to  9.04%
   2005............................ 1.15% to 1.60%  3,435,540 18.76 to 11.31   50,854      8.41%    1.48% to  1.02%
   2004............................ 1.15% to 1.60%  4,545,043 18.49 to 11.20   67,286      7.21%    9.19% to  8.70%
   2003............................ 1.15% to 1.60%  5,587,222 16.93 to 10.30   75,912      7.23%   20.81% to 20.27%
 Federated High Income Bond Fund
   II -- Service Shares
   2007............................ 1.45% to 2.30%  2,825,333 13.33 to 11.00   38,240      7.57%    1.68% to  0.80%
   2006............................ 1.45% to 2.30%  3,139,428 13.11 to 10.92   41,883      8.12%    8.97% to  8.03%
   2005............................ 1.45% to 2.30%  3,336,310 13.02 to 10.10   40,903      8.21%    3.95% to  0.03%
   2004............................ 1.45% to 2.20%  3,777,328 12.93 to 10.65   46,278      6.83%    8.56% to  6.47%
   2003............................ 1.45% to 1.70%  3,804,534 11.92 to 10.93   43,334      6.21%   19.97% to  9.92%
 Federated Kaufmann Fund II --
   Service Shares
   2007............................ 1.45% to 2.10%  2,613,449 22.03 to 15.47   56,888      1.73%   18.87% to 18.08%
   2006............................ 1.45% to 2.30%  2,729,349 18.54 to 11.88   49,853      0.60%   12.94% to 11.97%
   2005............................ 1.45% to 2.10%  2,598,587 16.41 to 11.67   42,072      0.00%   19.04% to  8.56%
   2004............................ 1.45% to 2.10%  2,157,291 15.02 to 10.75   31,957      0.00%   12.82% to  7.55%
   2003............................ 1.45% to 1.70%  1,041,218 13.31 to 13.29   13,855      0.00%   33.13% to 32.91%
Fidelity(R) Variable Insurance
  Products Fund
 VIP Asset Manager/SM/ Portfolio --
    Initial Class
   2007............................ 1.15% to 1.60%  3,723,741 37.69 to 12.54  116,426      6.07%   14.17% to 13.65%
   2006............................ 1.15% to 1.60%  4,607,975 33.01 to 11.03  125,274      2.85%    6.09% to  5.61%
   2005............................ 1.15% to 1.60%  5,612,856 31.12 to 10.45  145,425      2.89%    2.85% to  2.39%
   2004............................ 1.15% to 1.60%  6,990,247 30.25 to 10.20  177,876      2.86%    4.25% to  3.78%
   2003............................ 1.15% to 1.60%  8,203,922 29.02 to  9.83  202,792      3.73%   16.62% to 16.09%
 VIP Asset Manager/SM/ Portfolio --
    Service Class 2
   2007............................ 1.45% to 2.30%  2,179,780 12.70 to 12.15   27,112      5.77%   13.50% to 12.51%
   2006............................ 1.45% to 2.30%  2,406,777 11.19 to 10.80   26,494      1.86%    5.59% to  4.68%
   2005............................ 1.45% to 2.30%  1,719,286 10.60 to 10.32   18,085      1.74%    5.68% to  1.50%
   2004............................ 1.45% to 2.20%    615,985 10.36 to 10.31    6,367      0.00%    3.63% to  3.10%
 VIP Balanced Portfolio --Service
   Class 2
   2007............................ 1.45% to 2.55%  5,076,686 11.17 to 10.05   55,928      4.40%    7.13% to  0.71%
   2006............................ 1.45% to 2.45%  1,796,891 10.43 to 10.36   18,660      0.00%    4.30% to  3.60%
 VIP Contrafund(R)
   Portfolio -- Initial Class
   2007............................ 1.15% to 1.60% 11,817,273 49.86 to 16.81  328,218      4.97%   16.23% to 15.70%
   2006............................ 1.15% to 1.60% 15,122,578 42.90 to 14.53  365,720      1.29%   10.44% to  9.94%
   2005............................ 1.15% to 1.60% 17,346,810 38.84 to 13.21  395,149      0.32%   15.60% to 15.08%
   2004............................ 1.15% to 1.60% 18,014,173 33.60 to 11.48  373,173      0.34%   14.15% to 13.63%
   2003............................ 1.15% to 1.60% 18,289,819 29.44 to 10.10  345,787      0.48%   26.99% to 26.41%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                Expenses as a                                       Investment
                                % of Average                             Net Assets   Income          Total
                                Net Assets(1)    Units      Unit Value      000s     Ratio(2)       Return(3)
                                -------------- ---------- -------------- ---------- ---------- -------------------
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2007........................ 1.45% to 2.55% 16,932,022 20.53 to 10.97  274,264      5.67%    15.59% to   14.76%
   2006........................ 1.45% to 2.30% 15,703,609 17.76 to 11.63  222,580      1.05%     9.82% to    8.88%
   2005........................ 1.45% to 2.20% 14,601,767 16.17 to 11.72  186,832      0.13%    18.64% to   14.21%
   2004........................ 1.45% to 2.10% 11,400,601 14.07 to 10.22  126,139      0.19%    13.49% to    9.35%
   2003........................ 1.45% to 1.70%  8,758,809 12.40 to  9.03   83,388      0.25%    26.27% to   23.95%
 VIP Dynamic Capital
   Appreciation Portfolio --
   Service Class 2
   2007........................ 1.45% to 2.10%    260,341 16.59 to 12.94    4,276      5.22%     5.17% to    4.48%
   2006........................ 1.45% to 2.30%    318,324 15.77 to 12.06    4,966      0.25%    12.17% to   11.20%
   2005........................ 1.45% to 2.10%    272,005 14.06 to 11.11    3,783      0.00%    18.93% to   18.15%
   2004........................ 1.45% to 1.85%    116,145 11.82 to  9.43    1,349      0.00%   (0.19)% to  (5.74)%
   2003........................ 1.45% to 1.70%     19,191 11.84 to 11.82      227      0.00%    18.43% to   18.23%
 VIP Equity-Income Portfolio --
   Initial Class
   2007........................ 1.15% to 1.60%  8,518,838 63.48 to 13.17  273,498      2.12%     0.36% to  (0.10)%
   2006........................ 1.15% to 1.60% 11,178,345 63.26 to 13.18  354,377      4.64%    18.82% to   18.28%
   2005........................ 1.15% to 1.60% 12,732,143 53.24 to 11.15  360,949      2.16%     4.65% to    4.18%
   2004........................ 1.15% to 1.60% 14,915,554 50.87 to 10.70  424,071      1.62%    10.24% to    9.75%
   2003........................ 1.15% to 1.60% 16,092,429 46.15 to  9.75  449,106      1.87%    28.83% to   28.25%
 VIP Equity-Income Portfolio --
   Service Class 2
   2007........................ 1.45% to 2.55% 12,128,789 16.93 to  9.38  170,977      2.31%   (0.20)% to  (9.14)%
   2006........................ 1.45% to 2.30% 11,552,360 16.96 to 12.32  167,917      4.30%    18.19% to   17.18%
   2005........................ 1.45% to 2.30% 11,457,949 14.35 to 10.51  140,869      1.84%     8.90% to    3.25%
   2004........................ 1.45% to 2.20% 11,495,741 13.79 to 10.55  135,375      1.35%     9.74% to    5.49%
   2003........................ 1.45% to 1.70% 10,004,113 12.58 to 10.21  106,695      1.40%    28.08% to   25.83%
 VIP Growth & Income
   Portfolio -- Initial Class
   2007........................ 0.75% to 1.60%  3,891,828 12.79 to 11.57   59,736      4.74%    11.28% to   10.33%
   2006........................ 0.75% to 1.60%  5,004,800 11.49 to 10.49   70,323      0.97%    12.33% to   11.38%
   2005........................ 0.75% to 1.60%  6,261,125 16.51 to  9.42   80,236      1.61%     6.83% to    5.92%
   2004........................ 0.75% to 1.60%  7,888,810 15.52 to  8.89   96,756      0.91%     5.00% to    4.11%
   2003........................ 0.75% to 1.60%  8,830,242 14.84 to  8.54  105,013      1.19%    22.85% to   21.80%
 VIP Growth & Income
   Portfolio -- Service Class 2
   2007........................ 1.45% to 2.20%  2,598,880 15.45 to 13.34   32,268      4.23%    10.23% to    9.38%
   2006........................ 1.45% to 2.30%  2,942,071 14.02 to 11.63   33,025      0.71%    11.22% to   10.27%
   2005........................ 1.45% to 2.20%  3,239,571 12.61 to  9.49   32,441      1.34%    10.64% to    5.15%
   2004........................ 1.45% to 2.10%  3,491,795 11.91 to  8.99   32,928      0.74%     3.99% to    0.72%
   2003........................ 1.45% to 1.70%  3,229,973 11.45 to  8.66   28,818      0.90%    21.59% to   14.51%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                   Expenses as a                                       Investment
                                   % of Average                             Net Assets   Income         Total
                                   Net Assets(1)    Units      Unit Value      000s     Ratio(2)      Return(3)
                                   -------------- ---------- -------------- ---------- ---------- ------------------
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2007........................... 0.75% to 1.60%  1,631,250 11.10 to  9.49   20,620      0.00%   22.25% to   21.21%
   2006........................... 0.75% to 1.60%  1,977,585  9.08 to  7.83   20,640      0.79%    4.67% to    3.78%
   2005........................... 0.75% to 1.60%  2,631,347 12.25 to  7.55   26,579      0.98%    8.08% to    7.16%
   2004........................... 0.75% to 1.60%  3,222,872 11.38 to  7.04   30,762      0.57%    6.39% to    5.48%
   2003........................... 0.75% to 1.60%  3,973,549 10.74 to  6.68   36,215      0.83%   28.90% to   27.80%
 VIP Growth Portfolio -- Initial
   Class
   2007........................... 1.15% to 1.60%  5,632,081 67.95 to 10.95  152,421      0.93%   25.50% to   24.93%
   2006........................... 1.15% to 1.60%  7,128,035 54.14 to  8.77  155,242      0.42%    5.62% to    5.15%
   2005........................... 1.15% to 1.60%  8,949,110 51.26 to  8.34  187,625      0.53%    4.59% to    4.11%
   2004........................... 1.15% to 1.60% 11,497,544 49.01 to  8.01  232,389      0.28%    2.19% to    1.73%
   2003........................... 1.15% to 1.60% 13,789,411 47.96 to  7.87  276,891      0.28%   31.32% to   30.73%
 VIP Growth Portfolio -- Service
   Class 2
   2007........................... 1.45% to 2.30%  6,163,722 17.25 to 13.55   60,377      0.46%   24.81% to   23.73%
   2006........................... 1.45% to 2.30%  6,327,145 13.82 to 10.95   49,669      0.17%    5.03% to    4.13%
   2005........................... 1.45% to 2.30%  7,097,801 13.16 to  6.35   52,415      0.28%   11.44% to    3.19%
   2004........................... 1.45% to 2.20%  7,951,697 12.66 to  6.13   55,296      0.13%    4.30% to  (4.33)%
   2003........................... 1.45% to 1.70%  8,154,350 12.45 to  6.04   54,254      0.10%   30.55% to   24.53%
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2007........................... 1.45% to 2.55%  2,814,213 10.11 to 10.04   28,348      0.11%    1.68% to    0.55%
 VIP Mid Cap Portfolio -- Initial
   Class
   2007........................... 0.75% to 0.75%      1,510 24.39 to 24.39       37      1.98%   14.76% to   14.76%
   2006........................... 0.75% to 0.75%      2,165 21.25 to 21.25       46      1.33%   11.86% to   11.86%
   2005........................... 0.75% to 0.75%      1,987 19.00 to 19.00       38      0.00%   17.42% to   17.42%
   2004........................... 0.75% to 0.75%      2,312 16.18 to 16.18       37      0.00%   23.98% to   23.98%
   2003........................... 0.75% to 0.75%      4,695 13.05 to 13.05       61      0.41%   37.60% to   37.60%
 VIP Mid Cap Portfolio --
   Service Class 2
   2007........................... 1.15% to 2.55% 11,272,676 25.42 to 10.55  245,529      0.61%   14.00% to    8.25%
   2006........................... 1.15% to 2.30% 12,522,594 22.30 to 11.70  248,786      1.26%   11.11% to    9.82%
   2005........................... 1.15% to 2.30% 14,074,825 20.07 to 10.66  253,445      0.00%   20.82% to    6.57%
   2004........................... 1.15% to 2.20% 12,369,414 17.20 to 11.57  191,415      0.00%   23.22% to   15.73%
   2003........................... 1.15% to 1.70%  9,995,251 13.96 to 12.19  125,003      0.21%   39.59% to   35.90%
 VIP Overseas Portfolio -- Initial
   Class
   2007........................... 0.75% to 1.60%  3,101,660 14.21 to 15.70   83,245      3.26%   16.43% to   15.43%
   2006........................... 0.75% to 1.60%  3,799,436 12.21 to 13.60   89,338      1.51%   17.20% to   16.20%
   2005........................... 0.75% to 1.60%  4,093,905 30.58 to 10.42   85,081      1.20%   18.16% to   17.15%
   2004........................... 0.75% to 1.60%  4,657,372 25.99 to  8.81   83,792      1.12%   12.78% to   11.82%
   2003........................... 0.75% to 1.60%  4,047,415 23.14 to  7.82   68,384      0.77%   42.29% to   41.08%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                Expenses as a                                       Investment
                                % of Average                             Net Assets   Income          Total
                                Net Assets(1)    Units      Unit Value      000s     Ratio(2)       Return(3)
                                -------------- ---------- -------------- ---------- ---------- -------------------
 VIP Value Strategies
   Portfolio -- Service Class 2
   2007........................ 1.45% to 2.20%    519,733 13.52 to 13.61    7,000      7.08%     3.90% to    3.11%
   2006........................ 1.45% to 2.30%    328,408 13.01 to 12.19    4,262      2.14%    14.33% to   13.35%
   2005........................ 1.45% to 2.20%    253,954 11.66 to 11.26    2,886      0.09%    16.56% to    0.28%
   2004........................ 1.45% to 2.10%    141,556 11.27 to 11.22    1,594      0.00%    12.74% to   12.24%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Income Securities
   Fund -- Class 2 Shares
   2007........................ 1.45% to 2.55% 66,144,724 12.40 to  9.63  770,026      3.52%     2.24% to  (5.51)%
   2006........................ 1.45% to 2.30% 35,127,803 12.13 to 11.45  408,565      3.68%    16.53% to   15.53%
   2005........................ 1.45% to 2.30%  5,924,883 10.41 to  9.91   60,208      0.31%     4.07% to  (0.86)%
 Franklin Large Cap Growth
   Securities Fund -- Class 2
   Shares
   2007........................ 1.45% to 2.10%     55,794 14.57 to 11.12      773      0.96%     4.68% to    3.99%
   2006........................ 1.45% to 2.05%     95,866 13.92 to 11.24    1,139      0.30%     9.29% to    8.63%
   2005........................ 1.45% to 1.85%      3,727 12.74 to 10.40       45      0.22%     3.99% to  (0.41)%
   2004........................ 1.45% to 1.45%         97 12.79 to 12.79        1      0.55%     6.37% to    6.37%
 Franklin Templeton VIP
   Founding Funds Allocation
   Fund -- Class 2 Shares
   2007........................ 1.45% to 2.55%  7,409,045  9.92 to  9.88   73,235      0.00%   (2.35)% to  (3.43)%
 Mutual Shares Securities
   Fund -- Class 2 Shares
   2007........................ 1.45% to 2.45%  2,155,502 17.24 to 10.95   32,728      2.54%     1.97% to    0.93%
   2006........................ 1.45% to 2.05%  1,979,743 16.91 to 12.09   27,995      0.40%    16.67% to   15.96%
   2005........................ 1.45% to 1.45%      4,503 14.49 to 14.49       65      0.00%     8.96% to    8.96%
 Templeton Foreign Securities
   Fund -- Class 1 Shares
   2007........................ 1.15% to 1.60%  1,436,982 15.38 to 15.17   21,881      2.41%    14.45% to   13.93%
   2006........................ 0.75% to 1.60%  1,566,844 13.55 to 13.31   20,910      1.36%    20.79% to   19.76%
   2005........................ 1.15% to 1.60%  1,348,354 11.17 to 11.12   15,007      1.38%     9.21% to    8.72%
   2004........................ 1.40% to 1.55%     15,631 10.23 to 10.23      160      0.00%     2.26% to    2.25%
 Templeton Foreign Securities
   Fund -- Class 2 Shares
   2007........................ 1.45% to 2.20%    249,489 22.66 to 12.18    3,919      2.07%    13.77% to   12.90%
   2006........................ 1.45% to 2.05%    134,594 19.92 to 12.35    1,885      0.59%    19.69% to   18.96%
   2005........................ 1.45% to 1.85%      3,040 16.64 to 11.16       42      1.34%    11.60% to    8.52%
   2004........................ 1.45% to 1.50%      1,601 15.33 to 14.55       24      1.16%    16.81% to   16.75%
   2003........................ 1.50% to 1.50%      1,243 12.46 to 12.46       15      1.70%    30.23% to   30.23%
 Templeton Global Asset
   Allocation Fund -- Class 2
   Shares
   2007........................ 1.45% to 1.45%     10,605 19.01 to 19.01      202     18.28%     8.41% to    8.41%
   2006........................ 1.45% to 2.05%     10,563 17.54 to 12.08      185      3.31%    19.36% to   18.64%
   2005........................ 1.45% to 1.45%        118 14.69 to 14.69        2      2.95%     2.06% to    2.06%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                              Expenses as a                                       Investment
                              % of Average                             Net Assets   Income          Total
                              Net Assets(1)    Units      Unit Value      000s     Ratio(2)       Return(3)
                              -------------- ---------- -------------- ---------- ---------- --------------------
 Templeton Global Income
   Securities Fund -- Class 1
   Shares
   2007...................... 1.15% to 1.40%    631,687 11.96 to 11.87    7,506      2.82%      9.99% to    9.71%
   2006...................... 1.15% to 1.40%    753,106 10.87 to 10.82    8,153      3.12%     11.84% to   11.56%
   2005...................... 1.15% to 1.40%    864,668  9.72 to  9.70    8,386      2.48%    (4.03)% to  (4.27)%
 Templeton Growth Securities
   Fund -- Class 2 Shares
   2007...................... 1.45% to 2.30%  1,853,602 11.15 to 10.99   20,635      1.63%      0.86% to  (0.02)%
   2006...................... 1.45% to 2.45%    725,873 11.05 to 10.98    8,020      0.07%     10.55% to    9.80%
GE Investments Funds, Inc.
 Income Fund
   2007...................... 0.75% to 2.45%  6,715,364 14.15 to 10.55   85,776      5.58%      4.04% to    2.25%
   2006...................... 0.75% to 2.30%  9,579,086 13.60 to 10.21  115,519      4.94%      3.59% to    1.98%
   2005...................... 0.75% to 2.30%  8,740,643 13.88 to 10.01  108,135      4.78%      1.27% to  (0.20)%
   2004...................... 0.75% to 2.20% 10,158,295 13.76 to 10.02  126,630      4.53%      2.64% to    0.15%
   2003...................... 0.75% to 1.70% 12,585,305 13.46 to 10.03  157,345      3.51%      2.82% to    0.34%
 International Equity Fund
   2007...................... 0.75% to 1.60%  2,264,296 14.64 to 16.23   46,012      1.87%     22.05% to   21.00%
   2006...................... 0.75% to 1.60%  2,435,637 12.00 to 13.42   40,687      1.22%     23.76% to   22.71%
   2005...................... 0.75% to 1.60%  2,434,791 17.37 to  9.69   33,736      1.08%     17.31% to   16.31%
   2004...................... 0.75% to 1.60%  2,359,614 14.86 to  8.26   28,421      1.31%     14.98% to   14.00%
   2003...................... 0.75% to 1.60%  2,039,124 12.98 to  7.19   21,693      1.83%     36.87% to   35.71%
 Mid-Cap Equity Fund
   2007...................... 0.75% to 2.55%  9,037,914 19.11 to 10.21  174,309      1.97%     11.76% to    3.13%
   2006...................... 0.75% to 2.30%  9,999,398 17.10 to 11.13  184,210      1.42%      7.59% to    5.91%
   2005...................... 0.75% to 2.30% 12,172,578 24.22 to 10.51  213,473      2.32%     15.64% to    5.12%
   2004...................... 0.75% to 2.20% 13,952,494 21.93 to 11.03  224,676      1.04%     15.15% to   10.27%
   2003...................... 0.75% to 1.70% 14,866,511 19.12 to 11.35  212,983      1.42%     31.94% to   29.03%
 Money Market Fund
   2007...................... 0.75% to 2.55% 25,891,751  1.18 to 10.15  306,937      4.79%      4.13% to    2.18%
   2006...................... 0.75% to 2.30% 21,488,145  1.13 to 10.25  250,972      4.55%      3.84% to    2.23%
   2005...................... 0.75% to 2.30% 19,518,352 17.46 to  1.09  224,779      2.71%      2.04% to    0.30%
   2004...................... 0.75% to 2.20% 21,673,274 17.18 to  1.07  253,479      0.96%      0.20% to  (0.99)%
   2003...................... 0.75% to 1.70% 30,936,574 17.21 to  1.06  362,930      0.82%      0.02% to  (0.93)%
 Premier Growth Equity Fund
   2007...................... 0.75% to 2.10%  6,917,125 10.61 to 11.21   77,360      0.45%      4.54% to    3.11%
   2006...................... 0.75% to 2.30%  8,571,043 10.15 to 11.07   92,189      0.39%      8.25% to    6.57%
   2005...................... 0.75% to 2.10% 10,802,937 12.75 to  8.70  108,010      0.33%      6.94% to (12.00)%
   2004...................... 0.75% to 2.10% 12,715,343 12.77 to  8.73  127,244      0.61%      6.23% to    2.68%
   2003...................... 0.75% to 1.70% 14,097,692 12.11 to  8.30  132,417      0.21%     27.95% to   21.09%
 Real Estate Securities Fund
   2007...................... 0.75% to 2.20%  3,002,107 25.60 to 12.20   86,937      5.09%   (15.50)% to (16.74)%
   2006...................... 0.75% to 2.30%  4,786,494 30.29 to 13.92  165,844      2.96%     32.03% to   29.98%
   2005...................... 0.75% to 2.20%  4,838,741 41.09 to 11.27  134,195      5.60%     12.86% to    9.44%
   2004...................... 0.75% to 2.10%  5,230,441 37.18 to 12.39  137,383      6.13%     31.38% to   23.93%
   2003...................... 0.75% to 1.70%  4,151,803 28.42 to 12.47   93,073      3.71%     36.35% to   24.71%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                              Expenses as a                                        Investment
                              % of Average                              Net Assets   Income         Total
                              Net Assets(1)     Units      Unit Value      000s     Ratio(2)      Return(3)
                              -------------- ----------- -------------- ---------- ---------- ------------------
 S&P 500(R) Index Fund
   2007...................... 0.75% to 2.55%  24,784,772 10.66 to  9.82   377,099     1.59%    4.30% to  (2.71)%
   2006...................... 0.75% to 2.30%  27,944,634 10.22 to 11.75   428,833     1.55%   14.57% to   12.78%
   2005...................... 0.75% to 2.10%  33,003,926 51.05 to  8.36   467,252     1.48%    3.73% to (43.38)%
   2004...................... 0.75% to 2.10%  37,617,221 49.41 to  8.14   543,296     1.59%    9.63% to    4.49%
   2003...................... 0.75% to 1.70%  39,333,214 45.25 to  7.50   553,096     1.39%   27.31% to   21.40%
 Small-Cap Equity Fund
   2007...................... 1.15% to 2.30%   5,469,124 17.95 to 11.47    94,283     2.75%    1.21% to    0.02%
   2006...................... 1.15% to 2.30%   6,832,957 17.74 to 11.47   117,116     0.73%   11.97% to   10.67%
   2005...................... 1.15% to 2.30%   7,714,654 15.84 to 10.36   118,862     1.07%   12.99% to    3.62%
   2004...................... 1.15% to 2.20%   7,633,871 14.63 to 10.77   109,300     6.53%   13.82% to    7.69%
   2003...................... 1.15% to 1.70%   5,955,779 12.85 to 12.48    75,483     0.08%   28.54% to   22.01%
 Total Return Fund -- Class 1
   Shares
   2007...................... 0.75% to 2.30% 103,632,299 14.63 to 12.58 1,479,989     2.44%   10.84% to    9.10%
   2006...................... 0.75% to 2.30% 102,618,455 13.20 to 11.53 1,342,576     2.00%   12.90% to   11.14%
   2005...................... 0.75% to 2.30%  76,577,181 43.66 to 10.38   926,602     2.16%    6.03% to    1.40%
   2004...................... 0.75% to 2.20%  38,281,553 42.60 to 10.35   499,210     1.85%    7.38% to    3.51%
   2003...................... 0.75% to 1.70%  14,406,502 39.84 to 10.58   219,272     1.69%   19.41% to    9.00%
 Total Return Fund -- Class 3
   Shares
   2007...................... 1.45% to 2.55%  89,185,939 11.68 to 10.42 1,023,265     3.39%    9.93% to    6.37%
   2006...................... 1.40% to 2.45%  34,613,995 10.62 to 10.55   366,059     3.98%    6.24% to    5.49%
 U.S. Equity Fund
   2007...................... 0.75% to 2.10%   5,554,102 11.96 to 12.47    70,102     0.94%    7.20% to    5.73%
   2006...................... 0.75% to 2.30%   7,832,639 11.15 to 11.74    92,349     1.43%   15.25% to   13.46%
   2005...................... 0.75% to 2.10%   8,579,915 12.65 to  9.12    89,485     1.08%    5.20% to    0.36%
   2004...................... 0.75% to 1.85%   9,832,535 12.52 to  9.05   101,788     1.30%    7.36% to    3.60%
   2003...................... 0.75% to 1.70%  10,651,882 11.75 to  8.51   103,414     1.00%   22.35% to   17.47%
 Value Equity Fund
   2007...................... 1.45% to 2.10%   2,660,460 16.56 to 13.26    34,479     1.86%    8.49% to    7.77%
   2006...................... 1.45% to 2.30%   3,047,118 15.26 to 11.91    36,299     1.78%   16.15% to   15.15%
   2005...................... 1.45% to 2.10%   3,339,541 13.14 to  9.69    34,230     1.18%    5.50% to    1.88%
   2004...................... 1.45% to 2.10%   3,480,148 12.81 to  9.47    34,553     1.28%    7.98% to    4.64%
   2003...................... 1.45% to 1.70%   3,082,645 11.87 to  8.79    27,903     1.55%   22.19% to   18.66%
Goldman Sachs Variable
  Insurance Trust
 Goldman Sachs Growth and
   Income Fund
   2007...................... 1.15% to 1.60%   2,639,420 12.32 to 12.26    33,571     3.29%    0.32% to  (0.14)%
   2006...................... 1.15% to 1.60%   3,272,299 12.28 to 12.28    41,477     1.85%   21.22% to   20.68%
   2005...................... 1.15% to 1.60%   3,272,582 11.18 to  9.94    34,128     1.61%    2.74% to    2.27%
   2004...................... 1.15% to 1.60%   3,446,861 10.93 to  9.70    34,995     1.89%   17.43% to   16.90%
   2003...................... 1.15% to 1.60%   2,563,134  9.34 to  8.28    22,311     1.40%   22.93% to   22.38%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                Expenses as a                                       Investment
                                % of Average                             Net Assets   Income          Total
                                Net Assets(1)    Units      Unit Value      000s     Ratio(2)       Return(3)
                                -------------- ---------- -------------- ---------- ---------- -------------------
 Goldman Sachs Mid Cap Value
   Fund
   2007........................ 1.15% to 2.30%  6,513,045 23.40 to 11.88  147,270      3.11%     2.01% to    0.82%
   2006........................ 1.15% to 2.30%  8,424,816 22.94 to 11.78  190,448      2.69%    14.83% to   13.50%
   2005........................ 1.15% to 2.30% 10,076,121 23.29 to 10.38  206,455      2.89%    13.89% to    3.80%
   2004........................ 1.15% to 1.60% 10,129,549 20.96 to 17.62  191,656      4.68%    24.43% to   23.88%
   2003........................ 1.15% to 1.60% 10,378,954 16.91 to 14.19  158,065      0.87%    26.92% to   26.34%
J.P. Morgan Series Trust II
 Bond Portfolio
   2007........................ 1.45% to 2.05%     30,754 10.69 to 10.13      327      7.07%   (0.15)% to  (0.76)%
   2006........................ 1.45% to 2.05%     30,562 10.71 to 10.20      325      4.11%     2.63% to    2.01%
   2005........................ 1.45% to 1.85%     14,792 10.83 to 10.07      155      4.30%     1.32% to    0.71%
   2004........................ 1.45% to 1.50%      4,864 10.69 to 10.29       51      4.90%     2.78% to    2.73%
   2003........................ 1.50% to 1.50%      3,051 10.41 to 10.41       32      3.62%     2.16% to    2.16%
 International Equity Portfolio
   2007........................ 1.45% to 2.05%      8,716 21.86 to 13.47      126      1.03%     7.74% to    7.08%
   2006........................ 1.45% to 2.05%      9,030 20.29 to 12.58      121      0.93%    20.27% to   19.54%
   2005........................ 1.50% to 1.85%      4,892 16.37 to 11.28       56      0.03%    12.81% to    9.04%
   2004........................ 1.50% to 1.50%        427 15.02 to 15.02        6      0.43%    16.59% to   16.59%
   2003........................ 1.50% to 1.50%         24 12.88 to 12.88        1      0.32%    30.47% to   30.47%
 Mid Cap Value Portfolio
   2007........................ 1.45% to 2.05%     13,724 18.38 to 11.94      208      2.34%     0.96% to    0.34%
   2006........................ 1.45% to 2.05%     13,607 18.20 to 11.90      204      1.56%    15.15% to   14.45%
   2005........................ 1.45% to 1.85%      6,178 16.64 to 10.88       85      0.86%     8.80% to    7.58%
   2004........................ 1.45% to 1.50%      2,833 15.47 to 14.69       44      0.66%    19.30% to   19.24%
   2003........................ 1.50% to 1.50%      1,288 12.97 to 12.97       17      0.41%    27.68% to   27.68%
 Small Company Portfolio
   2007........................ 1.45% to 1.45%      1,517 17.74 to 17.74       27      0.52%   (7.05)% to  (7.05)%
   2006........................ 1.45% to 2.05%      1,797 19.09 to 11.67       34      0.73%    13.34% to   12.66%
   2005........................ 1.45% to 1.50%      1,147 16.84 to 16.43       19      0.00%     1.92% to    1.87%
   2004........................ 1.45% to 1.50%        468 16.52 to 16.13        8      0.00%    25.33% to   25.26%
 U.S. Large Cap Core Equity
   Portfolio
   2007........................ 1.45% to 1.45%        683 15.01 to 15.01       10      1.04%     0.18% to    0.18%
   2006........................ 1.45% to 2.05%      1,026 14.98 to 11.77       15      0.76%    14.89% to   14.19%
   2005........................ 1.45% to 1.50%        209 13.34 to 13.04        3      0.00%   (0.12)% to  (0.17)%
   2004........................ 1.50% to 1.50%        449 13.36 to 13.36        6      0.00%     7.85% to    7.85%
Janus Aspen Series
 Balanced Portfolio --
   Institutional Shares
   2007........................ 1.15% to 1.60%  8,947,112 31.83 to 14.18  194,974      2.41%     9.26% to    8.76%
   2006........................ 1.15% to 1.60% 11,736,692 29.14 to 13.04  239,080      2.06%     9.45% to    8.96%
   2005........................ 1.15% to 1.60% 14,694,411 26.62 to 11.96  280,976      2.16%     6.71% to    6.23%
   2004........................ 1.15% to 1.60% 18,726,294 24.95 to 11.26  341,093      2.11%     7.28% to    6.79%
   2003........................ 1.15% to 1.60% 23,386,397 23.26 to 10.55  401,896      2.14%    12.74% to   12.23%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                   Expenses as a                                       Investment
                                   % of Average                             Net Assets   Income          Total
                                   Net Assets(1)    Units      Unit Value      000s     Ratio(2)       Return(3)
                                   -------------- ---------- -------------- ---------- ---------- -------------------
 Balanced Portfolio -- Service
   Shares
   2007........................... 1.45% to 2.55% 12,511,196 14.63 to 10.30  158,282      2.29%     8.68% to    4.51%
   2006........................... 1.45% to 2.30% 12,503,041 13.46 to 11.24  146,250      1.97%     8.82% to    7.88%
   2005........................... 1.45% to 2.30% 11,967,310 12.37 to 10.38  129,246      2.08%     9.23% to    4.21%
   2004........................... 1.45% to 2.20% 12,415,157 11.66 to  9.81  126,022      2.25%     7.58% to    4.18%
   2003........................... 1.45% to 1.70% 12,486,493 10.92 to  9.21  117,998      1.95%    12.02% to    9.24%
 Fundamental Equity Portfolio --
   Institutional Shares
   2007........................... 0.75% to 0.75%      1,415 12.75 to 12.75       18      0.26%    10.23% to   10.23%
   2006........................... 0.75% to 0.75%      1,161 11.57 to 11.57       13      0.17%     9.12% to    9.12%
   2005........................... 0.75% to 0.75%        901 10.60 to 10.60       10      0.10%    14.82% to   14.82%
   2004........................... 0.75% to 0.75%        674  9.23 to  9.23        6      0.13%    12.59% to   12.59%
   2003........................... 0.75% to 0.75%        360  8.20 to  8.20        3      0.17%    22.18% to   22.18%
 Flexible Bond Portfolio --
   Institutional Shares
   2007........................... 0.75% to 1.60%  1,565,741 14.79 to 13.86   26,362      4.51%     6.23% to    5.32%
   2006........................... 0.75% to 1.60%  2,078,967 13.92 to 13.16   33,277      4.65%     3.44% to    2.56%
   2005........................... 0.75% to 1.60%  2,605,456 18.05 to 12.83   40,940      5.07%     1.24% to    0.38%
   2004........................... 0.75% to 1.60%  3,478,734 17.90 to 12.78   54,713      5.18%     3.19% to    2.31%
   2003........................... 0.75% to 1.60%  4,957,575 17.42 to 12.50   76,430      4.28%     5.60% to    4.69%
 Forty Portfolio -- Institutional
   Shares
   2007........................... 0.75% to 1.60%  4,967,925 12.96 to 15.12  114,659      0.34%    35.96% to   34.79%
   2006........................... 0.75% to 1.60%  6,226,663  9.53 to 11.22  106,826      0.34%     8.53% to    7.60%
   2005........................... 0.75% to 1.60%  8,125,313 26.23 to  8.78  133,264      0.21%    12.00% to   11.05%
   2004........................... 0.75% to 1.60% 10,076,237 23.51 to  7.84  149,722      0.24%    17.34% to   16.34%
   2003........................... 0.75% to 1.60% 12,210,291 20.12 to  6.68  158,169      0.47%    19.63% to   18.61%
 Forty Portfolio -- Service Shares
   2007........................... 1.45% to 2.55%  5,289,899 21.77 to 12.56   74,923      0.19%    34.64% to   40.38%
   2006........................... 1.45% to 2.30%  3,571,495 16.17 to 11.21   36,853      0.16%     7.54% to    6.61%
   2005........................... 1.45% to 2.10%  2,879,442 15.03 to  8.13   26,279      0.01%    15.04% to   10.20%
   2004........................... 1.45% to 1.85%  3,025,070 13.55 to  7.34   24,598      0.03%    16.26% to   12.40%
   2003........................... 1.45% to 1.70%  3,224,296 11.66 to  6.33   21,935      0.24%    18.43% to   16.56%
 Global Life Sciences
   Portfolio -- Service Shares
   2007........................... 1.15% to 1.70%    915,725 12.97 to 11.67   11,362      0.00%    20.30% to   19.62%
   2006........................... 1.15% to 1.70%  1,245,359 10.78 to  9.75   12,889      0.00%     5.11% to    4.53%
   2005........................... 1.15% to 1.70%  1,576,985 10.26 to  9.33   15,547      0.00%    11.04% to   10.42%
   2004........................... 1.15% to 1.70%  1,708,218  9.24 to  8.45   15,234      0.00%    12.91% to   12.28%
   2003........................... 1.15% to 1.70%  1,934,877  8.18 to  7.53   15,343      0.00%    24.74% to   24.05%
 Global Technology Portfolio --
   Service Shares
   2007........................... 1.15% to 1.70%  2,331,053  5.02 to  4.71   11,329      0.33%    20.29% to   19.62%
   2006........................... 1.15% to 1.70%  2,760,786  4.17 to  3.94   11,189      0.00%     6.59% to    6.00%
   2005........................... 1.15% to 1.70%  3,428,546  3.91 to  3.71   13,089      0.00%    10.27% to    9.66%
   2004........................... 1.15% to 1.70%  4,580,239  3.55 to  3.39   15,925      0.00%   (0.59)% to  (1.14)%
   2003........................... 1.15% to 1.70%  6,518,426  3.57 to  3.43   22,868      0.00%    44.79% to   43.99%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                   Expenses as a                                       Investment
                                   % of Average                             Net Assets   Income        Total
                                   Net Assets(1)    Units      Unit Value      000s     Ratio(2)     Return(3)
                                   -------------- ---------- -------------- ---------- ---------- ----------------
 International Growth Portfolio --
   Institutional Shares
   2007........................... 0.75% to 1.60%  4,574,175 18.18 to 28.67  170,730      0.61%   27.35% to 26.26%
   2006........................... 0.75% to 1.60%  5,695,936 14.27 to 22.71  169,248      1.92%   45.92% to 44.68%
   2005........................... 0.75% to 1.60%  5,689,187 27.18 to  9.78  119,507      1.21%   31.30% to 30.19%
   2004........................... 0.75% to 1.60%  5,850,102 20.79 to  7.45   96,153      0.89%   18.06% to 17.05%
   2003........................... 0.75% to 1.60%  6,790,247 17.68 to  6.31   96,516      1.21%   33.90% to 32.76%
 International Growth Portfolio --
   Service Shares
   2007........................... 1.45% to 2.10%  1,687,826 37.60 to 25.45   32,014      0.43%   26.15% to 25.32%
   2006........................... 1.45% to 2.20%  2,156,293 29.80 to 20.96   32,138      1.84%   44.51% to 43.41%
   2005........................... 1.45% to 2.20%  2,594,044 20.62 to  8.89   26,589      1.04%   30.03% to 29.05%
   2004........................... 1.45% to 2.20%  3,257,488 15.86 to  6.86   25,980      0.86%   16.97% to  9.50%
   2003........................... 1.45% to 1.70%  3,539,571 13.56 to  5.88   22,850      1.16%   35.60% to 32.25%
 Large Cap Growth Portfolio --
   Institutional Shares
   2007........................... 1.15% to 1.60%  7,101,720 28.99 to  9.77  120,734      0.69%   13.76% to 13.24%
   2006........................... 1.15% to 1.60%  8,909,493 25.48 to  8.63  134,434      0.47%   10.10% to  9.60%
   2005........................... 1.15% to 1.60% 11,100,423 23.14 to  7.87  156,161      0.32%    3.09% to  2.63%
   2004........................... 1.15% to 1.60% 14,045,508 22.45 to  7.67  196,579      0.13%    3.31% to  2.85%
   2003........................... 1.15% to 1.60% 17,653,848 21.73 to  7.46  243,768      0.08%   30.22% to 29.63%
 Large Cap Growth Portfolio --
   Service Shares
   2007........................... 1.50% to 1.70%  1,505,874  7.49 to  7.38   11,793      0.55%   13.07% to 12.84%
   2006........................... 1.50% to 1.70%  1,935,725  6.63 to  6.54   13,364      0.28%    9.47% to  9.25%
   2005........................... 1.50% to 1.70%  2,185,778  7.06 to  5.99   13,753      0.12%    2.46% to  2.25%
   2004........................... 1.50% to 1.70%  2,676,051  6.90 to  5.86   16,511      0.00%    2.64% to  2.43%
   2003........................... 1.50% to 1.70%  3,297,592  6.72 to  5.72   19,781      0.00%   29.52% to 29.26%
 Mid Cap Growth Portfolio --
   Institutional Shares
   2007........................... 1.15% to 1.60%  4,613,713 41.27 to 12.01  103,144      0.21%   20.63% to 20.08%
   2006........................... 1.15% to 1.60%  5,680,114 34.21 to 10.00  106,781      0.00%   12.31% to 11.80%
   2005........................... 1.15% to 1.60%  7,153,975 30.46 to  8.94  122,135      0.00%   11.02% to 10.52%
   2004........................... 1.15% to 1.60%  8,776,234 27.44 to  8.09  136,587      0.00%   19.36% to 18.82%
   2003........................... 1.15% to 1.60% 10,582,904 22.99 to  6.81  139,995      0.00%   33.55% to 32.95%
 Mid Cap Growth Portfolio --
   Service Shares
   2007........................... 1.50% to 1.70%  1,739,815  6.52 to  6.42   12,578      0.06%   19.91% to 19.66%
   2006........................... 1.50% to 1.70%  2,314,385  5.44 to  5.37   13,878      0.00%   11.61% to 11.38%
   2005........................... 1.50% to 1.70%  2,610,339  7.22 to  4.82   14,046      0.00%   10.35% to 10.13%
   2004........................... 1.50% to 1.70%  3,157,328  6.55 to  4.37   15,551      0.00%   18.67% to 18.43%
   2003........................... 1.50% to 1.70%  3,274,296  5.52 to  3.69   13,558      0.00%   32.74% to 32.48%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                  Expenses as a                                       Investment
                                  % of Average                             Net Assets   Income         Total
                                  Net Assets(1)    Units      Unit Value      000s     Ratio(2)      Return(3)
                                  -------------- ---------- -------------- ---------- ---------- ------------------
 Worldwide Growth Portfolio --
   Institutional Shares
   2007.......................... 1.15% to 1.60%  6,188,938 37.88 to 11.43  140,111      0.72%    8.36% to    7.87%
   2006.......................... 1.15% to 1.60%  7,718,473 34.96 to 10.60  164,481      1.71%   16.85% to   16.32%
   2005.......................... 1.15% to 1.60%  9,616,476 29.92 to  9.11  179,661      1.31%    4.65% to    4.18%
   2004.......................... 1.15% to 1.60% 12,248,563 28.59 to  8.74  225,696      0.95%    3.57% to    3.11%
   2003.......................... 1.15% to 1.60% 15,576,320 27.61 to  8.48  283,636      1.08%   22.57% to   22.01%
 Worldwide Growth Portfolio --
   Service Shares
   2007.......................... 1.50% to 1.70%  1,888,032  7.45 to  7.33   14,873      0.54%    7.71% to    7.49%
   2006.......................... 1.50% to 1.70%  2,410,037  6.91 to  6.82   17,511      1.59%   16.17% to   15.94%
   2005.......................... 1.50% to 1.70%  2,945,854  7.22 to  5.88   18,413      1.18%    3.99% to    3.78%
   2004.......................... 1.50% to 1.70%  3,424,126  6.95 to  5.67   20,558      0.87%    2.96% to    2.75%
   2003.......................... 1.50% to 1.70%  4,043,372  6.75 to  5.52   23,612      0.83%   21.83% to   21.58%
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core
   Bond Portfolio 1
   2007.......................... 1.45% to 2.20%    213,329 10.94 to 10.80    2,321      4.89%    4.76% to    3.96%
   2006.......................... 1.45% to 2.20%    151,880 10.44 to 10.39    1,581      0.00%    4.40% to    3.87%
 JPMorgan Insurance Trust
   Diversified Equity Portfolio 1
   2007.......................... 1.45% to 2.20%     62,510 11.98 to 11.83      743      0.06%    8.84% to    8.01%
   2006.......................... 1.45% to 2.20%        399 11.01 to 10.96        4      0.00%   10.11% to    9.55%
 JPMorgan Insurance Trust
   Diversified Mid Cap Growth
   Portfolio 1
   2007.......................... 1.45% to 1.45%      1,350 11.56 to 11.56       16      2.58%   15.53% to   15.53%
   2006.......................... 1.45% to 2.20%        431 10.00 to  9.95        4      0.00%    0.02% to  (0.48)%
 JPMorgan Insurance Trust Equity
   Index Portfolio 1
   2007.......................... 1.45% to 2.20%     51,337 11.26 to 11.12      573      0.08%    3.56% to    2.77%
   2006.......................... 1.45% to 2.20%      1,226 10.87 to 10.82       13      0.00%    8.75% to    8.20%
 JPMorgan Insurance Trust
   Government Bond Portfolio 1
   2007.......................... 1.45% to 2.20%    195,699 11.06 to 10.92    2,153      5.27%    5.92% to    5.11%
   2006.......................... 1.45% to 2.20%    144,330 10.44 to 10.39    1,503      0.00%    4.44% to    3.92%
 JPMorgan Insurance Trust
   Intrepid Growth Portfolio 1
   2007.......................... 1.45% to 2.20%     83,000 11.24 to 11.10      925      0.00%    9.92% to    9.08%
   2006.......................... 1.45% to 2.20%        416 10.22 to 10.17        4      0.00%    2.24% to    1.72%
 JPMorgan Insurance Trust
   Intrepid Mid Cap Portfolio 1
   2007.......................... 1.45% to 2.20%     72,610 10.42 to 10.29      750      0.07%    1.37% to    0.59%
   2006.......................... 1.45% to 2.20%        939 10.28 to 10.23       10      0.00%    2.79% to    2.27%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                   Expenses as a                                      Investment
                                   % of Average                            Net Assets   Income           Total
                                   Net Assets(1)    Units     Unit Value      000s     Ratio(2)        Return(3)
                                   -------------- --------- -------------- ---------- ---------- ----------------------
Legg Mason Partners Variable
  Equity Trust
 Legg Mason Partners Variable
   Aggressive Growth Portfolio --
   Class II
   2007........................... 1.45% to 2.30%   754,057 15.72 to 11.05   11,018      0.00%      (1.10)% to  (1.96)%
   2006........................... 1.45% to 2.30%   772,298 15.90 to 11.27   11,455      0.00%        9.14% to    8.21%
   2005........................... 1.45% to 2.30%   613,685 14.57 to 10.41    8,448      0.00%       16.87% to    4.11%
   2004........................... 1.45% to 2.20%   449,954 13.48 to  9.99    5,898      0.00%        7.21% to  (0.05)%
   2003........................... 1.45% to 1.70%   185,388 12.57 to 12.55    2,331      0.00%       25.74% to   25.53%
 Legg Mason Partners Variable
   Capital and Income Portfolio --
   Class I
   2007........................... 1.15% to 1.60% 1,069,924 10.04 to 10.00   10,711      5.13%     0.52% to    0.06%(a)
   2006........................... 1.15% to 1.60%   982,919 14.33 to 12.53   13,041      1.95%       11.27% to   10.77%
   2005........................... 1.15% to 1.60% 1,230,866 12.88 to 11.31   14,823      1.93%        2.13% to    1.67%
   2004........................... 1.15% to 1.60% 1,502,908 12.61 to 11.12   17,838      1.97%        7.48% to    7.00%
   2003........................... 1.15% to 1.60% 1,670,456 11.73 to 10.39   18,581      1.61%       14.58% to   14.07%
 Legg Mason Partners Variable
   Capital and Income Portfolio --
   Class II
   2007........................... 1.45% to 2.45% 1,340,388 10.00 to  9.93   13,352      5.01%     0.02% to  (0.99)%(b)
   2006........................... 1.45% to 2.30%   961,071 11.69 to 11.32   10,918      2.99%       10.63% to    9.68%
   2005........................... 0.00% to 2.30%   200,450 10.57 to 10.32    2,086      6.90%        5.66% to    3.18%
 Legg Mason Partners Variable
   Fundamental Value Portfolio --
   Class I
   2007........................... 1.45% to 2.30% 1,658,556  9.50 to  9.45   15,743      1.76%   (7.21)% to  (8.01)%(c)
   2006........................... 1.45% to 2.30% 1,197,152 16.36 to 11.86   18,819      1.35%       16.17% to   15.17%
   2005........................... 1.45% to 2.30% 1,130,086 14.08 to 10.14   15,620      0.64%        9.37% to    1.44%
   2004........................... 1.45% to 2.20% 1,050,803 13.78 to  9.99   14,351      0.22%        6.51% to  (0.13)%
   2003........................... 1.45% to 1.70%   550,460 12.93 to 12.91    7,116      0.00%       29.34% to   29.12%
 Legg Mason Partners Variable
   Investors Portfolio -- Class I
   2007........................... 1.15% to 1.60% 1,751,515 19.85 to 14.23   30,078      1.15%        2.70% to    2.23%
   2006........................... 1.15% to 1.60% 2,344,053 19.33 to 13.92   39,253      1.55%       16.90% to   16.38%
   2005........................... 1.15% to 1.60% 3,136,093 16.54 to 11.96   44,992      1.08%        5.31% to    4.83%
   2004........................... 1.15% to 1.60% 3,828,177 15.70 to 11.41   52,751      1.41%        9.10% to    8.61%
   2003........................... 1.15% to 1.60% 4,244,587 14.39 to 10.51   53,784      1.46%       30.81% to   30.22%
Legg Mason Partners Variable
  Income Trust
 Legg Mason Partners Variable
   Strategic Bond Portfolio --
   Class I
   2007........................... 1.15% to 1.60% 1,900,849 15.33 to 14.28   27,947      4.38%        0.81% to    0.36%
   2006........................... 1.15% to 1.60% 2,386,389 15.21 to 14.23   34,924      4.93%        3.82% to    3.35%
   2005........................... 1.15% to 1.60% 2,947,461 14.65 to 13.77   41,733      5.74%        1.29% to    0.84%
   2004........................... 1.15% to 1.60% 3,360,947 14.46 to 13.66   47,175      4.54%        5.42% to    4.94%
   2003........................... 1.15% to 1.60% 3,804,830 13.72 to 13.01   50,837      5.07%       11.93% to   11.42%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                    Expenses as a                                      Investment
                                    % of Average                            Net Assets   Income         Total
                                    Net Assets(1)    Units     Unit Value      000s     Ratio(2)      Return(3)
                                    -------------- --------- -------------- ---------- ---------- ------------------
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock
   Series -- Service Class Shares
   2007............................ 1.45% to 2.30% 2,772,937 14.64 to 11.86   23,662      0.09%    9.41% to    8.46%
   2006............................ 1.45% to 2.30% 3,222,544 13.38 to 10.93   25,116      0.00%    5.75% to    4.84%
   2005............................ 1.45% to 2.20% 3,545,730 12.65 to  6.24   25,467      0.14%    9.69% to    2.04%
   2004............................ 1.45% to 1.95% 3,937,645 12.32 to  6.09   27,008      0.00%    8.52% to    2.77%
   2003............................ 1.45% to 1.70% 4,278,161 11.47 to  5.68   26,005      0.00%   20.77% to   14.69%
 MFS(R) Investors Trust Series --
   Service Class Shares
   2007............................ 1.45% to 2.10% 1,727,471 16.24 to 13.18   19,432      0.60%    8.43% to    7.71%
   2006............................ 1.45% to 2.30% 2,090,802 14.98 to 11.55   21,603      0.26%   11.06% to   10.11%
   2005............................ 1.45% to 2.10% 2,371,865 13.49 to  8.65   21,954      0.31%    5.48% to    4.78%
   2004............................ 1.45% to 2.10% 2,568,716 12.79 to  8.22   22,289      0.44%    9.51% to    5.81%
   2003............................ 1.45% to 1.70% 2,644,443 11.68 to  7.53   20,576      0.44%   20.01% to   16.77%
 MFS(R) New Discovery Series --
   Service Class Shares
   2007............................ 1.15% to 2.30% 2,768,632 15.69 to 11.69   29,384      2.38%    1.07% to  (0.11)%
   2006............................ 1.15% to 2.30% 3,562,284 15.53 to 11.70   37,342      0.00%   11.64% to   10.34%
   2005............................ 1.15% to 2.30% 4,017,980 13.91 to  7.91   37,884      0.00%   20.15% to    2.73%
   2004............................ 1.15% to 2.20% 4,681,594 13.40 to  7.66   42,080      0.00%    6.12% to  (3.17)%
   2003............................ 1.15% to 1.70% 5,760,927 12.76 to  7.34   48,190      0.00%   31.43% to   27.35%
 MFS(R) Strategic Income Series --
   Service Class Shares
   2007............................ 1.45% to 1.45%     6,569 11.81 to 11.81       78      4.25%    1.91% to    1.91%
   2006............................ 1.45% to 2.05%     4,108 11.58 to 10.45       48      3.38%    4.85% to    4.21%
   2005............................ 1.45% to 1.45%       302 11.05 to 11.05        3      0.00%    0.16% to    0.16%
 MFS(R) Total Return Series --
   Service Class Shares
   2007............................ 1.45% to 2.55% 6,579,015 14.02 to  9.73   76,363      2.35%    2.42% to  (3.94)%
   2006............................ 1.45% to 2.30% 4,769,194 13.69 to 11.10   54,869      2.24%   10.01% to    9.06%
   2005............................ 1.45% to 2.30% 1,919,260 12.66 to 10.17   20,498      0.02%    3.24% to    0.71%
   2004............................ 1.45% to 1.50%     2,493 12.53 to 12.30       31      1.53%   23.04% to    9.36%
   2003............................ 1.50% to 1.50%     2,387 11.46 to 11.46       27      1.64%   14.27% to   14.27%
 MFS(R) Utilities Series -- Service
   Class Shares
   2007............................ 1.45% to 2.20% 3,407,875 29.31 to 18.26   68,817      3.44%   25.70% to   24.74%
   2006............................ 1.45% to 2.30% 3,724,035 23.32 to 12.81   58,884      1.86%   29.07% to   27.96%
   2005............................ 1.45% to 2.00% 3,815,454 18.06 to 11.21   46,068      0.54%   14.89% to   14.25%
   2004............................ 1.45% to 1.85% 3,741,935 15.72 to  9.78   38,786      1.26%   27.96% to   20.65%
   2003............................ 1.45% to 1.70% 3,467,512 12.29 to  7.66   27,426      2.09%   33.54% to   22.88%
Old Mutual Insurance Series Fund
 Old Mutual Growth II Portfolio
   2007............................ 1.15% to 1.40%   456,422 13.88 to 13.52    6,180      0.13%   22.00% to   21.70%
   2006............................ 1.15% to 1.40%   648,716 11.38 to 11.11    7,214      0.00%    5.97% to    5.70%
   2005............................ 1.15% to 1.40%   900,188 10.74 to 10.51    9,471      0.00%   10.08% to    9.80%
   2004............................ 1.15% to 1.40% 1,150,006  9.76 to  9.57   11,018      0.00%    5.38% to    5.12%
   2003............................ 1.15% to 1.40% 1,584,742  9.26 to  9.10   14,442      0.00%   24.26% to   23.95%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                   Expenses as a                                      Investment
                                   % of Average                            Net Assets   Income         Total
                                   Net Assets(1)    Units     Unit Value      000s     Ratio(2)      Return(3)
                                   -------------- --------- -------------- ---------- ---------- ------------------
 Old Mutual Large Cap Growth
   Portfolio
   2007........................... 1.15% to 1.40%   401,440 21.24 to 20.68    8,318      0.14%   18.22% to   17.92%
   2006........................... 1.15% to 1.40%   578,757 17.97 to 17.54   10,172      0.00%    4.33% to    4.07%
   2005........................... 1.15% to 1.40%   778,153 17.22 to 16.85   13,137      0.00%    3.36% to    3.10%
   2004........................... 1.15% to 1.40% 1,038,890 16.66 to 16.35   17,008      0.00%    7.69% to    7.42%
   2003........................... 1.15% to 1.40% 1,315,600 15.47 to 15.22   20,046      0.00%   29.68% to   29.36%
Oppenheimer Variable Account Funds
 Oppenheimer Balanced Fund/VA
   2007........................... 1.15% to 1.60% 1,898,908 45.12 to 14.45   50,976      2.93%    2.59% to    2.12%
   2006........................... 1.15% to 1.60% 2,351,158 43.98 to 14.15   62,389      2.91%    9.87% to    9.38%
   2005........................... 1.15% to 1.60% 2,872,752 40.03 to 12.94   71,609      1.81%    2.70% to    2.23%
   2004........................... 1.15% to 1.60% 3,257,445 38.98 to 12.66   81,205      1.03%    8.83% to    8.34%
   2003........................... 1.15% to 1.60% 3,200,683 35.82 to 11.68   77,470      3.04%   23.52% to   22.96%
 Oppenheimer Balanced
   Fund/VA -- Service Shares
   2007........................... 1.45% to 2.55% 4,479,782 12.46 to  9.69   51,835      2.33%    1.98% to  (4.56)%
   2006........................... 1.45% to 2.30% 3,734,727 12.22 to 10.89   43,482      2.24%    9.26% to    8.31%
   2005........................... 1.45% to 2.30% 2,434,640 11.19 to 10.05   26,838      1.26%    2.17% to    0.53%
   2004........................... 1.45% to 2.20%   858,290 10.95 to 10.89    9,379      0.00%    9.49% to    8.94%
 Oppenheimer Capital Appreciation
   Fund/VA
   2007........................... 1.15% to 1.60% 3,281,755 68.09 to 12.99   98,385      0.24%   12.83% to   12.32%
   2006........................... 1.15% to 1.60% 4,291,526 60.35 to 11.56  113,604      0.40%    6.71% to    6.23%
   2005........................... 1.15% to 1.60% 5,344,427 56.56 to 10.88  137,163      0.97%    3.89% to    3.43%
   2004........................... 1.15% to 1.60% 6,805,353 54.44 to 10.52  171,410      0.33%    5.70% to    5.23%
   2003........................... 1.15% to 1.60% 7,569,133 51.50 to 10.00  190,033      0.39%   29.44% to   28.86%
 Oppenheimer Capital Appreciation
   Fund/VA -- Service Shares
   2007........................... 1.45% to 2.10% 1,069,304 15.92 to 11.33   16,850      0.01%   12.20% to   11.46%
   2006........................... 1.45% to 2.30% 1,137,445 14.18 to 11.12   15,884      0.19%    6.12% to    5.21%
   2005........................... 1.45% to 2.10% 1,079,413 13.84 to 10.42   14,343      0.72%    8.60% to    2.67%
   2004........................... 1.45% to 2.10% 1,047,495 13.40 to 10.15   13,465      0.20%    5.07% to    1.49%
   2003........................... 1.45% to 1.70%   545,483 12.76 to 12.30    6,776      0.00%   28.73% to   22.97%
 Oppenheimer Core Bond Fund/VA
   2007........................... 1.15% to 1.60% 2,549,165 31.06 to 13.56   51,724      5.32%    3.18% to    2.72%
   2006........................... 1.15% to 1.60% 2,858,389 30.10 to 13.20   57,980      5.63%    4.07% to    3.60%
   2005........................... 1.15% to 1.60% 3,417,647 28.92 to 12.69   69,116      5.37%    1.41% to    0.95%
   2004........................... 1.15% to 1.60% 4,121,065 28.52 to 12.57   83,599      4.90%    4.28% to    3.81%
   2003........................... 1.15% to 1.60% 5,350,486 27.35 to 12.10  105,152      6.02%    5.55% to    5.07%
 Oppenheimer Global Securities
   Fund/VA -- Service Shares
   2007........................... 1.45% to 2.20% 7,632,946 22.52 to 14.20  120,950      1.58%    4.53% to    3.73%
   2006........................... 1.45% to 2.30% 8,592,832 21.54 to 12.17  128,891      0.88%   15.67% to   14.67%
   2005........................... 1.45% to 2.20% 9,274,898 18.62 to 11.40  118,406      0.86%   19.43% to   11.67%
   2004........................... 1.45% to 2.10% 9,267,701 16.57 to 10.17  103,300      1.10%   17.15% to   10.43%
   2003........................... 1.45% to 1.70% 7,460,563 14.14 to  8.70   69,507      0.56%   41.41% to   40.43%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                Expenses as a                                      Investment
                                % of Average                            Net Assets   Income          Total
                                Net Assets(1)    Units     Unit Value      000s     Ratio(2)       Return(3)
                                -------------- --------- -------------- ---------- ---------- -------------------
 Oppenheimer High Income Fund/
   VA
   2007........................ 1.15% to 1.60% 1,695,927 42.24 to 12.43   43,383      7.55%   (1.26)% to  (1.71)%
   2006........................ 1.15% to 1.60% 2,216,350 42.78 to 12.64   58,611      7.86%     8.17% to    7.68%
   2005........................ 1.15% to 1.60% 2,808,835 39.55 to 11.74   70,449      6.84%     1.14% to    0.68%
   2004........................ 1.15% to 1.60% 3,560,948 39.10 to 11.66   89,889      6.77%     7.71% to    7.23%
   2003........................ 1.15% to 1.60% 5,063,463 36.30 to 10.88  114,418      7.07%    22.53% to   21.98%
 Oppenheimer Main Street
   Fund/VA -- Service Shares
   2007........................ 1.45% to 2.45% 4,861,869 15.74 to 10.83   55,700      0.93%     2.63% to    1.59%
   2006........................ 1.45% to 2.30% 7,305,931 15.33 to 11.73   81,489      0.89%    13.10% to   12.13%
   2005........................ 1.45% to 2.20% 5,970,370 13.56 to  8.78   57,024      1.19%     8.80% to    3.53%
   2004........................ 1.45% to 2.10% 6,459,260 13.01 to  8.45   58,647      0.69%     7.56% to    3.18%
   2003........................ 1.45% to 1.70% 6,361,484 12.09 to  7.87   52,558      0.77%    24.54% to   20.94%
 Oppenheimer Main Street Small
   Cap Fund/VA -- Service
   Shares
   2007........................ 1.45% to 2.55% 4,088,672 19.12 to  9.00   62,618      0.28%   (2.83)% to (14.53)%
   2006........................ 1.45% to 2.30% 2,259,800 19.67 to 11.84   41,872      0.16%    13.00% to   12.03%
   2005........................ 1.45% to 2.30% 1,826,811 17.41 to 10.57   30,629      0.00%    18.07% to    5.73%
   2004........................ 1.45% to 2.20% 1,565,895 16.10 to 11.01   24,651      0.00%    17.79% to   10.07%
   2003........................ 1.45% to 1.70%   635,700 13.71 to 13.32    8,618      0.00%    42.08% to   36.95%
 Oppenheimer MidCap Fund/VA
   2007........................ 1.15% to 1.60% 1,981,504 54.68 to 11.52   59,934      0.00%     5.10% to    4.63%
   2006........................ 1.15% to 1.60% 2,611,132 52.03 to 11.01   75,279      0.00%     1.77% to    1.32%
   2005........................ 1.15% to 1.60% 3,279,000 51.12 to 10.87   94,098      0.00%    11.04% to   10.54%
   2004........................ 1.15% to 1.60% 3,964,971 46.04 to  9.83  103,435      0.00%    18.40% to   17.87%
   2003........................ 1.15% to 1.60% 4,766,375 38.88 to  8.34  108,385      0.00%    24.15% to   23.59%
 Oppenheimer MidCap
   Fund/VA -- Service Shares
   2007........................ 1.45% to 1.95%   315,293 16.49 to 12.22    5,144      0.00%     4.49% to    3.96%
   2006........................ 1.45% to 2.30%   387,344 15.78 to 10.67    6,052      0.00%     1.22% to    0.35%
   2005........................ 1.45% to 1.95%   401,902 15.59 to 11.67    6,217      0.00%    16.75% to    9.92%
   2004........................ 1.45% to 1.85%   399,422 14.13 to 11.21    5,612      0.00%    17.70% to   12.05%
   2003........................ 1.45% to 1.70%   221,120 12.00 to 11.94    2,652      0.00%    23.34% to   19.90%
PIMCO Variable Insurance Trust
 All Asset Portfolio -- Advisor
   Class Shares
   2007........................ 1.45% to 2.20% 1,328,551 11.44 to 11.21   15,149      7.38%     6.61% to    5.79%
   2006........................ 1.45% to 2.30%   648,529 10.73 to 10.33    6,946      5.24%     3.05% to    2.17%
   2005........................ 1.45% to 2.20%   618,092 10.41 to 10.36    6,434      5.04%     4.14% to    3.61%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                Expenses as a                                       Investment
                                % of Average                             Net Assets   Income          Total
                                Net Assets(1)    Units      Unit Value      000s     Ratio(2)       Return(3)
                                -------------- ---------- -------------- ---------- ---------- -------------------
 Foreign Bond Portfolio
   (U.S. Dollar Hedged) --
   Administrative Class Shares
   2007........................ 1.50% to 1.70%    644,226 13.08 to 12.88    8,347      3.36%     2.06% to    1.85%
   2006........................ 1.50% to 1.70%    764,583 12.81 to 12.65    9,717      4.20%     0.66% to    0.45%
   2005........................ 1.50% to 1.70%    919,440 12.73 to 12.51   11,622      3.15%     3.57% to    3.36%
   2004........................ 1.50% to 1.70%    871,513 12.29 to 12.09   10,642      3.12%     3.98% to    3.77%
   2003........................ 1.50% to 1.70%    962,082 11.82 to 11.64   11,303      2.67%     0.73% to    0.52%
 High Yield Portfolio --
   Administrative Class Shares
   2007........................ 1.45% to 2.45%  6,148,888 13.19 to 10.57   85,408      6.97%     1.99% to    0.95%
   2006........................ 1.45% to 2.30%  7,880,987 12.94 to 10.76  105,639      6.88%     7.50% to    6.58%
   2005........................ 1.45% to 2.30%  7,694,556 13.25 to 10.10   98,601      6.51%     4.86% to    0.99%
   2004........................ 1.45% to 2.20%  8,228,193 12.93 to 10.66  103,509      6.62%     8.08% to    6.60%
   2003........................ 1.45% to 1.70%  7,670,684 11.98 to 10.86   90,110      7.39%    21.01% to    8.64%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2007........................ 1.45% to 2.55%  6,083,533 11.86 to 10.58   81,485      4.53%     8.15% to    8.82%
   2006........................ 1.45% to 2.30%  4,748,616 10.97 to  9.91   62,943      5.55%   (0.31)% to  (1.17)%
   2005........................ 1.45% to 2.30%  4,370,680 15.01 to 10.03   61,368      4.27%     3.23% to    0.26%
   2004........................ 1.45% to 2.10%  4,835,517 14.54 to 10.30   66,481      4.15%     6.59% to    3.01%
   2003........................ 1.45% to 1.70%  5,399,476 13.73 to 10.06   71,141      3.05%     2.34% to    0.55%
 Low Duration Portfolio --
   Administrative Class Shares
   2007........................ 1.45% to 2.55% 17,920,878 10.83 to 10.39  191,569      4.23%     5.80% to    5.82%
   2006........................ 1.45% to 2.30%  2,044,005 10.24 to 10.14   20,805      4.24%     2.47% to    1.58%
   2005........................ 0.00% to 2.30%    904,878  9.99 to  9.94    9,028      2.45%   (0.09)% to  (0.60)%
 Total Return Portfolio --
   Administrative Class Shares
   2007........................ 1.15% to 2.55% 23,041,682 11.72 to 10.51  299,527      4.79%     7.48% to    7.72%
   2006........................ 1.15% to 2.30% 26,585,312 10.91 to 10.13  321,728      5.00%     2.65% to    1.46%
   2005........................ 1.15% to 2.30% 23,356,330 13.09 to  9.98  285,362      4.28%     1.27% to  (0.18)%
   2004........................ 1.15% to 2.20% 22,362,397 12.97 to 10.16  273,766      2.55%     3.68% to    1.55%
   2003........................ 1.15% to 1.70% 20,719,015 12.55 to 10.10  250,748      2.87%     3.46% to    0.98%
The Prudential Series Fund
 Jennison 20/20 Focus
   Portfolio -- Class II
   2007........................ 1.45% to 2.55%  2,841,578 20.37 to 10.24   43,190      9.12%     8.51% to    3.60%
   2006........................ 1.45% to 2.30%  2,445,477 18.77 to 11.84   36,309      0.72%    11.97% to   11.00%
   2005........................ 1.45% to 1.95%    446,962 16.76 to 12.28    7,415      0.00%    22.78% to   19.02%
   2004........................ 1.45% to 1.85%    122,842 14.03 to 10.93    1,698      0.00%    13.71% to    9.27%
   2003........................ 1.45% to 1.70%     15,206 12.34 to 12.31      188      0.00%    23.35% to   23.14%
 Jennison Portfolio -- Class II
   2007........................ 1.45% to 2.30%    252,437 16.11 to 11.61    3,470      0.00%     9.93% to    8.98%
   2006........................ 1.45% to 2.30%    268,285 14.66 to 10.66    3,328      0.00%   (0.10)% to  (0.96)%
   2005........................ 1.45% to 2.30%    243,828 14.67 to  9.16    3,019      0.00%    12.38% to    7.61%
   2004........................ 1.45% to 2.20%    111,614 13.05 to  8.16    1,149      0.06%     9.12% to    3.53%
   2003........................ 1.45% to 1.70%     54,130 12.13 to  7.59      481      0.00%    27.60% to   21.08%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                   Expenses as a                                      Investment
                                   % of Average                            Net Assets   Income          Total
                                   Net Assets(1)    Units     Unit Value      000s     Ratio(2)       Return(3)
                                   -------------- --------- -------------- ---------- ---------- -------------------
 Natural Resources Portfolio --
   Class II
   2007........................... 1.45% to 2.55% 1,779,458 25.95 to 12.90   42,907     23.96%    45.54% to   46.22%
   2006........................... 1.45% to 2.30%   852,359 17.83 to 13.04   15,160      3.04%    19.96% to   18.93%
   2005........................... 1.45% to 1.95%   299,613 14.86 to 14.81    4,449      0.00%    48.61% to   48.10%
 SP International Growth
   Portfolio -- Class II
   2007........................... 1.55% to 1.55%    11,452 14.01 to 14.01      160     12.30%    17.27% to   17.27%
   2006........................... 1.55% to 1.55%    14,472 11.94 to 11.94      173      0.80%    18.56% to   18.56%
   2005........................... 1.55% to 1.55%     1,902 10.07 to 10.07       19      1.76%    14.01% to   14.01%
   2004........................... 1.55% to 1.55%     1,996  8.84 to  8.84       18      0.00%    14.33% to   14.33%
   2003........................... 1.55% to 1.55%     2,094  7.73 to  7.73       16      0.00%    36.99% to   36.99%
 SP Prudential U.S. Emerging
   Growth Portfolio -- Class II
   2007........................... 1.55% to 1.55%     1,610 13.92 to 13.92       22     10.07%    14.53% to   14.53%
   2006........................... 1.55% to 1.55%     1,647 12.15 to 12.15       20     13.77%     7.41% to    7.41%
   2005........................... 1.55% to 1.55%     7,938 11.31 to 11.31       90     12.89%    15.66% to   15.66%
   2004........................... 1.55% to 1.55%     9,731  9.78 to  9.78       95      0.00%    19.14% to   19.14%
   2003........................... 1.55% to 1.55%     9,775  8.21 to  8.21       80      0.00%    39.32% to   39.32%
Rydex Variable Trust
 OTC Fund
   2007........................... 1.45% to 2.20% 1,610,228 16.64 to 13.57    9,434      0.07%    16.11% to   15.22%
   2006........................... 1.45% to 2.30% 2,099,071 14.33 to 10.86   10,118      0.00%     4.24% to    3.35%
   2005........................... 1.45% to 2.10% 3,188,196 13.75 to  3.56   15,226      0.00%    14.05% to  (1.00)%
   2004........................... 1.45% to 2.10% 3,111,699 13.80 to  3.58   14,028      0.00%     7.76% to    4.93%
   2003........................... 1.45% to 1.70% 3,416,957 12.80 to  3.33   12,891      0.00%    43.24% to   28.02%
The Universal Institutional Funds,
  Inc.
 Equity and Income Portfolio --
   Class II Shares
   2007........................... 1.45% to 2.55%   729,990  9.76 to  9.68    7,085      0.59%   (3.59)% to  (4.67)%
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II
   Shares
   2007........................... 1.45% to 2.55% 9,721,170 16.35 to  9.12  131,463      1.56%   (3.75)% to (12.88)%
   2006........................... 1.45% to 2.30% 7,575,129 16.99 to 11.94  111,331      2.41%    14.37% to   13.38%
   2005........................... 1.45% to 2.30% 6,788,043 14.86 to 10.50   87,592      0.95%     5.39% to    1.83%
   2004........................... 1.45% to 2.20% 5,545,359 14.48 to 10.92   69,254      0.64%    15.73% to    9.21%
   2003........................... 1.45% to 1.70% 2,687,897 12.51 to 10.33   28,669      0.38%    28.81% to   25.12%
 Strategic Growth Portfolio --
   Class II Shares
   2007........................... 1.45% to 2.20%   889,144 15.37 to 12.99   11,432      0.00%    14.94% to   14.06%
   2006........................... 1.45% to 2.30% 1,002,002 13.37 to 10.56   11,111      0.00%     1.14% to    0.27%
   2005........................... 1.45% to 2.20%   996,830 13.22 to 10.06   10,793      0.01%    13.69% to    5.38%
   2004........................... 1.45% to 2.10%   980,231 12.46 to  9.51    9,860      0.00%     5.23% to    1.97%
   2003........................... 1.45% to 1.70%   755,482 11.84 to  9.06    7,124      0.00%    25.13% to   18.41%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2007

                                     Expenses as a                                  Investment
                                     % of Average                        Net Assets   Income         Total
                                     Net Assets(1)   Units   Unit Value     000s     Ratio(2)      Return(3)
                                     -------------- ------- ------------ ---------- ---------- ------------------
XTF Advisors Trust
 ETF 60 Portfolio -- Class II Shares
   2007............................. 1.45% to 2.45% 849,400 9.87 to 9.81   8,339       0.00%   (1.88)% to (2.88)%

--------
(a)Activity from Legg Mason Partners Variable Total Return Portfolio -- Class I is combined with Legg Mason Partners Variable Capital and Income Portfolio -- Class I
(b)Activity from Legg Mason Partners Variable Total Return Portfolio -- Class II is combined with Legg Mason Partners Variable Capital and Income Portfolio -- Class II
(c)Activity from Legg Mason Partners Variable All Cap Portfolio -- Class II is combined with Legg Mason Partners Variable Fundamental Value Portfolio -- Class I
1 Expenses as a percentage of average net assets represent the annualized contract expenses of the Separate Account, consisting of mortality and expense risk charges, and administrative expenses, a charge for the bonus credit, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying portfolios are excluded.
2 The investment income ratio represents the ordinary dividends received by the Subaccount from the portfolio divided by average net assets.
3 The total return is represented as a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum policy charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Financial Statements

                         Year ended December 31, 2007

    (With Report of Independent Registered Public Accounting Firm Thereon)

         Genworth Life and Annuity Insurance Company and Subsidiaries

                  Index to Consolidated Financial Statements

                                                                                                  Page
                                                                                                  ----
Report of KPMG LLP, Independent Registered Public Accounting Firm................................  F-1
Consolidated Statements of Income for the years ended December 31, 2007, 2006 and 2005...........  F-2
Consolidated Balance Sheets as of December 31, 2007 and 2006.....................................  F-3
Consolidated Statements of Changes in Stockholders' Equity for the years ended December 31, 2007,
  2006 and 2005..................................................................................  F-4
Consolidated Statements of Cash Flows for the years ended December 31, 2007, 2006 and 2005.......  F-5
Notes to Consolidated Financial Statements.......................................................  F-6
Report of KPMG LLP, Independent Registered Public Accounting Firm, on Financial Statement
  Schedules...................................................................................... F-45
Schedule I, Summary of Investments--other than investments in related parties.................... F-46
Schedule III, Supplemental Insurance Information................................................. F-47

            Report of Independent Registered Public Accounting Firm

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2007 and 2006, and the related consolidated statements of income, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2007. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.

   We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), Genworth Life and Annuity Insurance Company and subsidiaries' internal control over financial reporting as of December 31, 2007, based on criteria established in Internal Control--Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO), and our report dated February 28, 2008 expressed an unqualified opinion on the effectiveness of the Company's internal control over financial reporting.

/s/ KPMG LLP

Richmond, Virginia
February 28, 2008

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Statements of Income
                             (Amounts in millions)

                                                                        Years ended December 31,
                                  -                                   ---------------------------
                                                                        2007      2006     2005
                                                                      --------  -------- --------
Revenues:
Premiums............................................................. $1,063.2  $1,132.3 $1,112.4
Net investment income................................................  1,189.9   1,116.9  1,018.6
Net investment gains (losses)........................................    (91.1)      3.1     (9.7)
Policy fees and other income.........................................    491.3     382.8    362.3
                                                                      --------  -------- --------
   Total revenues....................................................  2,653.3   2,635.1  2,483.6
                                                                      --------  -------- --------
Benefits and expenses:
Benefits and other changes in policy reserves........................  1,105.4   1,101.9  1,145.1
Interest credited....................................................    541.3     496.7    456.0
Acquisition and operating expenses, net of deferrals.................    244.2     242.5    237.9
Amortization of deferred acquisition costs and intangibles...........    151.4     112.0    177.4
Interest expense.....................................................    205.1     134.0     48.7
                                                                      --------  -------- --------
   Total benefits and expenses.......................................  2,247.4   2,087.1  2,065.1
                                                                      --------  -------- --------
Income before income taxes and equity in net income of unconsolidated
  subsidiary.........................................................    405.9     548.0    418.5
Provision for income taxes...........................................    101.3     188.4    147.9
                                                                      --------  -------- --------
Net income before equity in net income of unconsolidated subsidiary..    304.6     359.6    270.6
Equity in net income of unconsolidated subsidiary....................     19.1        --       --
                                                                      --------  -------- --------
Net income........................................................... $  323.7  $  359.6 $  270.6
                                                                      ========  ======== ========


          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          Consolidated Balance Sheets
           (Amounts in millions, except share and per share amounts)

                                                                                            December 31,
                                                                                        --------------------
                                                                                           2007      2006
                                                                                        ---------  ---------
Assets
   Investments:
       Fixed maturity securities available-for-sale, at fair value..................... $15,237.3  $15,962.7
       Equity securities available-for-sale, at fair value.............................      64.0       35.8
       Commercial mortgage loans.......................................................   2,968.1    2,917.1
       Policy loans....................................................................     466.8      486.7
       Other invested assets ($399.8 and $429.8 restricted)............................   1,437.5      740.2
                                                                                        ---------  ---------
              Total investments........................................................  20,173.7   20,142.5
   Cash and cash equivalents...........................................................     616.4      423.8
   Accrued investment income...........................................................     167.4      172.3
   Deferred acquisition costs..........................................................   2,962.2    2,660.0
   Goodwill............................................................................     450.9      471.2
   Intangible assets...................................................................     502.3      520.7
   Reinsurance recoverable.............................................................   8,670.6    9,386.8
   Other assets........................................................................     427.8      343.3
   Separate account assets.............................................................  12,005.8   10,383.4
                                                                                        ---------  ---------
              Total assets............................................................. $45,977.1  $44,504.0
                                                                                        =========  =========
Liabilities and stockholders' equity
   Liabilities:
       Future policy benefits.......................................................... $ 9,809.4  $10,033.6
       Policyholder account balances...................................................  13,962.3   14,439.8
       Liability for policy and contract claims........................................     263.1      279.3
       Unearned premiums...............................................................      21.4       24.1
       Deferred income tax liability...................................................   1,077.9    1,004.5
       Non-recourse funding obligations................................................   3,555.0    2,765.0
       Other liabilities ($415.1 and $436.6 restricted)................................     995.8    1,130.6
       Separate account liabilities....................................................  12,005.8   10,383.4
                                                                                        ---------  ---------
              Total liabilities........................................................  41,690.7   40,060.3
                                                                                        ---------  ---------
   Commitments and contingencies

   Stockholders' equity:
       Preferred stock, Cumulative Series A ($1,000 par value, $1,000 redemption and liquidation value, 200,000 shares authorized, zero and 110,000 shares
         issued and outstanding as of December 31, 2007 and 2006, respectively)........        --      110.0
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding).......................................................      25.6       25.6
       Additional paid-in capital......................................................   4,071.6    4,025.3
                                                                                        ---------  ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses).....................................    (338.2)      21.7
          Derivatives qualifying as hedges.............................................       4.9        0.3
                                                                                        ---------  ---------
       Total accumulated other comprehensive income (loss).............................    (333.3)      22.0
       Retained earnings...............................................................     522.5      260.8
                                                                                        ---------  ---------
              Total stockholders' equity...............................................   4,286.4    4,443.7
                                                                                        ---------  ---------
              Total liabilities and stockholders' equity............................... $45,977.1  $44,504.0
                                                                                        =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          Consolidated Statements of Changes in Stockholders' Equity
                             (Amounts in millions)

                                                                   Accumulated
                                                       Additional     other                  Total
                                      Preferred Common  paid-in   comprehensive Retained stockholders'
                                        stock   stock   capital   income (loss) earnings    equity
                                      --------- ------ ---------- ------------- -------- -------------
Balances as of December 31, 2004.....  $ 120.0  $25.6   $4,147.6     $ 200.7    $ 543.8    $5,037.7
                                                                                           --------
Comprehensive income (loss):
   Net income........................       --     --         --          --      270.6       270.6
   Net unrealized gains (losses) on
     investment securities...........       --     --         --      (116.8)        --      (116.8)
   Derivatives qualifying as hedges..       --     --         --        (2.0)        --        (2.0)
   Additional minimum pension
     liability.......................       --     --         --        (0.2)        --        (0.2)
                                                                                           --------
Total comprehensive income (loss)....                                                         151.6
Dividends and other transactions with
  stockholders.......................       --     --     (127.5)         --     (456.3)     (583.8)
                                       -------  -----   --------     -------    -------    --------
Balances as of December 31, 2005.....    120.0   25.6    4,020.1        81.7      358.1     4,605.5
                                                                                           --------
Comprehensive income (loss):
   Net income........................       --     --         --          --      359.6       359.6
   Net unrealized gains (losses) on
     investment securities...........       --     --         --       (62.4)        --       (62.4)
   Derivatives qualifying as hedges..       --     --         --        (0.6)        --        (0.6)
   Additional minimum pension
     liability.......................       --     --         --         3.3         --         3.3
                                                                                           --------
Total comprehensive income (loss)....                                                         299.9
Redemption of preferred stock........    (10.0)    --         --          --         --       (10.0)
Dividends and other transactions with
  stockholders.......................       --     --        5.2          --     (456.9)     (451.7)
                                       -------  -----   --------     -------    -------    --------
Balances as of December 31, 2006.....    110.0   25.6    4,025.3        22.0      260.8     4,443.7
                                                                                           --------
Comprehensive income (loss):
   Net income........................       --     --         --          --      323.7       323.7
   Net unrealized gains (losses) on
     investment securities...........       --     --         --      (359.9)        --      (359.9)
   Derivatives qualifying as hedges..       --     --         --         4.6         --         4.6
                                       -------  -----   --------     -------    -------    --------
Total comprehensive income (loss)....                                                         (31.6)
Redemption of preferred stock........   (110.0)    --         --          --         --      (110.0)
Dividends and other transactions with
  stockholders.......................       --     --       46.3          --      (62.0)      (15.7)
                                       -------  -----   --------     -------    -------    --------
Balances as of December 31, 2007.....  $    --  $25.6   $4,071.6     $(333.3)   $ 522.5    $4,286.4
                                       =======  =====   ========     =======    =======    ========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows
                             (Amounts in millions)

                                                                           Years ended December 31,
                                                                       -------------------------------
                                                                          2007       2006       2005
                                                                       ---------  ---------  ---------
Cash flows from operating activities:
   Net income......................................................... $   323.7  $   359.6  $   270.6
   Adjustments to reconcile net income to net cash from operating activities:
       Net investments (gains) losses.................................      91.1       (3.1)       9.7
       Equity in net income of unconsolidated subsidiary..............     (19.1)        --         --
       Charges assessed to policyholders..............................    (349.5)    (295.2)    (303.5)
       Purchases of trading securities................................      (5.1)     (49.3)     (15.0)
       Amortization of fixed maturity discounts and premiums..........      (7.4)       0.3       14.7
       Acquisition costs deferred.....................................    (488.3)    (489.1)    (381.9)
       Amortization of deferred acquisition costs and intangibles.....     151.4      112.0      177.4
       Deferred income taxes..........................................     215.7      236.0      393.5
   Change in certain assets and liabilities:
       Accrued investment income and other assets.....................    (316.1)      32.5       (6.6)
       Insurance reserves.............................................     769.8      718.0      674.1
       Other liabilities and policy-related balances..................     (24.0)       2.4     (363.3)
                                                                       ---------  ---------  ---------
   Net cash from operating activities.................................     342.2      624.1      469.7
                                                                       ---------  ---------  ---------
Cash flows from investing activities:
   Proceeds from maturities and repayments of investments:
       Fixed maturities...............................................   2,419.7    2,627.8    1,536.3
       Commercial mortgage loans......................................     505.6      228.0      483.3
   Proceeds from sales of investments:
       Fixed maturities and equity securities.........................   1,477.1      950.7    2,595.4
   Purchases and originations of investments:
       Fixed maturities and equity securities.........................  (4,477.9)  (6,187.2)  (3,675.8)
       Commercial mortgage loans......................................    (692.1)    (461.4)    (611.8)
   Other invested assets, net.........................................    (148.2)     (12.0)      15.0
   Cash related to transfer of subsidiary to an affiliate.............     (27.0)        --         --
   Policy loans, net..................................................     (11.2)     (15.2)      (4.3)
                                                                       ---------  ---------  ---------
   Net cash from investing activities.................................    (954.0)  (2,869.3)     338.1
                                                                       ---------  ---------  ---------
Cash flows from financing activities:
   Proceeds from issuance of investment contracts.....................   4,582.0    5,237.1    2,394.8
   Redemption and benefit payments on investment contracts............  (4,450.9)  (4,047.0)  (3,502.1)
   Proceeds from secured borrowings from affiliate....................        --         --       30.1
   Proceeds from short-term borrowings and other, net.................     518.2      423.0      965.5
   Payments on short-term borrowings..................................    (522.4)    (394.4)    (997.9)
   Proceeds from issuance of non-recourse funding obligations.........     790.0    1,365.0      500.0
   Redemption of preferred stock......................................    (110.0)     (10.0)        --
   Dividends paid to stockholders.....................................      (2.5)    (459.7)    (125.6)
                                                                       ---------  ---------  ---------
   Net cash from financing activities.................................     804.4    2,114.0     (735.2)
                                                                       ---------  ---------  ---------
   Net change in cash and cash equivalents............................     192.6     (131.2)      72.6
Cash and cash equivalents at beginning of year........................     423.8      555.0      482.4
                                                                       ---------  ---------  ---------
Cash and cash equivalents at end of year.............................. $   616.4  $   423.8  $   555.0
                                                                       =========  =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 Years Ended December 31, 2007, 2006 and 2005

(1) Formation and Nature of Business

   (a) Formation

   Genworth Life and Annuity Insurance Company (the "Company," "GLAIC," "we," "us" or "our" unless the context otherwise requires) is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). Until March 12, 2007, our preferred shares were owned by an affiliate, Brookfield Life Assurance Company Limited. On March 12, 2007, we redeemed the remaining outstanding preferred shares for par value of $110.0 million and paid $2.5 million in dividends on the redeemed preferred shares. On April 30, 2007, the issued shares of preferred stock were retired.

   On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into GLAIC. GLAIC was the surviving entity. FHL and FCL were both stock life insurance companies operating under charters granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers. The accompanying financial information has been presented as if the mergers had been effective for all periods and were accounted for as a pooling of interests for entities under common control as the Company, FHL and FCL were all wholly-owned subsidiaries of Genworth.

   Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY, with GLICNY being the surviving entity. For periods beginning after December 31, 2006, AML is not included in our consolidated financial statements.

   On January 1, 2007, we transferred assets of $1,377.2 million, including cash and cash equivalents of $27.0 million, and liabilities of $1,091.2 million of AML to GLICNY in exchange for an investment in GLICNY of $334.4 million, representing a 34.5% investment in GLICNY. Additionally, $2.1 million was recorded related to unrealized investment gains and derivative items in equity related to the transfer. The transfer was recorded at book value as the entities were under common control, and accordingly, the difference of $46.3 million between the book value of AML and the investment in GLICNY was recorded as additional paid-in capital. Our investment in GLICNY is recorded under the equity method of accounting. As of December 31, 2007, the carrying value of our investment in GLICNY was $346.5 million and was included in other invested assets.

   The accompanying consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries which include Assigned Settlement, Inc., GNWLAAC Real Estate Holding, LLC, AML, Jamestown Life Insurance Company, River Lake Insurance Company ("River Lake I"), River Lake Insurance Company II ("River Lake II"), River Lake Insurance Company III ("River Lake III"), River Lake Insurance Company IV Limited ("River Lake IV"), River Lake Insurance Company V ("River Lake V") and Rivermont Life Insurance Company I ("Rivermont I").

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   (b) Nature of Business

   We have two segments: (i) Protection and (ii) Retirement Income and Institutional.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are term life insurance, universal life insurance, interest-sensitive whole life insurance and Medicare supplement insurance.

   Retirement Income and Institutional contracts include fixed and variable immediate and deferred individual annuities, variable life insurance products, funding agreements backing notes ("FABNs"), funding agreements and guaranteed investment contracts ("GICs"). In 2006, we decided to discontinue the sale of structured settlement annuities.

   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and specialized brokers) and dedicated sales specialists (affiliated networks of both accountants and personal financial advisors). We also distribute a limited number of products through a direct sales force and defined contribution plan record keepers.

(2) Summary of Significant Accounting Policies

   Our consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All significant intercompany accounts and transactions have been eliminated in consolidation. In 2007, we elected to report separately our liabilities for future policy benefits and policyholder account balances in our consolidated balance sheets. Therefore, the respective prior year amounts have been reclassified to conform to the current year presentation. Additionally, during 2007, an immaterial error related to the classification of certain 2006 expense amounts was identified. This immaterial error resulted in a reclassification between acquisition and operating expenses, net of deferrals, and amortization of deferred acquisition costs and intangibles of $27.9 million. The immaterial reclassification had no impact on total benefits and expenses, on net income or on deferred acquisition costs.

   (a) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due. For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues, but rather as deposits, and are included in liabilities for policyholder account balances.

   (b) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Investment gains and losses are calculated on the basis of specific identification.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

   (c) Policy Fees and Other Income

   Policy fees and other income consist primarily of insurance charges assessed on universal life insurance contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance are recognized as revenue when due. Variable product fees are charged to variable annuity contractholders and variable life insurance policyholders based upon the daily net assets of the contractholder's and policyholder's account values, respectively, and are recognized as revenue when charged. Surrender fees are recognized as income when the contract or policy is surrendered.

   (d) Investment Securities

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities is comprised primarily of investment grade registered securities traded in markets where estimates of fair values are readily obtained from independent pricing sources. For our less liquid securities, such as privately placed securities, we employ alternative valuation methods commonly used in the financial services industry to estimate fair value. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income. Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets.

   As of each balance sheet date, we evaluate securities holdings in an unrealized loss position. Where we do not expect full recovery of value or do not intend to hold such securities until they have fully recovered their carrying value, based on the circumstances present at the date of evaluation, we record the unrealized loss in income. When there has been an adverse change in underlying cash flows on lower quality securities holdings that represent an interest in securitized financial assets, we record the unrealized loss in income.

   (e) Commercial Mortgage Loans

   Commercial mortgage loans are generally stated at principal amounts outstanding, net of deferred expenses and allowance for loan loss. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on an effective yield basis over the term of the loan. Impaired loans are generally carried on a non-accrual status. Loans are ordinarily placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The allowance for loan losses is maintained at a level that management determines is adequate to absorb estimated probable incurred losses in the loan portfolio. Management's evaluation process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements.

   All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. Additions and reductions are made to the allowance through periodic provisions or benefits to net investment gains (losses).

   (f) Securities Lending Activity

   We engage in certain securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities in the consolidated balance sheets. Cash and non-cash collateral, such as a security, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The fair value of collateral held was $152.4 million and $84.9 million as of December 31, 2007 and 2006, respectively. As of December 31, 2007 and 2006, we had no non-cash collateral. As of December 31, 2007 and 2006, the fair value of securities pledged under the securities lending program was $146.2 million and $81.3 million, respectively, and was included in fixed maturity securities in our consolidated balance sheets.

   (g) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

   (h) Deferred Acquisition Costs

   Acquisition costs include costs which vary with, and are primarily related to, the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapses or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and for investment and universal life insurance products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions based on experience studies.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. For the years ended December 31, 2007, 2006 and 2005, no charges to income were recorded as a result of our DAC recoverability testing.

   (i) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2007, 2006 and 2005, no charges to income were recorded as a result of our PVFP recoverability testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed five years.

   (j) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value. We use discounted cash flows and other valuation techniques to establish fair values. There was no goodwill impairment charge recorded in 2007 or in 2006. Based on the results of our testing, we recorded a goodwill impairment charge of $57.5 million in 2005.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   (k) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance assumed contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

   (l) Derivatives

   Derivative financial instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets; (iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting according to Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is probable that the forecasted transaction will not occur.

   We designate and account for the following as cash flow hedges when they have met the effectiveness requirements of SFAS No. 133: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; and (iii) other instruments to hedge the cash flows of various other forecasted transactions.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of other comprehensive income. The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the consolidated balance sheets at its fair value, and gains and losses that were accumulated in other comprehensive income are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in other comprehensive income are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

   We designate and account for the following as fair value hedges when they have met the effectiveness requirements of SFAS No. 133: (i) various types of interest rate swaps to convert fixed rate investments to floating rate investments; (ii) various types of interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (iii) other instruments to hedge various other fair value exposures of investments.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried on the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheets at fair value, with changes in fair value recognized in the current period in income.

   (m) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life insurance policyholders. We assess mortality and expense risk fees and administration charges on the assets allocated to the separate accounts. The separate account assets are carried at fair value and are equal to the liabilities that represent the contractholders' and policyholders' equity in those assets.

   (n) Insurance Reserves

   Future Policy Benefits

   We account for the liability for future policy benefits in accordance with SFAS No. 60, Accounting and Reporting by Insurance Enterprises. We include insurance-type contracts, such as traditional life insurance in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   Policyholder Account Balances

   We account for the liability for policyholder account balances in accordance with SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   (o) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of:
(a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

   (p) Income Taxes

   We account for income taxes in accordance with SFAS No. 109, Accounting for Income Taxes. The deferred tax assets and/or liabilities are determined by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock to Genworth, we were included in the consolidated federal income tax return of General Electric ("GE"). During this period, we were subject to a tax-sharing arrangement that allocated tax on a separate company basis, but provided benefit for current utilization of losses and credits.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   Subsequent to the transfer of our outstanding capital stock to Genworth, we filed a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax-sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

   We are party to an assumption agreement with our indirect parent company, GNA Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. The Company recognizes the corresponding amount as a change in stockholders' equity since the liability for the contingency is assumed by GNA.

   (q) Accounting Changes

   Accounting for Uncertainty in Income Taxes

   On January 1, 2007, we adopted FASB Interpretation ("FIN") No. 48, Accounting for Uncertainty in Income Taxes. This guidance clarifies the criteria that must be satisfied to recognize the financial statement benefit of a position taken in our tax returns. The criteria for recognition in the consolidated financial statements set forth in FIN No. 48 require an affirmative determination that it is more likely than not, based on a tax position's technical merits, that we are entitled to the benefit of that position.

   Upon adoption of FIN No. 48 on January 1, 2007, the total amount of unrecognized tax benefits was $74.3 million, of which, $53.3 million, if recognized, would affect the effective tax rate.

   Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts

   On January 1, 2007, we adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. This statement provides guidance on accounting for deferred acquisition costs and other balances on an internal replacement, defined broadly as a modification in product benefits, features, rights or coverages that occurs by the exchange of an existing contract for a new contract, or by amendment, endorsement or rider to an existing contract, or by the election of a benefit, feature, right or coverage within an existing contract. The adoption of SOP 05-1 had no impact on our consolidated results of operations and financial position.

   Accounting for Certain Hybrid Financial Instruments

   As of January 1, 2006, we adopted SFAS No. 155, Accounting for Certain Hybrid Financial Instruments. SFAS No. 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SFAS No. 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS No. 155: (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS No. 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iii) clarifies that

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. Adoption of SFAS No. 155 did not have a material impact on our consolidated financial statements.

   (r) Accounting Pronouncements Not Yet Adopted

   In September 2006, FASB issued SFAS No. 157, Fair Value Measurements. This statement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 is effective for us on January 1, 2008. The adoption of SFAS No. 157 will not have a material impact on our consolidated financial statements. During December 2007, the FASB issued FASB Staff Position ("FSP") FAS 157-2, which amends SFAS No. 157 to allow an entity to delay the application of this statement until January 1, 2009 for certain non-financial assets and liabilities. We expect to elect the partial adoption of SFAS No. 157 under the provisions of the FSP for fair value measurements used in the impairment testing of goodwill and indefinite-lived intangible assets and eligible non-financial assets and liabilities included within a business combination. The FASB also issued proposed FSP FAS 157-c in January 2008 that would amend SFAS No. 157 to clarify the principles on fair value measurement of liabilities. Management is monitoring the status of these proposed FSPs for any impact on our consolidated financial statements.

   In February 2007, FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. This statement provides an option, on specified election dates, to report selected financial assets and liabilities, including insurance contracts, at fair value. Subsequent changes in fair value for designated items will be reported in earnings in the current period. SFAS No. 159 is effective for us on January 1, 2008. The adoption of SFAS No. 159 will not impact our consolidated financial statements, as no items will be elected for measurement at fair value upon initial adoption. Subsequent to initial adoption, we will evaluate eligible financial assets and liabilities on their election dates. Any future elections made under this standard would be disclosed in accordance with the provisions outlined in the statement.

   In December 2007, FASB issued SFAS No. 141R, Business Combinations. This statement establishes principles and requirements for how an acquirer recognizes and measures certain items in a business combination, as well as disclosures about the nature and financial effects of a business combination. SFAS No. 141R will be effective for us on January 1, 2009 and will be applied to business combinations for which the acquisition date is on or after the effective date. We do not expect SFAS No. 141R to have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


(3) Investments

   (a) Net Investment Income

   Sources of net investment income for the years ended December 31 were as follows:

(Amounts in millions)                                  2007      2006      2005
---------------------                                --------  --------  --------
Fixed maturity securities--taxable.................. $  928.0  $  864.9  $  798.9
Fixed maturity securities--non-taxable..............       --        --       0.1
Commercial mortgage loans...........................    183.8     184.0     172.1
Equity securities...................................      3.9       0.8       1.5
Other investments...................................     71.0      58.7      35.2
Policy loans........................................     28.2      30.1      29.4
                                                     --------  --------  --------
   Gross investment income before expenses and fees.  1,214.9   1,138.5   1,037.2
Expenses and fees...................................    (25.0)    (21.6)    (18.6)
                                                     --------  --------  --------
   Net investment income............................ $1,189.9  $1,116.9  $1,018.6
                                                     ========  ========  ========

   (b) Net Investment Gains (Losses)

   Net investment gains (losses) for the years ended December 31 were as follows:

      (Amounts in millions)                        2007    2006    2005
      ---------------------                       ------  ------  ------
      Available-for-sale securities:
         Realized gains on sale.................. $  9.8  $ 24.7  $ 33.7
         Realized losses on sale.................  (30.2)  (25.7)  (15.5)
      Impairments................................  (62.4)   (0.5)  (27.9)
      Derivative instruments.....................   (3.8)    5.7      --
      Net unrealized losses on trading securities   (2.6)   (1.1)     --
      Commercial mortgage loan loss reserve......   (1.9)     --      --
                                                  ------  ------  ------
         Net investments gains (losses).......... $(91.1) $  3.1  $ (9.7)
                                                  ======  ======  ======

   Derivative instruments primarily consist of changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments. Effective April 1, 2006, we began classifying changes in fair value of these derivative items as net investment gains (losses). These items were previously included as a component of net investment income, interest credited and benefits and other changes in policy reserves. The amount of these derivative items in prior periods that were included in the aforementioned categories was not material.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   (c) Unrealized Investment Gains and Losses

   Net unrealized gains and losses on investment securities classified as available-for-sale and other invested assets are reduced by deferred income taxes and adjustments to PVFP and DAC that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income (loss) as of December 31 were as follows:

(Amounts in millions)                                                            2007    2006    2005
---------------------                                                          -------  ------  ------
Net unrealized gains (losses) on investment securities:
   Fixed maturity securities.................................................. $(508.1) $ 69.0  $182.2
   Equity securities..........................................................     3.5     1.2     6.1
   Restricted other invested assets...........................................   (15.3)   (6.8)   (3.5)
   Other invested assets--investment in unconsolidated subsidiary.............   (10.5)     --      --
                                                                               -------  ------  ------
       Subtotal...............................................................  (530.4)   63.4   184.8
                                                                               -------  ------  ------
Adjustments to present value of future profits and deferred acquisitions costs    12.3   (30.2)  (55.7)
Deferred income taxes, net....................................................   179.9   (11.5)  (45.0)
                                                                               -------  ------  ------
Net unrealized investment gains (losses)...................................... $(338.2) $ 21.7  $ 84.1
                                                                               =======  ======  ======

   The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) for the years ended December 31 was as follows:

(Amounts in millions)                                                                  2007     2006     2005
---------------------                                                                -------  -------  -------
Net unrealized investment gains (losses) as of January 1............................ $  21.7  $  84.1  $ 200.9
                                                                                     -------  -------  -------
Unrealized gains (losses) arising during the period:
   Unrealized gains (losses) on investment securities...............................  (673.8)  (122.5)  (235.0)
   Adjustment to deferred acquisition costs.........................................    14.8      4.7      6.1
   Adjustment to present value of future profits....................................    27.7     20.8     42.6
   Provision for deferred income taxes..............................................   219.4     33.5     63.2
                                                                                     -------  -------  -------
       Changes in unrealized gains (losses) on investment securities................  (411.9)   (63.5)  (123.1)
Reclassification adjustments to net investment (gains) losses, net of deferred taxes
  of $(28.0), $(0.5) and $(3.4).....................................................    52.0      1.1      6.3
                                                                                     -------  -------  -------
Net unrealized investment gains (losses) as of December 31.......................... $(338.2) $  21.7  $  84.1
                                                                                     =======  =======  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   (d) Fixed Maturity and Equity Securities

   As of December 31, 2007, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                                      Gross      Gross
                                                        Amortized   unrealized unrealized Estimated
(Amounts in millions)                                  cost or cost   gains      losses   fair value
---------------------                                  ------------ ---------- ---------- ----------
Fixed maturity securities:
   U.S. government, agencies and government sponsored
     entities.........................................  $   189.3     $ 18.0    $  (0.1)  $   207.2
   Government--non U.S................................      293.0       28.1       (1.4)      319.7
   U.S. corporate.....................................    6,983.1       99.6     (207.3)    6,875.4
   Corporate--non U.S.................................    1,881.6        9.5      (79.7)    1,811.4
   Mortgage and asset-backed..........................    6,398.4       25.7     (400.5)    6,023.6
                                                        ---------     ------    -------   ---------
       Total fixed maturity securities................   15,745.4      180.9     (689.0)   15,237.3
Equity securities.....................................       60.5        3.6       (0.1)       64.0
                                                        ---------     ------    -------   ---------
       Total available-for-sale securities............  $15,805.9     $184.5    $(689.1)  $15,301.3
                                                        =========     ======    =======   =========

   As of December 31, 2006, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                                      Gross      Gross
                                                        Amortized   unrealized unrealized Estimated
(Amounts in millions)                                  cost or cost   gains      losses   fair value
---------------------                                  ------------ ---------- ---------- ----------
Fixed maturity securities:
   U.S. government, agencies and government sponsored
     entities.........................................  $   205.0     $ 13.3    $  (0.3)  $   218.0
   Government--non U.S................................      276.3       31.4       (0.1)      307.6
   U.S. corporate.....................................    7,127.5      138.3      (91.3)    7,174.5
   Corporate--non U.S.................................    1,678.3       17.9      (25.3)    1,670.9
   Mortgage and asset-backed..........................    6,606.6       26.6      (41.5)    6,591.7
                                                        ---------     ------    -------   ---------
       Total fixed maturity securities................   15,893.7      227.5     (158.5)   15,962.7
Equity securities.....................................       34.6        1.6       (0.4)       35.8
                                                        ---------     ------    -------   ---------
       Total available-for-sale securities............  $15,928.3     $229.1    $(158.9)  $15,998.5
                                                        =========     ======    =======   =========

   As of each balance sheet date, we evaluate securities holdings in an unrealized loss position. Where we do not expect full recovery of value or do not intend to hold such securities until they have fully recovered their carrying value, based on the circumstances present at the date of evaluation, we record the unrealized loss in income. When there has been an adverse change in underlying cash flows on lower quality securities holdings that represent an interest in securitized financial assets, we record the unrealized loss in income.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. We measure impairment charges based upon the difference between the book value of a security and its fair value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which the intent to hold the securities to recovery no longer exists. The aggregate fair value of securities sold at a loss during the twelve months ended December 31, 2007 was $1,334.6 million, which was approximately 97.5% of book value.

   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2007:

                                               Less Than 12 Months               12 Months or More
                                         -------------------------------- --------------------------------
                                                      Gross                            Gross
                                         Estimated  unrealized    # of    Estimated  unrealized    # of
(Dollar amounts in millions)             fair value   losses   securities fair value   losses   securities
----------------------------             ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturity securities:
   U.S. government, agencies and
     government sponsored entities......  $   16.7   $  (0.1)        2     $     --   $    --       --
   Government--non U.S..................      26.1      (1.4)       19           --        --       --
   U.S. corporate.......................   2,512.4    (114.3)      352      1,313.9     (93.0)     242
   Corporate--non U.S...................     977.7     (48.9)      124        416.1     (30.8)      70
   Asset-backed.........................   2,271.2    (184.7)      281        873.9     (59.5)     106
   Mortgage-backed......................   1,613.6    (106.7)      289        463.3     (49.6)     127
                                          --------   -------     -----     --------   -------      ---
   Subtotal, fixed maturity securities..   7,417.7    (456.1)    1,067      3,067.2    (232.9)     545
Equity securities.......................        --        --        --          0.8      (0.1)       2
                                          --------   -------     -----     --------   -------      ---
Total temporarily impaired securities...  $7,417.7   $(456.1)    1,067     $3,068.0   $(233.0)     547
                                          ========   =======     =====     ========   =======      ===
% Below cost--fixed maturity securities:
   (less than)20% Below cost............  $7,210.4   $(308.9)      990     $2,991.2   $(183.9)     509
   20-50% Below cost....................     172.2     (94.9)       54         69.5     (33.3)      28
   (greater than)50% Below cost.........      35.1     (52.3)       23          6.5     (15.7)       8
                                          --------   -------     -----     --------   -------      ---
   Total fixed maturity securities......   7,417.7    (456.1)    1,067      3,067.2    (232.9)     545
                                          --------   -------     -----     --------   -------      ---
% Below cost--equity securities:
   (less than)20% Below cost............        --        --        --          0.8      (0.1)       2
                                          --------   -------     -----     --------   -------      ---
   Total equity securities..............        --        --        --          0.8      (0.1)       2
                                          --------   -------     -----     --------   -------      ---
Total temporarily impaired securities...  $7,417.7   $(456.1)    1,067     $3,068.0   $(233.0)     547
                                          ========   =======     =====     ========   =======      ===

Investment grade........................  $7,129.5   $(442.2)      982     $2,963.5   $(219.4)     508
Below investment grade..................     288.2     (13.9)       85        104.5     (13.6)      39
                                          --------   -------     -----     --------   -------      ---
Total temporarily impaired securities...  $7,417.7   $(456.1)    1,067     $3,068.0   $(233.0)     547
                                          ========   =======     =====     ========   =======      ===

   The investment securities in an unrealized loss position as of December 31, 2007 consisted of 1,614 securities accounting for unrealized losses of $689.1 million. Of these unrealized losses, 96.0% were investment grade (rated AAA through BBB-) and 71.5% were less than 20% below cost. The amount of the unrealized loss on these securities was primarily attributable to a generally higher interest rate environment including the widening of credit spreads as investors sought higher compensation for the assumption of market risk during 2007.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   For the fixed maturity securities in an unrealized loss position as of December 31, 2007, nine securities were below cost 20% or more and below investment grade (rated BB+ and below) for twelve months or more with $6.0 million in unrealized losses. For equity securities in an unrealized loss position as of December 31, 2007, none were below cost 20% or more or below investment grade (rated BB+ and below) for twelve months or more.

   As of December 31, 2007, we expect these investments to continue to perform in accordance with their original contractual terms and we have the ability and intent to hold these investment securities until the recovery of the fair value up to the cost of the investment, which may be maturity. Accordingly, we do not consider these investments to be other-than-temporarily impaired as of December 31, 2007. However, from time to time, we may sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield enhancement and liquidity requirements.

   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2006:

                                               Less Than 12 Months               12 Months or More
                                         -------------------------------- --------------------------------
                                                      Gross                            Gross
                                         Estimated  unrealized    # of    Estimated  unrealized    # of
(Dollar amounts in millions)             fair value   losses   securities fair value   losses   securities
----------------------------             ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturity securities:
   U.S. government, agencies and
     government sponsored entites.......  $   14.0    $ (0.2)       4      $    5.6   $  (0.1)       5
   Government--non U.S..................        --        --       --           5.5      (0.1)       6
   U.S. corporate.......................   1,554.1     (24.3)     265       1,835.4     (67.0)     413
   Corporate--non U.S...................     335.9      (4.8)      70         521.3     (20.5)     102
   Asset-backed.........................     558.3      (1.3)      98         714.4     (13.4)      73
   Mortgage-backed......................     536.9      (2.6)     107         821.7     (24.2)     203
                                          --------    ------      ---      --------   -------      ---
   Subtotal, fixed maturity securities..   2,999.2     (33.2)     544       3,903.9    (125.3)     802
Equity securities.......................        --        --       --           1.9      (0.4)       9
                                          --------    ------      ---      --------   -------      ---
Total temporarily impaired securities...  $2,999.2    $(33.2)     544      $3,905.8   $(125.7)     811
                                          ========    ======      ===      ========   =======      ===
% Below cost--fixed maturity securities:
   (less than)20% Below cost............  $2,999.2    $(33.2)     544      $3,902.2   $(124.6)     800
   20-50% Below cost....................        --        --       --           1.7      (0.7)       2
                                          --------    ------      ---      --------   -------      ---
   Total fixed maturity securities......   2,999.2     (33.2)     544       3,903.9    (125.3)     802
                                          ========    ======      ===      ========   =======      ===
% Below cost--equity maturities:
   (less than)20% Below cost............        --        --       --           1.9      (0.2)       8
   (greater than)50% Below cost.........        --        --       --            --      (0.2)       1
                                          --------    ------      ---      --------   -------      ---
   Total equity maturities..............        --        --       --           1.9      (0.4)       9
                                          --------    ------      ---      --------   -------      ---
Total temporarily impaired securities...  $2,999.2    $(33.2)     544      $3,905.8   $(125.7)     811
                                          ========    ======      ===      ========   =======      ===

Investment grade........................  $2,880.4    $(30.5)     505      $3,755.9   $(117.6)     749
Below investment grade..................     118.8      (2.7)      39         148.7      (7.9)      54
Not Rated...............................        --        --       --           1.2      (0.2)       8
                                          --------    ------      ---      --------   -------      ---
Total temporarily impaired securities...  $2,999.2    $(33.2)     544      $3,905.8   $(125.7)     811
                                          ========    ======      ===      ========   =======      ===

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The scheduled maturity distribution of fixed maturity securities as of December 31, 2007 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Amortized cost Estimated
        (Amounts in millions)                     or cost     fair value
        ---------------------                  -------------- ----------
        Due in one year or less...............   $   485.1    $   484.4
        Due after one year through five years.     2,523.7      2,530.4
        Due after five years through ten years     2,355.3      2,302.8
        Due after ten years...................     3,982.9      3,896.1
                                                 ---------    ---------
           Subtotal...........................     9,347.0      9,213.7
        Mortgage and asset-backed.............     6,398.4      6,023.6
                                                 ---------    ---------
           Total..............................   $15,745.4    $15,237.3
                                                 =========    =========

   As of December 31, 2007, $1,722.0 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2007, securities issued by finance and insurance, utilities and energy, and consumer--non cyclical industry groups represented approximately 31.0%, 18.6% and 12.1% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2007, we did not hold any fixed maturity securities which individually exceeded 10% of stockholders' equity.

   As of December 31, 2007 and 2006, $8.2 million and $18.0 million, respectively, of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of the dates indicated:

                                                                        December 31,
                                                     --------------------------------------------------
                                                               2007                      2006
                                                     ------------------------  ------------------------
(Amounts in millions)                                Carrying value % of total Carrying value % of total
---------------------                                -------------- ---------- -------------- ----------
Property Type
Office..............................................    $  850.6       28.6%      $  802.3       27.4%
Industrial..........................................       769.9       25.9          854.7       29.3
Retail..............................................       747.4       25.2          707.5       24.2
Apartments..........................................       315.9       10.6          271.0        9.3
Hotel...............................................       254.1        8.5          174.4        6.0
Mixed use/other.....................................        34.8        1.2          111.4        3.8
                                                        --------      -----       --------      -----
   Total principal balance..........................     2,972.7      100.0%       2,921.3      100.0%
                                                                      =====                     =====
   Unamortized balance of loan origination fees and
     costs..........................................         2.3                       1.1
   Allowance for losses.............................        (6.9)                     (5.3)
                                                        --------                  --------
   Total............................................    $2,968.1                  $2,917.1
                                                        ========                  ========

                                                                        December 31,
                         -                           --------------------------------------------------
                                                               2007                      2006
                         -                           ------------------------  ------------------------
(Amounts in millions)                                Carrying value % of total Carrying value % of total
---------------------                                -------------- ---------- -------------- ----------
Geographic Region
South Atlantic......................................    $  873.6       29.4%      $  722.7       24.7%
Pacific.............................................       739.7       24.9          804.7       27.6
Middle Atlantic.....................................       390.4       13.1          344.1       11.8
East North Central..................................       312.3       10.5          351.5       12.0
Mountain............................................       187.8        6.3          278.6        9.5
West North Central..................................       143.0        4.8          167.1        5.7
East South Central..................................       108.1        3.6          100.9        3.5
New England.........................................       120.4        4.1           55.5        1.9
West South Central..................................        97.4        3.3           96.2        3.3
                                                        --------      -----       --------      -----
   Total principal balance..........................     2,972.7      100.0%       2,921.3      100.0%
                                                                      =====                     =====
   Unamortized balance of loan origination fees and
     costs..........................................         2.3                       1.1
   Allowance for losses.............................        (6.9)                     (5.3)
                                                        --------                  --------
   Total............................................    $2,968.1                  $2,917.1
                                                        ========                  ========

   For the years ended December 31, 2007 and 2006, we originated $66.4 million and $120.4 million, respectively, of mortgages secured by real estate in California, which represents 9.6% and 18.6%, respectively, of our total originations for those years.

   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   Under these principles, we have two types of "impaired" loans: loans requiring specific allowances for losses (none as of December 31, 2006) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($0.8 million as of December 31, 2006). There were no impaired loans for 2007. Non-income producing commercial mortgage loans were $0.0 million and $0.8 million as of December 31, 2007 and 2006, respectively.

   The following table presents the activity in the allowance for losses during the years ended December 31:

            (Amounts in millions)               2007   2006   2005
            ---------------------              -----  -----  -----
            Balance as of January 1........... $ 5.3  $11.0  $15.9
            Provision (release)...............   1.9   (5.7)  (2.3)
            Transfer of AML...................  (0.3)    --     --
            Amounts written off and reductions    --     --   (2.6)
                                               -----  -----  -----
            Balance as of December 31......... $ 6.9  $ 5.3  $11.0
                                               =====  =====  =====

   During 2006, we reduced our reserve for commercial loan losses from $11.0 million to $5.3 million reflecting continued strong credit performance in this portfolio. During 2005, we refined our process for estimating credit losses in our commercial mortgage loan portfolio. As a result of this adjustment, we released $2.3 million of commercial mortgage loan reserves to net investment income in the fourth quarter of 2005.

   (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of the dates indicated:

                                                           December 31,
                                        --------------------------------------------------
                                                  2007                      2006
                                        ------------------------  ------------------------
(Amounts in millions)                   Carrying value % of total Carrying value % of total
---------------------                   -------------- ---------- -------------- ----------
Restricted other invested assets.......    $  399.8       27.8%       $429.8        58.1%
Investment in unconsolidated subsidiary       346.5       24.1            --          --
Limited partnerships...................       262.3       18.2         103.0        13.9
Derivatives............................       213.3       14.9          45.3         6.1
Securities lending collateral..........       152.4       10.6          84.9        11.5
Trading securities.....................        62.3        4.3          62.3         8.4
Short-term investments.................          --         --          12.0         1.6
Other investments......................         0.9        0.1           2.9         0.4
                                           --------      -----        ------       -----
   Total other invested assets.........    $1,437.5      100.0%       $740.2       100.0%
                                           ========      =====        ======       =====

   Restricted other invested assets

   On August 19, 2005, we transferred approximately $499.0 million of investment securities to an affiliated special purpose entity ("SPE") whose sole purpose is to securitize these investment securities and issue secured notes (the "Secured Notes") to various affiliated companies. The securitized investments are owned in their entirety by the SPE and are not available to satisfy the claims of our creditors. However, we are entitled to principal and interest payments made on the Secured Notes we hold. Under U.S. GAAP, the transaction is accounted for as a secured borrowing. Accordingly, the Secured Notes are included within our consolidated

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

financial statements as available-for-sale fixed maturity securities and the liability equal to the proceeds received upon transfer has been included in other liabilities. Additionally, the investment securities transferred are included in other invested assets and are shown as restricted assets.

   As of December 31, 2007, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our restricted other invested assets were as follows:

                                           Amortized   Gross      Gross
                                             cost    unrealized unrealized Estimated
(Amounts in millions)                       or cost    gains      losses   fair value
---------------------                      --------- ---------- ---------- ----------
Fixed maturity securities:
Foreign other.............................  $377.0      $0.7      $(16.1)    $361.6
U.S. corporate............................    38.1       0.4        (0.3)      38.2
                                            ------      ----      ------     ------
   Total restricted other invested assets.  $415.1      $1.1      $(16.4)    $399.8
                                            ======      ====      ======     ======

   As of December 31, 2006, the amortized cost or cost, gross unrealized gains (losses) and estimated fair value of our restricted other invested assets were as follows:

                                           Amortized   Gross      Gross
                                             cost    unrealized unrealized Estimated
(Amounts in millions)                       or cost    gains      losses   fair value
---------------------                      --------- ---------- ---------- ----------
Fixed maturity securities:
Foreign other.............................  $395.5      $1.8      $(8.5)     $388.8
U.S. corporate............................    41.1       0.4       (0.5)       41.0
                                            ------      ----      -----      ------
   Total restricted other invested assets.  $436.6      $2.2      $(9.0)     $429.8
                                            ======      ====      =====      ======

   The scheduled maturity distribution of the restricted other invested assets as of December 31, 2007 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                   Amortized
                                                     cost    Estimated
        (Amounts in millions)                       or cost  fair value
        ---------------------                      --------- ----------
        Due in one year or less...................  $ 10.0     $ 10.0
        Due after one year through five years.....   163.6      158.8
        Due after five years through ten years....   194.9      186.4
        Due after ten years.......................    46.6       44.6
                                                    ------     ------
           Total restricted other invested assets.  $415.1     $399.8
                                                    ======     ======

   As of December 31, 2007, $71.4 million of our restricted other invested assets were subject to certain call provisions.

   As of December 31, 2007, we did not hold any restricted other invested assets which individually exceeded 10% of stockholders' equity.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


(4) Derivative Instruments

   Our business activities routinely deal with fluctuations in interest rates and other asset prices. We use derivative financial instruments to mitigate or eliminate certain of these risks. We follow strict policies for managing each of these risks, including prohibition on derivatives market-making, speculative derivatives trading or other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or eliminate these risks.

   Certain derivative instruments are designated as cash flow hedges under SFAS No. 133. In accordance with SFAS No. 133, the changes in fair value of these instruments are recorded as a component of other comprehensive income. The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholders' equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(Amounts in millions)                                                            2007   2006   2005
---------------------                                                           -----  -----  -----
Derivatives qualifying as effective accounting hedges as of January 1.......... $ 0.3  $ 0.9  $ 2.9
Current period decreases in fair value, net of deferred taxes of $0.0, $0.0 and
  $0.4.........................................................................   4.7     --    0.7
Reclassification to net income, net of deferred taxes of $0.0, $0.3 and
  $1.5.........................................................................  (0.1)  (0.6)  (2.7)
                                                                                -----  -----  -----
Derivatives qualifying as effective accounting hedges as of December 31........ $ 4.9  $ 0.3  $ 0.9
                                                                                =====  =====  =====

   The $4.9 million, net of taxes, recorded in stockholders' equity as of December 31, 2007 is expected to be reclassified to future income, concurrently with, and primarily offsetting changes in interest expense and interest income on floating-rate instruments and interest income on future fixed-rate bond purchases. Of this amount, $0.1 million, net of income taxes, is expected to be reclassified to income in the year ending December 31, 2008. Actual amounts may vary from this amount as a result of market conditions. No amounts were reclassified to income during the years ended December 31, 2007, 2006 or 2005 in connection with forecasted transactions that were no longer considered probable of occurring.

   Positions in derivative instruments

   The fair value of derivative instruments is based upon either market quotations or pricing valuation models which utilize independent third-party data as input. The following table sets forth our positions in derivative instruments and the estimated fair values as of the dates indicated:

                                            December 31,
                       -------------------------------------------------------
                                  2007                        2006
           -           --------------------------- ---------------------------
                       Notional                    Notional
 (Amounts in millions)  value   Assets Liabilities  value   Assets Liabilities
 --------------------- -------- ------ ----------- -------- ------ -----------
 Interest rate swaps.. $2,513.7 $ 73.8    $24.4    $1,303.1 $13.8     $6.4
 Equity index options.    877.6  115.6       --       271.9  16.4       --
 Limited guarantee....    250.0   23.9       --       250.0  15.1       --
 Financial futures....     12.5     --       --        18.5    --       --
                       -------- ------    -----    -------- -----     ----
    Total derivatives. $3,653.8 $213.3    $24.4    $1,843.5 $45.3     $6.4
                       ======== ======    =====    ======== =====     ====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The fair value of derivatives in a gain position was recorded in other invested assets and the fair value of derivatives in a loss position was recorded in other liabilities. As of December 31, 2007 and 2006, the fair value of derivatives includes $150.9 million and $35.7 million, respectively, recorded in other invested assets and $14.5 million and $4.2 million, respectively, recorded in other liabilities related to derivatives that do not qualify for hedge accounting.

   Genworth provided a limited parental guarantee to Rivermont I which is accounted for as a derivative under SFAS No. 133 and carried at fair value. This derivative does not qualify for hedge accounting and therefore changes in fair value are reported in net investment gains (losses) in the consolidated statements of income. As of December 31, 2007 and 2006, the fair value of this derivative was $23.9 million and $15.1 million, respectively, and was recorded in other invested assets.

   Income effects of derivatives

   In the context of hedging relationships, "effectiveness" refers to the degree to which fair value changes in the hedging instrument offset corresponding fair value changes in the hedged item attributable to the risk being hedged. Certain elements of hedge positions cannot qualify for hedge accounting whether effective or not, and must therefore be marked to market through income. Time value of purchased options is the most common example of such elements in instruments we use. The ineffectiveness reported in the fair value of hedge positions for the twelve months ended December 31, 2007, 2006 and 2005 was not material. There were no amounts excluded from the measure of effectiveness in the twelve months ended December 31, 2007, 2006 and 2005 related to the hedge of future cash flows.

   We hold certain derivative instruments that do not qualify for hedge accounting. The changes in fair value of these instruments are recognized currently in income. For the years ended December 31, 2007, 2006 and 2005, the effect on pre-tax income (loss) was $30.2 million, $(2.3) million and $3.3 million, respectively.

   Derivative counterparty credit risk

   We manage derivative counterparty credit risk on an individual counterparty basis, which means that gains and losses are netted for each counterparty to determine the amount at risk. When a counterparty exceeds credit exposure limits in terms of amounts owed to us, typically as the result of changes in market conditions, no additional transactions are executed until the exposure with that counterparty is reduced to an amount that is within the established limit. The swaps that are executed under master swap agreements contain mutual credit downgrade provisions that provide the ability to require assignment or replacement in the event either party's unsecured debt rating is downgraded below Moody's "Baa" or S&P's "BBB." If the downgrade provisions had been triggered as of December 31, 2007, we could have been required to disburse up to $4.2 million and claim up to $193.1 million from counterparties. This represents the net fair value of losses and gains by counterparty. As of December 31, 2007 and 2006, net fair value gains for each counterparty were $193.1 million and $26.2 million, respectively. As of December 31, 2007 and 2006, net fair value losses for each counterparty were $4.2 million and $2.4 million, respectively.

   Swaps and purchased options with contractual maturities longer than one year are conducted within our credit policy constraints. Our policy permits us to enter into derivative transactions with counterparties rated "A2" by Moody's and "A" by S&P if the agreements governing such transactions require us and the counterparties to provide collateral in certain circumstances.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


(5) Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended
December 31:

(Amounts in millions)                                         2007      2006      2005
---------------------                                       --------  --------  --------
Unamortized balance as of January 1........................ $2,668.1  $2,162.4  $1,833.8
   Costs deferred..........................................    488.3     489.1     381.9
   Amortization, net of interest accretion.................    (97.8)    (49.6)    (53.3)
   Transfer of AML.........................................   (103.1)       --        --
   Adjustments.............................................       --      66.2        --
                                                            --------  --------  --------
Unamortized balance as of December 31......................  2,955.5   2,668.1   2,162.4
   Accumulated effect of net unrealized investment (gains)
     losses................................................      6.7      (8.1)    (12.8)
                                                            --------  --------  --------
Balance as of December 31.................................. $2,962.2  $2,660.0  $2,149.6
                                                            ========  ========  ========

   The adjustments were the result of a reclassification from future policy benefits.

(6) Intangible Assets and Goodwill

   The following table presents our intangible assets as of December 31:

                                                      2007                  2006
                                              --------------------  --------------------
                                               Gross                 Gross
                                              carrying Accumulated  carrying Accumulated
(Amounts in millions)                          amount  amortization  amount  amortization
---------------------                         -------- ------------ -------- ------------
Present value of future profits..............  $702.5    $(258.9)    $700.7    $(210.2)
Capitalized software.........................   113.7      (79.0)      94.7      (74.2)
Deferred sales inducements to contractholders    27.6       (3.6)      11.5       (1.8)
Other........................................     2.5       (2.5)       2.5       (2.5)
                                               ------    -------     ------    -------
   Total.....................................  $846.3    $(344.0)    $809.4    $(288.7)
                                               ======    =======     ======    =======

   Amortization expense related to intangible assets for the years ended December 31, 2007, 2006 and 2005 was $53.6 million, $62.4 million and $66.6 million, respectively. Amortization expense related to deferred sales inducements of $1.8 million, $1.0 million and $0.6 million for the years ended December 31, 2007, 2006 and 2005, respectively, was included in benefits and other changes in policy reserves.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   (a) Present Value of Future Profits

      The following table presents the activity in PVFP for the years ended December 31:

(Amounts in millions)                                               2007    2006    2005
---------------------                                              ------  ------  ------
Unamortized balance as of January 1............................... $512.6  $568.4  $623.6
   Interest accreted at 5.6%, 5.8% and 5.8%, respectively.........   26.5    31.2    34.7
   Transfer of AML................................................  (25.5)     --      --
   Amount transferred due to a reinsurance transaction............   (0.4)     --      --
   Amortization...................................................  (75.2)  (87.0)  (89.9)
                                                                   ------  ------  ------
Unamortized balance as of December 31.............................  438.0   512.6   568.4
   Accumulated effect of net unrealized investment (gains) losses.    5.6   (22.1)  (42.9)
                                                                   ------  ------  ------
Balance as of December 31......................................... $443.6  $490.5  $525.5
                                                                   ======  ======  ======

   The percentage of the December 31, 2007 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

                                   2008 7.2%
                                   2009 7.3%
                                   2010 7.6%
                                   2011 7.1%
                                   2012 6.5%

   Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of business. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.

   (b) Goodwill

   Our goodwill balance for the Protection segment was $450.9 million and $471.2 million as of December 31, 2007 and 2006, respectively. The change of $20.3 million was a result of the transfer of AML in 2007. In 2005, we recognized an impairment of $57.5 million to amortization expense in our Protection segment. In 2005, we also recorded a $7.7 million pre-acquisition tax contingency release. The fair value of that reporting unit was estimated using the expected present value of future cash flows. We do not have any remaining goodwill balance in our Retirement Income and Institutional segment as of December 31, 2007 and 2006.

(7) Reinsurance

   We reinsure a portion of our policy risks to other insurance companies in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other insurance companies. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), we do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our financial position.

   As of December 31, 2007, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy is $5.0 million. On January 1, 2007, we increased the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy from $1.0 million to $5.0 million. The retention limit for issue ages over 75 is $0.1 million; however, we increased the maximum amount to $0.5 million beginning January 1, 2007.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement Answer Variable Annuity product for contracts in-force prior to January 1, 2004. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. We had $5.8 billion and $6.5 billion in retained assets that were attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets as of December 31, 2007 and 2006, respectively. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies conducted periodically.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation ("GE Capital"), an indirect subsidiary of GE, agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital at not less than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   We also use reinsurance for guaranteed minimum death benefit ("GMDB") options on most of our variable annuity products. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than with UFLIC, as of December 31, 2007, we had no significant concentrations of variable annuity net at risk reinsurance with any one reinsurer that could have a material impact on our results of operations. As of December 31, 2007, 25% of our reinsured life insurance net at risk exposure was ceded to one company.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


      The following table sets forth net life insurance in-force as of December 31:

  (Amounts in millions)                    2007         2006         2005
  ---------------------                -----------  -----------  -----------
  Direct life insurance in-force...... $ 563,131.3  $ 580,923.9  $ 544,147.9
  Amounts assumed from other companies    80,205.1     51,281.5     35,334.0
  Amounts ceded to other companies....  (226,524.7)  (237,098.8)  (239,598.8)
                                       -----------  -----------  -----------
  Net life insurance in-force......... $ 416,811.7  $ 395,106.6  $ 339,883.1
                                       ===========  ===========  ===========
  Percentage of amount assumed to net.        19.2%        13.0%        10.4%
                                       ===========  ===========  ===========

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                               Written                       Earned
                 -                  ----------------------------  ----------------------------
(Amounts in millions)                 2007      2006      2005      2007      2006      2005
---------------------               --------  --------  --------  --------  --------  --------
Direct............................. $1,267.1  $1,393.7  $1,404.4  $1,269.9  $1,394.7  $1,405.3
Assumed............................    148.5     101.3      71.7      58.8     101.3      86.9
Ceded..............................   (375.2)   (398.0)   (393.8)   (265.5)   (363.7)   (379.8)
                                    --------  --------  --------  --------  --------  --------
Net premiums....................... $1,040.4  $1,097.0  $1,082.3  $1,063.2  $1,132.3  $1,112.4
                                    ========  ========  ========  ========  ========  ========
Percentage of amount assumed to net                                    5.5%      8.9%      7.8%
                                                                  ========  ========  ========

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $1,098.5 million, $1,413.5 million and $1,048.2 million during 2007, 2006 and 2005, respectively.

(8) Insurance Reserves

   Future Policy Benefits

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                Mortality/
                                                morbidity  Interest rate
(Amounts in millions)                           assumption  assumption     2007     2006
---------------------                           ---------- ------------- -------- ---------
Structured settlements with life contingencies.     (a)     4.0% - 8.5%  $5,516.9 $ 5,757.8
Annuity contracts with life contingencies......     (a)     4.0% - 8.5%   2,031.3   2,149.3
Supplementary contracts with life contingencies     (a)     4.0% - 8.5%      55.1      53.2
Traditional life insurance contracts...........     (b)     2.5% - 6.0%   2,119.1   1,983.3
Accident and health insurance contracts........     (c)     4.5% - 7.0%      87.0      90.0
                                                                         -------- ---------
   Total future policy benefits................                          $9,809.4 $10,033.6
                                                                         ======== =========

--------
(a)Assumptions for limited-payment contracts come from either the United States Population Table, 1971 Individual Annuitant Mortality Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuity Mortality Table and Company experience.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

(b)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables, the 1980 Commissioner's Standard Ordinary Table, the 1980 Commissioner's Extended Term Table, 2001 CSO table and Company experience.
(c)The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables and Company experience.

   Assumptions as to persistency are based on company experience.

   Policyholder Account Balances

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

     (Amounts in millions)                                2007      2006
     ---------------------                              --------- ---------
     Annuity contracts................................. $ 2,855.8 $ 3,438.2
     FABNs, funding agreements and GICs................   4,619.8   4,250.6
     Structured settlements without life contingencies.   1,503.6   1,694.4
     Supplementary contracts without life contingencies     325.6     340.6
     Variable universal life insurance contracts.......      24.1      23.7
                                                        --------- ---------
        Total investment contracts.....................   9,328.9   9,747.5
     Universal life insurance contracts................   4,633.4   4,692.3
                                                        --------- ---------
        Total policyholder account balances............ $13,962.3 $14,439.8
                                                        ========= =========

   Certain Nontraditional Long-duration Contracts

   Our variable annuity contracts provide a basic GMDB which provides a minimum account value to be paid upon the annuitant's death. Some variable annuity contracts may permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are primarily death benefits; we also have some guaranteed minimum withdrawal benefits.

   As of December 31, 2007 and 2006, the total account value, net of reinsurance, of our variable annuities with death benefits, including both separate account and fixed account assets, was approximately $6,251.6 million and $3,867.4 million, respectively, with related GMDB exposure (or net amount at risk) of approximately $34.9 million and $15.5 million, respectively.

   The GMDB liability for our variable annuity contracts with death benefits, net of reinsurance, was $7.5 million and $6.5 million as of December 31, 2007 and 2006, respectively.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our consolidated balance sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contactholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate account.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


(9) Liability for Policy and Contract Claims

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

       (Amounts in millions)                    2007     2006     2005
       ---------------------                  -------  -------  -------
       Balance as of January 1............... $ 279.3  $ 322.1  $ 393.1
       Less reinsurance recoverables.........  (119.4)  (152.0)  (173.7)
                                              -------  -------  -------
          Net balance as of January 1........   159.9    170.1    219.4
                                              -------  -------  -------
       Amounts related to transfer of AML....    (3.2)      --       --

       Incurred related to insured events of:
          Current year.......................   826.0    487.1    447.3
          Prior years........................    17.2     (1.6)     3.8
                                              -------  -------  -------
              Total incurred.................   843.2    485.5    451.1
                                              -------  -------  -------
       Paid related to insured events of:
          Current year.......................  (689.1)  (397.0)  (364.5)
          Prior years........................  (161.3)   (98.7)  (135.9)
                                              -------  -------  -------
              Total paid.....................  (850.4)  (495.7)  (500.4)
                                              -------  -------  -------
          Net balance as of December 31......   149.5    159.9    170.1
                                              -------  -------  -------
       Add reinsurance recoverables..........   113.6    119.4    152.0
                                              -------  -------  -------
       Balance as of December 31............. $ 263.1  $ 279.3  $ 322.1
                                              =======  =======  =======

   The change in prior years' incurred liabilities primarily relates to favorable and unfavorable developments in claims incurred but not reported for our accident and health insurance business. In general, our insurance contracts are not subject to premiums experience adjustments as a result of prior year effects.

(10) Employee Benefit Plans

   We previously sponsored a defined benefit pension plan (the "Plan") subject to the provisions of the Employee Retirement Income Security Act of 1974 as amended ("ERISA"). The Plan's benefits were frozen as of September 27, 2005. There were no new participants since January 1, 1998. The Plan provides defined benefits based on years of service and final average compensation. We used a December 31 measurement date for the Plan. As of December 31, 2005, we recognized a net pension accrued liability of $6.6 million. For the year ended December 31, 2005, we recognized net periodic benefit costs of $2.0 million. As of November 1, 2006, the sponsorship of the Plan was transferred to GNA, our indirect parent. Costs associated with the Plan will continue to be allocated based on the existing affiliate cost-sharing agreements.

(11) Non-recourse Funding Obligations

   We have issued non-recourse funding obligations in connection with our capital management strategy related to our term and universal life insurance products.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The following table sets forth the non-recourse funding obligations (surplus notes) of the River Lake and Rivermont Life Insurance Companies, wholly-owned, special purpose consolidated captive insurance subsidiaries as of December 31:

                 (Amounts in millions)
                 ---------------------
                 Issuance                       2007     2006
                 --------                     -------- --------
                 River Lake I (a), due 2033.. $  600.0 $  600.0
                 River Lake I (b), due 2033..    500.0    500.0
                 River Lake II (a), due 2035.    300.0    300.0
                 River Lake II (b), due 2035.    550.0    300.0
                 River Lake III (a), due 2036    500.0    500.0
                 River Lake III (b), due 2036    250.0    250.0
                 River Lake IV (b), due 2028.    540.0       --
                 Rivermont I (a), due 2050...    315.0    315.0
                                              -------- --------
                    Total.................... $3,555.0 $2,765.0
                                              ======== ========

--------
(a)Accrual of interest based on one-month LIBOR plus or minus a margin that resets every 28 days.
(b)Accrual of interest based on one-month LIBOR plus a contractual margin.

   The floating rate notes have been deposited into a series of trusts that have issued money market or term securities. Both principal and interest payments on the money market and term securities are guaranteed by a third-party insurance company. The holders of the money market or term securities cannot require repayment from us or any of our subsidiaries, other than the River Lake and Rivermont Insurance Companies, as applicable, the direct issuers of the notes. Genworth has provided a limited guarantee to Rivermont I, where under adverse interest rate, mortality or lapse scenarios (or combination thereof), which we consider remote, Genworth may be required to provide additional funds to Rivermont I. We have agreed to indemnify the issuers and the third-party insurer for certain limited costs related to the issuance of these obligations.

   Any payment of principal, including by redemption, or interest on the notes may only be made with the prior approval of the Director of Insurance of the State of South Carolina in accordance with the terms of its licensing orders and in accordance with applicable law, except for non-recourse funding obligations issued by River Lake IV, a Bermuda domiciled insurance company. River Lake IV may repay principal up to 15% of its capital without prior approval. The holders of the notes have no rights to accelerate payment of principal of the notes under any circumstances, including without limitation, for nonpayment or breach of any covenant. Each issuer reserves the right to repay the notes that it has issued at any time, subject to prior regulatory approval.

   In August 2007, approximately $1.7 billion of our non-recourse funding obligations reset to the then current maximum contractual rate. During 2007, $100.0 million of our non-recourse funding obligations were purchased by an affiliate. In addition, in December 2007, the maximum rate on $0.5 billion of the $1.7 billion of non-recourse funding obligations was contractually reset to a higher rate due to the third-party financial guaranty insurance company that guaranteed these obligations being placed on a credit watch list. In January 2008, the maximum rate on the remaining $1.2 billion of non-recourse funding obligations was contractually reset to a higher rate due to the third-party financial guaranty insurance company that guaranteed these obligations being placed on a credit watch list.

   The weighted average interest rate on the non-recourse funding obligations as of December 31, 2007 and 2006 was 5.8% and 5.4%, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


(12) Income Taxes

   The total provision for income taxes for the years ended December 31 was as follows:

         (Amounts in millions)                  2007    2006     2005
         ---------------------                -------  ------  -------
         Current federal income tax.......... $(107.6) $(55.1) $(229.3)
         Deferred federal income tax.........   213.2   233.0    368.5
                                              -------  ------  -------
            Total federal income tax.........   105.6   177.9    139.2
                                              -------  ------  -------
         Current state income tax............    (6.8)    7.5    (16.3)
         Deferred state income tax...........     2.5     3.0     25.0
                                              -------  ------  -------
            Total state income tax...........    (4.3)   10.5      8.7
                                              -------  ------  -------
            Total provision for income taxes. $ 101.3  $188.4  $ 147.9
                                              =======  ======  =======

   Our current income tax receivable was $112.4 million and $144.7 million as of December 31, 2007 and 2006, respectively, and was included in other assets in the consolidated balance sheets. In 2007, we recorded $9.1 million in retained earnings as a deemed dividend related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA. The dividend was offset by an increase in tax expense resulting in no net impact to total stockholders' equity. Additionally, in 2007 we recorded $52.7 million in retained earnings related to deferred taxes on prior year ceding commissions. We recorded $3.5 million and $(5.0) million, respectively, in additional paid-in capital as a deemed capital contribution related to the assumption of a liability for tax contingency reserves by our indirect parent, GNA, in 2006 and 2005. The contribution was offset by an increase in tax expense resulting in no net impact to total stockholders' equity.

   The reconciliation of the federal statutory tax rate to the effective income tax rate for the years ended December 31 was as follows:

                                                           2007  2006  2005
                                                           ----  ----  ----
    Statutory U.S. federal income tax rate................ 35.0% 35.0% 35.0%
    Increase (reduction) in rate resulting from:
       State income tax, net of federal income tax effect. (0.3)  1.2   1.4
       Non-deductible goodwill impairment.................   --    --   4.8
       Benefit of tax favored investments................. (8.8) (1.5) (2.3)
       Tax contingencies.................................. (1.0) (0.6) (1.2)
       Other, net.........................................  0.1   0.3  (2.4)
                                                           ----  ----  ----
    Effective rate........................................ 25.0% 34.4% 35.3%
                                                           ====  ====  ====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The components of the net deferred income tax liability as of December 31 were as follows:

      (Amounts in millions)                                2007     2006
      ---------------------                              -------- --------
      Assets:
         Investments.................................... $   32.6 $   26.3
         Net unrealized losses on investment securities.    179.9       --
         Accrued expenses...............................      1.9     24.5
         Net operating loss carryforwards...............    248.5    221.5
         Other..........................................       --     57.2
                                                         -------- --------
             Total deferred income tax assets...........    462.9    329.5
                                                         -------- --------
      Liabilities:
         Insurance reserves.............................    557.4    459.2
         Net unrealized gains on investment securities..       --     11.5
         Net unrealized gains on derivatives............      0.1      0.2
         Present value of future profits................    141.0    159.4
         Deferred acquisition costs.....................    804.4    698.0
         Other..........................................     37.9      5.7
                                                         -------- --------
             Total deferred income tax liabilities......  1,540.8  1,334.0
                                                         -------- --------
             Net deferred income tax liability.......... $1,077.9 $1,004.5
                                                         ======== ========

   Based on our analysis, we believe it is more likely than not that the results of future operations and the implementations of tax planning strategies will generate sufficient taxable income to enable us to realize the remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   Net operating loss ("NOL") carryforwards amounted to $709.9 million as of December 31, 2007, and if unused, will expire beginning in 2022. Excluding the effects of FIN No. 48, the NOL carryforwards would begin to expire in 2021.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

              (Amounts in millions)                        2007
              ---------------------                       ------
              Balance as of January 1.................... $ 74.3
              Tax positions related to the current period    0.5
              Tax positions related to the prior years:
                 Gross additions.........................    0.5
                 Gross reductions........................  (24.0)
              Settlements................................   (0.3)
              Lapses of statutes of limitations..........     --
                                                          ------
              Balance as of December 31.................. $ 51.0
                                                          ======

   The total amount of unrecognized tax benefits was $51.0 million as of December 31, 2007, of which $46.1 million, if recognized, would affect the effective rate on operations.

   We recognize accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the years ended
December 31, 2007, 2006 and 2005 we accrued approximately $(3.4) million, $(1.4) million and $(15.4) million, respectively, of interest and penalties. We had approximately $1.9 million and $5.3 million, respectively, of interest and penalties accrued as of December 31, 2007 and 2006.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   We file U.S. federal income tax returns and various state income tax returns. With few exceptions, we are no longer subject to U.S. federal income tax examinations for years prior to 2000. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations. The Internal Revenue Service is currently reviewing our U.S. income tax returns for the 2005 and 2006 tax years. Certain issues from the 2003 and 2004 audit cycle have been timely protested and will be subject to review by the Internal Revenue Service appeals division. For those companies that file consolidated returns with former parent General Electric Company in 2003 and 2004 before the IPO (which included the pre-IPO related transactions), the portion of the GE consolidated return allocated to such companies is still subject to IRS examination. Certain issues from the 2000 through 2002 audit cycle are agreed upon with the Internal Revenue Service appeals division and are in the process of being prepared for review by the Joint Committee of Taxation.

   We believe it is reasonably possible that in 2008, as a result of our open audits and appeals, up to approximately $2.4 million of unrecognized tax benefits related to certain life insurance deductions will be recognized.

(13) Supplemental Cash Flow Information

   Net cash received for taxes was $213.3 million, $107.3 million and $154.5 million for the years ended December 31, 2007, 2006 and 2005, respectively. Cash paid for interest related to our non-recourse funding obligations was $177.0 million, $116.6 million and $40.5 million for the years ended December 31, 2007, 2006 and 2005, respectively.

   For a discussion of dividends paid to stockholders, see note 18.

   The following table details these transactions as well as other non-cash items for the years ended December 31:

(Amounts in millions)                                                 2007 2006   2005
---------------------                                                 ---- ----- ------
Supplemental schedule of non-cash investing and financing activities:
   Change in collateral for securities lending transactions.......... $ -- $ 6.9 $ 27.5
   Dividends declared not yet paid...................................   --    --  440.3
   Tax contingencies and other tax related items.....................  9.1   4.3   (5.0)
                                                                      ---- ----- ------
   Total other non-cash transactions................................. $9.1 $11.2 $462.8
                                                                      ==== ===== ======

(14) Related Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $326.0 million, $297.2 million and $278.0 million for the years ended December 31, 2007, 2006 and 2005, respectively. We also charged affiliates for certain services and for the use of facilities and equipment, which aggregated $115.3 million, $175.3 million and $109.1 million for the years ended December 31, 2007, 2006 and 2005, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   We paid GE Asset Management Incorporated ("GEAM"), an affiliate of GE, for investment services under an investment management agreement. We paid $1.1 million and $4.6 million in 2006 and 2005, respectively, to GEAM under this agreement. GEAM related party information is only presented for the first quarter of 2006 as GE and its affiliates ceased to be a related party as of that point in time. We also paid Genworth, our ultimate parent, for investment related services. We paid $15.7 million, $15.6 million and $13.1 million to Genworth in 2007, 2006 and 2005, respectively.

   We pay interest on outstanding amounts under a credit funding agreement with GNA, our indirect parent. Interest expense under this agreement was $0.5 million, $0.7 million and $0.5 million for the years ended December 31, 2007, 2006 and 2005, respectively. We pay interest at the cost of funds of GNA, which was 4.4%, 5.2% and 4.3%, as of December 31, 2007, 2006 and 2005, respectively. GNA owed us $0.5 million as of December 31, 2007 which was included in other assets in the consolidated balance sheets. As of December 31, 2006, we owed GNA $31.9 million which was included in other liabilities in the consolidated balance sheets.

(15) Commitments and Contingencies

   (a) Litigation

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict, nor to determine the ultimate outcomes of all pending investigations and legal proceedings, nor to provide reasonable ranges of potential losses.

   (b) Commitments

   As of December 31, 2007, we were committed to fund $15.4 million in commercial mortgage loan investments and $150.3 million in limited partnership investments.

   On December 12, 2007, River Lake V delivered to GLAIC a $550.0 million Letter of Credit and Reimbursement Agreement (the "LOC Agreement") entered into and among River Lake V, as account party, Genworth, as guarantor, and a third-party bank that serves as the administrative agent. Genworth guarantees the complete and timely performance of all of River Lake V's obligations under the LOC Agreement, including River Lake V's obligation to reimburse the third-party bank for any draws by GLAIC on the LOC Agreement.

   (c) Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which were funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $275.2 million as of December 31, 2007.

(16) Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents,

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

investment securities, separate accounts, securities lending collateral and derivative financial instruments. Other financial assets and liabilities--those not carried at fair value--are discussed below. Apart from certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the financial instrument.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates at which similar loans would have been made to similar borrowers.

   Other financial instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the related instrument.

   Borrowings and related instruments. Based on market quotes or comparable market transactions.

   Investment contracts. Based on expected future cash flows, discounted at currently offered discount rates for immediate annuity contracts or cash surrender value for single premium deferred annuities.

   All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates of the cost to terminate or otherwise settle obligations.

   The following represents the fair value of financial assets and liabilities as of December 31:

                                                    2007                         2006
                                        ---------------------------- ----------------------------
                                        Notional Carrying Estimated  Notional Carrying Estimated
(Amounts in millions)                    amount   amount  fair value  amount   amount  fair value
---------------------                   -------- -------- ---------- -------- -------- ----------
Assets:
   Commercial mortgage loans...........  $   (a) $2,968.1  $3,075.1   $  (a)  $2,917.1  $2,913.4
   Other financial instruments.........      (a)    109.8     134.1      (a)      49.8      64.7

Liabilities:
   Borrowings and related instruments:
       Borrowings......................      (a)       --        --      (a)      31.9      31.9
       Non-recourse funding
         obligations(b)................      (a)  3,555.0   3,516.8      (a)   2,765.0   2,765.0
   Investment contracts................      (a)  9,328.9   9,477.3      (a)   9,747.5   9,980.3

Other firm commitments:
   Ordinary course of business lending
     commitments.......................    15.4        --        --    23.4         --        --
   Commitments to fund limited
     partnerships......................   150.3        --        --    86.7         --        --

--------
(a)These financial instruments do not have notional amounts.
(b)See note 11.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


(17) Non-controlled Entities

   We have used third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with conduits that are sponsored by third parties.

   Total securitized assets were as follows as of December 31:

                   (Amounts in millions)         2007   2006
                   ---------------------        ------ ------
                   Assets secured by:
                   Commercial mortgage loans... $106.5 $126.8
                   Fixed maturity securities...   79.7   90.2
                   Other receivables...........   93.2  100.0
                                                ------ ------
                      Total securitized assets. $279.4 $317.0
                                                ====== ======

   Each of the categories of assets shown in the table above represents portfolios of assets that are highly rated. Examples of each category include: commercial mortgage loans--loans on diversified commercial property; fixed maturity securities--domestic and foreign, corporate and government securities; other receivables--primarily policy loans.

   We evaluated the economic, liquidity and credit risk related to the above QSPEs and believed that the likelihood is remote that any such arrangements could have had a significant adverse effect on our results of operations, liquidity, or financial position. Financial support for certain QSPEs was provided under credit support agreements in which Genworth provided limited recourse for a maximum of $119.0 million of credit losses. Assets with credit support were funded by demand notes that were further enhanced with support provided by a third-party. We recorded liabilities for such guarantees based on our best estimate of probable losses. To date, no SPE has incurred a loss.

   Sales of securitized assets to QSPEs resulted in a gain or loss amounting to the net of sales proceeds, the carrying amount of net assets sold, the fair value of servicing rights and retained interests and an allowance for losses. There were no off-balance sheet securitization transactions in 2007, 2006 and 2005.

   Amounts recognized in our consolidated financial statements related to such sales that were recorded in fixed maturity securities were as follows:

                                               December 31,
                                           ---------------------
                                              2007       2006
                                           ---------- ----------
                                                Fair       Fair
                (Amounts in millions)      Cost value Cost value
                ---------------------      ---- ----- ---- -----
                Retained interests--assets $7.5 $15.8 $9.7 $19.4
                Servicing assets..........   --    --   --    --
                Recourse liability........   --    --   --    --
                                           ---- ----- ---- -----
                Total..................... $7.5 $15.8 $9.7 $19.4
                                           ==== ===== ==== =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   Retained interests. In certain securitization transactions, we retained an interest in transferred assets. Those interests take various forms and may be subject to credit prepayment and interest rate risks. When we securitized receivables, we determined the fair value based on discounted cash flow models that incorporate, among other things, assumptions including credit losses, prepayment speeds and discount rates. These assumptions were based on our experience, market trends and anticipated performance related to the particular assets securitized. Subsequent to recording retained interests, we reviewed recorded values quarterly in the same manner and using current assumptions.

   Servicing assets. Following a securitization transaction, we retained the responsibility for servicing the receivables, and as such, were entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There were no servicing assets nor liabilities recorded as the benefits of servicing the assets are adequate to compensate an independent servicer for its servicing responsibilities.

   Recourse liability. As described previously, under credit support agreements, we provided recourse for credit losses in special purpose entities. We provided for expected credit losses under these agreements and such amounts approximated fair value.

(18) Restrictions on Dividends

   Insurance companies are restricted by state regulations departments as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia. Based on statutory results as of December 31, 2007, we are able to distribute $496.9 million in dividends in 2008 without obtaining regulatory approval. Based on statutory results as of December 31, 2007, we estimate our insurance subsidiaries could pay dividends of approximately $4.7 million to us in 2008 without obtaining regulatory approval.

   There were no common stock dividends declared in 2007. In 2006, we declared and paid a common stock dividend of $450.0 million. In 2005, we declared and paid a common stock dividend of $556.3 million consisting of cash in the amount of $116.0 million and securities in the amount of $440.3 million.

   In addition to the common stock dividends, we declared and paid preferred stock dividends. Dividends on the Series A Preferred Stock were cumulative and payable semi-annually when, and if, declared by the Board of Directors at an annual rate of 8.0% of the par value. On December 29, 2006, we redeemed 10,000 shares of our 120,000 shares of Series A Preferred Stock, par value $1,000 per share. We paid an additional $0.1 million in accrued dividends on the redeemed shares. On January 22, 2007, the Board of Directors authorized the redemption of the remaining 110,000 outstanding shares of Series A Preferred Stock for par value of $110.0 million and $2.2 million in accrued dividends on the redeemed shares. On March 12, 2007, we redeemed the remaining outstanding preferred shares for par value of $110.0 million and paid $2.5 million in dividends on the redeemed preferred shares. On April 30, 2007, the issued shares of preferred stock were retired. For each of the years ended December 31, 2006 and 2005, we declared and paid preferred stock dividends of $9.6 million.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


(19) Supplemental Statutory Financial Data

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholders' equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. Our insurance subsidiaries have no permitted accounting practices, except for River Lake V, which was granted a permitted accounting practice from the State of Vermont to carry its reserves on a U.S. GAAP basis.

   The tables below include our combined statutory net income (losses) and statutory capital and surplus:

                                                                   Years ended December 31,
                                                                  -------------------------
(Amounts in millions)                                               2007     2006     2005
---------------------                                             -------  -------  -------
GLAIC and our life insurance subsidiaries, excluding captive life reinsurance subsidiaries....................................... $ 380.8  $ 538.0  $ 357.9
Captive life reinsurance subsidiaries combined statutory net loss  (413.3)  (894.7)  (333.1)
                                                                  -------  -------  -------
   Combined statutory net income (losses)........................ $ (32.5) $(356.7) $  24.8
                                                                  =======  =======  =======

                                                   As of December 31,
                                                   -----------------
            (Amounts in millions)                    2007      2006
            ---------------------                  --------  --------
            Combined statutory capital and surplus $1,528.6  $1,323.7

   Statutory net income (loss) from our captive life reinsurance subsidiaries relate to their assumption reinsurance of statutorily required term and universal life insurance reserves from our life insurance companies. These reserves are, in turn, funded through the issuance of surplus notes (non-recourse funding obligations) to third parties. Accordingly, the combined statutory net income and distributable income of GLAIC and our life insurance subsidiaries are not affected by the statutory net income (loss) of the captives, except to the extent dividends are received from captives. The combined statutory capital and surplus of GLAIC and our life insurance subsidiaries does not include the capital and surplus of our captive life reinsurance subsidiaries of $1,081.8 million and $1,175.2 million as of December 31, 2007 and 2006, respectively. Capital and surplus of our captive life reinsurance subsidiaries, excluding River Lake V, includes surplus notes (non-recourse funding obligations) as further described in note 11. As of December 31, 2007, River Lake V had not yet issued any surplus notes.

   The NAIC has adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with:
(i) asset risk; (ii) insurance risk; (iii) interest rate risk; and
(iv) business risk. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, management periodically monitors the RBC level of GLAIC and its subsidiaries. As of December 31, 2007 and 2006, GLAIC and its subsidiaries exceeded the minimum required RBC levels.

(20) Segment Information

   We conduct our operations in two business segments: (1) Protection, which includes term life insurance, universal life insurance and Medicare supplement insurance; and (2) Retirement Income and Institutional, which principally includes fixed and variable deferred and immediate individual annuities, group variable annuities

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005

offered through retirement plans, variable life insurance and institutional products. Institutional products include FABNs, funding agreements and GICs. We also have Corporate and Other activities which include income and expenses not allocated to the segments.

   In 2006, we began to allocate net investment gains (losses) from Corporate and Other to our Protection and Retirement Income and Institutional segments using an approach based principally upon the investment portfolios established to support each of those segments' products and targeted capital levels. Prior to 2006, all net investment gains (losses) were recorded in Corporate and Other and were not reflected in the results of any of our other segments.

   We use the same accounting policies and procedures to measure segment income and assets as we use to measure our consolidated net income and assets. Segment income represents the basis on which the performance of our business is assessed by management. Premiums and fees, other income, benefits, acquisition and operating expenses and policy-related amortization are attributed directly to each operating segment. Net investment income and invested assets are allocated based on the assets required to support the underlying liabilities and capital of the products included in each segment.

   See note 1 for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2007:

                                                                       Retirement
                                                                       Income and   Corporate
(Amounts in millions)                                      Protection Institutional and Other Consolidated
---------------------                                      ---------- ------------- --------- ------------
Premiums.................................................. $   891.9    $   171.3   $     --   $ 1,063.2
Net investment income.....................................     609.3        570.6       10.0     1,189.9
Net investment gains (losses).............................     (26.6)       (74.3)       9.8       (91.1)
Policy fees and other income..............................     346.6        144.5        0.2       491.3
                                                           ---------    ---------   --------   ---------
   Total revenues.........................................   1,821.2        812.1       20.0     2,653.3
                                                           ---------    ---------   --------   ---------
Benefits and other changes in policy reserves.............     780.6        324.8         --     1,105.4
Interest credited.........................................     217.4        323.9         --       541.3
Acquisition and operating expenses, net of deferrals......     145.6         79.5       19.1       244.2
Amortization of deferred acquisition costs and intangibles     106.8         44.6         --       151.4
Interest expense..........................................     204.6           --        0.5       205.1
                                                           ---------    ---------   --------   ---------
   Total benefits and expenses............................   1,455.0        772.8       19.6     2,247.4
                                                           ---------    ---------   --------   ---------
Income before income taxes and equity in net income of
  unconsolidated subsidiary...............................     366.2         39.3        0.4       405.9
Provision for income taxes................................     125.8        (25.2)       0.7       101.3
                                                           ---------    ---------   --------   ---------
Income before equity in net income of unconsolidated
  subsidiary..............................................     240.4         64.5       (0.3)      304.6
Equity in net income of unconsolidated subsidiary.........        --           --       19.1        19.1
                                                           ---------    ---------   --------   ---------
Net income................................................ $   240.4    $    64.5   $   18.8   $   323.7
                                                           =========    =========   ========   =========

Total assets.............................................. $14,880.0    $29,456.7   $1,640.4   $45,977.1
                                                           =========    =========   ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2006:

                                                                       Retirement
                                                                       Income and   Corporate
(Amounts in millions)                                      Protection Institutional and Other Consolidated
---------------------                                      ---------- ------------- --------- ------------
Premiums.................................................. $   875.4    $   256.9   $     --   $ 1,132.3
Net investment income.....................................     537.8        521.0       58.1     1,116.9
Net investment gains (losses).............................      (2.8)        (7.5)      13.4         3.1
Policy fees and other income..............................     291.3         91.5         --       382.8
                                                           ---------    ---------   --------   ---------
   Total revenues.........................................   1,701.7        861.9       71.5     2,635.1
                                                           ---------    ---------   --------   ---------
Benefits and other changes in policy reserves.............     683.8        418.1         --     1,101.9
Interest credited.........................................     220.4        276.3         --       496.7
Acquisition and operating expenses, net of deferrals......     151.7         66.8       24.0       242.5
Amortization of deferred acquisition costs and intangibles      80.7         31.3         --       112.0
Interest expense..........................................     132.8           --        1.2       134.0
                                                           ---------    ---------   --------   ---------
   Total benefits and expenses............................   1,269.4        792.5       25.2     2,087.1
                                                           ---------    ---------   --------   ---------
Income before income taxes................................     432.3         69.4       46.3       548.0
Provision for income taxes................................     153.2          6.9       28.3       188.4
                                                           ---------    ---------   --------   ---------
Net income................................................ $   279.1    $    62.5   $   18.0   $   359.6
                                                           =========    =========   ========   =========

Total assets.............................................. $14,377.5    $28,846.0   $1,280.5   $44,504.0
                                                           =========    =========   ========   =========

   The following is a summary of our segments and Corporate and Other activities for the year ended December 31, 2005:

                                                                       Retirement
                                                                       Income and   Corporate
(Amounts in millions)                                      Protection Institutional and Other Consolidated
---------------------                                      ---------- ------------- --------- ------------
Premiums..................................................  $  778.6     $333.8       $  --     $1,112.4
Net investment income.....................................     442.1      493.8        82.7      1,018.6
Net investment gains (losses).............................        --         --        (9.7)        (9.7)
Policy fees and other income..............................     303.4       58.9          --        362.3
                                                            --------     ------       -----     --------
   Total revenues.........................................   1,524.1      886.5        73.0      2,483.6
                                                            --------     ------       -----     --------
Benefits and other changes in policy reserves.............     654.7      490.4          --      1,145.1
Interest credited.........................................     216.4      239.6          --        456.0
Acquisition and operating expenses, net of deferrals......     137.5       62.2        38.2        237.9
Amortization of deferred acquisition costs and intangibles     147.4       30.0          --        177.4
Interest expense..........................................      48.4         --         0.3         48.7
                                                            --------     ------       -----     --------
   Total benefits and expenses............................   1,204.4      822.2        38.5      2,065.1
                                                            --------     ------       -----     --------
Income before income taxes................................     319.7       64.3        34.5        418.5
Provision for income taxes................................     132.9        7.1         7.9        147.9
                                                            --------     ------       -----     --------
Net income................................................  $  186.8     $ 57.2       $26.6     $  270.6
                                                            ========     ======       =====     ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2007, 2006 and 2005


(21) Quarterly Financial Data (unaudited)

   Our unaudited summarized quarterly results of operations for the years ended December 31 were as follows:

                       First Quarter Second Quarter Third Quarter Fourth Quarter
                       ------------- -------------  ------------- -------------
 (Amounts in millions)  2007   2006   2007    2006   2007   2006   2007    2006
 --------------------- ------ ------ ------  ------ ------ ------ ------  ------
 Net investment income $285.3 $256.4 $287.2  $280.0 $322.5 $274.1 $294.9  $306.4
                       ====== ====== ======  ====== ====== ====== ======  ======
 Total revenues....... $657.5 $632.3 $647.7  $648.2 $700.4 $645.2 $647.7  $709.4
                       ====== ====== ======  ====== ====== ====== ======  ======
 Net income........... $ 93.5 $ 83.6 $ 76.5  $ 86.0 $114.4 $ 92.0 $ 39.3  $ 98.0
                       ====== ====== ======  ====== ====== ====== ======  ======

            Report of Independent Registered Public Accounting Firm

The Board of Directors
Genworth Life and Annuity Insurance Company:

   Under date of February 28, 2008, we reported on the consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2007 and 2006, and the related consolidated statements of income, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2007, which are included herein. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related financial statement schedules included herein. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

   In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Richmond, Virginia
February 28, 2008

                                  Schedule I

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

       Summary of investments--other than investments in related parties
                             (Amounts in millions)

   As of December 31, 2007, the amortized cost or cost, estimated fair value and carrying value of our invested assets were as follows:

                                                      Amortized
                                                       cost or  Estimated  Carrying
Type of Investment                                      cost    fair value  value
------------------                                    --------- ---------- ---------
Fixed maturity securities:
   Bonds:
       U.S. government, agencies and authorities..... $   189.3 $   207.2  $   207.2
       Government--non U.S...........................     293.0     319.7      319.7
       Public utilities..............................     861.9     858.7      858.7
       All other corporate bonds.....................  14,401.2  13,851.7   13,851.7
                                                      --------- ---------  ---------
          Total fixed maturity securities............  15,745.4  15,237.3   15,237.3
Equity securities....................................      60.5      64.0       64.0
Commercial mortgage loans............................   2,968.1     xxxxx    2,968.1
Policy loans.........................................     466.8     xxxxx      466.8
Other invested assets/(1)/...........................     989.8     xxxxx    1,091.0
                                                      --------- ---------  ---------
          Total investments.......................... $20,230.6     xxxxx  $19,827.2
                                                      ========= =========  =========

--------
/(1)/The amount shown in the consolidated balance sheets for other invested assets differs from amortized cost or cost presented, as other invested assets includes certain assets with a carrying amount that differs from amortized cost or cost.


   See Accompanying Report of Independent Registered Public Accounting Firm

                                 Schedule III

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                      Supplemental Insurance Information
                             (Amounts in millions)

                                         Deferred                 Policyholder   Liabilities
                                        Acquisition Future Policy   Account    for Policy and  Unearned
Segment                                    Costs      Benefits      Balances   Contract Claims Premiums
-------                                 ----------- ------------- ------------ --------------- --------
December 31, 2007:
   Protection..........................  $2,429.1     $ 2,206.1    $ 4,815.6       $249.3       $21.4
   Retirement Income and Institutional.     533.1       7,603.3      9,146.7         13.8          --
                                         --------     ---------    ---------       ------       -----
       Total...........................  $2,962.2     $ 9,809.4    $13,962.3       $263.1       $21.4
                                         ========     =========    =========       ======       =====
December 31, 2006:
   Protection..........................  $2,272.1     $ 2,073.3    $ 4,880.4       $265.0       $24.1
   Retirement Income and Institutional.     387.9       7,960.3      9,559.4         14.3          --
                                         --------     ---------    ---------       ------       -----
       Total...........................  $2,660.0     $10,033.6    $14,439.8       $279.3       $24.1
                                         ========     =========    =========       ======       =====

                                                  Interest                   Amortization
                                                Credited and    Acquisition  of Deferred
                                      Net       Benefits and   and Operating Acquisition
                          Premium  Investment Other Changes in Expenses, Net  Costs and   Premiums
Segment                   Revenue    Income   Policy Reserves  of Deferrals  Intangibles  Written
-------                   -------- ---------- ---------------- ------------- ------------ --------
December 31, 2007:
   Protection............ $  891.9  $  609.3      $  998.0        $145.6        $106.8    $  869.2
   Retirement Income and
     Institutional.......    171.3     570.6         648.7          79.5          44.6       171.2
   Corporate and Other...       --      10.0            --          19.1            --          --
                          --------  --------      --------        ------        ------    --------
       Total............. $1,063.2  $1,189.9      $1,646.7        $244.2        $151.4    $1,040.4
                          ========  ========      ========        ======        ======    ========
December 31, 2006:
   Protection............ $  875.4  $  537.8      $  904.2        $151.7        $ 80.7    $  840.1
   Retirement Income and
     Institutional.......    256.9     521.0         694.4          66.8          31.3       256.9
   Corporate and Other...       --      58.1            --          24.0            --          --
                          --------  --------      --------        ------        ------    --------
       Total............. $1,132.3  $1,116.9      $1,598.6        $242.5        $112.0    $1,097.0
                          ========  ========      ========        ======        ======    ========
December 31, 2005:
   Protection............ $  778.6  $  442.1      $  871.1        $137.5        $147.4    $  748.1
   Retirement Income and
     Institutional.......    333.8     493.8         730.0          62.2          30.0       334.2
   Corporate and Other...       --      82.7            --          38.2            --          --
                          --------  --------      --------        ------        ------    --------
       Total............. $1,112.4  $1,018.6      $1,601.1        $237.9        $177.4    $1,082.3
                          ========  ========      ========        ======        ======    ========

   See Accompanying Report of Independent Registered Public Accounting Firm

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits


 (1)(a)        Resolution of Board of Directors of The Life Insurance Company of
               Virginia authorizing the Establishment of Life of Virginia Separate
               Account 4. Previously filed on May 1, 1998 with Post-Effective
               Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
               Registration No. 033-76334.

 (1)(a)(i)     Resolution of the Board of Directors of GE Life & Annuity authorizing the change in name of Life of Virginia Separate Account 4 to GE Life
               & Annuity Separate Account 4. Previously filed on July 17, 1998 with
               Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 033-76334.

 (1)(b)        Resolution of the Board of Directors of GE Life and Annuity Assurance
               Company authorizing the change in name of GE Life and Annuity
               Assurance Company to Genworth Life and Annuity Insurance Company.
               Previously filed on January 3, 2006 with Post-Effective Amendment
               No. 24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
               Registration No. 333-31172.

 (1)(b)(i)     Resolution of the Board of Directors of GE Life and Annuity Assurance
               Company authorizing the change in name GE Life & Annuity Separate
               Account 4 to Genworth Life & Annuity VA Separate Account 1.
               Previously filed on January 3, 2006 with Post-Effective Amendment
               No. 24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
               Registration No. 333-31172.

 (2)           Not Applicable.

 (3)(a)        Underwriting Agreement between GE Life and Annuity Assurance Company and Capital Brokerage Corporation. Previously filed on December 12,
               2001 with Pre-Effective Amendment No. 1 to Form S-1 for GE Life and
               Annuity Assurance Company, Registration No. 333-69786.

    (b)        Dealer Sales Agreement. Previously filed on December 12, 2001 with
               Pre-Effective Amendment No. 1 to Form S-1 for GE Life and Annuity
               Assurance Company, Registration No. 333-69786.

 (4)(a)        Contract Form P1154 4/00. Previously filed on September 2, 2000 with
               Post-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 333-31172.

    (b)        Endorsements to Contract.

    (b)(i)     Terminal Illness Nursing Home Endorsement P5122 10/98. Previously
               filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334

    (b)(ii)    IRA Endorsement P5090F 7/97. Previously filed on May 1, 1998 with
               Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 033-76334

    (b)(ii)(a) IRA Endorsement P5364 8/07. Previously filed on November 27, 2007 with Post-Effective Amendment No. 33 to Form N-4 for Genworth Life &
               Annuity VA Separate Account 1, Registration No. 333-31172.


    (b)(iii)    Roth IRA P5100 6/99. Previously filed on May 1, 1998 with
                Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
                Separate Account 4, Registration No. 033-76334

    (b)(iii)(a) Roth IRA Endorsement P5365 8/07. Previously filed on November 27,
                2007 with Post-Effective Amendment No. 33 to Form N-4 for Genworth
                Life & Annuity VA Separate Account 1, Registration No. 333-31172.

    (b)(iv)     Optional Death Benefit Rider P5135 4/00. Previously filed on December
                18, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life &
                Annuity Separate Account 4, Registration No. 333-62695.

    (b)(v)      Optional Enhanced Death Benefit Rider P5140 8/00. Previously filed on
                September 1, 2000 with Post-Effective Amendment 1 to Form N-4 for GE
                Life & Annuity Separate Account 4, Registration No. 333-31172.

    (b)(vi)     Optional Death Benefit Rider P5152 12/00. Previously filed on
                February 27, 2001 with Post-Effective Amendment No. 3 to Form N-4 for
                GE Life & Annuity Separate Account 4, Registration No. 333-62695.

    (b)(vii)    Optional Enhanced Death Benefit Rider P5153 12/00. Previously filed on July 17, 1998 with Post-Effective Amendment No. 11 to Form N-4 for
                GE Life & Annuity Separate Account 4, Registration No. 033-76334.

    (b)(viii)   Monthly Income Benefit Endorsement P5154 12/00. Previously filed on
                February 27, 2001 with Post-Effective Amendment No. 3 to Form N-4 for
                GE Life & Annuity Separate Account 4, Registration No. 333-62695.

    (b)(ix)     Optional Enhanced Death Benefit Rider P5161 3/01. Previously filed on
                February 27, 2001 with Post-Effective Amendment No. 3 to Form N-4 for
                GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(x)      Death Provisions Endorsement P5221 1/03. Previously filed on February
                18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life
                & Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xi)     Annual Step-Up Benefit Rider P5222 1/03. Previously filed on February
                18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life
                & Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xii)    Rollup Death Benefit Rider P5223 1/03. Previously filed on February
                18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life
                & Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xiii)   Greater of Annual Step-Up and Rollup Death Benefit Rider P5224 1/03.
                Previously filed on February 18, 2003 with Post-Effective Amendment
                No. 7 to Form N-4 for GE Life & Annuity Separate Account 4,
                Registration No. 333-31172.

 (4)(b)(xiv)    Joint Owner Endorsement P5227 1/03. Previously filed on February 18,
                2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life &
                Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xv)     Annuity Cross Funded Endorsement P5228 1/03. Previously filed on
                February 18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for
                GE Life & Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xvi)    Earnings Protector Death Benefit Rider P5239 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xvii)     GE Life and Annuity Assurance Company Guarantee Account Rider.
                  Previously filed on August 19, 2003 with Post-Effective Amendment No.
                  10 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
                  No. 333-31172.

 (4)(b)(xviii)    Guaranteed Income Rider. Previously filed on December 3, 2003 with
                  Post-Effective Amendment No. 13 to Form N-4 for GE Life & Annuity
                  Separate Account 4, Registration No. 333-31172.

 (4)(b)(xviii)(a) Guaranteed Income Rider. Previously filed on April 27, 2005 with
                  Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
                  Separate Account 4, Registration No. 333-31172.

 (4)(b)(xix)      Payment Protection Rider. Previously filed on February 23, 2004 with
                  Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity
                  Separate Account 4, Registration No. 333-47732.

 (4)(b)(xix)(a)   Payment Protection with Commutation Immediate and Deferred Variable
                  Annuity Rider. Previously filed on September 1, 2006 with Post
                  Effective Amendment No. 28 to Form N-4 for Genworth Life & Annuity VA
                  Separate Account 1, Registration No. 333-31172.

 (4)(b)(xx)       Guaranteed Minimum Withdrawal Benefit Rider. Previously filed on
                  February 23, 2004 with Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-47732.

 (4)(b)(xxi)      Guaranteed Income Rollover Rider. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
                  Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xxii)     Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on July 26, 2005 with Post-Effective Amendment No. 22 to Form
                  N-4 for GE Life & Annuity Separate Account, Registration No.
                  333-31172.

 (4)(b)(xxii)(a)  Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on September 1, 2006 with Post Effective Amendment No. 28 to
                  Form N-4 for Genworth Life & Annuity VA Separate Account 1,
                  Registration No. 333-31172.

 (4)(b)(xxii)(b)  Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form
                  N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
                  No. 333-31172.

 (4)(b)(xxii)(c)  Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on November 27, 2007 with Post-Effective Amendment No. 33 to
                  Form N-4 for Genworth Life & Annuity VA Separate Account 1,
                  Registration No. 333-31172.

 (5)(a)           Form of Application. Previously filed on April 27, 2006 with
                  Post-Effective Amendment No. 26 to Form N-4 for Genworth Life &
                  Annuity VA Separate Account 1, Registration No. 333-31172.

 (6)(a)           Amended and Restated Articles of Incorporation of Genworth Life and
                  Annuity Insurance Company. Previously filed on January 3, 2006 with
                  Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
                  Annuity VA Separate Account 1, Registration No. 333-31172.

    (b)           By-Laws of Genworth Life and Annuity Insurance Company. Previously
                  filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
                  N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
                  No. 333-31172.

 (7)              Reinsurance Agreement. Previously filed on April 30, 2004 with Post
                  Effective Amendment No. 13 to Form N-4 for GE Life & Annuity Separate
                  Account 4, Registration No. 333-62695.

 (8)(a)(i)  Amended and Restated Fund Participation Agreement among Variable
            Insurance Products Funds, Fidelity Distributors Corporation and
            Genworth Life and Annuity Insurance Company. Filed herewith.

    (a)(ii) First Amendment to Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors
            Corporation and Genworth Life and Annuity Insurance Company. Filed herewith.

    (b)     Agreement between Oppenheimer Variable Account Funds, Oppenheimer
            Management Corporation, and GE Life and Annuity Assurance Company.
            Previously filed on May 1, 1998 with Post-Effective Amendment 9 to
            Form N-4 for GE Life & Annuity Separate Account, Registration
            No. 033-76334.

    (b)(i)  Amendment to Agreement between Oppenheimer Variable Account Funds,
            Oppenheimer Management Corporation, and The Life Insurance Company of
            Virginia. Previously filed on June 2, 2000 with Pre-Effective
            Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 333-31172.

    (c)     [Reserved.]

    (d) Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 333-31172.

    (e)     Fund Participation Agreement between Genworth Life and Annuity
            Insurance Company and Federated Insurance Series. Previously filed on
            April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for
            Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (f)     [Reserved.]

    (g)     Participation Agreement between GE Investments Funds, Inc. and
            Genworth Life and Annuity Insurance Company. Previously filed on
            September 1, 2006 with Post Effective Amendment No. 28 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No.
            333-31172.

    (h)     Participation Agreement between AIM Variable Insurance Series and GE
            Life and Annuity Assurance Company. Previously filed on April 27,
            2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 333-31172.

    (h)(i)  Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and AIM Variable Insurance Funds.
            Previously filed on April 23, 2007 with Post-Effective Amendment
            No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

    (i)     Participation Agreement between Alliance Variable Products Series
            Fund, Inc. and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form
            N-4 for GE Life & Annuity Separate Account 4, Registration
            No. 333-31172.

    (i)(i)  Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and AllianceBernstein Variable Products
            Series Fund, Inc. Previously filed on April 23, 2007 with
            Post-Effective Amendment No. 31 to Form N-4 for Genworth Life &
            Annuity VA Separate Account 1, Registration No. 333-31172.

    (j)     Fund Participation Agreement between Genworth Life and Annuity
            Insurance Company and Dreyfus. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for Genworth Life &
            Annuity VA Separate Account 1, Registration No. 333-31172.

    (k)     Participation Agreement between MFS(R) Variable Insurance Trust and
            GE Life and Annuity Assurance Company. Previously filed on April 27,
            2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 333-31172.

    (k)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and MFS Variable Insurance Trust.
           Previously filed on April 23, 2007 with Post-Effective Amendment
           No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-31172.

    (l)    Participation Agreement between PIMCO Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed on April 27,
           2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-31172.

    (l)(i) Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and PIMCO Variable Insurance Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-31172.

    (m)    Participation Agreement between Rydex Variable Trust and GE Life and
           Annuity Assurance Company. Previously filed on April 27, 2005 with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

    (n)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed on April 27, 2006 with Post-Effective Amendment No. 26 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-31172.

    (o)    [Reserved.]

    (p)    Participation Agreement between Nations Separate Account Trust and GE
           Life and Annuity Assurance Company. Previously filed as Exhibit
           (h)(32) with Post-Effective Amendment No. 6 to Form N-6 for GE Life &
           Annuity Separate Account II, Registration No. 333-72572.

    (q)    Participation Agreement between FAM Variable Series Funds, Inc.
           (formerly, Merrill Lynch Variable Series Funds, Inc.) and GE Life and
           Annuity Assurance Company. Previously filed on April 27, 2005 with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

    (q)(i) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life and Annuity Insurance Company. Filed herewith.

    (r)    Participation Agreement between Eaton Vance Variable Trust and GE
           Life and Annuity Assurance Company. Previously filed as Exhibit
           (h)(31) with Post-Effective Amendment No. 6 to Form N-6 for GE Life &
           Annuity Separate Account II, Registration No. 333-72572.

    (r)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Eaton Vance Variable Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-31172.

    (s)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and The Prudential Series Fund. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-31172.

    (t)    Participation Agreement between Van Kampen Life Investment Trust and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-31172.

    (u)    [Reserved.]

    (v) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Life and Annuity Assurance Company. Previously filed on
           November 1, 2004 with Post-Effective Amendment No. 18 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-31172.

    (w)     Participation Agreement among Scudder Variable Series II, Scudder
            Distributors, Inc., Deutsche Investment Management Americas Inc. and
            GE Life and Annuity Assurance Company. Previously filed on April 27,
            2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 333-31172.

    (w)(i)  Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and DWS Variable Series II. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form
            N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (x)     Participation Agreement between American Century Investment Services,
            Inc. and GE Life and Annuity Assurance Company regarding American
            Century Variable Portfolios, Inc. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 333-31172.

    (y)     Form of Participation Agreement between American Century Investment
            Services, Inc. and GE Life and Annuity Assurance Company regarding
            American Century Variable Portfolios II, Inc. Previously filed on
            April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for
            GE Life & Annuity Separate Account 4, Registration No. 333-31172.

    (z)     Participation Agreement between JPMorgan Insurance Trust and Genworth
            Life and Annuity Insurance Company. Previously filed on September 1,
            2006 with Post Effective Amendment No. 28 to Form N-4 for Genworth
            Life & Annuity VA Separate Account 1, Registration No. 333-31172.

    (z)(i)  Form of Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and JP Morgan Series Trust II. Previously filed with Post-Effective Amendment 28 to Form N-4 for Genworth
            Life & Annuity VA Separate Account 1, Registration No. 333-31172.

    (z)(ii) Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and JP Morgan Series Trust II. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form
            N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (aa)    Form of Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and Goldman Sachs Variable Insurance Trust.
            Previously filed on April 23, 2007 with Post-Effective Amendment
            No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

    (aa)(i) Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and Goldman Sachs Variable Insurance Trust.
            Previously filed on April 23, 2007 with Post-Effective Amendment
            No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

    (bb)    Fund Participation Agreement between Genworth Life and Annuity
            Insurance Company and Legg Mason Partners Variable Equity Trust.
            Previously filed on April 23, 2007 with Post-Effective Amendment
            No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

    (cc)    Fund Participation Agreement between Genworth Life and Annuity
            Insurance Company and Lord Abbett Series Fund, Inc. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (dd)    Fund Participation Agreement between Genworth Life and Annuity
            Insurance Company and The Universal Institutional Funds, Inc.
            Previously filed on April 23, 2007 with Post-Effective Amendment
            No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

    (ee) Fund Participation Agreement between Genworth Life and Annuity
         Insurance Company and XTF Advisors Trust. Previously filed on
         April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for
         Genworth Life & Annuity VA Separate Account 1, Registration
         No. 333-31172.

 (9) Opinion and Consent of Heather C. Harker, Counsel for Genworth Life and Annuity Insurance Company. Filed herewith.

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11)     Not Applicable.

(12)     Not Applicable.

(13) Schedule showing computation for Performance Data. Previously filed on April 30, 1996 with Post-Effective Amendment 4 to Form N-4 for GE
         Life & Annuity Separate Account 4, Registration No. 033-76334.

(14)     Power of Attorney. Filed herewith.


Item 25.  Directors and Officers of the Depositor




Pamela S. Schutz         Chairperson of the Board, President and Chief Executive
                         Officer
Paul A. Haley            Director, Senior Vice President and Chief Actuary
William C. Goings, II(4) Director and Senior Vice President
Leon E. Roday(2)         Director and Senior Vice President
Geoffrey S. Stiff        Director and Senior Vice President
Victor C. Moses(2)       Director and Vice President
John G. Apostle, II      Senior Vice President and Chief Compliance Officer
Thomas E. Duffy          Senior Vice President, General Counsel and Secretary
Dennis R. Vigneau        Senior Vice President and Chief Financial Officer
Mark W. Griffin(3)       Senior Vice President and Chief Investment Officer
Christopher J. Grady     Senior Vice President
James H. Reinhart        Senior Vice President
James D. Atkins          Senior Vice President
Patrick B. Kelleher      Senior Vice President
Thomas M. Stinson        Senior Vice President
Heather C. Harker        Vice President and Associate General Counsel
Jac J. Amerell           Vice President and Controller
Gary T. Prizzia(1)       Treasurer
Matthew P. Sharpe        Vice President



The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

(1) The principal business address is Genworth Financial, Inc., 6604 W. Broad Street, Richmond, Virginia 23230.

(2) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

(3) The principal business address is Genworth Financial, Inc., 3001 Summer Street, Stamford, Connecticut 06905.

(4) The principal business address is Genworth Financial, Inc., 700 Main Street, Lynchburg, Virginia 24504.


Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]



Item 27.  Number of Contractowners


   There were 18,424 owners of Qualified Contracts and 20,737 owners of Non-Qualified Contracts as of February 20, 2008.


Item 28.  Indemnification

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.


   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *


Item 29.  Principal Underwriter


   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3 and Genworth Life & Annuity VA Separate Account 4.


   (b)


         Name                   Address            Positions and Offices with Underwriter
         ----                   -------            --------------------------------------
Christopher J. Grady... 6610 W. Broad St.        Director, President and Chief Executive
                        Richmond, VA 23230       Officer
Geoffrey S. Stiff...... 6610 W. Broad St.        Director and Senior Vice President
                        Richmond, VA 23230
John G. Apostle, II.... 6620 W. Broad St.        Director
                        Richmond, VA 2320
Patrick B. Kelleher.... 6610 W. Broad St.        Senior Vice President
                        Richmond, VA 23230
Victor C. Moses........ 601 Union Street,        Senior Vice President
                        Suite 2200
                        Seattle, WA 98101
Edward J. Wiles, Jr.... 3001 Summer St.,         Senior Vice President
                        2nd Floor
                        Stamford, CT 06905
Scott E. Wolfe......... 6620 W. Broad Street     Senior Vice President and Chief Compliance
                        Richmond, VA 23230       Officer
Dennis R. Vigneau...... 6610 W. Broad Street     Chief Financial Officer
                        Richmond, Virginia 23230
James H. Reinhart...... 6610 W. Broad St.        Vice President
                        Richmond, VA 23230

         Name                 Address        Positions and Offices with Underwriter
         ----                 -------        --------------------------------------
Michele L. Trampe...... 6610 W. Broad St.       Vice President and Controller
                        Richmond, VA 23230
Gary T. Prizzia........ 6620 W. Broad Street    Treasurer
                        Richmond, VA 23230
Gabor Molnar........... 6610 W. Broad St.       Financial & Operations Principal
                        Richmond, VA 23230


   (c)

                                    (2)
             (1)              Net Underwriting      (3)           (4)
           Name of             Discounts and   Compensation    Brokerage       (5)
    Principal Underwriter       Commissions    on Redemption  Commissions  Compensation
    ---------------------     ---------------- -------------  -----------  ------------
Capital Brokerage Corporation  Not Applicable  Not Applicable     10%     $140.1 million


Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 25th day of April, 2008.


                                    GENWORTH LIFE & ANNUITY VA SEPARATE
                                      ACCOUNT 1
                                    (Registrant)

                                    By:         /s/  MATTHEW P. SHARPE
                                        -------------------------------------
                                                   Matthew P. Sharpe
                                                    Vice President

                                    BY:  GENWORTH LIFE AND ANNUITY INSURANCE
                                          COMPANY
                                         (Depositor)

                                    By:         /s/  MATTHEW P. SHARPE
                                        -------------------------------------
                                                   Matthew P. Sharpe
                                                    Vice President

   Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.




              Name                         Title                   Date
              ----                         -----                   ----

     /s/  PAMELA S. SCHUTZ*    Chairperson of the Board,      April 25, 2008
   ---------------------------   President and Chief
        Pamela S. Schutz         Executive Officer

   /s/  WILLIAM C. GOINGS, II* Director and Senior Vice       April 25, 2008
   ---------------------------   President
      William C. Goings, II

       /s/  PAUL A. HALEY*     Director, Senior Vice          April 25, 2008
   ---------------------------   President and Chief Actuary
          Paul A. Haley

      /S/  VICTOR C. MOSES*    Director and Vice President    April 25, 2008
   ---------------------------
         Victor C. Moses

       /S/  LEON E. RODAY*     Director and Senior Vice       April 25, 2008
   ---------------------------   President
          Leon E. Roday

     /S/  GEOFFREY S. STIFF*   Director and Senior Vice       April 25, 2008
   ---------------------------   President
        Geoffrey S. Stiff

     /S/  DENNIS R. VIGNEAU*   Senior Vice President and      April 25, 2008
   ---------------------------   Chief Financial Officer
        Dennis R. Vigneau

               Name                     Title                   Date
               ----                     -----                   ----

       /S/  JAC J. AMERELL* Vice President and Controller  April 25, 2008
       --------------------
          Jac J. Amerell



*By:   /s/  MATTHEW P.    , pursuant to Power of Attorney April 25, 2008
           SHARPE           executed on March 31, 2008.
     -------------------
      Matthew P. Sharpe